UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET EQUITY 500 INDEX FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the "S&P 500“ or the ”Index"). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 26.26%, and the Index was 26.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index had strong performance over the Reporting Period, with eight of the twelve months posting positive returns. U.S. equities indices rose in the first quarter of the Reporting Period as the Index gained 7.5%. Stock markets in the U.S. rallied in January amid optimism that global central banks, led by the U.S. Federal Reserve (the “Fed”), might halt interest rate hike and perhaps may even cut rates by the end of the year. But stronger than expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S. and an impending collapse of Credit Suisse, which caused investors to flee to safer assets. But by the end of the month, those fears eased.
The Index rose 8.7% in second quarter of the Reporting Period, its biggest quarterly advance since the fourth quarter of 2021. The U.S. market was driven significantly by a select group of stocks known as the ‘Magnificent Seven’. These stocks were responsible for the majority of the market rally due to optimism around AI, while the rest of the market remained relatively flat.
Economic indicators from the U.S. remained relatively strong over the third quarter of the Reporting Period. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. The Index ended down 3.3% in the third quarter of 2023.
U.S. stocks rallied in the fourth quarter of 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the Fed Chair’s supportive comments shored up investor sentiment. The third quarter of 2023 earnings also encouraged investors. Most sectors rallied over the quarter, except for energy, which was dragged down by weak crude prices over the quarter. The fourth quarter of 2023 posted a return of 6.8%, which led to a strong return of 26.29% for the year.
Nine of the eleven sectors posted positive returns, with Information Technology and Communications Services as the top performing sectors. The only two sectors posting negative returns were Utilities and Energy.
The Fund used futures in order to gain market exposure for the cash position during the Reporting Period. The Fund’s use of futures slightly detracted from Fund performance relative to the Index.
The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft Corp., Apple Inc. and NVIDIA Corp. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Pfizer Inc., Chevron Corp. and Johnson & Johnson.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Average Annual Total Return Ten Years Ended December 31, 2023
State Street Equity 500 Index Fund Administrative Shares	26.08%	15.42%	11.76%
State Street Equity 500 Index Fund Service Shares	25.95%	15.31%	11.65%
State Street Equity 500 Index Fund Class R Shares	25.51%	14.91%	11.26%
State Street Equity 500 Index Fund Class A Shares (1)	25.70%	15.08%	11.45%
State Street Equity 500 Index Fund Class I Shares (2)	26.02%	15.38%	11.74%
State Street Equity 500 Index Fund Class K Shares (3)	26.26%	15.60%	11.92%
S&P 500® Index (4)	26.29%	15.69%	12.03%
(1)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(2)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(3)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(4)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$5,173,664,074
Receivable for investments sold	15,394,824
Receivable for fund shares sold	3,441,185
Receivable from Adviser	445,335
Prepaid expenses and other assets	7,146
TOTAL ASSETS	5,192,952,564
LIABILITIES
Payable for fund shares repurchased	18,829,217
Advisory fee payable	85,222
Custodian fees payable	7,566
Administration fees payable	207,397
Distribution fees payable	59,139
Transfer agent fees payable	49,804
Sub-transfer agent fee payable	207,748
Registration and filing fees payable	73,890
Professional fees payable	27,204
Printing and postage fees payable	28,715
Accrued expenses and other liabilities	116
TOTAL LIABILITIES	19,576,018
NET ASSETS	$5,173,376,546
NET ASSETS CONSIST OF:
Paid-in capital	$3,802,231,013
Total distributable earnings (loss)	1,371,145,533
NET ASSETS	$5,173,376,546
Administrative Shares
Net Assets	$ 162,604,066
Shares Outstanding	456,007
Net asset value, offering and redemption price per share	$ 356.58
Service Shares
Net Assets	$ 12,036,394
Shares Outstanding	33,788
Net asset value, offering and redemption price per share	$ 356.24
Class R Shares
Net Assets	$ 34,016,541
Shares Outstanding	95,453
Net asset value, offering and redemption price per share	$ 356.37
Class A Shares
Net Assets	$ 91,890,928
Shares Outstanding	257,667
Net asset value, offering and redemption price per share	$ 356.63
Maximum sales charge	5.25%
Maximum offering price per share	$ 376.39
Class I Shares
Net Assets	$ 53,035,945
Shares Outstanding	148,678
Net asset value, offering and redemption price per share	$ 356.72
Class K Shares
Net Assets	$4,819,792,672
Shares Outstanding	13,511,384
Net asset value, offering and redemption price per share	$ 356.72
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$ 3,740,447,911
Shares of affiliated State Street Equity 500 Index II Portfolio	11,942,900
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ 74,053,070
EXPENSES
Advisory fee	841,011
Administration fees	2,102,527
Sub-transfer agent fee
Class A Shares	167,048
Class I Shares	83,916
Distribution fees
Administrative Shares	225,104
Service Shares	19,367
Class R Shares	174,113
Class A Shares	208,809
Custodian fees	49,074
Trustees’ fees and expenses	21,000
Transfer agent fees	240,902
Registration and filing fees	183,260
Professional fees	32,958
Printing and postage fees	83,248
Insurance expense	12,462
Miscellaneous expenses	28,916
TOTAL EXPENSES	4,473,715
Expenses waived/reimbursed by the Adviser	(3,528,078)
NET EXPENSES	945,637
NET INVESTMENT INCOME (LOSS)	$ 73,107,433
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(11,914,126)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	931,994,846
NET REALIZED AND UNREALIZED GAIN (LOSS)	920,080,720
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$993,188,153
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 73,107,433	$ 35,799,040
Net realized gain (loss)	(11,914,126)	(19,951,035)
Net change in unrealized appreciation/depreciation	931,994,846	(676,542,989)
Net increase (decrease) in net assets resulting from operations	993,188,153	(660,694,984)
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(2,605,951)	(2,765,066)
Service Shares	(181,355)	(120,234)
Class R Shares	(394,929)	(412,372)
Class A Shares	(1,226,994)	(1,242,018)
Class I Shares	(821,497)	(638,905)
Class K Shares	(84,393,184)	(66,368,494)
Total distributions to shareholders	(89,623,910)	(71,547,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	6,468,640	11,156,173
Reinvestment of distributions	2,605,951	2,765,066
Cost of shares redeemed	(19,244,394)	(60,380,608)
Net increase (decrease) from capital share transactions	(10,169,803)	(46,459,369)
Service Shares
Proceeds from shares sold	5,084,470	1,249,498
Reinvestment of distributions	181,355	120,234
Cost of shares redeemed	(1,393,570)	(1,515,488)
Net increase (decrease) from capital share transactions	3,872,255	(145,756)
Class R Shares
Proceeds from shares sold	5,461,120	2,940,314
Reinvestment of distributions	394,929	412,372
Cost of shares redeemed	(5,100,902)	(8,239,448)
Net increase (decrease) from capital share transactions	755,147	(4,886,762)
Class A Shares
Proceeds from shares sold	11,711,596	12,253,533
Reinvestment of distributions	1,221,325	1,236,304
Cost of shares redeemed	(13,315,303)	(15,547,474)
Net increase (decrease) from capital share transactions	(382,382)	(2,057,637)
Class I Shares
Proceeds from shares sold	26,372,758	17,447,973
Reinvestment of distributions	821,497	638,905
Cost of shares redeemed	(16,254,796)	(14,864,662)
Net increase (decrease) from capital share transactions	10,939,459	3,222,216
Class K Shares
Proceeds from shares sold	1,363,780,660	1,174,985,395
Reinvestment of distributions	83,531,258	66,339,809
Cost of shares redeemed	(603,688,635)	(401,716,405)
Net increase (decrease) from capital share transactions	843,623,283	839,608,799
Net increase (decrease) in net assets from beneficial interest transactions	848,637,959	789,281,491
Contribution from affiliate (Note 4)	—	1,381,224
Net increase (decrease) in net assets during the period	1,752,202,202	58,420,642
Net assets at beginning of period	3,421,174,344	3,362,753,702
NET ASSETS AT END OF PERIOD	$5,173,376,546	$3,421,174,344
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	19,901	35,514
Reinvestment of distributions	7,302	9,647
Shares redeemed	(59,572)	(200,844)
Net increase (decrease) from share transactions	(32,369)	(155,683)
Service Shares
Shares sold	15,174	4,016
Reinvestment of distributions	509	420
Shares redeemed	(4,289)	(4,734)
Net increase (decrease) from share transactions	11,394	(298)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Class R Shares
Shares sold	16,698	9,196
Reinvestment of distributions	1,107	1,440
Shares redeemed	(16,371)	(26,387)
Net increase (decrease) from share transactions	1,434	(15,751)
Class A Shares
Shares sold	36,270	39,700
Reinvestment of distributions	3,422	4,313
Shares redeemed	(40,903)	(50,383)
Net increase (decrease) from share transactions	(1,211)	(6,370)
Class I Shares
Shares sold	80,385	53,313
Reinvestment of distributions	2,301	2,228
Shares redeemed	(49,768)	(46,109)
Net increase (decrease) from share transactions	32,918	9,432
Class K Shares
Shares sold	4,203,635	3,770,378
Reinvestment of distributions	233,981	231,375
Shares redeemed	(1,845,044)	(1,304,439)
Net increase (decrease) from share transactions	2,592,572	2,697,314
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 287.43	$ 358.78	$ 286.86	$ 247.00	$ 196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	4.53	2.18	3.57	3.58	3.90
Net realized and unrealized gain (loss)	70.44	(67.90)	77.70	41.19	57.30
Total from investment operations	74.97	(65.72)	81.27	44.77	61.20
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(4.61)	(2.69)	(4.40)	(4.11)	(4.40)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(5.82)	(5.76)	(9.35)	(4.91)	(10.60)
Net asset value, end of period	$ 356.58	$ 287.43	$ 358.78	$ 286.86	$ 247.00
Total return (c)	26.08%	(18.28)%(d)	28.32%	18.14%	31.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$162,604	$140,376	$231,075	$246,181	$241,794
Ratios to Average Net Assets:
Total expenses (e)	0.24%	0.23%	0.25%	0.26%	0.27%
Net expenses (e)	0.15%	0.15%	0.17%	0.17%	0.17%
Net investment income (loss)	1.41%	0.70%	1.09%	1.45%	1.68%
Portfolio turnover rate (f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$287.16	$358.44	$286.59	$246.70	$196.20
Income (loss) from investment operations:
Net investment income (loss) (b)	6.39	2.40	0.94	3.33	3.10
Net realized and unrealized gain (loss)	68.15	(68.34)	79.89	41.18	57.70
Total from investment operations	74.54	(65.94)	80.83	44.51	60.80
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(4.25)	(2.40)	(4.03)	(3.82)	(4.10)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(5.46)	(5.47)	(8.98)	(4.62)	(10.30)
Net asset value, end of period	$356.24	$287.16	$358.44	$286.59	$246.70
Total return (c)	25.95%	(18.36)%(d)	28.19%	18.06%	30.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,036	$ 6,431	$ 8,134	$22,997	$20,457
Ratios to Average Net Assets:
Total expenses (e)	0.34%	0.33%	0.35%	0.36%	0.37%
Net expenses (e)	0.25%	0.25%	0.27%	0.27%	0.27%
Net investment income (loss)	1.97%	0.77%	0.29%	1.35%	1.36%
Portfolio turnover rate (f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$287.26	$358.56	$286.68	$246.80	$196.20
Income (loss) from investment operations:
Net investment income (loss) (b)	3.46	1.06	2.52	2.41	2.90
Net realized and unrealized gain (loss)	69.84	(68.05)	77.04	41.07	57.10
Total from investment operations	73.30	(66.99)	79.56	43.48	60.00
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(2.98)	(1.37)	(2.73)	(2.80)	(3.20)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(4.19)	(4.44)	(7.68)	(3.60)	(9.40)
Net asset value, end of period	$356.37	$287.26	$358.56	$286.68	$246.80
Total return (c)	25.51%	(18.64)%(d)	27.74%	17.63%	30.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,017	$27,008	$39,359	$35,839	$37,222
Ratios to Average Net Assets:
Total expenses (e)	0.69%	0.68%	0.70%	0.71%	0.72%
Net expenses (e)	0.60%	0.60%	0.62%	0.62%	0.62%
Net investment income (loss)	1.08%	0.34%	0.78%	0.98%	1.27%
Portfolio turnover rate (f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$287.47	$358.82	$286.88	$247.00	$196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	3.73	1.67	3.49	3.20	4.20
Net realized and unrealized gain (loss)	70.16	(68.27)	76.69	40.72	56.30
Total from investment operations	73.89	(66.60)	80.18	43.92	60.50
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(3.52)	(1.81)	(3.29)	(3.24)	(3.70)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(4.73)	(4.88)	(8.24)	(4.04)	(9.90)
Net asset value, end of period	$356.63	$287.47	$358.82	$286.88	$247.00
Total return (c)	25.70%	(18.52)%(d)	27.94%	17.79%	30.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,891	$74,420	$95,176	$67,324	$55,604
Ratios to Average Net Assets:
Total expenses (e)	0.54%	0.53%	0.55%	0.56%	0.57%
Net expenses (e)	0.45%	0.45%	0.47%	0.47%	0.47%
Net investment income (loss)	1.16%	0.54%	1.07%	1.29%	1.81%
Portfolio turnover rate (f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$287.54	$358.91	$286.96	$247.10	$196.50
Income (loss) from investment operations:
Net investment income (loss) (b)	5.23	2.50	4.85	4.39	3.20
Net realized and unrealized gain (loss)	69.59	(68.38)	76.26	40.24	58.10
Total from investment operations	74.82	(65.88)	81.11	44.63	61.30
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(4.43)	(2.55)	(4.21)	(3.97)	(4.50)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(5.64)	(5.62)	(9.16)	(4.77)	(10.70)
Net asset value, end of period	$356.72	$287.54	$358.91	$286.96	$247.10
Total return (c)	26.02%	(18.32)%(d)	28.25%	18.07%	31.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,036	$33,286	$38,162	$21,365	$14,478
Ratios to Average Net Assets:
Total expenses (e)	0.29%	0.28%	0.30%	0.31%	0.24%
Net expenses (e)	0.20%	0.20%	0.22%	0.22%	0.15%
Net investment income (loss)	1.62%	0.80%	1.47%	1.75%	1.38%
Portfolio turnover rate (f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 287.55	$ 358.92	$ 286.97	$ 247.10	$ 196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	5.73	3.53	5.43	5.92	5.10
Net realized and unrealized gain (loss)	69.80	(68.82)	76.42	39.30	56.60
Total from investment operations	75.53	(65.29)	81.85	45.22	61.70
Contribution from affiliates (Note 4)	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	(5.15)	(3.14)	(4.95)	(4.55)	(4.80)
Net realized gains	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	(6.36)	(6.21)	(9.90)	(5.35)	(11.00)
Net asset value, end of period	$ 356.72	$ 287.55	$ 358.92	$ 286.97	$ 247.10
Total return (c)	26.26%	(18.15)%(d)	28.51%	18.32%	31.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,819,793	$3,139,654	$2,950,849	$1,779,491	$827,654
Ratios to Average Net Assets:
Total expenses (e)	0.09%	0.08%	0.10%	0.11%	0.12%
Net expenses (e)	0.00%(f)	0.00%(f)	0.02%	0.02%	0.02%
Net investment income (loss)	1.77%	1.14%	1.65%	2.37%	2.22%
Portfolio turnover rate (g)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Common Stocks	97.7%
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2023

Description	% of Net Assets
Information Technology	28.2%
Financials	12.7
Health Care	12.3
Consumer Discretionary	10.6
Industrials	8.6
TOTAL	72.4%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 97.7%
COMMUNICATION SERVICES — 8.4%
Alphabet, Inc. Class A (a)	1,511,740	$ 211,174,961
Alphabet, Inc. Class C (a)	1,269,940	178,972,644
AT&T, Inc.	1,831,440	30,731,563
Charter Communications, Inc. Class A (a)	25,400	9,872,491
Comcast Corp. Class A	1,020,266	44,738,664
Electronic Arts, Inc.	61,079	8,356,218
Fox Corp. Class A	70,066	2,078,858
Fox Corp. Class B	29,300	810,145
Interpublic Group of Cos., Inc.	97,166	3,171,498
Live Nation Entertainment, Inc. (a)	35,700	3,341,520
Match Group, Inc. (a)	69,700	2,544,050
Meta Platforms, Inc. Class A (a)	566,193	200,409,674
Netflix, Inc. (a)	112,104	54,581,196
News Corp. Class A	99,188	2,435,065
News Corp. Class B	21,600	555,552
Omnicom Group, Inc.	49,791	4,307,419
Paramount Global Class B	113,981	1,685,779
Take-Two Interactive Software, Inc. (a)	39,900	6,421,905
T-Mobile U.S., Inc.	130,375	20,903,024
Verizon Communications, Inc.	1,074,615	40,512,986
Walt Disney Co.	467,664	42,225,383
Warner Bros Discovery, Inc. (a)	572,278	6,512,524
		876,343,119
CONSUMER DISCRETIONARY — 10.6%
Airbnb, Inc. Class A (a)	112,700	15,342,978
Amazon.com, Inc. (a)	2,322,100	352,819,874
Aptiv PLC (a)	72,419	6,497,433
AutoZone, Inc. (a)	4,576	11,831,751
Bath & Body Works, Inc.	55,921	2,413,550
Best Buy Co., Inc.	46,806	3,663,974
Booking Holdings, Inc. (a)	8,924	31,655,391
BorgWarner, Inc.	56,977	2,042,625
Caesars Entertainment, Inc. (a)	52,500	2,461,200
CarMax, Inc. (a)	39,903	3,062,156
Carnival Corp. (a)	245,901	4,559,005
Chipotle Mexican Grill, Inc. (a)	6,986	15,976,703
Darden Restaurants, Inc.	29,771	4,891,375
Domino's Pizza, Inc.	8,800	3,627,624
DR Horton, Inc.	75,597	11,489,232
eBay, Inc.	132,245	5,768,527
Etsy, Inc. (a)	31,200	2,528,760
Expedia Group, Inc. (a)	34,034	5,166,021
Ford Motor Co.	994,438	12,122,199
Garmin Ltd.	38,540	4,953,932
General Motors Co.	344,623	12,378,858
Genuine Parts Co.	35,489	4,915,226
Hasbro, Inc.	31,697	1,618,449
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	65,500	$ 11,926,895
Home Depot, Inc.	255,402	88,509,563
Las Vegas Sands Corp.	90,200	4,438,742
Lennar Corp. Class A	63,006	9,390,414
LKQ Corp.	71,700	3,426,543
Lowe's Cos., Inc.	146,650	32,636,957
Lululemon Athletica, Inc. (a)	29,400	15,031,926
Marriott International, Inc. Class A	63,455	14,309,737
McDonald's Corp.	184,310	54,649,758
MGM Resorts International (a)	71,300	3,185,684
Mohawk Industries, Inc. (a)	12,631	1,307,309
NIKE, Inc. Class B	313,506	34,037,346
Norwegian Cruise Line Holdings Ltd. (a)(b)	104,900	2,102,196
NVR, Inc. (a)	860	6,020,387
O'Reilly Automotive, Inc. (a)	15,180	14,422,214
Pool Corp.	9,400	3,747,874
PulteGroup, Inc.	53,562	5,528,670
Ralph Lauren Corp.	10,479	1,511,072
Ross Stores, Inc.	85,256	11,798,578
Royal Caribbean Cruises Ltd. (a)	61,700	7,989,533
Starbucks Corp.	293,730	28,201,017
Tapestry, Inc.	56,928	2,095,520
Tesla, Inc. (a)	705,200	175,228,096
TJX Cos., Inc.	290,674	27,268,128
Tractor Supply Co. (b)	26,726	5,746,892
Ulta Beauty, Inc. (a)	12,500	6,124,875
VF Corp.	83,144	1,563,107
Whirlpool Corp.	13,602	1,656,316
Wynn Resorts Ltd.	24,141	2,199,487
Yum! Brands, Inc.	73,002	9,538,441
		1,107,380,120
CONSUMER STAPLES — 6.0%
Altria Group, Inc.	457,229	18,444,618
Archer-Daniels-Midland Co.	133,632	9,650,903
Brown-Forman Corp. Class B	46,552	2,658,119
Bunge Global SA	36,600	3,694,770
Campbell Soup Co.	46,982	2,031,032
Church & Dwight Co., Inc.	61,400	5,805,984
Clorox Co.	33,164	4,728,855
Coca-Cola Co.	992,800	58,505,704
Colgate-Palmolive Co.	209,223	16,677,165
Conagra Brands, Inc.	116,624	3,342,444
Constellation Brands, Inc. Class A	42,050	10,165,588
Costco Wholesale Corp.	112,955	74,559,336
Dollar General Corp.	55,413	7,533,397
Dollar Tree, Inc. (a)	54,726	7,773,828
Estee Lauder Cos., Inc. Class A	61,241	8,956,496
General Mills, Inc.	146,442	9,539,232
Hershey Co.	37,567	7,003,992

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Hormel Foods Corp.	71,502	$ 2,295,929
J M Smucker Co.	25,905	3,273,874
Kellanova	72,128	4,032,676
Kenvue, Inc.	435,002	9,365,593
Keurig Dr Pepper, Inc.	264,900	8,826,468
Kimberly-Clark Corp.	85,627	10,404,537
Kraft Heinz Co.	206,518	7,637,036
Kroger Co.	166,742	7,621,777
Lamb Weston Holdings, Inc.	36,200	3,912,858
McCormick & Co., Inc.	63,384	4,336,733
Molson Coors Beverage Co. Class B	47,353	2,898,477
Mondelez International, Inc. Class A	349,415	25,308,128
Monster Beverage Corp. (a)	185,470	10,684,927
PepsiCo, Inc.	351,116	59,633,541
Philip Morris International, Inc.	397,112	37,360,297
Procter & Gamble Co.	600,326	87,971,772
Sysco Corp.	126,174	9,227,105
Target Corp.	116,372	16,573,700
Tyson Foods, Inc. Class A	73,144	3,931,490
Walgreens Boots Alliance, Inc. (b)	190,405	4,971,475
Walmart, Inc.	364,103	57,400,838
		628,740,694
ENERGY — 3.8%
APA Corp.	80,055	2,872,373
Baker Hughes Co.	253,579	8,667,330
Chevron Corp.	448,710	66,929,613
ConocoPhillips	301,735	35,022,381
Coterra Energy, Inc.	185,978	4,746,159
Devon Energy Corp.	158,873	7,196,947
Diamondback Energy, Inc.	44,600	6,916,568
EOG Resources, Inc.	150,971	18,259,942
EQT Corp.	112,500	4,349,250
Exxon Mobil Corp.	1,022,775	102,257,045
Halliburton Co.	223,767	8,089,177
Hess Corp.	72,457	10,445,401
Kinder Morgan, Inc.	482,450	8,510,418
Marathon Oil Corp.	146,988	3,551,230
Marathon Petroleum Corp.	96,441	14,307,987
Occidental Petroleum Corp.	166,673	9,952,045
ONEOK, Inc.	146,196	10,265,883
Phillips 66	112,773	15,014,597
Pioneer Natural Resources Co.	60,376	13,577,355
Schlumberger NV	369,450	19,226,178
Targa Resources Corp.	59,200	5,142,704
Valero Energy Corp.	88,823	11,546,990
Williams Cos., Inc.	304,658	10,611,238
		397,458,811
FINANCIALS — 12.7%
Aflac, Inc.	134,606	11,104,995
Allstate Corp.	65,339	9,146,153
Security Description	Shares	Value
American Express Co.	146,312	$ 27,410,090
American International Group, Inc.	181,301	12,283,143
Ameriprise Financial, Inc.	25,444	9,664,395
Aon PLC Class A	50,798	14,783,234
Arch Capital Group Ltd. (a)	92,900	6,899,683
Arthur J Gallagher & Co.	55,900	12,570,792
Assurant, Inc.	12,685	2,137,296
Bank of America Corp.	1,763,105	59,363,745
Bank of New York Mellon Corp.	194,694	10,133,823
Berkshire Hathaway, Inc. Class B (a)	463,984	165,484,533
BlackRock, Inc.	35,516	28,831,889
Blackstone, Inc.	182,700	23,919,084
Brown & Brown, Inc.	57,600	4,095,936
Capital One Financial Corp.	95,495	12,521,304
Cboe Global Markets, Inc.	26,000	4,642,560
Charles Schwab Corp.	382,104	26,288,755
Chubb Ltd.	103,653	23,425,578
Cincinnati Financial Corp.	42,109	4,356,597
Citigroup, Inc.	486,227	25,011,517
Citizens Financial Group, Inc.	118,700	3,933,718
CME Group, Inc.	92,863	19,556,948
Comerica, Inc.	32,727	1,826,494
Discover Financial Services	65,528	7,365,347
Everest Group Ltd.	11,200	3,960,096
FactSet Research Systems, Inc.	9,600	4,579,680
Fidelity National Information Services, Inc.	149,991	9,009,959
Fifth Third Bancorp	181,762	6,268,971
Fiserv, Inc. (a)	152,524	20,261,288
FleetCor Technologies, Inc. (a)	19,300	5,454,373
Franklin Resources, Inc.	70,089	2,087,951
Global Payments, Inc.	67,068	8,517,636
Globe Life, Inc.	21,412	2,606,269
Goldman Sachs Group, Inc.	82,846	31,959,501
Hartford Financial Services Group, Inc.	80,167	6,443,823
Huntington Bancshares, Inc.	384,891	4,895,814
Intercontinental Exchange, Inc.	148,185	19,031,400
Invesco Ltd.	117,111	2,089,260
Jack Henry & Associates, Inc.	17,900	2,925,039
JPMorgan Chase & Co.	737,943	125,524,104
KeyCorp	233,396	3,360,902
Loews Corp.	43,819	3,049,364
M&T Bank Corp.	41,045	5,626,449
MarketAxess Holdings, Inc.	9,200	2,694,220
Marsh & McLennan Cos., Inc.	126,819	24,028,396
Mastercard, Inc. Class A	211,551	90,228,617
MetLife, Inc.	158,370	10,473,008
Moody's Corp.	40,032	15,634,898
Morgan Stanley	321,127	29,945,093
MSCI, Inc.	19,800	11,199,870

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Nasdaq, Inc.	89,925	$ 5,228,240
Northern Trust Corp.	52,696	4,446,488
PayPal Holdings, Inc. (a)	275,145	16,896,654
PNC Financial Services Group, Inc.	103,375	16,007,619
Principal Financial Group, Inc.	56,065	4,410,634
Progressive Corp.	150,349	23,947,589
Prudential Financial, Inc.	90,402	9,375,591
Raymond James Financial, Inc.	47,600	5,307,400
Regions Financial Corp.	232,346	4,502,866
S&P Global, Inc.	82,288	36,249,510
State Street Corp. (c)	79,578	6,164,112
Synchrony Financial	105,676	4,035,766
T Rowe Price Group, Inc.	55,155	5,939,642
Travelers Cos., Inc.	59,706	11,373,396
Truist Financial Corp.	334,315	12,342,910
U.S. Bancorp	392,422	16,984,024
Visa, Inc. Class A (b)	406,960	105,952,036
W R Berkley Corp.	51,500	3,642,080
Wells Fargo & Co.	922,703	45,415,442
Willis Towers Watson PLC	25,845	6,233,814
Zions Bancorp NA	38,895	1,706,324
		1,324,775,727
HEALTH CARE — 12.3%
Abbott Laboratories	443,249	48,788,417
AbbVie, Inc.	449,980	69,733,401
Agilent Technologies, Inc.	74,093	10,301,150
Align Technology, Inc. (a)	17,600	4,822,400
Amgen, Inc.	136,854	39,416,689
Baxter International, Inc.	124,879	4,827,822
Becton Dickinson & Co.	75,056	18,300,904
Biogen, Inc. (a)	36,384	9,415,088
Bio-Rad Laboratories, Inc. Class A (a)	5,400	1,743,606
Bio-Techne Corp.	39,500	3,047,820
Boston Scientific Corp. (a)	378,157	21,861,256
Bristol-Myers Squibb Co.	516,975	26,525,987
Cardinal Health, Inc.	62,633	6,313,406
Catalent, Inc. (a)	47,000	2,111,710
Cencora, Inc.	42,634	8,756,171
Centene Corp. (a)	135,704	10,070,594
Charles River Laboratories International, Inc. (a)	12,800	3,025,920
Cigna Group	74,341	22,261,412
Cooper Cos., Inc.	12,100	4,579,124
CVS Health Corp.	330,094	26,064,222
Danaher Corp.	168,094	38,886,866
DaVita, Inc. (a)	13,828	1,448,621
DENTSPLY SIRONA, Inc.	52,034	1,851,890
Dexcom, Inc. (a)	97,600	12,111,184
Edwards Lifesciences Corp. (a)	153,330	11,691,413
Elevance Health, Inc.	59,719	28,161,092
Eli Lilly & Co.	203,872	118,841,066
Fortrea Holdings, Inc. (a)	100	3,490
Security Description	Shares	Value
GE HealthCare Technologies, Inc.	101,007	$ 7,809,861
Gilead Sciences, Inc.	319,952	25,919,312
HCA Healthcare, Inc.	50,200	13,588,136
Henry Schein, Inc. (a)	31,800	2,407,578
Hologic, Inc. (a)	60,300	4,308,435
Humana, Inc.	30,990	14,187,532
IDEXX Laboratories, Inc. (a)	21,500	11,933,575
Illumina, Inc. (a)	39,000	5,430,360
Incyte Corp. (a)	45,600	2,863,224
Insulet Corp. (a)	17,300	3,753,754
Intuitive Surgical, Inc. (a)	90,132	30,406,932
IQVIA Holdings, Inc. (a)	45,900	10,620,342
Johnson & Johnson	613,045	96,088,673
Laboratory Corp. of America Holdings	21,575	4,903,782
McKesson Corp.	33,852	15,672,799
Medtronic PLC	341,593	28,140,431
Merck & Co., Inc.	646,772	70,511,083
Mettler-Toledo International, Inc. (a)	5,400	6,549,984
Moderna, Inc. (a)	86,600	8,612,370
Molina Healthcare, Inc. (a)	15,100	5,455,781
Pfizer, Inc.	1,443,033	41,544,920
Quest Diagnostics, Inc.	29,942	4,128,403
Regeneron Pharmaceuticals, Inc. (a)	27,442	24,102,034
ResMed, Inc.	37,100	6,381,942
Revvity, Inc.	30,986	3,387,080
STERIS PLC	26,200	5,760,070
Stryker Corp.	86,794	25,991,331
Teleflex, Inc.	11,900	2,967,146
Thermo Fisher Scientific, Inc.	98,512	52,289,185
UnitedHealth Group, Inc.	236,074	124,285,879
Universal Health Services, Inc. Class B	15,200	2,317,088
Vertex Pharmaceuticals, Inc. (a)	65,452	26,631,764
Viatris, Inc.	302,314	3,274,061
Waters Corp. (a)	14,850	4,889,066
West Pharmaceutical Services, Inc.	19,100	6,725,492
Zimmer Biomet Holdings, Inc.	54,925	6,684,373
Zoetis, Inc.	118,420	23,372,555
		1,288,859,054
INDUSTRIALS — 8.6%
3M Co.	139,058	15,201,821
A O Smith Corp.	32,900	2,712,276
Allegion PLC	20,996	2,659,983
American Airlines Group, Inc. (a)	160,600	2,206,644
AMETEK, Inc.	60,399	9,959,191
Automatic Data Processing, Inc.	105,852	24,660,340
Axon Enterprise, Inc. (a)	17,900	4,624,107
Boeing Co. (a)	145,164	37,838,448

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	30,600	$ 6,295,950
Builders FirstSource, Inc. (a)	31,400	5,241,916
Carrier Global Corp.	217,379	12,488,424
Caterpillar, Inc.	130,624	38,621,598
Ceridian HCM Holding, Inc. (a)(b)	37,500	2,517,000
CH Robinson Worldwide, Inc.	28,479	2,460,301
Cintas Corp.	22,466	13,539,360
Copart, Inc. (a)	226,800	11,113,200
CSX Corp.	504,765	17,500,203
Cummins, Inc.	35,314	8,460,175
Deere & Co.	68,083	27,224,349
Delta Air Lines, Inc.	169,034	6,800,238
Dover Corp.	37,050	5,698,661
Eaton Corp. PLC	102,525	24,690,070
Emerson Electric Co.	144,379	14,052,408
Equifax, Inc.	32,588	8,058,687
Expeditors International of Washington, Inc.	37,276	4,741,507
Fastenal Co.	150,116	9,723,013
FedEx Corp.	59,950	15,165,551
Fortive Corp.	87,249	6,424,144
Generac Holdings, Inc. (a)	17,000	2,197,080
General Dynamics Corp.	58,772	15,261,325
General Electric Co.	278,623	35,560,653
Honeywell International, Inc.	167,478	35,121,811
Howmet Aerospace, Inc.	98,686	5,340,886
Hubbell, Inc.	14,300	4,703,699
Huntington Ingalls Industries, Inc.	9,600	2,492,544
IDEX Corp.	18,800	4,081,668
Illinois Tool Works, Inc.	69,600	18,231,024
Ingersoll Rand, Inc.	105,787	8,181,567
Jacobs Solutions, Inc.	30,943	4,016,401
JB Hunt Transport Services, Inc.	20,200	4,034,748
Johnson Controls International PLC	170,908	9,851,137
L3Harris Technologies, Inc.	47,721	10,050,997
Leidos Holdings, Inc.	33,500	3,626,040
Lockheed Martin Corp.	56,071	25,413,620
Masco Corp.	56,084	3,756,506
Nordson Corp.	13,400	3,539,744
Norfolk Southern Corp.	57,387	13,565,139
Northrop Grumman Corp.	36,725	17,192,441
Old Dominion Freight Line, Inc.	22,550	9,140,192
Otis Worldwide Corp.	103,989	9,303,896
PACCAR, Inc.	136,308	13,310,476
Parker-Hannifin Corp.	32,389	14,921,612
Paychex, Inc.	80,607	9,601,100
Paycom Software, Inc.	12,200	2,521,984
Pentair PLC	39,504	2,872,336
Quanta Services, Inc.	37,907	8,180,331
Republic Services, Inc.	52,989	8,738,416
Robert Half, Inc.	25,766	2,265,347
Security Description	Shares	Value
Rockwell Automation, Inc.	29,426	$ 9,136,184
Rollins, Inc.	79,325	3,464,123
RTX Corp.	365,301	30,736,426
Snap-on, Inc.	12,740	3,679,822
Southwest Airlines Co.	150,759	4,353,920
Stanley Black & Decker, Inc.	37,957	3,723,582
Textron, Inc.	49,633	3,991,486
Trane Technologies PLC	57,784	14,093,518
TransDigm Group, Inc.	14,400	14,567,040
Uber Technologies, Inc. (a)	522,800	32,188,796
Union Pacific Corp.	155,898	38,291,667
United Airlines Holdings, Inc. (a)	81,800	3,375,068
United Parcel Service, Inc. Class B	185,491	29,164,750
United Rentals, Inc.	17,100	9,805,482
Veralto Corp.	55,064	4,529,565
Verisk Analytics, Inc.	36,300	8,670,618
Waste Management, Inc.	93,135	16,680,478
Westinghouse Air Brake Technologies Corp.	46,966	5,959,985
WW Grainger, Inc.	11,457	9,494,301
Xylem, Inc.	59,658	6,822,489
		900,483,585
INFORMATION TECHNOLOGY — 28.2%
Accenture PLC Class A	160,718	56,397,553
Adobe, Inc. (a)	116,144	69,291,510
Advanced Micro Devices, Inc. (a)	412,494	60,805,741
Akamai Technologies, Inc. (a)	40,090	4,744,651
Amphenol Corp. Class A	155,340	15,398,854
Analog Devices, Inc.	126,561	25,129,952
ANSYS, Inc. (a)	22,700	8,237,376
Apple, Inc.	3,731,896	718,501,937
Applied Materials, Inc.	212,554	34,448,627
Arista Networks, Inc. (a)	65,400	15,402,354
Autodesk, Inc. (a)	54,006	13,149,381
Broadcom, Inc.	112,191	125,233,204
Cadence Design Systems, Inc. (a)	70,200	19,120,374
CDW Corp.	35,000	7,956,200
Cisco Systems, Inc.	1,029,190	51,994,679
Cognizant Technology Solutions Corp. Class A	127,641	9,640,725
Corning, Inc.	189,826	5,780,202
Enphase Energy, Inc. (a)	33,300	4,400,262
EPAM Systems, Inc. (a)	14,300	4,251,962
F5, Inc. (a)	15,641	2,799,426
Fair Isaac Corp. (a)	6,300	7,333,263
First Solar, Inc. (a)	26,400	4,548,192
Fortinet, Inc. (a)	161,800	9,470,154
Gartner, Inc. (a)	19,800	8,931,978
Gen Digital, Inc.	144,560	3,298,859
Hewlett Packard Enterprise Co.	339,353	5,762,214
HP, Inc.	223,353	6,720,692

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Intel Corp.	1,078,436	$ 54,191,409
International Business Machines Corp.	232,995	38,106,332
Intuit, Inc.	71,637	44,775,274
Jabil, Inc.	32,500	4,140,500
Juniper Networks, Inc.	78,349	2,309,729
Keysight Technologies, Inc. (a)	46,500	7,397,685
KLA Corp.	34,532	20,073,452
Lam Research Corp.	33,477	26,221,195
Microchip Technology, Inc.	136,266	12,288,468
Micron Technology, Inc.	281,934	24,060,248
Microsoft Corp.	1,897,258	713,444,898
Monolithic Power Systems, Inc.	12,500	7,884,750
Motorola Solutions, Inc.	42,172	13,203,631
NetApp, Inc.	54,114	4,770,690
NVIDIA Corp.	630,776	312,372,891
NXP Semiconductors NV	66,900	15,365,592
ON Semiconductor Corp. (a)	108,100	9,029,593
Oracle Corp.	406,835	42,892,614
Palo Alto Networks, Inc. (a)	80,100	23,619,888
PTC, Inc. (a)	29,700	5,196,312
Qorvo, Inc. (a)	26,300	2,961,643
QUALCOMM, Inc.	282,826	40,905,124
Roper Technologies, Inc.	26,865	14,645,992
Salesforce, Inc. (a)	248,395	65,362,660
Seagate Technology Holdings PLC	52,424	4,475,437
ServiceNow, Inc. (a)	52,200	36,878,778
Skyworks Solutions, Inc.	39,100	4,395,622
Synopsys, Inc. (a)	39,100	20,132,981
TE Connectivity Ltd.	78,151	10,980,215
Teledyne Technologies, Inc. (a)	11,790	5,261,759
Teradyne, Inc.	38,200	4,145,464
Texas Instruments, Inc.	232,293	39,596,665
Trimble, Inc. (a)	61,000	3,245,200
Tyler Technologies, Inc. (a)	10,400	4,348,448
VeriSign, Inc. (a)	22,101	4,551,922
Western Digital Corp. (a)	86,353	4,522,307
Zebra Technologies Corp. Class A (a)	12,700	3,471,291
		2,949,976,981
MATERIALS — 2.3%
Air Products & Chemicals, Inc.	57,702	15,798,807
Albemarle Corp. (b)	28,800	4,161,058
Amcor PLC	385,126	3,712,615
Avery Dennison Corp.	20,470	4,138,215
Ball Corp.	78,332	4,505,657
Celanese Corp. (b)	25,500	3,961,935
CF Industries Holdings, Inc.	47,220	3,753,990
Corteva, Inc.	177,382	8,500,145
Dow, Inc.	182,448	10,005,448
DuPont de Nemours, Inc.	109,273	8,406,372
Security Description	Shares	Value
Eastman Chemical Co.	29,436	$ 2,643,941
Ecolab, Inc.	65,700	13,031,595
FMC Corp.	31,978	2,016,213
Freeport-McMoRan, Inc.	370,240	15,761,117
International Flavors & Fragrances, Inc.	63,976	5,180,137
International Paper Co.	85,403	3,087,318
Linde PLC	124,263	51,036,057
LyondellBasell Industries NV Class A	66,558	6,328,335
Martin Marietta Materials, Inc.	15,845	7,905,229
Mosaic Co.	83,184	2,972,164
Newmont Corp.	300,333	12,430,783
Nucor Corp.	62,148	10,816,238
Packaging Corp. of America	22,000	3,584,020
PPG Industries, Inc.	60,854	9,100,716
Sherwin-Williams Co.	59,827	18,660,041
Steel Dynamics, Inc.	39,800	4,700,380
Vulcan Materials Co.	34,271	7,779,860
Westrock Co.	62,636	2,600,647
		246,579,033
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	39,200	4,969,384
American Tower Corp. REIT	119,718	25,844,722
AvalonBay Communities, Inc. REIT	36,369	6,809,004
Boston Properties, Inc. REIT	34,646	2,431,110
Camden Property Trust REIT	26,100	2,591,469
CBRE Group, Inc. Class A (a)	77,067	7,174,167
CoStar Group, Inc. (a)	102,200	8,931,258
Crown Castle, Inc. REIT	112,358	12,942,518
Digital Realty Trust, Inc. REIT	76,300	10,268,454
Equinix, Inc. REIT	24,143	19,444,531
Equity Residential REIT	86,419	5,285,386
Essex Property Trust, Inc. REIT	16,045	3,978,197
Extra Space Storage, Inc. REIT	53,200	8,529,556
Federal Realty Investment Trust REIT	20,700	2,133,135
Healthpeak Properties, Inc. REIT	135,023	2,673,455
Host Hotels & Resorts, Inc. REIT	176,662	3,439,609
Invitation Homes, Inc. REIT	152,500	5,201,775
Iron Mountain, Inc. REIT	72,981	5,107,210
Kimco Realty Corp. REIT	153,153	3,263,691
Mid-America Apartment Communities, Inc. REIT	28,800	3,872,448
Prologis, Inc. REIT	236,922	31,581,703
Public Storage REIT	41,035	12,515,675
Realty Income Corp. REIT	189,600	10,886,832
Regency Centers Corp. REIT	42,300	2,834,100
SBA Communications Corp. REIT	28,200	7,154,058

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Simon Property Group, Inc. REIT	84,580	$ 12,064,491
UDR, Inc. REIT	77,200	2,955,988
Ventas, Inc. REIT	108,097	5,387,555
VICI Properties, Inc. REIT	258,500	8,240,980
Welltower, Inc. REIT	139,719	12,598,462
Weyerhaeuser Co. REIT	191,887	6,671,911
		257,782,834
UTILITIES — 2.3%
AES Corp.	164,936	3,175,018
Alliant Energy Corp.	61,900	3,175,470
Ameren Corp.	69,604	5,035,153
American Electric Power Co., Inc.	137,609	11,176,603
American Water Works Co., Inc.	48,900	6,454,311
Atmos Energy Corp.	39,700	4,601,230
CenterPoint Energy, Inc.	168,376	4,810,502
CMS Energy Corp.	79,155	4,596,531
Consolidated Edison, Inc.	90,852	8,264,806
Constellation Energy Corp.	81,094	9,479,078
Dominion Energy, Inc.	209,066	9,826,102
DTE Energy Co.	55,045	6,069,262
Duke Energy Corp.	198,492	19,261,664
Edison International	99,814	7,135,703
Entergy Corp.	52,498	5,312,273
Evergy, Inc.	55,999	2,923,148
Eversource Energy	87,617	5,407,721
Exelon Corp.	260,484	9,351,376
FirstEnergy Corp.	138,893	5,091,817
NextEra Energy, Inc.	526,256	31,964,790
NiSource, Inc.	99,704	2,647,141
NRG Energy, Inc.	64,102	3,314,073
PG&E Corp.	560,600	10,107,618
Pinnacle West Capital Corp.	27,704	1,990,255
PPL Corp.	184,019	4,986,915
Public Service Enterprise Group, Inc.	131,488	8,040,491
Sempra	160,224	11,973,540
Security Description	Shares	Value
Southern Co.	281,859	$ 19,763,953
WEC Energy Group, Inc.	81,282	6,841,506
Xcel Energy, Inc.	144,751	8,961,534
		241,739,584
TOTAL COMMON STOCKS (Cost $6,778,630,568)		10,220,119,542

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (d) (e)	311,391,880	311,391,880
State Street Navigator Securities Lending Portfolio II (c) (f)	12,138,606	12,138,606
TOTAL SHORT-TERM INVESTMENTS (Cost $323,530,486)		323,530,486
TOTAL INVESTMENTS — 100.8% (Cost $7,102,161,054)		10,543,650,028
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(81,184,929)
NET ASSETS — 100.0%		$10,462,465,099
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,055	03/15/2024	$245,505,098	$254,254,906	$8,749,808

During the year ended December 31, 2023, the average notional value related to futures contracts was $246,714,626.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 10,220,119,542	$—	$—	$ 10,220,119,542
Short-Term Investments	323,530,486	—	—	323,530,486
TOTAL INVESTMENTS	$10,543,650,028	$—	$—	$10,543,650,028
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 8,749,808	$—	$—	$ 8,749,808
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 8,749,808	$—	$—	$ 8,749,808

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	82,878	$ 6,428,846	$ 226,990	$ 459,821	$(158,312)	$126,409	79,578	$ 6,164,112	$ 212,105
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,265,860	142,265,860	1,539,032,348	1,369,906,328	—	—	311,391,880	311,391,880	12,696,736
State Street Navigator Securities Lending Portfolio II	8,413,305	8,413,305	159,695,094	155,969,793	—	—	12,138,606	12,138,606	27,292
Total		$ 157,108,011	$1,698,954,432	$1,526,335,942	$(158,312)	$126,409		$329,694,598	$12,936,133
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$10,213,955,430
Investments in affiliated issuers, at value	329,694,598
Total Investments	10,543,650,028
Net cash at broker	6,227,611
Cash	434,249
Receivable from broker — accumulated variation margin on futures contracts	8,752,431
Receivable for fund shares sold	3,022,210
Dividends receivable — unaffiliated issuers	9,425,606
Dividends receivable — affiliated issuers	1,417,153
Securities lending income receivable — unaffiliated issuers	6,929
Securities lending income receivable — affiliated issuers	1,700
Receivable for foreign taxes recoverable	10,117
Prepaid expenses and other assets	15,418
TOTAL ASSETS	10,572,963,452
LIABILITIES
Payable upon return of securities loaned	12,138,606
Payable for investments purchased	7,460,710
Payable for fund shares repurchased	90,354,824
Administration, custody, and transfer agent fees payable	207,850
Trustees’ fees and expenses payable	743
Registration and filing fees payable	110,819
Professional fees payable	54,412
Printing and postage fees payable	11,797
Accrued expenses and other liabilities	158,592
TOTAL LIABILITIES	110,498,353
NET ASSETS	$10,462,465,099
NET ASSETS CONSIST OF:
Paid-in capital	$ 7,104,826,293
Total distributable earnings (loss)	3,357,638,806
NET ASSETS	$10,462,465,099
NET ASSET VALUE PER SHARE
Net asset value per share	$ 433.20
Shares outstanding (unlimited amount authorized, no par value)	24,151,584
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 6,773,082,863
Investments in affiliated issuers	329,078,191
Total cost of investments	$ 7,102,161,054
* Includes investments in securities on loan, at value	$ 13,936,502
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 588,843
Dividend income — unaffiliated issuers	141,459,945
Dividend income — affiliated issuers	12,908,841
Unaffiliated securities lending income	76,535
Affiliated securities lending income	27,292
Foreign taxes withheld	(38,192)
TOTAL INVESTMENT INCOME (LOSS)	155,023,264
EXPENSES
Administration, custody, and transfer agent fees	1,129,022
Trustees’ fees and expenses	101,138
Licensing and Registration Fees	130,714
Professional fees	99,012
Insurance expense	26,583
Miscellaneous expenses	180,685
TOTAL EXPENSES	1,667,154
NET INVESTMENT INCOME (LOSS)	$ 153,356,110
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(52,408,116)
Investments — affiliated issuers	(158,312)
Futures contracts	34,024,663
Net realized gain (loss)	(18,541,765)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,931,099,946
Investments — affiliated issuers	126,409
Futures contracts	12,462,132
Net change in unrealized appreciation/depreciation	1,943,688,487
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,925,146,722
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,078,502,832
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 153,356,110	$ 112,176,854
Net realized gain (loss)	(18,541,765)	(57,283,429)
Net change in unrealized appreciation/depreciation	1,943,688,487	(1,452,707,373)
Net increase (decrease) in net assets resulting from operations	2,078,502,832	(1,397,813,948)
Distributions to shareholders	(150,747,246)	(110,962,516)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,990,976,911	2,193,289,248
Reinvestment of distributions	150,747,246	110,962,516
Cost of shares redeemed	(874,904,246)	(606,245,440)
Net increase (decrease) in net assets from beneficial interest transactions	1,266,819,911	1,698,006,324
Contribution from affiliate (Note 4)	—	15,694
Net increase (decrease) in net assets during the period	3,194,575,497	189,245,554
Net assets at beginning of period	7,267,889,602	7,078,644,048
NET ASSETS AT END OF PERIOD	$10,462,465,099	$ 7,267,889,602
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,106,447	5,826,888
Reinvestment of distributions	348,218	320,331
Shares redeemed	(2,178,499)	(1,654,070)
Net increase (decrease) from share transactions	3,276,166	4,493,149
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 348.16	$ 432.09	$ 344.77	$ 302.40	$ 235.40
Income (loss) from investment operations:
Net investment income (loss) (b)	6.81	6.02	5.30	5.44	5.60
Net realized and unrealized gain (loss)	84.54	(84.50)	92.75	49.45	68.40
Total from investment operations	91.35	(78.48)	98.05	54.89	74.00
Contribution from affiliates (Note 4)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(6.31)	(3.73)	(5.07)	(5.28)	(5.20)
Net realized gains	—	(1.72)	(5.66)	(7.24)	(1.80)
Total distributions	(6.31)	(5.45)	(10.73)	(12.52)	(7.00)
Net asset value, end of period	$ 433.20	$ 348.16	$ 432.09	$ 344.77	$ 302.40
Total return (d)	26.27%	(18.18)%	28.52%	18.30%	31.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,462,465	$7,267,890	$7,078,644	$4,732,247	$3,223,997
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Net expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.74%	1.61%	1.34%	1.79%	2.01%
Portfolio turnover rate	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2023
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	49.45%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023, is disclosed in the Portfolio’s Schedule of Investments.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio  is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities.  Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2023, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$8,752,431	$—	$8,752,431

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$34,024,663	$—	$34,024,663
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$12,462,132	$—	$12,462,132
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2024, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis.The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board.
For the year ended December 31, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2023, are disclosed in the Schedule of Investments.
SSGA FM and State Street combined to make a voluntary contribution to the Fund during the year ended December 31, 2022 in the amount of $1,381,224 related to an accounting matter.
State Street made a voluntary contribution to the Portfolio during the year ended December 31, 2022 in the amount of $15,694 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2023 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$1,565,345,663	$345,460,994
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, corporate actions, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 73,827,894	$15,796,016	$ 89,623,910
State Street Equity 500 Index II Portfolio	150,747,246	—	150,747,246
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 35,750,149	$ 35,796,940	$ 71,547,089
State Street Equity 500 Index II Portfolio	77,606,165	33,356,351	110,962,516
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$ 709,654	$ (611,791)	$—	$1,371,047,670	$1,371,145,533
State Street Equity 500 Index II Portfolio	36,804,901	(31,426,620)	—	3,352,260,525	3,357,638,806
As of December 31, 2023, the Portfolio had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Equity 500 Index Fund	$ —	$ 611,791
State Street Equity 500 Index II Portfolio	3,931,520	27,495,100
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$3,802,616,406	$1,371,047,668	$ —	$1,371,047,668
State Street Equity 500 Index II Portfolio	7,200,139,311	3,530,358,070	178,097,545	3,352,260,525
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 13,936,502	$ 12,138,606	$ 2,300,386	$ 14,438,992
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$12,138,606	$—	$—	$—	$12,138,606	$12,138,606
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2023.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.15%	$1,079.50	$ 0.79	$1,024.40	$ 0.77
Service Shares	0.25	1,078.90	1.31	1,023.90	1.28
Class R Shares	0.60	1,077.00	3.14	1,022.20	3.06
Class A Shares	0.45	1,077.80	2.36	1,022.90	2.29
Class I Shares	0.20	1,079.20	1.05	1,024.20	1.02
Class K Shares	0.00(c)	1,080.30	0.00(c)	1,025.20	0.00(c)
State Street Equity 500 Index II Portfolio	0.02	1,080.30	0.10	1,025.10	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
(c)	Amount is less than 0.005.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2023 were as follows:
Amount
State Street Equity 500 Index Fund	$15,796,016
Proxy Voting Policies and Procedures and Records
The Fund and Portfolio have adopted the proxy voting policies of the Adviser. A description of the Fund's and Portfolio's proxy voting policies and procedures that are used by the Fund's and Portfolio's Adviser to vote proxies relating to Fund's and Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund and Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's and Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' and Portfolio's website at www.ssga.com. The Fund's and Portfolio's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

39

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the Portfolio
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
  SSIITEQ5001AR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value	$14,229,892,094
Receivable from Adviser	11,598
Prepaid expenses and other assets	24,835
TOTAL ASSETS	14,229,928,527
LIABILITIES
Administration fees payable	616,304
Shareholder servicing fee payable	88,332
Distribution fees payable	10,698
Transfer agent fees payable	66,837
Registration and filing fees payable	82,908
Professional fees payable	27,068
Printing fees payable	48,989
Distribution payable	17,472,011
Accrued expenses and other liabilities	351
TOTAL LIABILITIES	18,413,498
NET ASSETS	$ 14,211,515,029
NET ASSETS CONSIST OF:
Paid-in capital	$14,209,420,826
Total distributable earnings (loss)	2,094,203
NET ASSETS	$ 14,211,515,029
Administration Class
Net Assets	$ 241,811,643
Shares Outstanding	241,698,099
Net asset value, offering and redemption price per share	$ 1.0005
Bancroft Capital Class
Net Assets	$ 300,048,307
Shares Outstanding	299,960,027
Net asset value, offering and redemption price per share	$ 1.0003
Institutional Class
Net Assets	$ 331,002,284
Shares Outstanding	330,798,541
Net asset value, offering and redemption price per share	$ 1.0006
Investment Class
Net Assets	$ 6,438
Shares Outstanding	6,435
Net asset value, offering and redemption price per share	$ 1.0005
Investor Class
Net Assets	$ 57,390,917
Shares Outstanding	57,358,105
Net asset value, offering and redemption price per share	$ 1.0006
Opportunity Class
Net Assets	$ 249,721,591
Shares Outstanding	249,640,532
Net asset value, offering and redemption price per share	$ 1.0003
Premier Class
Net Assets	$12,598,404,463
Shares Outstanding	12,592,885,603
Net asset value, offering and redemption price per share	$ 1.0004
Trust Class
Net Assets	$ 433,129,386
Shares Outstanding	432,857,898
Net asset value, offering and redemption price per share	$ 1.0006
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$14,226,956,374
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$694,707,070
Expenses allocated from affiliated Portfolio	(8,053,908)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	686,653,162
EXPENSES
Administration fees
Administration Class	170,142
Bancroft Capital Class	7,834
Institutional Class	142,362
Investment Class	4
Investor Class	33,037
Opportunity Class	122,858
Premier Class	5,889,026
Trust Class	222,083
Shareholder servicing fees
Administration Class	680,569
Bancroft Capital Class	4,700
Institutional Class	85,417
Investment Class	14
Investor Class	52,859
Opportunity Class	73,715
Trust Class	257,616
Distribution fees
Administration Class	170,142
Investment Class	7
Custodian fees	65,864
Trustees’ fees and expenses	20,944
Transfer agent fees	190,920
Registration and filing fees	108,407
Professional fees and expenses	67,528
Insurance expense	46,963
Miscellaneous expenses	75,842
TOTAL EXPENSES	8,488,853
Expenses waived/reimbursed by the Adviser	(11,932)
NET EXPENSES	8,476,921
NET INVESTMENT INCOME (LOSS)	$678,176,241
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	39,221
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,635,100
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,674,321
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$680,850,562
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 678,176,241	$ 204,643,206
Net realized gain (loss)	39,221	316,325
Net change in unrealized appreciation/depreciation	2,635,100	828,133
Net increase (decrease) in net assets resulting from operations	680,850,562	205,787,664
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(16,538,359)	(8,806,511)
Bancroft Capital Class	(854,164)	(847)
Institutional Class	(14,674,748)	(2,801,363)
Investment Class	(300)	(86)
Investor Class	(3,293,519)	(1,516,899)
Opportunity Class	(12,798,471)	(1,287,454)
Premier Class	(607,345,258)	(182,349,637)
Trust Class	(22,601,447)	(7,959,771)
Total distributions to shareholders	(678,106,266)	(204,722,568)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	3,769,516,640	4,299,680,896
Reinvestment of distributions	11,641,953	5,393,919
Shares redeemed	(3,923,010,814)	(4,585,011,005)
Net increase (decrease) from capital share transactions	(141,852,221)	(279,936,190)
Bancroft Capital Class
Shares sold	300,000,000	—
Net increase (decrease) from capital share transactions	300,000,000	—
Institutional Class
Shares sold	760,268,227	312,621,062
Reinvestment of distributions	13,541,111	2,294,369
Shares redeemed	(700,975,947)	(137,462,424)
Net increase (decrease) from capital share transactions	72,833,391	177,453,007
Investment Class
Reinvestment of distributions	300	85
Shares redeemed	—	(149)
Net increase (decrease) from capital share transactions	300	(64)
Investor Class
Shares sold	533,589,937	514,664,324
Reinvestment of distributions	3,170,265	1,335,452
Shares redeemed	(647,050,000)	(480,136,720)
Net increase (decrease) from capital share transactions	(110,289,798)	35,863,056
Opportunity Class
Shares sold	1,325,230,751	143,000,000
Reinvestment of distributions	9,993,770	1,253,148
Shares redeemed	(1,221,883,600)	(8,000,001)
Net increase (decrease) from capital share transactions	113,340,921	136,253,147
Premier Class
Shares sold	109,504,967,539	112,464,483,149
Reinvestment of distributions	471,122,365	155,903,599
Shares redeemed	(107,822,835,406)	(113,824,705,100)
Net increase (decrease) from capital share transactions	2,153,254,498	(1,204,318,352)
Trust Class
Shares sold	5,610,724,925	7,233,551,554
Reinvestment of distributions	11,501,485	4,352,714
Shares redeemed	(5,690,135,293)	(7,150,181,489)
Net increase (decrease) from capital share transactions	(67,908,883)	87,722,779
Net increase (decrease) in net assets from beneficial interest transactions	2,319,378,208	(1,046,962,617)
Net increase (decrease) in net assets during the period	2,322,122,504	(1,045,897,521)
Net assets at beginning of period	11,889,392,525	12,935,290,046
NET ASSETS AT END OF PERIOD	$ 14,211,515,029	$ 11,889,392,525
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	3,768,349,213	4,299,681,830
Reinvestment of distributions	11,638,569	5,393,272
Shares redeemed	(3,921,823,061)	(4,584,996,603)
Net increase (decrease) from share transactions	(141,835,279)	(279,921,501)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Bancroft Capital Class
Shares sold	299,910,027	—
Net increase (decrease) from share transactions	299,910,027	—
Institutional Class
Shares sold	759,925,373	312,534,507
Reinvestment of distributions	13,534,881	2,293,649
Shares redeemed	(700,642,777)	(137,419,130)
Net increase (decrease) from share transactions	72,817,477	177,409,026
Investment Class
Reinvestment of distributions	300	85
Shares redeemed	—	(149)
Net increase (decrease) from share transactions	300	(64)
Investor Class
Shares sold	533,388,029	514,614,996
Reinvestment of distributions	3,168,970	1,335,217
Shares redeemed	(646,802,368)	(480,118,802)
Net increase (decrease) from share transactions	(110,245,369)	35,831,411
Opportunity Class
Shares sold	1,325,026,079	142,987,702
Reinvestment of distributions	9,992,181	1,253,007
Shares redeemed	(1,221,668,536)	(7,999,902)
Net increase (decrease) from share transactions	113,349,724	136,240,807
Premier Class
Shares sold	109,474,837,128	112,459,935,403
Reinvestment of distributions	470,994,014	155,884,830
Shares redeemed	(107,793,181,794)	(113,820,118,727)
Net increase (decrease) from share transactions	2,152,649,348	(1,204,298,494)
Trust Class
Shares sold	5,608,137,344	7,232,826,005
Reinvestment of distributions	11,496,512	4,351,681
Shares redeemed	(5,687,476,194)	(7,149,586,416)
Net increase (decrease) from share transactions	(67,842,338)	87,591,270
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0003	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0490	0.0147	0.0000(b)	0.0039	0.0206
Net realized and unrealized gain (loss)	0.0002	0.0004	(0.0001)	—	(0.0001)
Total from investment operations	0.0492	0.0151	(0.0001)	0.0039	0.0205
Distributions to shareholders from:
Net investment income	(0.0490)	(0.0148)	—	(0.0039)	(0.0203)
Net asset value, end of period	$ 1.0005	$ 1.0003	$ 1.0000	$ 1.0001	$ 1.0001
Total return (c)	5.03%	1.52%	(0.01)%	0.39%	2.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$241,812	$383,631	$663,480	$567,550	$613,074
Ratios to Average Net Assets:
Total expenses	0.36%	0.37%	0.37%	0.37%	0.38%
Net expenses	0.36%	0.33%	0.17%	0.32%	0.37%
Net investment income (loss)	4.85%	1.32%	0.00%(d)	0.43%	2.06%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0001)
Total from investment operations	0.0515	0.0168	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0003	$ 1.0000	$ 0.9999
Total return (c)	5.26%	1.70%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$300,048	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.14%	0.15%(d)
Net expenses	0.15%	0.14%	0.15%(d)
Net investment income (loss)	5.44%	1.69%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0004	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0512	0.0166	0.0001	0.0054	0.0217
Net realized and unrealized gain (loss)	0.0002	0.0001	0.0001	0.0002	0.0009
Total from investment operations	0.0514	0.0167	0.0002	0.0056	0.0226
Distributions to shareholders from:
Net investment income	(0.0512)	(0.0166)	(0.0002)	(0.0055)	(0.0225)
Net asset value, end of period	$ 1.0006	$ 1.0004	$ 1.0003	$ 1.0003	$ 1.0002
Total return (b)	5.26%	1.69%	0.02%	0.56%	2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$331,002	$258,089	$ 80,594	$153,757	$183,304
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.16%
Net expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.14%	2.25%	0.03%	0.57%	2.17%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0003	$ 1.0002	$1.0002	$ 1.0002	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0481	0.0135	0.0000	0.0036	0.0201
Net realized and unrealized gain (loss)	0.0000(b)	0.0006	—	—	(0.0003)
Total from investment operations	0.0481	0.0141	0.0000(b)	0.0036	0.0198
Distributions to shareholders from:
Net investment income	(0.0479)	(0.0140)	—	(0.0036)	(0.0196)
Net asset value, end of period	$ 1.0005	$ 1.0003	$1.0002	$ 1.0002	$ 1.0002
Total return (c)	4.92%	1.42%	0.00%(d)	0.37%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 6	$ 6	$ 12
Ratios to Average Net Assets:
Total expenses	0.45%	0.48%	0.48%	0.45%	0.47%
Net expenses	0.45%	0.42%	0.17%	0.35%	0.45%
Net investment income (loss)	4.80%	1.42%	(0.03)%	0.38%	2.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0003	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0506	0.0162	0.0000(b)	0.0049	0.0219
Net realized and unrealized gain (loss)	0.0004	0.0002	(0.0001)	0.0002	0.0003
Total from investment operations	0.0510	0.0164	(0.0001)	0.0051	0.0222
Distributions to shareholders from:
Net investment income	(0.0507)	(0.0162)	(0.0000)(b)	(0.0050)	(0.0220)
Net asset value, end of period	$ 1.0006	$ 1.0003	$ 1.0001	$ 1.0002	$ 1.0001
Total return (c)	5.22%	1.65%	(0.01)%	0.51%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 57,391	$167,654	$131,790	$ 97,898	$ 36,424
Ratios to Average Net Assets:
Total expenses	0.19%	0.20%	0.20%	0.20%	0.21%
Net expenses	0.19%	0.19%	0.17%	0.20%	0.20%
Net investment income (loss)	4.97%	1.55%	0.00%(d)	0.57%	2.19%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0002	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	0.0001	0.0003	(0.0001)
Total from investment operations	0.0513	0.0170	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 0.9999
Total return (c)	5.25%	1.71%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,722	$136,312	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%(d)
Net expenses	0.15%	0.15%	0.15%(d)
Net investment income (loss)	5.19%	3.81%	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0515	0.0168	0.0004	0.0058	0.0223
Net realized and unrealized gain (loss)	0.0002	0.0002	—	0.0001	0.0007
Total from investment operations	0.0517	0.0170	0.0004	0.0059	0.0230
Distributions to shareholders from:
Net investment income	(0.0515)	(0.0169)	(0.0005)	(0.0058)	(0.0228)
Net asset value, end of period	$ 1.0004	$ 1.0002	$ 1.0001	$ 1.0002	$ 1.0001
Total return (b)	5.29%	1.72%	0.04%	0.59%	2.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,598,404	$10,442,749	$11,646,151	$14,854,601	$20,188,261
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.13%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	5.14%	1.62%	0.06%	0.67%	2.23%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0004	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0509	0.0164	0.0001	0.0052	0.0226
Net realized and unrealized gain (loss)	0.0002	0.0003	(0.0001)	0.0001	(0.0003)
Total from investment operations	0.0511	0.0167	—	0.0053	0.0223
Distributions to shareholders from:
Net investment income	(0.0509)	(0.0164)	(0.0001)	(0.0052)	(0.0222)
Net asset value, end of period	$ 1.0006	$ 1.0004	$ 1.0001	$ 1.0002	$ 1.0001
Total return (b)	5.23%	1.68%	(0.00)%(c)	0.53%	2.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$433,129	$500,902	$413,169	$452,418	$597,353
Ratios to Average Net Assets:
Total expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.17%	0.18%	0.17%	0.18%	0.18%
Net investment income (loss)	5.08%	1.56%	0.01%	0.51%	2.26%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The SEC has recently adopted a number of requirements, including mandatory and discretionary liquidity fees for money market funds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the fiscal year ended December 31, 2023, the Adviser contractually waived fees in the amount of $11,932.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,404,801
12/31/2025	$ 256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2023, the Fund's Administration Class shares and Investment Class shares paid $170,142 and $7, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares made
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.25%, 0.08%, 0.058% and 0.03% respectively, of each applicable share class's eligible average daily net assets, respectively. During the period ended December 31, 2023, the Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $680,569, $4,700, $85,417, $14, $52,859, $73,715 and $257,616, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$678,106,266	$—	$678,106,266
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 204,722,568	$ —	$ 204,722,568
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$—	$(836,315)	$—	$2,935,719	$2,099,404
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$836,315	$—
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$14,226,956,374	$2,935,720	$—	$2,935,720
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,026.70	$1.89	$1,023.30	$1.89
Bancroft Capital Class	0.15	1,027.80	0.77	1,024.40	0.77
Institutional Class	0.15	1,027.70	0.77	1,024.40	0.77
Investment Class	0.44	1,026.20	2.25	1,023.00	2.24
Investor Class	0.20	1,027.50	1.02	1,024.20	1.02
Opportunity Class	0.15	1,027.70	0.77	1,024.40	0.77
Premier Class	0.12	1,027.80	0.61	1,024.60	0.61
Trust Class	0.17	1,027.60	0.87	1,024.30	0.87
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

24

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2023
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Financial Company Commercial Paper	21.2%
Other Notes	18.2
Certificates Of Deposit	18.0
Government Agency Repurchase Agreements	10.7
Asset Backed Commercial Paper	10.4
Treasury Repurchase Agreements	8.8
Other Repurchase Agreements	7.4
Treasury Debt	4.3
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
Overnight (1 Day)	0.7%
2 to 30 Days	51.6
31 to 60 Days	10.6
61 to 90 Days	9.9
Over 90 Days	26.2
Total	99.0%
Average days to maturity	42
Weighted average life	62
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—10.4%
Alinghi Funding Co. LLC(a)	5.600%	01/04/2024	01/04/2024	$ 50,000,000	$ 49,955,274
Alinghi Funding Co. LLC(a)	5.600%	01/09/2024	01/09/2024	50,000,000	49,917,882
Anglesea Funding LLC(a)	5.340%	01/03/2024	01/03/2024	115,000,000	114,914,800
Anglesea Funding LLC(a)	5.410%	02/01/2024	02/01/2024	80,000,000	79,593,763
Anglesea Funding LLC(a)	5.480%	01/02/2024	01/02/2024	175,000,000	174,896,333
Anglesea Funding LLC(a),(b)	5.540%	01/01/2024	02/01/2024	60,000,000	60,000,000
Antalis SA(a)	5.400%	01/12/2024	01/12/2024	50,000,000	49,895,997
Barclays Bank PLC(a)	5.600%	05/24/2024	05/24/2024	100,000,000	97,824,359
Barclays Bank PLC	5.705%	04/02/2024	04/02/2024	43,250,000	42,628,095
Britannia Funding Co. LLC(a)	5.480%	04/29/2024	04/29/2024	50,000,000	49,081,261
Britannia Funding Co. LLC(a)	5.550%	01/02/2024	01/02/2024	104,300,000	104,238,099
Concord Minutemen Capital Co. LLC(a)	5.350%	01/04/2024	01/04/2024	67,506,000	67,445,727
Concord Minutemen Capital Co. LLC(a)	5.770%	05/30/2024	05/30/2024	60,000,000	60,017,587
Gotham Funding Corp.(a)	5.650%	02/14/2024	02/14/2024	66,000,000	65,533,523
Great Bear Funding LLC(a)	5.340%	01/03/2024	01/03/2024	77,000,000	76,942,876
Great Bear Funding LLC(a)	5.340%	01/04/2024	01/04/2024	110,000,000	109,901,995
Mountcliff Funding LLC(a)	5.670%	01/02/2024	01/02/2024	75,000,000	74,955,571
Mountcliff Funding LLC, SOFR + 0.46(a),(b)	5.850%	01/01/2024	01/02/2024	50,000,000	50,000,000
Ridgefield Funding Co. LLC(a)	5.550%	05/28/2024	05/28/2024	100,000,000	97,760,069
TOTAL ASSET BACKED COMMERCIAL PAPER					1,475,503,211
CERTIFICATES OF DEPOSIT—18.0%
Bank of America NA	5.750%	05/06/2024	05/06/2024	100,000,000	100,075,037
Bank of Montreal	5.500%	12/05/2024	12/05/2024	26,500,000	26,567,214
Bank of Montreal, SOFR + 0.39%(b)	5.790%	01/01/2024	06/10/2024	100,000,000	100,044,621
Bank of Montreal, SOFR + 0.47(b)	5.870%	01/01/2024	12/18/2024	60,000,000	60,000,245
Barclays Bank PLC	5.550%	06/18/2024	06/18/2024	70,000,000	70,022,947
BNP Paribas SA, SOFR + 0.39%(b)	5.790%	01/01/2024	03/11/2024	44,750,000	44,773,790
Canada Imperial Bank of Commerce	5.430%	01/22/2024	01/22/2024	50,000,000	50,000,937
Canada Imperial Bank of Commerce	5.500%	12/06/2024	12/06/2024	50,000,000	50,144,661
Canada Imperial Bank of Commerce	5.800%	02/26/2024	02/26/2024	50,000,000	50,013,092
Canada Imperial Bank of Commerce	5.800%	11/12/2024	11/12/2024	75,000,000	75,362,059
Citibank NA	5.780%	03/11/2024	03/11/2024	40,000,000	40,011,104
Citibank NA	5.800%	02/15/2024	02/15/2024	41,500,000	41,512,137
Citibank NA	5.810%	02/28/2024	02/28/2024	67,750,000	67,766,265
Credit Agricole Corporate & Investment Bank	5.480%	06/20/2024	06/20/2024	42,500,000	42,524,162
Credit Agricole Corporate & Investment Bank	5.680%	02/02/2024	02/02/2024	75,000,000	75,019,835
Credit Agricole Corporate & Investment Bank	5.810%	04/16/2024	04/16/2024	97,000,000	97,094,010
Lloyds Bank Corporate Markets PLC, SOFR + 0.41%(b)	5.800%	01/01/2024	05/17/2024	33,250,000	33,276,849
Lloyds Bank Corporate Markets PLC, SOFR + 0.53%(b)	5.920%	01/01/2024	01/12/2024	40,000,000	40,005,700
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.30%(b)	5.700%	01/01/2024	06/17/2024	52,500,000	52,501,794
Mizuho Bank Ltd.	5.740%	02/05/2024	02/05/2024	50,000,000	50,016,549
Mizuho Bank Ltd., SOFR + 0.40(b)	5.790%	01/01/2024	03/07/2024	100,000,000	100,048,548
Mizuho Bank Ltd., SOFR + 0.41(b)	5.800%	01/01/2024	04/11/2024	50,000,000	50,030,098
Mizuho Bank Ltd., SOFR + 0.41%(b)	5.800%	01/01/2024	04/26/2024	50,000,000	50,029,693
MUFG Bank Ltd.	5.500%	03/28/2024	03/28/2024	50,000,000	49,999,897
MUFG Bank Ltd.	5.650%	01/04/2024	01/04/2024	100,000,000	100,003,514
MUFG Bank Ltd., SOFR + 0.39(b)	5.780%	01/01/2024	02/21/2024	42,500,000	42,513,993
MUFG Bank Ltd., SOFR + 0.39%(b)	5.780%	01/01/2024	03/01/2024	75,000,000	75,026,028
MUFG Bank Ltd., SOFR + 0.39%(b)	5.780%	01/01/2024	03/12/2024	100,000,000	100,039,687
MUFG Bank Ltd., SOFR + 0.41(b)	5.800%	01/01/2024	02/06/2024	41,250,000	41,261,994
Norinchukin Bank	5.460%	03/19/2024	03/19/2024	50,000,000	50,001,863
Norinchukin Bank	5.720%	02/12/2024	02/12/2024	54,250,000	54,268,637
Norinchukin Bank	5.730%	03/06/2024	03/06/2024	100,000,000	100,050,671
Norinchukin Bank	5.740%	02/20/2024	02/20/2024	75,000,000	75,031,748
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd.	5.650%	01/22/2024	01/22/2024	$ 60,500,000	$ 60,506,754
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.24%(b)	5.640%	01/01/2024	07/02/2024	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.35%(b)	5.740%	01/01/2024	03/05/2024	40,000,000	40,014,264
Sumitomo Mitsui Banking Corp., SOFR + 0.41(b)	5.810%	01/01/2024	02/12/2024	57,750,000	57,768,792
Sumitomo Mitsui Banking Corp., SOFR + 0.46(b)	5.860%	01/01/2024	01/08/2024	125,000,000	125,011,586
Wells Fargo Bank NA, SOFR + 0.60(b)	5.990%	01/01/2024	11/07/2024	75,000,000	75,105,006
Westpac Banking Corp.	5.850%	07/09/2024	07/09/2024	50,000,000	50,107,076
TOTAL CERTIFICATES OF DEPOSIT					2,563,552,857
FINANCIAL COMPANY COMMERCIAL PAPER—21.2%
Australia & New Zealand Banking Group Ltd.(a)	5.580%	02/02/2024	02/02/2024	100,000,000	99,480,995
Australia & New Zealand Banking Group Ltd.(a)	5.620%	04/12/2024	04/12/2024	50,000,000	49,230,438
Australia & New Zealand Banking Group Ltd.(a)	5.640%	04/18/2024	04/18/2024	54,250,000	53,362,227
Bank of Montreal	5.530%	01/12/2024	01/12/2024	30,750,000	30,686,474
Bank of Montreal	5.560%	02/26/2024	02/26/2024	50,000,000	49,562,417
BPCE SA(a)	5.320%	07/15/2024	07/15/2024	50,000,000	48,552,183
BPCE SA(a)	5.560%	08/06/2024	08/06/2024	100,000,000	96,806,755
BPCE SA(a)	5.640%	05/13/2024	05/13/2024	75,000,000	73,481,900
Chesham Finance Ltd./Chesham Finance LLC(b)	5.520%	01/01/2024	02/05/2024	80,000,000	80,000,000
Credit Agricole Corporate & Investment Bank	5.550%	01/22/2024	01/22/2024	92,000,000	91,673,830
Credit Industriel et Commercial, SOFR + 0.45(a),(b)	5.850%	01/01/2024	01/08/2024	85,000,000	85,008,442
DBS Bank Ltd.(a)	5.620%	01/24/2024	01/24/2024	100,000,000	99,613,419
DNB Bank ASA(a)	5.080%	02/13/2024	02/13/2024	44,500,000	44,199,781
DNB Bank ASA(a)	5.480%	11/07/2024	11/07/2024	100,000,000	95,690,699
DNB Bank ASA(a)	5.645%	05/17/2024	05/17/2024	72,250,000	70,776,769
DNB Bank ASA(a)	5.650%	07/01/2024	07/01/2024	100,000,000	97,347,220
HSBC Bank PLC, SOFR + 0.34(a),(b)	5.730%	01/01/2024	05/28/2024	50,000,000	50,009,921
HSBC Bank PLC, SOFR + 0.42(a),(b)	5.810%	01/01/2024	02/02/2024	29,750,000	29,758,316
HSBC Bank PLC, SOFR + 0.53(a),(b)	5.920%	01/01/2024	11/26/2024	50,000,000	50,030,103
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.920%	01/01/2024	11/27/2024	50,000,000	50,029,840
ING U.S. Funding LLC(a)	5.480%	05/31/2024	05/31/2024	50,000,000	48,872,649
ING U.S. Funding LLC(a)	5.560%	06/07/2024	06/07/2024	100,000,000	97,647,715
Macquarie Bank Ltd.(a)	5.570%	01/19/2024	01/19/2024	50,000,000	49,842,909
Macquarie Bank Ltd.(a)	5.650%	03/20/2024	03/20/2024	150,000,000	148,114,455
Macquarie Bank Ltd., SOFR + 0.30(a),(b)	5.690%	01/01/2024	02/26/2024	43,000,000	43,011,873
Macquarie Bank Ltd., SOFR + 0.33%(a),(b)	5.720%	01/01/2024	03/20/2024	50,000,000	50,018,387
Macquarie Bank Ltd., SOFR + 0.35(a),(b)	5.740%	01/01/2024	03/26/2024	23,750,000	23,760,015
Macquarie Bank Ltd., SOFR + 0.35(a),(b)	5.740%	01/01/2024	04/02/2024	75,000,000	75,031,070
Macquarie Bank Ltd., SOFR + 0.37%(a),(b)	5.760%	01/01/2024	03/01/2024	40,000,000	40,000,000
National Australia Bank Ltd.(a)	5.420%	03/07/2024	03/07/2024	64,500,000	63,830,324
National Australia Bank Ltd.(a)	5.480%	08/26/2024	08/26/2024	65,000,000	62,792,932
National Australia Bank Ltd.(a)	5.635%	05/03/2024	05/03/2024	75,000,000	73,589,850
National Australia Bank Ltd., SOFR + 0.38(a),(b)	5.780%	01/01/2024	05/03/2024	58,500,000	58,536,563
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.850%	01/01/2024	02/27/2024	68,000,000	68,034,095
National Bank of Canada(a)	5.480%	08/16/2024	08/16/2024	50,000,000	48,350,660
Nordea Bank Abp, SOFR + 0.37(a),(b)	5.770%	01/01/2024	03/08/2024	50,000,000	50,022,853
Societe Generale SA(a)	5.680%	01/31/2024	01/31/2024	59,250,000	58,958,092
Standard Chartered Bank(a)	5.685%	04/01/2024	04/01/2024	90,000,000	88,731,768
Svenska Handelsbanken AB(a)	5.580%	05/07/2024	05/07/2024	100,000,000	98,110,907
Svenska Handelsbanken AB(a)	5.600%	08/12/2024	08/12/2024	75,000,000	72,576,318
Svenska Handelsbanken AB(a)	5.610%	03/01/2024	03/01/2024	100,000,000	99,078,853
Svenska Handelsbanken AB(b)	5.790%	01/01/2024	12/18/2024	50,000,000	49,997,708
Swedbank AB	5.660%	06/21/2024	06/21/2024	50,000,000	48,737,610
Swedbank AB, SOFR + 0.39%(b)	5.780%	01/01/2024	03/08/2024	50,000,000	50,024,806
UBS AG(a)	5.670%	04/15/2024	04/15/2024	52,500,000	51,644,113
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.55%(a),(b)	5.950%	01/01/2024	11/01/2024	$ 50,000,000	$ 50,075,513
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,014,693,767
OTHER NOTES—18.2%
ABN AMRO Bank NV	5.310%	01/02/2024	01/02/2024	50,000,000	50,000,000
ABN AMRO Bank NV	5.330%	01/05/2024	01/03/2024	100,000,000	100,000,000
ABN AMRO Bank NV	5.330%	01/05/2024	01/05/2024	45,000,000	45,000,000
Abu Dhabi International Bank	5.320%	01/02/2024	01/02/2024	350,000,000	350,000,000
Australia & New Zealand Banking Group Ltd.	5.320%	01/02/2024	01/02/2024	400,000,000	400,000,000
Bank of America NA	5.440%	02/07/2024	02/07/2024	18,750,000	18,741,958
Bank of Montreal	5.340%	01/04/2024	01/04/2024	50,000,000	50,000,000
Canada Imperial Bank of Commerce	5.310%	01/02/2024	01/02/2024	200,000,000	200,000,000
Citibank NA	5.310%	01/02/2024	01/02/2024	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank	5.310%	01/02/2024	01/02/2024	70,000,000	70,000,000
KBC Bank NV	5.310%	01/02/2024	01/02/2024	260,000,000	260,000,000
Mizuho Bank Ltd.	5.320%	01/02/2024	01/02/2024	200,000,000	200,000,000
Royal Bank of Canada	5.320%	01/02/2024	01/02/2024	275,000,000	275,000,000
Royal Bank of Canada	5.320%	01/03/2024	01/03/2024	90,000,000	90,000,000
Royal Bank of Canada	5.320%	01/04/2024	01/04/2024	85,000,000	85,000,000
Royal Bank of Canada	5.320%	01/05/2024	01/05/2024	150,000,000	150,000,000
Toyota Motor Credit Corp., SOFR + 0.62(b)	6.010%	01/01/2024	06/13/2024	50,000,000	50,044,958
TOTAL OTHER NOTES					2,593,786,916
TREASURY DEBT—4.3%
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	50,000,000	48,760,181
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	100,000,000	97,712,963
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	75,000,000	73,491,299
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	125,000,000	122,388,231
U.S. Treasury Bills	5.260%	03/21/2024	03/21/2024	100,000,000	98,860,699
U.S. Treasury Bills	5.290%	02/22/2024	02/22/2024	75,000,000	74,442,467
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	100,000,000	98,266,591
TOTAL TREASURY DEBT					613,922,431
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.295% – 5.992% due 06/25/2040 – 06/25/2057, valued at $41,219,713); expected proceeds $40,554,400(c)	5.670%	01/01/2024	03/19/2024	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 07/25/2056 – 08/26/2058, valued at $45,114,282); expected proceeds $44,635,400(c)	5.770%	01/01/2024	04/19/2024	43,800,000	43,800,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.453% due 11/25/2024 – 08/15/2056, Federal National Mortgage Associations, 0.000% – 6.172% due 01/25/2031 – 06/25/2060, and Government National Mortgage Associations, 0.000% – 6.000% due 03/20/2035 – 01/16/2063, valued at $772,499,537); expected proceeds $750,447,500	5.370%	01/02/2024	01/02/2024	750,000,000	750,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% – 5.500% due 08/01/2053 – 09/01/2053, and Federal National Mortgage Associations, 2.000% – 7.500% due 12/01/2030 – 12/01/2054, valued at $703,800,001); expected proceeds $690,409,400	5.340%	01/02/2024	01/02/2024	$ 690,000,000	$ 690,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,523,800,000
TREASURY REPURCHASE AGREEMENTS—8.8%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 08/08/2024, U.S. Treasury Bonds, 1.875% – 2.500% due 05/15/2046 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2025 – 01/15/2033, and U.S. Treasury Notes, 0.375% – 4.125% due 03/31/2025 – 11/15/2031, valued at $204,000,077); expected proceeds $200,111,111	5.000%	01/02/2024	01/02/2024	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S Treasury Notes, 1.875% – 4.500% due 08/31/2027 – 11/15/2033, valued at $714,000,019); expected proceeds $700,414,556	5.330%	01/02/2024	01/02/2024	700,000,000	700,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.125% due 02/15/2031, valued at $350,206,152); expected proceeds $350,206,111	5.300%	01/02/2024	01/02/2024	350,000,000	350,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					1,250,000,000
OTHER REPURCHASE AGREEMENTS—7.4%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/26/2023 (collateralized by various Coporate Bonds, 0.000% – 11.021% due 10/15/2026 – 10/15/2069, valued at $66,700,000); expected proceeds $58,393,820(c)	5.820%	01/01/2024	02/06/2024	58,000,000	58,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 1.100% – 6.400% due 04/01/2024 – 04/01/2053, valued at $39,900,261); expected proceeds $38,022,673	5.370%	01/02/2024	01/02/2024	38,000,000	38,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri–Party), dated 08/24/2023 (collateralized by various Common Stocks, and various Corporate Bonds, 0.584% – 9.750% due 02/09/2024 – 03/02/2063, valued at $109,790,427); expected proceeds $101,975,278	5.470%	01/01/2024	01/01/2024	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/15/2023 (collateralized by various Corporate Bonds, 2.800% – 13.000% due 03/27/2024 – 03/26/2079, valued at $129,950,007); expected proceeds $114,601,775(c)	5.670%	01/01/2024	03/14/2024	113,000,000	113,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (Coteralized by various Corporate Bonds, 0.000% – 12.250% due 09/15/2024 – 12/31/2099, valued at $143,750,031); expected proceeds $126,185,417(c)	5.690%	01/01/2024	02/27/2024	$ 125,000,000	$ 125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/15/2023 (collateralized by various Corporate Bonds, 1.140% – 10.589% due 04/30/2025 – 06/01/2050, valued at $34,870,376); expected proceeds $32,444,800(c)	5.560%	01/01/2024	03/14/2024	32,000,000	32,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Common Stocks, valued at $17,280,000); expected proceeds $16,009,724	5.470%	01/02/2024	01/02/2024	16,000,000	16,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 0.750% – 8.666% due 07/16/2025 – 12/31/2079, valued at $115,879,949); expected proceeds $110,066,978	5.480%	01/02/2024	01/02/2024	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by U.S. Treasury Bonds, 1.375% – 4.750% due 02/15/2040 – 05/15/2041, and a Common Stock, valued at $29,791,063); expected proceeds $29,756,933(c)	5.770%	01/01/2024	04/19/2024	29,200,000	29,200,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/22/2023 (collateralized by various Common Stocks, valued at $108,000,004); expected proceeds $101,861,028(c)	5.630%	01/01/2024	04/19/2024	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/28/2023 (collateralized by various Common Stocks, valued at $56,251,651); expected proceeds $52,039,506	5.470%	01/02/2024	01/02/2024	52,000,000	52,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 01/09/2024 – 11/28/2053, a U.S. Treasury Strip, 0.000%, 02/15/2024, valued at $55,417,278); expected proceeds $50,052,306	5.380%	01/03/2024	01/03/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 1.375% – 8.625% due 12/15/2024 – 11/15/2053 valued at $82,698,416); expected proceeds $75,078,458	5.380%	01/05/2024	01/05/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 3.000% – 9.625% due 06/01/2026 – 01/18/2082, valued at $182,850,748); expected proceeds $159,095,223	5.390%	01/02/2024	01/02/2024	159,000,000	159,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,057,200,000
TOTAL INVESTMENTS –99.0% (Cost $14,089,523,461)(d)					14,092,459,182
Other Assets in Excess of Liabilities —1.0%					137,434,995
NET ASSETS –100.0%					$ 14,229,894,177

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $541,000,000 or 3.8% of net assets as of December 31, 2023.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$ 1,475,503,211	$—	$ 1,475,503,211
Certificates Of Deposit	—	2,563,552,857	—	2,563,552,857
Financial Company Commercial Paper	—	3,014,693,767	—	3,014,693,767
Other Notes	—	2,593,786,916	—	2,593,786,916
Treasury Debt	—	613,922,431	—	613,922,431
Government Agency Repurchase Agreements	—	1,523,800,000	—	1,523,800,000
Treasury Repurchase Agreements	—	1,250,000,000	—	1,250,000,000
Other Repurchase Agreements	—	1,057,200,000	—	1,057,200,000
Total Investments	$—	$14,092,459,182	$—	$14,092,459,182
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value	$10,261,459,182
Repurchase agreements, at value	3,831,000,000
Total Investments	14,092,459,182
Cash	207,275,623
Interest receivable — unaffiliated issuers	31,031,667
Prepaid expenses and other assets	3,204
TOTAL ASSETS	14,330,769,676
LIABILITIES
Payable for investments purchased	100,000,000
Advisory and administrator fee payable	606,891
Custody, sub-administration and transfer agent fees payable	211,551
Trustees’ fees and expenses payable	1,746
Professional fees payable	47,767
Printing fees payable	7,089
Accrued expenses and other liabilities	455
TOTAL LIABILITIES	100,875,499
NET ASSETS	$14,229,894,177
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,258,523,461
Repurchase agreements	3,831,000,000
Total cost of investments	$14,089,523,461
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$694,707,170
EXPENSES
Advisory and administrator fee	6,587,155
Custodian, sub-administrator and transfer agent fees	1,153,834
Trustees’ fees and expenses	133,188
Professional fees and expenses	127,265
Insurance expense	5,875
Miscellaneous expenses	46,591
TOTAL EXPENSES	8,053,908
NET INVESTMENT INCOME (LOSS)	$686,653,262
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,222
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,635,101
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,674,323
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$689,327,585
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 686,653,262	$ 213,598,198
Net realized gain (loss)	39,222	316,326
Net change in unrealized appreciation/depreciation	2,635,101	828,132
Net increase (decrease) in net assets resulting from operations	689,327,585	214,742,656
CAPITAL TRANSACTIONS
Contributions	42,903,234,505	40,261,574,037
Withdrawals	(41,262,964,315)	(41,512,296,729)
Net increase (decrease) in net assets from capital transactions	1,640,270,190	(1,250,722,692)
Net increase (decrease) in net assets during the period	2,329,597,775	(1,035,980,036)
Net assets at beginning of period	11,900,296,402	12,936,276,438
NET ASSETS AT END OF PERIOD	$ 14,229,894,177	$ 11,900,296,402
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.19%	1.80%	0.10%	0.77%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,229,894	$11,900,296	$12,936,276	$16,127,554	$21,626,159
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	5.20%	1.69%	0.11%	0.72%	2.29%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $3,831,000,000 and associated collateral equal to $4,003,969,992.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$14,089,523,461	$3,881,339	$945,618	$2,935,721
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,026.70	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$ 151,518,113,048
Receivable for fund shares sold	10,946,865
Receivable from Adviser	21,717
Prepaid expenses and other assets	175,988
TOTAL ASSETS	151,529,257,618
LIABILITIES
Payable for fund shares repurchased	15,908,555
Administration fees payable	6,010,603
Shareholder servicing fee payable	1,070,738
Distribution fees payable	128,798
Transfer agent fees payable	90,695
Registration and filing fees payable	4,099,994
Professional fees payable	57,474
Printing fees payable	72,853
Distribution payable	194,456,558
Accrued expenses and other liabilities	95,622
TOTAL LIABILITIES	221,991,890
NET ASSETS	$151,307,265,728
NET ASSETS CONSIST OF:
Paid-in capital	$151,307,340,220
Total distributable earnings (loss)	(74,492)
NET ASSETS	$151,307,265,728
Administration Class
Net Assets	$ 2,479,017,143
Shares Outstanding	2,479,047,339
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 60,364,663
Shares Outstanding	60,368,442
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 54,049,519
Shares Outstanding	54,051,179
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 472,046,734
Shares Outstanding	472,046,745
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 10,784,799,268
Shares Outstanding	10,784,835,395
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 278,042,124
Shares Outstanding	278,046,177
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,686,829,700
Shares Outstanding	1,686,844,856
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 4,430,079,474
Shares Outstanding	4,430,108,904
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$126,252,999,253
Shares Outstanding	126,253,385,987
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2023

Class G
Net Assets	$ 4,765,803,765
Shares Outstanding	4,765,825,282
Net asset value, offering and redemption price per share	$ 1.00
Select Class
Net Assets	$ 43,234,085
Shares Outstanding	43,234,259
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	5,473,159,643
Expenses allocated from affiliated Portfolio	(63,846,204)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	5,409,313,439
EXPENSES
Administration fees
Administration Class	1,185,985
Bancroft Capital Class	82,255
Blaylock Van Class	143,855
Cabrera Capital Markets Class	325,010
Institutional Class	3,535,531
Investment Class	157,889
Investor Class	1,079,382
Opportunity Class	1,493,230
Premier Class	42,980,915
Class G	451,993
Select Class	18,581
Shareholder servicing fees
Administration Class	4,743,941
Bancroft Capital Class	49,353
Blaylock Van Class	86,313
Cabrera Capital Markets Class	195,006
Institutional Class	2,121,319
Investment Class	789,444
Investor Class	1,727,011
Opportunity Class	895,938
Distribution fees
Administration Class	1,185,985
Investment Class	315,778
Custodian fees	50,071
Trustees’ fees and expenses	20,950
Transfer agent fees	76,897
Registration and filing fees	3,200,494
Professional fees and expenses	340,930
Printing and postage fees	110,903
Insurance expense	351,396
Miscellaneous expenses	555,771
TOTAL EXPENSES	68,272,126
Expenses waived/reimbursed by the Adviser	(61,371)
NET EXPENSES	68,210,755
NET INVESTMENT INCOME (LOSS)	$5,341,102,684
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	101,150
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,341,203,834
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,341,102,684	$ 1,615,342,225
Net realized gain (loss)	101,150	14,116
Net increase (decrease) in net assets resulting from operations	5,341,203,834	1,615,356,341
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(111,884,494)	(30,403,803)
Bancroft Capital Class	(8,302,489)	(4,593,453)
Blaylock Van Class	(14,581,700)	(2,577,990)
Cabrera Capital Markets Class	(34,131,400)	(316,971)
Institutional Class	(360,336,982)	(111,528,060)
Investment Class	(14,338,503)	(5,636,872)
Investor Class	(105,041,202)	(44,160,603)
Opportunity Class	(149,600,392)	(38,011,457)
Premier Class	(4,313,164,519)	(1,301,431,265)
Class G	(225,815,797)	(78,603,361)
Select Class (a)	(1,868,429)	(372,870)
Total distributions to shareholders	(5,339,065,907)	(1,617,636,705)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	25,863,421,151	29,201,648,211
Reinvestment of distributions	20,622,959	4,730,380
Shares redeemed	(25,655,302,071)	(29,186,693,061)
Net increase (decrease) from capital share transactions	228,742,039	19,685,530
Bancroft Capital Class
Shares sold	335,000,000	400,000,000
Reinvestment of distributions	8,252,656	4,591,986
Shares redeemed	(282,984,343)	(404,591,857)
Net increase (decrease) from capital share transactions	60,268,313	129
Blaylock Van Class
Shares sold	6,411,475,001	1,166,100,000
Reinvestment of distributions	3,183,742	1,574,438
Shares redeemed	(6,790,391,589)	(738,390,439)
Net increase (decrease) from capital share transactions	(375,732,846)	429,283,999
Cabrera Capital Markets Class
Shares sold	6,285,125,000	186,900,000
Reinvestment of distributions	25,145,865	263,401
Shares redeemed	(6,013,587,526)	(11,900,000)
Net increase (decrease) from capital share transactions	296,683,339	175,263,401
Institutional Class
Shares sold	85,654,616,499	99,884,324,051
Reinvestment of distributions	168,186,022	38,903,259
Shares redeemed	(78,411,427,364)	(98,138,160,818)
Net increase (decrease) from capital share transactions	7,411,375,157	1,785,066,492
Investment Class
Shares sold	621,161,429	1,089,683,205
Reinvestment of distributions	659,219	249,518
Shares redeemed	(761,016,261)	(1,100,785,759)
Net increase (decrease) from capital share transactions	(139,195,613)	(10,853,036)
Investor Class
Shares sold	33,432,368,720	45,095,968,660
Reinvestment of distributions	86,509,150	30,311,679
Shares redeemed	(33,594,397,810)	(44,427,014,179)
Net increase (decrease) from capital share transactions	(75,519,940)	699,266,160
Opportunity Class
Shares sold	48,691,352,428	30,683,571,064
Reinvestment of distributions	111,595,556	28,714,601
Shares redeemed	(46,757,310,336)	(28,627,816,127)
Net increase (decrease) from capital share transactions	2,045,637,648	2,084,469,538
Premier Class
Shares sold	1,188,129,293,732	1,188,891,252,940
Reinvestment of distributions	3,368,571,989	997,664,208
Shares redeemed	(1,140,384,737,223)	(1,198,758,038,671)
Net increase (decrease) from capital share transactions	51,113,128,498	(8,869,121,523)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Class G
Shares sold	$ 50,697,276,757	$ 67,568,039,534
Reinvestment of distributions	221,471,254	75,307,122
Shares redeemed	(50,852,665,369)	(70,123,767,467)
Net increase (decrease) from capital share transactions	66,082,642	(2,480,420,811)
Select Class (a)
Shares sold	253,740,202	202,068,547
Reinvestment of distributions	1,864,086	364,777
Shares redeemed	(241,063,940)	(173,739,413)
Net increase (decrease) from capital share transactions	14,540,348	28,693,911
Net increase (decrease) in net assets from beneficial interest transactions	60,646,009,585	(6,138,666,210)
Net increase (decrease) in net assets during the period	60,648,147,512	(6,140,946,574)
Net assets at beginning of period	90,659,118,216	96,800,064,790
NET ASSETS AT END OF PERIOD	$ 151,307,265,728	$ 90,659,118,216
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	25,863,421,151	29,201,648,211
Reinvestment of distributions	20,622,959	4,730,380
Shares redeemed	(25,655,302,071)	(29,186,693,061)
Net increase (decrease) from share transactions	228,742,039	19,685,530
Bancroft Capital Class
Shares sold	335,000,000	400,000,000
Reinvestment of distributions	8,252,656	4,591,986
Shares redeemed	(282,984,343)	(404,591,857)
Net increase (decrease) from share transactions	60,268,313	129
Blaylock Van Class
Shares sold	6,411,475,001	1,166,100,000
Reinvestment of distributions	3,183,742	1,574,438
Shares redeemed	(6,790,391,589)	(738,390,439)
Net increase (decrease) from share transactions	(375,732,846)	429,283,999
Cabrera Capital Markets Class
Shares sold	6,285,125,000	186,900,000
Reinvestment of distributions	25,145,865	263,401
Shares redeemed	(6,013,587,526)	(11,900,000)
Net increase (decrease) from share transactions	296,683,339	175,263,401
Institutional Class
Shares sold	85,654,616,499	99,884,324,051
Reinvestment of distributions	168,186,022	38,903,259
Shares redeemed	(78,411,427,364)	(98,138,160,818)
Net increase (decrease) from share transactions	7,411,375,157	1,785,066,492
Investment Class
Shares sold	621,161,429	1,089,683,205
Reinvestment of distributions	659,219	249,518
Shares redeemed	(761,016,261)	(1,100,785,759)
Net increase (decrease) from share transactions	(139,195,613)	(10,853,036)
Investor Class
Shares sold	33,432,368,720	45,095,968,660
Reinvestment of distributions	86,509,150	30,311,679
Shares redeemed	(33,594,397,810)	(44,427,014,179)
Net increase (decrease) from share transactions	(75,519,940)	699,266,160
Opportunity Class
Shares sold	48,691,352,428	30,683,571,064
Reinvestment of distributions	111,595,556	28,714,601
Shares redeemed	(46,757,310,336)	(28,627,816,127)
Net increase (decrease) from share transactions	2,045,637,648	2,084,469,538
Premier Class
Shares sold	1,188,129,293,732	1,188,891,252,940
Reinvestment of distributions	3,368,571,989	997,664,208
Shares redeemed	(1,140,384,737,223)	(1,198,758,038,671)
Net increase (decrease) from share transactions	51,113,128,498	(8,869,121,523)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Class G
Shares sold	50,697,276,757	67,568,039,534
Reinvestment of distributions	221,471,254	75,307,122
Shares redeemed	(50,852,665,369)	(70,123,767,467)
Net increase (decrease) from share transactions	66,082,642	(2,480,420,811)
Select Class (a)
Shares sold	253,740,202	202,068,547
Reinvestment of distributions	1,864,086	364,777
Shares redeemed	(241,063,940)	(173,739,413)
Net increase (decrease) from share transactions	14,540,348	28,693,911

(a)	For Select Class shares, data for the period ended December 31, 2022 is from June 2, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0469	0.0139	0.0001	0.0026	0.0186
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0469	0.0139	0.0001	0.0026	0.0186
Distributions to shareholders from:
Net investment income	(0.0469)	(0.0139)	(0.0001)	(0.0026)	(0.0186)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.80%	1.39%	0.01%	0.26%	1.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,479,017	$2,250,119	$2,230,490	$2,550,831	$1,672,762
Ratios to Average Net Assets:
Total expenses	0.36%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.36%	0.30%	0.07%	0.23%	0.37%
Net investment income (loss)	4.71%	1.39%	0.01%	0.20%	1.87%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0491	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 60,365	$ 100	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.13%	0.04%(d)
Net investment income (loss)	5.03%	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0490	0.0156	0.0001
Net realized gain (loss)	0.0001	0.0000(b)	0.0000(b)
Total from investment operations	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 54,050	$429,773	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.15%	0.04%(d)
Net investment income (loss)	5.06%	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$472,047	$175,359	$ 100
Ratios to Average Net Assets:
Total expenses	0.15%	0.18%	0.14%(d)
Net expenses	0.15%	0.17%	0.04%(d)
Net investment income (loss)	5.24%	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0491	0.0156	0.0001	0.0037	0.0207
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0491	0.0156	0.0001	0.0037	0.0207
Distributions to shareholders from:
Net investment income	(0.0491)	(0.0156)	(0.0001)	(0.0037)	(0.0207)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.04%	1.58%	0.03%	0.37%	2.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,784,799	$3,373,375	$1,588,396	$1,349,398	$950,202
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.15%	0.14%	0.04%	0.14%	0.15%
Net investment income (loss)	5.08%	2.06%	0.03%	0.42%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0459	0.0132	0.0001	0.0025	0.0178
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0459	0.0132	0.0001	0.0025	0.0178
Distributions to shareholders from:
Net investment income	(0.0459)	(0.0132)	(0.0001)	(0.0025)	(0.0178)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.69%	1.33%	0.01%	0.25%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,042	$417,225	$428,088	$483,015	$517,997
Ratios to Average Net Assets:
Total expenses	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.38%	0.07%	0.27%	0.45%
Net investment income (loss)	4.53%	1.32%	0.01%	0.32%	1.76%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0152	0.0001	0.0033	0.0203
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0486	0.0152	0.0001	0.0033	0.0203
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0152)	(0.0001)	(0.0033)	(0.0203)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.97%	1.53%	0.01%	0.33%	2.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,686,830	$1,762,314	$1,063,097	$936,980	$726,126
Ratios to Average Net Assets:
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.18%	0.07%	0.18%	0.20%
Net investment income (loss)	4.85%	1.96%	0.01%	0.35%	2.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%(d)
Net expenses	0.14%	0.14%	0.04%(d)
Net investment income (loss)	5.00%	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0494	0.0159	0.0001	0.0039	0.0211
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0494	0.0159	0.0001	0.0039	0.0211
Distributions to shareholders from:
Net investment income	(0.0494)	(0.0159)	(0.0001)	(0.0039)	(0.0211)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.06%	1.60%	0.03%	0.39%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,252,999	$75,138,139	$84,009,144	$67,604,723	$52,826,660
Ratios to Average Net Assets:
Total expenses	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.10%	0.05%	0.12%	0.12%
Net investment income (loss)	5.01%	1.63%	0.03%	0.33%	2.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0498	0.0162	0.0001	0.0043	0.0215
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0498	0.0162	0.0001	0.0043	0.0215
Distributions to shareholders from:
Net investment income	(0.0498)	(0.0162)	(0.0001)	(0.0043)	(0.0215)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.10%	1.63%	0.03%	0.43%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,765,804	$4,699,611	$7,180,149	$6,025,209	$3,607,164
Ratios to Average Net Assets:
Total expenses	0.07%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.07%	0.07%	0.05%	0.08%	0.08%
Net investment income (loss)	4.98%	1.47%	0.03%	0.37%	2.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0498	0.0152
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0498)	(0.0152)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 43,234	$ 28,693
Ratios to Average Net Assets:
Total expenses	0.11%	0.12%(d)
Net expenses	0.07%	0.08%(d)
Net investment income (loss)	5.02%	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.62% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the year ended December 31, 2023, the Adviser contractually waived fees in the amount of $46,507.
SSGA FM is contractually obligated until April 30, 2024 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2024 except with approval of the Fund's Board of Trustees. For the year ended December 31, 2023, the Adviser contractually waived fees in the amount of $14,864.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$61,082,619
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2023, the Fund's Administration Class shares and Investment Class shares paid $1,185,985 and $315,778, respectively, to SSGA FD under the Plan.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08% and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2023, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $4,743,941, $49,353, $86,313, $195,006, $2,121,319, $789,444, $1,727,011, and $895,938, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$5,339,065,907	$—	$5,339,065,907
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 1,617,622,589	$ 14,116	$ 1,617,636,705
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$—	$—	$—	$—	$—
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.36%	$1,025.50	$1.84	$1,023.40	$1.84
Bancroft Capital Class	0.14	1,026.60	0.72	1,024.50	0.71
Blaylock Van Class	0.14	1,026.60	0.72	1,024.50	0.71
Cabrera Capital Markets Class	0.14	1,026.60	0.72	1,024.50	0.71
Institutional Class	0.14	1,026.70	0.72	1,024.50	0.71
Investment Class	0.46	1,025.00	2.35	1,022.90	2.35
Investor Class	0.19	1,026.40	0.97	1,024.20	0.97
Opportunity Class	0.14	1,026.60	0.72	1,024.50	0.71
Premier Class	0.11	1,026.80	0.56	1,024.70	0.56
Class G	0.07	1,027.00	0.36	1,024.90	0.36
Select Class	0.07	1,027.00	0.36	1,024.90	0.36
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2023.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

29

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2023
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Debt	33.4%
Government Agency Repurchase Agreements	25.3
Treasury Repurchase Agreements	23.7
Government Agency Debt	10.9
Other Assets in Excess of Liabilities	6.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	52.6%
31 to 60 Days	4.4
61 to 90 Days	4.4
Over 90 Days	32.1
Total	93.5%
Average days to maturity	46
Weighted average life	76
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—10.9%
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	5.440%	12/30/2023	02/05/2024	$ 78,625,000	$ 78,622,340
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	03/08/2024	117,600,000	117,599,512
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	5.450%	12/30/2023	02/27/2025	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.450%	12/30/2023	02/23/2024	91,650,000	91,649,194
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.450%	12/30/2023	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.460%	12/30/2023	02/06/2024	325,500,000	325,498,775
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.460%	12/30/2023	05/13/2024	49,920,000	49,922,262
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.480%	12/30/2023	08/14/2024	88,900,000	88,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.480%	12/30/2023	09/27/2024	390,000,000	390,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.485%	12/30/2023	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.490%	12/30/2023	09/16/2024	46,900,000	46,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.500%	12/30/2023	10/11/2024	266,500,000	266,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.505%	12/30/2023	11/22/2024	89,700,000	89,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.510%	12/30/2023	11/15/2024	126,600,000	126,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.515%	12/30/2023	12/03/2024	114,800,000	114,800,000
Federal Home Loan Bank Discount Notes	5.160%	08/01/2024	08/01/2024	542,700,000	526,209,156
Federal Home Loan Bank Discount Notes	5.195%	09/25/2024	09/25/2024	889,000,000	854,747,201
Federal Home Loan Bank Discount Notes (b)	5.230%	04/29/2024	04/29/2024	95,000,000	93,371,436
Federal Home Loan Banks	5.124%	05/10/2024	05/10/2024	320,000,000	320,000,000
Federal Home Loan Banks	5.334%	04/26/2024	04/26/2024	277,000,000	277,000,000
Federal Home Loan Banks	5.414%	06/07/2024	06/07/2024	847,900,000	847,900,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.430%	12/30/2023	01/17/2024	480,000,000	480,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.430%	12/30/2023	01/22/2024	338,100,000	338,100,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.435%	12/30/2023	01/26/2024	439,600,000	439,600,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.440%	12/30/2023	01/25/2024	120,000,000	120,000,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.445%	12/30/2023	02/22/2024	200,000,000	200,000,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.445%	12/30/2023	03/25/2024	163,800,000	163,800,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/01/2024	633,600,000	633,600,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/18/2024	601,900,000	601,900,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/20/2024	131,400,000	131,400,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/25/2024	421,400,000	421,400,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	04/26/2024	290,100,000	290,100,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	05/10/2024	131,600,000	131,600,000
Federal Home Loan Banks, SOFR + 0.07% (a)	5.470%	12/30/2023	07/05/2024	452,100,000	452,100,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.480%	12/30/2023	08/16/2024	644,200,000	644,200,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	11/21/2024	374,400,000	374,400,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	12/02/2024	375,500,000	375,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	12/19/2024	$ 710,600,000	$ 710,600,000
Federal Home Loan Banks, SOFR + 0.12% (a)	5.515%	12/30/2023	11/01/2024	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.530%	12/30/2023	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.19% (a)	5.590%	12/30/2023	10/30/2025	1,200,000,000	1,200,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	5.600%	12/30/2023	11/14/2025	750,000,000	750,000,000
Federal Home Loan Banks	5.645%	09/13/2024	09/13/2024	903,800,000	903,800,000
Federal National Mortgage Association	5.060%	03/28/2024	03/28/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.074%	04/26/2024	04/26/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.260%	05/10/2024	05/10/2024	320,000,000	320,000,000
TOTAL GOVERNMENT AGENCY DEBT					16,659,219,876
TREASURY DEBT—33.4%
U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	809,500,000	773,404,845
U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	1,164,900,000	1,128,883,379
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	970,250,000	945,941,877
U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	597,860,000	576,871,060
U.S. Treasury Bills	5.123%	10/31/2024	10/31/2024	1,829,700,000	1,751,001,816
U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	1,599,900,000	1,561,146,354
U.S. Treasury Bills	5.130%	07/11/2024	07/11/2024	437,105,000	425,209,083
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	2,500,950,000	2,442,246,991
U.S. Treasury Bills	5.165%	06/06/2024	06/06/2024	1,852,100,000	1,810,587,763
U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	1,441,500,000	1,384,315,736
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	3,248,000,000	3,181,233,859
U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	2,344,183,500	2,303,787,234
U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	650,000,000	639,444,000
U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	1,000,350,000	986,092,131
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	1,501,250,000	1,468,691,224
U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	1,955,500,000	1,929,596,598
U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	650,800,000	638,645,370
U.S. Treasury Bills	5.256%	03/19/2024	03/19/2024	693,000,000	685,209,442
U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	1,194,200,000	1,193,847,774
U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	509,000,000	502,752,873
U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	2,874,460,000	2,858,871,736
U.S. Treasury Bills	5.270%	01/11/2024	01/11/2024	1,675,200,000	1,672,970,596
U.S. Treasury Bills	5.270%	01/25/2024	01/25/2024	203,020,000	202,336,730
U.S. Treasury Bills	5.270%	05/16/2024	05/16/2024	1,200,500,000	1,176,793,400
U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	447,845,000	445,876,730
U.S. Treasury Bills	5.285%	03/12/2024	03/12/2024	957,003,500	947,168,960
U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	592,900,000	587,226,276
U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	1,289,300,000	1,272,953,007
U.S. Treasury Bills	5.315%	04/11/2024	04/11/2024	1,255,499,000	1,236,976,902
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	1,246,000,000	1,223,722,230
U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	322,450,000	321,448,390
U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	2,231,770,000	2,231,770,000
U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	396,590,000	395,768,219
U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	1,939,535,000	1,937,536,319
U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	653,600,000	644,585,699
U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	1,306,325,000	1,300,893,679
U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	582,380,000	577,361,498
U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	750,000,000	745,307,622
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (a)	5.256%	12/30/2023	04/30/2024	2,508,100,000	2,507,542,324
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (a)	5.316%	12/30/2023	01/31/2024	77,600,000	77,600,594
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.368%	12/30/2023	07/31/2024	699,000,000	698,779,364
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.471%	12/30/2023	10/31/2024	$ 355,295,000	$ 355,207,131
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.501%	12/30/2023	10/31/2025	731,684,000	731,056,635
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.531%	12/30/2023	01/31/2025	361,000,000	361,000,000
TOTAL TREASURY DEBT					50,839,663,450
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.3%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 09/01/2042, Federal National Mortgage Associations, 1.500% – 7.000% due 07/01/2026 – 05/01/2058, and a Government National Mortgage Association, 5.500% due 04/20/2053 valued at $1,020,000,072); expected proceeds $1,000,591,111	5.320%	01/02/2024	01/02/2024	1,000,000,000	1,000,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.697% – 7.000% due 12/01/2031 – 01/25/2054, Federal National Mortgage Associations, 0.000% – 3.000% due 01/01/2031 – 10/25/2052, and Government National Mortgage Associations, 0.007% – 3.000% due 12/20/2039 – 06/20/2069, valued at $112,427,530); expected proceeds $111,301,300	5.460%	01/01/2024	01/05/2024	110,000,000	110,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/27/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 10/01/2053, Federal National Mortgage Associations, 1.500% – 5.500% due 02/01/2034 – 07/01/2053, and Government National Mortgage Associations, 0.000% – 7.000% due 07/20/2040 – 04/20/2070, valued at $461,331,863); expected proceeds $458,821,057	5.460%	01/01/2024	01/05/2024	452,000,000	452,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 01/01/2028 – 06/15/2054, Federal National Mortgage Associations, 0.000% – 7.000% due 06/01/2027 – 11/25/2053, and Government National Mortgage Associations, 0.000% – 6.500% due 04/15/2029 – 11/20/2073, valued at $1,215,851,916); expected proceeds $1,173,697,283	5.350%	01/02/2024	01/02/2024	1,173,000,000	1,173,000,000
Agreement with Bank of Montreal and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by , Government National Mortgage Associations, 2.750% – 5.500%, due 05/20/2034 – 10/20/2053, valued at $66,300,000); expected proceeds $65,038,567	5.340%	01/02/2024	01/02/2024	65,000,000	65,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 01/01/2034 – 12/01/2053, Federal National Mortgage Associations, 1.500% – 6.000% due 11/01/2037 – 04/01/2052, and Government National Mortgage Associations, 2.500% – 6.500% due 04/20/2026 – 02/15/2052, valued at $612,000,000); expected proceeds $600,355,333	5.330%	01/02/2024	01/02/2024	$ 600,000,000	$ 600,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2023 (collateralized by a Federal Farm Credit Bank, 2.900% due 12/09/2041, Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 08/15/2046 – 12/25/2053,Federal National Mortgage Associations, 0.000% – 6.500% due 01/01/2031 – 07/25/2053, Government National Mortgage Associations, 0.000% – 7.000% due 04/15/2033 – 11/20/2053, U.S. Treasury Bills, 0.000% due 03/12/2024 – 05/16/2024, U.S. Treasury Inflation Index Bonds, 0.250% – 2.125% due 02/15/2040 – 02/15/2049, U.S. Treasury Inflation Index Notes, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.875% – 4.000% due 04/30/2024 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2051 valued at $484,979,307); expected proceeds $483,550,000 (c)
	5.400%	04/11/2024	04/11/2024	475,000,000	475,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023(collateralized by a Federal Farm Credit Bank, 2.930% due 02/03/2042, Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 08/15/2046 – 12/25/2053, Federal National Mortgage Associations, 0.000% – 5.500% due 07/25/2036 – 09/25/2061, Government National Mortgage Associations, 0.000% – 7.000% due 07/15/2028 – 11/20/2053, U.S. Treasury Inflation Index Bonds, 0.750% – 2.125% due 02/15/2040 – 02/15/2045, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, U.S. Treasury Notes, 0.375% – 1.750% due 12/31/2024 – 11/15/2030, and a U.S. Treasury Strip, 0.000% due 11/15/2026, valued at $152,139,575); expected proceeds $148,087,978
	5.350%	01/02/2024	01/02/2024	148,000,000	148,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 05/01/2052 – 11/01/2052, Federal National Mortgage Associations, 2.500% – 7.000% due 05/01/2043 – 07/01/2053, and a Government National Mortgage Association, 5.000% due 07/20/2053, valued at $193,800,000); expected proceeds $190,647,003	5.330%	01/05/2024	01/05/2024	190,000,000	190,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Farm Credit Banks 5.660% due 11/24/2026, Federal Home Loan Banks, 5.640%–5.650% due 03/27/2026 – 11/6/2026, Federal Home Loan Mortgage Corporation, 6.00% due 10/16/2026, Federal National Mortgage Associations, 1.875% – 2.125% due 04/24/2026 – 09/26/2026, and Resolution Funding Strips, 0.000% due 07/15/2025 – 01/15/2030, valued at $275,419,535); expected proceeds $270,160,200	5.340%	01/02/2024	01/02/2024	$ 270,000,000	$ 270,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Farm Credit Banks, 5.540%–5.630% due 07/07/2025 – 10/6/2025, Federal Home Loan Banks, 5.545%–5.650% due 05/28/2025 – 11/20/2025, Federal Home Loan Mortgage Corporations, 0.299% – 6.395% due 12/25/2024 – 09/01/2041, a Federal National Mortgage Association, 0.500% due 06/17/2025, and Government National Mortgage Associations, 0.000% – 21.877% due 11/20/2028 – 03/16/2063, valued at $1,597,645,339); expected proceeds $1,555,619,613	5.360%	01/03/2024	01/03/2024	1,554,000,000	1,554,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 11/25/2050 – 12/25/2051, and Government National Mortgage Associations, 0.000%–7.000% due 12/20/2036 – 02/20/2073, valued at $519,120,000); expected proceeds $504,299,600	5.350%	01/02/2024	01/02/2024	504,000,000	504,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Government National Mortgage Associations, 3.500% due 09/20/2051 – 12/20/2051, and a U.S.Treasury note, 4.250% due 12/31/2024, valued at $109,701,511); expected proceeds $103,061,113	5.340%	01/02/2024	01/02/2024	103,000,000	103,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by a Federal Home Loan Mortgage Corporation, 2.500% due 10/01/2050, a Federal National Mortgage Association, 3.000% due 07/01/2052, Government National Mortgage Associations, 0.000% – 6.000% due 10/15/2027 – 08/16/2065 and a U.S. Treasury Note, 2.125% due 5/15/2025, valued at $465,342,359); expected proceeds $455,471,557	5.330%	01/05/2024	01/05/2024	455,000,000	455,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by Federal Home Loan Mortgage Corporations, 1.500% – 7.500% due 11/01/2027 – 12/01/2053, Federal National Mortgage Associations, 1.500% – 7.500% due 06/01/2025 – 11/01/2053, a Federal National Mortgage Associations Strip, 2.000% due 01/01/2051, Government National Mortgage Associations, 0.000% – 7.000% due 06/15/2031 – 03/16/2062, U.S. Treasury Bills, 0.000% due 01/25/2024 – 11/29/2024, U.S. Treasury Bonds, 1.750% – 6.875% due 08/15/2025 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 01/15/2024 – 01/15/2029, U.S. Treasury Notes, 0.125% – 5.530% due 12/31/2023 – 02/15/2032, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 02/15/2049, valued at $10,980,741,466); expected proceeds $10,771,423,117
	5.370%	01/02/2024	01/02/2024	$ 10,765,000,000	$ 10,765,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 07/01/2028 – 05/01/2058, valued at $255,000,000); expected proceeds $250,148,611	5.350%	01/02/2024	01/02/2024	250,000,000	250,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/14/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 07/01/2041 – 11/01/2053, and Federal National Mortgage Associations, 1.500% – 7.000% due 05/01/2029 – 05/01/2058, valued at $678,300,000); expected proceeds $669,842,493 (c)	5.350%	02/01/2024	02/01/2024	665,000,000	665,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 06/01/2041 – 11/01/2053, and Federal National Mortgage Associations, 1.500% – 6.500% due 08/01/2034 – 05/01/2058, valued at $357,000,000); expected proceeds $350,207,278	5.330%	01/02/2024	01/02/2024	350,000,000	350,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a Federal National Mortgage Associations Strip, 4.00% due 11/15/2052, Federal Home Loan Mortgage Corporations,1.350% – 11.589% due 9/25/2024 – 10/15/2061, Federal National Mortgage Associations, 0.000% – 7.233% due 12/25/2024 – 07/25/2059, Federal National Mortgage Associations Strips, 3.500% – 5.500% due 06/01/2033 – 10/01/2039, Government National Mortgage Associations, 0.000% – 7.000% due 05/16/2034 – 06/16/2065, valued at $2,423,041,954); expected proceeds $2,291,278,125 (c)
	5.550%	01/01/2024	04/19/2024	2,250,000,000	2,250,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.297% – 6.256% due 08/01/2028 – 02/01/2053, and Federal Home Loan Mortgage Corporations, 1.350% – 7.500% due 10/01/2026 – 03/01/2061, valued at $9,189,180,002); expected proceeds $9,014,345,340	5.340%	01/02/2024	01/02/2024	$ 9,009,000,000	$ 9,009,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/14/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 10/01/2048 – 05/01/2053, Federal National Mortgage Associations, 1.500% – 6.000% due 06/01/2033 – 10/01/2053, Government National Mortgage Associations, 4.500% – 5.000% due 07/20/2052 – 02/20/2053, a U.S. Treasury Bond, 2.250% due 08/15/2046, and a U.S. Treasury Inflation Index Note, 1.625% due 10/15/2027, valued at $382,500,001); expected proceeds $376,223,750	5.340%	01/05/2024	01/05/2024	375,000,000	375,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporation, 2.000% – 6.500% due 01/01/2028 – 07/01/2053, Federal National Mortgage Associations, 2.000% – 6.500% due 09/01/2036 – 12/01/2053, Government National Mortgage Associations, 2.500% – 6.500% due 05/20/2045 – 10/20/2053, and U.S. Treasury Note, 0.62500% – 4.3750% due 12/15/2026 – 11/15/2032, valued at $255,000,045); expected proceeds $250,148,056	5.330%	01/02/2024	01/02/2024	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.500% due 02/01/2037 – 11/01/2053, Federal National Mortgage Associations, 1.500% – 6.500% due 02/01/2033 – 12/01/2053, Government National Mortgage Associations, 2.500% – 6.000% due 09/20/2041 – 08/20/2053, U.S. Treasury Bonds, 2.500% – 4.375% due 08/15/2042 – 02/15/2045, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028 , a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and U.S. Treasury Notes, 0.250% – 4.625% due 11/30/2024 – 02/15/2033 valued at $1,009,800,000); expected proceeds $990,588,500
	5.350%	01/02/2024	01/02/2024	990,000,000	990,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 4.058% due 04/01/2045, and Federal National Mortgage Associations, 1.888% – 6.315% due 01/25/2024 – 09/01/2053, valued at $1,264,800,001); expected proceeds $1,240,737,111	5.350%	01/02/2024	01/02/2024	1,240,000,000	1,240,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 08/01/2049 – 01/01/2054, Federal National Mortgage Associations, 2.500% – 7.00% due 05/01/2048 – 10/01/2053, Government National Mortgage Associations, 2.000% – 8.000% due 07/20/2049 – 11/20/2053, U.S. Treasury Inflation Index Bonds, 0.625% – 2.375% due 01/15/2025 – 02/15/2043, and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2024 – 02/29/2028, valued at $96,900,000); expected proceeds $95,056,367	5.340%	01/02/2024	01/02/2024	$ 95,000,000	$ 95,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and Government National Mortgage Associations, 2.000% – 6.500% due 04/20/2031 – 10/20/2053, valued at $550,800,020); expected proceeds $548,715,150 (c)	5.430%	03/20/2024	03/20/2024	540,000,000	540,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.500% due 10/01/2044 – 09/01/2053, Federal National Mortgage Associations, 3.500% – 5.000% due 09/01/2046 – 02/01/2057, and Government National Mortgage Associations, 5.672% – 5.922% due 02/20/2033 – 03/20/2037, valued at $428,408,912); expected proceeds $420,440,183	5.390%	01/03/2024	01/03/2024	420,000,000	420,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.500% due 12/01/2029 – 01/01/2054, and a Federal National Mortgage Association, 6.000% due 07/01/2053, valued at $953,700,000); expected proceeds $935,981,750	5.400%	01/03/2024	01/03/2024	935,000,000	935,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Government National Mortgage Associations, 5.000% – 6.000% due 03/20/2053 – 10/20/2053, valued at $573,240,001); expected proceeds $562,334,078	5.350%	01/02/2024	01/02/2024	562,000,000	562,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 0.813% due 07/25/2049 – 11/25/2053, Government National Mortgage Associations, 0.000% – 1.642% due 04/16/2041 – 12/20/2053, valued at $110,160,000); expected proceeds $102,060,633	5.350%	01/02/2024	01/02/2024	102,000,000	102,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Farm Credit Banks, 0.530% – 5.710% due 08/26/2024 – 10/26/2035, Federal Home Loan Banks, 0.450% – 6.000% due 02/06/2024 – 03/14/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 08/23/2024 – 03/15/2031, Federal National Mortgage Associations, 0.000% – 7.190% due 07/15/2024 – 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2024– 10/15/2028, Tennessee Valley Authorities, 0.000% due 06/15/2025 – 12/15/2028, a U.S. Treasury Bill, 0.000% due 01/02/2024, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025, U.S. Treasury Notes, 0.750% – 4.125% due 12/31/2023 – 07/31/2028, and U.S. Treasury Strips, 0.000% due 05/15/2044 – 05/15/2045, valued at $153,000,014); expected proceeds $150,089,333
	5.360%	01/02/2024	01/02/2024	$ 150,000,000	$ 150,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 11/17/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 7.360% due 06/01/2025 – 12/01/2053, valued at $477,590,851); expected proceeds $471,382,513 (c)	5.430%	02/16/2024	02/16/2024	465,000,000	465,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 04/01/2025 – 01/01/2059, valued at $969,577,093); expected proceeds $950,990,111	5.360%	01/05/2024	01/05/2024	950,000,000	950,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 06/01/2024 – 01/01/2054, valued at $971,176,212); expected proceeds $966,926,097 (c)	5.390%	04/15/2024	04/15/2024	950,000,000	950,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					38,412,000,000
TREASURY REPURCHASE AGREEMENTS—23.7%
Agreement with Australia and New Zealand Banking Group, dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.000% – 4.625% due 02/29/2024 – 02/15/2044, valued at $1,310,402,693); expected proceeds $1,285,766,717	5.370%	01/02/2024	01/02/2024	1,285,000,000	1,285,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by U.S Treasury Strips, 0.000% due 08/15/2025 – 11/15/2049, valued at $550,800,039); expected proceeds $548,105,600	5.440%	01/01/2024	01/05/2024	540,000,000	540,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S Treasury Strip, 0.000% due 11/15/2049, valued at $91,800,010); expected proceeds $91,060,800	5.440%	01/01/2024	01/05/2024	90,000,000	90,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bond, 2.375% due 02/15/2042, U.S. Treasury Inflation Index Bonds, 0.750% – 1.500% due 02/15/2044 – 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2025 – 07/15/2032, and U.S. Treasury Notes, 0.500% – 4.000% due 08/31/2027 – 05/15/2030 valued at $4,610,400,186); expected proceeds $4,522,676,844	5.330%	01/02/2024	01/02/2024	$ 4,520,000,000	$ 4,520,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 0.500% due 08/31/2027, valued at $372,300,045); expected proceeds $365,214,944	5.300%	01/02/2024	01/02/2024	365,000,000	365,000,000
Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $367,538,073); expected proceeds $360,214,000	5.350%	01/02/2024	01/02/2024	360,000,000	360,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.125% – 4.750% due 05/15/2039 – 11/15/2046, and U.S. Treasury Notes, 0.625% – 3.125% due 01/31/2027 – 08/15/2032, valued at $6,203,651,111); expected proceeds $6,203,651,111	5.300%	01/02/2024	01/02/2024	6,200,000,000	6,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 04/23/2024 – 05/16/2024, a U.S. Treasury Bond, 3.875% due 05/15/2043, and U.S. Treasury Notes, 0.250% – 5.500% due 01/31/2024 – 08/15/2033, valued at $6,069,000,001); expected proceeds $5,953,530,333	5.340%	01/02/2024	01/02/2024	5,950,000,000	5,950,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 06/27/2024 – 12/26/2024, and Treasury Notes, 2.750% – 4.625% due 05/15/2025 – 09/30/2030, valued at $2,371,500,032); expected proceeds $2,326,376,917	5.330%	01/02/2024	01/02/2024	2,325,000,000	2,325,000,000
Agreement with Fixed Income Clearing Corp., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 03/31/2026 – 08/15/2033, valued at $4,593,290,543); expected proceeds $4,502,680,000	5.360%	01/02/2024	01/02/2024	4,500,000,000	4,500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by a U.S. Treasury Bond, 2.25% due 02/15/2052, U.S. Treasury Notes, 0.750% – 4.625% due 29/02/2024 – 02/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2024 – 05/15/2053, valued at $7,650,000,000); expected proceeds $7,504,458,333	5.350%	01/02/2024	01/02/2024	7,500,000,000	7,500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.125% – 6.250% due 02/29/2024 – 11/15/2053, valued at $1,222,970,757); expected proceeds $1,200,713,333	5.350%	01/02/2024	01/02/2024	1,200,000,000	1,200,000,000
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $407,875,868); expected proceeds $400,236,889	5.330%	01/02/2024	01/02/2024	$ 400,000,000	$ 400,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 12/14/2023 (collateralized by U.S. Treasury Notes, 0.625% – 0.875% due 05/15/2030 – 11/15/2030, valued at $382,500,081); expected proceeds $376,575,000 (c)	5.400%	01/11/2024	01/11/2024	375,000,000	375,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2027, valued at $86,869,900); expected proceeds $85,050,528	5.350%	01/02/2024	01/02/2024	85,000,000	85,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.750% – 4.125% due 08/15/2041 – 08/15/2053, and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2045, valued at $140,290,068); expected proceeds $137,496,010	5.350%	01/02/2024	01/02/2024	137,414,325	137,414,325
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/25/2024, U.S. Treasury Bonds, 1.750% – 4.750% due 08/15/2041 – 11/15/2053, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, and U.S. Treasury Notes, 0.625% – 4.250% due 05/31/2025 – 02/15/2029, valued at $183,600,004); expected proceeds $180,618,700	5.380%	01/05/2024	01/05/2024	180,000,000	180,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 03/14/2024 – 06/06/2024, and a U.S. Treasury Note, 4.125% due 07/31/2028, valued at $58,140,024); expected proceeds $57,033,883	5.350%	01/02/2024	01/02/2024	57,000,000	57,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					36,069,414,325
TOTAL INVESTMENTS –93.3% (d)(e)					141,980,297,651
Other Assets in Excess of Liabilities —6.7%					10,117,067,753
NET ASSETS –100.0%					$152,097,365,404
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	The rate shown is the yield-to-maturity from date of acquisition.
(c)	Illiquid security. These securities represent $5,720,000,000 or 3.8% of net assets as of December 31, 2023.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 67,498,883,326
Repurchase agreements, at value and amortized cost	74,481,414,325
Total Investments	141,980,297,651
Cash	12,180,568,292
Interest receivable — unaffiliated issuers	248,435,264
Prepaid expenses and other assets	22,837
TOTAL ASSETS	154,409,324,044
LIABILITIES
Payable for investments purchased	2,303,787,234
Advisory and administrator fee payable	6,297,329
Custody, sub-administration and transfer agent fees payable	1,726,851
Trustees’ fees and expenses payable	12,480
Professional fees payable	116,181
Printing fees payable	13,233
Accrued expenses and other liabilities	5,332
TOTAL LIABILITIES	2,311,958,640
NET ASSETS	$152,097,365,404
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	5,503,538,650
EXPENSES
Advisory and administrator fee	53,561,767
Custodian, sub-administrator and transfer agent fees	8,733,520
Trustees’ fees and expenses	858,738
Professional fees and expenses	667,989
Printing and postage fees	95,109
Insurance expense	44,109
Miscellaneous expenses	245,517
TOTAL EXPENSES	64,206,749
NET INVESTMENT INCOME (LOSS)	$5,439,331,901
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	102,385
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,439,434,286
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,439,331,901	$ 1,674,313,439
Net realized gain (loss)	102,385	14,224
Net increase (decrease) in net assets resulting from operations	5,439,434,286	1,674,327,663
CAPITAL TRANSACTIONS
Contributions	425,684,688,638	332,658,752,241
Withdrawals	(370,365,363,215)	(340,382,697,082)
Net increase (decrease) in net assets from capital transactions	55,319,325,423	(7,723,944,841)
Net increase (decrease) in net assets during the period	60,758,759,709	(6,049,617,178)
Net assets at beginning of period	91,338,605,695	97,388,222,873
NET ASSETS AT END OF PERIOD	$ 152,097,365,404	$ 91,338,605,695
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.17%	1.63%	0.01%	0.45%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$152,097,365	$91,338,606	$97,388,223	$79,611,947	$60,887,784
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.06%	1.71%	0.01%	0.39%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
17

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $74,481,414,325 and associated collateral equal to $76,038,905,014.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,027.20	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
25

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

26

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00295485

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$13,574,100,298
Receivable for fund shares sold	625,128
Receivable from Adviser	1,760
Prepaid expenses and other assets	18,353
TOTAL ASSETS	13,574,745,539
LIABILITIES
Payable for fund shares repurchased	3,170
Administration fees payable	565,259
Shareholder servicing fee payable	168,558
Distribution fees payable	46,597
Transfer agent fees payable	1,705
Registration and filing fees payable	183,837
Professional fees payable	25,496
Printing fees payable	25,769
Distribution payable	11,328,127
Accrued expenses and other liabilities	9,728
TOTAL LIABILITIES	12,358,246
NET ASSETS	$13,562,387,293
NET ASSETS CONSIST OF:
Paid-in capital	$13,562,293,437
Total distributable earnings (loss)	93,856
NET ASSETS	$13,562,387,293
Administration Class
Net Assets	$ 52,984
Shares Outstanding	52,984
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 5,082,919
Shares Outstanding	5,082,857
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 1,167,963,554
Shares Outstanding	1,167,968,897
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 518,476,249
Shares Outstanding	518,472,520
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 248,927,645
Shares Outstanding	248,931,056
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 149,393,417
Shares Outstanding	149,391,485
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 11,472,440,525
Shares Outstanding	11,472,444,402
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$602,621,494
Expenses allocated from affiliated Portfolio	(7,315,075)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	595,306,419
EXPENSES
Administration fees
Administration Class	26
Bancroft Capital Class	25
Cabrera Capital Markets Class	2,075
Institutional Class	617,550
Investment Class	146,142
Investor Class	214,589
Opportunity Class	23,607
Premier Class	5,007,457
Shareholder servicing fees
Administration Class	102
Bancroft Capital Class	15
Cabrera Capital Markets Class	1,245
Institutional Class	370,530
Investment Class	730,708
Investor Class	343,342
Opportunity Class	14,164
Distribution fees
Administration Class	26
Investment Class	292,283
Custodian fees	40,938
Trustees’ fees and expenses	20,944
Transfer agent fees	9,671
Registration and filing fees	138,464
Professional fees	60,784
Insurance expense	45,150
Miscellaneous expenses	107,563
TOTAL EXPENSES	8,187,400
Expenses waived/reimbursed by the Adviser	(1,670)
NET EXPENSES	8,185,730
NET INVESTMENT INCOME (LOSS)	$587,120,689
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	143,580
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$587,264,269
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 587,120,689	$ 200,665,257
Net realized gain (loss)	143,580	(221,565)
Net increase (decrease) in net assets resulting from operations	587,264,269	200,443,692
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2,398)	(634)
Bancroft Capital Class	(2,428)	(721)
Cabrera Capital Markets Class	(218,037)	(726)
Institutional Class	(60,126,196)	(24,647,811)
Investment Class	(13,186,433)	(5,775,321)
Investor Class	(20,375,917)	(7,382,562)
Opportunity Class	(2,339,066)	(318,732)
Premier Class	(490,737,339)	(162,523,804)
Total distributions to shareholders	(586,987,814)	(200,650,311)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,935	—
Reinvestment of distributions	78	—
Shares redeemed	(29)	—
Net increase (decrease) from capital share transactions	2,984	—
Cabrera Capital Markets Class
Shares sold	108,000,000	—
Reinvestment of distributions	32,140	716
Shares redeemed	(103,000,000)	—
Net increase (decrease) from capital share transactions	5,032,140	716
Institutional Class
Shares sold	5,286,601,606	7,597,086,274
Reinvestment of distributions	7,665,468	2,612,428
Shares redeemed	(5,790,118,199)	(6,847,263,138)
Net increase (decrease) from capital share transactions	(495,851,125)	752,435,564
Investment Class
Shares sold	801,964,395	732,327,976
Reinvestment of distributions	228,093	138,353
Shares redeemed	(650,598,904)	(649,470,394)
Net increase (decrease) from capital share transactions	151,593,584	82,995,935
Investor Class
Shares sold	4,401,898,166	10,251,895,791
Reinvestment of distributions	19,210,923	6,426,861
Shares redeemed	(4,665,663,751)	(10,303,112,429)
Net increase (decrease) from capital share transactions	(244,554,662)	(44,789,777)
Opportunity Class
Shares sold	1,020,079,479	160,599,999
Reinvestment of distributions	1,389,809	256,140
Shares redeemed	(937,483,651)	(95,500,291)
Net increase (decrease) from capital share transactions	83,985,637	65,355,848
Premier Class
Shares sold	90,077,189,462	110,731,895,295
Reinvestment of distributions	470,474,972	156,683,525
Shares redeemed	(88,482,192,379)	(113,182,581,798)
Net increase (decrease) from capital share transactions	2,065,472,055	(2,294,002,978)
Net increase (decrease) in net assets from beneficial interest transactions	1,565,680,613	(1,438,004,692)
Net increase (decrease) in net assets during the period	1,565,957,068	(1,438,211,311)
Net assets at beginning of period	11,996,430,225	13,434,641,536
NET ASSETS AT END OF PERIOD	$ 13,562,387,293	$ 11,996,430,225
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,935	—
Reinvestment of distributions	78	—
Shares redeemed	(29)	—
Net increase (decrease) from share transactions	2,984	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Cabrera Capital Markets Class
Shares sold	108,000,000	—
Reinvestment of distributions	32,140	716
Shares redeemed	(103,000,000)	—
Net increase (decrease) from share transactions	5,032,140	716
Institutional Class
Shares sold	5,286,601,606	7,597,086,274
Reinvestment of distributions	7,665,468	2,612,428
Shares redeemed	(5,790,118,199)	(6,847,263,138)
Net increase (decrease) from share transactions	(495,851,125)	752,435,564
Investment Class
Shares sold	801,964,395	732,327,976
Reinvestment of distributions	228,093	138,353
Shares redeemed	(650,598,904)	(649,470,394)
Net increase (decrease) from share transactions	151,593,584	82,995,935
Investor Class
Shares sold	4,401,898,166	10,251,895,791
Reinvestment of distributions	19,210,923	6,426,861
Shares redeemed	(4,665,663,751)	(10,303,112,429)
Net increase (decrease) from share transactions	(244,554,662)	(44,789,777)
Opportunity Class
Shares sold	1,020,079,479	160,599,999
Reinvestment of distributions	1,389,809	256,140
Shares redeemed	(937,483,651)	(95,500,291)
Net increase (decrease) from share transactions	83,985,637	65,355,848
Premier Class
Shares sold	90,077,189,462	110,731,895,295
Reinvestment of distributions	470,474,972	156,683,525
Shares redeemed	(88,482,192,379)	(113,182,581,798)
Net increase (decrease) from share transactions	2,065,472,055	(2,294,002,978)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0464	0.0127	0.0009	0.0029	0.0184
Net realized gain (loss)	0.0000(b)	(0.0002)	(0.0007)	(0.0001)	0.0000(b)
Total from investment operations	0.0464	0.0125	0.0002	0.0028	0.0184
Distributions to shareholders from:
Net investment income	(0.0464)	(0.0125)	(0.0001)	(0.0028)	(0.0184)
Net realized gains	—	—	(0.0001)	—	—
Total distributions	(0.0464)	(0.0125)	(0.0002)	(0.0028)	(0.0184)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.74%	1.26%	0.00%(d)	0.28%	1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 53	$ 50	$ 50	$ 325	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.37%	0.37%	0.37%
Net expenses	0.36%	0.30%	0.07%	0.18%	0.37%
Net investment income (loss)	4.65%	1.27%	0.01%	0.07%	1.84%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0144	0.0001
Net realized gain (loss)	0.0000(b)	(0.0002)	0.0001
Total from investment operations	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.86%	1.44%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0145	0.0001
Net realized gain (loss)	0.0000(b)	(0.0003)	0.0001
Total from investment operations	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,083	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.24%	1.45%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0152	0.0001	0.0038	0.0205
Net realized gain (loss)	0.0000(b)	(0.0010)	0.0001	—	0.0000(b)
Total from investment operations	0.0486	0.0142	0.0002	0.0038	0.0205
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0142)	(0.0001)	(0.0038)	(0.0205)
Net realized gains	—	—	(0.0001)	—	—
Total distributions	(0.0486)	(0.0142)	(0.0002)	(0.0038)	(0.0205)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.97%	1.42%	0.01%	0.38%	2.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,167,964	$1,663,786	$911,380	$244,039	$ 23,628
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.06%	0.14%	0.15%
Net investment income (loss)	4.86%	1.52%	0.01%	0.12%	1.86%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0454	0.0126	0.0000	0.0027	0.0175
Net realized gain (loss)	0.0000(b)	(0.0008)	0.0002	0.0001	0.0000(b)
Total from investment operations	0.0454	0.0118	0.0002	0.0028	0.0175
Distributions to shareholders from:
Net investment income	(0.0454)	(0.0118)	(0.0001)	(0.0027)	(0.0175)
Net realized gains	—	—	(0.0001)	(0.0001)	—
Total distributions	(0.0454)	(0.0118)	(0.0002)	(0.0028)	(0.0175)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.63%	1.18%	0.01%	0.27%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$518,476	$366,876	$283,888	$479,954	$408,230
Ratios to Average Net Assets:
Total expenses	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.41%	0.06%	0.26%	0.46%
Net investment income (loss)	4.50%	1.26%	0.01%	0.21%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0481	0.0130	0.0001	0.0035	0.0200
Net realized gain (loss)	0.0000(b)	0.0008	0.0001	—	0.0000(b)
Total from investment operations	0.0481	0.0138	0.0002	0.0035	0.0200
Distributions to shareholders from:
Net investment income	(0.0481)	(0.0138)	(0.0001)	(0.0035)	(0.0200)
Net realized gains	—	—	(0.0001)	—	—
Total distributions	(0.0481)	(0.0138)	(0.0002)	(0.0035)	(0.0200)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.91%	1.38%	0.01%	0.35%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$248,928	$493,478	$538,275	$555,517	$131,075
Ratios to Average Net Assets:
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.17%	0.06%	0.17%	0.20%
Net investment income (loss)	4.73%	1.30%	0.01%	0.17%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0486	0.0252	0.0001
Net realized gain (loss)	0.0000(b)	(0.0110)	0.0001
Total from investment operations	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,393	$ 65,406	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.15%	0.05%(e)
Net investment income (loss)	4.94%	2.52%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0489	0.0139	0.0000	0.0040	0.0208
Net realized gain (loss)	0.0000(b)	0.0005	0.0002	0.0001	0.0000(b)
Total from investment operations	0.0489	0.0144	0.0002	0.0041	0.0208
Distributions to shareholders from:
Net investment income	(0.0489)	(0.0144)	(0.0001)	(0.0040)	(0.0208)
Net realized gains	—	—	(0.0001)	(0.0001)	—
Total distributions	(0.0489)	(0.0144)	(0.0002)	(0.0041)	(0.0208)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.00%	1.45%	0.01%	0.40%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,472,441	$9,406,734	$11,700,899	$14,707,995	$11,812,916
Ratios to Average Net Assets:
Total expenses	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.06%	0.12%	0.12%
Net investment income (loss)	4.89%	1.39%	0.01%	0.33%	2.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.42% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the year ended December 31, 2023, the Adviser contractually waived fees in the amount of $1,670.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020,
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$10,134,247
12/31/2025	$ 1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2023, the Fund's Administration Class shares and Investment Class shares paid $26 and $292,283, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2023, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $102, $15, $1,245, $370,530, $730,708, $343,342 and $14,164, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$586,987,814	$—	$586,987,814
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 200,650,311	$ —	$ 200,650,311
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$171,841	$(77,985)	$—	$—	$93,856
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Money Market Fund	$77,985	$—
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.35%	$1,025.40	$1.79	$1,023.40	$1.79
Bancroft Capital Class	0.14	1,026.50	0.72	1,024.50	0.71
Cabrera Capital Markets Class	0.14	1,026.50	0.72	1,024.50	0.71
Institutional Class	0.14	1,026.50	0.72	1,024.50	0.71
Investment Class	0.46	1,024.90	2.35	1,022.90	2.35
Investor Class	0.19	1,026.20	0.97	1,024.20	0.97
Opportunity Class	0.14	1,026.50	0.72	1,024.50	0.71
Premier Class	0.11	1,026.70	0.56	1,024.70	0.56
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

24

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2023
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Debt	102.3%
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	54.3%
31 to 60 Days	17.8
61 to 90 Days	4.1
Over 90 Days	26.1
Total	102.3%
Average days to maturity	46
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.3%
U.S. Treasury Bills (a)	4.835%	11/29/2024	11/29/2024	$ 75,000,000	$ 71,655,792
U.S. Treasury Bills (a)	5.075%	08/08/2024	08/08/2024	125,500,000	121,619,773
U.S. Treasury Bills (a)	5.100%	06/27/2024	06/27/2024	97,500,000	95,057,277
U.S. Treasury Bills (a)	5.116%	09/05/2024	09/05/2024	56,900,000	54,902,426
U.S. Treasury Bills (a)	5.123%	10/31/2024	10/31/2024	45,000,000	43,059,853
U.S. Treasury Bills (a)	5.128%	06/20/2024	06/20/2024	100,000,000	97,577,746
U.S. Treasury Bills (a)	5.130%	07/11/2024	07/11/2024	56,400,000	54,865,062
U.S. Treasury Bills (a)	5.162%	06/13/2024	06/13/2024	150,000,000	146,477,264
U.S. Treasury Bills (a)	5.165%	06/06/2024	06/06/2024	100,000,000	97,758,768
U.S. Treasury Bills (a)	5.180%	10/03/2024	10/03/2024	130,700,000	125,515,134
U.S. Treasury Bills (a)	5.203%	05/23/2024	05/23/2024	225,000,000	220,374,883
U.S. Treasury Bills (a)	5.210%	04/30/2024	04/30/2024	243,000,000	238,811,745
U.S. Treasury Bills (a)	5.220%	04/23/2024	04/23/2024	75,000,000	73,782,000
U.S. Treasury Bills (a)	5.230%	04/09/2024	04/09/2024	135,000,000	133,075,844
U.S. Treasury Bills (a)	5.240%	05/30/2024	05/30/2024	75,000,000	73,373,417
U.S. Treasury Bills (a)	5.253%	05/09/2024	05/09/2024	75,200,000	73,795,531
U.S. Treasury Bills (a)	5.257%	01/04/2024	01/04/2024	1,355,328,000	1,354,932,185
U.S. Treasury Bills (a)	5.260%	03/14/2024	03/14/2024	115,000,000	113,789,895
U.S. Treasury Bills (a)	5.260%	03/21/2024	03/21/2024	100,000,000	98,845,722
U.S. Treasury Bills (a)	5.260%	03/26/2024	03/26/2024	100,000,000	98,772,667
U.S. Treasury Bills (a)	5.268%	02/08/2024	02/08/2024	615,300,000	611,969,114
U.S. Treasury Bills (a)	5.270%	01/11/2024	01/11/2024	1,233,900,000	1,232,274,442
U.S. Treasury Bills (a)	5.270%	01/25/2024	01/25/2024	314,100,000	313,039,669
U.S. Treasury Bills (a)	5.270%	02/20/2024	02/20/2024	175,000,000	173,744,715
U.S. Treasury Bills (a)	5.270%	05/16/2024	05/16/2024	150,000,000	147,037,903
U.S. Treasury Bills (a)	5.273%	02/01/2024	02/01/2024	192,700,000	191,847,578
U.S. Treasury Bills (a)	5.275%	02/06/2024	02/06/2024	250,000,000	248,720,312
U.S. Treasury Bills (a)	5.285%	02/27/2024	02/27/2024	150,000,000	148,766,833
U.S. Treasury Bills (a)	5.290%	02/15/2024	02/15/2024	350,000,000	347,738,278
U.S. Treasury Bills (a)	5.290%	02/22/2024	02/22/2024	450,000,000	446,633,292
U.S. Treasury Bills (a)	5.300%	03/07/2024	03/07/2024	156,400,000	154,912,367
U.S. Treasury Bills (a)	5.306%	03/28/2024	03/28/2024	120,400,000	118,873,454
U.S. Treasury Bills (a)	5.318%	05/02/2024	05/02/2024	125,000,000	122,765,071
U.S. Treasury Bills (a)	5.325%	01/23/2024	01/23/2024	901,200,000	898,428,545
U.S. Treasury Bills (a)	5.325%	04/25/2024	04/25/2024	185,000,000	181,880,438
U.S. Treasury Bills (a)	5.326%	01/02/2024	01/02/2024	393,100,000	393,100,000
U.S. Treasury Bills (a)	5.330%	01/16/2024	01/16/2024	1,036,200,000	1,034,077,353
U.S. Treasury Bills (a)	5.332%	01/09/2024	01/09/2024	1,242,500,000	1,241,225,542
U.S. Treasury Bills (a)	5.338%	04/04/2024	04/04/2024	59,800,000	58,975,252
U.S. Treasury Bills (a)	5.338%	04/18/2024	04/18/2024	50,000,000	49,206,788
U.S. Treasury Bills (a)	5.343%	01/30/2024	01/30/2024	554,840,000	552,550,091
U.S. Treasury Bills (a)	5.348%	01/18/2024	01/18/2024	701,300,000	699,656,669
U.S. Treasury Bills (a)	5.351%	02/29/2024	02/29/2024	158,000,000	156,649,534
U.S. Treasury Bills (a)	5.363%	02/13/2024	02/13/2024	200,500,000	199,260,973
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (b)	5.256%	12/30/2023	04/30/2024	756,650,000	756,516,996
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (b)	5.316%	12/30/2023	01/31/2024	21,750,000	21,750,610
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (b)	5.368%	12/30/2023	07/31/2024	289,700,000	289,691,869
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (b)	5.471%	12/30/2023	10/31/2024	225,950,000	225,894,113
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	5.501%	12/30/2023	10/31/2025	79,206,000	79,142,557
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	5.531%	12/30/2023	01/31/2025	$ 71,000,000	$ 71,000,000
TOTAL INVESTMENTS –102.3% (c)(d)					14,555,373,342
Liabilities in Excess of Other Assets —(2.3)%					(329,137,596)
NET ASSETS –100.0%					$ 14,226,235,746
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$14,555,373,342
Cash	195,001,205
Interest receivable — unaffiliated issuers	13,752,743
Prepaid expenses and other assets	2,512
TOTAL ASSETS	14,764,129,802
LIABILITIES
Payable for investments purchased	536,957,329
Advisory and administrator fee payable	620,748
Custody, sub-administration and transfer agent fees payable	239,260
Trustees’ fees and expenses payable	1,756
Professional fees payable	49,470
Printing fees payable	5,945
Accrued expenses and other liabilities	19,548
TOTAL LIABILITIES	537,894,056
NET ASSETS	$14,226,235,746
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$636,346,190
EXPENSES
Advisory and administrator fee	6,349,102
Custodian, sub-administrator and transfer agent fees	1,057,974
Trustees’ fees and expenses	131,793
Professional fees	114,412
Insurance expense	5,885
Miscellaneous expenses	67,073
TOTAL EXPENSES	7,726,239
NET INVESTMENT INCOME (LOSS)	$628,619,951
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	154,552
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$628,774,503
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 628,619,951	$ 220,177,539
Net realized gain (loss)	154,552	(233,704)
Net increase (decrease) in net assets resulting from operations	628,774,503	219,943,835
CAPITAL TRANSACTIONS
Contributions	33,503,258,052	38,227,888,329
Withdrawals	(32,584,705,766)	(39,829,794,938)
Net increase (decrease) in net assets from capital transactions	918,552,286	(1,601,906,609)
Net increase (decrease) in net assets during the period	1,547,326,789	(1,381,962,774)
Net assets at beginning of period	12,678,908,957	14,060,871,731
NET ASSETS AT END OF PERIOD	$ 14,226,235,746	$ 12,678,908,957
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.10%	1.49%	0.00%(b)	0.48%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,226,236	$12,678,909	$14,060,872	$16,771,503	$12,816,642
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.06%	0.07%
Net investment income (loss)	4.94%	1.46%	0.00%(b)	0.38%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,027.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$42,669,541,941
Receivable from Adviser	745
Prepaid expenses and other assets	42,098
TOTAL ASSETS	42,669,584,784
LIABILITIES
Payable for fund shares repurchased	6,853,103
Administration fees payable	1,869,251
Shareholder servicing fee payable	471,287
Distribution fees payable	1,521
Transfer agent fees payable	5,227
Registration and filing fees payable	640,521
Professional fees payable	30,174
Printing fees payable	19,869
Distribution payable	35,618,652
Accrued expenses and other liabilities	2,228
TOTAL LIABILITIES	45,511,833
NET ASSETS	$42,624,072,951
NET ASSETS CONSIST OF:
Paid-in capital	$42,625,033,576
Total distributable earnings (loss)	(960,625)
NET ASSETS	$42,624,072,951
Administration Class
Net Assets	$ 3,317,498
Shares Outstanding	3,317,552
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 49,998
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 157,695,763
Shares Outstanding	157,695,800
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 56,797,503
Shares Outstanding	56,797,835
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 3,278,846,963
Shares Outstanding	3,278,937,523
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 14,534,320
Shares Outstanding	14,535,014
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 3,073,226,087
Shares Outstanding	3,073,313,234
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 195,259,019
Shares Outstanding	195,259,777
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$33,902,018,288
Shares Outstanding	33,903,089,096
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
December 31, 2023

Trust Class
Net Assets	$ 1,942,327,512
Shares Outstanding	1,942,504,508
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	1,665,265,402
Expenses allocated from affiliated Portfolio	(19,653,032)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,645,612,370
EXPENSES
Administration fees
Administration Class	2,344
Bancroft Capital Class	26
Blaylock Van Class	35,547
Cabrera Capital Markets Class	48,449
Institutional Class	1,332,579
Investment Class	7,008
Investor Class	1,418,257
Opportunity Class	45,370
Premier Class	12,163,613
Trust Class	1,289,989
Shareholder servicing fees
Administration Class	9,375
Bancroft Capital Class	15
Blaylock Van Class	21,329
Cabrera Capital Markets Class	29,069
Institutional Class	799,548
Investment Class	35,040
Investor Class	2,269,211
Opportunity Class	27,222
Trust Class	1,444,788
Distribution fees
Administration Class	2,344
Investment Class	14,016
Custodian fees	48,312
Trustees’ fees and expenses	20,945
Transfer agent fees	11,978
Registration and filing fees	143,239
Professional fees	118,019
Printing and postage fees	28,157
Insurance expense	106,055
Miscellaneous expenses	203,956
TOTAL EXPENSES	21,675,800
Expenses waived/reimbursed by the Adviser	(9,880)
NET EXPENSES	21,665,920
NET INVESTMENT INCOME (LOSS)	$1,623,946,450
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	1,503
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,623,947,953
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,623,946,450	$ 614,109,251
Net realized gain (loss)	1,503	(851,701)
Net increase (decrease) in net assets resulting from operations	1,623,947,953	613,257,550
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(218,248)	(2,910)
Bancroft Capital Class	(2,458)	(799)
Blaylock Van Class	(3,625,111)	(8,030)
Cabrera Capital Markets Class	(5,003,393)	(804)
Institutional Class	(133,430,027)	(29,028,428)
Investment Class	(647,522)	(178,816)
Investor Class	(140,687,316)	(53,743,746)
Opportunity Class	(4,673,452)	(501,672)
Premier Class	(1,210,253,648)	(472,247,436)
Trust Class	(124,338,527)	(59,588,072)
Total distributions to shareholders	(1,622,879,702)	(615,300,713)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	62,966,087	1,016,254
Reinvestment of distributions	208,385	1,617
Shares redeemed	(60,899,509)	(25,282)
Net increase (decrease) from capital share transactions	2,274,963	992,589
Blaylock Van Class
Shares sold	3,268,646,999	—
Reinvestment of distributions	1,670,932	7,916
Shares redeemed	(3,113,130,058)	—
Net increase (decrease) from capital share transactions	157,187,873	7,916
Cabrera Capital Markets Class
Shares sold	1,351,125,000	—
Reinvestment of distributions	4,884,480	793
Shares redeemed	(1,299,262,440)	—
Net increase (decrease) from capital share transactions	56,747,040	793
Institutional Class
Shares sold	19,881,890,347	12,950,689,578
Reinvestment of distributions	60,667,162	9,906,054
Shares redeemed	(18,786,245,285)	(11,115,996,559)
Net increase (decrease) from capital share transactions	1,156,312,224	1,844,599,073
Investment Class
Shares sold	41,587,428	27,207,416
Reinvestment of distributions	123,031	36,611
Shares redeemed	(40,560,102)	(37,553,379)
Net increase (decrease) from capital share transactions	1,150,357	(10,309,352)
Investor Class
Shares sold	60,583,016,783	44,496,827,680
Reinvestment of distributions	114,644,986	47,529,827
Shares redeemed	(62,874,937,418)	(41,786,077,115)
Net increase (decrease) from capital share transactions	(2,177,275,649)	2,758,280,392
Opportunity Class
Shares sold	1,194,752,543	522,235,832
Reinvestment of distributions	4,619,142	449,356
Shares redeemed	(1,018,839,707)	(508,007,389)
Net increase (decrease) from capital share transactions	180,531,978	14,677,799
Premier Class
Shares sold	323,788,092,815	352,559,376,754
Reinvestment of distributions	1,064,051,333	415,322,507
Shares redeemed	(317,189,097,210)	(343,679,026,461)
Net increase (decrease) from capital share transactions	7,663,046,938	9,295,672,800
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/23	Year Ended 12/31/22
Trust Class
Shares sold	23,203,253,199	$ 28,376,685,142
Reinvestment of distributions	116,777,506	53,328,426
Shares redeemed	(25,143,801,600)	(28,230,256,356)
Net increase (decrease) from capital share transactions	(1,823,770,895)	199,757,212
Net increase (decrease) in net assets from beneficial interest transactions	5,216,204,829	14,103,679,222
Net increase (decrease) in net assets during the period	5,217,273,080	14,101,636,059
Net assets at beginning of period	37,406,799,871	23,305,163,812
NET ASSETS AT END OF PERIOD	$ 42,624,072,951	$ 37,406,799,871
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	62,966,087	1,016,254
Reinvestment of distributions	208,385	1,617
Shares redeemed	(60,899,509)	(25,282)
Net increase (decrease) from share transactions	2,274,963	992,589
Blaylock Van Class
Shares sold	3,268,646,999	—
Reinvestment of distributions	1,670,932	7,916
Shares redeemed	(3,113,130,058)	—
Net increase (decrease) from share transactions	157,187,873	7,916
Cabrera Capital Markets Class
Shares sold	1,351,125,000	—
Reinvestment of distributions	4,884,480	793
Shares redeemed	(1,299,262,440)	—
Net increase (decrease) from share transactions	56,747,040	793
Institutional Class
Shares sold	19,881,890,347	12,950,689,578
Reinvestment of distributions	60,667,162	9,906,054
Shares redeemed	(18,786,245,285)	(11,115,996,559)
Net increase (decrease) from share transactions	1,156,312,224	1,844,599,073
Investment Class
Shares sold	41,587,428	27,207,416
Reinvestment of distributions	123,031	36,611
Shares redeemed	(40,560,102)	(37,553,379)
Net increase (decrease) from share transactions	1,150,357	(10,309,352)
Investor Class
Shares sold	60,583,016,783	44,496,827,679
Reinvestment of distributions	114,644,986	47,529,827
Shares redeemed	(62,874,937,418)	(41,786,077,115)
Net increase (decrease) from share transactions	(2,177,275,649)	2,758,280,391
Opportunity Class
Shares sold	1,194,752,543	522,235,832
Reinvestment of distributions	4,619,142	449,356
Shares redeemed	(1,018,839,707)	(508,007,389)
Net increase (decrease) from share transactions	180,531,978	14,677,799
Premier Class
Shares sold	323,788,092,815	352,559,376,754
Reinvestment of distributions	1,064,051,333	415,322,507
Shares redeemed	(317,189,097,210)	(343,679,026,461)
Net increase (decrease) from share transactions	7,663,046,938	9,295,672,800
Trust Class
Shares sold	23,203,253,199	28,376,685,142
Reinvestment of distributions	116,777,506	53,328,426
Shares redeemed	(25,143,801,600)	(28,230,256,356)
Net increase (decrease) from share transactions	(1,823,770,895)	199,757,212
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0470	0.0140	0.0001	0.0027	0.0185
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0470	0.0140	0.0001	0.0027	0.0185
Distributions to shareholders from:
Net investment income	(0.0470)	(0.0140)	(0.0001)	(0.0027)	(0.0185)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.80%	1.41%	0.00%(d)	0.27%	1.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,317	$ 1,043	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%	0.37%	0.37%	0.36%	0.37%
Net expenses	0.36%	0.34%	0.07%	0.25%	0.37%
Net investment income (loss)	4.64%	2.82%	0.00%(d)	0.27%	1.85%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.92%	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$157,696	$ 508	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.09%	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0158	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 56,798	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.13%(e)
Net expenses	0.14%	0.13%	0.04%(e)
Net investment income (loss)	5.15%	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0157	0.0001	0.0037	0.0207
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0492	0.0157	0.0001	0.0037	0.0207
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0157)	(0.0001)	(0.0037)	(0.0207)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.02%	0.37%	2.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,278,847	$2,122,508	$278,027	$ 90,569	$468,721
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.15%	0.06%	0.15%	0.15%
Net investment income (loss)	5.00%	2.57%	0.02%	0.34%	2.09%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0460	0.0133	0.0001	0.0025	0.0180
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0460	0.0133	0.0001	0.0025	0.0180
Distributions to shareholders from:
Net investment income	(0.0460)	(0.0133)	(0.0001)	(0.0025)	(0.0180)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.70%	1.33%	0.01%	0.25%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 14,534	$ 13,378	$ 23,688	$ 42,358	$ 52,086
Ratios to Average Net Assets:
Total expenses	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%	0.36%	0.07%	0.29%	0.46%
Net investment income (loss)	4.61%	1.10%	0.00%(d)	0.27%	1.78%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0487	0.0153	0.0001	0.0034	0.0202
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0487	0.0153	0.0001	0.0034	0.0202
Distributions to shareholders from:
Net investment income	(0.0487)	(0.0153)	(0.0001)	(0.0034)	(0.0202)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	4.98%	1.54%	0.01%	0.34%	2.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,073,226	$5,250,351	$2,492,307	$546,563	$230,017
Ratios to Average Net Assets:
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.07%	0.18%	0.20%
Net investment income (loss)	4.95%	2.13%	0.01%	0.31%	2.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$195,259	$ 14,727	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.15%	0.04%(e)
Net investment income (loss)	5.14%	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0495	0.0160	0.0001	0.0040	0.0210
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0495	0.0160	0.0001	0.0040	0.0210
Distributions to shareholders from:
Net investment income	(0.0495)	(0.0160)	(0.0001)	(0.0040)	(0.0210)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.06%	1.61%	0.02%	0.40%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,902,018	$26,238,411	$16,944,237	$20,004,414	$14,672,348
Ratios to Average Net Assets:
Total expenses	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.06%	0.12%	0.12%
Net investment income (loss)	4.96%	1.83%	0.02%	0.33%	2.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0489	0.0155	0.0001	0.0036	0.0204
Net realized gain (loss)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0489	0.0155	0.0001	0.0036	0.0204
Distributions to shareholders from:
Net investment income	(0.0489)	(0.0155)	(0.0001)	(0.0036)	(0.0204)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.00%	1.56%	0.01%	0.36%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,942,328	$3,765,775	$3,566,204	$4,609,983	$4,185,964
Ratios to Average Net Assets:
Total expenses	0.17%	0.17%	0.17%	0.18%	0.18%
Net expenses	0.17%	0.16%	0.07%	0.16%	0.18%
Net investment income (loss)	4.81%	1.61%	0.01%	0.33%	2.05%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.53% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the fiscal year ended December 31, 2023, the Adviser contractually waived fees in the amount of $9,880.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$13,835,326
12/31/2025	$ 1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2023, the Fund's Administration Class shares and Investment Class shares paid $2,344 and $14,016, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Market Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2023, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $9,375, $15, $21,329, $29,069, $799,548, $35,040, $2,269,211, $27,222 and $1,444,788, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$1,622,879,702	$—	$1,622,879,702
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 615,300,713	$ —	$ 615,300,713
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$—	$(850,198)	$—	$—	$(850,198)
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$850,198	$—
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.36%	$1,025.50	$1.84	$1,023.40	$1.84
Bancroft Capital Class	0.14	1,026.60	0.72	1,024.50	0.71
Blaylock Van Class	0.14	1,026.60	0.72	1,024.50	0.71
Cabrera Capital Markets Class	0.14	1,026.60	0.72	1,024.50	0.71
Institutional Class	0.14	1,026.60	0.72	1,024.50	0.71
Investment Class	0.46	1,025.00	2.35	1,022.90	2.35
Investor Class	0.19	1,026.40	0.97	1,024.20	0.97
Opportunity Class	0.14	1,026.60	0.72	1,024.50	0.71
Premier Class	0.11	1,026.80	0.56	1,024.70	0.56
Trust Class	0.17	1,026.50	0.87	1,024.30	0.87
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

27

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Repurchase Agreements	51.8%
Treasury Debt	45.2
Other Assets in Excess of Liabilities	3.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	59.7%
31 to 60 Days	6.1
61 to 90 Days	6.1
Over 90 Days	26.2
Total	98.1%
Average days to maturity	44
Weighted average life	57
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—45.2%
U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	$ 245,750,000	$ 234,792,144
U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	361,300,000	350,129,227
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	301,250,000	293,702,530
U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	187,700,000	181,110,457
U.S. Treasury Bills	5.123%	10/31/2024	10/31/2024	576,200,000	551,416,580
U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	450,000,000	439,099,856
U.S. Treasury Bills	5.130%	07/11/2024	07/11/2024	119,800,000	116,539,619
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	675,200,000	659,352,020
U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	425,100,000	408,236,294
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	1,000,000,000	979,443,922
U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	981,400,000	964,486,800
U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	500,000,000	491,880,000
U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	307,000,000	302,624,341
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	725,000,000	709,276,362
U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	698,000,000	688,753,988
U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	203,400,000	199,601,211
U.S. Treasury Bills	5.256%	03/19/2024	03/19/2024	418,000,000	413,300,933
U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	611,970,000	611,789,827
U.S. Treasury Bills	5.260%	03/14/2024	03/14/2024	278,200,000	275,272,609
U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	500,000,000	493,863,333
U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	910,000,000	905,065,156
U.S. Treasury Bills	5.270%	01/11/2024	01/11/2024	793,800,000	792,745,995
U.S. Treasury Bills	5.270%	01/25/2024	01/25/2024	54,800,000	54,615,571
U.S. Treasury Bills	5.270%	05/16/2024	05/16/2024	374,500,000	367,104,639
U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	915,500,000	911,444,533
U.S. Treasury Bills	5.285%	03/12/2024	03/12/2024	310,000,000	306,814,320
U.S. Treasury Bills	5.290%	02/22/2024	02/22/2024	350,000,000	347,386,958
U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	186,000,000	184,220,083
U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	402,800,000	397,692,911
U.S. Treasury Bills	5.315%	04/11/2024	04/11/2024	400,000,000	394,098,889
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	775,000,000	761,143,441
U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	596,900,000	595,059,004
U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	988,500,000	988,500,000
U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	118,900,000	118,653,625
U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	800,300,000	799,475,875
U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	203,200,000	200,397,512
U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	406,600,000	404,909,477
U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	174,000,000	172,500,602
U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	400,000,000	397,497,399
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (a)	5.256%	12/30/2023	04/30/2024	1,355,200,000	1,354,958,874
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (a)	5.316%	12/30/2023	01/31/2024	9,700,000	9,700,272
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.368%	12/30/2023	07/31/2024	400,000,000	399,873,742
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.471%	12/30/2023	10/31/2024	177,420,000	177,376,121
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.501%	12/30/2023	10/31/2025	298,902,000	298,686,912
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.531%	12/30/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					20,840,443,964
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—51.8%
Agreement with Australia and New Zealand Banking Group, dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.625% – 5.375% due 02/29/2024 – 02/15/2044, valued at $453,376,847); expected proceeds $445,265,517	5.370%	01/02/2024	01/02/2024	$ 445,000,000	$ 445,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by U.S. Treasury Notes, 1.875% – 2.750% due 02/28/2027 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 02/15/2027 – 11/15/2053, valued at $153,000,015); expected proceeds $152,251,556	5.440%	01/01/2024	01/05/2024	150,000,000	150,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S. Treasury Strips, 0.000% due 11/15/2053, valued at $25,500,022); expected proceeds $25,294,667	5.440%	01/01/2024	01/05/2024	25,000,000	25,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 11/03/2023 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2026 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $510,000,000); expected proceeds $509,024,167 (b)	5.460%	01/01/2024	03/01/2024	500,000,000	500,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $26,520,000); expected proceeds $26,015,340	5.310%	01/02/2024	01/02/2024	26,000,000	26,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by, U.S. Treasury Bills, 0.000% due 01/02/2024 – 04/25/2024, U.S. Treasury Bonds, 4.375% – 4.625% due 11/15/2039 – 02/15/2040, and U.S Treasury Notes, 0.250% – 4.625% due 06/30/2025 – 04/30/2030, valued at $1,861,500,187); expected proceeds $1,826,066,234	5.330%	01/02/2024	01/02/2024	1,825,000,000	1,825,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2024 – 12/26/2024, valued at $117,300,085); expected proceeds $115,067,722	5.300%	01/02/2024	01/02/2024	115,000,000	115,000,000
Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 3.875% due 11/30/2029, valued at $122,403,680); expected proceeds $120,071,333	5.350%	01/02/2024	01/02/2024	120,000,000	120,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2024, U.S. Treasury Bonds, 3.375% – 3.625% due 05/15/2044 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% – 2.375% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.500% due 04/15/2024 – 07/15/2029, U.S. Treasury Notes, 0.250% – 4,375% due 12/31/2024 – 12/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 05/15/2046, valued at $510,000,028); expected proceeds $508,983,333 (b)	5.390%	04/11/2024	04/11/2024	500,000,000	500,000,000
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.125% – 3.125% due 06/30/2024 – 08/31/2029, valued at $663,000,061); expected proceeds $650,384,944	5.330%	01/02/2024	01/02/2024	$ 650,000,000	$ 650,000,000
Agreement with Deutsche Bank Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2024 – 11/15/2033, valued at $719,100,000,); expected proceeds $705,419,083	5.350%	01/02/2024	01/02/2024	705,000,000	705,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 11/15/2027 – 02/15/2030, valued at $9,305,476,712); expected proceeds $9,305,476,667	5.300%	01/02/2024	01/02/2024	9,300,000,000	9,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2024, and U.S. Treasury Notes, 0.375% – 5.456% due 01/31/2024 – 11/30/2028, valued at $2,091,000,074); expected proceeds $2,051,216,333	5.340%	01/02/2024	01/02/2024	2,050,000,000	2,050,000,000
Agreement with Fixed Income Clearing Corp., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.500% – 3.875% due 08/15/2025 – 05/15/2043, valued at $1,532,224,168); expected proceeds $1,500,893,333	5.360%	01/02/2024	01/02/2024	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corporation and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 06/27/2024, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 1/15/2031 – 07/15/2032, valued at $816,000,084); expected proceeds $800,473,778	5.330%	01/02/2024	01/02/2024	800,000,000	800,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 06/27/2024 , U.S. Treasury Bonds, 1.125% – 3.875% due 05/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.6250% due 01/15/2024 – 01/15/2031, and U.S. Treasury Notes, 1.000% – 4.875% due 02/15/2024 – 02/15/2031, valued at $102,000,034); expected proceeds $100,105,000	5.400%	01/04/2024	01/04/2024	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various U.S. Treasury Bonds, 1.125% – 4.750% due 05/15/2040 – 11/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 04/15/2027, and U.S. Treasury Notes, 0.250% – 4.500% due 09/30/2025 – 08/15/2032, valued at $102,000,039); expected proceeds $100,059,111	5.320%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 000% due 05/23/2024, and a U.S. Treasury Bond, 4.375% due 02/15/2038, valued at $102,000,090); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 02/29/2024, and U.S. Treasury Notes, 0.375% – 6.500%, due 03/31/2024 – 08/15/2043, valued at $1,277,211,620); expected proceeds $1,252,243,947	5.350%	01/02/2024	01/02/2024	$ 1,251,500,000	$ 1,251,500,000
Agreement with National Australia Bank, Ltd., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $102,155,303); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 12/14/2023 (collateralized by U.S. Treasury Notes, 0.6250% –0.8750% due 05/15/2030 – 11/15/2030, valued at $127,500,009); expected proceeds $125,074,028 (b)	5.400%	01/11/2024	01/11/2024	125,000,000	125,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $122,686,929); expected proceeds $121,224,518	5.350%	01/02/2024	01/02/2024	121,152,500	121,152,500
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2035, valued at $57,908,615); expected proceeds $57,146,450	5.350%	01/02/2024	01/02/2024	57,112,500	57,112,500
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by U.S. Treasury Bonds, 1.625% – 2.875% due 02/15/2045 – 11/15/2051, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% due 7/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 5.531% due 02/15/2024 – 11/15/2029, valued at $61,200,019); expected proceeds $60,206,233	5.380%	01/05/2024	01/05/2024	60,000,000	60,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 4.750% due 11/15/2039 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 2.3750% due 10/15/2028 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 4.375% due 05/15/2024 – 11/15/2032, valued at $1,020,000,044); expected proceeds $1,000,592,222	5.330%	01/02/2024	01/02/2024	1,000,000,000	1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 2.875% due 05/15/2043 – 05/15/2050, valued at $168,300,035); expected proceeds $167,662,963 (b)	5.430%	03/20/2024	03/20/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by U.S. Treasury Bonds, 2.875% – 5.390% due 05/15/2043 – 08/15/2048, valued at $153,000,050); expected proceeds $150,157,208	5.390%	01/03/2024	01/03/2024	150,000,000	150,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.750% – 5.000% due 05/15/2037 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2029 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025, and U.S. Treasury Notes, 0.250% – 5.531% due 12/31/2023 – 05/15/2031, valued at $1,776,840,051); expected proceeds $1,743,031,651	5.330%	01/02/2024	01/02/2024	$ 1,742,000,000	$ 1,742,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 08/08/2024, U.S. Treasury Bonds, 1.625% – 5.375% due 02/15/2029 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2025 – 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 01/15/2024 – 07/15/2032, U.S. Treasury Notes, 0.250% – 5.316% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2024 – 11/15/2050, valued at $102,000,039); expected proceeds $100,059,444	5.350%	01/02/2024	01/02/2024	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,882,765,000
TOTAL INVESTMENTS (c)(d)–97.0%					44,723,208,964
Other Assets in Excess of Liabilities —3.0%					1,390,723,205
NET ASSETS –100.0%					$ 46,113,932,169
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Illiquid security. These securities represent $1,290,000,000 or 2.8% of net assets as of December 31, 2023.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$20,840,443,964
Repurchase agreements, at value and amortized cost	23,882,765,000
Total Investments	44,723,208,964
Cash	2,311,587,333
Interest receivable — unaffiliated issuers	45,224,865
Other receivable	1,026,578
Prepaid expenses and other assets	6,547
TOTAL ASSETS	47,081,054,287
LIABILITIES
Payable for investments purchased	964,486,799
Advisory and administrator fee payable	2,028,567
Custody, sub-administration and transfer agent fees payable	530,541
Trustees’ fees and expenses payable	4,019
Professional fees payable	66,565
Printing fees payable	4,542
Accrued expenses and other liabilities	1,085
TOTAL LIABILITIES	967,122,118
NET ASSETS	$ 46,113,932,169
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,893,340,366
EXPENSES
Advisory and administrator fee	18,610,840
Custodian, sub-administrator and transfer agent fees	3,053,425
Trustees’ fees and expenses	342,939
Professional fees	256,901
Printing and postage fees	23,274
Insurance expense	15,524
Miscellaneous expenses	81,821
TOTAL EXPENSES	22,384,724
NET INVESTMENT INCOME (LOSS)	$1,870,955,642
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,798
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,870,957,440
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,870,955,642	$ 736,045,247
Net realized gain (loss)	1,798	(971,357)
Net increase (decrease) in net assets resulting from operations	1,870,957,440	735,073,890
CAPITAL TRANSACTIONS
Contributions	149,191,392,523	170,908,030,378
Withdrawals	(148,635,513,106)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	555,879,417	15,890,710,168
Net increase (decrease) in net assets during the period	2,426,836,857	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 46,113,932,169	$ 43,687,095,312
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $23,882,765,000 and associated collateral equal to $24,181,204,840.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Placeholder
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,027.10	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00295486

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$3,444,389,069
Receivable from Adviser	112,251
Prepaid expenses and other assets	8,652
TOTAL ASSETS	3,444,509,972
LIABILITIES
Administration fees payable	169,111
Transfer agent fees payable	828
Registration and filing fees payable	47,720
Professional fees payable	23,817
Printing fees payable	27,203
Distribution payable	502,239
Accrued expenses and other liabilities	150
TOTAL LIABILITIES	771,068
NET ASSETS	$3,443,738,904
NET ASSETS CONSIST OF:
Paid-in capital	$3,443,870,850
Total distributable earnings (loss)	(131,946)
NET ASSETS	$3,443,738,904
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	3,443,870,850
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$228,074,908
Expenses allocated from affiliated Portfolio	(2,731,689)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	225,343,219
EXPENSES
Administration fees	2,267,810
Custodian fees	14,717
Trustees’ fees and expenses	20,943
Transfer agent fees	547
Registration and filing fees	27,096
Professional fees and expenses	33,585
Insurance expense	19,278
Miscellaneous expenses	24,036
TOTAL EXPENSES	2,408,012
Expenses waived/reimbursed by the Adviser	(1,511,206)
NET EXPENSES	896,806
NET INVESTMENT INCOME (LOSS)	$224,446,413
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	292
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$224,446,705
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 224,446,413	$ 100,241,285
Net realized gain (loss)	292	(119,658)
Net increase (decrease) in net assets resulting from operations	224,446,705	100,121,627
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(224,261,135)	(100,440,497)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,354,147,182	7,246,651,965
Reinvestment of distributions	225,190,693	98,971,918
Cost of shares redeemed	(9,390,004,895)	(4,846,841,445)
Net increase (decrease) from share transactions	(2,810,667,020)	2,498,782,438
Net increase (decrease) in net assets during the period	(2,810,481,450)	2,498,463,568
Net assets at beginning of period	6,254,220,354	3,755,756,786
NET ASSETS AT END OF PERIOD	$ 3,443,738,904	$ 6,254,220,354
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,354,147,182	7,246,651,965
Reinvestment of distributions	225,190,693	98,971,918
Shares redeemed	(9,390,004,895)	(4,846,841,445)
Net increase (decrease) from share transactions	(2,810,667,020)	2,498,782,438
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0498	0.0162	0.0002	0.0045	0.0213
Net realized and unrealized gain (loss)	0.0000(b)	—	(0.0001)	(0.0001)	(0.0000)(b)
Total from investment operations	0.0498	0.0162	0.0001	0.0044	0.0213
Distributions to shareholders from:
Net investment income	(0.0498)	(0.0162)	(0.0001)	(0.0044)	(0.0213)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	5.10%	1.64%	0.02%	0.44%	2.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,443,739	$6,254,220	$3,755,757	$2,753,990	$4,220,578
Ratios to average net assets:
Total expenses	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.08%	0.08%	0.05%	0.08%	0.08%
Net investment income (loss)	4.93%	1.83%	0.02%	0.45%	2.13%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.47% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the period ended December 31, 2023, the Adviser contractually waived fees in the amount of $604,082.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2023, the Adviser voluntarily waived expenses in the amount of $907,124.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,057,953
12/31/2025	$ 90,183
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$224,261,135	$—	$224,261,135
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 100,440,497	$ —	$ 100,440,497
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$—	$(119,366)	$—	$—	$(119,366)
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Treasury Obligations Money Market Fund	$119,366	$—
As of December 31, 2023, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,026.90	$0.41	$1,024.80	$0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov. and on the Fund’s website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Repurchase Agreements	51.8%
Treasury Debt	45.2
Other Assets in Excess of Liabilities	3.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	59.7%
31 to 60 Days	6.1
61 to 90 Days	6.1
Over 90 Days	26.2
Total	98.1%
Average days to maturity	44
Weighted average life	57
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—45.2%
U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	$ 245,750,000	$ 234,792,144
U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	361,300,000	350,129,227
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	301,250,000	293,702,530
U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	187,700,000	181,110,457
U.S. Treasury Bills	5.123%	10/31/2024	10/31/2024	576,200,000	551,416,580
U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	450,000,000	439,099,856
U.S. Treasury Bills	5.130%	07/11/2024	07/11/2024	119,800,000	116,539,619
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	675,200,000	659,352,020
U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	425,100,000	408,236,294
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	1,000,000,000	979,443,922
U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	981,400,000	964,486,800
U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	500,000,000	491,880,000
U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	307,000,000	302,624,341
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	725,000,000	709,276,362
U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	698,000,000	688,753,988
U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	203,400,000	199,601,211
U.S. Treasury Bills	5.256%	03/19/2024	03/19/2024	418,000,000	413,300,933
U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	611,970,000	611,789,827
U.S. Treasury Bills	5.260%	03/14/2024	03/14/2024	278,200,000	275,272,609
U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	500,000,000	493,863,333
U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	910,000,000	905,065,156
U.S. Treasury Bills	5.270%	01/11/2024	01/11/2024	793,800,000	792,745,995
U.S. Treasury Bills	5.270%	01/25/2024	01/25/2024	54,800,000	54,615,571
U.S. Treasury Bills	5.270%	05/16/2024	05/16/2024	374,500,000	367,104,639
U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	915,500,000	911,444,533
U.S. Treasury Bills	5.285%	03/12/2024	03/12/2024	310,000,000	306,814,320
U.S. Treasury Bills	5.290%	02/22/2024	02/22/2024	350,000,000	347,386,958
U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	186,000,000	184,220,083
U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	402,800,000	397,692,911
U.S. Treasury Bills	5.315%	04/11/2024	04/11/2024	400,000,000	394,098,889
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	775,000,000	761,143,441
U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	596,900,000	595,059,004
U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	988,500,000	988,500,000
U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	118,900,000	118,653,625
U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	800,300,000	799,475,875
U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	203,200,000	200,397,512
U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	406,600,000	404,909,477
U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	174,000,000	172,500,602
U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	400,000,000	397,497,399
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (a)	5.256%	12/30/2023	04/30/2024	1,355,200,000	1,354,958,874
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (a)	5.316%	12/30/2023	01/31/2024	9,700,000	9,700,272
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.368%	12/30/2023	07/31/2024	400,000,000	399,873,742
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.471%	12/30/2023	10/31/2024	177,420,000	177,376,121
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.501%	12/30/2023	10/31/2025	298,902,000	298,686,912
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.531%	12/30/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					20,840,443,964
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—51.8%
Agreement with Australia and New Zealand Banking Group, dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.625% – 5.375% due 02/29/2024 – 02/15/2044, valued at $453,376,847); expected proceeds $445,265,517	5.370%	01/02/2024	01/02/2024	$ 445,000,000	$ 445,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by U.S. Treasury Notes, 1.875% – 2.750% due 02/28/2027 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 02/15/2027 – 11/15/2053, valued at $153,000,015); expected proceeds $152,251,556	5.440%	01/01/2024	01/05/2024	150,000,000	150,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S. Treasury Strips, 0.000% due 11/15/2053, valued at $25,500,022); expected proceeds $25,294,667	5.440%	01/01/2024	01/05/2024	25,000,000	25,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 11/03/2023 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2026 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $510,000,000); expected proceeds $509,024,167 (b)	5.460%	01/01/2024	03/01/2024	500,000,000	500,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $26,520,000); expected proceeds $26,015,340	5.310%	01/02/2024	01/02/2024	26,000,000	26,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by, U.S. Treasury Bills, 0.000% due 01/02/2024 – 04/25/2024, U.S. Treasury Bonds, 4.375% – 4.625% due 11/15/2039 – 02/15/2040, and U.S Treasury Notes, 0.250% – 4.625% due 06/30/2025 – 04/30/2030, valued at $1,861,500,187); expected proceeds $1,826,066,234	5.330%	01/02/2024	01/02/2024	1,825,000,000	1,825,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2024 – 12/26/2024, valued at $117,300,085); expected proceeds $115,067,722	5.300%	01/02/2024	01/02/2024	115,000,000	115,000,000
Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 3.875% due 11/30/2029, valued at $122,403,680); expected proceeds $120,071,333	5.350%	01/02/2024	01/02/2024	120,000,000	120,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2024, U.S. Treasury Bonds, 3.375% – 3.625% due 05/15/2044 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% – 2.375% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.500% due 04/15/2024 – 07/15/2029, U.S. Treasury Notes, 0.250% – 4,375% due 12/31/2024 – 12/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 05/15/2046, valued at $510,000,028); expected proceeds $508,983,333 (b)	5.390%	04/11/2024	04/11/2024	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.125% – 3.125% due 06/30/2024 – 08/31/2029, valued at $663,000,061); expected proceeds $650,384,944	5.330%	01/02/2024	01/02/2024	$ 650,000,000	$ 650,000,000
Agreement with Deutsche Bank Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2024 – 11/15/2033, valued at $719,100,000,); expected proceeds $705,419,083	5.350%	01/02/2024	01/02/2024	705,000,000	705,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 11/15/2027 – 02/15/2030, valued at $9,305,476,712); expected proceeds $9,305,476,667	5.300%	01/02/2024	01/02/2024	9,300,000,000	9,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2024, and U.S. Treasury Notes, 0.375% – 5.456% due 01/31/2024 – 11/30/2028, valued at $2,091,000,074); expected proceeds $2,051,216,333	5.340%	01/02/2024	01/02/2024	2,050,000,000	2,050,000,000
Agreement with Fixed Income Clearing Corp., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.500% – 3.875% due 08/15/2025 – 05/15/2043, valued at $1,532,224,168); expected proceeds $1,500,893,333	5.360%	01/02/2024	01/02/2024	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corporation and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 06/27/2024, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 1/15/2031 – 07/15/2032, valued at $816,000,084); expected proceeds $800,473,778	5.330%	01/02/2024	01/02/2024	800,000,000	800,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 06/27/2024 , U.S. Treasury Bonds, 1.125% – 3.875% due 05/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.6250% due 01/15/2024 – 01/15/2031, and U.S. Treasury Notes, 1.000% – 4.875% due 02/15/2024 – 02/15/2031, valued at $102,000,034); expected proceeds $100,105,000	5.400%	01/04/2024	01/04/2024	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various U.S. Treasury Bonds, 1.125% – 4.750% due 05/15/2040 – 11/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 04/15/2027, and U.S. Treasury Notes, 0.250% – 4.500% due 09/30/2025 – 08/15/2032, valued at $102,000,039); expected proceeds $100,059,111	5.320%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 000% due 05/23/2024, and a U.S. Treasury Bond, 4.375% due 02/15/2038, valued at $102,000,090); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 02/29/2024, and U.S. Treasury Notes, 0.375% – 6.500%, due 03/31/2024 – 08/15/2043, valued at $1,277,211,620); expected proceeds $1,252,243,947	5.350%	01/02/2024	01/02/2024	$ 1,251,500,000	$ 1,251,500,000
Agreement with National Australia Bank, Ltd., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $102,155,303); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 12/14/2023 (collateralized by U.S. Treasury Notes, 0.6250% –0.8750% due 05/15/2030 – 11/15/2030, valued at $127,500,009); expected proceeds $125,074,028 (b)	5.400%	01/11/2024	01/11/2024	125,000,000	125,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $122,686,929); expected proceeds $121,224,518	5.350%	01/02/2024	01/02/2024	121,152,500	121,152,500
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2035, valued at $57,908,615); expected proceeds $57,146,450	5.350%	01/02/2024	01/02/2024	57,112,500	57,112,500
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by U.S. Treasury Bonds, 1.625% – 2.875% due 02/15/2045 – 11/15/2051, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% due 7/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 5.531% due 02/15/2024 – 11/15/2029, valued at $61,200,019); expected proceeds $60,206,233	5.380%	01/05/2024	01/05/2024	60,000,000	60,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 4.750% due 11/15/2039 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 2.3750% due 10/15/2028 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 4.375% due 05/15/2024 – 11/15/2032, valued at $1,020,000,044); expected proceeds $1,000,592,222	5.330%	01/02/2024	01/02/2024	1,000,000,000	1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 2.875% due 05/15/2043 – 05/15/2050, valued at $168,300,035); expected proceeds $167,662,963 (b)	5.430%	03/20/2024	03/20/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by U.S. Treasury Bonds, 2.875% – 5.390% due 05/15/2043 – 08/15/2048, valued at $153,000,050); expected proceeds $150,157,208	5.390%	01/03/2024	01/03/2024	150,000,000	150,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.750% – 5.000% due 05/15/2037 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2029 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025, and U.S. Treasury Notes, 0.250% – 5.531% due 12/31/2023 – 05/15/2031, valued at $1,776,840,051); expected proceeds $1,743,031,651	5.330%	01/02/2024	01/02/2024	$ 1,742,000,000	$ 1,742,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 08/08/2024, U.S. Treasury Bonds, 1.625% – 5.375% due 02/15/2029 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2025 – 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 01/15/2024 – 07/15/2032, U.S. Treasury Notes, 0.250% – 5.316% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2024 – 11/15/2050, valued at $102,000,039); expected proceeds $100,059,444	5.350%	01/02/2024	01/02/2024	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,882,765,000
TOTAL INVESTMENTS (c)(d)–97.0%					44,723,208,964
Other Assets in Excess of Liabilities —3.0%					1,390,723,205
NET ASSETS –100.0%					$ 46,113,932,169
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Illiquid security. These securities represent $1,290,000,000 or 2.8% of net assets as of December 31, 2023.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$20,840,443,964
Repurchase agreements, at value and amortized cost	23,882,765,000
Total Investments	44,723,208,964
Cash	2,311,587,333
Interest receivable — unaffiliated issuers	45,224,865
Other receivable	1,026,578
Prepaid expenses and other assets	6,547
TOTAL ASSETS	47,081,054,287
LIABILITIES
Payable for investments purchased	964,486,799
Advisory and administrator fee payable	2,028,567
Custody, sub-administration and transfer agent fees payable	530,541
Trustees’ fees and expenses payable	4,019
Professional fees payable	66,565
Printing fees payable	4,542
Accrued expenses and other liabilities	1,085
TOTAL LIABILITIES	967,122,118
NET ASSETS	$ 46,113,932,169
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,893,340,366
EXPENSES
Advisory and administrator fee	18,610,840
Custodian, sub-administrator and transfer agent fees	3,053,425
Trustees’ fees and expenses	342,939
Professional fees	256,901
Printing and postage fees	23,274
Insurance expense	15,524
Miscellaneous expenses	81,821
TOTAL EXPENSES	22,384,724
NET INVESTMENT INCOME (LOSS)	$1,870,955,642
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,798
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,870,957,440
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,870,955,642	$ 736,045,247
Net realized gain (loss)	1,798	(971,357)
Net increase (decrease) in net assets resulting from operations	1,870,957,440	735,073,890
CAPITAL TRANSACTIONS
Contributions	149,191,392,523	170,908,030,378
Withdrawals	(148,635,513,106)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	555,879,417	15,890,710,168
Net increase (decrease) in net assets during the period	2,426,836,857	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 46,113,932,169	$ 43,687,095,312
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $23,882,765,000 and associated collateral equal to $24,181,204,840.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
 These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,027.10	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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STATE STREET MASTER FUNDS
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBAR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET AGGREGATE BOND INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term.
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 5.61%, and the Index was 5.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, sampling, and premiums from new issue corporate bond markets contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and the March banking crisis were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
Markets experienced heightened volatility in March after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through markets as investors feared contagion into other sectors of the global economy and corporate bond performance suffered as investors fled to safe-haven assets. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April.
In order to reign in persistent inflation and an overheated economy, the Federal Reserve began an about-face on the previous easy monetary policy in 2022 by embarking on an aggressive rate hiking cycle. The central bank raised interest rates by a total of 5.25% over the past two years. This hawkish pivot roiled markets and sent yields soaring, leading to negative returns in the Treasury sector during the first half of 2023. By the second half of the year, and especially in the fourth quarter, quantitative tightening seemed to finally take effect on cooling inflation, and the Fed paused their rate hiking. With the end of heightened inflation in sight, markets are now pricing in cuts for 2024. This change in sentiment led to a bond rally in the fourth quarter, with the Fund posting its strongest returns during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Average Annual Total Return Inception Date* to December 31, 2023
State Street Aggregate Bond Index Fund Class A	5.14%	0.63%	1.05%
State Street Aggregate Bond Index Fund Class I	5.40%	0.89%	1.32%
State Street Aggregate Bond Index Fund Class K	5.61%	1.06%	1.43%
Bloomberg U.S. Aggregate Bond Index (1)	5.53%	1.10%	1.54%
*	Inception date is September 19, 2014.
(1)	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global All Cap Equity ex-U.S. Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Global All Cap Equity ex-U.S. Index Portfolio (the “Portfolio”), The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the MSCI ACWI ex USA Investable Market Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 15.67%, and the Index was 15.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
A volatile 2023 ended on a cautiously positive note, as developed market (D.M.) central banks reached the end of their tightening cycle and signaled that some relief on rates was not too far off. Global economic activity edged higher towards end-2023. Service sector activity rose whereas manufacturing remained in decline. Inflation continued to decline during the fourth quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. Interest rates were cut across fifteen economies in December 2023, notably in Brazil and Chile, which are often seen as bellwethers of global monetary policy. All major central banks held interest rates in December, including the U.S. Federal Reserve (“the Fed”), the European Central Bank (ECB) and the Bank of England (BoE). While the Fed projected three rate cuts in its quarterly projections, the ECB and the BoE pushed back against rate cuts. Markets followed through by pricing nearly 150 bp of rate cuts in the U.S.
Strong performance of the Fund was driven by Information Technology, Financials, and Industrials sectors. Real Estate, Utilities and Communication Services were the weakest performing sectors contributing to the Fund’s return. Developed markets outperformed emerging markets by about 8%. On a country level, Japan, France and Taiwan were the strongest contributors to the Fund’s return, while China, Hong Kong and Thailand were the weakest contributors to the return.
The Fund used futures in order to obtain desired exposure to replicate Index during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Taiwan Semiconductor Co. Ltd, Novo Nordick A/S, and ASML Holding NV. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Meituan, JD.com, Inc., and AIA Group Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

State Street Global All Cap Equity ex- U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Average Annual Total Return Inception Date* to December 31, 2023
State Street Global All Cap Equity ex- U.S. Index Fund Class A	15.15%	6.67%	3.33%
State Street Global All Cap Equity ex- U.S. Index Fund Class I	15.58%	7.01%	3.63%
State Street Global All Cap Equity ex- U.S. Index Fund Class K	15.67%	7.16%	3.74%
MSCI ACWI ex USA Investable Market Index (1), (2)	15.62%	7.19%	3.81%
*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex USA Investable Market Index (IMI) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 24 Emerging Markets (EM) countries. DM Countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index covers approximately 99% of the global equity opportunity set outside the US.
(2)	Returns shown are reflective of the MSCI ACWI ex USA Investable Market Index for periods beginning on October 9, 2019 and the MSCI ACWI ex USA Index for periods prior to October 9, 2019.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the “Portfolio”), The State Street Small/Mid Cap Equity Index Fund seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid to small capitalization exchange traded U.S. equity securities. As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 25.17%, and the Index was 24.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
Inflation, earnings and rate hikes were primary drivers of the Fund's performance during the Reporting Period.
The U.S. economy rebounded this year after a difficult 2022. For the year, the Index gained 24.81% with Q3 being the only losing quarter of the year (–3.38%). The other three quarters enjoyed gains ranging between 5–15% during each period.
The first quarter success, with the Index up +5.88%, was caused by optimism that the U.S. Federal Reserve (“the Fed”) could halt their recent interest rate hike pattern. Although that didn’t end up happening, the positive earnings announcements from many Russell Small Cap Completeness constituents during the quarter buoyed the U.S. market.
Momentum carried into the second quarter as the Index added another 6.40%. At this point, inflation had peak and the month-over-month headline inflation stood at 4.0%. While the Fed raised raised rates in the quarter, it also paused rate hikes for the first time. With the back drop of a tighter job markets, the index returns continued to reward investors in this quarter .
The aforementioned third quarter was the outlier of 2023 as the Index lost –3.38% during the period. The prolonged hope of rate cuts finally waned as the Fed kept rates unchanged in September and Fed Chair Jerome Powell cautioned that inflation remained high and interest rates could stay elevated for a longer period of time than previously anticipated.
As the year came to a close, the fourth quarter proved to be the most fruitful of the calendar year. The Index gained an impressive 14.66% as economic factors finally started to improve. Namely, inflation finally softened and many countries (including Brazil and Chile) started cutting their rates. The Fed held rates once again, but signs were pointing to an end in sight.
The best performing sectors for the year were Information Technology (47.4%) Industrials (+35.2%), and Consumer Discretionary (+31.5%). The only losing sector for the year was Utilities (–6.4%).
The Fund used futures in order to gain the desired market exposure during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Uber Technologies, CrowdStrike,,Inc. and Palo Alto Networks. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Horizon Corp. Alnylam Pharmaceuticals, Inc.,and NovoCure Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Average Annual Total Return Inception Date* to December 31, 2023
State Street Small/Mid Cap Equity Index Fund Class A	24.60%	11.71%	9.53%
State Street Small/Mid Cap Equity Index Fund Class I	24.92%	11.99%	9.81%
State Street Small/Mid Cap Equity Index Fund Class K	25.17%	12.19%	9.11%
Russell Small Cap Completeness Index (1)	24.81%	12.25%	9.17%
*	Inception date is October 15, 2015 for Class A and Class I and inception date is August 11, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness® Index measures the performance of the Russell 3000® Index companies excluding S&P 500 constituents. The Russell Small Cap Completeness® Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The index is completely reconstituted annually to ensure new and growing equities are included.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$817,143,812	$1,471,249,642	$532,471,302
Receivable for investments sold	—	342,407	1,085,986
Receivable for fund shares sold	1,431,794	1,016,327	381,409
Receivable from Adviser	115,926	286,270	73,676
Prepaid expenses and other assets	1,342	2,193	771
TOTAL ASSETS	818,692,874	1,472,896,839	534,013,144
LIABILITIES
Payable for investments purchased	1,177,317	—	—
Payable for fund shares repurchased	249,159	1,341,195	1,462,146
Advisory fee payable	17,067	72,116	13,105
Custodian fees payable	5,982	5,976	5,969
Administration fees payable	34,134	60,098	21,842
Distribution fees payable	3,267	2,872	6,849
Transfer agent fees payable	34,984	30,909	15,396
Sub-transfer agent fee payable	88,042	11,093	99,419
Registration and filing fees payable	26,971	20,065	8,288
Professional fees payable	30,948	25,708	30,336
Printing and postage fees payable	5,498	9,786	3,343
Accrued expenses and other liabilities	20	430,874	12
TOTAL LIABILITIES	1,673,389	2,010,692	1,666,705
NET ASSETS	$817,019,485	$1,470,886,147	$532,346,439
NET ASSETS CONSIST OF:
Paid-in capital	$912,956,596	$1,439,687,421	$561,318,240
Total distributable earnings (loss)**	(95,937,111)	31,198,726	(28,971,801)
NET ASSETS	$817,019,485	$1,470,886,147	$532,346,439
Class A
Net Assets	$ 14,850,847	$ 14,026,435	$ 33,064,253
Shares Outstanding	170,726	138,235	125,593
Net asset value, offering and redemption price per share	$ 86.99	$ 101.47	$ 263.26
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 90.38	$ 107.09	$ 277.85
Class I
Net Assets	$ 12,587,785	$ 5,202,741	$ 9,920,654
Shares Outstanding	145,132	51,255	37,678
Net asset value, offering and redemption price per share	$ 86.73	$ 101.51	$ 263.30
Class K
Net Assets	$789,580,853	$1,451,656,971	$489,361,532
Shares Outstanding	9,103,799	14,273,883	1,858,269
Net asset value, offering and redemption price per share	$ 86.73	$ 101.70	$ 263.34
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$869,022,653	$1,441,061,853	$559,933,096
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 24,084,188	$ 42,306,585	$ 7,441,019
EXPENSES
Advisory fee	184,362	777,600	132,436
Administration fees	368,725	648,000	220,726
Sub-transfer agent fee
Class A	30,465	26,406	61,154
Class I	16,548	1,158	17,349
Distribution fees
Class A	38,081	33,008	76,442
Custodian fees	36,170	36,186	36,166
Trustees’ fees and expenses	21,000	21,000	21,000
Transfer agent fees	168,281	140,726	64,906
Registration and filing fees	80,287	66,310	61,631
Professional fees and expenses	24,418	40,436	22,894
Printing and postage fees	7,147	16,672	5,711
Insurance expense	2,288	4,058	1,350
Miscellaneous expenses	6,464	758,042	4,734
TOTAL EXPENSES	984,236	2,569,602	726,499
Expenses waived/reimbursed by the Adviser	(879,619)	(2,249,871)	(489,703)
NET EXPENSES	104,617	319,731	236,796
NET INVESTMENT INCOME (LOSS)	$ 23,979,571	$ 41,986,854	$ 7,204,223
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(17,530,365)	6,733,496	1,296,575
Capital gain distributions from corresponding affiliated Portfolio	—	—	748,937
Net realized gain (loss)	(17,530,365)	6,733,496	2,045,512
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	33,768,446	138,437,346	95,136,555
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,238,081	145,170,842	97,182,067
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 40,217,652	$187,157,696	$104,386,290
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,979,571	$ 14,417,789	$ 41,986,854	$ 26,170,994	$ 7,204,223	$ 5,279,329
Net realized gain (loss)	(17,530,365)	(27,069,858)	6,733,496	(224,261)	2,045,512	5,820,902
Net change in unrealized appreciation/depreciation	33,768,446	(72,787,921)	138,437,346	(229,510,950)	95,136,555	(121,009,699)
Net increase (decrease) in net assets resulting from operations	40,217,652	(85,439,990)	187,157,696	(203,564,217)	104,386,290	(109,909,468)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(421,890)	(249,669)	(349,625)	(280,004)	(665,443)	(4,268,660)
Class I	(272,176)	(167,916)	(148,261)	(20,980)	(221,158)	(1,161,603)
Class K	(23,275,760)	(13,894,274)	(41,962,414)	(31,469,496)	(11,843,375)	(47,954,867)
Total distributions to shareholders	(23,969,826)	(14,311,859)	(42,460,300)	(31,770,480)	(12,729,976)	(53,385,130)
Class A	—	—	—	—	(19,582)	—
Class I	—	—	—	—	(7,048)	—
Class K	—	—	—	—	(396,426)	—
Total Return of Capital	—	—	—	—	(423,056)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	4,545,461	9,406,357	3,589,092	4,245,005	4,588,619	5,218,561
Reinvestment of distributions	351,669	217,498	349,625	279,991	673,328	4,178,201
Cost of shares redeemed	(4,767,109)	(4,048,232)	(3,233,416)	(2,584,626)	(7,834,108)	(9,045,902)
Net increase (decrease) from capital share transactions	130,021	5,575,623	705,301	1,940,370	(2,572,161)	350,860
Class I
Proceeds from sale of shares sold	10,473,288	2,979,451	7,700,015	279,997	2,527,565	4,038,433
Reinvestment of distributions	97,543	13,819	148,261	20,980	228,206	1,161,603
Cost of shares redeemed	(5,232,306)	(1,962,856)	(3,542,437)	(30,123)	(2,669,629)	(4,745,531)
Net increase (decrease) from capital share transactions	5,338,525	1,030,414	4,305,839	270,854	86,142	454,505
Class K
Proceeds from sale of shares sold	345,446,504	331,714,606	354,976,580	441,489,455	143,304,888	135,153,718
Reinvestment of distributions	22,851,365	13,877,348	40,157,645	30,324,342	11,746,241	47,808,154
Cost of shares redeemed	(182,273,085)	(282,487,329)	(211,766,132)	(250,849,914)	(78,864,762)	(63,651,028)
Net increase (decrease) from capital share transactions	186,024,784	63,104,625	183,368,093	220,963,883	76,186,367	119,310,844
Net increase (decrease) in net assets from beneficial interest transactions	191,493,330	69,710,662	188,379,233	223,175,107	73,700,348	120,116,209
Contribution from affiliates (Note 5)	—	378,243	—	—	—	230,431
Net increase (decrease) in net assets during the period	207,741,156	(29,662,944)	333,076,629	(12,159,590)	164,933,606	(42,947,958)
Net assets at beginning of period	609,278,329	638,941,273	1,137,809,518	1,149,969,108	367,412,833	410,360,791
NET ASSETS AT END OF PERIOD	$ 817,019,485	$ 609,278,329	$1,470,886,147	$1,137,809,518	$532,346,439	$ 367,412,833
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	53,192	104,949	37,030	42,506	19,562	18,755
Reinvestment of distributions	4,140	2,451	3,496	3,087	2,532	19,531
Shares redeemed	(55,787)	(45,306)	(33,345)	(26,955)	(33,342)	(32,118)
Net increase (decrease) from share transactions	1,545	62,094	7,181	18,638	(11,248)	6,168
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22
Class I
Shares sold	124,727	32,153	77,387	2,738	11,109	13,474
Reinvestment of distributions	1,165	155	1,482	231	858	5,429
Shares redeemed	(61,759)	(22,889)	(36,331)	(318)	(11,649)	(15,948)
Net increase (decrease) from share transactions	64,133	9,419	42,538	2,651	318	2,955
Class K
Shares sold	4,047,736	3,709,218	3,637,379	4,650,269	619,672	484,855
Reinvestment of distributions	269,746	156,104	400,575	333,564	44,155	223,434
Shares redeemed	(2,147,611)	(3,141,325)	(2,185,809)	(2,757,646)	(334,567)	(224,634)
Net increase (decrease) from share transactions	2,169,871	723,997	1,852,145	2,226,187	329,260	483,655
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 85.06	$100.32	$105.53	$101.10	$ 95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.37	1.79	1.45	2.18	3.40
Net realized and unrealized gain (loss)	1.91	(15.40)	(3.79)	5.10	4.40
Total from investment operations	4.28	(13.61)	(2.34)	7.28	7.80
Contribution from affiliates (Note 5)	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(2.35)	(1.70)	(1.44)	(2.06)	(2.20)
Net realized gains	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(2.35)	(1.71)	(2.87)	(2.85)	(2.20)
Net asset value, end of period	$ 86.99	$ 85.06	$100.32	$105.53	$101.10
Total return (d)	5.14%	(13.57)%(e)	(2.22)%	7.25%	8.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,851	$14,390	$10,742	$ 11,200	$19,325
Ratios to Average Net Assets:
Total expenses (f)	0.57%	0.58%	0.58%	0.66%	0.68%
Net expenses (f)	0.45%	0.45%	0.47%	0.48%	0.48%
Net investment income (loss)	2.78%	2.01%	1.41%	2.08%	3.45%
Portfolio turnover rate (g)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 84.81	$100.03	$105.23	$100.80	$ 95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.79	1.94	1.69	2.38	2.70
Net realized and unrealized gain (loss)	1.69	(15.29)	(3.77)	5.20	5.40
Total from investment operations	4.48	(13.35)	(2.08)	7.58	8.10
Contribution from affiliates (Note 5)	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(2.56)	(1.92)	(1.69)	(2.36)	(2.80)
Net realized gains	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(2.56)	(1.93)	(3.12)	(3.15)	(2.80)
Net asset value, end of period	$ 86.73	$ 84.81	$100.03	$105.23	$100.80
Total return (d)	5.40%	(13.36)%(e)	(1.97)%	7.57%	8.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,588	$ 6,870	$ 7,160	$ 8,073	$ 7,273
Ratios to Average Net Assets:
Total expenses (f)	0.32%	0.33%	0.33%	0.41%	0.32%
Net expenses (f)	0.20%	0.20%	0.22%	0.23%	0.12%
Net investment income (loss)	3.31%	2.16%	1.65%	2.27%	2.73%
Portfolio turnover rate (g)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 84.80	$ 100.01	$ 105.20	$ 100.80	$ 95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.77	2.13	1.92	2.59	2.90
Net realized and unrealized gain (loss)	1.88	(15.30)	(3.79)	5.20	5.20
Total from investment operations	4.65	(13.17)	(1.87)	7.79	8.10
Contribution from affiliates (Note 5)	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(2.72)	(2.09)	(1.89)	(2.60)	(2.80)
Net realized gains	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(2.72)	(2.10)	(3.32)	(3.39)	(2.80)
Net asset value, end of period	$ 86.73	$ 84.80	$ 100.01	$ 105.20	$ 100.80
Total return (d)	5.61%	(13.19)%(e)	(1.77)%	7.79%	8.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$789,581	$588,019	$621,039	$362,294	$210,489
Ratios to Average Net Assets:
Total expenses (f)	0.12%	0.13%	0.13%	0.21%	0.23%
Net expenses (f)	0.00%(g)	0.00%	0.02%	0.03%	0.03%
Net investment income (loss)	3.26%	2.38%	1.88%	2.47%	2.94%
Portfolio turnover rate (h)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 90.38	$ 111.26	$107.01	$ 98.00	$84.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.53	1.73	2.53	1.63	3.20
Net realized and unrealized gain (loss)	11.13	(20.44)	5.89	8.74	14.50
Total from investment operations	13.66	(18.71)	8.42	10.37	17.70
Distributions to shareholders from:
Net investment income	(2.51)	(1.76)	(2.40)	(1.34)	(2.50)
Net realized gains	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	(2.57)	(2.17)	(4.17)	(1.36)	(4.30)
Net asset value, end of period	$101.47	$ 90.38	$ 111.26	$107.01	$98.00
Total return (c)	15.15%	(16.83)%	7.88%	10.47%	21.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,026	$11,845	$12,507	$ 9,413	$7,104
Ratios to Average Net Assets:
Total expenses (d)	0.64%	0.63%	0.63%	0.70%	0.71%
Net expenses (d)	0.47%	0.47%	0.46%	0.46%	0.45%
Net investment income (loss)	2.61%	1.82%	2.21%	1.79%	3.44%
Portfolio turnover rate (e)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 90.44	$111.37	$107.12	$ 98.10	$84.60
Income (loss) from investment operations:
Net investment income (loss) (b)	6.17	2.11	2.87	1.26	2.70
Net realized and unrealized gain (loss)	7.88	(20.57)	5.91	9.44	15.40
Total from investment operations	14.05	(18.46)	8.78	10.70	18.10
Distributions to shareholders from:
Net investment income	(2.92)	(2.06)	(2.76)	(1.66)	(2.80)
Net realized gains	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	(2.98)	(2.47)	(4.53)	(1.68)	(4.60)
Net asset value, end of period	$101.51	$ 90.44	$ 111.37	$107.12	$98.10
Total return (c)	15.58%	(16.58)%	8.21%	10.91%	21.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,203	$ 788	$ 676	$ 419	$ 739
Ratios to Average Net Assets:
Total expenses (d)	0.24%	0.33%	0.32%	0.40%	0.38%
Net expenses (d)	0.07%	0.17%	0.16%	0.16%	0.12%
Net investment income (loss)	6.38%	2.23%	2.50%	1.37%	2.90%
Portfolio turnover rate (e)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 90.58	$ 111.50	$ 107.24	$ 98.20	$ 84.70
Income (loss) from investment operations:
Net investment income (loss) (b)	3.15	2.23	3.41	2.49	2.90
Net realized and unrealized gain (loss)	11.00	(20.57)	5.54	8.40	15.40
Total from investment operations	14.15	(18.34)	8.95	10.89	18.30
Distributions to shareholders from:
Net investment income	(2.97)	(2.17)	(2.92)	(1.83)	(3.00)
Net realized gains	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	(3.03)	(2.58)	(4.69)	(1.85)	(4.80)
Net asset value, end of period	$ 101.70	$ 90.58	$ 111.50	$ 107.24	$ 98.20
Total return (c)	15.67%	(16.45)%	8.36%	11.08%	21.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,451,657	$1,125,177	$1,136,787	$795,026	$423,417
Ratios to Average Net Assets:
Total expenses (d)	0.19%	0.18%	0.18%	0.25%	0.27%
Net expenses (d)	0.02%	0.02%	0.01%	0.01%	0.01%
Net investment income (loss)	3.24%	2.35%	2.97%	2.70%	3.12%
Portfolio turnover rate (e)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$215.67	$338.94	$330.61	$253.40	$209.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.47	2.63	10.39	2.82	4.40
Net realized and unrealized gain (loss)	50.64	(90.34)	29.12	77.73	53.00
Total from investment operations	53.11	(87.71)	39.51	80.55	57.40
Contribution from affiliates (Note 5)	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	(3.02)	(2.60)	(10.62)	(0.71)	(4.60)
Net realized gains	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of Capital	(0.16)	—	—	—	—
Total distributions	(5.52)	(35.73)	(31.18)	(3.34)	(13.40)
Net asset value, end of period	$263.26	$215.67	$338.94	$330.61	$253.40
Total return (c)	24.60%	(25.74)%(d)	11.95%	31.79%	27.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,064	$29,512	$44,290	$25,877	$22,037
Ratios to Average Net Assets:
Total expenses (e)	0.58%	0.59%	0.60%	0.69%	0.79%
Net expenses (e)	0.47%	0.47%	0.49%	0.50%	0.49%
Net investment income (loss)	1.05%	0.95%	2.82%	1.12%	1.76%
Portfolio turnover rate (f)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$215.69	$338.99	$330.66	$253.40	$209.60
Income (loss) from investment operations:
Net investment income (loss) (b)	3.24	3.58	9.73	3.20	3.80
Net realized and unrealized gain (loss)	50.56	(90.69)	30.71	78.24	54.40
Total from investment operations	53.80	(87.11)	40.44	81.44	58.20
Contribution from affiliates (Note 5)	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	(3.66)	(3.23)	(11.55)	(1.55)	(5.60)
Net realized gains	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of Capital	(0.19)	—	—	—	—
Total distributions	(6.19)	(36.36)	(32.11)	(4.18)	(14.40)
Net asset value, end of period	$263.30	$215.69	$338.99	$330.66	$253.40
Total return (c)	24.92%	(25.56)%(d)	12.22%	32.15%	27.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,921	$ 8,058	$ 11,663	$ 7,400	$ 6,312
Ratios to Average Net Assets:
Total expenses (e)	0.33%	0.34%	0.35%	0.44%	0.46%
Net expenses (e)	0.22%	0.22%	0.24%	0.25%	0.17%
Net investment income (loss)	1.37%	1.31%	2.65%	1.28%	1.58%
Portfolio turnover rate (f)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 215.72	$ 339.03	$ 330.71	$ 253.40	$209.60
Income (loss) from investment operations:
Net investment income (loss) (b)	3.97	4.39	12.44	7.44	5.40
Net realized and unrealized gain (loss)	50.38	(91.00)	28.74	74.73	53.00
Total from investment operations	54.35	(86.61)	41.18	82.17	58.40
Contribution from affiliates (Note 5)	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	(4.17)	(3.74)	(12.30)	(2.23)	(5.80)
Net realized gains	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of Capital	(0.22)	—	—	—	—
Total distributions	(6.73)	(36.87)	(32.86)	(4.86)	(14.60)
Net asset value, end of period	$ 263.34	$ 215.72	$ 339.03	$ 330.71	$253.40
Total return (c)	25.17%	(25.41)%(d)	12.45%	32.44%	27.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$489,362	$329,843	$354,408	$216,700	$77,885
Ratios to Average Net Assets:
Total expenses (e)	0.13%	0.14%	0.15%	0.24%	0.34%
Net expenses (e)	0.02%	0.02%	0.04%	0.05%	0.05%
Net investment income (loss)	1.68%	1.60%	3.38%	2.91%	2.17%
Portfolio turnover rate (f)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	41.3%
U.S. Government Agency Obligations	27.9
Corporate Bonds & Notes	25.0
Foreign Government Obligations	2.7
Mortgage-Backed Securities	0.8
Municipal Bonds & Notes	0.4
Asset-Backed Securities	0.4
Commercial Mortgage Backed Securities	0.2
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2023

Description	% of Net Assets
Banks	5.7%
Electric	2.0
Pharmaceuticals	1.3
Telecommunications	1.0
Real Estate Investment Trusts	0.9
TOTAL	10.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Common Stocks	96.5%
Warrants	0.0 *
Preferred Stocks	0.0 *
Rights	0.0 *
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Common Stocks	99.0%
Warrants	0.0 *
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2023

Description	% of Net Assets
Software	9.9%
Banks	5.7
Biotechnology	4.9
Capital Markets	4.0
Oil, Gas & Consumable Fuels	3.4
TOTAL	27.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 84,671
3.38%, 3/1/2041	70,000	53,360
4.65%, 10/1/2028	10,000	9,894
5.38%, 6/15/2033	140,000	142,438
5.40%, 10/1/2048	25,000	23,692
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	86,953
2.60%, 8/1/2031	200,000	171,860
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,476
		670,344
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,322,972
2.60%, 10/30/2025	35,000	33,457
2.75%, 2/1/2026	550,000	526,482
2.95%, 2/1/2030	50,000	45,125
3.25%, 2/1/2028	50,000	47,429
3.25%, 3/1/2028	25,000	23,497
3.38%, 6/15/2046	25,000	18,371
3.50%, 3/1/2039	250,000	198,982
3.55%, 3/1/2038	165,000	134,180
3.63%, 2/1/2031	30,000	27,890
3.65%, 3/1/2047	100,000	73,825
3.75%, 2/1/2050	50,000	38,943
3.83%, 3/1/2059	250,000	185,595
4.88%, 5/1/2025	335,000	333,479
5.04%, 5/1/2027	150,000	151,389
5.15%, 5/1/2030	1,200,000	1,221,744
5.71%, 5/1/2040	150,000	155,468
5.81%, 5/1/2050	200,000	207,434
5.93%, 5/1/2060	150,000	155,727
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	32,384
2.25%, 6/1/2031	45,000	39,170
2.85%, 6/1/2041	790,000	607,415
3.63%, 4/1/2030	100,000	96,068
4.25%, 4/1/2050	60,000	55,712
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,570
3.83%, 4/27/2025	50,000	49,128
3.85%, 12/15/2026	50,000	49,032
4.40%, 6/15/2028	100,000	98,783
5.40%, 7/31/2033	250,000	260,102
5.60%, 7/31/2053	75,000	80,106
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	339,289
2.80%, 6/15/2050	400,000	285,912
3.55%, 1/15/2026	50,000	49,130
Security Description	Principal Amount	Value
3.60%, 3/1/2035	$ 50,000	$ 45,763
3.90%, 6/15/2032	70,000	67,510
4.15%, 6/15/2053	500,000	448,155
4.70%, 5/15/2046	110,000	107,803
5.25%, 1/15/2033	500,000	530,650
5.70%, 11/15/2054 (b)	500,000	563,670
5.90%, 11/15/2063	500,000	584,115
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	146,607
3.25%, 1/15/2028	150,000	143,430
4.03%, 10/15/2047	100,000	85,925
4.70%, 3/15/2033	205,000	206,765
4.75%, 6/1/2043	25,000	23,937
4.95%, 3/15/2053	165,000	163,693
RTX Corp.:
1.90%, 9/1/2031	125,000	101,706
2.25%, 7/1/2030	700,000	604,604
2.38%, 3/15/2032	750,000	624,480
2.82%, 9/1/2051	200,000	132,050
3.13%, 5/4/2027	200,000	190,270
3.13%, 7/1/2050	200,000	141,378
3.50%, 3/15/2027	136,000	131,069
4.13%, 11/16/2028	60,000	58,613
4.35%, 4/15/2047	450,000	393,561
4.45%, 11/16/2038	20,000	18,421
4.50%, 6/1/2042	100,000	91,122
4.63%, 11/16/2048	35,000	32,029
5.38%, 2/27/2053	600,000	611,154
5.75%, 11/8/2026	350,000	359,460
6.00%, 3/15/2031	350,000	372,508
		13,938,238
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	204,237
3.40%, 2/4/2041	550,000	403,727
3.88%, 9/16/2046	100,000	75,208
4.40%, 2/14/2026	117,000	115,918
4.45%, 5/6/2050	500,000	397,310
4.50%, 5/2/2043	25,000	20,845
4.80%, 2/14/2029	40,000	39,917
5.80%, 2/14/2039	285,000	291,033
5.95%, 2/14/2049 (b)	75,000	76,343
6.20%, 11/1/2028	500,000	525,000
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	102,268
3.25%, 3/27/2030	250,000	233,457
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	469,644
2.73%, 3/25/2031	50,000	41,942
3.22%, 9/6/2026	100,000	95,691
3.46%, 9/6/2029	100,000	92,049
3.56%, 8/15/2027	100,000	95,507
3.73%, 9/25/2040	30,000	22,114
3.98%, 9/25/2050	250,000	176,658
4.39%, 8/15/2037	100,000	83,863

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.54%, 8/15/2047	$ 105,000	$ 80,757
4.70%, 4/2/2027	250,000	247,450
4.76%, 9/6/2049	100,000	79,371
6.42%, 8/2/2033	250,000	261,775
7.08%, 8/2/2043	200,000	212,660
7.08%, 8/2/2053	125,000	133,749
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	487,594
4.45%, 3/16/2028	250,000	246,135
5.93%, 2/2/2029	355,000	368,980
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	174,044
3.75%, 9/25/2027	30,000	28,922
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	137,420
1.75%, 11/1/2030	150,000	123,570
2.10%, 5/1/2030	550,000	473,236
2.75%, 2/25/2026	125,000	119,804
3.13%, 3/2/2028	200,000	188,912
4.13%, 3/4/2043	25,000	21,216
4.25%, 11/10/2044	250,000	214,822
4.50%, 3/20/2042	50,000	44,939
4.88%, 2/13/2026	100,000	100,284
4.88%, 2/15/2028	100,000	101,150
5.13%, 2/15/2030	100,000	101,782
5.38%, 2/15/2033	100,000	102,620
5.75%, 11/17/2032	750,000	787,432
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	24,670
5.85%, 8/15/2045	175,000	164,864
		8,590,889
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	60,761	53,443
Series 2017-2, Class AA, 3.35%, 4/15/2031	70,233	63,336
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	79,072	70,249
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	20,092	18,306
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	87,417
5.13%, 6/15/2027	100,000	100,460
5.25%, 5/4/2025	90,000	90,010
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	54,175	45,609
Security Description	Principal Amount	Value
Series 2016-1, Class AA, 3.10%, 1/7/2030	$ 34,170	$ 31,207
Series 2018-1, Class AA, 3.50%, 9/1/2031	87,348	79,188
Series 2019-1, Class AA, 4.15%, 2/25/2033	58,157	53,604
Series 2020-1, Class B, 4.88%, 7/15/2027	340,480	330,487
Series 2023-1, Class A, 5.80%, 7/15/2037	750,000	761,497
Series 2020-1, Class A, 5.88%, 4/15/2029	381,720	385,778
		2,170,591
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,471
2.40%, 3/27/2025	500,000	486,130
2.85%, 3/27/2030	500,000	459,810
3.25%, 3/27/2040	200,000	168,102
3.38%, 3/27/2050 (b)	150,000	122,935
3.88%, 11/1/2045	30,000	26,421
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	13,646
3.75%, 9/15/2025	25,000	24,494
Tapestry, Inc. 7.85%, 11/27/2033	220,000	234,918
VF Corp.:
2.40%, 4/23/2025	100,000	95,524
2.95%, 4/23/2030	65,000	54,319
		1,733,770
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	78,135
Series MTN, 1.50%, 1/13/2025	100,000	96,481
Series MTN, 2.00%, 3/24/2028	115,000	104,256
Series MTN, 2.25%, 1/12/2029	100,000	90,325
Series A, 4.60%, 4/17/2025	250,000	249,283
Series GMTN, 5.25%, 7/7/2026	90,000	91,607
5.65%, 11/15/2028	100,000	104,704
Series GMTN, 5.85%, 10/4/2030	175,000	186,940
Cummins, Inc. 1.50%, 9/1/2030	200,000	166,670
Ford Motor Co. 3.25%, 2/12/2032	750,000	623,955
Ford Motor Credit Co. LLC:
6.80%, 5/12/2028	1,000,000	1,044,580
6.80%, 11/7/2028	200,000	209,278
6.95%, 3/6/2026	1,000,000	1,024,600

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
7.12%, 11/7/2033	$ 200,000	$ 215,456
7.35%, 3/6/2030	1,000,000	1,072,710
General Motors Co.:
5.15%, 4/1/2038	200,000	189,178
5.20%, 4/1/2045	200,000	180,322
6.13%, 10/1/2025	250,000	253,230
6.60%, 4/1/2036	100,000	106,891
6.75%, 4/1/2046	25,000	26,844
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	462,705
1.50%, 6/10/2026	500,000	458,420
2.40%, 4/10/2028	100,000	89,815
2.40%, 10/15/2028	1,000,000	888,480
2.70%, 6/10/2031	500,000	419,465
4.00%, 1/15/2025	35,000	34,427
4.30%, 4/6/2029	150,000	144,698
4.35%, 1/17/2027	185,000	181,389
5.00%, 4/9/2027	500,000	499,225
5.25%, 3/1/2026	100,000	100,085
5.80%, 6/23/2028	750,000	771,015
6.00%, 1/9/2028	100,000	103,455
6.05%, 10/10/2025	500,000	506,440
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	707,932
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	70,000	64,734
Series MTN, 2.00%, 2/4/2027	105,000	97,714
4.60%, 1/10/2028 (b)	100,000	100,983
Series MTN, 4.95%, 10/3/2025	50,000	50,258
Series MTN, 5.05%, 8/10/2026	200,000	202,836
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	93,508
Series MTN, 1.15%, 8/13/2027 (b)	60,000	53,597
Series MTN, 1.80%, 2/13/2025	150,000	145,068
Series MTN, 1.90%, 4/6/2028	100,000	90,789
Series MTN, 3.00%, 4/1/2025	500,000	488,935
Series GMTN, 3.05%, 1/11/2028	50,000	47,691
Series MTN, 3.40%, 4/14/2025	100,000	98,173
Series MTN, 3.65%, 8/18/2025	500,000	492,330
4.45%, 5/18/2026	750,000	748,867
4.63%, 1/12/2028 (b)	125,000	126,648
4.80%, 1/10/2025	500,000	500,060
5.45%, 11/10/2027	200,000	207,398
Security Description	Principal Amount	Value
5.55%, 11/20/2030	$ 250,000	$ 263,372
		15,355,957
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	163,227
4.35%, 3/15/2029	45,000	43,912
4.40%, 10/1/2046 (b)	30,000	24,272
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	396,285
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	46,356
Lear Corp.:
3.50%, 5/30/2030	25,000	22,376
4.25%, 5/15/2029	25,000	24,049
5.25%, 5/15/2049 (b)	30,000	27,732
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	211,912
5.98%, 3/21/2026	200,000	200,444
		1,160,565
BANKS — 5.7%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	250,000	251,460
5.38%, 7/3/2025 (b)	500,000	504,495
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	186,570
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	201,086
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	181,024
1.85%, 3/25/2026	200,000	185,260
2.75%, 5/28/2025	200,000	193,060
2.75%, 12/3/2030	200,000	166,080
2.96%, 3/25/2031	200,000	172,030
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	334,752
4.38%, 4/12/2028	200,000	194,220
5.15%, 8/18/2025	200,000	198,940
5.59%, 8/8/2028	300,000	306,186
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,035,290
6.92%, 8/8/2033	200,000	213,350
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	92,881
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	188,252
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	555,060
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	705,297

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	$ 500,000	$ 408,395
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	81,217
Series MTN, 3 mo. USD Term SOFR + 0.90%, 2.02%, 2/13/2026 (c)	500,000	480,375
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	617,323
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	163,366
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	158,686
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	214,860
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	185,320
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	165,916
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	632,997
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	126,765
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	250,971
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	126,656
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	186,632
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	66,600
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	141,122
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	743,540
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	90,689
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	546,497
3 mo. USD Term SOFR + 1.07%, 3.37%, 1/23/2026 (c)	250,000	244,185
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	486,645
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	706,095
Security Description	Principal Amount	Value
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	$ 350,000	$ 270,385
Series GMTN, 3.50%, 4/19/2026	130,000	126,541
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	240,702
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	237,235
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	175,644
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	84,105
Series L, 3.95%, 4/21/2025	50,000	49,164
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	142,214
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	131,568
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	506,586
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	180,440
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	482,495
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	244,355
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	135,101
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	476,930
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	248,145
Series MTN, 4.88%, 4/1/2044	50,000	48,683
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	249,782
Series MTN, 5.00%, 1/21/2044	100,000	98,461
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	494,325
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	698,761
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	700,000	704,270
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	701,967

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	$ 300,000	$ 309,678
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,100,284
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	306,039
6.11%, 1/29/2037	75,000	80,141
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	339,388
Bank of America NA:
5.53%, 8/18/2026	750,000	763,867
5.65%, 8/18/2025	250,000	253,212
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	91,102
Series MTN, 1.50%, 1/10/2025	500,000	481,675
Series MTN, 1.85%, 5/1/2025	500,000	479,735
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	162,430
5.20%, 2/1/2028	100,000	101,896
5.30%, 6/5/2026	250,000	252,445
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (c)	250,000	249,937
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	230,438
Series MTN, 1.65%, 7/14/2028	100,000	87,992
Series J, 1.90%, 1/25/2029	150,000	132,740
Series G, 3.00%, 2/24/2025	100,000	97,797
Series MTN, 3.25%, 5/16/2027	100,000	95,848
Series MTN, 3.30%, 8/23/2029	250,000	234,078
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	240,652
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	230,000	229,954
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	348,649
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	150,336
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	121,970
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	277,130
Bank of Nova Scotia:
1.05%, 3/2/2026	250,000	230,308
Security Description	Principal Amount	Value
1.30%, 6/11/2025	$ 150,000	$ 142,202
1.30%, 9/15/2026	200,000	182,190
1.35%, 6/24/2026	100,000	91,902
2.15%, 8/1/2031 (b)	100,000	82,970
2.95%, 3/11/2027	100,000	94,676
Series MTN, 3.45%, 4/11/2025	600,000	587,538
4.75%, 2/2/2026	500,000	499,110
4.85%, 2/1/2030	85,000	84,752
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	183,440
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	165,064
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	193,060
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	164,450
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	185,285
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	214,598
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	413,270
4.38%, 1/12/2026	50,000	49,363
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	196,524
5.25%, 8/17/2045	25,000	24,500
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	249,062
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	201,730
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	207,420
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	260,745
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	700,000	719,684
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	213,840
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	206,526
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	213,736
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	700,000	784,497
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	41,990
1.25%, 6/22/2026	100,000	91,664
3.60%, 4/7/2032 (b)	90,000	82,147
3.95%, 8/4/2025	250,000	246,195
5.62%, 7/17/2026	600,000	611,502
6.09%, 10/3/2033	125,000	133,420
Citibank NA:
5.49%, 12/4/2026	1,020,000	1,038,941

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
5.80%, 9/29/2028	$ 350,000	$ 365,449
5.86%, 9/29/2025	265,000	269,478
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	919,150
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	457,595
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	139,325
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	119,663
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	717,851
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	128,139
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	89,142
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	115,214
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	659,659
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	243,082
3.20%, 10/21/2026	300,000	286,251
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	236,347
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	95,337
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	449,855
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	241,865
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	240,825
4.13%, 7/25/2028	70,000	67,247
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	131,400
4.30%, 11/20/2026	50,000	49,000
4.40%, 6/10/2025	250,000	247,170
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	239,395
4.45%, 9/29/2027	150,000	146,534
4.65%, 7/30/2045	25,000	22,748
4.65%, 7/23/2048	250,000	231,300
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	496,860
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	489,625
5.30%, 5/6/2044	50,000	48,083
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	250,690
Security Description	Principal Amount	Value
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	$ 500,000	$ 503,645
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	295,591
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	947,260
6.68%, 9/13/2043	175,000	196,523
Citizens Bank NA 2.25%, 4/28/2025	250,000	239,052
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	62,976
2.85%, 7/27/2026	25,000	23,266
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (c)	250,000	230,713
Comerica, Inc. 4.00%, 2/1/2029	50,000	47,260
Commonwealth Bank of Australia:
5.08%, 1/10/2025	500,000	500,710
5.32%, 3/13/2026	550,000	557,551
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	479,285
4.38%, 8/4/2025	250,000	245,505
5.50%, 10/5/2026	200,000	204,718
Series MTN, 5.50%, 7/18/2025	295,000	297,956
5.75%, 12/1/2043	50,000	51,595
Credit Suisse AG:
2.95%, 4/9/2025	500,000	484,480
7.50%, 2/15/2028	500,000	548,035
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	468,625
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	457,110
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	459,195
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	157,101
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	205,494
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	342,787
Discover Bank 3.45%, 7/27/2026	25,000	23,652
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	461,140
3.95%, 3/14/2028	100,000	95,974
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	57,150
Fifth Third Bank NA 3.85%, 3/15/2026	225,000	216,140
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	507,421

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	$ 450,000	$ 414,576
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	73,747
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	136,056
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	210,409
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	72,842
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	431,671
2.60%, 2/7/2030	750,000	658,815
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	151,090
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	546,989
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	95,830
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	171,762
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	501,291
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,056,604
3.50%, 1/23/2025	50,000	49,040
3.50%, 4/1/2025	250,000	244,612
3.50%, 11/16/2026	250,000	240,857
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	479,105
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	239,010
3.75%, 2/25/2026	50,000	48,860
3.80%, 3/15/2030	250,000	235,030
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	174,586
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	483,415
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	317,394
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	377,954
4.75%, 10/21/2045	50,000	47,426
Series MTN, 4.80%, 7/8/2044	50,000	47,338
5.15%, 5/22/2045	250,000	241,835
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	715,000	722,322
5.95%, 1/15/2027	50,000	51,418
6.25%, 2/1/2041	200,000	222,940
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (c)	750,000	825,637
6.75%, 10/1/2037	150,000	165,374
Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	$ 750,000	$ 687,502
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	332,647
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	178,040
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	476,050
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	174,598
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	166,918
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	172,180
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	240,912
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	200,000	195,808
4.30%, 3/8/2026	250,000	245,907
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	242,585
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	465,990
4.95%, 3/31/2030	250,000	247,825
5.25%, 3/14/2044 (b)	250,000	244,142
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	251,192
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	774,960
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	200,000	211,874
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,080,320
6.50%, 9/15/2037	200,000	209,662
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	500,000	519,245
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	535,735
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	576,035
HSBC USA, Inc. 5.63%, 3/17/2025	550,000	553,019
Huntington Bancshares, Inc.:
4.00%, 5/15/2025	100,000	97,986
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	309,279
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	241,577
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	462,635

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	$ 200,000	$ 194,820
4.55%, 10/2/2028	200,000	197,472
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	200,000	204,152
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	210,324
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	229,663
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	555,588
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	104,180
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	124,582
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	81,198
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	529,022
3 mo. USD Term SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	691,718
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	239,585
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	182,728
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	432,705
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	70,920
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	129,482
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	765,929
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	193,720
2.95%, 10/1/2026	350,000	333,739
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	583,296
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	496,991
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	85,630
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	127,538
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	179,870
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,200,000	931,152
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	363,687
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	$ 185,000	$ 175,138
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	190,994
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	117,566
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	241,427
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	177,320
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	84,109
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	42,629
4.13%, 12/15/2026	50,000	49,032
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	194,296
4.25%, 10/1/2027	80,000	79,125
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	88,675
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	491,715
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	243,832
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	136,963
4.85%, 2/1/2044	50,000	49,051
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	500,045
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	988,890
4.95%, 6/1/2045	50,000	47,805
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	928,460
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,082,285
5.40%, 1/6/2042	50,000	51,838
5.50%, 10/15/2040	150,000	156,245
5.63%, 8/16/2043	250,000	261,920
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (c)	750,000	775,627
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	514,445
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	305,051
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	216,928

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA 5.11%, 12/8/2026	$ 400,000	$ 403,776
KeyBank NA:
3.40%, 5/20/2026	25,000	23,511
4.39%, 12/14/2027	300,000	281,757
5.00%, 1/26/2033	500,000	467,190
5.85%, 11/15/2027	250,000	249,942
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	90,035
Series MTN, 4.15%, 10/29/2025	65,000	63,420
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	460,065
1.25%, 1/31/2025	500,000	481,700
3.00%, 5/20/2027	225,000	217,391
3.63%, 4/1/2026	955,000	942,957
3.75%, 2/15/2028	425,000	420,801
3.88%, 6/15/2028 (b)	795,000	790,572
4.13%, 7/15/2033	1,000,000	1,005,870
4.63%, 8/7/2026	250,000	252,772
4.75%, 10/29/2030 (b)	400,000	417,688
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	47,057
2.00%, 1/13/2025	25,000	24,306
Series 44, 3.88%, 6/14/2028	750,000	746,632
Series MTN, 5.00%, 10/24/2033	250,000	268,905
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	183,316
1 yr. CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	195,256
3.75%, 1/11/2027	100,000	96,085
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	191,494
4.34%, 1/9/2048 (b)	200,000	160,822
4.55%, 8/16/2028	250,000	246,192
4.65%, 3/24/2026	100,000	98,266
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	246,747
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	243,990
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b) (c)	500,000	512,520
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	286,790
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	159,146
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	500,000	473,690
Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	$ 500,000	$ 486,085
5.40%, 11/21/2025	250,000	248,972
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	472,230
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	91,399
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	455,400
2.19%, 2/25/2025	250,000	241,525
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	415,125
2.76%, 9/13/2026	25,000	23,593
3.29%, 7/25/2027 (b)	50,000	47,679
3.68%, 2/22/2027	50,000	48,480
3.74%, 3/7/2029 (b)	250,000	238,772
3.78%, 3/2/2025	50,000	49,175
3.85%, 3/1/2026	25,000	24,416
3.96%, 3/2/2028	50,000	48,686
4.05%, 9/11/2028 (b)	100,000	97,203
4.29%, 7/26/2038 (b)	35,000	32,934
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	200,000	202,716
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	202,896
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	509,155
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	200,000	206,542
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	200,000	207,236
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b) (c)	200,000	204,748
1 yr. CMT + 1.08%, 5.72%, 2/20/2026 (c)	500,000	502,100
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	416,730
2.56%, 9/13/2031	215,000	175,083
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	176,908
4.02%, 3/5/2028	200,000	194,102
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	202,526
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	358,092
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	207,526
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	247,044
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	414,153

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	$ 700,000	$ 639,625
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	225,679
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	51,864
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	421,832
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	244,907
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	163,424
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	621,827
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	158,754
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	91,232
Series MTN, SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	145,185
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	218,993
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	166,775
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	114,743
Series MTN, 3.13%, 7/27/2026	225,000	215,390
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	498,082
3.59%, 7/22/2028 (c)	100,000	95,440
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	460,740
3.63%, 1/20/2027	100,000	97,000
Series GMTN, 3.88%, 1/27/2026	125,000	122,464
3.95%, 4/23/2027	25,000	24,265
3.97%, 7/22/2038 (c)	100,000	87,674
Series GMTN, 4.00%, 7/23/2025	500,000	492,905
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	170,975
4.30%, 1/27/2045	50,000	45,157
Series GMTN, 4.35%, 9/8/2026	50,000	49,101
4.38%, 1/22/2047	100,000	90,135
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	243,530
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	$ 250,000	$ 230,493
SOFR + 1.30%, 5.05%, 1/28/2027 (b) (c)	80,000	80,068
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	637,540
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	155,724
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	179,815
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	155,560
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	192,658
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	295,487
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	216,028
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	136,698
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	250,000	254,565
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	262,112
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,055,627
6.38%, 7/24/2042	65,000	75,283
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,102,951
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	254,826
Morgan Stanley Bank NA:
4.75%, 4/21/2026	500,000	499,720
5.48%, 7/16/2025	250,000	252,242
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	47,453
4.94%, 1/12/2028	300,000	303,195
4.97%, 1/12/2026	250,000	251,550
National Bank of Canada 5.25%, 1/17/2025	250,000	249,885
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	464,540
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	191,344
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (c)	750,000	769,687
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	550,000	555,065

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Northern Trust Corp.:
1.95%, 5/1/2030	$ 75,000	$ 64,620
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	58,269
3.65%, 8/3/2028 (b)	100,000	96,932
4.00%, 5/10/2027	100,000	98,624
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	646,490
PNC Bank NA 3.25%, 1/22/2028	250,000	235,205
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	112,861
2.55%, 1/22/2030	500,000	437,500
3.15%, 5/19/2027	100,000	94,808
3.45%, 4/23/2029	100,000	94,758
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	93,937
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	114,088
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	506,105
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	750,000	765,022
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	145,000	146,021
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	181,612
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	222,104
Regions Financial Corp. 2.25%, 5/18/2025	100,000	95,334
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	91,471
1.20%, 4/27/2026	100,000	92,347
2.05%, 1/21/2027	100,000	92,837
Series GMTN, 2.30%, 11/3/2031 (b)	100,000	84,366
3.63%, 5/4/2027	250,000	241,497
3.88%, 5/4/2032	500,000	471,205
Series GMTN, 4.65%, 1/27/2026	100,000	99,185
Series GMTN, 4.90%, 1/12/2028 (b)	500,000	505,805
Series GMTN, 5.20%, 7/20/2026 (b)	350,000	353,829
Series GMTN, 5.20%, 8/1/2028	500,000	509,990
Series MTN, 6.00%, 11/1/2027	200,000	209,622
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	48,579
4.50%, 7/17/2025	50,000	49,460
Security Description	Principal Amount	Value
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	$ 295,000	$ 295,534
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	698,254
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	233,240
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	227,560
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b) (c)	200,000	187,938
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	254,807
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	189,284
1.90%, 9/17/2028	550,000	481,453
2.14%, 9/23/2030	200,000	166,200
2.30%, 1/12/2041	750,000	518,677
2.35%, 1/15/2025	500,000	485,290
3.01%, 10/19/2026	50,000	47,623
3.04%, 7/16/2029	200,000	182,650
3.36%, 7/12/2027	50,000	47,566
3.78%, 3/9/2026	30,000	29,251
3.94%, 7/19/2028 (b)	50,000	48,229
4.31%, 10/16/2028 (b)	100,000	97,395
5.46%, 1/13/2026	500,000	504,110
5.52%, 1/13/2028 (b)	400,000	409,488
5.77%, 1/13/2033	200,000	211,244
5.80%, 7/13/2028 (b)	500,000	517,885
5.88%, 7/13/2026	250,000	255,742
Synchrony Bank 5.40%, 8/22/2025	500,000	492,520
Synovus Bank 5.63%, 2/15/2028	250,000	240,615
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	250,000	233,318
Series MTN, 1.15%, 6/12/2025	200,000	189,358
Series MTN, 1.20%, 6/3/2026	100,000	91,810
Series MTN, 1.25%, 9/10/2026	100,000	91,369
Series MTN, 2.00%, 9/10/2031 (b)	100,000	83,154
Series GMTN, 2.45%, 1/12/2032	150,000	125,886
Series MTN, 3.20%, 3/10/2032	200,000	177,162
3.77%, 6/6/2025	200,000	196,742
4.11%, 6/8/2027	200,000	196,480
5.16%, 1/10/2028	500,000	508,965
5.26%, 12/11/2026	130,000	132,560

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series MTN, 5.52%, 7/17/2028	$ 200,000	$ 205,912
Series MTN, 5.53%, 7/17/2026	200,000	203,838
Truist Bank:
3.63%, 9/16/2025	25,000	24,202
4.05%, 11/3/2025	40,000	39,347
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	87,659
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	54,978
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	43,210
Series MTN, 3.88%, 3/19/2029 (b)	100,000	93,624
4.00%, 5/1/2025	100,000	98,286
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	173,372
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	103,664
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	765,307
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	763,455
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	362,883
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	120,996
1.45%, 5/12/2025	150,000	142,932
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	183,820
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	166,980
Series DMTN, 3.00%, 7/30/2029	100,000	90,504
Series MTN, 3.10%, 4/27/2026 (b)	50,000	47,938
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	200,000	196,776
SOFR + 2.02%, 5.78%, 6/12/2029 (b) (c)	750,000	770,340
SOFR + 2.26%, 5.84%, 6/12/2034 (b) (c)	250,000	258,030
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	159,974
U.S. Bank NA 2.05%, 1/21/2025	500,000	483,625
Security Description	Principal Amount	Value
UBS AG:
5.65%, 9/11/2028	$ 450,000	$ 466,771
5.80%, 9/11/2025	450,000	455,305
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.01%, 2.16%, 2/11/2026 (c)	625,000	601,844
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	297,119
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	183,170
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	216,160
3.00%, 4/22/2026	250,000	239,562
3.00%, 10/23/2026	250,000	237,397
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	691,795
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	105,173
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	607,805
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	634,643
Series MTN, 3.55%, 9/29/2025	50,000	48,888
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	333,487
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	142,190
Series MTN, 4.15%, 1/24/2029	250,000	243,215
Series GMTN, 4.30%, 7/22/2027	50,000	48,961
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	145,130
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	500,000	495,060
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	1,250,000	1,129,750
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	163,895
Series GMTN, 4.90%, 11/17/2045	150,000	136,818
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	487,410

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	$ 500,000	$ 476,920
5.38%, 11/2/2043	150,000	146,021
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	762,713
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	611,436
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	444,096
5.61%, 1/15/2044	325,000	324,236
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	284,826
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	272,272
Wells Fargo Bank NA:
5.25%, 12/11/2026	780,000	789,968
5.45%, 8/7/2026	470,000	477,656
5.55%, 8/1/2025	470,000	474,874
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	92,108
2.15%, 6/3/2031	600,000	506,904
2.35%, 2/19/2025	100,000	97,269
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	32,536
2.85%, 5/13/2026	50,000	48,031
2.96%, 11/16/2040	530,000	365,546
3.35%, 3/8/2027	150,000	144,591
3.40%, 1/25/2028	100,000	95,688
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	27,499
4.42%, 7/24/2039	25,000	21,803
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	250,000	247,930
5.46%, 11/18/2027	250,000	258,227
6.82%, 11/17/2033	750,000	814,440
Zions Bancorp NA 3.25%, 10/29/2029	250,000	204,913
		159,916,718
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	245,380
4.70%, 2/1/2036	925,000	923,187
4.90%, 2/1/2046	1,000,000	986,610
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	476,550
4.00%, 4/13/2028	80,000	79,070
4.35%, 6/1/2040	500,000	467,875
4.38%, 4/15/2038	215,000	204,237
4.60%, 4/15/2048	35,000	33,206
4.75%, 1/23/2029	750,000	762,555
Security Description	Principal Amount	Value
4.90%, 1/23/2031	$ 65,000	$ 67,613
4.95%, 1/15/2042	250,000	250,532
5.45%, 1/23/2039	350,000	369,278
5.55%, 1/23/2049	350,000	377,478
5.80%, 1/23/2059	45,000	50,476
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	49,072
4.00%, 4/15/2038	50,000	45,312
4.75%, 4/15/2033 (b)	200,000	203,798
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	220,570
1.38%, 3/15/2031	200,000	165,034
1.45%, 6/1/2027	790,000	722,060
1.50%, 3/5/2028	60,000	54,086
2.00%, 3/5/2031	65,000	56,113
2.13%, 9/6/2029	150,000	135,517
2.25%, 1/5/2032 (b)	100,000	87,369
2.50%, 3/15/2051	250,000	168,280
2.60%, 6/1/2050	350,000	241,307
2.88%, 5/5/2041	100,000	79,338
3.00%, 3/5/2051	90,000	68,034
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032 (b)	250,000	198,830
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	210,292
2.88%, 5/1/2030	25,000	22,393
3.15%, 8/1/2029	100,000	93,019
3.75%, 5/1/2050	20,000	15,977
4.50%, 5/9/2047	50,000	44,549
4.65%, 11/15/2028 (b)	30,000	30,050
5.00%, 2/2/2026	665,000	664,887
Diageo Capital PLC:
2.13%, 4/29/2032 (b)	500,000	417,605
3.88%, 5/18/2028	200,000	195,772
5.30%, 10/24/2027	550,000	568,073
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	22,783
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	40,000	34,176
3.20%, 5/1/2030	45,000	41,366
3.35%, 3/15/2051	280,000	208,678
3.80%, 5/1/2050	70,000	56,796
3.95%, 4/15/2029	200,000	194,910
4.42%, 5/25/2025	200,000	197,998
4.50%, 4/15/2052	500,000	457,430
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	47,876
4.20%, 7/15/2046 (b)	30,000	25,602
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	33,061
1.63%, 5/1/2030	75,000	63,914
2.25%, 3/19/2025	250,000	242,972
2.63%, 7/29/2029	50,000	46,095
2.75%, 10/21/2051	200,000	142,238
2.85%, 2/24/2026	85,000	82,196

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
2.88%, 10/15/2049	$ 100,000	$ 73,575
3.38%, 7/29/2049	35,000	27,929
3.45%, 10/6/2046	150,000	124,188
3.60%, 2/18/2028	550,000	538,428
4.45%, 5/15/2028 (b)	100,000	101,895
4.45%, 2/15/2033	100,000	102,525
4.55%, 2/13/2026	65,000	65,311
4.65%, 2/15/2053	850,000	844,509
5.13%, 11/10/2026	65,000	66,392
5.25%, 11/10/2025	350,000	355,505
		14,249,732
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	221,075
2.20%, 2/21/2027	820,000	762,387
2.30%, 2/25/2031	100,000	85,503
2.77%, 9/1/2053	65,000	41,818
3.15%, 2/21/2040	850,000	662,226
3.20%, 11/2/2027	250,000	238,872
3.38%, 2/21/2050	100,000	74,643
4.05%, 8/18/2029 (b)	500,000	489,540
4.20%, 2/22/2052	500,000	422,980
4.40%, 5/1/2045	50,000	44,448
4.56%, 6/15/2048	200,000	180,532
4.66%, 6/15/2051	150,000	136,711
4.88%, 3/1/2053	500,000	468,145
5.25%, 3/2/2025	535,000	536,247
5.25%, 3/2/2033	680,000	696,966
5.51%, 3/2/2026	85,000	85,038
5.65%, 3/2/2053	910,000	959,304
5.75%, 3/2/2063	795,000	836,173
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,870
Biogen, Inc.:
2.25%, 5/1/2030	35,000	29,880
3.25%, 2/15/2051	308,000	220,368
4.05%, 9/15/2025	50,000	49,180
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	262,703
1.65%, 10/1/2030 (b)	290,000	242,945
2.60%, 10/1/2040	350,000	257,845
2.80%, 10/1/2050	150,000	103,794
2.95%, 3/1/2027	25,000	23,845
3.65%, 3/1/2026	85,000	83,294
4.15%, 3/1/2047	120,000	104,669
4.50%, 2/1/2045	25,000	23,134
4.60%, 9/1/2035	100,000	98,938
4.75%, 3/1/2046	175,000	166,955
4.80%, 4/1/2044	25,000	24,162
5.55%, 10/15/2053	500,000	542,335
Illumina, Inc.:
5.75%, 12/13/2027	100,000	102,590
5.80%, 12/12/2025	250,000	251,752
Security Description	Principal Amount	Value
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	$ 35,000	$ 28,778
2.80%, 9/15/2050	30,000	19,834
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	65,352
2.20%, 9/2/2030	40,000	33,666
3.30%, 9/2/2040	65,000	49,003
3.55%, 9/2/2050	315,000	224,195
		9,959,695
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,932
2.05%, 5/15/2030	20,000	17,485
2.70%, 5/15/2040	50,000	38,188
2.80%, 5/15/2050	35,000	25,073
4.80%, 3/3/2033 (b)	250,000	258,417
Cabot Corp. 4.00%, 7/1/2029 (b)	25,000	23,756
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	615,474
6.38%, 7/15/2032	600,000	635,088
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	428,215
3.60%, 11/15/2050	750,000	580,095
4.25%, 10/1/2034	36,000	34,480
4.38%, 11/15/2042	50,000	44,151
4.80%, 11/30/2028 (b)	100,000	101,026
4.80%, 5/15/2049	65,000	59,832
6.90%, 5/15/2053	500,000	603,855
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	99,373
4.73%, 11/15/2028	150,000	152,382
5.42%, 11/15/2048	110,000	114,884
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,573
4.50%, 12/1/2028	100,000	97,944
5.75%, 3/8/2033	250,000	259,627
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	459,785
2.70%, 11/1/2026	150,000	143,653
2.75%, 8/18/2055	500,000	337,645
EIDP, Inc. 1.70%, 7/15/2025	40,000	37,971
FMC Corp. 4.50%, 10/1/2049	100,000	78,597
Huntsman International LLC 4.50%, 5/1/2029	20,000	19,298
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	43,911
Linde, Inc.:
1.10%, 8/10/2030	500,000	414,730
3.20%, 1/30/2026	275,000	267,275

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.55%, 11/7/2042	$ 25,000	$ 20,808
4.70%, 12/5/2025	250,000	250,440
LYB International Finance BV 4.88%, 3/15/2044	25,000	23,121
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,687
2.25%, 10/1/2030	25,000	21,444
3.38%, 10/1/2040	280,000	215,160
3.63%, 4/1/2051	40,000	29,203
3.80%, 10/1/2060	30,000	21,360
4.20%, 10/15/2049	50,000	39,891
4.20%, 5/1/2050	50,000	39,963
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	21,766
Mosaic Co.:
4.05%, 11/15/2027	250,000	243,922
5.63%, 11/15/2043	25,000	24,664
NewMarket Corp. 2.70%, 3/18/2031	750,000	630,757
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	90,400
3.00%, 4/1/2025	50,000	48,590
4.00%, 12/15/2026	50,000	48,917
4.13%, 3/15/2035	25,000	23,168
4.20%, 4/1/2029	85,000	83,595
4.90%, 3/27/2028 (b)	140,000	141,474
5.00%, 4/1/2049	150,000	142,672
5.80%, 3/27/2053	750,000	804,442
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	64,728
2.80%, 8/15/2029	100,000	90,910
RPM International, Inc.:
2.95%, 1/15/2032	500,000	422,610
3.75%, 3/15/2027	50,000	48,073
4.25%, 1/15/2048 (b)	200,000	165,564
5.25%, 6/1/2045	25,000	23,562
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	129,044
2.30%, 5/15/2030	60,000	52,299
2.95%, 8/15/2029	50,000	46,327
3.30%, 5/15/2050	100,000	73,665
3.45%, 6/1/2027	30,000	28,978
3.80%, 8/15/2049	50,000	40,321
Westlake Corp.:
3.13%, 8/15/2051	350,000	232,260
4.38%, 11/15/2047	150,000	125,656
5.00%, 8/15/2046	100,000	91,732
		10,655,888
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	62,440
1.70%, 5/15/2028	60,000	54,143
Security Description	Principal Amount	Value
Block Financial LLC 3.88%, 8/15/2030	$ 30,000	$ 27,438
California Institute of Technology 3.65%, 9/1/2119	45,000	32,000
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	44,157
3.70%, 4/1/2027	150,000	146,836
Equifax, Inc. 5.10%, 12/15/2027	115,000	116,232
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	89,096
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	17,349
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	68,916
2.15%, 1/15/2027	100,000	92,052
2.65%, 2/15/2025	350,000	339,216
4.45%, 6/1/2028	100,000	97,367
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	677,895
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	74,953
3.96%, 7/1/2038	50,000	45,322
Moody's Corp.:
2.00%, 8/19/2031	100,000	83,111
2.75%, 8/19/2041	350,000	255,192
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	121,840
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	48,127
2.65%, 10/1/2026	270,000	256,527
2.85%, 10/1/2029	30,000	27,476
3.25%, 6/1/2050	65,000	48,756
3.90%, 6/1/2027	70,000	68,936
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	175,927
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	45,600
3.05%, 10/1/2041	250,000	184,425
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	98,328
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	513,902
2.50%, 12/1/2029	55,000	49,590
2.90%, 3/1/2032	70,000	62,523
3.25%, 12/1/2049	65,000	48,838
3.70%, 3/1/2052	525,000	435,718
3.90%, 3/1/2062	30,000	25,184
5.25%, 9/15/2033 (b) (d)	250,000	261,572

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	$ 20,000	$ 13,798
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	17,980
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,766
University of Southern California:
2.81%, 10/1/2050	50,000	34,783
3.03%, 10/1/2039	25,000	20,647
Series A, 3.23%, 10/1/2120	35,000	22,135
4.98%, 10/1/2053	140,000	144,322
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	117,293
5.75%, 4/1/2033 (b)	115,000	123,335
		5,299,043
COMPUTERS — 0.5%
Apple, Inc.:
0.55%, 8/20/2025	200,000	188,088
0.70%, 2/8/2026	200,000	185,276
1.13%, 5/11/2025	350,000	333,767
1.20%, 2/8/2028	500,000	445,140
1.25%, 8/20/2030	200,000	166,128
1.40%, 8/5/2028	500,000	442,845
1.65%, 5/11/2030	90,000	77,036
1.65%, 2/8/2031	200,000	168,624
2.05%, 9/11/2026	750,000	707,167
2.38%, 2/8/2041	50,000	36,697
2.40%, 8/20/2050	110,000	72,136
2.65%, 5/11/2050	300,000	206,805
2.65%, 2/8/2051	200,000	137,298
2.70%, 8/5/2051	350,000	241,231
2.75%, 1/13/2025	200,000	195,954
2.80%, 2/8/2061	100,000	68,141
3.00%, 11/13/2027	100,000	95,918
3.20%, 5/11/2027	250,000	242,103
3.25%, 2/23/2026	150,000	146,406
3.25%, 8/8/2029 (b)	750,000	716,602
3.45%, 2/9/2045	350,000	292,043
3.85%, 5/4/2043	25,000	22,254
3.85%, 8/4/2046	150,000	130,767
3.95%, 8/8/2052	500,000	438,670
4.10%, 8/8/2062	750,000	669,397
4.38%, 5/13/2045	75,000	71,308
4.50%, 2/23/2036	350,000	357,892
4.65%, 2/23/2046	75,000	73,991
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	100,162
5.25%, 2/1/2028	500,000	512,930
5.75%, 2/1/2033 (b)	65,000	68,426
Security Description	Principal Amount	Value
6.02%, 6/15/2026	$ 520,000	$ 532,142
6.20%, 7/15/2030	250,000	268,330
8.35%, 7/15/2046	252,000	332,139
DXC Technology Co.:
1.80%, 9/15/2026	100,000	91,223
2.38%, 9/15/2028	100,000	87,547
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	139,680
4.90%, 10/15/2025	70,000	69,755
6.10%, 4/1/2026	350,000	350,406
6.20%, 10/15/2035	10,000	10,980
6.35%, 10/15/2045	10,000	10,799
HP, Inc.:
1.45%, 6/17/2026	200,000	184,168
4.00%, 4/15/2029 (b)	500,000	485,370
4.20%, 4/15/2032 (b)	200,000	189,646
6.00%, 9/15/2041 (b)	250,000	263,892
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	775,795
1.95%, 5/15/2030	350,000	300,975
2.72%, 2/9/2032 (b)	100,000	87,992
2.85%, 5/15/2040	100,000	74,743
2.95%, 5/15/2050	100,000	69,032
3.30%, 5/15/2026	250,000	242,833
3.50%, 5/15/2029	215,000	205,110
4.00%, 7/27/2025	500,000	494,715
4.15%, 7/27/2027	250,000	247,245
4.15%, 5/15/2039	100,000	90,828
4.70%, 2/19/2046	325,000	307,697
5.88%, 11/29/2032	25,000	27,363
Leidos, Inc.:
2.30%, 2/15/2031	55,000	46,002
3.63%, 5/15/2025	25,000	24,385
5.75%, 3/15/2033	95,000	98,878
Western Digital Corp.:
2.85%, 2/1/2029	30,000	25,739
3.10%, 2/1/2032	55,000	43,800
		13,790,411
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	517,618
2.49%, 2/15/2027	35,000	32,940
2.70%, 2/15/2031	250,000	218,267
2.72%, 2/15/2030	300,000	268,590
3.38%, 4/5/2040	515,000	414,858
3.58%, 4/5/2050	550,000	431,079
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	186,440
5.88%, 6/1/2033	65,000	68,002
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	286,806

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	$ 15,000	$ 12,468
Lennox International, Inc. 1.35%, 8/1/2025	25,000	23,533
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	42,591
3.20%, 7/15/2051	70,000	52,012
4.25%, 12/15/2047	100,000	88,190
Masco Corp.:
2.00%, 2/15/2031	100,000	82,356
3.13%, 2/15/2051	500,000	350,335
4.50%, 5/15/2047	100,000	86,035
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	92,511
Owens Corning:
3.95%, 8/15/2029	70,000	66,755
4.30%, 7/15/2047	100,000	88,249
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	96,887
5.25%, 3/3/2033	90,000	93,260
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	26,884
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	93,762
5.80%, 3/1/2026	165,000	165,104
		3,885,532
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	500,000	514,945
5.05%, 3/22/2053	750,000	775,973
5.35%, 3/22/2026	500,000	508,560
Unilever Capital Corp.:
4.88%, 9/8/2028 (b)	200,000	205,684
5.00%, 12/8/2033	200,000	207,912
		2,213,074
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	96,543
4.60%, 6/15/2045	50,000	48,265
		144,808
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	225,000	209,223
2.45%, 10/29/2026	150,000	138,947
3.30%, 1/30/2032	900,000	783,765
3.40%, 10/29/2033	150,000	128,874
3.65%, 7/21/2027	150,000	142,605
6.45%, 4/15/2027 (d)	750,000	776,662
Security Description	Principal Amount	Value
6.50%, 7/15/2025	$ 500,000	$ 507,440
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	62,225
Air Lease Corp.:
1.88%, 8/15/2026	100,000	92,088
Series MTN, 2.88%, 1/15/2026	160,000	152,531
3.13%, 12/1/2030	100,000	87,572
3.25%, 3/1/2025	100,000	97,381
3.63%, 4/1/2027	70,000	66,889
Series GMTN, 3.75%, 6/1/2026	150,000	144,932
5.30%, 2/1/2028	150,000	151,788
5.85%, 12/15/2027	250,000	256,560
Aircastle Ltd. 4.25%, 6/15/2026	65,000	62,886
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	85,518
5.80%, 5/1/2025 (b)	215,000	215,176
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	205,654
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	129,298
7.10%, 11/15/2027 (b)	200,000	208,458
American Express Co.:
1.65%, 11/4/2026	550,000	507,650
2.25%, 3/4/2025	500,000	483,825
2.55%, 3/4/2027	165,000	154,580
3.95%, 8/1/2025	250,000	246,010
4.20%, 11/6/2025	105,000	103,794
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	240,745
4.90%, 2/13/2026	45,000	45,100
SOFR + 1.00%, 4.99%, 5/1/2026 (c)	250,000	249,412
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	104,735
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	255,015
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	92,157
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	69,512
5.15%, 5/15/2033	60,000	61,901
BGC Group, Inc. 8.00%, 5/25/2028 (b)	200,000	209,866
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	21,086
2.40%, 4/30/2030	45,000	40,203
3.20%, 3/15/2027	56,000	54,239
3.25%, 4/30/2029	60,000	57,694
4.75%, 5/25/2033	235,000	237,437
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	365,305

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
2.72%, 4/15/2031	$ 80,000	$ 67,886
3.50%, 3/30/2051	50,000	36,587
3.90%, 1/25/2028	50,000	48,128
4.35%, 4/15/2030	100,000	96,363
4.70%, 9/20/2047	50,000	43,624
4.85%, 3/29/2029	100,000	99,488
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	269,757
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	241,476
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	167,703
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	178,412
3.75%, 7/28/2026	125,000	119,736
3.80%, 1/31/2028	250,000	237,510
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	245,730
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	155,034
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	497,985
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	769,395
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	170,057
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	82,313
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	229,217
1.15%, 5/13/2026	50,000	45,851
1.65%, 3/11/2031 (b)	250,000	201,410
2.00%, 3/20/2028 (b)	500,000	445,230
2.30%, 5/13/2031 (b)	100,000	83,590
3.20%, 1/25/2028	50,000	47,218
3.45%, 2/13/2026	50,000	48,453
3.85%, 5/21/2025	250,000	245,485
4.00%, 2/1/2029 (b)	50,000	48,565
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	205,350
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	264,012
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	146,972
CI Financial Corp. 3.20%, 12/17/2030 (b)	250,000	197,665
CME Group, Inc.:
2.65%, 3/15/2032	145,000	128,872
3.75%, 6/15/2028	100,000	97,831
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	57,005
Discover Financial Services:
4.10%, 2/9/2027	75,000	71,988
4.50%, 1/30/2026	50,000	49,317
Security Description	Principal Amount	Value
6.70%, 11/29/2032	$ 400,000	$ 418,588
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,856
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	81,672
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,924
2.65%, 9/15/2040	50,000	37,318
3.00%, 6/15/2050	25,000	17,897
3.00%, 9/15/2060	50,000	33,851
3.10%, 9/15/2027	100,000	95,291
3.65%, 5/23/2025	595,000	583,659
3.75%, 12/1/2025	180,000	176,855
4.00%, 9/15/2027	200,000	196,470
4.25%, 9/21/2048	150,000	134,643
4.35%, 6/15/2029	85,000	84,660
4.60%, 3/15/2033	55,000	54,898
4.95%, 6/15/2052	95,000	95,031
5.20%, 6/15/2062	145,000	148,432
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,697
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	207,307
2.75%, 10/15/2032	40,000	32,837
4.15%, 1/23/2030	50,000	46,963
4.85%, 1/15/2027	90,000	89,626
5.88%, 7/21/2028	110,000	112,809
6.50%, 1/20/2043	50,000	52,747
Lazard Group LLC 4.50%, 9/19/2028	100,000	97,235
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	96,941
2.95%, 6/1/2029	100,000	94,148
3.30%, 3/26/2027	30,000	29,098
3.35%, 3/26/2030	50,000	47,668
3.50%, 2/26/2028	30,000	29,312
3.65%, 6/1/2049	100,000	84,598
3.85%, 3/26/2050	515,000	451,161
3.95%, 2/26/2048	30,000	26,898
4.88%, 3/9/2028	215,000	221,869
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	162,380
2.50%, 12/21/2040	250,000	173,745
3.25%, 4/28/2050	40,000	28,301
3.95%, 3/7/2052	500,000	396,585
5.95%, 8/15/2053	500,000	538,390
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	137,127
1.85%, 7/16/2025	200,000	189,220
2.33%, 1/22/2027	500,000	458,605
2.65%, 1/16/2025	500,000	484,935
5.71%, 1/9/2026	500,000	503,605
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	85,251
3.70%, 7/18/2027	50,000	48,136

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.00%, 4/13/2032 (b)	$ 100,000	$ 93,863
Radian Group, Inc. 6.63%, 3/15/2025 (b)	350,000	350,371
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	124,555
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	90,938
Synchrony Financial:
2.88%, 10/28/2031	150,000	120,212
4.50%, 7/23/2025	50,000	48,851
Visa, Inc.:
0.75%, 8/15/2027	45,000	39,808
1.10%, 2/15/2031 (b)	500,000	405,735
1.90%, 4/15/2027	500,000	465,465
2.05%, 4/15/2030	150,000	131,892
2.70%, 4/15/2040	350,000	270,606
2.75%, 9/15/2027 (b)	250,000	238,045
3.65%, 9/15/2047	100,000	84,304
4.15%, 12/14/2035	50,000	49,029
4.30%, 12/14/2045	200,000	186,556
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	48,353
		24,501,775
ELECTRIC — 2.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	35,875
Series H, 3.45%, 1/15/2050	100,000	72,456
3.80%, 10/1/2047	25,000	18,870
4.70%, 5/15/2032	200,000	195,564
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	79,815
3.80%, 6/15/2049	50,000	39,724
4.25%, 9/15/2048	20,000	17,274
AES Corp.:
1.38%, 1/15/2026	250,000	231,330
2.45%, 1/15/2031	500,000	420,225
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	40,505
3.13%, 7/15/2051	50,000	35,747
3.85%, 12/1/2042	75,000	63,312
Series A, 4.30%, 7/15/2048	65,000	56,619
Ameren Corp.:
1.75%, 3/15/2028	50,000	44,233
3.65%, 2/15/2026	50,000	48,536
5.00%, 1/15/2029	200,000	201,148
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	40,887
3.80%, 5/15/2028	25,000	24,354
4.15%, 3/15/2046	50,000	43,229
4.50%, 3/15/2049	50,000	45,843
4.95%, 6/1/2033 (b)	400,000	404,836
Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	$ 30,000	$ 27,864
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b) (c)	250,000	211,380
Series J, 4.30%, 12/1/2028	100,000	97,800
5.63%, 3/1/2033	190,000	197,923
5.70%, 8/15/2025	90,000	90,671
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,907
Series BB, 4.50%, 8/1/2032	85,000	81,873
7.00%, 4/1/2038	25,000	28,917
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	52,425
3.75%, 5/15/2046	25,000	19,076
4.20%, 8/15/2048	25,000	20,267
4.25%, 3/1/2049	50,000	40,363
4.35%, 11/15/2045	50,000	42,122
5.55%, 8/1/2033	350,000	362,341
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	341,304
5.40%, 6/1/2053	500,000	517,665
6.35%, 10/1/2036	50,000	54,856
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	24,077
2.85%, 5/15/2051	300,000	203,184
3.25%, 4/15/2028	30,000	28,501
3.70%, 7/15/2030	250,000	236,810
4.25%, 10/15/2050	500,000	424,250
4.50%, 2/1/2045	50,000	46,341
4.60%, 5/1/2053	500,000	446,240
5.15%, 11/15/2043	150,000	148,302
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,717
3.88%, 10/15/2049 (b)	100,000	74,820
4.35%, 5/1/2033	30,000	27,719
5.95%, 3/15/2028	200,000	207,308
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	47,082
Series Z, 2.40%, 9/1/2026	50,000	47,103
Series AA, 3.00%, 2/1/2027	100,000	95,313
Series AF, 3.35%, 4/1/2051	350,000	266,304
3.95%, 3/1/2048	50,000	42,541
Series AC, 4.25%, 2/1/2049	200,000	176,560
4.95%, 4/1/2033	500,000	509,775
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	34,230
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,870

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
CMS Energy Corp.:
3.45%, 8/15/2027	$ 50,000	$ 47,622
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	45,290
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	185,866
Series 130, 3.13%, 3/15/2051	150,000	106,381
Series 132, 3.15%, 3/15/2032	100,000	89,220
Series 123, 3.75%, 8/15/2047	150,000	121,174
4.00%, 3/1/2048	125,000	106,126
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (b)	250,000	231,705
Series A, 3.20%, 3/15/2027	150,000	143,962
Series A, 4.15%, 6/1/2045	100,000	88,601
4.90%, 7/1/2033	350,000	353,811
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	172,860
Series C, 3.00%, 12/1/2060	150,000	97,791
3.20%, 12/1/2051	500,000	355,100
3.60%, 6/15/2061	250,000	188,397
3.70%, 11/15/2059	85,000	63,991
3.85%, 6/15/2046	50,000	40,788
Series 20B, 3.95%, 4/1/2050	250,000	209,240
Series D, 4.00%, 12/1/2028	100,000	97,757
Series A, 4.13%, 5/15/2049	100,000	83,873
4.45%, 3/15/2044	75,000	67,333
4.50%, 5/15/2058	100,000	86,970
5.50%, 3/15/2034	200,000	210,222
5.90%, 11/15/2053	100,000	110,345
Series 06-B, 6.20%, 6/15/2036	25,000	27,102
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	128,744
5.80%, 3/1/2033	145,000	152,713
6.50%, 10/1/2053	250,000	282,497
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	39,616
3.75%, 2/15/2050	50,000	41,281
4.05%, 5/15/2048	100,000	87,536
4.63%, 5/15/2033	100,000	99,915
4.65%, 3/1/2028	300,000	301,692
4.90%, 2/15/2029	100,000	101,980
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	23,064
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	$ 150,000	$ 125,598
6.25%, 10/15/2053	205,000	236,010
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	69,521
Series C, 2.25%, 8/15/2031	45,000	37,251
Series D, 2.85%, 8/15/2026	25,000	23,572
Series B, 3.30%, 4/15/2041	565,000	431,688
Series C, 3.38%, 4/1/2030	350,000	322,497
4.70%, 12/1/2044	130,000	115,285
5.38%, 11/15/2032	350,000	359,012
DTE Electric Co.:
2.25%, 3/1/2030	500,000	438,685
Series A, 3.00%, 3/1/2032 (b)	100,000	88,716
3.70%, 6/1/2046	75,000	60,321
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	70,000	65,974
Series C, 3.40%, 6/15/2029	164,000	153,325
4.88%, 6/1/2028	290,000	292,474
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	133,869
2.55%, 4/15/2031	75,000	65,201
2.85%, 3/15/2032	155,000	135,444
3.20%, 8/15/2049	100,000	72,896
3.45%, 4/15/2051	90,000	68,123
3.88%, 3/15/2046	150,000	121,825
3.95%, 11/15/2028 (b)	100,000	98,425
4.25%, 12/15/2041	130,000	115,121
4.95%, 1/15/2033	250,000	254,827
5.35%, 1/15/2053	500,000	513,125
5.40%, 1/15/2054	750,000	774,870
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	326,389
2.55%, 6/15/2031	100,000	85,337
2.65%, 9/1/2026	50,000	47,447
3.15%, 8/15/2027	100,000	94,590
3.30%, 6/15/2041	850,000	651,899
3.50%, 6/15/2051	100,000	73,590
3.75%, 9/1/2046	250,000	193,557
3.95%, 8/15/2047	150,000	118,903
5.00%, 8/15/2052	500,000	467,555
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	133,816
3.20%, 1/15/2027	250,000	241,660
6.40%, 6/15/2038	50,000	55,987
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	42,129
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	22,103
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	62,978

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.40%, 4/1/2032	$ 145,000	$ 131,313
3.60%, 9/15/2047	50,000	38,537
3.70%, 9/1/2028	50,000	48,477
4.20%, 8/15/2045	150,000	128,449
Edison International:
4.13%, 3/15/2028	50,000	48,303
5.25%, 11/15/2028	285,000	286,947
6.95%, 11/15/2029	300,000	326,106
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	107,115
Enel Chile SA 4.88%, 6/12/2028	50,000	49,216
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	63,013
3.35%, 6/15/2052	100,000	72,430
4.20%, 4/1/2049	25,000	21,441
Entergy Corp.:
1.90%, 6/15/2028	125,000	110,712
2.40%, 6/15/2031	150,000	125,529
2.95%, 9/1/2026	50,000	47,513
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,085
3.10%, 6/15/2041	250,000	189,095
3.25%, 4/1/2028	200,000	187,914
4.20%, 4/1/2050	50,000	42,496
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	23,122
3.50%, 6/1/2051 (b)	145,000	108,070
3.85%, 6/1/2049	125,000	100,307
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	69,477
3.55%, 9/30/2049	25,000	18,936
5.80%, 9/1/2053	640,000	688,205
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,692
4.13%, 3/1/2042	30,000	25,843
5.70%, 3/15/2053	135,000	141,048
5.90%, 11/15/2033	150,000	160,537
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	42,605
Series 2019, 4.13%, 4/1/2049	100,000	82,291
4.20%, 6/15/2047	25,000	21,155
4.20%, 3/15/2048	50,000	42,166
Eversource Energy:
2.90%, 3/1/2027	100,000	94,667
3.38%, 3/1/2032	100,000	88,632
Series O, 4.25%, 4/1/2029	25,000	24,292
5.45%, 3/1/2028	160,000	164,586
5.95%, 2/1/2029	250,000	262,115
Exelon Corp.:
2.75%, 3/15/2027	100,000	94,171
3.35%, 3/15/2032	100,000	89,469
3.40%, 4/15/2026	100,000	96,860
Security Description	Principal Amount	Value
3.95%, 6/15/2025	$ 50,000	$ 49,161
4.10%, 3/15/2052	350,000	284,385
4.70%, 4/15/2050	250,000	225,890
5.10%, 6/15/2045	330,000	311,949
5.15%, 3/15/2028	550,000	558,228
5.30%, 3/15/2033	100,000	102,147
5.60%, 3/15/2053	100,000	101,749
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	429,710
2.85%, 4/1/2025	500,000	488,140
2.88%, 12/4/2051	750,000	520,612
3.15%, 10/1/2049	30,000	22,116
3.95%, 3/1/2048	85,000	72,513
3.99%, 3/1/2049	25,000	21,400
4.05%, 10/1/2044	50,000	43,746
4.13%, 6/1/2048	100,000	87,400
5.10%, 4/1/2033	500,000	516,600
Fortis, Inc. 3.06%, 10/4/2026	50,000	47,474
Georgia Power Co. Series A, 3.25%, 3/15/2051	570,000	413,774
Idaho Power Co. Series MTN, 5.80%, 4/1/2054	250,000	267,620
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	32,109
4.25%, 8/15/2048	15,000	12,631
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	37,325
3.70%, 9/15/2046	50,000	38,204
4.10%, 9/26/2028	50,000	48,586
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	92,553
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,525
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	125,277
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	91,843
1.35%, 3/15/2031	50,000	39,302
Series MTN, 1.65%, 6/15/2031	200,000	159,448
3.40%, 2/7/2028	50,000	47,918
3.90%, 11/1/2028	100,000	96,812
4.02%, 11/1/2032	50,000	46,893
Series MTN, 5.05%, 9/15/2028 (b)	500,000	510,950
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	213,870
2.44%, 1/15/2032	500,000	419,280
2.75%, 11/1/2029	165,000	148,203
3.50%, 4/1/2029	100,000	94,610
3.55%, 5/1/2027	100,000	96,382

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.63%, 7/15/2027	$ 500,000	$ 499,340
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	21,677
5.05%, 2/28/2033	500,000	502,165
5.25%, 2/28/2053	500,000	490,180
5.75%, 9/1/2025	200,000	202,098
Northern States Power Co.:
2.60%, 6/1/2051	50,000	32,729
2.90%, 3/1/2050	30,000	21,030
3.60%, 9/15/2047	50,000	39,413
5.10%, 5/15/2053	350,000	354,665
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	48,293
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	92,108
6.20%, 12/1/2053 (d)	150,000	161,410
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	80,888
4.00%, 6/1/2049	20,000	16,333
5.00%, 6/1/2033 (b)	350,000	352,366
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028 (b)	50,000	48,397
5.40%, 1/15/2033	105,000	109,658
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	65,143
2.75%, 5/15/2030	75,000	67,318
3.70%, 11/15/2028	200,000	193,228
3.80%, 9/30/2047	100,000	80,717
4.15%, 6/1/2032	75,000	72,307
5.35%, 10/1/2052	100,000	103,810
5.65%, 11/15/2033 (d)	355,000	378,682
7.50%, 9/1/2038	50,000	61,312
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	289,089
3.25%, 6/1/2031	790,000	684,693
3.30%, 8/1/2040	350,000	256,536
3.45%, 7/1/2025	250,000	242,212
3.50%, 8/1/2050	295,000	204,403
4.20%, 3/1/2029 (b)	70,000	66,258
4.20%, 6/1/2041	55,000	44,049
4.50%, 7/1/2040	250,000	211,187
4.55%, 7/1/2030	250,000	238,172
4.95%, 7/1/2050	250,000	214,392
5.25%, 3/1/2052	500,000	445,910
6.15%, 1/15/2033	250,000	259,180
PacifiCorp:
2.70%, 9/15/2030	320,000	276,778
2.90%, 6/15/2052	200,000	128,774
3.30%, 3/15/2051	65,000	45,165
5.35%, 12/1/2053	1,100,000	1,057,826
5.50%, 5/15/2054	350,000	343,826
PECO Energy Co.:
3.05%, 3/15/2051	45,000	31,927
Security Description	Principal Amount	Value
3.90%, 3/1/2048	$ 125,000	$ 105,702
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	329,312	317,318
Series A-2, 4.72%, 6/1/2039	300,000	296,418
Series A-4, 5.21%, 12/1/2049	500,000	504,995
PPL Electric Utilities Corp.:
3.00%, 10/1/2049 (b)	70,000	50,483
3.95%, 6/1/2047	50,000	42,414
5.00%, 5/15/2033	145,000	148,389
5.25%, 5/15/2053	585,000	604,089
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	414,815
Series 34, 3.20%, 3/1/2050	30,000	21,399
3.80%, 6/15/2047	150,000	119,448
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	201,574
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	138,678
Series MTN, 2.05%, 8/1/2050	50,000	29,191
Series MTN, 3.00%, 3/1/2051	150,000	107,643
Series MTN, 3.20%, 5/15/2029	50,000	46,756
Series MTN, 3.20%, 8/1/2049	30,000	22,283
Series MTN, 3.60%, 12/1/2047	100,000	80,948
Series MTN, 3.65%, 9/1/2042	50,000	41,649
Series MTN, 3.70%, 5/1/2028	50,000	48,485
Series MTN, 4.90%, 12/15/2032	625,000	635,175
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	81,778
2.45%, 11/15/2031	100,000	84,127
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	162,853
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	46,206
4.22%, 6/15/2048	65,000	55,259
5.80%, 3/15/2040	50,000	51,770
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	124,218

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series WWW, 2.95%, 8/15/2051	$ 350,000	$ 245,469
Series RRR, 3.75%, 6/1/2047	50,000	40,289
5.35%, 4/1/2053	300,000	304,782
Sempra:
3.25%, 6/15/2027	300,000	284,460
3.30%, 4/1/2025	140,000	136,557
3.40%, 2/1/2028	30,000	28,611
3.80%, 2/1/2038	100,000	85,629
4.00%, 2/1/2048	30,000	24,701
5.40%, 8/1/2026	200,000	202,684
5.50%, 8/1/2033	200,000	207,312
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,604
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	85,893
2.75%, 2/1/2032	125,000	108,306
2.85%, 8/1/2029	115,000	104,920
Series 20A, 2.95%, 2/1/2051	500,000	340,545
Series C, 3.60%, 2/1/2045	50,000	38,783
3.65%, 2/1/2050	250,000	193,790
Series B, 3.65%, 3/1/2028	100,000	95,884
Series 2013-A, 3.90%, 3/15/2043	50,000	40,967
4.00%, 4/1/2047	191,000	156,685
Series A, 4.20%, 3/1/2029	100,000	98,018
4.50%, 9/1/2040	25,000	22,428
5.30%, 3/1/2028	250,000	256,827
5.88%, 12/1/2053	350,000	377,874
Southern Co.:
3.25%, 7/1/2026	250,000	241,147
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	477,275
4.25%, 7/1/2036	250,000	229,745
4.85%, 6/15/2028	500,000	503,715
5.70%, 3/15/2034	250,000	263,282
Southern Power Co.:
0.90%, 1/15/2026	250,000	230,460
Series F, 4.95%, 12/15/2046	150,000	134,784
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	279,597
Series K, 2.75%, 10/1/2026	50,000	46,994
3.25%, 11/1/2051	250,000	168,790
Series M, 4.10%, 9/15/2028	25,000	24,173
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	76,792
Security Description	Principal Amount	Value
Tampa Electric Co.:
3.63%, 6/15/2050	$ 150,000	$ 112,858
4.30%, 6/15/2048	50,000	41,960
4.45%, 6/15/2049	25,000	21,538
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	24,382
4.85%, 12/1/2048	50,000	45,617
5.50%, 4/15/2053	200,000	203,632
Union Electric Co.:
2.15%, 3/15/2032	250,000	207,207
3.50%, 3/15/2029	250,000	236,865
4.00%, 4/1/2048	50,000	41,220
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	231,176
Series B, 2.95%, 11/15/2026	30,000	28,665
3.30%, 12/1/2049	50,000	36,590
Series B, 3.75%, 5/15/2027	155,000	151,413
4.60%, 12/1/2048	250,000	226,400
5.45%, 4/1/2053	500,000	515,950
8.88%, 11/15/2038	50,000	68,253
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	204,132
2.20%, 12/15/2028	100,000	88,979
4.75%, 1/9/2026	385,000	383,483
5.60%, 9/12/2026	65,000	66,180
Wisconsin Electric Power Co. 4.30%, 10/15/2048 (b)	25,000	21,883
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	222,931
4.95%, 4/1/2033	90,000	90,192
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	75,664
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	456,105
2.60%, 12/1/2029	100,000	89,425
4.00%, 6/15/2028	50,000	48,793
		55,211,587
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	58,986
1.95%, 10/15/2030	50,000	43,093
2.00%, 12/21/2028 (b)	200,000	179,350
2.20%, 12/21/2031	700,000	598,290
		879,719
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029 (b)	50,000	45,760
Allegion PLC 3.50%, 10/1/2029	50,000	46,230
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,465

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Amphenol Corp.:
2.20%, 9/15/2031	$ 60,000	$ 50,524
2.80%, 2/15/2030	100,000	91,129
4.35%, 6/1/2029	50,000	49,822
4.75%, 3/30/2026	65,000	65,094
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	23,741
6.13%, 3/1/2026	100,000	100,142
Avnet, Inc. 3.00%, 5/15/2031	100,000	84,604
Flex Ltd.:
3.75%, 2/1/2026	50,000	48,416
4.88%, 6/15/2029	75,000	73,734
6.00%, 1/15/2028	355,000	366,903
Fortive Corp. 3.15%, 6/15/2026	50,000	48,049
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	181,488
1.75%, 9/1/2031	160,000	133,558
1.95%, 6/1/2030	250,000	217,157
2.50%, 11/1/2026	150,000	142,896
2.70%, 8/15/2029 (b)	60,000	55,469
4.25%, 1/15/2029	160,000	160,365
4.50%, 1/15/2034	175,000	176,015
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	50,456
3.35%, 3/1/2026	50,000	48,426
Jabil, Inc.:
1.70%, 4/15/2026	65,000	60,183
3.60%, 1/15/2030	25,000	22,605
3.95%, 1/12/2028	25,000	23,835
5.45%, 2/1/2029	155,000	158,315
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	45,473
4.60%, 4/6/2027	30,000	29,915
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,310
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,010
3.70%, 2/15/2026	50,000	48,983
4.50%, 2/13/2026	150,000	149,482
		2,935,554
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	500,000	489,480
3.76%, 3/15/2027	685,000	656,525
4.05%, 3/15/2029	500,000	474,110
4.28%, 3/15/2032	645,000	590,091
5.05%, 3/15/2042	550,000	484,924
5.14%, 3/15/2052	1,250,000	1,075,550
5.39%, 3/15/2062	500,000	430,000
6.41%, 3/15/2026	550,000	550,423
		4,751,103
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	$ 100,000	$ 81,332
2.90%, 7/1/2026	45,000	43,231
3.38%, 11/15/2027	60,000	57,671
3.95%, 5/15/2028	150,000	147,127
4.88%, 4/1/2029	220,000	224,354
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	96,032
2.95%, 1/15/2052	115,000	81,064
3.05%, 4/1/2050	20,000	14,487
3.50%, 5/1/2029 (b)	50,000	47,825
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,587
1.15%, 3/15/2028	30,000	26,404
1.50%, 3/15/2031	30,000	24,522
2.00%, 6/1/2029 (b)	75,000	66,747
2.50%, 11/15/2050	20,000	13,317
2.95%, 6/1/2041	55,000	43,095
4.63%, 2/15/2030	250,000	252,935
4.63%, 2/15/2033	250,000	251,005
4.88%, 2/15/2029	200,000	204,648
		1,694,383
FINANCIALS — 0.0% (a)
Brookfield Finance, Inc. 6.35%, 1/5/2034	100,000	106,385
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	13,004
3.95%, 3/15/2025	100,000	98,459
4.15%, 3/15/2028	50,000	48,992
4.80%, 3/15/2048	20,000	18,272
Conagra Brands, Inc.:
5.30%, 10/1/2026	205,000	207,468
5.30%, 11/1/2038	265,000	259,191
5.40%, 11/1/2048	40,000	38,750
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	37,867
General Mills, Inc.:
3.00%, 2/1/2051	510,000	355,623
3.20%, 2/10/2027 (b)	100,000	95,732
4.20%, 4/17/2028	25,000	24,674
4.95%, 3/29/2033	145,000	147,013
5.50%, 10/17/2028	115,000	119,240
Hershey Co.:
0.90%, 6/1/2025	45,000	42,662
3.20%, 8/21/2025	25,000	24,466
4.25%, 5/4/2028 (b)	175,000	175,318
4.50%, 5/4/2033 (b)	180,000	181,121
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	570,000	513,006
3.05%, 6/3/2051	45,000	32,643
Ingredion, Inc. 2.90%, 6/1/2030	100,000	89,188

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
J M Smucker Co.:
3.38%, 12/15/2027 (b)	$ 100,000	$ 95,122
3.55%, 3/15/2050	25,000	18,424
4.25%, 3/15/2035 (b)	50,000	46,518
6.20%, 11/15/2033	125,000	136,351
6.50%, 11/15/2043	95,000	105,961
6.50%, 11/15/2053	145,000	167,484
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (d)	250,000	263,030
7.25%, 11/15/2053 (d)	500,000	544,710
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033	250,000	246,960
6.50%, 12/1/2052	500,000	500,815
Kellanova:
4.30%, 5/15/2028	100,000	98,997
4.50%, 4/1/2046	100,000	89,616
5.25%, 3/1/2033	70,000	71,639
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	735,727
4.88%, 10/1/2049	750,000	711,705
Kroger Co.:
2.65%, 10/15/2026	50,000	47,282
3.70%, 8/1/2027	35,000	33,908
3.95%, 1/15/2050	550,000	449,812
4.45%, 2/1/2047	100,000	88,630
4.65%, 1/15/2048	100,000	89,756
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	95,537
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	57,225
1.50%, 2/4/2031	40,000	32,600
1.88%, 10/15/2032 (b)	75,000	61,124
2.63%, 3/17/2027	200,000	188,584
2.63%, 9/4/2050	35,000	23,496
2.75%, 4/13/2030	35,000	31,622
3.00%, 3/17/2032	200,000	177,472
Pilgrim's Pride Corp. 6.25%, 7/1/2033	145,000	149,193
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,814
2.45%, 12/14/2031	145,000	122,719
3.15%, 12/14/2051	500,000	358,365
3.25%, 7/15/2027	50,000	47,827
3.30%, 7/15/2026	100,000	96,600
3.30%, 2/15/2050	10,000	7,347
3.75%, 10/1/2025	5,000	4,889
4.45%, 3/15/2048	50,000	44,046
4.85%, 10/1/2045	5,000	4,615
6.00%, 1/17/2034 (b)	350,000	378,784
6.60%, 4/1/2050	250,000	292,820
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	143,174
Security Description	Principal Amount	Value
4.55%, 6/2/2047	$ 285,000	$ 239,357
		9,631,346
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	186,324
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,863
International Paper Co. 4.35%, 8/15/2048	27,000	24,260
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	109,755
3.13%, 1/15/2032	80,000	66,106
3.75%, 1/15/2031	150,000	131,646
Suzano International Finance BV 5.50%, 1/17/2027 (b)	25,000	25,299
		572,253
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	81,447
2.63%, 9/15/2029	200,000	181,932
3.00%, 6/15/2027	150,000	143,001
4.15%, 1/15/2043	25,000	22,471
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	256,405
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	47,595
5.50%, 1/15/2026	30,000	30,017
NiSource, Inc.:
0.95%, 8/15/2025	560,000	523,488
1.70%, 2/15/2031	100,000	81,343
2.95%, 9/1/2029	100,000	91,391
3.49%, 5/15/2027	50,000	48,163
4.38%, 5/15/2047	150,000	129,480
4.80%, 2/15/2044	30,000	27,582
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	79,452
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	162,193
5.05%, 5/15/2052	750,000	700,762
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	104,305
3.20%, 6/15/2025	50,000	48,754
3.75%, 9/15/2042	30,000	24,301
Series VV, 4.30%, 1/15/2049	50,000	42,483
Series MM, 5.13%, 11/15/2040	25,000	24,671
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	408,335

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.40%, 5/30/2047	$ 150,000	$ 126,910
5.75%, 9/15/2033	300,000	315,333
Southwest Gas Corp.:
3.70%, 4/1/2028 (b)	25,000	23,756
4.05%, 3/15/2032	90,000	84,356
5.45%, 3/23/2028	165,000	168,835
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	37,584
		4,016,345
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	50,000	48,781
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	500,000	505,335
6.05%, 4/15/2028 (d)	500,000	506,705
6.40%, 4/15/2033 (d)	500,000	522,155
Snap-on, Inc. 3.10%, 5/1/2050	70,000	53,626
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	61,724
3.40%, 3/1/2026	35,000	33,858
5 yr. CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	25,074
4.25%, 11/15/2028	100,000	97,941
6.27%, 3/6/2026	250,000	250,613
		2,105,812
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	423,210
2.95%, 3/15/2025	75,000	73,464
3.75%, 11/30/2026	85,000	83,869
4.75%, 11/30/2036	250,000	256,175
4.75%, 4/15/2043	25,000	25,387
4.90%, 11/30/2046	150,000	153,802
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	36,582
1.92%, 2/1/2027	600,000	549,906
2.27%, 12/1/2028	500,000	448,080
3.13%, 12/1/2051	250,000	172,392
3.50%, 8/15/2046	50,000	36,754
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	62,247
2.65%, 6/1/2030	100,000	89,354
4.55%, 3/1/2039	50,000	47,777
4.70%, 3/1/2049 (b)	35,000	33,689
Danaher Corp. 2.60%, 10/1/2050	565,000	378,482
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	27,144
3.25%, 11/15/2039	50,000	41,502
3.40%, 11/15/2049	50,000	39,571
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	$ 500,000	$ 504,410
5.65%, 11/15/2027	500,000	517,660
5.86%, 3/15/2030	550,000	578,248
6.38%, 11/22/2052	500,000	581,100
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	154,440
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	52,739
4.63%, 3/15/2045	345,000	336,016
Revvity, Inc.:
2.25%, 9/15/2031	105,000	86,362
2.55%, 3/15/2031	85,000	71,873
3.30%, 9/15/2029	65,000	58,978
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	41,324
Stryker Corp.:
1.15%, 6/15/2025	50,000	47,298
1.95%, 6/15/2030	50,000	42,761
2.90%, 6/15/2050	25,000	18,117
3.38%, 11/1/2025	25,000	24,336
3.50%, 3/15/2026	25,000	24,386
3.65%, 3/7/2028	50,000	48,412
4.63%, 3/15/2046	375,000	362,239
4.85%, 12/8/2028	115,000	116,341
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	89,309
5.00%, 1/31/2029	500,000	513,410
5.09%, 8/10/2033	150,000	156,079
5.20%, 1/31/2034 (b)	175,000	183,620
5.40%, 8/10/2043	65,000	68,776
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	85,541
5.35%, 12/1/2028	100,000	103,027
		7,846,189
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	169,887
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	38,225
Aetna, Inc.:
3.88%, 8/15/2047	100,000	78,339
4.13%, 11/15/2042	25,000	20,791
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	49,595
Ascension Health 3.95%, 11/15/2046	150,000	129,219
Banner Health 2.34%, 1/1/2030	40,000	34,691

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	$ 25,000	$ 20,728
Centene Corp.:
2.50%, 3/1/2031	500,000	416,610
4.63%, 12/15/2029	1,000,000	960,780
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,832
CommonSpirit Health:
4.19%, 10/1/2049	250,000	210,865
4.35%, 11/1/2042	25,000	21,705
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	42,601
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	559,770
2.25%, 5/15/2030	265,000	229,816
2.38%, 1/15/2025	20,000	19,435
2.55%, 3/15/2031	100,000	86,855
3.13%, 5/15/2050	270,000	195,240
3.60%, 3/15/2051	305,000	239,568
3.65%, 12/1/2027	130,000	126,168
4.10%, 3/1/2028	100,000	98,567
4.10%, 5/15/2032	200,000	190,900
4.38%, 12/1/2047	130,000	116,251
4.55%, 3/1/2048	50,000	45,636
4.65%, 1/15/2043	50,000	46,357
4.75%, 2/15/2033	250,000	250,235
5.13%, 2/15/2053	500,000	501,580
HCA, Inc.:
2.38%, 7/15/2031	650,000	537,569
3.13%, 3/15/2027	45,000	42,667
3.50%, 7/15/2051	650,000	457,814
3.63%, 3/15/2032	650,000	581,431
4.13%, 6/15/2029	35,000	33,492
4.50%, 2/15/2027	50,000	49,483
4.63%, 3/15/2052	500,000	426,720
5.13%, 6/15/2039	275,000	262,259
5.25%, 4/15/2025	60,000	59,993
5.25%, 6/15/2026	65,000	65,331
5.25%, 6/15/2049	100,000	93,060
5.50%, 6/1/2033	550,000	559,328
5.50%, 6/15/2047	65,000	62,583
5.90%, 6/1/2053	750,000	770,122
Humana, Inc.:
2.15%, 2/3/2032	350,000	288,158
3.70%, 3/23/2029	105,000	101,022
4.80%, 3/15/2047	100,000	93,006
4.95%, 10/1/2044	50,000	47,452
5.75%, 12/1/2028	250,000	261,400
5.95%, 3/15/2034	250,000	267,687
Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	$ 25,000	$ 17,130
IQVIA, Inc. 6.25%, 2/1/2029 (d)	440,000	459,483
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	50,000	42,432
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	101,419
Series 2021, 3.00%, 6/1/2051	135,000	96,321
Series 2019, 3.27%, 11/1/2049	105,000	78,983
4.15%, 5/1/2047	500,000	442,120
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	64,665
2.70%, 6/1/2031	100,000	86,325
2.95%, 12/1/2029	100,000	90,094
4.70%, 2/1/2045	25,000	23,053
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	82,989
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	70,227
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	38,961
4.13%, 7/1/2052	25,000	21,897
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	43,400
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	30,821
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	26,958
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,504
Series 2019, 3.95%, 8/1/2119 (b)	35,000	25,835
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	42,361
Novant Health, Inc. 3.17%, 11/1/2051	85,000	59,564
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	70,831
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	18,562

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$ 80,000	$ 69,881
5.40%, 10/1/2033	250,000	254,697
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	31,328
4.20%, 6/30/2029	100,000	98,109
4.70%, 3/30/2045	25,000	22,781
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	38,837
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	46,921
Series 20A, 3.36%, 8/15/2050	55,000	40,795
5.16%, 8/15/2033	180,000	183,429
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,282
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	92,651
1.25%, 1/15/2026	35,000	32,786
2.00%, 5/15/2030	305,000	263,712
2.30%, 5/15/2031	100,000	86,554
2.75%, 5/15/2040	300,000	227,448
2.90%, 5/15/2050	200,000	140,304
3.05%, 5/15/2041	350,000	273,969
3.10%, 3/15/2026	50,000	48,569
3.13%, 5/15/2060	100,000	71,193
3.25%, 5/15/2051	100,000	75,988
3.38%, 4/15/2027	100,000	96,853
3.50%, 8/15/2039	200,000	170,082
3.70%, 12/15/2025	10,000	9,839
3.75%, 7/15/2025	305,000	300,690
3.75%, 10/15/2047	50,000	41,224
3.88%, 12/15/2028	15,000	14,697
4.25%, 1/15/2029	750,000	748,395
4.25%, 4/15/2047	100,000	89,306
4.63%, 7/15/2035	200,000	201,232
4.75%, 7/15/2045	230,000	223,224
4.75%, 5/15/2052	500,000	480,830
5.15%, 10/15/2025	45,000	45,530
5.20%, 4/15/2063	750,000	766,560
5.25%, 2/15/2028	145,000	149,987
5.35%, 2/15/2033 (b)	700,000	740,383
5.88%, 2/15/2053	500,000	566,220
6.88%, 2/15/2038	25,000	30,216
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	352,005
		19,203,265
HOME BUILDERS — 0.0% (a)
Lennar Corp. 4.75%, 11/29/2027	250,000	250,022
Security Description	Principal Amount	Value
MDC Holdings, Inc. 3.97%, 8/6/2061	$ 200,000	$ 130,604
NVR, Inc. 3.00%, 5/15/2030	130,000	115,838
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	251,400
		747,864
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	96,916
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,963
4.50%, 6/1/2046	25,000	21,149
4.60%, 5/15/2050	50,000	42,216
4.75%, 2/26/2029 (b)	60,000	59,758
5.50%, 3/1/2033 (b)	100,000	102,073
		343,075
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	48,056
4.60%, 3/1/2028 (b)	145,000	148,647
4.80%, 3/2/2026	120,000	121,547
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	79,566
2.38%, 12/1/2029	40,000	35,623
3.13%, 12/1/2049	60,000	43,734
4.38%, 5/15/2028 (b)	115,000	114,920
4.65%, 5/15/2033	125,000	125,742
Haleon U.K. Capital PLC 3.13%, 3/24/2025	550,000	537,064
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	240,592
3.63%, 3/24/2032	250,000	230,805
Procter & Gamble Co.:
1.00%, 4/23/2026 (b)	500,000	464,150
1.20%, 10/29/2030	300,000	248,328
1.90%, 2/1/2027	500,000	466,535
2.45%, 11/3/2026	150,000	143,286
3.00%, 3/25/2030	100,000	93,652
3.95%, 1/26/2028 (b)	500,000	499,315
4.05%, 1/26/2033 (b)	200,000	200,392
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	82,952
1.75%, 8/12/2031	140,000	116,382
2.00%, 7/28/2026	100,000	94,218
2.90%, 5/5/2027	150,000	143,211
3.10%, 7/30/2025 (b)	50,000	49,093
		4,327,810
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	264,637
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,965

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
5.60%, 11/15/2032	$ 95,000	$ 101,907
Clorox Co.:
3.10%, 10/1/2027	50,000	47,258
3.90%, 5/15/2028	50,000	48,465
4.40%, 5/1/2029 (b)	200,000	198,048
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,388
2.00%, 11/2/2031	250,000	211,472
2.75%, 2/15/2026	25,000	24,165
3.10%, 3/26/2030	40,000	37,322
3.20%, 4/25/2029	100,000	94,802
3.90%, 5/4/2047	50,000	42,479
3.95%, 11/1/2028	55,000	54,239
4.50%, 2/16/2033	100,000	100,575
		1,272,722
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	96,917
4.75%, 1/15/2049	75,000	70,543
Alleghany Corp. 4.90%, 9/15/2044	50,000	48,606
Allstate Corp.:
1.45%, 12/15/2030	250,000	202,222
3.85%, 8/10/2049 (b)	125,000	100,833
4.20%, 12/15/2046	50,000	42,460
5.25%, 3/30/2033 (b)	195,000	199,202
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	84,000
American International Group, Inc.:
4.38%, 6/30/2050	315,000	281,815
5.13%, 3/27/2033	500,000	507,465
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	98,849
Aon Corp. 3.75%, 5/2/2029	100,000	95,688
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	546,257
Aon Global Ltd. 3.88%, 12/15/2025	150,000	146,877
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	80,306
Arthur J Gallagher & Co. 5.75%, 3/2/2053	350,000	358,526
Assurant, Inc.:
2.65%, 1/15/2032 (b)	600,000	485,994
4.90%, 3/27/2028	50,000	49,485
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	28,752
6.13%, 9/15/2028	40,000	41,938
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	338,970
Security Description	Principal Amount	Value
3.50%, 1/15/2031 (b)	$ 150,000	$ 132,114
4.13%, 1/12/2028 (b)	100,000	95,631
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	25,000	23,675
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (b)	80,000	67,435
1.85%, 3/12/2030	10,000	8,710
2.30%, 3/15/2027	200,000	189,148
2.50%, 1/15/2051	110,000	71,876
2.85%, 10/15/2050	340,000	238,575
2.88%, 3/15/2032	200,000	180,416
3.85%, 3/15/2052	550,000	461,444
4.20%, 8/15/2048	100,000	92,211
4.25%, 1/15/2049	150,000	140,161
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	53,463
4.50%, 2/11/2043 (b)	180,000	175,205
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	141,861
4.70%, 6/22/2047	150,000	119,196
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	123,095
4.20%, 3/17/2032	65,000	59,495
4.50%, 3/15/2029 (b)	50,000	48,722
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	123,621
3.05%, 12/15/2061	500,000	359,045
3.35%, 5/3/2026	250,000	243,305
4.15%, 3/13/2043	25,000	22,680
4.35%, 11/3/2045	125,000	117,480
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	83,319
3.45%, 8/15/2027	100,000	95,626
4.50%, 3/1/2026	25,000	24,735
Corebridge Financial, Inc.:
3.50%, 4/4/2025	500,000	487,785
3.65%, 4/5/2027	500,000	481,510
4.40%, 4/5/2052	500,000	419,480
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	48,795
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	145,032
5.00%, 4/20/2048	100,000	93,163
5.59%, 1/11/2033	100,000	102,906
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	368,825
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	70,000	61,579
4.85%, 4/17/2028	100,000	98,551
6.00%, 12/7/2033 (d)	200,000	205,372
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	82,916

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.20%, 9/17/2051	$ 250,000	$ 159,375
4.50%, 8/15/2028	50,000	48,699
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	83,774
4.55%, 9/15/2028	25,000	24,795
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	12,327
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	63,624
2.90%, 9/15/2051	325,000	218,224
4.40%, 3/15/2048	100,000	87,398
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	293,909
Kemper Corp. 2.40%, 9/30/2030	100,000	78,189
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	88,369
3.40%, 3/1/2032	250,000	214,030
3.80%, 3/1/2028 (b)	35,000	33,610
4.35%, 3/1/2048	50,000	39,947
6.30%, 10/9/2037	50,000	52,883
Loews Corp.:
3.20%, 5/15/2030	15,000	13,742
3.75%, 4/1/2026	50,000	48,739
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	64,937
3.70%, 3/16/2032	200,000	187,620
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (c)	50,000	47,276
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	96,487
3.50%, 11/1/2027	50,000	47,605
4.15%, 9/17/2050	50,000	40,649
5.00%, 5/20/2049	30,000	27,815
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	523,974
3.75%, 3/14/2026	25,000	24,523
4.38%, 3/15/2029	250,000	248,972
5.40%, 9/15/2033	250,000	263,887
Mercury General Corp. 4.40%, 3/15/2027	50,000	47,853
MetLife, Inc.:
4.05%, 3/1/2045	150,000	130,510
4.88%, 11/13/2043	200,000	195,108
5.25%, 1/15/2054	500,000	514,605
5.38%, 7/15/2033	400,000	417,272
6.40%, 12/15/2066	100,000	103,135
Old Republic International Corp. 3.85%, 6/11/2051	85,000	62,368
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	126,727
3.70%, 5/15/2029	50,000	47,158
Security Description	Principal Amount	Value
5.38%, 3/15/2033	$ 140,000	$ 143,543
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,547
3.00%, 3/15/2032 (b)	50,000	44,626
4.00%, 3/1/2029	50,000	49,328
4.20%, 3/15/2048	100,000	89,161
4.95%, 6/15/2033 (b)	400,000	410,168
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	519,744
Series MTN, 3.70%, 3/13/2051	100,000	79,338
3.94%, 12/7/2049	100,000	82,490
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	158,822
Series MTN, 4.60%, 5/15/2044	75,000	69,914
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	197,618
Series MTN, 6.63%, 6/21/2040	25,000	28,461
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	160,000	167,066
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	134,901
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	31,452
3.90%, 5/15/2029	50,000	47,645
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,312
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	250,000	252,800
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,615
3.05%, 6/8/2051	250,000	184,452
3.75%, 5/15/2046	10,000	8,266
4.00%, 5/30/2047	80,000	68,872
4.05%, 3/7/2048	100,000	87,396
4.10%, 3/4/2049	100,000	87,090
5.45%, 5/25/2053	115,000	124,355
Series MTN, 6.25%, 6/15/2037	25,000	28,371
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,683
Unum Group:
4.00%, 6/15/2029	70,000	66,401
4.13%, 6/15/2051	100,000	74,789
4.50%, 12/15/2049	15,000	11,876
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	71,963
4.00%, 5/12/2050	45,000	35,972
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	54,166

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.50%, 9/15/2028	$ 50,000	$ 48,740
4.65%, 6/15/2027	100,000	99,095
5.35%, 5/15/2033	250,000	252,695
		18,683,711
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	500,000	342,310
3.15%, 2/9/2051	100,000	66,350
3.40%, 12/6/2027 (b)	200,000	189,604
4.20%, 12/6/2047	260,000	212,272
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	551,564
2.00%, 8/15/2026	250,000	236,093
2.05%, 8/15/2050	250,000	156,463
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	772,424
1.00%, 5/12/2026	150,000	138,612
1.50%, 6/3/2030	235,000	199,078
1.65%, 5/12/2028	150,000	135,057
2.10%, 5/12/2031	150,000	129,375
2.50%, 6/3/2050	390,000	259,834
2.70%, 6/3/2060	280,000	185,539
2.88%, 5/12/2041	150,000	117,816
3.00%, 4/13/2025	200,000	195,872
3.10%, 5/12/2051	150,000	112,113
3.15%, 8/22/2027	100,000	96,101
3.25%, 5/12/2061	150,000	110,394
3.30%, 4/13/2027	250,000	242,777
3.45%, 4/13/2029	200,000	193,772
3.60%, 4/13/2032	250,000	237,983
3.88%, 8/22/2037	125,000	116,020
3.95%, 4/13/2052	500,000	438,295
4.05%, 8/22/2047	125,000	112,735
4.25%, 8/22/2057	150,000	138,327
4.55%, 12/1/2027 (b)	250,000	253,675
4.60%, 12/1/2025	800,000	802,880
4.65%, 12/1/2029 (b)	500,000	512,885
4.70%, 12/1/2032	500,000	513,700
4.95%, 12/5/2044	125,000	129,015
5.20%, 12/3/2025	50,000	50,610
Baidu, Inc.:
1.63%, 2/23/2027	200,000	181,050
2.38%, 8/23/2031	200,000	165,202
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	245,200
4.63%, 4/13/2030	100,000	100,734
eBay, Inc.:
1.40%, 5/10/2026	100,000	92,644
1.90%, 3/11/2025	140,000	134,638
2.60%, 5/10/2031	100,000	87,177
2.70%, 3/11/2030	100,000	89,081
3.65%, 5/10/2051	50,000	38,221
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	555,000	490,104
3.25%, 2/15/2030	35,000	32,097
Security Description	Principal Amount	Value
3.80%, 2/15/2028	$ 50,000	$ 48,146
4.63%, 8/1/2027	590,000	588,395
Meta Platforms, Inc.:
3.50%, 8/15/2027	550,000	535,326
3.85%, 8/15/2032	500,000	475,495
4.45%, 8/15/2052	750,000	690,142
4.60%, 5/15/2028	250,000	253,860
4.95%, 5/15/2033 (b)	250,000	257,962
5.60%, 5/15/2053	500,000	542,840
5.75%, 5/15/2063	500,000	548,100
Netflix, Inc. 5.88%, 11/15/2028	750,000	792,270
VeriSign, Inc. 2.70%, 6/15/2031	80,000	68,644
		14,406,873
INVESTMENT COMPANY SECURITY — 0.1%
ARES Capital Corp.:
2.15%, 7/15/2026	750,000	683,422
2.88%, 6/15/2028 (b)	500,000	443,035
3.88%, 1/15/2026	100,000	96,126
4.25%, 3/1/2025	50,000	48,824
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	90,302
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	181,224
7.05%, 9/29/2025	200,000	203,646
7.30%, 11/27/2028 (d)	250,000	259,115
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	86,693
3.63%, 1/15/2026	150,000	143,213
Blue Owl Capital Corp.:
3.40%, 7/15/2026	250,000	232,460
4.00%, 3/30/2025	50,000	48,591
Blue Owl Credit Income Corp. 7.95%, 6/13/2028 (d)	200,000	206,858
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	436,735
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	236,642
4.13%, 2/1/2025	100,000	97,401
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	145,104
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	77,551
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	89,467
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	100,000	84,035

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	$ 70,000	$ 72,213
		3,962,657
IRON/STEEL — 0.0% (a)
ArcelorMittal SA:
6.55%, 11/29/2027	200,000	209,956
6.80%, 11/29/2032 (b)	175,000	189,311
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,407
2.70%, 6/1/2030	15,000	13,585
2.98%, 12/15/2055	50,000	33,964
3.13%, 4/1/2032	90,000	80,922
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	37,433
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,910
3.25%, 10/15/2050	20,000	13,908
3.45%, 4/15/2030	40,000	36,933
Vale Overseas Ltd. 6.88%, 11/10/2039 (b)	300,000	326,106
		965,435
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028	925,000	922,660
4.30%, 5/10/2033 (b)	700,000	710,402
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	189,312
3.45%, 12/15/2051	250,000	181,103
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	250,000	255,840
		2,259,317
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	227,765
Polaris, Inc. 6.95%, 3/15/2029	350,000	371,854
		599,619
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	44,307
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	48,554
5.75%, 1/30/2027 (b)	190,000	194,210
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	445,830
3.75%, 3/15/2025	25,000	24,571
5.00%, 10/15/2027	55,000	55,688
5.55%, 10/15/2028	155,000	159,856
Security Description	Principal Amount	Value
Series EE, 5.75%, 5/1/2025	$ 290,000	$ 291,818
Sands China Ltd. 5.65%, 8/8/2028	750,000	739,718
		2,004,552
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	30,000	28,020
0.90%, 3/2/2026	600,000	556,236
Series MTN, 3.40%, 5/13/2025	750,000	737,400
Series MTN, 3.65%, 8/12/2025	500,000	492,010
Series DMTN, 4.35%, 5/15/2026	750,000	748,470
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	92,039
2.60%, 4/9/2030	95,000	86,441
3.25%, 4/9/2050	125,000	99,054
3.80%, 8/15/2042	125,000	109,924
4.75%, 5/15/2064	25,000	24,247
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,004
		2,982,845
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	137,717
4.55%, 4/10/2028	125,000	123,349
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,516
Deere & Co.:
2.88%, 9/7/2049	35,000	26,231
3.90%, 6/9/2042	225,000	202,547
Flowserve Corp.:
2.80%, 1/15/2032	75,000	62,121
3.50%, 10/1/2030 (b)	35,000	31,084
IDEX Corp.:
2.63%, 6/15/2031	100,000	85,271
3.00%, 5/1/2030	25,000	22,279
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	92,731
Series MTN, 1.25%, 1/10/2025	500,000	482,275
Series MTN, 1.30%, 10/13/2026	300,000	275,901
1.45%, 1/15/2031	70,000	57,583
Series MTN, 1.50%, 3/6/2028	100,000	89,259
Series MTN, 2.25%, 9/14/2026	100,000	94,527

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series MTN, 2.80%, 7/18/2029	$ 50,000	$ 46,364
Series MTN, 3.35%, 4/18/2029	100,000	95,842
Series MTN, 3.40%, 9/11/2025	25,000	24,507
Series MTN, 3.45%, 3/13/2025	100,000	98,481
Series MTN, 4.70%, 6/10/2030	750,000	761,587
Series MTN, 4.80%, 1/9/2026	500,000	502,725
Series MTN, 4.95%, 7/14/2028	55,000	56,370
Series I, 5.15%, 9/8/2033	100,000	105,300
Series MTN, 5.15%, 9/8/2026	100,000	101,868
5.30%, 9/8/2025 (b)	100,000	101,346
nVent Finance SARL:
2.75%, 11/15/2031 (b)	50,000	41,046
4.55%, 4/15/2028	50,000	48,594
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	577,314
2.57%, 2/15/2030	250,000	222,585
3.11%, 2/15/2040	250,000	200,382
Rockwell Automation, Inc.:
3.50%, 3/1/2029 (b)	85,000	82,393
4.20%, 3/1/2049	250,000	225,117
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	296,733
Xylem, Inc. 1.95%, 1/30/2028	45,000	40,721
		5,426,666
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	278,691
2.80%, 4/1/2031	290,000	244,772
3.50%, 6/1/2041	500,000	353,505
3.70%, 4/1/2051	730,000	475,434
3.85%, 4/1/2061	100,000	62,885
3.90%, 6/1/2052	100,000	67,317
4.20%, 3/15/2028	250,000	240,235
4.40%, 4/1/2033 (b)	315,000	291,545
4.40%, 12/1/2061	100,000	69,153
4.80%, 3/1/2050	155,000	120,641
4.91%, 7/23/2025	50,000	49,534
5.05%, 3/30/2029	100,000	99,017
5.25%, 4/1/2053 (b)	750,000	629,910
5.38%, 5/1/2047	150,000	127,953
6.15%, 11/10/2026	500,000	511,430
6.48%, 10/23/2045	185,000	181,748
Security Description	Principal Amount	Value
Comcast Corp.:
1.50%, 2/15/2031	$ 150,000	$ 122,277
1.95%, 1/15/2031	70,000	59,047
2.45%, 8/15/2052	115,000	71,675
2.65%, 8/15/2062	75,000	46,148
2.80%, 1/15/2051	805,000	536,597
2.89%, 11/1/2051	350,000	237,023
2.94%, 11/1/2056	500,000	329,585
2.99%, 11/1/2063	550,000	355,388
3.15%, 3/1/2026	225,000	218,434
3.15%, 2/15/2028	200,000	190,708
3.20%, 7/15/2036	250,000	210,348
3.30%, 2/1/2027	150,000	144,804
3.30%, 4/1/2027	100,000	96,269
3.40%, 4/1/2030	550,000	515,025
3.40%, 7/15/2046	100,000	77,584
3.75%, 4/1/2040	250,000	215,095
3.90%, 3/1/2038	150,000	134,205
3.95%, 10/15/2025	350,000	345,488
4.00%, 11/1/2049	69,000	57,742
4.15%, 10/15/2028	250,000	246,540
4.20%, 8/15/2034	100,000	95,571
4.25%, 10/15/2030	50,000	49,271
4.25%, 1/15/2033	50,000	48,568
4.60%, 10/15/2038	305,000	295,435
4.65%, 2/15/2033	500,000	504,650
4.65%, 7/15/2042	75,000	70,599
4.70%, 10/15/2048	500,000	477,725
4.95%, 10/15/2058 (b)	105,000	103,371
5.35%, 5/15/2053	500,000	518,580
5.50%, 11/15/2032	605,000	644,307
5.50%, 5/15/2064	750,000	790,575
Discovery Communications LLC:
3.95%, 3/20/2028	30,000	28,576
4.00%, 9/15/2055	265,000	188,492
4.65%, 5/15/2050	250,000	201,330
5.20%, 9/20/2047	100,000	86,299
Fox Corp.:
4.71%, 1/25/2029	40,000	39,805
5.48%, 1/25/2039	275,000	268,185
5.58%, 1/25/2049	25,000	24,030
6.50%, 10/13/2033	240,000	259,870
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	57,904
Paramount Global:
2.90%, 1/15/2027	66,000	61,138
3.70%, 6/1/2028	50,000	46,183
4.20%, 6/1/2029 (b)	200,000	187,116
4.38%, 3/15/2043	25,000	18,565
4.95%, 1/15/2031 (b)	250,000	237,372
4.95%, 5/19/2050	200,000	162,290
5.85%, 9/1/2043	200,000	180,408
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	48,133

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$ 100,000	$ 79,000
5.50%, 9/1/2041	425,000	373,031
5.88%, 11/15/2040	50,000	45,483
6.75%, 6/15/2039	50,000	49,774
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	48,360
Series MTN, 3.00%, 7/30/2046	75,000	55,128
Series GMTN, 3.15%, 9/17/2025	25,000	24,350
Walt Disney Co.:
1.75%, 1/13/2026	105,000	99,365
2.00%, 9/1/2029	185,000	164,337
2.20%, 1/13/2028 (b)	70,000	64,823
2.65%, 1/13/2031	440,000	391,697
3.35%, 3/24/2025	250,000	245,432
3.38%, 11/15/2026	100,000	97,092
3.50%, 5/13/2040	650,000	548,457
3.60%, 1/13/2051	75,000	60,346
3.70%, 10/15/2025	100,000	98,275
3.80%, 5/13/2060	90,000	73,309
4.70%, 3/23/2050 (b)	700,000	681,282
5.40%, 10/1/2043	75,000	78,626
6.65%, 11/15/2037	250,000	293,805
		17,280,072
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032 (b)	55,000	50,668
4.50%, 12/15/2028 (b)	20,000	19,452
		70,120
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028 (b)	200,000	180,120
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	267,532
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	113,451
5.00%, 9/30/2043	50,000	50,523
5.10%, 9/8/2028	250,000	256,937
5.25%, 9/8/2026	250,000	255,665
5.25%, 9/8/2033	250,000	259,542
5.50%, 9/8/2053	95,000	103,823
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	350,000	339,388
Newmont Corp.:
2.25%, 10/1/2030	65,000	56,175
2.60%, 7/15/2032	500,000	427,545
2.80%, 10/1/2029	80,000	73,108
4.88%, 3/15/2042	50,000	48,722
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	171,085
Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	$ 25,000	$ 22,619
4.75%, 3/22/2042	150,000	145,510
5.00%, 3/9/2033 (b)	750,000	778,080
5.13%, 3/9/2053	750,000	779,820
Southern Copper Corp. 5.88%, 4/23/2045	357,000	363,076
		4,692,721
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	100,000	96,329
2.38%, 8/26/2029 (b)	100,000	88,543
2.88%, 10/15/2027 (b)	225,000	211,702
3.25%, 8/26/2049 (b)	60,000	43,648
Series MTN, 3.38%, 3/1/2029 (b)	50,000	46,775
Series MTN, 3.63%, 10/15/2047	25,000	19,117
Series MTN, 4.00%, 9/14/2048 (b)	30,000	25,696
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	57,675
Eaton Corp.:
3.10%, 9/15/2027	100,000	95,737
4.15%, 11/2/2042	25,000	22,997
4.35%, 5/18/2028	205,000	205,533
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	196,194
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	485,470
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	291,060
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	34,876
4.25%, 9/15/2027	750,000	743,490
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	217,580
Textron, Inc.:
2.45%, 3/15/2031	30,000	25,549
3.90%, 9/17/2029	50,000	47,569
4.00%, 3/15/2026	50,000	49,027
6.10%, 11/15/2033	200,000	213,726
		3,218,293
MULTI-NATIONAL — 0.3%
African Development Bank:
Series GMTN, 4.38%, 11/3/2027	405,000	409,455
4.63%, 1/4/2027	175,000	177,525
Asian Development Bank:
Series GMTN, 2.88%, 5/6/2025	225,000	219,919
Series GMTN, 3.75%, 4/25/2028	175,000	173,091

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series GMTN, 4.50%, 8/25/2028	$ 383,000	$ 390,855
Series GMTN, 4.63%, 6/13/2025	750,000	750,832
Corp. Andina de Fomento:
2.25%, 2/8/2027	150,000	138,410
4.75%, 4/1/2026	45,000	44,686
5.25%, 11/21/2025	100,000	100,144
6.00%, 4/26/2027	175,000	181,055
European Investment Bank:
3.63%, 7/15/2030	1,120,000	1,096,256
4.50%, 10/16/2028 (b)	500,000	511,185
Inter-American Development Bank:
4.38%, 2/1/2027	250,000	252,005
Series GMTN, 4.50%, 9/13/2033	200,000	206,886
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	2,100,000	2,056,866
4.00%, 7/25/2030	500,000	499,405
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	50,000	50,409
Series GMTN, 4.50%, 7/13/2028	135,000	137,884
Nordic Investment Bank:
0.38%, 9/11/2025	200,000	186,844
2.63%, 4/4/2025	200,000	195,018
		7,778,730
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	201,313
3.57%, 12/1/2031	500,000	444,250
		645,563
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	423,740
2.72%, 1/12/2032	500,000	436,200
2.94%, 6/4/2051	105,000	72,795
3.00%, 2/24/2050	250,000	177,162
3.02%, 1/16/2027	200,000	191,568
3.06%, 6/17/2041	500,000	387,325
3.38%, 2/8/2061	150,000	108,660
3.59%, 4/14/2027	250,000	242,595
3.63%, 4/6/2030	200,000	191,640
3.94%, 9/21/2028	100,000	97,969
4.81%, 2/13/2033	535,000	539,895
4.89%, 9/11/2033	500,000	508,970
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	50,000	48,563
Security Description	Principal Amount	Value
3.90%, 2/1/2025 (b)	$ 25,000	$ 24,594
Series GMTN, 4.95%, 6/1/2047	100,000	90,804
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	29,042
Chevron Corp.:
1.55%, 5/11/2025	385,000	369,196
2.00%, 5/11/2027	350,000	325,059
2.24%, 5/11/2030	100,000	88,586
2.95%, 5/16/2026	50,000	48,360
3.08%, 5/11/2050	100,000	75,659
Chevron USA, Inc.:
0.69%, 8/12/2025	65,000	61,122
1.02%, 8/12/2027	40,000	35,612
2.34%, 8/12/2050	65,000	41,649
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	97,408
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	294,420
4.38%, 5/2/2028	250,000	248,965
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	105,569
ConocoPhillips Co.:
2.40%, 3/7/2025	23,000	22,348
3.80%, 3/15/2052	500,000	404,590
4.03%, 3/15/2062	215,000	174,905
5.30%, 5/15/2053	750,000	772,042
6.50%, 2/1/2039	75,000	86,867
6.95%, 4/15/2029	50,000	55,738
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	241,702
Devon Energy Corp.:
5.00%, 6/15/2045 (b)	25,000	22,160
5.85%, 12/15/2025	50,000	50,578
Diamondback Energy, Inc.:
3.13%, 3/24/2031	795,000	707,359
3.25%, 12/1/2026	45,000	43,659
3.50%, 12/1/2029	100,000	92,920
4.40%, 3/24/2051	35,000	29,095
6.25%, 3/15/2033 (b)	550,000	588,819
6.25%, 3/15/2053	250,000	267,705
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,011
4.38%, 4/15/2030 (b)	30,000	29,913
4.95%, 4/15/2050 (b)	35,000	34,493
EQT Corp. 5.70%, 4/1/2028	500,000	508,180
Equinor ASA:
2.88%, 4/6/2025	250,000	244,130
3.25%, 11/18/2049	305,000	231,132
3.63%, 9/10/2028	50,000	48,770
3.63%, 4/6/2040	100,000	86,366
3.70%, 4/6/2050	250,000	206,432
3.95%, 5/15/2043	50,000	44,144

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.80%, 11/8/2043	$ 30,000	$ 29,510
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	45,492
2.61%, 10/15/2030	300,000	267,981
2.99%, 3/19/2025	650,000	636,818
3.00%, 8/16/2039	50,000	40,171
3.10%, 8/16/2049	50,000	37,130
3.29%, 3/19/2027	350,000	339,668
3.45%, 4/15/2051	545,000	428,942
3.48%, 3/19/2030	250,000	237,757
4.11%, 3/1/2046	125,000	111,486
4.23%, 3/19/2040	105,000	97,517
4.33%, 3/19/2050 (b)	250,000	228,192
Hess Corp.:
5.60%, 2/15/2041	75,000	78,781
5.80%, 4/1/2047 (b)	250,000	269,687
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	48,808
5.20%, 6/1/2045 (b)	50,000	44,353
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	28,680
4.50%, 4/1/2048	25,000	20,976
4.70%, 5/1/2025	350,000	347,620
5.13%, 12/15/2026	150,000	151,720
Occidental Petroleum Corp.:
6.45%, 9/15/2036	500,000	530,340
6.63%, 9/1/2030	750,000	798,382
Ovintiv, Inc.:
5.65%, 5/15/2025	585,000	587,264
5.65%, 5/15/2028	175,000	178,708
7.10%, 7/15/2053	750,000	825,210
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	250,000	233,737
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	126,507
3.15%, 12/15/2029	100,000	92,030
3.55%, 10/1/2026	10,000	9,688
3.75%, 3/1/2028	25,000	24,038
3.85%, 4/9/2025	180,000	177,133
3.90%, 3/15/2028	50,000	48,671
4.88%, 11/15/2044	95,000	91,055
4.90%, 10/1/2046	10,000	9,361
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	88,255
2.15%, 1/15/2031	70,000	59,592
5.10%, 3/29/2026	1,050,000	1,057,350
Shell International Finance BV:
2.38%, 11/7/2029	100,000	90,001
2.50%, 9/12/2026	150,000	142,805
2.75%, 4/6/2030	600,000	548,724
2.88%, 11/26/2041	350,000	265,121
3.13%, 11/7/2049	100,000	73,582
3.25%, 5/11/2025	100,000	98,100
Security Description	Principal Amount	Value
3.25%, 4/6/2050	$ 500,000	$ 376,700
4.00%, 5/10/2046	100,000	86,810
4.13%, 5/11/2035	75,000	71,685
4.38%, 5/11/2045	750,000	688,275
4.55%, 8/12/2043	250,000	236,500
5.50%, 3/25/2040	25,000	26,657
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	214,069
4.00%, 11/15/2047	70,000	55,465
6.50%, 6/15/2038	50,000	53,496
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	389,620
3.13%, 5/29/2050	200,000	147,152
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,541
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	228,322
3.65%, 12/1/2051	750,000	547,845
6.63%, 6/15/2037	250,000	274,160
		23,448,425
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	600,000	561,252
3.34%, 12/15/2027	50,000	47,844
4.08%, 12/15/2047 (b)	150,000	127,164
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	449,915
3.80%, 11/15/2025	9,000	8,825
4.85%, 11/15/2035	150,000	147,660
5.00%, 11/15/2045 (b)	35,000	33,933
7.45%, 9/15/2039	25,000	31,277
NOV, Inc. 3.60%, 12/1/2029	100,000	92,466
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	134,767
		1,635,103
PACKAGING & CONTAINERS — 0.0% (a)
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	160,000	166,419
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	112,373
Berry Global, Inc. 1.57%, 1/15/2026	250,000	232,480
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	22,639
3.40%, 12/15/2027	35,000	33,366
4.05%, 12/15/2049	10,000	8,258
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	431,305
3.38%, 9/15/2027	100,000	94,526
3.75%, 3/15/2025	100,000	98,112

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.20%, 6/1/2032	$ 50,000	$ 47,969
		1,247,447
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	580,219
3.20%, 5/14/2026	200,000	194,060
3.20%, 11/21/2029	745,000	696,083
3.60%, 5/14/2025	350,000	343,826
3.80%, 3/15/2025	425,000	419,632
4.05%, 11/21/2039	1,450,000	1,311,351
4.25%, 11/14/2028	35,000	34,840
4.25%, 11/21/2049	340,000	303,443
4.30%, 5/14/2036	50,000	47,942
4.40%, 11/6/2042	50,000	46,434
4.45%, 5/14/2046	150,000	137,932
4.50%, 5/14/2035	50,000	48,902
4.55%, 3/15/2035	350,000	343,556
4.75%, 3/15/2045	75,000	72,124
4.88%, 11/14/2048	25,000	24,448
AstraZeneca Finance LLC:
1.20%, 5/28/2026	785,000	726,612
1.75%, 5/28/2028	55,000	49,265
2.25%, 5/28/2031	20,000	17,256
4.88%, 3/3/2028	250,000	254,860
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	582,964
3.38%, 11/16/2025	35,000	34,247
4.00%, 1/17/2029	35,000	34,558
4.00%, 9/18/2042	25,000	22,709
4.38%, 8/17/2048	40,000	37,622
6.45%, 9/15/2037	25,000	29,229
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	54,185
3.70%, 6/6/2027	163,000	157,970
4.67%, 6/6/2047	210,000	195,869
4.69%, 2/13/2028	265,000	266,240
4.69%, 12/15/2044	20,000	18,731
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	46,669
1.13%, 11/13/2027	50,000	44,482
1.45%, 11/13/2030	30,000	24,651
2.35%, 11/13/2040	520,000	362,986
2.55%, 11/13/2050	30,000	19,013
2.95%, 3/15/2032	95,000	84,446
3.25%, 8/1/2042	50,000	38,778
3.40%, 7/26/2029	155,000	146,976
3.55%, 3/15/2042	550,000	449,988
3.70%, 3/15/2052	500,000	392,900
3.90%, 2/20/2028	100,000	98,259
4.13%, 6/15/2039	535,000	482,511
4.25%, 10/26/2049	150,000	130,158
4.35%, 11/15/2047	225,000	198,151
4.55%, 2/20/2048	100,000	91,022
5.90%, 11/15/2033	135,000	147,142
6.25%, 11/15/2053	125,000	143,199
Security Description	Principal Amount	Value
Cardinal Health, Inc.:
3.41%, 6/15/2027	$ 300,000	$ 288,009
4.90%, 9/15/2045	25,000	22,921
Cencora, Inc.:
2.70%, 3/15/2031	200,000	175,380
2.80%, 5/15/2030	100,000	89,734
3.45%, 12/15/2027	50,000	48,176
Cigna Group:
1.25%, 3/15/2026	165,000	152,955
2.40%, 3/15/2030	120,000	105,136
3.05%, 10/15/2027 (b)	50,000	47,441
3.20%, 3/15/2040	585,000	457,634
3.40%, 3/15/2050	415,000	306,872
3.40%, 3/15/2051 (b)	290,000	214,670
4.38%, 10/15/2028	310,000	307,557
4.50%, 2/25/2026	750,000	744,652
4.80%, 8/15/2038	60,000	58,121
4.90%, 12/15/2048	295,000	280,843
6.13%, 11/15/2041	25,000	27,408
CVS Health Corp.:
1.30%, 8/21/2027	300,000	266,607
1.88%, 2/28/2031	250,000	205,712
2.70%, 8/21/2040	850,000	607,444
2.88%, 6/1/2026	210,000	200,672
3.75%, 4/1/2030	250,000	235,690
3.88%, 7/20/2025	20,000	19,643
4.10%, 3/25/2025	311,000	308,024
4.13%, 4/1/2040	350,000	301,042
4.30%, 3/25/2028	179,000	175,950
4.78%, 3/25/2038	675,000	638,084
4.88%, 7/20/2035	45,000	44,239
5.00%, 2/20/2026	70,000	70,312
5.00%, 1/30/2029	820,000	834,120
5.05%, 3/25/2048	300,000	281,502
5.13%, 2/21/2030	100,000	101,581
5.13%, 7/20/2045	185,000	175,334
5.25%, 2/21/2033	100,000	102,234
5.30%, 6/1/2033 (b)	80,000	82,117
5.63%, 2/21/2053	700,000	710,458
5.88%, 6/1/2053	860,000	906,105
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	64,806
2.50%, 9/15/2060	250,000	157,572
4.70%, 2/27/2033	725,000	744,038
4.88%, 2/27/2053	140,000	145,260
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	804,531
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	54,087
3.88%, 5/15/2028	100,000	98,731
4.20%, 3/18/2043	25,000	23,344
6.38%, 5/15/2038	50,000	58,143
Johnson & Johnson:
0.95%, 9/1/2027 (b)	65,000	58,032
1.30%, 9/1/2030	1,070,000	898,340

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
2.10%, 9/1/2040	$ 565,000	$ 402,642
2.25%, 9/1/2050 (b)	100,000	66,085
2.45%, 3/1/2026	30,000	28,844
2.45%, 9/1/2060	65,000	41,781
2.90%, 1/15/2028 (b)	250,000	239,260
3.40%, 1/15/2038	100,000	88,604
3.55%, 3/1/2036	150,000	138,714
3.63%, 3/3/2037	200,000	184,506
3.75%, 3/3/2047	100,000	88,178
4.50%, 12/5/2043 (b)	50,000	50,018
McKesson Corp. 0.90%, 12/3/2025	370,000	343,279
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	23,451
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	324,513
1.45%, 6/24/2030	55,000	46,012
1.70%, 6/10/2027	850,000	780,036
1.90%, 12/10/2028	100,000	90,049
2.15%, 12/10/2031	195,000	166,629
2.35%, 6/24/2040	70,000	50,870
2.75%, 2/10/2025	325,000	317,804
2.75%, 12/10/2051	150,000	103,330
3.40%, 3/7/2029	100,000	96,026
3.60%, 9/15/2042	25,000	21,225
3.70%, 2/10/2045	50,000	42,539
3.90%, 3/7/2039	100,000	90,980
4.00%, 3/7/2049	65,000	57,427
4.05%, 5/17/2028	100,000	99,693
4.30%, 5/17/2030	200,000	199,972
4.50%, 5/17/2033	120,000	120,856
5.00%, 5/17/2053	750,000	772,192
Novartis Capital Corp.:
1.75%, 2/14/2025 (b)	100,000	96,807
2.00%, 2/14/2027	100,000	93,670
2.20%, 8/14/2030	100,000	88,064
2.75%, 8/14/2050	815,000	588,927
3.00%, 11/20/2025	25,000	24,327
3.10%, 5/17/2027	30,000	28,873
4.00%, 11/20/2045	50,000	45,072
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	942,411
4.45%, 5/19/2028	500,000	500,085
4.65%, 5/19/2025	860,000	858,039
4.65%, 5/19/2030	250,000	251,745
5.11%, 5/19/2043	1,000,000	997,760
5.30%, 5/19/2053	660,000	674,995
5.34%, 5/19/2063	250,000	252,787
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	127,783
1.75%, 8/18/2031	65,000	53,987
2.55%, 5/28/2040	900,000	659,979
2.70%, 5/28/2050	250,000	174,072
3.00%, 12/15/2026	150,000	144,604
Security Description	Principal Amount	Value
3.45%, 3/15/2029	$ 100,000	$ 96,297
3.60%, 9/15/2028	100,000	97,370
3.90%, 3/15/2039	25,000	22,163
4.00%, 12/15/2036	150,000	141,519
4.00%, 3/15/2049	100,000	87,542
4.10%, 9/15/2038	200,000	183,984
4.20%, 9/15/2048	35,000	31,659
7.20%, 3/15/2039	75,000	93,027
Sanofi SA 3.63%, 6/19/2028	100,000	97,974
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	28,868
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	214,335
3.03%, 7/9/2040	200,000	153,972
3.18%, 7/9/2050	500,000	357,840
5.00%, 11/26/2028	100,000	101,508
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	208,487
Viatris, Inc.:
2.70%, 6/22/2030	150,000	127,083
3.85%, 6/22/2040	500,000	372,720
4.00%, 6/22/2050	900,000	633,402
Wyeth LLC 6.00%, 2/15/2036	25,000	27,617
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	47,467
3.00%, 5/15/2050	105,000	76,322
3.90%, 8/20/2028	50,000	48,952
4.45%, 8/20/2048	25,000	22,778
4.70%, 2/1/2043	25,000	23,894
5.40%, 11/14/2025	95,000	95,794
		37,761,779
PIPELINES — 0.8%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	40,292
4.80%, 5/3/2029	40,000	39,283
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	597,937
3.70%, 11/15/2029	90,000	85,117
Cheniere Energy Partners LP 5.95%, 6/30/2033 (d)	250,000	256,625
Enbridge, Inc.:
2.50%, 2/14/2025	80,000	77,547
2.50%, 8/1/2033	200,000	163,720
3.40%, 8/1/2051	145,000	105,656
3.70%, 7/15/2027 (b)	50,000	48,301
4.00%, 11/15/2049	100,000	79,756
4.25%, 12/1/2026	50,000	49,387
5.70%, 3/8/2033	610,000	634,394
5.97%, 3/8/2026	645,000	645,226
6.00%, 11/15/2028	150,000	157,611

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Energy Transfer LP:
2.90%, 5/15/2025	$ 500,000	$ 484,880
4.00%, 10/1/2027	50,000	48,198
4.15%, 9/15/2029	100,000	95,342
4.20%, 4/15/2027	50,000	48,599
4.40%, 3/15/2027	50,000	48,922
4.75%, 1/15/2026	225,000	223,456
4.95%, 5/15/2028	30,000	29,884
5.00%, 5/15/2050	250,000	223,480
5.15%, 2/1/2043	25,000	22,266
5.15%, 3/15/2045	225,000	206,534
5.25%, 4/15/2029	275,000	277,167
5.30%, 4/1/2044	25,000	23,046
5.35%, 5/15/2045	25,000	23,223
5.40%, 10/1/2047	150,000	139,981
5.55%, 2/15/2028	550,000	562,259
5.75%, 2/15/2033	500,000	516,685
6.10%, 12/1/2028	250,000	263,197
6.25%, 4/15/2049	275,000	285,241
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	93,524
3.20%, 2/15/2052	200,000	146,082
3.30%, 2/15/2053	250,000	185,582
3.70%, 1/31/2051	1,250,000	997,662
3.75%, 2/15/2025	75,000	74,012
3.95%, 2/15/2027	200,000	196,930
4.15%, 10/16/2028	25,000	24,723
4.20%, 1/31/2050	65,000	56,570
4.80%, 2/1/2049	25,000	23,717
4.85%, 3/15/2044	50,000	48,110
4.90%, 5/15/2046	50,000	47,785
5.10%, 2/15/2045	200,000	197,004
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	144,057
5.35%, 1/31/2033	500,000	524,250
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,457
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	91,399
3.25%, 8/1/2050	650,000	435,961
3.60%, 2/15/2051	600,000	430,332
4.30%, 6/1/2025	300,000	296,484
5.05%, 2/15/2046	50,000	44,749
5.20%, 6/1/2033	675,000	671,362
5.30%, 12/1/2034	200,000	199,110
5.55%, 6/1/2045	150,000	144,835
Magellan Midstream Partners LP:
4.20%, 10/3/2047	50,000	39,716
4.85%, 2/1/2049	275,000	243,708
5.00%, 3/1/2026	50,000	49,891
MPLX LP:
1.75%, 3/1/2026	35,000	32,745
Security Description	Principal Amount	Value
2.65%, 8/15/2030	$ 500,000	$ 431,920
4.00%, 3/15/2028	35,000	33,780
4.50%, 4/15/2038	180,000	160,270
4.70%, 4/15/2048	100,000	86,394
4.80%, 2/15/2029	105,000	104,337
4.88%, 6/1/2025	50,000	49,697
4.90%, 4/15/2058	25,000	21,278
4.95%, 3/14/2052	1,000,000	892,930
5.00%, 3/1/2033	145,000	142,199
5.20%, 3/1/2047	100,000	92,989
5.20%, 12/1/2047	100,000	91,399
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,781
3.10%, 3/15/2030	525,000	471,665
3.40%, 9/1/2029	100,000	92,131
4.00%, 7/13/2027	30,000	29,134
4.45%, 9/1/2049	40,000	33,568
4.50%, 3/15/2050	25,000	20,957
4.55%, 7/15/2028	50,000	49,373
4.95%, 7/13/2047	150,000	134,408
5.20%, 7/15/2048	25,000	23,460
5.55%, 11/1/2026	145,000	147,537
6.05%, 9/1/2033	145,000	153,471
6.63%, 9/1/2053	500,000	560,595
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	50,000	49,397
4.65%, 10/15/2025	400,000	395,628
4.70%, 6/15/2044	25,000	20,935
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	97,968
4.50%, 5/15/2030	250,000	244,680
5.63%, 3/1/2025	200,000	200,386
5.88%, 6/30/2026	250,000	254,375
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	85,455
6.15%, 3/1/2029	200,000	209,392
6.50%, 2/15/2053	500,000	541,565
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	455,620
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	665,994
4.63%, 3/1/2034	250,000	236,645
4.75%, 5/15/2038	100,000	92,635
6.20%, 3/9/2026	550,000	549,906
7.63%, 1/15/2039	25,000	29,964
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	680,895
7.85%, 2/1/2026	200,000	209,678

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Valero Energy Partners LP 4.50%, 3/15/2028	$ 50,000	$ 49,168
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	628,625
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	642,082
3.50%, 11/15/2030	100,000	91,676
3.75%, 6/15/2027	200,000	192,792
3.90%, 1/15/2025	50,000	49,207
5.10%, 9/15/2045	125,000	117,824
5.40%, 3/2/2026	500,000	505,050
5.65%, 3/15/2033 (b)	500,000	522,750
5.75%, 6/24/2044	25,000	25,238
		23,659,772
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	49,968
5.95%, 8/15/2034	155,000	163,106
		213,074
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	56,412
4.80%, 10/1/2032	250,000	236,362
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	100,185
3.00%, 5/18/2051	250,000	165,542
3.38%, 8/15/2031	60,000	54,133
3.45%, 4/30/2025	100,000	97,720
4.00%, 2/1/2050	100,000	79,182
4.70%, 7/1/2030	35,000	34,309
5.15%, 4/15/2053	500,000	483,710
American Tower Corp.:
1.45%, 9/15/2026	200,000	182,386
1.50%, 1/31/2028	500,000	437,175
2.30%, 9/15/2031	145,000	120,070
2.75%, 1/15/2027	200,000	187,514
3.10%, 6/15/2050	100,000	68,476
3.13%, 1/15/2027	100,000	94,586
3.38%, 10/15/2026	75,000	71,929
3.65%, 3/15/2027	160,000	153,973
5.50%, 3/15/2028	750,000	767,512
5.65%, 3/15/2033	650,000	675,889
5.80%, 11/15/2028	250,000	260,202
5.90%, 11/15/2033	250,000	265,382
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	117,097
Series MTN, 2.45%, 1/15/2031 (b)	70,000	60,295
Series GMTN, 2.95%, 5/11/2026	50,000	47,975
Series MTN, 3.20%, 1/15/2028	40,000	37,969
Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$ 65,000	$ 60,731
Series MTN, 3.90%, 10/15/2046	50,000	40,901
5.00%, 2/15/2033	500,000	509,735
Boston Properties LP:
2.45%, 10/1/2033	50,000	38,082
2.55%, 4/1/2032 (b)	200,000	159,402
2.75%, 10/1/2026	150,000	139,152
2.90%, 3/15/2030	35,000	29,985
3.40%, 6/21/2029 (b)	100,000	89,912
3.65%, 2/1/2026	100,000	96,306
6.50%, 1/15/2034 (b)	500,000	527,620
6.75%, 12/1/2027	100,000	104,840
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	44,403
2.50%, 8/16/2031	50,000	41,997
4.05%, 7/1/2030	25,000	23,463
4.13%, 6/15/2026	50,000	48,405
4.13%, 5/15/2029	100,000	95,202
Camden Property Trust:
3.15%, 7/1/2029	65,000	60,118
4.10%, 10/15/2028	20,000	19,460
5.85%, 11/3/2026	250,000	257,640
Corporate Office Properties LP:
2.25%, 3/15/2026	35,000	32,683
2.75%, 4/15/2031	40,000	32,592
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	407,270
2.50%, 7/15/2031	500,000	417,060
2.90%, 4/1/2041	500,000	357,515
3.65%, 9/1/2027	150,000	142,704
3.70%, 6/15/2026	15,000	14,494
4.00%, 3/1/2027	20,000	19,359
4.75%, 5/15/2047	100,000	86,763
5.00%, 1/11/2028	35,000	34,893
5.80%, 3/1/2034	110,000	113,940
CubeSmart LP:
3.00%, 2/15/2030 (b)	100,000	88,692
4.38%, 2/15/2029	30,000	29,121
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	144,771
5.55%, 1/15/2028	140,000	142,771
Equinix, Inc.:
1.00%, 9/15/2025	150,000	140,053
1.45%, 5/15/2026	70,000	64,679
1.55%, 3/15/2028	75,000	65,914
2.00%, 5/15/2028	70,000	62,553
2.50%, 5/15/2031	100,000	85,041
2.95%, 9/15/2051	150,000	100,281
3.20%, 11/18/2029	45,000	41,389
3.40%, 2/15/2052	50,000	36,635
3.90%, 4/15/2032	100,000	92,876

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
ERP Operating LP:
1.85%, 8/1/2031	$ 200,000	$ 164,368
3.00%, 7/1/2029	25,000	23,089
3.50%, 3/1/2028	100,000	95,601
4.00%, 8/1/2047	50,000	40,229
4.15%, 12/1/2028	100,000	98,252
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	144,606
2.55%, 6/15/2031	30,000	25,185
3.00%, 1/15/2030	25,000	22,278
3.63%, 5/1/2027	50,000	47,702
4.00%, 3/1/2029	65,000	62,002
4.50%, 3/15/2048 (b)	50,000	42,907
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	57,077
2.40%, 10/15/2031	70,000	57,704
3.90%, 4/1/2029	520,000	493,210
4.00%, 6/15/2029	100,000	95,387
5.70%, 4/1/2028	550,000	563,931
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	68,179
3.25%, 7/15/2027	50,000	46,775
5.38%, 5/1/2028	250,000	252,525
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	84,684
4.00%, 1/15/2030	65,000	59,327
4.00%, 1/15/2031	50,000	45,049
5.25%, 6/1/2025	20,000	19,944
5.38%, 4/15/2026	40,000	39,819
5.75%, 6/1/2028	20,000	20,165
6.75%, 12/1/2033	490,000	528,632
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	44,186
3.50%, 8/1/2026	25,000	23,879
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	89,812
2.13%, 12/1/2028	125,000	110,032
2.88%, 1/15/2031	125,000	108,317
5.25%, 12/15/2032 (b)	300,000	303,699
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	20,687
3.88%, 3/1/2027	50,000	46,418
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	150,000	134,818
Hudson Pacific Properties LP:
3.25%, 1/15/2030	200,000	150,262
4.65%, 4/1/2029	25,000	20,465
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	500,000	504,350
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	42,537
4.75%, 12/15/2028	25,000	23,817
Security Description	Principal Amount	Value
Kimco Realty OP LLC:
2.25%, 12/1/2031	$ 180,000	$ 146,934
2.80%, 10/1/2026	50,000	47,133
3.30%, 2/1/2025	40,000	39,086
3.70%, 10/1/2049	100,000	75,109
3.80%, 4/1/2027	25,000	24,015
4.60%, 2/1/2033	250,000	241,207
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	48,282
3.95%, 3/15/2029	100,000	97,297
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	163,650
3.10%, 4/15/2050	100,000	66,280
3.50%, 4/15/2051	45,000	32,974
3.60%, 12/15/2026	50,000	47,795
4.30%, 10/15/2028	35,000	33,899
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	161,418
3.63%, 10/1/2029	50,000	44,258
Physicians Realty LP:
2.63%, 11/1/2031	25,000	20,589
3.95%, 1/15/2028	100,000	95,097
Piedmont Operating Partnership LP 3.15%, 8/15/2030 (b)	100,000	75,830
Prologis LP:
1.25%, 10/15/2030 (b)	30,000	24,281
1.63%, 3/15/2031	250,000	202,647
1.75%, 2/1/2031	70,000	58,199
2.13%, 4/15/2027	50,000	46,162
2.25%, 4/15/2030	65,000	56,888
2.25%, 1/15/2032	100,000	83,864
3.00%, 4/15/2050	50,000	35,923
3.05%, 3/1/2050	10,000	7,166
4.00%, 9/15/2028	100,000	97,750
4.38%, 2/1/2029	65,000	64,204
4.75%, 6/15/2033	200,000	202,712
4.88%, 6/15/2028	500,000	506,805
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	45,945
1.85%, 5/1/2028	250,000	224,842
2.25%, 11/9/2031	65,000	55,551
5.10%, 8/1/2033	50,000	51,790
Realty Income Corp.:
0.75%, 3/15/2026	250,000	227,852
1.80%, 3/15/2033 (b)	300,000	233,115
2.85%, 12/15/2032	250,000	212,962
3.10%, 12/15/2029	150,000	137,680
3.65%, 1/15/2028	100,000	96,023
3.88%, 4/15/2025	100,000	98,316
3.95%, 8/15/2027	40,000	38,918
4.13%, 10/15/2026	50,000	49,096
4.63%, 11/1/2025	50,000	49,691
4.70%, 12/15/2028	140,000	141,053

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.88%, 6/1/2026	$ 10,000	$ 10,005
5.05%, 1/13/2026	45,000	44,978
Regency Centers LP:
4.13%, 3/15/2028	50,000	47,953
4.40%, 2/1/2047	150,000	124,656
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	123,076
5.13%, 8/15/2026	25,000	24,610
Simon Property Group LP:
1.38%, 1/15/2027	200,000	182,598
1.75%, 2/1/2028	250,000	224,725
2.20%, 2/1/2031	250,000	209,652
2.65%, 7/15/2030	350,000	310,005
2.65%, 2/1/2032	500,000	427,385
4.25%, 11/30/2046	50,000	42,075
5.50%, 3/8/2033	200,000	207,126
Spirit Realty LP:
2.10%, 3/15/2028	50,000	44,383
2.70%, 2/15/2032	60,000	50,291
3.40%, 1/15/2030	100,000	91,047
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	76,095
4.50%, 3/15/2028	50,000	46,352
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	57,027
2.70%, 7/15/2031	40,000	33,350
4.20%, 4/15/2032	50,000	45,653
Tanger Properties LP 3.88%, 7/15/2027	50,000	45,855
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	191,292
Series MTN, 2.95%, 9/1/2026	25,000	23,723
Series GMTN, 3.50%, 1/15/2028 (b)	150,000	141,298
Series MTN, 3.50%, 7/1/2027	50,000	47,630
Ventas Realty LP:
2.65%, 1/15/2025	25,000	24,223
3.00%, 1/15/2030	50,000	44,185
3.85%, 4/1/2027	100,000	96,136
4.00%, 3/1/2028	100,000	95,522
4.38%, 2/1/2045	75,000	60,680
VICI Properties LP 5.13%, 5/15/2032	750,000	731,640
Welltower OP LLC:
2.05%, 1/15/2029	560,000	492,862
2.70%, 2/15/2027	50,000	46,950
2.80%, 6/1/2031	200,000	174,636
3.10%, 1/15/2030	55,000	49,649
4.00%, 6/1/2025	175,000	171,904
4.13%, 3/15/2029	100,000	96,478
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	53,252
Security Description	Principal Amount	Value
4.00%, 11/15/2029	$ 200,000	$ 191,286
4.75%, 5/15/2026	200,000	198,976
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	39,073
3.85%, 7/15/2029	100,000	93,763
		24,863,637
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	178,066
4.75%, 6/1/2030	50,000	48,255
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	32,514
3.75%, 6/1/2027	100,000	97,132
4.50%, 2/1/2028	105,000	104,425
4.75%, 2/1/2033	95,000	93,668
5.20%, 8/1/2033	250,000	254,480
6.55%, 11/1/2033	140,000	155,540
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	49,732
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	90,804
1.60%, 4/20/2030	65,000	55,699
1.75%, 4/20/2032 (b)	530,000	440,838
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,516
4.55%, 2/15/2048	15,000	12,737
6.30%, 10/10/2033	115,000	123,669
Dollar General Corp.:
4.13%, 5/1/2028 (b)	70,000	68,499
4.15%, 11/1/2025	25,000	24,599
4.63%, 11/1/2027	100,000	99,377
5.00%, 11/1/2032	60,000	59,889
5.45%, 7/5/2033 (b)	750,000	764,730
5.50%, 11/1/2052	100,000	97,405
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	169,846
4.00%, 5/15/2025	100,000	98,226
4.20%, 5/15/2028	45,000	44,034
Genuine Parts Co. 1.75%, 2/1/2025	40,000	38,460
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	88,673
1.88%, 9/15/2031	40,000	33,479
2.13%, 9/15/2026	150,000	141,256
2.38%, 3/15/2051	500,000	317,555
2.50%, 4/15/2027	350,000	330,228
2.70%, 4/15/2030	250,000	228,692
2.75%, 9/15/2051	100,000	68,469
2.80%, 9/14/2027	250,000	237,820
2.88%, 4/15/2027	100,000	95,632
3.00%, 4/1/2026	350,000	339,367
3.13%, 12/15/2049	100,000	74,518
3.25%, 4/15/2032	130,000	120,166
3.30%, 4/15/2040	250,000	207,222
3.35%, 4/15/2050	150,000	116,618

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.63%, 4/15/2052	$ 500,000	$ 405,850
4.00%, 9/15/2025	80,000	79,302
4.25%, 4/1/2046	35,000	31,683
4.90%, 4/15/2029	500,000	514,010
4.95%, 9/15/2052 (b)	250,000	253,417
5.95%, 4/1/2041	50,000	55,951
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	17,573
1.70%, 9/15/2028	25,000	22,120
1.70%, 10/15/2030	520,000	432,359
2.50%, 4/15/2026	50,000	47,636
2.63%, 4/1/2031	100,000	87,640
3.00%, 10/15/2050	265,000	180,481
3.10%, 5/3/2027	200,000	191,704
3.35%, 4/1/2027 (b)	90,000	86,749
3.38%, 9/15/2025	25,000	24,401
3.50%, 4/1/2051	50,000	37,328
3.70%, 4/15/2046	50,000	39,539
3.75%, 4/1/2032	250,000	233,812
4.05%, 5/3/2047	300,000	247,449
4.40%, 9/8/2025	70,000	69,544
4.80%, 4/1/2026	765,000	765,597
5.00%, 4/15/2033 (b)	210,000	214,498
5.15%, 7/1/2033	350,000	359,782
5.80%, 9/15/2062	250,000	264,217
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	14,207
Series MTN, 2.13%, 3/1/2030	15,000	13,110
Series MTN, 2.63%, 9/1/2029 (b)	75,000	68,650
Series MTN, 3.50%, 3/1/2027	50,000	48,681
Series MTN, 3.60%, 7/1/2030	250,000	237,270
Series MTN, 3.63%, 9/1/2049	160,000	128,589
Series MTN, 3.70%, 1/30/2026	75,000	73,760
Series MTN, 3.80%, 4/1/2028	100,000	97,553
Series MTN, 4.20%, 4/1/2050	750,000	666,427
Series MTN, 4.45%, 3/1/2047	125,000	114,783
Series MTN, 4.45%, 9/1/2048	20,000	18,540
Series MTN, 4.70%, 12/9/2035	150,000	148,078
4.80%, 8/14/2028	200,000	203,740
Series MTN, 4.88%, 12/9/2045	100,000	98,578
4.95%, 8/14/2033 (b)	200,000	205,584
5.45%, 8/14/2053	200,000	213,040
Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	$ 45,000	$ 36,672
3.60%, 9/1/2027	50,000	48,224
4.35%, 6/1/2028	100,000	99,334
5.75%, 11/20/2026	175,000	179,184
Starbucks Corp.:
2.00%, 3/12/2027	100,000	92,690
2.25%, 3/12/2030	100,000	87,827
2.55%, 11/15/2030	100,000	88,428
3.00%, 2/14/2032 (b)	220,000	197,223
3.35%, 3/12/2050	25,000	18,731
3.50%, 11/15/2050	150,000	116,681
3.80%, 8/15/2025	50,000	49,107
4.00%, 11/15/2028	50,000	49,246
4.45%, 8/15/2049	100,000	90,880
4.50%, 11/15/2048	30,000	27,386
4.75%, 2/15/2026	425,000	426,823
4.80%, 2/15/2033	145,000	148,000
Target Corp.:
1.95%, 1/15/2027	200,000	186,608
2.25%, 4/15/2025	500,000	485,020
2.50%, 4/15/2026	50,000	48,151
3.38%, 4/15/2029	100,000	96,255
4.40%, 1/15/2033 (b)	65,000	65,593
4.80%, 1/15/2053 (b)	565,000	561,028
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	207,657
2.25%, 9/15/2026	50,000	47,427
Walmart, Inc.:
1.05%, 9/17/2026	165,000	151,779
1.50%, 9/22/2028	500,000	446,890
1.80%, 9/22/2031	570,000	483,331
2.50%, 9/22/2041	750,000	555,150
2.65%, 9/22/2051	400,000	279,248
3.25%, 7/8/2029	80,000	76,834
3.90%, 4/15/2028	125,000	123,851
4.10%, 4/15/2033	135,000	133,395
4.50%, 9/9/2052	250,000	243,607
4.50%, 4/15/2053	500,000	487,020
		19,065,347
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	425,925
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,548
3.90%, 10/1/2025	25,000	24,663
4.35%, 4/1/2047	100,000	94,459
5.10%, 10/1/2035	50,000	52,541
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	341,565
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	71,876
2.45%, 2/15/2031 (d)	700,000	598,892
2.60%, 2/15/2033 (d)	200,000	164,662

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.14%, 11/15/2035 (d)	$ 750,000	$ 615,967
3.15%, 11/15/2025	80,000	77,506
3.42%, 4/15/2033 (d)	315,000	276,715
3.47%, 4/15/2034 (d)	250,000	217,602
3.50%, 2/15/2041 (d)	315,000	249,997
3.75%, 2/15/2051 (d)	40,000	31,515
4.11%, 9/15/2028	159,000	155,386
4.15%, 11/15/2030	100,000	95,531
4.30%, 11/15/2032	55,000	52,733
4.75%, 4/15/2029	150,000	150,320
4.93%, 5/15/2037 (d)	500,000	483,670
5.00%, 4/15/2030 (b)	200,000	203,114
Intel Corp.:
1.60%, 8/12/2028	55,000	48,659
2.00%, 8/12/2031	100,000	84,530
2.45%, 11/15/2029	150,000	135,092
3.05%, 8/12/2051	350,000	247,590
3.10%, 2/15/2060	150,000	103,547
3.15%, 5/11/2027	200,000	192,242
3.25%, 11/15/2049	150,000	111,579
3.40%, 3/25/2025	500,000	491,610
3.75%, 3/25/2027	300,000	293,913
3.75%, 8/5/2027	250,000	244,995
4.10%, 5/19/2046	370,000	325,744
4.10%, 5/11/2047	50,000	43,578
4.75%, 3/25/2050	150,000	142,160
4.88%, 2/10/2026	750,000	755,572
4.88%, 2/10/2028 (b)	150,000	152,510
4.90%, 8/5/2052	500,000	490,200
5.20%, 2/10/2033 (b)	635,000	663,467
5.63%, 2/10/2043	100,000	107,133
5.70%, 2/10/2053 (b)	570,000	616,837
5.90%, 2/10/2063	500,000	557,155
KLA Corp.:
3.30%, 3/1/2050	50,000	38,216
4.10%, 3/15/2029	65,000	64,698
4.95%, 7/15/2052	750,000	758,122
Lam Research Corp.:
3.75%, 3/15/2026	50,000	49,113
4.00%, 3/15/2029	280,000	276,335
4.88%, 3/15/2049	25,000	24,956
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	60,515
2.45%, 4/15/2028	65,000	58,801
2.95%, 4/15/2031	60,000	52,433
5.75%, 2/15/2029	250,000	258,660
5.95%, 9/15/2033	125,000	132,685
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	92,332
4.66%, 2/15/2030 (b)	200,000	195,964
5.38%, 4/15/2028	500,000	509,030
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	89,570
2.00%, 6/15/2031	100,000	85,708
3.20%, 9/16/2026	50,000	48,666
Security Description	Principal Amount	Value
3.50%, 4/1/2040	$ 300,000	$ 260,442
3.50%, 4/1/2050	150,000	125,334
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,636
3.15%, 5/1/2027	15,000	14,245
3.25%, 5/11/2041	350,000	267,435
3.40%, 5/1/2030	570,000	523,727
4.30%, 6/18/2029	500,000	485,830
4.40%, 6/1/2027	75,000	74,095
5.00%, 1/15/2033	100,000	99,831
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	221,407
2.15%, 5/20/2030	100,000	88,255
3.25%, 5/20/2027	50,000	48,409
3.25%, 5/20/2050 (b)	45,000	35,145
3.45%, 5/20/2025	50,000	49,130
4.25%, 5/20/2032	90,000	89,416
4.30%, 5/20/2047	50,000	45,865
4.80%, 5/20/2045	25,000	24,840
5.40%, 5/20/2033 (b)	250,000	270,055
6.00%, 5/20/2053	500,000	577,335
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	66,809
3.88%, 3/15/2039 (b)	250,000	231,282
4.15%, 5/15/2048	150,000	136,320
4.60%, 2/15/2028	115,000	116,995
5.05%, 5/18/2063	500,000	512,325
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	692,107
3.13%, 10/25/2041	750,000	606,037
3.88%, 4/22/2027	200,000	195,804
		18,882,215
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	88,095
SOFTWARE — 0.7%
Adobe, Inc.:
1.90%, 2/1/2025	30,000	29,093
2.30%, 2/1/2030	30,000	26,913
3.25%, 2/1/2025	25,000	24,571
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	136,962
3.50%, 6/15/2027	50,000	48,538
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	128,219
2.90%, 12/1/2029	50,000	44,858
Concentrix Corp. 6.65%, 8/2/2026	200,000	204,978
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	75,132
2.95%, 2/15/2051	65,000	45,930

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$ 305,000	$ 281,936
1.65%, 3/1/2028	35,000	31,210
2.25%, 3/1/2031 (b)	100,000	84,536
3.10%, 3/1/2041	15,000	11,157
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	46,308
2.65%, 6/1/2030	50,000	44,050
3.20%, 7/1/2026	275,000	264,701
3.50%, 7/1/2029	65,000	61,219
4.20%, 10/1/2028 (b)	65,000	63,630
4.40%, 7/1/2049	60,000	53,009
5.45%, 3/2/2028	750,000	773,047
5.60%, 3/2/2033	500,000	522,760
Intuit, Inc.:
0.95%, 7/15/2025	15,000	14,136
1.65%, 7/15/2030 (b)	15,000	12,610
5.20%, 9/15/2033	150,000	157,190
5.25%, 9/15/2026	250,000	255,005
5.50%, 9/15/2053	310,000	340,200
Microsoft Corp.:
2.40%, 8/8/2026	200,000	190,866
2.53%, 6/1/2050	1,668,000	1,141,012
2.68%, 6/1/2060	288,000	193,300
2.92%, 3/17/2052	860,000	633,536
3.04%, 3/17/2062	312,000	225,660
3.13%, 11/3/2025	50,000	48,844
3.30%, 2/6/2027	780,000	760,219
3.45%, 8/8/2036	1,062,000	976,636
4.50%, 6/15/2047 (d)	150,000	147,123
Oracle Corp.:
1.65%, 3/25/2026	590,000	550,134
2.30%, 3/25/2028	105,000	95,632
2.50%, 4/1/2025	600,000	581,160
2.65%, 7/15/2026	45,000	42,687
2.80%, 4/1/2027	250,000	235,847
2.88%, 3/25/2031	370,000	327,665
2.95%, 5/15/2025	10,000	9,714
2.95%, 4/1/2030	300,000	270,765
3.60%, 4/1/2040	750,000	599,790
3.60%, 4/1/2050	525,000	388,825
3.65%, 3/25/2041	910,000	723,523
3.80%, 11/15/2037	180,000	153,171
3.85%, 7/15/2036	150,000	130,767
3.85%, 4/1/2060	250,000	181,922
3.90%, 5/15/2035	5,000	4,452
3.95%, 3/25/2051	370,000	290,831
4.00%, 7/15/2046	180,000	144,378
4.10%, 3/25/2061	145,000	110,799
4.30%, 7/8/2034	200,000	186,756
4.38%, 5/15/2055	10,000	8,306
4.50%, 5/6/2028	90,000	90,025
4.90%, 2/6/2033	590,000	587,209
5.55%, 2/6/2053	500,000	500,795
Security Description	Principal Amount	Value
5.80%, 11/10/2025	$ 550,000	$ 559,009
6.15%, 11/9/2029	295,000	317,104
6.25%, 11/9/2032	350,000	380,600
6.90%, 11/9/2052	500,000	586,040
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	205,842
2.00%, 6/30/2030	30,000	25,495
2.95%, 9/15/2029	40,000	36,642
3.80%, 12/15/2026	30,000	29,358
4.20%, 9/15/2028	65,000	63,907
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	57,839
1.95%, 7/15/2031	120,000	102,502
2.70%, 7/15/2041	60,000	45,857
2.90%, 7/15/2051	100,000	71,600
3.05%, 7/15/2061 (b)	50,000	35,154
3.70%, 4/11/2028	25,000	24,502
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	53,459
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	500,000	504,020
5.00%, 3/28/2026	250,000	250,860
VMware LLC:
1.40%, 8/15/2026	500,000	457,145
3.90%, 8/21/2027	150,000	145,743
Workday, Inc. 3.50%, 4/1/2027	550,000	531,861
		18,798,786
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	178,010
4.38%, 7/16/2042	50,000	45,135
4.38%, 4/22/2049 (b)	200,000	177,332
4.70%, 7/21/2032	200,000	196,074
6.13%, 3/30/2040	100,000	108,790
AT&T, Inc.:
1.65%, 2/1/2028	530,000	471,960
1.70%, 3/25/2026	850,000	795,226
2.25%, 2/1/2032	125,000	103,425
2.30%, 6/1/2027	550,000	510,757
2.55%, 12/1/2033	350,000	285,547
2.75%, 6/1/2031	350,000	306,642
3.10%, 2/1/2043 (b)	150,000	113,055
3.50%, 6/1/2041	600,000	476,862
3.50%, 9/15/2053	900,000	654,822
3.55%, 9/15/2055	429,000	309,300
3.65%, 6/1/2051	100,000	75,478
3.65%, 9/15/2059	294,000	211,157
3.80%, 2/15/2027	150,000	146,375
3.80%, 12/1/2057	471,000	350,589
3.85%, 6/1/2060	45,000	33,623
4.10%, 2/15/2028	184,000	179,910
4.50%, 5/15/2035	300,000	284,553
4.55%, 3/9/2049	208,000	182,341

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.65%, 6/1/2044	$ 25,000	$ 22,256
4.75%, 5/15/2046	30,000	27,200
4.85%, 3/1/2039	570,000	545,125
5.40%, 2/15/2034	1,130,000	1,165,990
5.54%, 2/20/2026	600,000	600,426
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	345,559
4.30%, 7/29/2049	55,000	47,220
4.46%, 4/1/2048 (b)	30,000	27,001
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	203,120
Cisco Systems, Inc.:
3.50%, 6/15/2025 (b)	25,000	24,653
5.50%, 1/15/2040	300,000	319,644
Corning, Inc.:
4.38%, 11/15/2057	25,000	21,845
5.35%, 11/15/2048	100,000	100,024
5.75%, 8/15/2040	25,000	25,623
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	663,019
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	231,650
2.00%, 12/10/2030	250,000	202,385
3.75%, 8/15/2029	100,000	94,911
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	85,396
4.60%, 2/23/2028	125,000	124,343
4.60%, 5/23/2029	50,000	49,683
Orange SA 5.50%, 2/6/2044	50,000	51,978
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	128,812
3.70%, 11/15/2049	50,000	37,910
3.80%, 3/15/2032	125,000	115,129
4.30%, 2/15/2048 (b)	40,000	33,378
4.35%, 5/1/2049	155,000	131,240
4.55%, 3/15/2052	500,000	436,925
5.00%, 3/15/2044	50,000	46,868
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	813,045
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	490,110
5.21%, 3/8/2047	300,000	279,096
5.52%, 3/1/2049	150,000	145,160
7.05%, 6/20/2036	25,000	28,304
Telefonica Europe BV 8.25%, 9/15/2030 (b)	25,000	29,323
TELUS Corp. 4.60%, 11/16/2048	150,000	134,003
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	40,614
2.25%, 11/15/2031	50,000	41,605
Security Description	Principal Amount	Value
2.55%, 2/15/2031	$ 165,000	$ 142,040
2.70%, 3/15/2032	500,000	426,625
3.00%, 2/15/2041	555,000	416,028
3.30%, 2/15/2051	350,000	253,519
3.40%, 10/15/2052	500,000	365,130
3.50%, 4/15/2025	650,000	636,551
3.60%, 11/15/2060	20,000	14,624
3.75%, 4/15/2027	150,000	145,560
3.88%, 4/15/2030	380,000	360,768
4.38%, 4/15/2040	350,000	316,862
4.50%, 4/15/2050	545,000	482,499
4.80%, 7/15/2028 (b)	250,000	252,002
5.05%, 7/15/2033	500,000	504,315
5.20%, 1/15/2033	250,000	256,137
5.65%, 1/15/2053	250,000	260,945
5.75%, 1/15/2034	250,000	265,310
5.75%, 1/15/2054	500,000	530,520
6.00%, 6/15/2054	250,000	274,812
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	185,950
1.45%, 3/20/2026	580,000	540,206
1.50%, 9/18/2030	60,000	49,466
1.68%, 10/30/2030	55,000	45,314
1.75%, 1/20/2031	200,000	164,600
2.10%, 3/22/2028	500,000	452,020
2.55%, 3/21/2031	500,000	431,210
2.63%, 8/15/2026	50,000	47,640
2.65%, 11/20/2040	200,000	144,232
2.88%, 11/20/2050	200,000	136,268
2.99%, 10/30/2056	337,000	224,243
3.00%, 11/20/2060	175,000	114,987
3.15%, 3/22/2030	500,000	457,375
3.38%, 2/15/2025	500,000	490,795
3.40%, 3/22/2041	500,000	399,150
3.55%, 3/22/2051	500,000	385,745
3.70%, 3/22/2061	500,000	382,705
3.88%, 2/8/2029	10,000	9,697
4.00%, 3/22/2050	500,000	415,105
4.02%, 12/3/2029	350,000	338,632
4.27%, 1/15/2036	28,000	26,370
4.33%, 9/21/2028	285,000	282,076
4.40%, 11/1/2034	250,000	240,760
4.50%, 8/10/2033	250,000	243,945
5.05%, 5/9/2033	990,000	1,010,968
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	49,382
4.25%, 9/17/2050	750,000	624,435
4.38%, 2/19/2043	75,000	65,471
5.63%, 2/10/2053	140,000	141,750
		28,112,280
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	28,286

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.90%, 11/19/2029 (b)	$ 100,000	$ 93,201
		121,487
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,878
3.30%, 9/15/2051	350,000	266,143
3.55%, 2/15/2050	250,000	201,397
3.90%, 8/1/2046	100,000	84,852
4.05%, 6/15/2048	155,000	134,523
4.13%, 6/15/2047	150,000	131,674
4.15%, 12/15/2048	30,000	26,437
4.45%, 3/15/2043	50,000	46,450
4.45%, 1/15/2053	500,000	471,000
4.55%, 9/1/2044	50,000	46,663
4.90%, 4/1/2044	125,000	123,594
5.20%, 4/15/2054	895,000	933,610
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,848
2.75%, 3/1/2026	100,000	96,310
3.20%, 8/2/2046	25,000	19,326
3.65%, 2/3/2048	50,000	41,584
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	73,836
2.05%, 3/5/2030	35,000	29,996
2.45%, 12/2/2031	565,000	523,806
2.88%, 11/15/2029	65,000	58,610
3.00%, 12/2/2041	350,000	312,144
3.50%, 5/1/2050	25,000	19,174
4.00%, 6/1/2028	100,000	97,784
4.70%, 5/1/2048	50,000	45,480
4.80%, 9/15/2035	30,000	29,370
CSX Corp.:
2.40%, 2/15/2030	50,000	44,284
2.50%, 5/15/2051	610,000	394,688
3.25%, 6/1/2027	50,000	48,223
3.35%, 9/15/2049	65,000	49,178
3.80%, 3/1/2028	50,000	49,131
3.80%, 11/1/2046	100,000	83,122
4.10%, 3/15/2044	75,000	65,654
4.25%, 3/15/2029	95,000	94,888
4.30%, 3/1/2048	50,000	44,534
4.50%, 3/15/2049	125,000	114,150
4.65%, 3/1/2068	50,000	45,972
5.20%, 11/15/2033 (b)	650,000	678,229
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	55,880
3.25%, 5/15/2041	65,000	50,313
3.40%, 2/15/2028	50,000	47,968
3.90%, 2/1/2035	200,000	182,964
4.05%, 2/15/2048	50,000	41,680
4.55%, 4/1/2046	100,000	89,625
4.75%, 11/15/2045	25,000	23,040
4.95%, 10/17/2048	100,000	94,908
Security Description	Principal Amount	Value
5.25%, 5/15/2050	$ 250,000	$ 249,530
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	143,913
2.90%, 8/25/2051	150,000	102,202
3.00%, 3/15/2032 (b)	150,000	133,407
3.05%, 5/15/2050	350,000	249,070
3.15%, 6/1/2027	50,000	47,796
3.16%, 5/15/2055	68,000	47,841
3.40%, 11/1/2049	100,000	75,610
3.94%, 11/1/2047	100,000	83,462
4.45%, 3/1/2033 (b)	200,000	197,474
4.45%, 6/15/2045	19,000	17,034
5.05%, 8/1/2030	145,000	148,716
5.55%, 3/15/2034	95,000	100,493
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	115,212
Series MTN, 2.85%, 3/1/2027	145,000	136,190
Series MTN, 5.65%, 3/1/2028	250,000	257,535
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	233,662
2.38%, 5/20/2031	40,000	34,784
2.40%, 2/5/2030	500,000	446,510
2.75%, 3/1/2026	50,000	48,177
2.80%, 2/14/2032	570,000	505,921
2.97%, 9/16/2062	110,000	74,191
3.20%, 5/20/2041	70,000	56,141
3.25%, 2/5/2050	700,000	536,319
3.38%, 2/14/2042	40,000	32,713
3.50%, 2/14/2053	75,000	59,434
3.55%, 5/20/2061	100,000	75,455
3.80%, 10/1/2051	52,000	43,621
3.80%, 4/6/2071	175,000	138,530
3.84%, 3/20/2060	130,000	106,202
4.10%, 9/15/2067	15,000	12,469
4.50%, 1/20/2033 (b)	250,000	251,455
4.95%, 9/9/2052 (b)	250,000	255,485
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,540
3.05%, 11/15/2027 (b)	50,000	47,927
3.75%, 11/15/2047	175,000	148,242
3.90%, 4/1/2025	500,000	494,390
4.88%, 3/3/2033 (b)	175,000	181,704
5.05%, 3/3/2053 (b)	600,000	622,512
5.30%, 4/1/2050	200,000	212,358
		12,885,147
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	159,208
3.10%, 6/1/2051	250,000	165,182
3.85%, 3/30/2027	50,000	48,037
4.55%, 11/7/2028 (b)	50,000	49,044
4.70%, 4/1/2029	25,000	24,783

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
6.05%, 3/15/2034	$ 100,000	$ 103,868
		550,122
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	59,104
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	85,415
2.95%, 9/1/2027	121,000	114,381
3.25%, 6/1/2051 (b)	100,000	73,632
3.40%, 3/1/2025	25,000	24,473
3.45%, 5/1/2050	50,000	38,346
3.75%, 9/1/2028	100,000	96,269
3.75%, 9/1/2047	100,000	81,751
4.30%, 12/1/2042	25,000	22,506
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	87,758
2.70%, 4/15/2030	60,000	52,535
		677,066
TOTAL CORPORATE BONDS & NOTES (Cost $758,660,408)		700,928,502
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	105,000	106,348
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	250,000	253,117
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	98,000	97,847
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	450,276
CarMax Auto Owner Trust:
Series 2023-1, Class A3, 4.75%, 10/15/2027	421,000	419,694
Series 2023-2, Class A3, 5.05%, 1/18/2028	250,000	250,828
Exeter Automobile Receivables Trust Series 2021-4A, Class D, 1.96%, 1/17/2028	300,000	283,003
Ford Credit Auto Owner Trust:
Series 2022-B, Class A4, 3.93%, 8/15/2027	200,000	196,592
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	93,641
Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	$ 90,000	$ 89,984
Series 2023-3, Class A3, 5.38%, 11/20/2026	120,000	120,795
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	496,771
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	54,796
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	125,471
Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	78,142
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	185,292
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	367,000	372,834
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	424,789
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	401,568
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	246,325
Series 2023-3, Class A3, 5.61%, 10/15/2027	63,000	63,297
Series 2023-4, Class A3, 5.73%, 4/17/2028	133,000	134,269
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	349,587
Series 2023-C, Class A3, 5.16%, 4/17/2028	69,000	69,560
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	503,363
		5,868,189
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2022-2, Class A, 3.39%, 5/15/2027	200,000	195,864

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series 2022-3, Class A, 3.75%, 8/15/2027	$ 800,000	$ 786,337
Series 2023-1, Class A, 4.87%, 5/15/2028	137,000	137,888
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	300,000	301,417
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	249,659
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	490,207
Series 2023-A1, Class A, 4.42%, 5/15/2028	286,000	284,629
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	305,441
Chase Issuance Trust Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	178,561
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	195,170
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	246,192
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	244,532
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	456,206
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	175,894
		4,247,997
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	249,897
John Deere Owner Trust Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	400,665
Verizon Master Trust:
Series 2023-1, Class A, 4.49%, 1/22/2029	400,000	397,701
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	207,215
		1,255,478
TOTAL ASSET-BACKED SECURITIES (Cost $11,450,115)		11,371,664
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd. 5.20%, 5/13/2025	$ 250,000	$ 251,250
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	83,975
1.50%, 02/12/2025	50,000	48,236
4.25%, 03/01/2028	750,000	754,875
Series GMTN, 0.50%, 02/02/2026	500,000	462,065
		1,349,151
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	375,000	388,519
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	461,660
1.63%, 01/22/2025	250,000	242,313
3.75%, 04/26/2028 (b)	760,000	753,616
Export Development Canada:
3.38%, 08/26/2025	500,000	491,225
3.88%, 02/14/2028	500,000	496,930
Province of Alberta:
1.00%, 05/20/2025	500,000	475,090
1.30%, 07/22/2030	400,000	333,476
3.30%, 03/15/2028	650,000	628,199
Province of British Columbia:
0.90%, 07/20/2026	500,000	459,470
1.30%, 01/29/2031 (b)	200,000	165,502
4.20%, 07/06/2033 (b)	550,000	544,544
Series 9, 2.25%, 06/02/2026	150,000	142,955
Province of Manitoba 2.13%, 6/22/2026	250,000	237,140
Province of New Brunswick 3.63%, 2/24/2028	50,000	48,608
Province of Ontario:
0.63%, 01/21/2026	440,000	407,616
1.05%, 04/14/2026	200,000	185,774
1.13%, 10/07/2030	500,000	410,025
1.60%, 02/25/2031	250,000	210,203
1.80%, 10/14/2031	500,000	420,895
2.00%, 10/02/2029	350,000	312,280
2.50%, 04/27/2026	350,000	335,765
3.10%, 05/19/2027	750,000	724,185
Series MTN, 2.13%, 01/21/2032 (b)	1,250,000	1,069,512
Province of Quebec:
0.60%, 07/23/2025	250,000	235,080
1.35%, 05/28/2030	300,000	252,555

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
1.90%, 04/21/2031 (b)	$ 250,000	$ 214,058
2.50%, 04/20/2026	250,000	239,975
2.75%, 04/12/2027	200,000	191,142
3.63%, 04/13/2028 (b)	1,750,000	1,715,437
Series QX, 1.50%, 02/11/2025 (b)	500,000	482,030
		12,887,260
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031 (b)	200,000	173,930
2.55%, 07/27/2033	250,000	206,407
3.10%, 01/22/2061	250,000	167,232
3.13%, 01/21/2026	50,000	48,460
3.24%, 02/06/2028	200,000	190,300
3.25%, 09/21/2071	250,000	167,183
3.86%, 06/21/2047	300,000	245,394
4.34%, 03/07/2042	250,000	223,200
4.95%, 01/05/2036	335,000	330,772
5.33%, 01/05/2054	500,000	496,810
		2,249,688
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	56,965
0.38%, 07/18/2025	250,000	234,695
0.63%, 01/22/2026	225,000	208,911
0.75%, 09/30/2030 (b)	500,000	406,060
1.75%, 09/14/2029 (b)	250,000	222,100
2.00%, 05/02/2025	100,000	96,632
2.88%, 04/03/2028	290,000	277,069
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	222,727
0.88%, 09/03/2030	200,000	163,046
Series 37, 2.50%, 11/15/2027	50,000	47,259
Series 40, 0.50%, 05/27/2025	90,000	84,985
		2,020,449
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	415,590
2.15%, 07/28/2031	500,000	421,480
3.05%, 03/12/2051	250,000	191,022
3.55%, 03/31/2032 (b)	350,000	323,599
4.45%, 04/15/2070	200,000	180,168
4.55%, 01/11/2028	200,000	199,754
4.75%, 02/11/2029	150,000	151,175
4.85%, 01/11/2033 (b)	200,000	204,318
5.35%, 02/11/2049 (b)	100,000	106,125
Security Description	Principal Amount	Value
5.65%, 01/11/2053	$ 300,000	$ 328,374
		2,521,605
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030 (b)	200,000	176,728
2.88%, 03/16/2026	100,000	95,318
3.25%, 01/17/2028 (b)	100,000	93,464
3.88%, 07/03/2050 (b)	200,000	153,926
4.13%, 01/17/2048 (b)	100,000	80,659
4.50%, 01/17/2033 (b)	200,000	190,052
State of Israel 3.38%, 1/15/2050	300,000	212,298
		1,002,445
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	231,155
2.88%, 10/17/2029	500,000	447,965
3.88%, 05/06/2051	200,000	143,452
4.00%, 10/17/2049	200,000	150,348
5.38%, 06/15/2033	50,000	50,313
		1,023,233
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	422,482
1.25%, 01/21/2031 (b)	250,000	202,903
1.88%, 04/15/2031 (b)	200,000	168,830
2.13%, 02/16/2029 (b)	250,000	224,355
2.38%, 04/20/2026	200,000	190,542
2.75%, 11/16/2027	200,000	188,788
2.88%, 04/14/2025 (b)	200,000	195,044
2.88%, 07/21/2027	100,000	95,224
3.25%, 07/20/2028 (b)	250,000	239,000
3.88%, 09/16/2025	500,000	492,730
4.25%, 01/26/2026	200,000	198,874
4.25%, 04/27/2026	200,000	198,716
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	166,380
		2,983,868
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	380,439
3.25%, 04/16/2030	350,000	316,963
3.50%, 02/12/2034	250,000	211,580
3.75%, 01/11/2028	100,000	96,423
3.77%, 05/24/2061	200,000	135,496
3.90%, 04/27/2025 (b)	500,000	495,120
4.13%, 01/21/2026	125,000	123,995
4.15%, 03/28/2027 (b)	200,000	198,218

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.28%, 08/14/2041	$ 1,025,000	$ 848,556
4.40%, 02/12/2052	400,000	316,928
4.50%, 04/22/2029	250,000	246,603
4.50%, 01/31/2050 (b)	250,000	204,058
4.60%, 02/10/2048 (b)	200,000	164,944
4.75%, 04/27/2032 (b)	200,000	192,520
5.00%, 04/27/2051	200,000	173,790
5.40%, 02/09/2028	850,000	870,757
5.55%, 01/21/2045 (b)	450,000	430,011
6.34%, 05/04/2053	500,000	509,945
6.35%, 02/09/2035	500,000	523,530
Series A, 6.05%, 01/11/2040	30,000	30,283
Series MTN, 4.75%, 03/08/2044	100,000	85,800
		6,555,959
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032 (b)	200,000	146,250
3.16%, 01/23/2030	200,000	170,514
3.30%, 01/19/2033 (b)	500,000	395,750
3.75%, 03/16/2025	150,000	145,749
3.87%, 07/23/2060	200,000	119,652
3.88%, 03/17/2028	200,000	184,476
4.50%, 05/15/2047	50,000	35,443
4.50%, 04/16/2050	700,000	485,198
6.40%, 02/14/2035	200,000	195,142
6.70%, 01/26/2036	50,000	49,602
6.85%, 03/28/2054	850,000	794,512
		2,722,288
PERU — 0.1%
Peru Government International Bonds:
2.39%, 01/23/2026	250,000	237,685
2.78%, 01/23/2031	320,000	278,637
2.78%, 12/01/2060	150,000	93,422
3.00%, 01/15/2034	250,000	210,822
3.23%, 07/28/2121	150,000	93,344
3.30%, 03/11/2041 (b)	815,000	632,766
3.55%, 03/10/2051 (b)	70,000	53,090
3.60%, 01/15/2072 (b)	250,000	176,000
4.13%, 08/25/2027	150,000	147,103
5.63%, 11/18/2050	150,000	156,291
6.55%, 03/14/2037	25,000	27,807
		2,106,967
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	205,060
1.95%, 01/06/2032	200,000	165,116
2.46%, 05/05/2030	200,000	177,028
2.65%, 12/10/2045	600,000	426,546
2.95%, 05/05/2045	250,000	188,012
Security Description	Principal Amount	Value
3.20%, 07/06/2046 (b)	$ 200,000	$ 154,190
3.70%, 03/01/2041	200,000	171,978
3.70%, 02/02/2042	100,000	85,709
3.95%, 01/20/2040 (b)	200,000	181,028
5.00%, 07/17/2033	200,000	205,706
5.00%, 01/13/2037	150,000	153,359
5.50%, 01/17/2048 (b)	500,000	527,505
5.61%, 04/13/2033	500,000	534,530
7.75%, 01/14/2031	100,000	118,516
		3,294,283
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	169,596
4.88%, 10/04/2033	500,000	505,670
5.50%, 11/16/2027	350,000	363,069
5.75%, 11/16/2032	250,000	269,915
		1,308,250
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	183,484
1.13%, 12/29/2026	200,000	180,202
2.38%, 04/21/2027	25,000	23,359
2.50%, 06/29/2041	250,000	182,865
3.25%, 11/10/2025	150,000	145,982
4.25%, 09/15/2027	250,000	247,557
5.00%, 01/11/2028	250,000	254,652
5.13%, 09/18/2028	200,000	205,298
5.13%, 01/11/2033	200,000	207,514
Korea Development Bank:
0.80%, 07/19/2026 (b)	250,000	226,383
1.63%, 01/19/2031	250,000	205,923
2.00%, 02/24/2025	200,000	193,644
3.00%, 01/13/2026	100,000	96,632
4.38%, 02/15/2028 (b)	200,000	199,490
4.38%, 02/15/2033	750,000	736,935
Korea International Bonds:
1.00%, 09/16/2030	200,000	163,234
3.50%, 09/20/2028	200,000	194,110
		3,647,264
SUPRANATIONAL — 1.0%
African Development Bank:
0.88%, 03/23/2026	150,000	139,274
4.38%, 03/14/2028	400,000	405,040
Asian Development Bank:
0.63%, 04/29/2025	500,000	474,605
3.13%, 04/27/2032	250,000	233,967
4.25%, 01/09/2026	650,000	649,597
Series GMTN, 0.38%, 09/03/2025	250,000	233,665
Series GMTN, 0.50%, 02/04/2026	250,000	231,245

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$ 200,000	$ 161,414
Series GMTN, 1.00%, 04/14/2026	100,000	93,011
Series GMTN, 1.25%, 06/09/2028	100,000	88,798
Series GMTN, 1.50%, 01/20/2027	500,000	462,890
Series GMTN, 1.50%, 03/04/2031	250,000	211,070
Series GMTN, 1.88%, 03/15/2029	250,000	225,125
Series GMTN, 1.88%, 01/24/2030	500,000	442,065
Series GMTN, 2.00%, 04/24/2026	100,000	95,091
Series GMTN, 2.38%, 08/10/2027	50,000	47,244
Series GMTN, 2.50%, 11/02/2027	100,000	94,541
Series GMTN, 2.63%, 01/12/2027	50,000	47,884
Series GMTN, 3.13%, 08/20/2027	1,000,000	968,890
Series GMTN, 3.13%, 09/26/2028	50,000	48,133
Series GMTN, 3.88%, 09/28/2032	200,000	197,342
Series GMTN, 4.00%, 01/12/2033	170,000	169,446
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	188,780
0.50%, 01/27/2026	500,000	462,010
3.75%, 09/14/2027	200,000	197,450
4.00%, 01/18/2028 (b)	500,000	497,365
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	91,554
3.63%, 01/26/2028	150,000	147,659
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	250,000	232,405
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	185,080
Series GMTN, 1.50%, 02/13/2025	250,000	241,210
Series GMTN, 4.38%, 03/09/2028	660,000	669,339
European Investment Bank:
0.38%, 12/15/2025	200,000	185,334
0.38%, 03/26/2026	750,000	689,430
0.63%, 07/25/2025	350,000	329,773
0.75%, 10/26/2026	250,000	227,960
0.75%, 09/23/2030	200,000	162,554
Security Description	Principal Amount	Value
1.25%, 02/14/2031 (b)	$ 390,000	$ 325,927
1.63%, 03/14/2025 (b)	485,000	468,035
1.63%, 05/13/2031	100,000	85,371
1.75%, 03/15/2029	133,000	119,260
1.88%, 02/10/2025	100,000	97,004
2.13%, 04/13/2026 (b)	100,000	95,504
2.38%, 05/24/2027	100,000	94,751
2.75%, 08/15/2025	195,000	189,811
3.75%, 02/14/2033 (b)	990,000	971,804
3.88%, 03/15/2028 (b)	300,000	298,767
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	322,028
Inter-American Development Bank:
0.63%, 07/15/2025	500,000	471,305
0.63%, 09/16/2027 (b)	500,000	442,160
0.88%, 04/03/2025	500,000	477,055
1.13%, 07/20/2028	200,000	176,142
1.50%, 01/13/2027	350,000	324,278
2.00%, 07/23/2026	100,000	94,722
2.38%, 07/07/2027	100,000	94,546
3.13%, 09/18/2028	100,000	96,230
3.50%, 09/14/2029	200,000	195,144
4.00%, 01/12/2028	200,000	199,742
4.38%, 01/24/2044	75,000	73,928
Series GMTN, 0.88%, 04/20/2026	250,000	231,847
Series GMTN, 1.13%, 01/13/2031	750,000	619,042
Series GMTN, 1.75%, 03/14/2025	250,000	241,512
Series GMTN, 4.50%, 05/15/2026	1,315,000	1,323,758
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	199,650
International Bank for Reconstruction & Development:
0.38%, 07/28/2025 (b)	750,000	703,410
0.50%, 10/28/2025	250,000	233,050
0.63%, 04/22/2025	550,000	522,648
0.75%, 03/11/2025	500,000	477,485
0.75%, 11/24/2027	390,000	344,109
0.75%, 08/26/2030	170,000	137,644
0.88%, 07/15/2026	1,000,000	921,450
0.88%, 05/14/2030	250,000	205,883
1.13%, 09/13/2028	500,000	438,860
1.25%, 02/10/2031 (b)	500,000	415,695
1.38%, 04/20/2028	250,000	224,173
1.63%, 01/15/2025	350,000	339,010
1.63%, 11/03/2031	1,000,000	842,490
1.75%, 10/23/2029	250,000	220,985
2.50%, 07/29/2025	200,000	193,990
2.50%, 11/22/2027	250,000	236,207
3.13%, 06/15/2027	200,000	193,946

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.88%, 02/14/2030	$ 825,000	$ 818,887
Series GMTN, 4.75%, 02/15/2035	25,000	26,066
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	234,767
Series GMTN, 0.75%, 10/08/2026	500,000	456,395
Series GMTN, 2.13%, 04/07/2026	100,000	95,481
Series GMTN, 3.63%, 09/15/2025	133,000	131,199
Nordic Investment Bank:
4.38%, 03/14/2028	200,000	202,640
Series GMTN, 0.50%, 01/21/2026	200,000	185,196
		27,359,229
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	327,232
4.13%, 06/14/2028	200,000	199,832
Series GMTN, 2.25%, 03/22/2027	250,000	235,093
Series GMTN, 4.63%, 11/28/2025	500,000	500,335
		1,262,492
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	228,578
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	226,559
4.38%, 01/23/2031	280,000	277,393
4.98%, 04/20/2055	400,000	390,048
5.10%, 06/18/2050	175,000	175,443
5.75%, 10/28/2034	350,000	379,134
		1,448,577
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $83,083,109)		76,611,355
U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Federal Farm Credit Banks Funding Corp.:
0.68%, 8/4/2025	100,000	93,828
0.68%, 1/13/2027	250,000	224,122
0.70%, 1/27/2027	100,000	89,855
0.79%, 6/21/2027	125,000	111,271
0.90%, 8/19/2027	100,000	88,786
1.00%, 8/3/2027	100,000	88,961
Security Description	Principal Amount	Value
1.04%, 1/25/2029	$ 150,000	$ 127,850
1.10%, 8/10/2029	150,000	126,372
1.13%, 1/6/2025	110,000	106,008
1.14%, 8/20/2029	150,000	126,614
1.15%, 8/12/2030	100,000	81,707
1.32%, 9/9/2030	100,000	82,072
1.38%, 1/14/2031	250,000	203,553
1.65%, 7/23/2035	100,000	72,762
1.69%, 8/20/2035	100,000	73,719
1.75%, 2/14/2025	315,000	305,084
1.95%, 8/13/2040	100,000	65,397
1.99%, 3/17/2031	500,000	423,765
4.38%, 6/23/2026	1,000,000	1,002,560
Federal Home Loan Banks:
0.38%, 9/4/2025	750,000	701,212
0.50%, 4/14/2025	1,455,000	1,382,104
0.55%, 1/20/2026	150,000	138,470
0.65%, 1/28/2026	150,000	138,606
0.65%, 2/26/2026	100,000	92,234
0.70%, 1/28/2026	150,000	139,029
0.75%, 2/24/2026	100,000	92,471
0.83%, 2/10/2027	100,000	90,096
0.90%, 2/26/2027	150,000	135,030
1.00%, 8/16/2028	250,000	215,547
1.25%, 12/21/2026	1,000,000	919,970
3.25%, 6/9/2028	500,000	484,450
3.25%, 11/16/2028	280,000	271,972
4.00%, 6/30/2028	500,000	502,415
4.63%, 6/6/2025 (b)	675,000	676,006
4.63%, 11/17/2026	1,000,000	1,014,810
5.00%, 2/28/2025	1,000,000	1,003,020
Series 677, 5.50%, 7/15/2036	135,000	151,430
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025	860,000	808,305
0.38%, 9/23/2025	1,980,000	1,848,647
0.60%, 10/15/2025	110,000	102,674
0.60%, 10/20/2025	150,000	139,779
0.63%, 11/25/2025	175,000	162,881
0.64%, 11/24/2025	175,000	162,248
0.68%, 8/6/2025	100,000	94,005
0.75%, 6/23/2026	150,000	137,256
1.50%, 2/12/2025	2,500,000	2,413,800
1.50%, 4/1/2037	1,229,044	1,071,551
1.50%, 2/1/2051	2,058,004	1,606,639
1.50%, 10/1/2051	1,789,112	1,393,696
1.50%, 11/1/2051	5,224,100	4,068,941
2.00%, 2/1/2036	2,082,730	1,872,801
2.00%, 6/1/2036	1,803,333	1,627,729
2.00%, 1/1/2037	2,487,719	2,231,688
2.00%, 4/1/2037	1,462,181	1,309,340
2.00%, 9/1/2050	3,779,761	3,131,765
2.00%, 10/1/2050	1,204,158	990,557
2.00%, 12/1/2050	915,651	752,659

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
2.00%, 1/1/2051	$ 2,312,292	$ 1,899,970
2.00%, 2/1/2051	2,876,947	2,363,045
2.00%, 9/1/2051	4,323,969	3,539,315
2.00%, 11/1/2051	6,927,058	5,666,808
2.00%, 12/1/2051	1,866,402	1,545,707
2.00%, 2/1/2052	8,115,467	6,656,868
2.00%, 3/1/2052	4,964,435	4,059,485
2.22%, 7/13/2040	150,000	103,673
2.50%, 10/1/2029	11,102	10,601
2.50%, 1/1/2031	25,640	24,274
2.50%, 5/1/2031	40,511	38,276
2.50%, 6/1/2031	75,212	71,032
2.50%, 10/1/2031	73,095	68,961
2.50%, 12/1/2031	96,317	90,959
2.50%, 12/1/2032	338,240	316,977
2.50%, 2/1/2033	360,902	338,042
2.50%, 9/1/2035	458,585	423,451
2.50%, 1/1/2037	1,669,163	1,540,640
2.50%, 1/1/2042	1,001,512	886,736
2.50%, 7/1/2042	2,902,578	2,563,715
2.50%, 9/1/2046	599,573	523,899
2.50%, 7/1/2050	2,626,563	2,250,863
2.50%, 10/1/2050	1,706,733	1,461,334
2.50%, 1/1/2051	694,729	595,244
2.50%, 2/1/2051	2,227,246	1,904,797
2.50%, 6/1/2051	5,256,731	4,473,110
2.50%, 9/1/2051	4,727,688	4,034,767
2.50%, 10/1/2051	3,937,703	3,359,591
2.50%, 11/1/2051	4,844,605	4,132,145
2.50%, 12/1/2051	4,142,403	3,532,183
2.50%, 4/1/2052	10,398,210	8,921,738
3.00%, 10/1/2030	171,860	165,109
3.00%, 12/1/2030	31,605	30,296
3.00%, 5/1/2031	23,391	22,383
3.00%, 12/1/2031	133,663	127,632
3.00%, 2/1/2032	177,710	169,575
3.00%, 5/1/2032	177,769	169,464
3.00%, 7/1/2032	50,390	48,003
3.00%, 1/1/2033	214,503	203,909
3.00%, 3/1/2035	899,637	852,997
3.00%, 5/1/2035	420,120	398,103
3.00%, 4/1/2036	122,693	115,128
3.00%, 6/1/2036	78,591	73,746
3.00%, 2/1/2038	231,088	216,648
3.00%, 5/1/2042	463,756	422,398
3.00%, 1/1/2043	1,165,792	1,062,325
3.00%, 7/1/2043	1,221,994	1,115,912
3.00%, 6/1/2045	28,015	25,367
3.00%, 8/1/2045	183,454	166,832
3.00%, 4/1/2046	105,258	95,130
3.00%, 6/1/2046	1,369,096	1,248,475
3.00%, 7/1/2046	1,778,789	1,608,804
3.00%, 8/1/2046	201,460	182,075
3.00%, 9/1/2046	65,541	59,234
3.00%, 10/1/2046	111,918	101,149
Security Description	Principal Amount	Value
3.00%, 11/1/2046	$ 409,389	$ 369,997
3.00%, 12/1/2046	365,870	330,665
3.00%, 1/1/2047	267,065	241,367
3.00%, 2/1/2047	737,427	663,169
3.00%, 4/1/2047	1,764,953	1,596,291
3.00%, 9/1/2049	176,474	157,919
3.00%, 12/1/2049	171,032	153,049
3.00%, 2/1/2050	633,001	566,444
3.00%, 5/1/2050	1,537,420	1,374,022
3.00%, 8/1/2050	3,226,778	2,910,506
3.00%, 6/1/2051	1,393,641	1,235,442
3.00%, 12/1/2051	2,295,294	2,031,137
3.00%, 3/1/2052	4,495,479	3,973,663
3.00%, 8/1/2052	1,478,820	1,306,821
3.50%, 4/1/2032	92,520	89,454
3.50%, 6/1/2033	172,402	167,411
3.50%, 9/1/2033	115,926	112,570
3.50%, 11/1/2034	80,873	77,793
3.50%, 3/1/2037	99,381	95,220
3.50%, 10/1/2037	1,401,585	1,349,278
3.50%, 4/1/2042	114,108	108,616
3.50%, 12/1/2042	76,257	71,880
3.50%, 8/1/2043	197,186	185,396
3.50%, 5/1/2044	865,330	821,933
3.50%, 11/1/2044	12,048	11,285
3.50%, 1/1/2045	16,364	15,328
3.50%, 7/1/2045	100,666	94,367
3.50%, 10/1/2045	15,432	14,450
3.50%, 12/1/2045	191,227	179,162
3.50%, 1/1/2046	22,965	21,503
3.50%, 3/1/2046	46,445	43,444
3.50%, 4/1/2046	66,592	62,289
3.50%, 6/1/2046	78,842	73,748
3.50%, 8/1/2046	916,670	858,322
3.50%, 12/1/2046	265,934	248,750
3.50%, 2/1/2047	173,615	162,397
3.50%, 3/1/2047	164,923	154,266
3.50%, 4/1/2047	93,188	86,862
3.50%, 6/1/2047	89,506	83,430
3.50%, 10/1/2047	162,478	151,448
3.50%, 11/1/2047	57,325	53,433
3.50%, 12/1/2047	132,522	123,526
3.50%, 4/1/2049	132,452	122,912
3.50%, 7/1/2049	353,384	327,525
3.50%, 9/1/2049	1,753,470	1,642,878
3.50%, 10/1/2049	37,436	34,697
3.50%, 3/1/2050	897,224	831,570
3.50%, 9/1/2052	1,272,041	1,166,721
4.00%, 11/1/2033	123,341	121,480
4.00%, 4/1/2042	10,566	10,260
4.00%, 6/1/2042	31,885	30,955
4.00%, 7/1/2042	553,012	536,994
4.00%, 12/1/2044	12,195	11,799
4.00%, 4/1/2045	8,826	8,527
4.00%, 10/1/2045	20,879	20,172

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
4.00%, 12/1/2045	$ 40,075	$ 38,718
4.00%, 1/1/2046	145,891	140,949
4.00%, 2/1/2046	57,401	55,456
4.00%, 1/1/2047	178,172	171,846
4.00%, 2/1/2047	70,945	68,426
4.00%, 6/1/2047	127,007	122,459
4.00%, 9/1/2047	154,606	149,070
4.00%, 11/1/2047	115,454	111,319
4.00%, 1/1/2048	301,040	290,261
4.00%, 10/1/2048	575,244	553,339
4.00%, 4/1/2049	45,504	43,699
4.00%, 2/1/2051	2,280,179	2,187,411
4.00%, 8/1/2052	2,458,269	2,326,350
4.00%, 10/1/2052	347,735	328,691
4.00%, 1/1/2053	5,146,566	4,867,191
4.50%, 5/1/2042	287,205	286,401
4.50%, 5/1/2044	102,298	101,632
4.50%, 12/1/2045	171,798	170,678
4.50%, 9/1/2046	128,792	127,747
4.50%, 4/1/2047	65,588	64,784
4.50%, 10/1/2047	100,202	98,973
4.50%, 11/1/2047	82,440	81,429
4.50%, 12/1/2047	43,654	43,119
4.50%, 7/1/2048	230,180	226,981
4.50%, 9/1/2048	361,560	356,122
4.50%, 11/1/2048	126,952	125,188
4.50%, 6/1/2049	174,047	171,093
4.50%, 11/1/2049	340,595	334,814
4.50%, 6/1/2052	987,039	956,992
4.50%, 10/1/2052	1,018,251	987,280
4.50%, 12/1/2052	2,217,360	2,162,560
4.50%, 5/1/2053	217,577	210,803
5.00%, 7/1/2041	57,677	58,630
5.00%, 11/1/2048	133,033	133,689
5.00%, 9/1/2052	2,945,939	2,919,965
5.00%, 10/1/2052	716,258	712,548
5.00%, 12/1/2052	1,294,456	1,291,379
5.00%, 2/1/2053	5,483,225	5,424,028
5.00%, 7/1/2053	4,451,851	4,403,509
5.50%, 8/1/2038	169,062	174,789
5.50%, 12/1/2052	398,266	405,556
5.50%, 2/1/2053	2,070,662	2,081,133
5.50%, 7/1/2053	4,169,581	4,187,588
6.00%, 7/1/2040	66,978	70,534
6.00%, 11/1/2053	5,025,146	5,100,830
6.25%, 7/15/2032 (b)	460,000	533,434
6.50%, 6/1/2053	1,350,454	1,383,053
6.50%, 10/1/2053	2,153,485	2,205,672
6.50%, 12/1/2053	3,095,659	3,220,018
Series 0001, 0.60%, 11/12/2025	150,000	139,448
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K046, Class A2, 3.21%, 3/25/2025	$ 557,000	$ 544,962
Series K049, Class A2, 3.01%, 7/25/2025	200,000	194,577
Series K054, Class A2, 2.75%, 1/25/2026	500,000	482,054
Series K062, Class A2, 3.41%, 12/25/2026	400,000	388,717
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	981,286
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	246,333
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	156,491
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,565,617
Series K090, Class A2, 3.42%, 2/25/2029	163,934	156,996
Series K092, Class A2, 3.30%, 4/25/2029	350,000	332,764
Series K093, Class A2, 2.98%, 5/25/2029	100,000	93,601
Series K094, Class A2, 2.90%, 6/25/2029	352,767	328,139
Series K098, Class A2, 2.43%, 8/25/2029	100,000	90,432
Series K099, Class A2, 2.60%, 9/25/2029	100,000	91,096
Series K101, Class A2, 2.52%, 10/25/2029	200,000	181,139
Series K109, Class A2, 1.56%, 4/25/2030	100,000	84,664
Series K114, Class A2, 1.37%, 6/25/2030	85,000	70,592
Series K115, Class A2, 1.38%, 6/25/2030	400,000	332,730
Series K118, Class A2, 1.49%, 9/25/2030	750,000	624,794
Series K121, Class A2, 1.55%, 10/25/2030	320,000	266,570
Series K123, Class A2, 1.62%, 12/25/2030	233,333	194,958
Series K124, Class A2, 1.66%, 12/25/2030	500,000	417,901
Series K126, Class A2, 2.07%, 1/25/2031	500,000	429,948
Series K127, Class A2, 2.11%, 1/25/2031	450,000	387,406
Series K131, Class A2, 1.85%, 7/25/2031	500,000	419,433
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	228,372
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	192,083

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series K-1520, Class A2, 2.44%, 2/25/2036	$ 520,000	$ 417,484
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	195,451
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	486,679
Series K734, Class A2, 3.21%, 2/25/2026	750,000	729,735
Series K735, Class A2, 2.86%, 5/25/2026	195,922	188,661
Series K736, Class A2, 2.28%, 7/25/2026	300,000	284,831
Series K743, Class A2, 1.77%, 5/25/2028	300,000	269,294
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	453,222
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	379,296
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	150,002
Federal National Mortgage Association:
0.38%, 8/25/2025	665,000	622,221
0.50%, 6/17/2025	1,250,000	1,179,525
0.50%, 11/7/2025	235,000	219,001
0.56%, 11/17/2025	350,000	325,363
0.63%, 4/22/2025	215,000	204,241
0.65%, 12/10/2025	100,000	93,091
0.65%, 12/17/2025	125,000	116,291
0.70%, 7/30/2025	100,000	94,072
0.75%, 10/8/2027	700,000	621,747
0.88%, 12/18/2026	125,000	113,230
0.88%, 8/5/2030	1,900,000	1,549,868
1.50%, 7/1/2036	3,404,089	2,970,942
1.50%, 10/1/2036	1,756,668	1,533,144
1.50%, 3/1/2037	4,557,689	3,973,655
1.50%, 4/1/2037	1,348,228	1,175,462
1.50%, 1/1/2042	781,410	647,472
1.50%, 3/1/2051	2,621,670	2,044,242
1.50%, 11/1/2051	5,429,087	4,228,601
1.63%, 1/7/2025	215,000	208,326
2.00%, 11/1/2031	48,742	45,320
2.00%, 8/1/2035	694,968	625,356
2.00%, 11/1/2035	1,742,693	1,566,723
2.00%, 12/1/2035	956,818	859,685
2.00%, 2/1/2036	2,054,795	1,845,645
2.00%, 6/1/2036	3,199,777	2,876,792
2.00%, 12/1/2036	6,549,743	5,877,426
2.00%, 5/1/2037	4,428,277	3,965,392
2.00%, 6/1/2041	7,151,216	6,148,500
2.00%, 1/1/2042	4,306,623	3,693,881
2.00%, 7/1/2050	723,740	596,031
2.00%, 8/1/2050	1,274,808	1,049,465
2.00%, 9/1/2050	2,033,273	1,691,272
Security Description	Principal Amount	Value
2.00%, 10/1/2050	$ 16,696,795	$ 13,735,006
2.00%, 11/1/2050	3,637,811	2,991,383
2.00%, 1/1/2051	4,677,577	3,845,756
2.00%, 2/1/2051	2,714,363	2,229,502
2.00%, 3/1/2051	13,718,182	11,237,671
2.00%, 4/1/2051	4,457,615	3,658,952
2.00%, 5/1/2051	8,680,178	7,124,323
2.00%, 7/1/2051	11,525,521	9,453,830
2.00%, 9/1/2051	3,927,599	3,215,544
2.00%, 11/1/2051	14,118,664	11,565,987
2.00%, 1/1/2052	4,482,970	3,665,290
2.00%, 2/1/2052	7,912,678	6,486,424
2.00%, 3/1/2052	2,874,979	2,347,866
2.00%, 4/1/2052	5,088,593	4,155,626
2.13%, 4/24/2026	200,000	190,982
2.50%, 3/1/2029	59,223	57,059
2.50%, 7/1/2030	317,216	304,648
2.50%, 2/1/2031	39,187	37,068
2.50%, 10/1/2031	73,596	69,303
2.50%, 12/1/2031	130,336	122,803
2.50%, 1/1/2032	48,041	45,237
2.50%, 4/1/2032	462,691	435,512
2.50%, 6/1/2032	1,191,109	1,125,545
2.50%, 10/1/2032	155,911	146,021
2.50%, 12/1/2032	311,360	291,410
2.50%, 1/1/2033	175,912	164,585
2.50%, 2/1/2035	1,946,077	1,833,424
2.50%, 8/1/2035	1,161,094	1,072,137
2.50%, 9/1/2035	2,777,223	2,564,448
2.50%, 2/1/2036	780,015	722,599
2.50%, 3/1/2037	949,189	875,063
2.50%, 6/1/2040	253,182	226,040
2.50%, 8/1/2040	147,633	131,891
2.50%, 11/1/2049	1,417,745	1,221,483
2.50%, 12/1/2049	631,445	544,033
2.50%, 7/1/2050	1,136,426	973,873
2.50%, 8/1/2050	2,761,457	2,365,777
2.50%, 10/1/2050	1,761,810	1,508,492
2.50%, 11/1/2050	2,156,224	1,845,661
2.50%, 12/1/2050	1,224,684	1,047,988
2.50%, 4/1/2051	7,236,290	6,188,167
2.50%, 7/1/2051	6,897,732	5,890,178
2.50%, 8/1/2051	11,965,736	10,225,004
2.50%, 9/1/2051	4,130,957	3,528,976
2.50%, 10/1/2051	10,215,353	8,720,547
2.50%, 12/1/2051	3,721,833	3,207,584
2.50%, 1/1/2052	2,635,063	2,240,028
2.50%, 2/1/2052	1,156,941	985,937
2.50%, 3/1/2052	5,824,738	4,953,806
2.50%, 4/1/2052	5,475,428	4,656,726
3.00%, 10/1/2028	20,221	19,542
3.00%, 8/1/2029	11,822	11,387
3.00%, 5/1/2030	51,536	50,049
3.00%, 6/1/2030	11,426	10,975
3.00%, 8/1/2030	233,134	224,001

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.00%, 9/1/2030	$ 12,389	$ 11,876
3.00%, 11/1/2030	27,477	26,337
3.00%, 12/1/2030	165,875	159,068
3.00%, 4/1/2031	86,174	82,399
3.00%, 12/1/2031	139,884	133,490
3.00%, 2/1/2032	433,895	414,185
3.00%, 5/1/2032	158,383	150,837
3.00%, 8/1/2032	50,750	48,272
3.00%, 10/1/2032	88,668	84,313
3.00%, 2/1/2034	406,252	386,560
3.00%, 7/1/2034	110,106	104,398
3.00%, 6/1/2035	1,393,322	1,321,089
3.00%, 6/1/2036	22,946	21,508
3.00%, 8/1/2036	115,705	108,455
3.00%, 9/1/2036	207,815	194,794
3.00%, 10/1/2036	63,799	59,801
3.00%, 12/1/2036	120,668	113,108
3.00%, 4/1/2037	592,234	555,128
3.00%, 6/1/2037	1,363,800	1,285,021
3.00%, 11/1/2037	249,105	226,722
3.00%, 2/1/2038	1,788,247	1,684,950
3.00%, 5/1/2042	1,895,222	1,726,205
3.00%, 6/1/2042	470,369	428,105
3.00%, 6/1/2043	142,353	129,585
3.00%, 7/1/2043	30,261	27,602
3.00%, 2/1/2044	255,656	233,192
3.00%, 1/1/2045	454,176	414,268
3.00%, 5/1/2045	418,558	381,779
3.00%, 9/1/2045	23,630	21,372
3.00%, 11/1/2045	157,402	142,360
3.00%, 12/1/2045	31,712	28,682
3.00%, 5/1/2046	220,349	198,911
3.00%, 7/1/2046	244,943	221,111
3.00%, 10/1/2046	161,250	145,561
3.00%, 11/1/2046	338,643	305,695
3.00%, 12/1/2046	305,029	275,352
3.00%, 1/1/2047	852,390	769,459
3.00%, 2/1/2047	272,016	245,550
3.00%, 5/1/2047	311,891	281,294
3.00%, 11/1/2047	163,856	147,781
3.00%, 9/1/2049	1,501,721	1,343,808
3.00%, 11/1/2049	508,835	455,333
3.00%, 12/1/2049	4,112,533	3,690,476
3.00%, 1/1/2050	976,796	874,090
3.00%, 2/1/2050	3,581,593	3,233,128
3.00%, 3/1/2050	941,034	841,344
3.00%, 5/1/2050	1,061,933	948,777
3.00%, 7/1/2050	926,115	826,858
3.00%, 8/1/2050	384,014	342,738
3.00%, 9/1/2050	3,421,749	3,053,845
3.00%, 10/1/2050	175,816	156,809
3.00%, 1/1/2051	3,466,273	3,117,945
3.00%, 1/1/2052	2,577,422	2,279,256
3.00%, 2/1/2052	3,171,770	2,808,748
3.00%, 5/1/2052	3,223,486	2,849,067
Security Description	Principal Amount	Value
3.00%, 6/1/2052	$ 4,859,446	$ 4,326,836
3.50%, 11/1/2025	4,528	4,441
3.50%, 1/1/2027	4,951	4,861
3.50%, 5/1/2029	12,638	12,296
3.50%, 10/1/2029	12,194	11,850
3.50%, 2/1/2031	57,165	56,100
3.50%, 3/1/2032	72,712	70,267
3.50%, 4/1/2032	110,601	106,896
3.50%, 2/1/2033	227,129	219,022
3.50%, 4/1/2033	68,340	66,289
3.50%, 11/1/2034	436,744	423,300
3.50%, 12/1/2035	14,703	14,064
3.50%, 1/1/2037	113,333	108,455
3.50%, 2/1/2037	158,385	151,567
3.50%, 7/1/2037	64,014	61,260
3.50%, 4/1/2038	144,683	138,384
3.50%, 2/1/2041	50,834	48,331
3.50%, 10/1/2044	10,751	10,059
3.50%, 1/1/2045	29,955	28,027
3.50%, 2/1/2045	1,341,978	1,263,502
3.50%, 5/1/2045	12,014	11,236
3.50%, 8/1/2045	39,370	36,899
3.50%, 11/1/2045	13,930	13,028
3.50%, 12/1/2045	216,081	202,087
3.50%, 1/1/2046	145,480	136,058
3.50%, 2/1/2046	183,634	171,742
3.50%, 4/1/2046	101,579	94,902
3.50%, 5/1/2046	150,005	140,146
3.50%, 6/1/2046	37,718	35,239
3.50%, 7/1/2046	111,999	104,637
3.50%, 8/1/2046	1,205,514	1,132,167
3.50%, 1/1/2047	179,664	167,855
3.50%, 2/1/2047	821,264	764,300
3.50%, 3/1/2047	172,810	161,452
3.50%, 4/1/2047	343,480	319,806
3.50%, 5/1/2047	1,320,161	1,233,618
3.50%, 6/1/2047	134,160	124,913
3.50%, 7/1/2047	1,791,743	1,686,968
3.50%, 9/1/2047	125,613	116,955
3.50%, 10/1/2047	1,128,909	1,051,099
3.50%, 11/1/2047	32,942	30,671
3.50%, 12/1/2047	3,008,895	2,814,145
3.50%, 1/1/2048	69,522	64,730
3.50%, 2/1/2048	109,788	102,735
3.50%, 6/1/2048	190,005	176,801
3.50%, 10/1/2048	598,616	557,356
3.50%, 11/1/2048	1,142,371	1,065,560
3.50%, 3/1/2049	1,313,427	1,222,899
3.50%, 5/1/2049	1,146,477	1,062,584
3.50%, 6/1/2049	3,115,093	2,900,385
3.50%, 7/1/2049	174,295	161,541
3.50%, 8/1/2049	492,354	456,326
3.50%, 2/1/2050	3,424,284	3,198,625
3.50%, 6/1/2050	284,620	262,509
3.50%, 7/1/2051	754,512	699,301

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.50%, 12/1/2051	$ 321,992	$ 295,713
3.50%, 5/1/2052	3,141,220	2,894,706
3.50%, 6/1/2052	5,607,356	5,144,825
3.50%, 7/1/2052	2,327,182	2,142,113
3.50%, 2/1/2053	2,329,784	2,154,104
4.00%, 3/1/2031	183,807	180,986
4.00%, 10/1/2033	49,568	48,466
4.00%, 10/1/2037	412,649	403,210
4.00%, 1/1/2038	1,325,254	1,299,944
4.00%, 1/1/2039	44,972	43,941
4.00%, 2/1/2039	38,684	37,797
4.00%, 12/1/2040	20,712	20,113
4.00%, 2/1/2043	114,208	110,903
4.00%, 10/1/2043	247,274	239,819
4.00%, 11/1/2043	82,114	79,462
4.00%, 12/1/2043	83,705	81,001
4.00%, 10/1/2044	13,793	13,330
4.00%, 1/1/2045	249,699	242,125
4.00%, 3/1/2045	13,621	13,145
4.00%, 5/1/2045	683,909	660,970
4.00%, 7/1/2045	13,333	12,868
4.00%, 9/1/2045	51,996	50,183
4.00%, 12/1/2045	21,476	20,726
4.00%, 2/1/2046	1,316,781	1,280,345
4.00%, 4/1/2046	45,783	44,106
4.00%, 7/1/2046	74,028	71,316
4.00%, 10/1/2046	1,341,074	1,300,769
4.00%, 11/1/2046	685,566	662,522
4.00%, 12/1/2046	165,426	159,366
4.00%, 4/1/2047	265,399	255,607
4.00%, 7/1/2047	1,390,987	1,339,655
4.00%, 8/1/2047	121,929	117,429
4.00%, 9/1/2047	124,036	119,459
4.00%, 12/1/2047	169,816	163,550
4.00%, 2/1/2048	375,707	361,842
4.00%, 6/1/2048	290,133	278,759
4.00%, 7/1/2048	118,704	114,050
4.00%, 9/1/2048	660,078	634,201
4.00%, 11/1/2048	1,221,545	1,173,681
4.00%, 1/1/2049	733,236	706,506
4.00%, 6/1/2049	563,862	543,054
4.00%, 7/1/2049	415,577	398,670
4.00%, 8/1/2049	700,311	672,856
4.00%, 9/1/2049	152,100	145,912
4.00%, 2/1/2050	461,333	442,563
4.00%, 7/1/2050	1,286,561	1,236,123
4.00%, 3/1/2051	2,089,078	2,004,085
4.00%, 7/1/2052	1,104,061	1,053,761
4.00%, 8/1/2052	1,389,314	1,325,913
4.00%, 10/1/2052	3,868,471	3,659,675
4.00%, 5/1/2053	2,133,049	2,015,898
4.50%, 5/1/2038	987,223	981,099
4.50%, 9/1/2039	144,727	144,158
4.50%, 12/1/2040	18,784	18,704
4.50%, 1/1/2042	26,614	26,463
Security Description	Principal Amount	Value
4.50%, 9/1/2043	$ 46,346	$ 46,152
4.50%, 11/1/2043	18,270	18,198
4.50%, 5/1/2044	74,564	73,993
4.50%, 6/1/2044	18,524	18,382
4.50%, 2/1/2046	87,896	87,523
4.50%, 3/1/2046	281,312	280,197
4.50%, 5/1/2046	224,327	223,444
4.50%, 7/1/2046	70,466	69,565
4.50%, 11/1/2047	238,580	235,381
4.50%, 4/1/2048	100,601	99,088
4.50%, 7/1/2048	488,929	481,575
4.50%, 8/1/2048	303,695	299,126
4.50%, 12/1/2048	118,793	117,007
4.50%, 1/1/2049	39,768	39,170
4.50%, 4/1/2049	59,096	58,093
4.50%, 3/1/2050	406,991	400,082
4.50%, 7/1/2052	1,218,096	1,181,529
4.50%, 8/1/2052	11,421,784	11,074,383
4.50%, 2/1/2053	800,751	776,396
4.50%, 3/1/2053	1,931,137	1,872,940
5.00%, 1/1/2039	228,714	232,012
5.00%, 6/1/2040	87,834	89,578
5.00%, 7/1/2041	14,880	15,176
5.00%, 5/1/2042	19,578	19,968
5.00%, 11/1/2044	229,733	234,307
5.00%, 1/1/2045	12,705	12,919
5.00%, 6/1/2048	149,907	150,599
5.00%, 9/1/2048	162,363	163,164
5.00%, 3/1/2050	224,475	225,708
5.00%, 10/1/2052	611,192	609,449
5.00%, 6/1/2053	4,367,420	4,319,995
5.50%, 2/1/2037	11,553	11,930
5.50%, 4/1/2038	53,566	55,331
5.50%, 9/1/2040	16,779	17,370
5.50%, 9/1/2041	26,802	27,685
5.50%, 5/1/2044	314,397	323,000
5.50%, 12/1/2052	547,185	554,232
5.50%, 2/1/2053	605,428	615,461
5.50%, 5/1/2053	3,322,387	3,336,735
5.50%, 9/1/2053	3,902,371	3,919,223
5.50%, 10/1/2053	3,605,692	3,621,263
5.63%, 7/15/2037	80,000	91,171
6.00%, 2/1/2053	3,681,463	3,737,068
6.00%, 5/1/2053	1,402,782	1,423,909
6.00%, 7/1/2053	1,073,629	1,098,127
6.00%, 8/1/2053	1,696,773	1,722,328
6.50%, 7/1/2053	1,154,089	1,181,948
6.63%, 11/15/2030	365,000	419,728
7.25%, 5/15/2030	75,000	88,463
2.00%, 10/1/2051	8,491,682	6,948,753
Federal National Mortgage Association-Aces:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	256,692	246,413

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	$ 247,728	$ 236,242
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	224,506	213,399
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	870,342	843,307
Series 2020-M14, Class A2, 1.78%, 5/25/2030	487,051	420,608
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	164,608
Series 2020-M8, Class A2, 1.82%, 2/25/2030	142,441	123,993
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	591,996
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	247,951
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	228,359
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	287,976
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	550,000	443,241
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	50,237
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	280,000	229,528
Government National Mortgage Association:
2.00%, 9/20/2050	639,333	543,018
2.00%, 12/20/2050	961,672	815,178
2.00%, 1/20/2051	1,749,121	1,482,240
2.00%, 4/20/2051	3,711,108	3,141,297
2.00%, 5/20/2051	1,974,959	1,671,414
2.00%, 6/20/2051	5,640,779	4,772,936
2.00%, 9/20/2051	6,455,034	5,458,920
2.00%, 12/20/2051	2,547,948	2,153,576
2.00%, 1/20/2052	2,819,748	2,382,871
2.00%, 3/20/2052	5,042,186	4,260,037
2.00%, 4/20/2052	2,771,214	2,341,340
2.00%, 5/20/2052	2,013,947	1,701,541
2.50%, 12/20/2046	3,185,478	2,825,475
2.50%, 8/20/2050	3,160,520	2,779,939
2.50%, 9/20/2050	1,037,500	912,342
2.50%, 10/20/2050	1,861,127	1,636,209
2.50%, 12/20/2050	1,447,584	1,272,016
2.50%, 1/20/2051	3,527,106	3,098,564
2.50%, 4/20/2051	3,501,006	3,069,880
2.50%, 7/20/2051	2,348,186	2,057,933
2.50%, 8/20/2051	2,193,085	1,919,799
2.50%, 9/20/2051	4,204,311	3,678,428
2.50%, 10/20/2051	1,555,877	1,360,800
2.50%, 1/20/2052	3,030,525	2,650,830
Security Description	Principal Amount	Value
2.50%, 3/20/2052	$ 923,094	$ 807,354
2.50%, 4/20/2052	982,272	859,063
2.50%, 5/20/2052	4,932,354	4,313,777
3.00%, 1/20/2043	214,000	197,222
3.00%, 5/20/2043	105,469	97,216
3.00%, 12/20/2044	15,996	14,748
3.00%, 3/20/2045	8,125	7,465
3.00%, 4/20/2045	24,878	22,859
3.00%, 6/20/2045	380,572	349,688
3.00%, 7/20/2045	25,220	23,174
3.00%, 8/20/2045	25,098	23,061
3.00%, 2/20/2046	727,961	670,997
3.00%, 3/20/2046	224,498	206,211
3.00%, 4/20/2046	1,249,393	1,147,621
3.00%, 5/20/2046	36,850	33,849
3.00%, 7/20/2046	23,561	21,642
3.00%, 8/20/2046	76,445	70,218
3.00%, 9/20/2046	54,433	49,999
3.00%, 10/20/2046	1,491,464	1,369,973
3.00%, 11/20/2046	100,836	92,471
3.00%, 12/20/2046	404,228	371,300
3.00%, 2/20/2047	210,632	193,474
3.00%, 4/20/2047	299,385	274,658
3.00%, 6/20/2047	90,328	82,867
3.00%, 7/20/2047	170,583	156,494
3.00%, 8/20/2047	85,093	78,065
3.00%, 10/20/2047	123,400	113,208
3.00%, 1/20/2048	462,432	424,238
3.00%, 2/20/2048	276,380	253,553
3.00%, 3/20/2048	472,549	433,520
3.00%, 11/20/2049	749,962	682,904
3.00%, 12/20/2049	455,461	414,736
3.00%, 2/20/2050	1,551,446	1,411,860
3.00%, 6/20/2050	1,279,372	1,165,555
3.00%, 7/20/2050	1,575,737	1,435,067
3.00%, 12/20/2050	1,901,642	1,730,115
3.00%, 8/20/2051	3,862,935	3,501,877
3.00%, 12/20/2051	2,658,217	2,406,473
3.00%, 3/20/2052	2,357,621	2,130,903
3.00%, 5/20/2052	1,669,490	1,508,946
3.00%, 6/20/2052	1,262,993	1,141,539
3.50%, 10/20/2042	165,317	156,942
3.50%, 1/20/2043	723,198	686,561
3.50%, 5/20/2043	25,658	24,356
3.50%, 9/20/2043	16,634	15,790
3.50%, 11/20/2043	136,671	129,740
3.50%, 6/20/2044	631,278	598,654
3.50%, 10/20/2044	14,180	13,448
3.50%, 12/20/2044	9,273	8,794
3.50%, 3/20/2045	8,128	7,677
3.50%, 4/20/2045	28,231	26,661
3.50%, 6/20/2045	360,978	340,912
3.50%, 10/20/2045	709,135	669,715
3.50%, 1/20/2046	2,462,674	2,325,776
3.50%, 3/20/2046	56,603	53,456

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
3.50%, 4/20/2046	$ 30,206	$ 28,491
3.50%, 5/20/2046	30,565	28,829
3.50%, 6/20/2046	465,350	438,919
3.50%, 7/20/2046	73,649	69,466
3.50%, 10/20/2046	148,814	140,362
3.50%, 11/20/2046	516,584	487,243
3.50%, 12/20/2046	336,815	317,684
3.50%, 5/20/2047	223,781	210,898
3.50%, 6/20/2047	151,283	142,574
3.50%, 7/20/2047	117,444	110,682
3.50%, 8/20/2047	188,188	177,354
3.50%, 9/20/2047	75,455	71,111
3.50%, 10/20/2047	73,783	69,612
3.50%, 11/20/2047	935,950	882,068
3.50%, 12/20/2047	348,483	328,421
3.50%, 6/20/2048	111,462	105,045
3.50%, 8/20/2048	80,135	75,594
3.50%, 8/20/2049	277,757	260,974
3.50%, 9/20/2049	814,373	764,977
3.50%, 12/20/2049	168,675	158,405
3.50%, 2/20/2050	281,042	263,931
3.50%, 7/20/2050	402,928	378,255
3.50%, 10/20/2050	1,563,079	1,468,089
3.50%, 6/20/2052	2,370,366	2,203,760
3.50%, 7/20/2052	697,435	648,414
3.50%, 10/20/2052	2,424,047	2,253,668
3.50%, 12/20/2052	2,552,854	2,373,421
4.00%, 4/15/2040	17,962	17,511
4.00%, 2/20/2042	7,821	7,636
4.00%, 7/20/2042	5,640	5,505
4.00%, 7/15/2044	17,285	16,847
4.00%, 8/20/2044	10,129	9,871
4.00%, 10/20/2044	89,818	87,533
4.00%, 5/15/2045	9,290	9,011
4.00%, 6/15/2045	22,883	22,175
4.00%, 8/20/2045	8,753	8,514
4.00%, 11/20/2045	110,617	107,607
4.00%, 2/20/2046	84,911	82,601
4.00%, 5/20/2046	87,175	84,803
4.00%, 6/20/2046	59,522	57,624
4.00%, 1/20/2047	174,941	169,362
4.00%, 3/20/2047	71,797	69,507
4.00%, 4/20/2047	134,331	129,793
4.00%, 5/20/2047	92,153	89,039
4.00%, 7/20/2047	91,677	88,580
4.00%, 8/20/2047	40,547	39,177
4.00%, 1/20/2048	63,977	61,815
4.00%, 5/20/2048	1,121,595	1,082,548
4.00%, 6/20/2048	1,663,404	1,605,494
4.00%, 8/20/2048	342,325	330,407
4.00%, 10/20/2048	144,314	139,290
4.00%, 11/20/2048	115,416	111,398
4.00%, 4/20/2049	99,115	95,561
4.00%, 6/20/2049	219,020	211,167
4.00%, 7/20/2049	120,443	116,124
Security Description	Principal Amount	Value
4.00%, 1/20/2050	$ 184,059	$ 177,579
4.00%, 3/20/2050	339,211	327,048
4.00%, 9/20/2052	3,305,485	3,152,173
4.00%, 10/20/2052	3,135,062	2,989,654
4.00%, 11/20/2052	952,462	908,286
4.00%, 4/20/2053	985,813	940,090
4.50%, 1/20/2044	49,873	49,618
4.50%, 11/20/2044	13,775	13,684
4.50%, 12/20/2044	11,701	11,624
4.50%, 4/20/2046	58,353	57,967
4.50%, 6/20/2046	41,800	41,587
4.50%, 7/20/2046	49,902	49,571
4.50%, 4/20/2047	147,978	146,739
4.50%, 8/20/2047	43,132	42,771
4.50%, 11/20/2047	387,537	382,903
4.50%, 12/20/2047	23,550	23,268
4.50%, 11/20/2048	132,016	130,463
4.50%, 7/20/2049	140,477	138,825
4.50%, 10/20/2052	496,371	484,359
4.50%, 12/20/2052	2,876,543	2,806,932
4.50%, 1/20/2053	2,311,810	2,255,865
4.50%, 3/20/2053	3,366,835	3,285,359
4.50%, 6/20/2053	993,635	968,704
5.00%, 6/15/2040	11,402	11,586
5.00%, 10/15/2041	46,093	46,905
5.00%, 3/20/2044	21,264	21,625
5.00%, 12/20/2045	84,534	85,967
5.00%, 1/20/2048	98,638	99,555
5.00%, 5/20/2048	71,596	72,163
5.00%, 9/20/2048	120,865	121,767
5.00%, 3/20/2050	144,640	145,991
5.00%, 11/20/2052	1,512,571	1,502,049
5.00%, 5/20/2053	2,467,861	2,449,280
5.00%, 7/20/2053	4,651,737	4,616,713
5.50%, 10/20/2043	18,357	18,994
5.50%, 5/20/2045	229,325	237,482
5.50%, 5/20/2053	3,318,991	3,337,682
5.50%, 7/20/2053	1,185,946	1,192,625
5.50%, 8/20/2053	991,070	996,652
6.00%, 12/20/2052	1,045,175	1,063,173
6.00%, 8/20/2053	993,654	1,009,052
6.00%, 9/20/2053	1,248,740	1,268,092
Government National Mortgage Association, TBA:
TBA, 2.00%, 1/20/2054	1,000,000	845,836
TBA, 2.50%, 1/20/2054	1,000,000	875,408
TBA, 3.00%, 1/20/2054	1,750,000	1,582,994
TBA, 3.50%, 1/20/2054	1,250,000	1,163,266
TBA, 4.00%, 1/20/2054	500,000	477,225
TBA, 4.50%, 1/20/2054	1,000,000	975,725
TBA, 5.00%, 1/20/2054	2,625,000	2,606,874
TBA, 5.50%, 1/20/2054	3,250,000	3,269,662
TBA, 6.00%, 1/20/2054	3,725,000	3,783,482
TBA, 6.50%, 1/20/2054	5,250,000	5,371,117

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Tennessee Valley Authority:
0.75%, 5/15/2025	$ 85,000	$ 80,611
1.50%, 9/15/2031	75,000	61,191
3.50%, 12/15/2042	525,000	443,457
3.88%, 3/15/2028	412,000	410,183
4.25%, 9/15/2065	350,000	320,519
5.25%, 9/15/2039	150,000	159,234
Series A, 2.88%, 2/1/2027	150,000	144,446
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 1/1/2054	4,500,000	3,677,368
TBA, 2.50%, 1/1/2054	3,950,000	3,360,293
TBA, 3.00%, 1/1/2054	1,500,000	1,325,518
TBA, 3.50%, 1/1/2039	1,185,000	1,141,541
TBA, 4.50%, 1/1/2039	250,000	248,615
TBA, 4.50%, 1/1/2054	1,425,000	1,381,512
TBA, 5.00%, 1/1/2039	1,250,000	1,257,325
TBA, 5.00%, 1/1/2054	3,675,000	3,637,081
TBA, 5.50%, 1/1/2039	1,250,000	1,267,125
TBA, 5.50%, 1/1/2054	3,975,000	3,993,961
TBA, 6.00%, 1/1/2054	4,125,000	4,188,442
TBA, 6.50%, 1/1/2054	4,300,000	4,405,092
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $857,506,536)		784,902,592
U.S. TREASURY OBLIGATIONS — 41.3%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,838,695
1.13%, 8/15/2040	1,000,000	638,906
1.25%, 5/15/2050	3,750,000	2,026,758
1.38%, 11/15/2040	3,750,000	2,491,992
1.38%, 8/15/2050	3,350,000	1,871,289
1.63%, 11/15/2050	4,000,000	2,389,375
1.75%, 8/15/2041	5,000,000	3,482,812
1.88%, 2/15/2041	4,350,000	3,131,320
1.88%, 2/15/2051 (b)	4,500,000	2,862,422
1.88%, 11/15/2051	5,250,000	3,327,187
2.00%, 11/15/2041	4,250,000	3,080,586
2.00%, 2/15/2050	2,050,000	1,352,039
2.00%, 8/15/2051	4,750,000	3,110,508
2.25%, 5/15/2041	5,000,000	3,815,625
2.25%, 8/15/2046 (b)	3,425,000	2,439,242
2.25%, 8/15/2049	2,000,000	1,400,000
2.25%, 2/15/2052 (b)	8,650,000	6,011,750
2.38%, 2/15/2042	8,250,000	6,342,187
2.38%, 11/15/2049	2,500,000	1,797,656
2.38%, 5/15/2051	5,900,000	4,222,187
2.50%, 2/15/2045	3,340,000	2,532,137
2.50%, 2/15/2046	3,400,000	2,554,781
2.50%, 5/15/2046	1,850,000	1,387,211
2.75%, 8/15/2042	900,000	730,828
2.75%, 11/15/2042	1,500,000	1,214,063
2.75%, 8/15/2047	1,700,000	1,326,797
2.75%, 11/15/2047	3,400,000	2,652,531
Security Description	Principal Amount	Value
2.88%, 5/15/2043 (b)	$ 1,850,000	$ 1,521,047
2.88%, 8/15/2045	5,480,000	4,424,244
2.88%, 11/15/2046	2,500,000	2,005,078
2.88%, 5/15/2049	2,450,000	1,951,961
2.88%, 5/15/2052	4,750,000	3,791,094
3.00%, 5/15/2042	325,000	275,336
3.00%, 11/15/2044	3,075,000	2,548,406
3.00%, 5/15/2045	1,875,000	1,548,926
3.00%, 11/15/2045	1,900,000	1,565,422
3.00%, 2/15/2047	2,200,000	1,801,594
3.00%, 5/15/2047	3,300,000	2,700,844
3.00%, 2/15/2048	3,200,000	2,613,000
3.00%, 8/15/2048	2,950,000	2,406,555
3.00%, 2/15/2049	2,650,000	2,161,406
3.00%, 8/15/2052 (b)	5,000,000	4,099,219
3.13%, 11/15/2041	350,000	304,664
3.13%, 2/15/2042	725,000	629,051
3.13%, 2/15/2043	1,075,000	920,301
3.13%, 8/15/2044	2,500,000	2,119,141
3.13%, 5/15/2048	2,375,000	1,982,754
3.25%, 5/15/2042	3,500,000	3,076,172
3.38%, 8/15/2042	8,000,000	7,146,250
3.38%, 5/15/2044	1,900,000	1,677,344
3.38%, 11/15/2048	3,100,000	2,706,687
3.50%, 2/15/2039	1,000,000	947,031
3.63%, 8/15/2043	1,600,000	1,473,500
3.63%, 2/15/2044	2,725,000	2,499,762
3.63%, 2/15/2053	9,500,000	8,794,922
3.63%, 5/15/2053	6,500,000	6,025,703
3.75%, 8/15/2041	2,000,000	1,904,687
3.75%, 11/15/2043	1,425,000	1,333,043
3.88%, 8/15/2040	750,000	731,719
3.88%, 2/15/2043	12,500,000	11,943,359
3.88%, 5/15/2043	13,500,000	12,896,719
4.00%, 11/15/2042	19,500,000	18,985,078
4.00%, 11/15/2052	9,250,000	9,147,383
4.13%, 8/15/2053	15,250,000	15,457,305
4.25%, 5/15/2039	1,500,000	1,545,938
4.25%, 11/15/2040	1,500,000	1,529,766
4.38%, 2/15/2038	650,000	683,313
4.38%, 11/15/2039	1,250,000	1,302,734
4.38%, 5/15/2040	575,000	597,461
4.38%, 5/15/2041	300,000	309,609
4.38%, 8/15/2043	4,250,000	4,346,289
4.50%, 2/15/2036 (b)	1,500,000	1,599,844
4.50%, 5/15/2038	200,000	212,563
4.50%, 8/15/2039	650,000	688,289
4.63%, 2/15/2040	400,000	428,438
4.75%, 2/15/2037	350,000	383,031
4.75%, 2/15/2041	650,000	703,320
4.75%, 11/15/2043 (b)	1,500,000	1,611,797
4.75%, 11/15/2053	4,250,000	4,779,922
5.00%, 5/15/2037	300,000	335,578
5.25%, 11/15/2028	450,000	476,508
6.00%, 2/15/2026 (b)	2,500,000	2,578,906

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
6.25%, 5/15/2030	$ 5,000,000	$ 5,646,484
6.50%, 11/15/2026 (b)	1,500,000	1,594,102
U.S. Treasury Notes:
0.25%, 5/31/2025	3,500,000	3,296,016
0.25%, 6/30/2025	3,000,000	2,817,656
0.25%, 8/31/2025 (b)	5,000,000	4,668,750
0.25%, 9/30/2025	5,000,000	4,656,836
0.25%, 10/31/2025	7,750,000	7,199,629
0.38%, 4/30/2025	4,000,000	3,785,313
0.38%, 11/30/2025	3,000,000	2,786,016
0.38%, 12/31/2025	6,000,000	5,561,719
0.38%, 1/31/2026	7,000,000	6,466,797
0.38%, 7/31/2027	2,000,000	1,764,063
0.38%, 9/30/2027	6,000,000	5,263,594
0.50%, 3/31/2025	2,150,000	2,044,180
0.50%, 2/28/2026	6,000,000	5,544,844
0.50%, 4/30/2027	3,000,000	2,678,672
0.50%, 6/30/2027	4,500,000	3,996,914
0.50%, 8/31/2027	4,000,000	3,534,375
0.50%, 10/31/2027	2,250,000	1,978,242
0.63%, 7/31/2026 (b)	1,500,000	1,374,023
0.63%, 11/30/2027	4,550,000	4,010,398
0.63%, 12/31/2027	6,000,000	5,276,719
0.63%, 5/15/2030	900,000	735,680
0.63%, 8/15/2030	3,750,000	3,043,359
0.75%, 3/31/2026	5,000,000	4,640,625
0.75%, 4/30/2026	3,500,000	3,238,320
0.75%, 8/31/2026	5,000,000	4,585,156
0.75%, 1/31/2028	6,500,000	5,731,172
0.88%, 6/30/2026	3,000,000	2,774,531
0.88%, 9/30/2026	4,000,000	3,674,688
0.88%, 11/15/2030	8,000,000	6,575,000
1.00%, 7/31/2028	7,000,000	6,156,719
1.13%, 1/15/2025	4,000,000	3,853,594
1.13%, 2/28/2025	2,000,000	1,920,703
1.13%, 10/31/2026	4,500,000	4,151,953
1.13%, 2/28/2027	1,250,000	1,145,117
1.13%, 2/29/2028	4,500,000	4,023,633
1.13%, 8/31/2028	5,000,000	4,414,844
1.13%, 2/15/2031	5,500,000	4,592,500
1.25%, 11/30/2026	21,500,000	19,882,461
1.25%, 12/31/2026	7,500,000	6,924,609
1.25%, 3/31/2028	6,000,000	5,381,719
1.25%, 4/30/2028	4,000,000	3,581,250
1.25%, 5/31/2028	5,500,000	4,914,336
1.25%, 6/30/2028	6,000,000	5,351,250
1.25%, 9/30/2028	4,000,000	3,545,313
1.25%, 8/15/2031	8,500,000	7,039,062
1.38%, 1/31/2025	2,000,000	1,930,000
1.38%, 8/31/2026	3,000,000	2,797,266
1.38%, 10/31/2028	5,500,000	4,895,859
1.38%, 12/31/2028	3,500,000	3,105,703
1.38%, 11/15/2031 (b)	6,000,000	4,984,687
1.50%, 2/15/2025	5,000,000	4,825,977
1.50%, 8/15/2026	1,650,000	1,544,426
Security Description	Principal Amount	Value
1.50%, 1/31/2027	$ 6,050,000	$ 5,617,992
1.50%, 11/30/2028	5,000,000	4,470,312
1.50%, 2/15/2030	2,850,000	2,483,730
1.63%, 2/15/2026	1,925,000	1,824,689
1.63%, 5/15/2026	2,750,000	2,595,312
1.63%, 9/30/2026	1,250,000	1,172,168
1.63%, 10/31/2026	1,250,000	1,170,410
1.63%, 8/15/2029	2,250,000	2,002,852
1.63%, 5/15/2031	8,750,000	7,507,227
1.75%, 3/15/2025	10,000,000	9,663,672
1.75%, 1/31/2029	5,000,000	4,512,109
1.75%, 11/15/2029	3,000,000	2,678,437
1.88%, 6/30/2026 (b)	1,250,000	1,185,547
1.88%, 7/31/2026	1,000,000	946,172
1.88%, 2/28/2027	4,000,000	3,750,938
1.88%, 2/28/2029	3,250,000	2,947,598
1.88%, 2/15/2032	8,500,000	7,311,328
2.00%, 2/15/2025	2,375,000	2,305,049
2.00%, 8/15/2025 (b)	1,500,000	1,443,457
2.00%, 11/15/2026	2,250,000	2,127,480
2.13%, 5/15/2025	2,350,000	2,275,002
2.13%, 5/31/2026	2,500,000	2,387,305
2.25%, 11/15/2025	5,475,000	5,273,537
2.25%, 3/31/2026	3,000,000	2,878,125
2.25%, 2/15/2027	3,000,000	2,848,125
2.25%, 8/15/2027	2,000,000	1,885,937
2.25%, 11/15/2027	4,750,000	4,466,113
2.38%, 5/15/2027	2,900,000	2,754,547
2.38%, 3/31/2029	3,750,000	3,482,520
2.38%, 5/15/2029	4,350,000	4,034,285
2.50%, 1/31/2025	1,000,000	976,602
2.50%, 2/28/2026	2,500,000	2,412,891
2.50%, 3/31/2027	2,500,000	2,390,039
2.63%, 3/31/2025	1,000,000	976,406
2.63%, 4/15/2025	7,500,000	7,315,430
2.63%, 12/31/2025	3,250,000	3,149,834
2.63%, 1/31/2026	2,250,000	2,179,687
2.63%, 5/31/2027	6,000,000	5,744,531
2.63%, 2/15/2029	4,450,000	4,191,691
2.63%, 7/31/2029	4,000,000	3,747,813
2.75%, 2/28/2025	1,000,000	978,477
2.75%, 5/15/2025	3,500,000	3,416,328
2.75%, 6/30/2025 (b)	2,750,000	2,682,861
2.75%, 8/31/2025	2,500,000	2,433,691
2.75%, 4/30/2027	5,000,000	4,810,547
2.75%, 7/31/2027	5,500,000	5,280,000
2.75%, 2/15/2028	2,750,000	2,628,398
2.75%, 5/31/2029	4,000,000	3,778,750
2.75%, 8/15/2032	8,000,000	7,331,250
2.88%, 4/30/2025	1,250,000	1,222,705
2.88%, 5/31/2025	3,900,000	3,810,879
2.88%, 6/15/2025	3,000,000	2,932,266
2.88%, 7/31/2025 (b)	4,000,000	3,904,219
2.88%, 11/30/2025	1,500,000	1,461,445
2.88%, 5/15/2028	4,000,000	3,835,938

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
2.88%, 8/15/2028	$ 7,750,000	$ 7,416,387
2.88%, 4/30/2029	5,250,000	4,996,113
2.88%, 5/15/2032	9,000,000	8,344,687
3.00%, 9/30/2025 (b)	2,500,000	2,442,676
3.00%, 10/31/2025	2,750,000	2,686,084
3.13%, 8/15/2025	5,000,000	4,900,391
3.13%, 8/31/2027	2,500,000	2,430,273
3.13%, 11/15/2028	5,500,000	5,313,945
3.13%, 8/31/2029	8,000,000	7,688,125
3.25%, 6/30/2029	3,000,000	2,905,547
3.38%, 5/15/2033	11,500,000	11,043,594
3.50%, 9/15/2025	1,000,000	985,391
3.50%, 1/31/2028	5,000,000	4,922,266
3.50%, 4/30/2028	5,250,000	5,167,559
3.50%, 1/31/2030	8,500,000	8,317,383
3.50%, 4/30/2030	4,000,000	3,910,938
3.50%, 2/15/2033	10,500,000	10,186,641
3.63%, 5/15/2026	8,000,000	7,908,750
3.63%, 3/31/2028	7,500,000	7,418,555
3.63%, 5/31/2028 (b)	5,000,000	4,948,047
3.63%, 3/31/2030	9,000,000	8,865,000
3.75%, 4/15/2026	6,000,000	5,944,687
3.75%, 12/31/2028	10,000,000	9,956,592
3.75%, 5/31/2030	3,500,000	3,470,469
3.75%, 6/30/2030	10,000,000	9,914,062
3.88%, 3/31/2025	15,000,000	14,868,164
3.88%, 4/30/2025	6,000,000	5,946,094
3.88%, 1/15/2026	4,500,000	4,466,602
3.88%, 11/30/2027	3,500,000	3,492,891
3.88%, 12/31/2027	14,000,000	13,980,312
3.88%, 9/30/2029	6,500,000	6,490,352
3.88%, 11/30/2029	3,500,000	3,495,352
3.88%, 12/31/2029	6,500,000	6,490,859
3.88%, 12/31/2030	10,000,000	9,921,651
3.88%, 8/15/2033	10,250,000	10,243,594
4.00%, 12/15/2025	13,500,000	13,429,863
4.00%, 2/15/2026	8,000,000	7,965,625
4.00%, 2/29/2028	5,000,000	5,017,187
4.00%, 6/30/2028	7,000,000	7,033,906
4.00%, 10/31/2029	5,000,000	5,026,172
4.00%, 2/28/2030	5,000,000	5,026,953
4.00%, 7/31/2030	9,000,000	9,053,437
4.13%, 1/31/2025	6,500,000	6,459,883
4.13%, 6/15/2026	7,500,000	7,500,000
4.13%, 9/30/2027	3,000,000	3,019,922
4.13%, 10/31/2027	4,350,000	4,378,207
4.13%, 7/31/2028	4,350,000	4,395,199
4.13%, 8/31/2030	3,600,000	3,646,687
4.13%, 11/15/2032 (b)	12,500,000	12,712,891
4.25%, 5/31/2025 (b)	5,000,000	4,981,445
4.25%, 10/15/2025	3,000,000	2,994,727
4.25%, 12/31/2025	6,000,000	6,000,085
4.38%, 8/15/2026	5,000,000	5,034,766
4.38%, 12/15/2026	10,000,000	10,100,781
4.38%, 8/31/2028	6,000,000	6,128,906
Security Description	Principal Amount	Value
4.38%, 11/30/2028	$ 5,000,000	$ 5,117,187
4.38%, 11/30/2030	4,750,000	4,887,305
4.50%, 11/15/2025	5,750,000	5,770,215
4.50%, 7/15/2026	5,000,000	5,047,266
4.50%, 11/15/2033	12,500,000	13,132,812
4.63%, 2/28/2025	11,500,000	11,491,914
4.63%, 6/30/2025	15,000,000	15,036,328
4.63%, 3/15/2026	7,500,000	7,566,211
4.63%, 9/15/2026	5,200,000	5,272,719
4.63%, 10/15/2026	4,750,000	4,821,621
4.63%, 11/15/2026	10,000,000	10,160,156
4.63%, 9/30/2028	5,500,000	5,677,891
4.63%, 9/30/2030	5,750,000	5,997,070
4.75%, 7/31/2025	4,250,000	4,269,590
4.88%, 11/30/2025 (b)	5,500,000	5,557,793
4.88%, 10/31/2028 (b)	8,000,000	8,351,250
4.88%, 10/31/2030	5,500,000	5,820,547
5.00%, 8/31/2025	4,500,000	4,542,012
5.00%, 9/30/2025	7,500,000	7,577,051
5.00%, 10/31/2025	5,750,000	5,816,035
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,244,166,007)		1,161,062,052
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	500,000	356,698
Series S3, 6.91%, 10/1/2050	25,000	31,510
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	86,042
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	50,000	44,847
1.81%, 8/1/2030	50,000	42,782
2.11%, 8/1/2032	50,000	41,460
Los Angeles Department of Water & Power Revenue, CA 5.72%, 7/1/2039	100,000	107,295
Los Angeles Unified School District, General Obligation, CA 5.75%, 7/1/2034	25,000	26,540
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	479,718
Series H, 6.55%, 5/15/2048	50,000	58,428
San Jose Redevelopment Successor Agency, Special Obligation, CA Series T, 3.38%, 8/1/2034	275,000	247,056

See accompanying notes to financial statements.
85

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
State of California, General Obligation, CA:
3.50%, 4/1/2028	$ 250,000	$ 242,254
5.20%, 3/1/2043	1,250,000	1,240,566
7.30%, 10/1/2039	125,000	151,124
7.50%, 4/1/2034	100,000	121,351
7.55%, 4/1/2039	100,000	126,261
7.60%, 11/1/2040	250,000	318,309
University of California Revenue, CA:
Series BG, 0.88%, 5/15/2025	15,000	14,230
Series AX, 3.06%, 7/1/2025	300,000	292,744
		4,029,215
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	113,499
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	47,441
Series A, 1.71%, 7/1/2027	50,000	45,271
Series A, 2.15%, 7/1/2030	50,000	42,650
		248,861
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	156,000	177,304
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	47,472
Series C, Class C, 4.57%, 1/1/2054	50,000	47,786
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	231,358
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	650,000	643,136
Series 1, 6.63%, 2/1/2035	184,616	193,363
7.35%, 7/1/2035	85,714	93,100
		1,256,215
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts, General Obligation, MA Series C, 2.51%, 7/1/2041	15,000	11,165
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	73,451
Series B, 3.40%, 10/15/2040	20,000	17,015
		101,631
Security Description	Principal Amount	Value
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	$ 750,000	$ 587,959
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	250,000	224,068
		812,027
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, Class A, 3.23%, 5/15/2050	300,000	230,476
Series A, 3.65%, 8/15/2057	100,000	81,453
		311,929
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	120,889
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	25,896
		146,785
NEW YORK — 0.1%
City of New York, General Obligation, NY Series B-1, 5.83%, 10/1/2053	300,000	338,184
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	26,445
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	94,250
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	376,257
3.18%, 7/15/2060	1,000,000	701,617
4.03%, 9/1/2048	125,000	107,068
4.46%, 10/1/2062	190,000	173,368
Series 192, 4.81%, 10/15/2065	25,000	24,281
5.65%, 11/1/2040	100,000	106,597
		1,948,067
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	187,305
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	565,567

See accompanying notes to financial statements.
86

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	$ 750,000	$ 579,283
Series A, 4.14%, 6/1/2038	125,000	115,979
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	69,077
		764,339
TEXAS — 0.0% (a)
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	348,157
5.02%, 12/1/2048	100,000	101,353
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	208,935
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	48,823
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	121,531
State of Texas, General Obligation, TX 3.21%, 4/1/2044	50,000	40,713
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	150,000	107,173
2.56%, 4/1/2042	40,000	30,454
		1,007,139
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	94,951
Series C, 4.18%, 9/1/2117	50,000	42,600
		137,551
TOTAL MUNICIPAL BONDS & NOTES (Cost $13,872,801)		11,693,935
MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	96,192
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	83,074
Security Description	Principal Amount	Value
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	$ 50,000	$ 42,445
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	138,204
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	97,151
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,513
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	87,830
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	43,435
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	178,627
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	77,071
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	396,757
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	192,667
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	256,969
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	413,535
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	139,487
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	207,614
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	209,738
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	387,973
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	206,689
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	104,232
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	122,110
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	94,745
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	95,766
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	106,851

See accompanying notes to financial statements.
87

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
Series 2019-B12, Class A5, 3.12%, 8/15/2052	$ 200,000	$ 180,048
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	657,283
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	64,056
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	346,431
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	403,613
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	256,966
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	240,635
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	245,706
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	278,677
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	177,757
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	283,020
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	575,631
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	231,807
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	89,217
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	132,014
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	649,804
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	395,148
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	48,411
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	93,807
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	144,572
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	230,173
Security Description	Principal Amount	Value
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	$ 50,000	$ 48,208
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	476,609
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	174,758
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	195,641
Series K068, Class A2, 3.24%, 8/25/2027	995,000	956,981
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	248,001
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,476,706
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	250,147
Series K-161, Class A2, 4.90%, 10/25/2033	150,000	155,195
Series K512, Class A2, 5.00%, 11/25/2028	174,962	179,593
Series K751, Class A2, 4.41%, 3/25/2030	500,000	500,055
Federal National Mortgage Association-Aces Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	500,000	496,036
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	187,065
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	232,500
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	134,107
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	403,187
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	96,414
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	191,433
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	96,324
Series 2016-C1, Class B, 4.70%, 3/17/2049 (c)	300,000	278,166
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	463,419

See accompanying notes to financial statements.
88

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	$ 1,000,000	$ 774,518
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class AS, 3.89%, 10/15/2048 (c)	650,000	608,625
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	396,984
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	201,208	195,579
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	143,311
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	180,238
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	299,573
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	376,940
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	92,651
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	76,310
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	939,703
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	280,043
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	230,387
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	145,456
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	177,852
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	89,474
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	296,997
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,848,844)		22,139,637
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,281,999
Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	$ 175,000	$ 199,579
Benchmark Mortgage Trust Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	707,524
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	526,322
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	526,328
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	369,015
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	254,902
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.79%, 4/15/2055 (c)	675,000	614,079
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	483,912
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,830,722)		4,963,660
	Shares
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	51,102,221	51,122,662
State Street Navigator Securities Lending Portfolio II (g) (h)	111,292,245	111,292,245
TOTAL SHORT-TERM INVESTMENTS (Cost $162,412,986)		162,414,907
TOTAL INVESTMENTS — 104.5% (Cost $3,160,831,528)		2,936,088,304
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(125,879,655)
NET ASSETS — 100.0%		$ 2,810,208,649
(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.
89

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 700,928,502	$—	$ 700,928,502
Asset-Backed Securities	—	11,371,664	—	11,371,664
Foreign Government Obligations	—	76,611,355	—	76,611,355
U.S. Government Agency Obligations	—	784,902,592	—	784,902,592
U.S. Treasury Obligations	—	1,161,062,052	—	1,161,062,052
Municipal Bonds & Notes	—	11,693,935	—	11,693,935
Mortgage-Backed Securities	—	22,139,637	—	22,139,637
Commercial Mortgage Backed Securities	—	4,963,660	—	4,963,660
Short-Term Investments	162,414,907	—	—	162,414,907
TOTAL INVESTMENTS	$162,414,907	$2,773,673,397	$—	$2,936,088,304

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,313,817	$ 54,324,679	$ 568,585,386	$ 571,797,614	$13,914	$(3,703)	51,102,221	$ 51,122,662	$3,077,730
State Street Navigator Securities Lending Portfolio II	82,618,698	82,618,698	1,275,735,373	1,247,061,826	—	—	111,292,245	111,292,245	357,861
Total		$136,943,377	$1,844,320,759	$1,818,859,440	$13,914	$(3,703)		$162,414,907	$3,435,591
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 96.5%
AUSTRALIA — 5.1%
Abacus Group REIT	78,325	$ 61,462
Abacus Storage King REIT	92,312	71,178
Accent Group Ltd.	80,316	106,319
Adbri Ltd. (a)	66,713	136,565
AGL Energy Ltd.	126,483	818,178
Alpha HPA Ltd. (a)	109,995	78,808
ALS Ltd.	99,347	871,094
Altium Ltd.	25,646	819,854
Alumina Ltd. (a)	533,852	329,668
AMP Ltd.	550,600	349,403
Ampol Ltd.	50,288	1,240,451
Ansell Ltd.	25,657	440,827
ANZ Group Holdings Ltd.	649,115	11,480,577
APA Group Stapled Security	271,030	1,579,364
APM Human Services International Ltd.	44,330	37,054
ARB Corp. Ltd. (b)	17,681	433,844
Arena REIT	58,469	148,015
Aristocrat Leisure Ltd.	127,309	3,546,004
ASX Ltd.	41,815	1,799,257
Atlas Arteria Ltd. Stapled Security	286,236	1,128,910
AUB Group Ltd.	27,891	528,122
Audinate Group Ltd. (a)	16,156	178,369
Aurizon Holdings Ltd.	411,190	1,066,187
Aussie Broadband Ltd. (a)	39,567	105,294
Austal Ltd.	60,258	83,468
Australian Agricultural Co. Ltd. (a) (b)	66,789	63,803
Australian Clinical Labs Ltd. (b)	11,460	22,599
AVZ Minerals Ltd. (a) (b) (c)	378,780	100,800
Bank of Queensland Ltd. (b)	133,197	552,593
Bapcor Ltd.	67,346	254,583
Beach Energy Ltd.	295,473	322,585
Bega Cheese Ltd. (b)	66,288	160,120
Bellevue Gold Ltd. (a)	251,703	287,680
Bendigo & Adelaide Bank Ltd.	116,258	767,108
BHP Group Ltd.	1,107,074	38,080,305
BlueScope Steel Ltd.	97,572	1,557,931
Boral Ltd. (a)	71,366	262,475
Boss Energy Ltd. (a)	90,668	249,325
Brambles Ltd.	302,400	2,806,259
Breville Group Ltd. (b)	28,855	536,137
Brickworks Ltd.	17,916	341,810
BWP Trust REIT (b)	89,143	214,718
Calix Ltd. (a)	20,810	48,705
Capricorn Metals Ltd. (a)	69,661	223,881
CAR Group Ltd.	77,007	1,636,273
Centuria Capital Group REIT	115,714	138,570
Centuria Industrial REIT (b)	113,993	252,795
Centuria Office REIT (b)	90,435	82,689
Cettire Ltd. (a)	98,687	195,283
Chalice Mining Ltd. (a)	60,579	70,065
Security Description	Shares	Value
Challenger Ltd.	107,298	$ 475,164
Champion Iron Ltd. (b)	76,528	438,116
Charter Hall Group REIT (b)	108,526	891,594
Charter Hall Long Wale REIT	129,186	331,444
Charter Hall Retail REIT	103,861	255,839
Charter Hall Social Infrastructure REIT (b)	86,428	176,333
Cleanaway Waste Management Ltd.	503,089	923,430
Clinuvel Pharmaceuticals Ltd. (b)	6,455	70,473
Cochlear Ltd.	14,361	2,926,735
Codan Ltd.	19,951	116,396
Coles Group Ltd.	290,918	3,197,961
Collins Foods Ltd.	27,699	223,781
Commonwealth Bank of Australia	365,384	27,873,942
Computershare Ltd.	124,018	2,063,971
Core Lithium Ltd. (a) (b)	329,380	56,188
Coronado Global Resources, Inc. CDI (d)	130,461	156,675
Corporate Travel Management Ltd. (b)	32,318	431,341
Costa Group Holdings Ltd.	76,579	163,031
Credit Corp. Group Ltd. (b)	10,877	120,309
Cromwell Property Group REIT	314,615	90,165
CSR Ltd.	109,002	490,891
Data#3 Ltd.	30,074	173,197
De Grey Mining Ltd. (a)	407,245	348,744
Deep Yellow Ltd. (a)	155,621	115,745
Deterra Royalties Ltd.	98,307	353,510
Dexus REIT	223,658	1,172,068
Dexus Industria REIT (b)	27,326	51,836
Dicker Data Ltd.	13,173	107,504
Domain Holdings Australia Ltd. (b)	51,929	122,246
Domino's Pizza Enterprises Ltd.	13,779	554,160
Downer EDI Ltd.	138,327	415,305
Eagers Automotive Ltd.	30,682	303,151
EBOS Group Ltd.	30,693	689,881
Elders Ltd. (b)	27,681	142,228
Endeavour Group Ltd.	299,846	1,065,965
Evolution Mining Ltd.	462,694	1,250,248
EVT Ltd.	18,245	152,257
Firefinch Ltd. (a) (b) (c)	180,320	7,382
FleetPartners Group Ltd. (a)	45,962	95,655
Flight Centre Travel Group Ltd. (b)	37,916	526,753
Flutter Entertainment PLC (a) (e)	38,160	6,744,552
Flutter Entertainment PLC (a) (e)	11,326	2,012,710
Fortescue Ltd.	365,766	7,242,822
G8 Education Ltd.	123,292	99,271
Genesis Minerals Ltd. (a)	252,836	308,815

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Glencore PLC	2,290,984	$ 13,787,896
Gold Road Resources Ltd.	232,550	311,807
Goodman Group REIT	369,185	6,373,407
GPT Group REIT	425,480	1,347,113
GrainCorp Ltd. Class A	50,653	251,965
Growthpoint Properties Australia Ltd. REIT	38,972	61,961
GUD Holdings Ltd.	43,623	357,194
Hansen Technologies Ltd.	29,249	101,586
Harvey Norman Holdings Ltd. (b)	138,827	397,860
Healius Ltd. (a)	128,559	143,426
HealthCo REIT	98,187	98,487
Helia Group Ltd.	67,284	199,714
HMC Capital Ltd. REIT (b)	79,560	334,412
HomeCo Daily Needs REIT	306,603	255,237
HUB24 Ltd.	15,232	374,064
IDP Education Ltd. (b)	56,639	774,112
IGO Ltd.	147,209	909,055
Iluka Resources Ltd.	95,630	430,670
Imdex Ltd.	101,204	130,172
Incitec Pivot Ltd.	432,752	838,619
Ingenia Communities Group REIT	82,745	251,252
Inghams Group Ltd.	168,523	455,367
Insignia Financial Ltd. (b)	111,547	178,107
Insurance Australia Group Ltd.	526,285	2,032,565
Integral Diagnostics Ltd.	37,623	48,905
IPH Ltd.	46,244	202,265
IRESS Ltd. (b)	35,397	196,848
JB Hi-Fi Ltd.	25,173	910,885
Johns Lyng Group Ltd.	59,264	247,485
Judo Capital Holdings Ltd. (a) (b)	89,055	60,767
Jumbo Interactive Ltd.	11,565	109,769
Karoon Energy Ltd. (a)	208,007	288,125
Kelsian Group Ltd. (b)	34,444	164,520
Latin Resources Ltd. (a)	773,249	150,373
Lendlease Corp. Ltd. Stapled Security	136,160	694,028
Leo Lithium Ltd. (a)	203,060	69,972
Lifestyle Communities Ltd. (b)	28,492	354,808
Link Administration Holdings Ltd. (b)	83,066	123,563
Liontown Resources Ltd. (a) (b)	319,135	359,307
Lottery Corp. Ltd.	486,331	1,606,144
Lovisa Holdings Ltd. (b)	18,279	305,206
Lynas Rare Earths Ltd. (a)	219,604	1,072,903
MA Financial Group Ltd. (b)	13,806	52,001
Maas Group Holdings Ltd. (b)	10,298	27,405
Macquarie Group Ltd.	80,978	10,146,535
Mader Group Ltd. (b)	34,029	159,055
Magellan Financial Group Ltd.	33,740	213,649
McMillan Shakespeare Ltd.	10,424	113,520
Medibank Pvt Ltd.	598,886	1,454,793
Security Description	Shares	Value
Megaport Ltd. (a) (b)	28,472	$ 178,736
Metcash Ltd.	200,484	477,433
Mineral Resources Ltd.	38,234	1,826,227
Mirvac Group REIT (b)	852,270	1,215,432
Monadelphous Group Ltd.	31,670	320,693
Mount Gibson Iron Ltd. (a) (b)	98,191	36,850
Nanosonics Ltd. (a) (b)	64,592	193,927
National Australia Bank Ltd.	680,267	14,250,327
National Storage REIT	271,443	426,004
Netwealth Group Ltd.	26,981	283,521
Neuren Pharmaceuticals Ltd. (a)	24,487	417,216
New Hope Corp. Ltd.	140,723	495,475
NEXTDC Ltd. (a)	114,856	1,076,047
nib holdings Ltd.	127,242	641,626
Nick Scali Ltd.	11,946	100,425
Nine Entertainment Co. Holdings Ltd. (b)	290,057	399,799
Northern Star Resources Ltd.	247,332	2,303,669
NRW Holdings Ltd.	104,835	213,172
Nufarm Ltd.	72,045	256,615
Objective Corp. Ltd. (b)	2,964	25,301
OceanaGold Corp.	220,500	424,746
oOh!media Ltd.	161,946	182,884
Orica Ltd.	101,377	1,102,643
Origin Energy Ltd.	371,667	2,148,050
Orora Ltd.	287,234	509,585
Paladin Energy Ltd. (a)	685,581	460,789
Pepper Money Ltd.	84,260	70,719
Perenti Ltd. (a)	177,128	125,698
Perpetual Ltd. (b)	29,508	513,034
Perseus Mining Ltd.	272,549	344,051
PEXA Group Ltd. (a)	33,424	253,156
Pilbara Minerals Ltd. (b)	604,866	1,630,284
Pinnacle Investment Management Group Ltd. (b)	27,782	191,087
Platinum Asset Management Ltd.	87,073	79,021
PolyNovo Ltd. (a)	95,720	108,095
Premier Investments Ltd.	16,862	317,444
Pro Medicus Ltd. (b)	11,281	737,660
PWR Holdings Ltd.	12,163	81,002
Qantas Airways Ltd. (a)	189,348	693,812
QBE Insurance Group Ltd.	322,672	3,260,794
Qube Holdings Ltd.	368,935	815,646
Ramelius Resources Ltd.	197,910	227,549
Ramsay Health Care Ltd.	40,244	1,444,696
REA Group Ltd. (b)	11,485	1,419,634
Red 5 Ltd. (a)	286,575	60,619
Redox Ltd. (a)	39,694	63,650
Reece Ltd. (b)	48,002	733,365
Region RE Ltd. REIT	221,134	341,013
Regis Resources Ltd. (a)	163,146	242,683
Resolute Mining Ltd. (a)	419,081	127,252
Rio Tinto Ltd.	80,179	7,421,975

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Rio Tinto PLC	245,879	$ 18,311,542
Rural Funds Group REIT	83,277	120,467
Sandfire Resources Ltd. (a)	90,431	452,919
Santos Ltd.	701,489	3,637,823
Sayona Mining Ltd. (a) (b)	1,708,559	82,774
Scentre Group REIT	1,114,689	2,274,217
SEEK Ltd.	82,637	1,507,234
Select Harvests Ltd. (a) (b)	16,300	32,255
Seven Group Holdings Ltd.	35,256	887,700
Sigma Healthcare Ltd.	183,261	125,673
Silex Systems Ltd. (a) (b)	87,668	260,218
Silver Lake Resources Ltd. (a)	138,597	112,540
SiteMinder Ltd. (a)	47,530	166,377
SmartGroup Corp. Ltd. (b)	25,202	149,954
SolGold PLC (a) (b)	211,825	25,653
Sonic Healthcare Ltd.	97,700	2,138,632
South32 Ltd. (e)	10,757	24,382
South32 Ltd. (e)	970,318	2,204,781
Stanmore Resources Ltd.	53,229	145,646
Star Entertainment Group Ltd. (a)	486,383	170,920
Steadfast Group Ltd.	192,416	764,137
Stockland REIT	516,278	1,567,656
Strike Energy Ltd. (a) (b)	985,145	322,662
Suncorp Group Ltd.	273,795	2,587,512
Super Retail Group Ltd.	47,823	514,607
Tabcorp Holdings Ltd.	559,156	318,586
Technology One Ltd.	59,774	626,893
Telix Pharmaceuticals Ltd. (a)	47,489	326,633
Telstra Group Ltd.	872,775	2,358,330
Temple & Webster Group Ltd. (a)	17,447	103,811
Transurban Group Stapled Security	666,935	6,239,187
Treasury Wine Estates Ltd.	174,637	1,284,583
Tyro Payments Ltd. (a)	83,907	63,266
Ventia Services Group Pty. Ltd.	184,895	396,152
Vicinity Ltd. REIT	835,763	1,163,377
Viva Energy Group Ltd. (d)	258,464	615,506
Vulcan Steel Ltd.	8,527	44,511
Washington H Soul Pattinson & Co. Ltd.	51,915	1,160,851
Waypoint REIT Ltd.	137,853	229,516
Webjet Ltd. (a) (b)	83,369	417,549
Weebit Nano Ltd. (a) (b)	30,828	89,821
Wesfarmers Ltd.	245,045	9,537,453
West African Resources Ltd. (a)	174,419	112,469
Westgold Resources Ltd. (a)	97,183	144,562
Westpac Banking Corp. (b)	762,263	11,910,977
Whitehaven Coal Ltd.	175,441	890,658
WiseTech Global Ltd. (b)	35,997	1,851,279
Woodside Energy Group Ltd.	410,113	8,691,847
Woolworths Group Ltd.	263,851	6,697,439
Worley Ltd.	82,404	981,747
Security Description	Shares	Value
Yancoal Australia Ltd. (b)	85,872	$ 290,044
		338,132,486
AUSTRIA — 0.2%
ams-OSRAM AG (a)	219,189	550,544
ANDRITZ AG	14,948	931,294
AT&S Austria Technologie & Systemtechnik AG	5,053	146,801
BAWAG Group AG (d)	16,288	863,282
CA Immobilien Anlagen AG	8,392	300,819
DO & Co. AG	1,591	236,208
Erste Group Bank AG	73,223	2,970,935
EVN AG	7,098	223,071
Immofinanz AG (a)	6,422	149,330
Kontron AG	8,066	191,567
Lenzing AG (a)	3,638	142,865
Mondi PLC (e)	84,079	1,647,952
Mondi PLC (b) (e)	19,096	379,048
Oesterreichische Post AG	6,664	240,717
OMV AG	32,915	1,446,020
Palfinger AG	2,748	76,497
Porr AG	3,398	47,671
Raiffeisen Bank International AG	31,522	650,104
Schoeller-Bleckmann Oilfield Equipment AG	1,927	94,087
Semperit AG Holding	2,674	41,826
UNIQA Insurance Group AG	23,821	196,302
Verbund AG	14,708	1,365,577
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	228,361
voestalpine AG	24,320	767,267
Wienerberger AG	22,243	742,528
		14,630,673
BELGIUM — 0.6%
Ackermans & van Haaren NV	5,065	888,494
Aedifica SA REIT	11,302	794,655
Ageas SA	33,675	1,462,296
Anheuser-Busch InBev SA	187,609	12,107,095
Barco NV	14,654	267,904
Bekaert SA	8,197	421,230
bpost SA	27,427	141,306
Cofinimmo SA REIT (b)	7,941	626,323
Colruyt Group NV	12,716	573,107
Deme Group NV	1,771	217,936
D'ieteren Group	4,815	940,912
Elia Group SA	6,016	752,944
Euronav NV	32,908	580,539
Fagron	14,662	269,022
Galapagos NV (a) (b)	9,374	383,031
Groupe Bruxelles Lambert NV	20,097	1,581,095
Intervest Offices & Warehouses NV REIT	6,150	140,627
KBC Ancora	7,640	350,409
KBC Group NV	53,330	3,459,253

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Kinepolis Group NV (b)	2,953	$ 145,813
Lotus Bakeries NV	84	763,667
Melexis NV	4,257	429,103
Montea NV REIT	2,805	267,094
Ontex Group NV (a) (b)	20,660	173,562
Proximus SADP	32,097	301,730
Recticel SA (b)	8,030	94,025
Retail Estates NV REIT	1,814	129,448
Shurgard Self Storage Ltd. REIT	5,867	290,737
Sofina SA (b)	3,230	804,232
Solvay SA	16,008	490,356
Syensqo SA (a)	16,008	1,666,822
Tessenderlo Group SA (b)	5,115	159,620
UCB SA	27,355	2,384,177
Umicore SA	47,555	1,308,038
VGP NV	2,928	339,614
Warehouses De Pauw CVA REIT	38,364	1,207,796
X-Fab Silicon Foundries SE (a) (d)	38,071	428,121
Xior Student Housing NV REIT	5,821	190,976
		37,533,109
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	60,082
BRAZIL — 1.7%
3R Petroleum Oleo E Gas SA (a)	46,470	251,406
AES Brasil Energia SA (a)	41,344	104,858
Allos SA	94,822	518,265
Alpargatas SA Preference Shares (a)	41,207	85,848
Alupar Investimento SA	36,296	235,443
Ambev SA	1,030,567	2,912,896
Ambipar Participacoes e Empreendimentos SA	11,000	36,798
Arezzo Industria e Comercio SA	12,117	160,966
Armac Locacao Logistica E Servicos SA	35,900	126,008
Atacadao SA	118,200	302,946
Auren Energia SA	63,230	173,253
Azul SA Preference Shares (a)	51,900	171,055
B3 SA - Brasil Bolsa Balcao	1,254,203	3,756,722
Banco ABC Brasil SA Preference Shares	17,196	88,642
Banco Bradesco SA	354,140	1,113,978
Banco Bradesco SA Preference Shares	1,147,282	4,036,366
Banco BTG Pactual SA	248,608	1,924,849
Banco do Brasil SA	185,700	2,117,491
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	152,529
Security Description	Shares	Value
Banco Pan SA Preference Shares	88,800	$ 157,945
Banco Santander Brasil SA	76,900	511,337
BB Seguridade Participacoes SA	154,600	1,070,959
Blau Farmaceutica SA	6,700	22,634
Bradespar SA	16,100	77,391
Bradespar SA Preference Shares	47,336	250,050
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	43,989
BRF SA (a)	213,686	607,502
Camil Alimentos SA	18,200	31,660
CCR SA	234,500	684,538
Centrais Eletricas Brasileiras SA	265,919	2,322,740
Centrais Eletricas Brasileiras SA Class B, Preference Shares (g)	52,400	506,784
Cia Brasileira de Aluminio	27,700	29,082
Cia Brasileira de Aluminio (a)	2,568	2,643
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	10,600	101,448
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	75,700	1,174,553
Cia de Saneamento de Minas Gerais Copasa MG	49,600	209,117
Cia De Sanena Do Parana	38,500	231,352
Cia De Sanena Do Parana Preference Shares (g)	132,600	160,782
Cia Energetica de Minas Gerais Preference Shares (g)	311,903	737,123
Cia Energetica do Ceara Class A, Preference Shares	1,500	13,402
Cia Siderurgica Nacional SA	149,200	603,852
Cielo SA	265,839	256,667
CM Hospitalar SA (a)	37,838	108,663
Cogna Educacao SA (a)	415,363	298,422
Companhia Paranaense de Energia Class B, Preference Shares	205,500	438,278
Cosan SA	268,780	1,071,225
CPFL Energia SA	48,800	386,876
Cury Construtora e Incorporadora SA	24,600	91,106
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	334,610
Dexco SA	93,038	154,565
Diagnosticos da America SA (a)	52,700	104,367
Direcional Engenharia SA	21,529	99,233
EcoRodovias Infraestrutura e Logistica SA	81,929	158,879

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Embraer SA (a)	146,400	$ 674,797
Enauta Participacoes SA	35,800	148,061
Energisa SA	50,500	559,621
Eneva SA (a)	187,412	525,090
Engie Brasil Energia SA	43,266	403,748
Equatorial Energia SA	222,681	1,637,468
ERO Copper Corp. (a) (b)	22,300	354,304
Ez Tec Empreendimentos e Participacoes SA	31,200	120,109
Fleury SA	57,402	213,178
Fras-Le SA	14,100	49,345
Gerdau SA Preference Shares (g)	259,835	1,270,932
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	26,856	49,592
GPS Participacoes e Empreendimentos SA (d)	99,500	386,111
Grendene SA	87,800	127,789
Grupo De Moda Soma SA	109,072	167,281
Grupo Mateus SA (a)	120,500	178,111
Grupo SBF SA	28,867	69,707
Hapvida Participacoes e Investimentos SA (a) (d)	1,136,902	1,041,505
Hidrovias do Brasil SA (a)	120,200	97,494
Hospital Mater Dei SA	44,500	76,494
Hypera SA	80,800	594,656
Iguatemi SA	42,713	214,374
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	69,294
Iochpe Maxion SA	41,300	109,593
Irani Papel e Embalagem SA	27,700	62,270
IRB-Brasil Resseguros SA (a)	14,017	127,831
Itau Unibanco Holding SA Preference Shares (g)	1,046,703	7,319,767
Itausa SA Preference Shares	1,196,023	2,553,269
Jalles Machado SA	50,036	80,756
JHSF Participacoes SA	59,024	67,680
Klabin SA	159,628	730,182
Localiza Rent a Car SA	196,088	2,567,358
Locaweb Servicos de Internet SA (d)	101,765	125,907
LOG Commercial Properties e Participacoes SA	7,400	34,733
Lojas Renner SA	208,049	746,091
M Dias Branco SA	20,700	164,617
Magazine Luiza SA (a)	572,561	254,597
Mahle Metal Leve SA	7,400	53,836
Marcopolo SA Preference Shares	86,300	125,250
Marfrig Global Foods SA (a)	86,192	172,114
Metalurgica Gerdau SA Preference Shares	131,500	293,991
Mills Estruturas e Servicos de Engenharia SA	21,200	59,267
Minerva SA	66,635	102,471
Movida Participacoes SA	42,600	104,273
Security Description	Shares	Value
MRV Engenharia e Participacoes SA (a)	105,116	$ 243,012
Multiplan Empreendimentos Imobiliarios SA	56,314	329,472
Natura & Co. Holding SA (a)	181,337	630,513
Odontoprev SA	78,060	186,730
Oncoclinicas do Brasil Servicos Medicos SA (a)	49,600	132,740
Orizon Valorizacao de Residuos SA (a)	6,923	55,098
Pet Center Comercio e Participacoes SA	110,108	89,535
Petroleo Brasileiro SA	817,900	6,563,270
Petroleo Brasileiro SA Preference Shares	1,028,500	7,884,828
Petroreconcavo SA	43,700	195,398
PRIO SA	176,610	1,674,261
Raia Drogasil SA	278,276	1,684,230
Randon SA Implementos e Participacoes Preference Shares	25,700	67,721
Rede D'Or Sao Luiz SA (d)	124,753	738,615
Rumo SA	286,771	1,354,865
Santos Brasil Participacoes SA	104,381	201,344
Sao Martinho SA	33,600	202,737
Sendas Distribuidora SA	324,200	903,003
Serena Energia SA (a)	53,037	111,476
Simpar SA	66,400	131,635
Sitios Latinoamerica SAB de CV (a) (b)	394,270	161,345
SLC Agricola SA	49,764	192,803
Smartfit Escola de Ginastica e Danca SA	55,100	295,260
Suzano SA	174,809	2,001,940
Taurus Armas SA	26,600	83,235
Telefonica Brasil SA	98,385	1,082,365
TIM SA	172,900	638,195
TOTVS SA	109,601	760,140
Transmissora Alianca de Energia Eletrica SA	43,800	346,065
Tres Tentos Agroindustrial SA	17,015	42,173
Tupy SA	11,000	65,851
Ultrapar Participacoes SA	149,600	816,431
Unipar Carbocloro SA Class B, Preference Shares	8,470	133,547
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (g)	87,200	166,767
Vale SA	744,318	11,829,165
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	193,085
Vibra Energia SA	257,000	1,204,158
Vivara Participacoes SA	27,900	196,718
Vulcabras Azaleia SA	16,600	68,825

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
WEG SA	361,540	$ 2,747,126
Wheaton Precious Metals Corp.	97,856	4,851,241
Wilson Sons SA	34,300	123,287
Yara International ASA	36,690	1,304,925
YDUQS Participacoes SA	68,100	314,312
		109,208,449
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42,612	954,433
IAMGOLD Corp. (a)	103,900	263,178
		1,217,611
CANADA — 7.1%
ADENTRA, Inc.	5,200	126,076
Advantage Energy Ltd. (a)	35,100	227,061
Aecon Group, Inc. (b)	12,400	122,909
Africa Oil Corp.	73,600	138,984
Ag Growth International, Inc. (b)	4,900	187,735
Agnico Eagle Mines Ltd.	107,745	5,936,352
Air Canada (a)	47,200	669,019
Alamos Gold, Inc. Class A	88,182	1,191,721
Algoma Steel Group, Inc.	17,100	172,478
Algonquin Power & Utilities Corp. (b)	161,030	1,020,939
Alimentation Couche-Tard, Inc.	169,800	10,048,153
Allied Properties Real Estate Investment Trust	13,900	212,727
AltaGas Ltd. (b)	62,100	1,310,194
Altius Minerals Corp. (b)	8,500	118,868
Altus Group Ltd. (b)	9,500	303,602
Andlauer Healthcare Group, Inc. (b)	4,000	124,314
ARC Resources Ltd. (b)	129,785	1,936,047
Aritzia, Inc. (a) (b)	17,000	354,543
Artis Real Estate Investment Trust	14,000	70,393
Atco Ltd. Class I	16,400	480,956
Athabasca Oil Corp. (a)	126,600	400,366
ATS Corp. (a)	18,700	809,917
AutoCanada, Inc. (a)	3,300	57,311
Aya Gold & Silver, Inc. (a)	23,000	169,369
B2Gold Corp.	279,956	889,592
Badger Infrastructure Solution (b)	7,200	222,290
Ballard Power Systems, Inc. (a) (b)	46,200	172,032
Bank of Montreal	157,684	15,678,712
Bank of Nova Scotia	264,044	12,915,849
Barrick Gold Corp.	338,417	6,144,170
Barrick Gold Corp. (b)	40,752	735,881
Baytex Energy Corp.	164,400	546,088
BCE, Inc. (b)	16,579	655,943
Birchcliff Energy Ltd. (b)	54,600	239,336
BlackBerry Ltd. (a)	148,500	529,311
Security Description	Shares	Value
Boardwalk Real Estate Investment Trust	4,500	$ 243,463
Bombardier, Inc. Class B (a) (b)	18,772	757,514
Boralex, Inc. Class A (b)	24,900	636,002
Boyd Group Services, Inc.	4,800	1,013,766
Brookfield Asset Management Ltd. Class A (b)	79,308	3,200,949
Brookfield Business Corp. Class A (b)	5,000	117,056
Brookfield Corp. (b)	305,225	12,302,979
Brookfield Infrastructure Corp. Class A (b)	24,850	880,850
Brookfield Reinsurance Ltd. (a)	1,907	76,650
BSR Real Estate Investment Trust	5,000	59,533
CAE, Inc. (a)	67,900	1,472,729
Calian Group Ltd. (b)	2,800	121,653
Calibre Mining Corp. (a)	95,400	98,395
Cameco Corp. (b)	93,600	4,055,337
Canaccord Genuity Group, Inc.	20,300	117,003
Canada Goose Holdings, Inc. (a) (b)	10,500	125,337
Canadian Apartment Properties REIT	16,900	625,451
Canadian Imperial Bank of Commerce	199,663	9,660,624
Canadian National Railway Co. (b)	121,900	15,396,970
Canadian Natural Resources Ltd. (b)	238,500	15,701,642
Canadian Pacific Kansas City Ltd. (b)	203,600	16,187,945
Canadian Tire Corp. Ltd. Class A (b)	11,500	1,227,271
Canadian Utilities Ltd. Class A (b)	29,800	720,705
Canadian Western Bank (b)	26,200	613,373
Canfor Corp. (a) (b)	11,300	152,969
Capital Power Corp. (b)	27,600	792,040
Capstone Copper Corp. (a) (b)	116,000	567,420
Cardinal Energy Ltd. (b)	26,000	123,828
Cargojet, Inc. (b)	1,600	144,602
Cascades, Inc.	17,800	171,844
CCL Industries, Inc. Class B (b)	31,800	1,437,101
Celestica, Inc. (a) (b)	30,100	885,925
Cenovus Energy, Inc. (b)	307,228	5,144,543
Centerra Gold, Inc.	42,600	255,548
CES Energy Solutions Corp. (b)	48,000	125,588
CGI, Inc. (a)	45,300	4,876,638
Choice Properties Real Estate Investment Trust	34,200	361,816
Chorus Aviation, Inc. (a) (b)	11,000	21,356

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
CI Financial Corp.	13,844	$ 156,015
Cineplex, Inc. (a) (b)	12,300	78,076
Cogeco Communications, Inc. (b)	2,900	130,529
Cogeco, Inc. (b)	1,700	73,706
Colliers International Group, Inc. (b)	9,000	1,143,941
Computer Modelling Group Ltd.	17,200	132,137
Constellation Software, Inc. (b)	4,400	10,962,527
Converge Technology Solutions Corp. (b)	36,000	113,029
Coveo Solutions, Inc. (a)	5,600	40,771
Crescent Point Energy Corp. (b)	115,800	807,070
Crew Energy, Inc. (a)	23,200	79,879
Crombie Real Estate Investment Trust	10,200	106,750
Cronos Group, Inc. (a) (b)	33,600	70,584
CT Real Estate Investment Trust	10,200	113,325
Definity Financial Corp.	18,900	538,075
Denison Mines Corp. (a)	174,600	307,199
dentalcorp Holdings Ltd. (a)	16,600	87,620
Descartes Systems Group, Inc. (a)	18,200	1,536,634
Docebo, Inc. (a)	3,100	150,439
Dollarama, Inc.	61,100	4,424,722
Dream Industrial Real Estate Investment Trust	40,600	429,832
DREAM Unlimited Corp. Class A (b)	4,365	74,979
Dundee Precious Metals, Inc.	35,800	230,232
Dye & Durham Ltd. (b)	16,098	175,313
ECN Capital Corp. (b)	41,500	94,418
Element Fleet Management Corp.	85,100	1,391,442
Emera, Inc.	58,800	2,243,015
Empire Co. Ltd. Class A (b)	31,800	845,283
Enbridge, Inc.	464,400	16,799,545
Endeavour Silver Corp. (a) (b)	40,100	79,069
Enerflex Ltd. (b)	21,200	98,556
Enerplus Corp. (b)	54,100	833,286
Enghouse Systems Ltd.	8,600	228,925
EQB, Inc. (b)	6,800	449,844
Equinox Gold Corp. (a) (b)	58,718	286,777
Evertz Technologies Ltd.	3,400	35,918
Exchange Income Corp.	4,200	143,652
Extendicare, Inc. (b)	19,700	108,764
Fairfax Financial Holdings Ltd.	4,600	4,264,785
Fiera Capital Corp. (b)	16,100	74,358
Filo Corp. (a)	18,500	296,174
Finning International, Inc.	30,600	889,270
First Capital Real Estate Investment Trust	33,700	392,051
Security Description	Shares	Value
First Majestic Silver Corp. (b)	62,000	$ 382,269
First National Financial Corp.	3,500	101,873
FirstService Corp. (b)	8,700	1,416,241
Foran Mining Corp. (a) (b)	41,000	121,265
Fortis, Inc. (b)	105,114	4,345,339
Fortuna Silver Mines, Inc. (a)	66,163	255,901
Franco-Nevada Corp.	41,469	4,615,809
Freehold Royalties Ltd. (b)	24,800	257,479
GDI Integrated Facility Services, Inc. (a) (b)	3,100	85,999
George Weston Ltd. (b)	13,727	1,712,492
GFL Environmental, Inc. (b)	50,500	1,750,610
Gibson Energy, Inc. (b)	37,300	569,429
Gildan Activewear, Inc. (b)	40,400	1,342,582
goeasy Ltd.	3,900	467,491
GoGold Resources, Inc. (a)	65,900	67,469
Granite Real Estate Investment Trust	6,800	393,375
Great-West Lifeco, Inc. (b)	60,900	2,025,689
H&R Real Estate Investment Trust	23,700	177,939
Headwater Exploration, Inc. (b)	49,000	232,254
Hudbay Minerals, Inc.	74,800	413,539
Hut 8 Corp. (a) (b)	8,720	116,919
Hydro One Ltd. (b) (d)	71,200	2,143,668
i-80 Gold Corp. (a)	29,100	51,420
iA Financial Corp., Inc.	22,800	1,561,902
IGM Financial, Inc. (b)	20,700	549,603
Imperial Oil Ltd.	42,500	2,432,808
Innergex Renewable Energy, Inc. (b)	29,500	205,601
Intact Financial Corp.	38,400	5,936,769
Interfor Corp. (a) (b)	9,800	174,506
International Petroleum Corp. (a)	17,900	214,078
InterRent Real Estate Investment Trust	14,347	143,949
Ivanhoe Mines Ltd. Class A (a) (b)	134,800	1,313,651
Jamieson Wellness, Inc. (b) (d)	9,300	223,790
K92 Mining, Inc. (a)	46,600	230,067
Karora Resources, Inc. (a)	47,000	173,586
Kelt Exploration Ltd. (a) (b)	39,900	173,084
Keyera Corp. (b)	49,500	1,202,400
Killam Apartment Real Estate Investment Trust	11,000	149,826
Kinaxis, Inc. (a)	7,200	812,007
Kinross Gold Corp. (b)	269,700	1,640,372
Knight Therapeutics, Inc. (a)	26,600	104,697
Labrador Iron Ore Royalty Corp. (b)	17,300	418,527
Lassonde Industries, Inc. Class A	400	42,545
Laurentian Bank of Canada (b)	7,900	166,975

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Leon's Furniture Ltd. (b)	3,900	$ 53,712
Lightspeed Commerce, Inc. (a) (b)	34,200	721,556
Linamar Corp. (b)	9,300	451,529
Lion Electric Co. (a) (b)	19,000	34,006
Lithium Americas Argentina Corp. (a) (b)	20,000	126,649
Lithium Americas Corp. (a) (b)	20,000	128,925
Loblaw Cos. Ltd.	34,500	3,356,332
Lundin Gold, Inc. (b)	21,200	265,924
MAG Silver Corp. (a) (b)	20,500	214,390
Magna International, Inc. (b)	58,700	3,485,229
Major Drilling Group International, Inc. (a)	12,200	85,213
Manulife Financial Corp.	392,600	8,717,828
Maple Leaf Foods, Inc. (b)	15,600	298,608
Martinrea International, Inc.	17,800	193,578
MEG Energy Corp. (a)	62,600	1,123,724
Methanex Corp. (b)	15,000	713,029
Metro, Inc.	49,257	2,562,216
Minto Apartment Real Estate Investment Trust (d)	6,300	77,305
Morguard Corp.	1,200	96,448
Morguard North American Residential Real Estate Investment Trust	5,100	57,127
MTY Food Group, Inc.	4,300	184,281
Mullen Group Ltd. (b)	18,900	201,241
National Bank of Canada (b)	73,000	5,591,536
Neighbourly Pharmacy, Inc. (b)	7,000	89,132
New Gold, Inc. (a)	124,900	181,866
New Pacific Metals Corp. (a)	16,700	31,789
NexGen Energy Ltd. (a) (b)	101,900	716,376
Nexus Industrial REIT	8,000	49,082
NFI Group, Inc. (a) (b)	18,500	192,071
North American Construction Group Ltd.	4,900	102,749
North West Co., Inc. (b)	14,600	434,811
Northland Power, Inc. (b)	56,800	1,036,839
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	79,830
Novagold Resources, Inc. (a) (b)	45,200	169,680
Nutrien Ltd.	106,818	6,047,295
Nuvei Corp. (b) (d)	13,600	359,029
NuVista Energy Ltd. (a) (b)	33,700	282,154
Obsidian Energy Ltd. (a)	16,300	111,131
Onex Corp.	14,300	1,003,473
Open Text Corp.	61,800	2,610,073
Orla Mining Ltd. (a) (b)	72,000	235,887
Osisko Gold Royalties Ltd.	37,209	533,613
Osisko Mining, Inc. (a)	60,500	122,505
Pan American Silver Corp. (b)	80,504	1,320,568
Paramount Resources Ltd. Class A (b)	23,500	462,123
Security Description	Shares	Value
Parex Resources, Inc. (b)	29,800	$ 563,863
Park Lawn Corp.	6,600	98,805
Parkland Corp.	30,373	983,794
Pason Systems, Inc.	15,300	187,624
Pembina Pipeline Corp.	118,648	4,104,900
Pet Valu Holdings Ltd. (b)	7,700	168,062
Peyto Exploration & Development Corp. (b)	41,500	378,932
Pollard Banknote Ltd. (b)	1,300	31,578
Power Corp. of Canada (b)	124,353	3,573,286
PrairieSky Royalty Ltd. (b)	49,894	877,856
Precision Drilling Corp. (a)	2,600	141,890
Premium Brands Holdings Corp. (b)	11,400	812,939
Primaris Real Estate Investment Trust	13,425	140,501
Quebecor, Inc. Class B (b)	33,300	796,008
RB Global, Inc. (b)	39,400	2,649,475
Restaurant Brands International, Inc. (b)	63,046	4,950,062
Richelieu Hardware Ltd. (b)	15,300	556,722
RioCan Real Estate Investment Trust	38,600	545,072
Rogers Communications, Inc. Class B (b)	76,500	3,598,737
Rogers Sugar, Inc. (b)	17,400	70,993
Royal Bank of Canada (b)	303,790	30,872,031
Russel Metals, Inc.	17,100	583,963
Sandstorm Gold Ltd. (b)	50,700	256,076
Saputo, Inc. (b)	54,800	1,115,034
Savaria Corp. (b)	10,000	115,046
Seabridge Gold, Inc. (a) (b)	25,500	310,579
Secure Energy Services, Inc.	62,000	443,395
Shawcor Ltd. (a)	13,200	151,761
Shopify, Inc. Class A (a)	262,500	20,536,554
Sienna Senior Living, Inc. (b)	14,400	125,479
Silvercorp Metals, Inc.	34,200	89,481
SilverCrest Metals, Inc. (a) (b)	51,500	339,402
Skeena Resources Ltd. (a)	12,600	61,634
Slate Grocery REIT Class U,	5,300	48,514
Sleep Country Canada Holdings, Inc. (b) (d)	7,500	145,666
SmartCentres Real Estate Investment Trust	14,000	264,265
SNC-Lavalin Group, Inc. (b)	40,100	1,297,335
Softchoice Corp. (b)	5,700	66,571
Solaris Resources, Inc. (a)	14,800	46,355
Spartan Delta Corp.	54,500	123,169
Spin Master Corp. (b) (d)	11,700	309,314
Sprott, Inc.	4,870	165,756
SSR Mining, Inc. (b)	50,304	542,487
Stantec, Inc.	23,700	1,912,032
Stelco Holdings, Inc. (b)	6,700	255,023
Stella-Jones, Inc.	11,200	655,046
StorageVault Canada, Inc. (b)	51,900	205,852
Sun Life Financial, Inc.	126,800	6,608,294
Suncor Energy, Inc.	280,864	9,041,921

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
SunOpta, Inc. (a) (b)	14,000	$ 76,763
Superior Plus Corp. (b)	46,100	336,678
Surge Energy, Inc.	29,300	143,989
Tamarack Valley Energy Ltd. (b)	150,400	350,165
Taseko Mines Ltd. (a)	72,200	101,844
TC Energy Corp. (b)	222,210	8,722,577
Teck Resources Ltd. Class B	99,500	4,226,449
TELUS Corp. (e)	100,642	1,799,741
TELUS Corp. (a) (e)	1,579	28,228
TFI International, Inc.	17,400	2,378,413
Thomson Reuters Corp.	34,404	5,054,669
Timbercreek Financial Corp. (b)	17,500	88,522
TMX Group Ltd. (b)	60,100	1,460,796
Topaz Energy Corp. (b)	19,800	291,009
Torex Gold Resources, Inc. (a)	16,700	185,162
Toromont Industries Ltd.	17,600	1,549,644
Toronto-Dominion Bank	396,498	25,745,608
Tourmaline Oil Corp. (b)	69,700	3,149,873
TransAlta Corp.	61,900	517,320
Transcontinental, Inc. Class A (b)	13,900	144,418
Trican Well Service Ltd.	40,500	126,543
Tricon Residential, Inc. (b)	55,800	510,350
Triple Flag Precious Metals Corp. (b)	20,667	276,480
Trisura Group Ltd. (a)	8,900	229,486
Vermilion Energy, Inc. (b)	45,900	555,910
Victoria Gold Corp. (a)	10,400	54,895
Well Health Technologies Corp. (a)	42,100	122,922
Wesdome Gold Mines Ltd. (a) (b)	31,900	186,523
West Fraser Timber Co. Ltd.	12,300	1,057,431
Westshore Terminals Investment Corp. (b)	8,200	170,517
Whitecap Resources, Inc. (b)	139,700	939,738
Winpak Ltd.	6,400	198,514
WSP Global, Inc. (b)	26,900	3,789,175
		469,231,911
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	256,500
Antofagasta PLC	85,176	1,823,640
Banco de Chile	8,052,944	954,327
Banco de Credito e Inversiones SA	15,691	428,532
Banco Itau Chile SA	8,665	85,133
Banco Santander Chile	10,798,372	531,705
CAP SA	18,785	154,877
Cencosud SA	286,754	543,440
Cia Cervecerias Unidas SA	36,608	235,170
Cia Sud Americana de Vapores SA	2,602,126	161,202
Colbun SA	2,338,950	374,431
Security Description	Shares	Value
Embotelladora Andina SA Class B, Preference Shares	91,953	$ 230,597
Empresa Nacional de Telecomunicaciones SA	36,914	136,224
Empresas CMPC SA	228,233	444,295
Empresas Copec SA	71,025	521,331
Enel Americas SA (a)	3,225,974	360,172
Enel Chile SA	5,627,525	367,249
Engie Energia Chile SA (a)	71,134	74,939
Falabella SA (a)	150,405	378,904
Inversiones Aguas Metropolitanas SA	105,572	88,763
Latam Airlines Group SA (a)	9,318,342	101,903
Lundin Mining Corp. (b)	144,200	1,185,445
Parque Arauco SA	130,868	212,797
Plaza SA (a)	84,877	120,976
SMU SA	1,137,230	210,703
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	33,055	1,992,873
Vina Concha y Toro SA	73,303	87,095
		12,063,223
CHINA — 6.7%
360 Security Technology, Inc. Class A (a)	223,600	282,931
361 Degrees International Ltd.	183,000	81,322
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	30,379
3peak, Inc. Class A	1,200	24,655
3SBio, Inc. (d)	367,000	353,438
AAC Technologies Holdings, Inc. (b)	152,500	453,093
Accelink Technologies Co. Ltd. Class A	13,200	52,833
ACM Research Shanghai, Inc. Class A	3,220	47,215
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	140,342
AECC Aero-Engine Control Co. Ltd. Class A	99,703	278,641
AECC Aviation Power Co. Ltd. Class A	35,700	187,409
Agile Group Holdings Ltd. (a) (b)	174,000	18,941
Agricultural Bank of China Ltd. Class A	1,161,700	593,853
Agricultural Bank of China Ltd. Class H	6,165,000	2,376,453
Aier Eye Hospital Group Co. Ltd. Class A	114,544	254,485
AIM Vaccine Co. Ltd. (a)	49,000	49,260
AIMA Technology Group Co. Ltd. Class A	28,700	100,925

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Air China Ltd. Class A (a)	120,700	$ 124,419
Air China Ltd. Class H (a)	450,000	284,688
Airtac International Group	30,743	1,011,728
AK Medical Holdings Ltd. (d)	142,000	113,839
Akeso, Inc. (a) (d)	107,000	635,816
Alibaba Group Holding Ltd.	3,555,900	34,427,139
Alibaba Health Information Technology Ltd. (a)	1,057,500	574,217
A-Living Smart City Services Co. Ltd. (d)	135,250	62,008
Alphamab Oncology (a) (b) (d)	125,000	106,294
Aluminum Corp. of China Ltd. Class A	84,600	67,009
Aluminum Corp. of China Ltd. Class H	862,000	430,528
Amlogic Shanghai Co. Ltd. Class A	5,435	47,804
ANE Cayman, Inc. (a)	171,000	122,416
Angel Yeast Co. Ltd. Class A	28,900	142,783
Angelalign Technology, Inc. (b) (d)	8,400	60,833
Anhui Conch Cement Co. Ltd. Class A	41,600	131,800
Anhui Conch Cement Co. Ltd. Class H	286,500	661,898
Anhui Expressway Co. Ltd. Class H	114,000	112,415
Anhui Gujing Distillery Co. Ltd. Class A	6,000	196,163
Anhui Gujing Distillery Co. Ltd. Class B	20,900	317,975
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	32,100	72,805
Anhui Kouzi Distillery Co. Ltd. Class A	23,600	150,139
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	129,404
Anjoy Foods Group Co. Ltd. Class A	10,600	155,726
ANTA Sports Products Ltd.	281,000	2,725,954
Apeloa Pharmaceutical Co. Ltd. Class A	28,600	61,814
Arrail Group Ltd. (a) (b) (d)	55,000	50,573
Ascentage Pharma Group International (a) (d)	36,900	129,009
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	3,800	14,003
Asia Cement China Holdings Corp.	63,000	19,686
AsiaInfo Technologies Ltd. (d)	76,000	83,800
ASR Microelectronics Co. Ltd. Class A (a)	9,216	91,169
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	127,830
Autohome, Inc. ADR	15,400	432,124
Security Description	Shares	Value
Avary Holding Shenzhen Co. Ltd. Class A	11,300	$ 35,421
AviChina Industry & Technology Co. Ltd. Class H	509,000	218,370
Avicopter PLC Class A	35,500	192,093
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	197,500	170,024
Baidu, Inc. Class A (a)	487,150	7,243,101
Bairong, Inc. (a) (d)	139,500	241,535
Bank of Beijing Co. Ltd. Class A	342,600	217,956
Bank of Chengdu Co. Ltd. Class A	77,900	123,185
Bank of China Ltd. Class A	418,700	234,617
Bank of China Ltd. Class H	17,567,000	6,704,146
Bank of Communications Co. Ltd. Class A	557,200	449,166
Bank of Communications Co. Ltd. Class H	2,079,000	1,296,621
Bank of Hangzhou Co. Ltd. Class A	58,900	82,800
Bank of Jiangsu Co. Ltd. Class A	156,780	147,299
Bank of Nanjing Co. Ltd. Class A	176,700	183,137
Bank of Ningbo Co. Ltd. Class A	72,840	205,715
Bank of Shanghai Co. Ltd. Class A	271,500	227,629
Baoshan Iron & Steel Co. Ltd. Class A	340,800	283,817
BeiGene Ltd. (a)	147,900	2,085,379
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	95,605
Beijing Dabeinong Technology Group Co. Ltd. Class A	130,800	109,481
Beijing Easpring Material Technology Co. Ltd. Class A	7,100	38,089
Beijing Enterprises Holdings Ltd.	103,000	358,127
Beijing Enterprises Water Group Ltd.	820,000	182,723
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	30,574
Beijing Kingsoft Office Software, Inc. Class A	5,556	246,722
Beijing New Building Materials PLC Class A	10,400	34,118
Beijing Shiji Information Technology Co. Ltd. Class A	34,580	47,301
Beijing Tiantan Biological Products Corp. Ltd. Class A	70,000	304,160

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	$ 46,641
Beijing Tongrentang Co. Ltd. Class A	22,600	170,438
Beijing United Information Technology Co. Ltd. Class A	7,540	23,306
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	129,694
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	122,046
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	443,937
Beiqi Foton Motor Co. Ltd. Class A (a)	320,700	122,955
Betta Pharmaceuticals Co. Ltd. Class A	2,800	20,271
BGI Genomics Co. Ltd. Class A	16,500	111,227
Bilibili, Inc. Class Z (a) (b)	39,080	468,447
Bloomage Biotechnology Corp. Ltd. Class A	18,009	169,275
BOC Aviation Ltd. (d)	37,900	289,763
BOC Hong Kong Holdings Ltd.	795,000	2,158,403
BOE Technology Group Co. Ltd. Class A	738,800	404,646
BOE Varitronix Ltd.	80,000	72,331
Bosideng International Holdings Ltd.	850,000	382,081
Brilliance China Automotive Holdings Ltd.	568,000	316,422
Budweiser Brewing Co. APAC Ltd. (d)	393,600	736,940
BYD Co. Ltd. Class A	22,300	620,088
BYD Co. Ltd. Class H	225,500	6,191,572
BYD Electronic International Co. Ltd.	157,000	735,886
By-health Co. Ltd. Class A	75,700	181,048
C&D International Investment Group Ltd.	199,990	426,178
Caitong Securities Co. Ltd. Class A	30,160	32,868
Cambricon Technologies Corp. Ltd. Class A (a)	7,449	141,184
Canaan, Inc. ADR (a) (b)	43,600	100,716
Canggang Railway Ltd. (b)	112,000	122,635
Canmax Technologies Co. Ltd. Class A	6,240	22,215
CARsgen Therapeutics Holdings Ltd. (a) (d)	40,000	33,297
CETC Cyberspace Security Technology Co. Ltd. Class A	11,900	37,535
CGN Mining Co. Ltd. (a) (b)	1,135,000	250,008
CGN New Energy Holdings Co. Ltd. (b)	158,000	40,671
Security Description	Shares	Value
CGN Power Co. Ltd. Class H (d)	2,791,600	$ 729,311
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	6,200	126,950
Changjiang Securities Co. Ltd. Class A	35,800	27,049
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	84,699
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	102,984
Chengxin Lithium Group Co. Ltd. Class A	11,700	37,381
Chervon Holdings Ltd.	18,200	55,589
China Baoan Group Co. Ltd. Class A	34,300	56,552
China BlueChemical Ltd. Class H	204,000	51,467
China Cinda Asset Management Co. Ltd. Class H	1,770,592	176,865
China CITIC Bank Corp. Ltd. Class H	1,884,000	887,888
China Coal Energy Co. Ltd. Class H	427,000	388,254
China Communications Services Corp. Ltd. Class H	458,000	190,038
China Conch Environment Protection Holdings Ltd. (a) (b)	262,000	52,343
China Conch Venture Holdings Ltd.	351,500	291,696
China Construction Bank Corp. Class A	243,900	222,985
China Construction Bank Corp. Class H	20,948,000	12,474,557
China CSSC Holdings Ltd. Class A	54,200	224,089
China Datang Corp. Renewable Power Co. Ltd. Class H	556,000	128,167
China East Education Holdings Ltd. (d)	63,000	21,622
China Eastern Airlines Corp. Ltd. Class A (a)	269,200	146,687
China Education Group Holdings Ltd.	261,000	163,782
China Energy Engineering Corp. Ltd. Class A	587,300	173,206
China Everbright Bank Co. Ltd. Class A	708,700	288,632
China Everbright Bank Co. Ltd. Class H	1,095,300	325,425
China Everbright Environment Group Ltd.	575,518	187,207
China Everbright Ltd.	208,000	123,065
China Feihe Ltd. (d)	849,000	464,264

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
China Foods Ltd.	362,000	$ 136,297
China Galaxy Securities Co. Ltd. Class A	27,500	46,538
China Galaxy Securities Co. Ltd. Class H	808,800	427,780
China Gas Holdings Ltd.	618,000	610,200
China Greatwall Technology Group Co. Ltd. Class A	33,600	47,753
China Hongqiao Group Ltd. (b)	549,000	449,265
China International Capital Corp. Ltd. Class A	23,600	126,110
China International Capital Corp. Ltd. Class H (d)	340,000	498,991
China Jinmao Holdings Group Ltd.	843,394	81,007
China Jushi Co. Ltd. Class A	25,717	35,502
China Lesso Group Holdings Ltd.	209,000	109,203
China Life Insurance Co. Ltd. Class A	28,900	115,063
China Life Insurance Co. Ltd. Class H	1,674,000	2,169,530
China Lilang Ltd.	100,000	54,171
China Literature Ltd. (a) (d)	86,400	321,432
China Longyuan Power Group Corp. Ltd. Class H	756,000	573,156
China Medical System Holdings Ltd.	358,000	634,525
China Meheco Co. Ltd. Class A	11,700	18,354
China Meidong Auto Holdings Ltd.	194,000	118,012
China Mengniu Dairy Co. Ltd.	666,000	1,791,114
China Merchants Bank Co. Ltd. Class A	250,100	977,134
China Merchants Bank Co. Ltd. Class H	871,000	3,034,008
China Merchants Energy Shipping Co. Ltd. Class A	83,300	68,787
China Merchants Port Holdings Co. Ltd.	391,740	533,788
China Merchants Securities Co. Ltd. Class A	119,000	227,953
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	110,951
China Minsheng Banking Corp. Ltd. Class A	325,200	170,807
China Minsheng Banking Corp. Ltd. Class H	1,745,600	592,407
China Modern Dairy Holdings Ltd.	574,000	54,397
China National Building Material Co. Ltd. Class H	902,000	385,818
China National Chemical Engineering Co. Ltd. Class A	71,900	64,220
Security Description	Shares	Value
China National Nuclear Power Co. Ltd. Class A	302,600	$ 318,723
China National Software & Service Co. Ltd. Class A	26,370	134,283
China New Higher Education Group Ltd. (d)	79,000	21,549
China Nonferrous Mining Corp. Ltd.	212,000	139,278
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	102,667
China Oilfield Services Ltd. Class H	424,000	433,310
China Oriental Group Co. Ltd.	192,000	31,965
China Overseas Grand Oceans Group Ltd.	216,135	71,136
China Overseas Land & Investment Ltd.	867,000	1,527,802
China Overseas Property Holdings Ltd.	280,000	210,129
China Pacific Insurance Group Co. Ltd. Class A	66,000	220,414
China Pacific Insurance Group Co. Ltd. Class H	599,400	1,209,769
China Petroleum & Chemical Corp. Class A	378,200	296,373
China Petroleum & Chemical Corp. Class H	5,402,000	2,829,486
China Power International Development Ltd. (b)	1,100,000	404,300
China Railway Group Ltd. Class A	197,100	157,224
China Railway Group Ltd. Class H	877,000	390,848
China Railway Signal & Communication Corp. Ltd. Class A	171,778	105,664
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	54,791
China Renaissance Holdings Ltd. (a) (c) (d)	18,400	4,283
China Resources Beer Holdings Co. Ltd.	348,721	1,527,333
China Resources Building Materials Technology Holdings Ltd.	430,000	93,615
China Resources Gas Group Ltd.	233,900	766,831
China Resources Land Ltd.	711,333	2,550,707
China Resources Medical Holdings Co. Ltd.	322,000	198,762
China Resources Microelectronics Ltd. Class A	31,302	196,456
China Resources Mixc Lifestyle Services Ltd. (d)	132,000	470,792

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
China Resources Pharmaceutical Group Ltd. (d)	326,000	$ 214,173
China Resources Power Holdings Co. Ltd.	400,055	801,283
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	17,300	120,823
China Risun Group Ltd.	122,000	51,403
China Ruyi Holdings Ltd. (a) (b)	1,643,200	364,054
China Shenhua Energy Co. Ltd. Class A	83,500	367,627
China Shenhua Energy Co. Ltd. Class H	740,500	2,536,755
China South City Holdings Ltd. (b)	476,000	18,288
China Southern Airlines Co. Ltd. Class A (a)	172,600	139,620
China Southern Airlines Co. Ltd. Class H (a) (b)	552,000	233,990
China State Construction Engineering Corp. Ltd. Class A	539,600	364,502
China State Construction International Holdings Ltd.	510,750	590,644
China Taiping Insurance Holdings Co. Ltd.	318,600	274,186
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	243,337
China Tobacco International HK Co. Ltd. (b)	93,000	117,552
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	285,603
China Tourism Group Duty Free Corp. Ltd. Class H (b) (d)	26,800	263,073
China Tower Corp. Ltd. Class H (d)	9,780,000	1,027,028
China Traditional Chinese Medicine Holdings Co. Ltd.	530,000	266,746
China Travel International Investment Hong Kong Ltd.	266,000	45,647
China United Network Communications Ltd. Class A	421,500	259,272
China Vanke Co. Ltd. Class A	111,100	163,203
China Vanke Co. Ltd. Class H	500,600	462,869
China Water Affairs Group Ltd.	126,000	69,224
China XLX Fertiliser Ltd.	86,000	38,437
China Yangtze Power Co. Ltd. Class A	363,000	1,189,846
China Youran Dairy Group Ltd. (d)	204,000	38,404
China Zhenhua Group Science & Technology Co. Ltd. Class A	11,600	95,855
Security Description	Shares	Value
China Zheshang Bank Co. Ltd. Class A	206,180	$ 72,968
Chinasoft International Ltd.	636,000	487,881
Chlitina Holding Ltd.	15,000	95,551
Chongqing Brewery Co. Ltd. Class A	7,200	67,191
Chongqing Changan Automobile Co. Ltd. Class A	119,280	281,926
Chongqing Hongjiu Fruit Co. Ltd. Class H (a) (b)	71,700	48,207
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	108,180
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	265,188
Chow Tai Fook Jewellery Group Ltd.	412,200	613,400
CIMC Enric Holdings Ltd.	78,000	70,523
CITIC Ltd.	1,320,000	1,318,555
CITIC Securities Co. Ltd. Class A	150,285	429,922
CITIC Securities Co. Ltd. Class H	443,275	904,880
CITIC Telecom International Holdings Ltd.	239,000	100,393
Cloud Music, Inc. (a) (d)	12,700	145,971
ClouDr Group Ltd. (a) (b)	67,800	59,477
CMGE Technology Group Ltd. (a)	118,000	19,796
CMOC Group Ltd. Class A	183,600	134,079
CMOC Group Ltd. Class H	744,000	406,846
CNGR Advanced Material Co. Ltd. Class A	3,200	22,079
COFCO Joycome Foods Ltd. (a) (b)	478,000	115,084
Contemporary Amperex Technology Co. Ltd. Class A	57,920	1,327,981
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	62,570
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	258,000	243,510
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	161,447
COSCO SHIPPING Holdings Co. Ltd. Class H	609,900	613,138
COSCO SHIPPING Ports Ltd.	325,303	234,962
Country Garden Holdings Co. Ltd. (a) (b)	2,326,052	232,351
Country Garden Services Holdings Co. Ltd. (b)	469,000	405,421
CRRC Corp. Ltd. Class A	331,200	244,658
CRRC Corp. Ltd. Class H	923,000	406,621
CSC Financial Co. Ltd. Class A	53,200	176,770

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
CSPC Innovation Pharmaceutical Co. Ltd. Class A	9,700	$ 49,885
CSPC Pharmaceutical Group Ltd.	1,877,280	1,745,401
Dada Nexus Ltd. ADR (a)	15,600	51,792
Daqin Railway Co. Ltd. Class A	189,500	191,879
Daqo New Energy Corp. ADR (a)	12,000	319,200
DaShenLin Pharmaceutical Group Co. Ltd. Class A	7,257	25,377
DingDong Cayman Ltd. ADR (a) (b)	12,700	19,050
Do-Fluoride New Materials Co. Ltd. Class A	4,620	9,875
Dongfang Electric Corp. Ltd. Class A	54,100	111,078
Dongfeng Motor Group Co. Ltd. Class H	572,000	284,954
Dongyue Group Ltd.	444,000	321,263
East Buy Holding Ltd. (a) (b) (d)	116,000	412,983
East Money Information Co. Ltd. Class A	205,840	405,864
Eastern Communications Co. Ltd. Class B	135,500	49,864
Eastroc Beverage Group Co. Ltd. Class A	2,900	74,331
E-Commodities Holdings Ltd.	236,000	46,846
Ecovacs Robotics Co. Ltd. Class A	3,400	19,787
Empyrean Technology Co. Ltd. Class A	4,200	62,434
ENN Energy Holdings Ltd.	174,700	1,286,442
ENN Natural Gas Co. Ltd. Class A	24,700	58,345
Eoptolink Technology, Inc.Ltd. Class A	8,400	58,182
ESR Group Ltd. (d)	495,000	684,634
Eve Energy Co. Ltd. Class A	21,906	129,825
Everbright Securities Co. Ltd. Class A	35,500	76,877
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	264,099	90,127
Everest Medicines Ltd. (a) (b) (d)	30,000	80,297
Fangda Carbon New Material Co. Ltd. Class A (a)	84,400	62,109
Far East Horizon Ltd.	336,000	264,203
FAW Jiefang Group Co. Ltd. Class A (a)	253,201	302,251
FIH Mobile Ltd. (a)	297,000	23,201
FinVolution Group ADR	34,800	170,520
First Tractor Co. Ltd. Class H	108,000	68,602
Flat Glass Group Co. Ltd. Class A	16,900	63,370
Security Description	Shares	Value
Flat Glass Group Co. Ltd. Class H (b)	76,000	$ 128,280
Focus Media Information Technology Co. Ltd. Class A	101,100	89,733
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	267,061
Fosun International Ltd.	432,000	253,937
Fosun Tourism Group (a) (d)	50,600	37,520
Founder Securities Co. Ltd. Class A	100,200	113,419
Foxconn Industrial Internet Co. Ltd. Class A	192,600	408,970
Fu Shou Yuan International Group Ltd.	276,000	187,333
Fufeng Group Ltd.	357,000	197,964
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	185,359
Fuyao Glass Industry Group Co. Ltd. Class H (d)	124,000	603,441
GalaxyCore, Inc. Class A	18,062	51,924
Ganfeng Lithium Group Co. Ltd. Class A	22,280	133,919
Ganfeng Lithium Group Co. Ltd. Class H (d)	87,680	331,247
G-bits Network Technology Xiamen Co. Ltd. Class A	1,600	55,079
GCL Technology Holdings Ltd.	4,685,000	743,979
GD Power Development Co. Ltd. Class A	239,700	140,038
GDS Holdings Ltd. Class A (a)	230,800	267,790
Geely Automobile Holdings Ltd.	1,309,000	1,440,000
GEM Co. Ltd. Class A	32,900	25,227
Gemdale Corp. Class A	24,500	15,002
Gemdale Properties & Investment Corp. Ltd. (b)	808,000	28,973
Genertec Universal Medical Group Co. Ltd. (d)	93,000	53,476
Genscript Biotech Corp. (a) (b)	228,000	579,887
GF Securities Co. Ltd. Class A	104,500	209,716
GF Securities Co. Ltd. Class H	222,400	266,018
GigaDevice Semiconductor, Inc. Class A	6,928	89,891
Ginlong Technologies Co. Ltd. Class A	3,000	29,450
GoerTek, Inc. Class A	48,100	141,924
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	180,000	88,518
Goldwind Science & Technology Co. Ltd. Class A	22,900	25,728

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Gongniu Group Co. Ltd. Class A	5,600	$ 75,224
GoodWe Technologies Co. Ltd. Class A	3,383	62,039
Gotion High-tech Co. Ltd. Class A (a)	8,500	25,665
Great Wall Motor Co. Ltd. Class A	14,400	51,002
Great Wall Motor Co. Ltd. Class H (b)	572,500	743,435
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	112,947
Greenland Holdings Corp. Ltd. Class A (a)	198,900	64,246
Greentown China Holdings Ltd. (b)	261,000	265,728
Greentown Management Holdings Co. Ltd. (d)	153,000	105,219
Greentown Service Group Co. Ltd.	280,000	104,347
Guangdong Haid Group Co. Ltd. Class A	22,500	141,909
Guangdong Investment Ltd.	604,000	439,354
Guanghui Energy Co. Ltd. Class A	204,300	204,857
Guangzhou Automobile Group Co. Ltd. Class A	198,200	243,554
Guangzhou Automobile Group Co. Ltd. Class H	684,800	318,346
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	40,567
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	92,216
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	57,995
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	333,200	48,645
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	129,216
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	94,606
Guosen Securities Co. Ltd. Class A	90,800	108,900
Guotai Junan Securities Co. Ltd. Class A	92,200	192,671
H World Group Ltd. ADR	44,500	1,488,080
Haichang Ocean Park Holdings Ltd. (a) (d)	486,000	59,127
Haidilao International Holding Ltd. (d)	359,000	668,480
Haier Smart Home Co. Ltd. Class A	74,500	219,715
Haier Smart Home Co. Ltd. Class H	544,600	1,537,857
Security Description	Shares	Value
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	$ 98,047
Hainan Airport Infrastructure Co. Ltd. Class A (a)	139,100	72,279
Hainan Meilan International Airport Co. Ltd. Class H (a)	25,000	22,187
Haitian International Holdings Ltd.	158,000	390,925
Haitong Securities Co. Ltd. Class A	118,500	155,934
Haitong Securities Co. Ltd. Class H	714,000	381,297
Hangzhou First Applied Material Co. Ltd. Class A	22,108	75,353
Hangzhou Lion Electronics Co. Ltd. Class A	14,300	55,006
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	41,842
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	57,810
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	115,102
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	163,282
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	60,987
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	617,600
Harbin Electric Co. Ltd. Class H	36,000	9,543
Health & Happiness H&H International Holdings Ltd.	69,000	106,921
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	39,100	123,825
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	63,894
Heilongjiang Agriculture Co. Ltd. Class A	119,200	200,380
Helens International Holdings Co. Ltd. (b)	128,000	62,455
Hello Group, Inc. ADR	33,300	231,435
Henan Shenhuo Coal & Power Co. Ltd. Class A	24,800	58,512
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	382,986
Hengan International Group Co. Ltd.	154,000	572,923
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	35,300	67,124
Hengli Petrochemical Co. Ltd. Class A (a)	99,100	183,292
Hengtong Optic-electric Co. Ltd. Class A	52,500	88,033
Hengyi Petrochemical Co. Ltd. Class A (a)	291,090	274,713

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Hithink RoyalFlush Information Network Co. Ltd. Class A	3,600	$ 79,310
Hongfa Technology Co. Ltd. Class A	7,140	27,715
Hope Education Group Co. Ltd. (a) (d)	186,000	8,575
Hopson Development Holdings Ltd. (a)	253,204	131,652
Horizon Construction Development Ltd. (a)	12,444	7,315
Hoshine Silicon Industry Co. Ltd. Class A	3,500	25,068
Hoyuan Green Energy Co. Ltd. Class A	20,485	95,742
Hua Hong Semiconductor Ltd. (a) (b) (d)	150,000	362,679
Huadian Power International Corp. Ltd. Class A	84,700	61,141
Huadong Medicine Co. Ltd. Class A	20,060	116,800
Huafon Chemical Co. Ltd. Class A	33,800	31,851
Huaibei Mining Holdings Co. Ltd. Class A	25,800	60,255
Hualan Biological Engineering, Inc. Class A	77,160	239,804
Huaneng Power International, Inc. Class A (a)	89,900	97,215
Huaneng Power International, Inc. Class H (a)	864,000	458,082
Huangshan Tourism Development Co. Ltd. Class B (a)	20,400	14,668
Huatai Securities Co. Ltd. Class A	90,300	176,907
Huatai Securities Co. Ltd. Class H (d)	360,000	454,579
Huaxi Securities Co. Ltd. Class A	50,700	55,253
Huaxia Bank Co. Ltd. Class A	152,200	120,125
Huayu Automotive Systems Co. Ltd. Class A	62,800	143,581
Huazhong In-Vehicle Holdings Co. Ltd. (b)	162,000	48,547
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	50,319
Hubei Xingfa Chemicals Group Co. Ltd. Class A	16,000	41,008
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	123,679
Humanwell Healthcare Group Co. Ltd. Class A	11,800	41,197
Hunan Valin Steel Co. Ltd. Class A	44,000	31,823
Hundsun Technologies, Inc. Class A	19,510	78,801
Security Description	Shares	Value
HUTCHMED China Ltd. ADR (a) (b)	21,100	$ 382,121
HUYA, Inc. ADR (a)	25,100	91,866
Hwatsing Technology Co. Ltd. Class A	2,095	55,224
Hygeia Healthcare Holdings Co. Ltd. (b) (d)	73,600	332,722
Hygon Information Technology Co. Ltd. Class A	21,828	217,587
iDreamSky Technology Holdings Ltd. (a) (d)	134,400	39,759
IEIT Systems Co. Ltd. Class A	7,900	36,834
Iflytek Co. Ltd. Class A	35,600	231,880
Imeik Technology Development Co. Ltd. Class A	1,900	78,537
Industrial & Commercial Bank of China Ltd. Class A	824,900	553,749
Industrial & Commercial Bank of China Ltd. Class H	14,296,000	6,993,708
Industrial Bank Co. Ltd. Class A	260,900	593,937
Industrial Securities Co. Ltd. Class A	42,900	35,365
Ingenic Semiconductor Co. Ltd. Class A	8,200	74,450
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	292,000	59,871
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	115,289
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	340,358
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	211,600	326,076
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	12,283
InnoCare Pharma Ltd. (a) (b) (d)	56,000	49,413
Innovent Biologics, Inc. (a) (d)	254,000	1,390,591
iQIYI, Inc. ADR (a)	104,500	509,960
Isoftstone Information Technology Group Co. Ltd. Class A (a)	8,500	55,150
JA Solar Technology Co. Ltd. Class A	34,160	99,401
Jacobio Pharmaceuticals Group Co. Ltd. (a) (d)	52,200	24,200
Jason Furniture Hangzhou Co. Ltd. Class A	5,330	26,199
JCET Group Co. Ltd. Class A	57,900	242,802
JD Health International, Inc. (a) (d)	240,450	1,204,013
JD Logistics, Inc. (a) (d)	392,700	491,846
JD.com, Inc. Class A	512,654	7,385,952
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	101,520

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	224,000	$ 201,379
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	103,422
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	78,324	497,513
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	134,188
Jiangsu Pacific Quartz Co. Ltd. Class A	6,800	82,968
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	42,933
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	18,200	280,900
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,730	24,200
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	354,027
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	43,676
Jiangxi Copper Co. Ltd. Class A	32,700	82,019
Jiangxi Copper Co. Ltd. Class H	192,000	271,456
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	14,700	27,870
Jinan Acetate Chemical Co. Ltd.	13,117	341,062
Jinchuan Group International Resources Co. Ltd. (b)	832,000	69,257
Jinko Solar Co. Ltd. Class A	79,291	98,660
JinkoSolar Holding Co. Ltd. ADR (b)	9,100	336,154
Jinxin Fertility Group Ltd. (a) (d)	297,000	127,418
JiuGui Liquor Co. Ltd. Class A	7,000	71,911
Jiumaojiu International Holdings Ltd. (d)	188,000	146,865
JNBY Design Ltd.	41,500	55,804
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,300	49,402
Jointown Pharmaceutical Group Co. Ltd. Class A	72,801	71,670
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	18,470	72,888
JOYY, Inc. ADR	11,700	464,490
Juewei Food Co. Ltd. Class A	4,000	15,089
Kangji Medical Holdings Ltd.	92,000	82,356
Kanzhun Ltd. ADR	49,400	820,534
KE Holdings, Inc. ADR	142,100	2,303,441
Keda Industrial Group Co. Ltd. Class A	17,700	26,225
Kerry Logistics Network Ltd.	101,500	106,848
Security Description	Shares	Value
Keymed Biosciences, Inc. (a) (d)	36,000	$ 226,367
Kingboard Holdings Ltd.	162,000	387,544
Kingdee International Software Group Co. Ltd. (a)	624,000	909,403
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	121,716
Kingsoft Corp. Ltd.	191,200	590,112
Konka Group Co. Ltd. Class B (a)	8,900	1,037
Kuaishou Technology (a) (d)	504,100	3,418,316
Kuang-Chi Technologies Co. Ltd. Class A (a)	107,500	223,134
Kunlun Energy Co. Ltd.	1,042,000	939,442
Kunlun Tech Co. Ltd. Class A (a)	14,200	74,584
Kweichow Moutai Co. Ltd. Class A	16,500	3,999,523
LB Group Co. Ltd. Class A	11,000	26,463
Lee & Man Paper Manufacturing Ltd.	156,000	45,750
Lenovo Group Ltd.	1,568,000	2,192,796
Lens Technology Co. Ltd. Class A	26,800	49,681
Lepu Biopharma Co. Ltd. Class H (a) (b) (d)	112,000	60,385
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	22,014
LexinFintech Holdings Ltd. ADR	28,100	51,704
Li Auto, Inc. Class A (a)	248,000	4,671,905
Li Ning Co. Ltd.	525,000	1,405,190
Lifetech Scientific Corp. (a)	1,054,000	317,204
Lingyi iTech Guangdong Co. Class A	50,400	47,848
Linklogis, Inc. Class B (b) (d)	122,000	24,686
Longfor Group Holdings Ltd. (d)	402,275	643,966
LONGi Green Energy Technology Co. Ltd. Class A	86,492	278,160
Lonking Holdings Ltd.	174,000	27,186
Lufax Holding Ltd. ADR (b)	34,050	104,533
Luxshare Precision Industry Co. Ltd. Class A	87,668	424,144
Luye Pharma Group Ltd. (a) (b) (d)	416,000	198,716
Luzhou Laojiao Co. Ltd. Class A	18,500	466,150
Mango Excellent Media Co. Ltd. Class A	9,700	34,329
Maoyan Entertainment (a) (d)	41,600	47,841
Maxscend Microelectronics Co. Ltd. Class A	4,000	79,207
Meihua Holdings Group Co. Ltd. Class A	81,900	109,843

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	24,000	$ 20,257
Meitu, Inc. (b) (d)	814,000	375,281
Meituan Class B (a) (d)	1,110,110	11,643,392
Metallurgical Corp. of China Ltd. Class A	116,300	49,979
Microport Scientific Corp. (a)	163,208	175,988
Midea Real Estate Holding Ltd. (d)	42,400	29,159
Ming Yang Smart Energy Group Ltd. Class A	25,500	44,908
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	94,000	34,670
MINISO Group Holding Ltd.	81,800	420,599
MINISO Group Holding Ltd. ADR	21,700	442,680
Minth Group Ltd.	152,000	307,171
MMG Ltd. (a)	576,000	170,398
Mobvista, Inc. (a) (d)	53,000	19,684
Montage Technology Co. Ltd. Class A	9,953	82,133
Muyuan Foods Co. Ltd. Class A	66,023	381,826
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	44,159	93,024
NARI Technology Co. Ltd. Class A	92,928	291,289
National Silicon Industry Group Co. Ltd. Class A (a)	75,121	182,723
NAURA Technology Group Co. Ltd. Class A	5,200	179,436
NavInfo Co. Ltd. Class A (a)	71,100	88,868
Nayuki Holdings Ltd. (a) (b)	70,000	28,418
NetDragon Websoft Holdings Ltd.	53,500	84,821
NetEase, Inc.	417,900	7,524,667
New China Life Insurance Co. Ltd. Class A	25,600	111,919
New China Life Insurance Co. Ltd. Class H	207,600	404,643
New Hope Liuhe Co. Ltd. Class A (a)	192,400	251,828
New Horizon Health Ltd. (a) (b) (d)	46,000	136,376
New Oriental Education & Technology Group, Inc. (a)	322,800	2,283,996
Nexteer Automotive Group Ltd.	160,000	101,017
Ninestar Corp. Class A	16,800	53,392
Ningbo Deye Technology Co. Ltd. Class A	5,400	63,627
Ningbo Joyson Electronic Corp. Class A	16,900	42,626
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	63,639
Security Description	Shares	Value
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,054	$ 22,659
Ningbo Shanshan Co. Ltd. Class A	19,400	37,108
Ningbo Tuopu Group Co. Ltd. Class A	16,500	170,316
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	221,946
NIO, Inc. ADR (a)	301,100	2,730,977
Noah Holdings Ltd. ADR	6,600	91,146
Nongfu Spring Co. Ltd. Class H (b) (d)	435,000	2,515,224
North Industries Group Red Arrow Co. Ltd. Class A	5,600	11,042
Ocumension Therapeutics (a) (d)	19,000	16,254
Offcn Education Technology Co. Ltd. Class A (a)	123,200	70,592
Offshore Oil Engineering Co. Ltd. Class A	92,400	77,080
OFILM Group Co. Ltd. Class A (a)	35,200	43,057
Oppein Home Group, Inc. Class A	6,300	61,588
Orient Securities Co. Ltd. Class A	104,928	128,202
Ovctek China, Inc. Class A	4,620	14,650
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	49,000	22,571
PDD Holdings, Inc. ADR (a)	130,500	19,093,455
Peijia Medical Ltd. (a) (d)	176,000	166,566
People's Insurance Co. Group of China Ltd. Class A	77,000	52,338
People's Insurance Co. Group of China Ltd. Class H	2,128,000	654,052
Perfect World Co. Ltd. Class A	10,650	17,709
PetroChina Co. Ltd. Class A	224,400	222,490
PetroChina Co. Ltd. Class H	4,670,000	3,086,002
Pharmaron Beijing Co. Ltd. Class A	10,800	43,955
PICC Property & Casualty Co. Ltd. Class H	1,483,700	1,763,290
Ping An Bank Co. Ltd. Class A	200,400	264,269
Ping An Healthcare & Technology Co. Ltd. (a) (b) (d)	129,500	294,539
Ping An Insurance Group Co. of China Ltd. Class A	131,990	747,015
Ping An Insurance Group Co. of China Ltd. Class H	1,494,000	6,763,471
Piotech, Inc. Class A	3,081	100,081
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	189,085

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Poly Property Group Co. Ltd.	196,120	$ 39,935
Pop Mart International Group Ltd. (d)	154,800	401,445
Postal Savings Bank of China Co. Ltd. Class A	334,800	204,531
Postal Savings Bank of China Co. Ltd. Class H (d)	1,818,000	868,425
Power Construction Corp. of China Ltd. Class A	262,500	180,269
Powerlong Real Estate Holdings Ltd. (a) (b)	913,000	85,354
Prosus NV	322,180	9,603,858
Pylon Technologies Co. Ltd. Class A	4,924	73,301
Q Technology Group Co. Ltd. (a) (b)	47,000	26,725
Qi An Xin Technology Group, Inc. Class A (a)	7,777	43,786
Qifu Technology, Inc. ADR	24,100	381,262
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (d)	38,800	46,062
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	207,870
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	47,924
Raytron Technology Co. Ltd. Class A	5,962	37,025
Redco Properties Group Ltd. (a) (c) (d)	108,000	9,198
Risen Energy Co. Ltd. Class A	22,500	55,771
RLX Technology, Inc. ADR (b)	114,100	228,200
Rockchip Electronics Co. Ltd. Class A	5,500	48,971
Rongsheng Petrochemical Co. Ltd. Class A	103,050	149,786
SAIC Motor Corp. Ltd. Class A	168,400	319,980
Sailun Group Co. Ltd. Class A	11,700	19,307
Sanan Optoelectronics Co. Ltd. Class A	59,300	115,342
Sangfor Technologies, Inc. Class A (a)	5,800	58,883
Sany Heavy Equipment International Holdings Co. Ltd.	192,000	185,643
Sany Heavy Industry Co. Ltd. Class A	99,800	192,996
Satellite Chemical Co. Ltd. Class A (a)	24,680	51,124
SciClone Pharmaceuticals Holdings Ltd. (d)	32,000	57,045
SDIC Capital Co. Ltd. Class A	78,900	74,683
SDIC Power Holdings Co. Ltd. Class A	88,700	164,181
Seazen Group Ltd. (a)	491,333	79,911
Security Description	Shares	Value
Seazen Holdings Co. Ltd. Class A (a)	13,900	$ 22,273
Seres Group Co. Ltd. Class A (a)	18,000	192,624
SF Holding Co. Ltd. Class A	50,900	288,790
SG Micro Corp. Class A	6,305	78,815
Shaanxi Coal Industry Co. Ltd. Class A	99,600	292,201
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	53,662
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	33,800	80,743
Shandong Gold Mining Co. Ltd. Class A	37,600	120,764
Shandong Gold Mining Co. Ltd. Class H (d)	162,750	308,886
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	52,889
Shandong Linglong Tyre Co. Ltd. Class A	25,208	68,077
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	33,939
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	201,335
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (b)	546,000	532,117
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	66,000	48,854
Shanghai Aiko Solar Energy Co. Ltd. Class A	34,580	85,666
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	36,464	126,026
Shanghai Baosight Software Co. Ltd. Class A	43,400	297,436
Shanghai Baosight Software Co. Ltd. Class B	137,297	291,070
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	1,935	68,782
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	44,979
Shanghai Electric Group Co. Ltd. Class A (a)	55,900	32,736
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	78,739
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	81,000	176,345
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	12,409	67,320
Shanghai Haixin Group Co. Class B	42,000	13,608

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Shanghai Industrial Holdings Ltd.	53,000	$ 65,770
Shanghai International Airport Co. Ltd. Class A (a)	18,700	86,086
Shanghai International Port Group Co. Ltd. Class A	192,900	132,743
Shanghai Jinjiang International Hotels Co. Ltd. Class A	5,500	23,095
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	69,751
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	29,681	174,361
Shanghai M&G Stationery, Inc. Class A	6,100	32,168
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	56,420
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	60,148
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	208,114
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	402,280
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	85,923
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	511,642
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	189,356
Shanghai United Imaging Healthcare Co. Ltd. Class A	6,645	127,859
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	37,065
Shangri-La Asia Ltd. (a)	388,000	266,334
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	179,657
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	211,697
Shanxi Meijin Energy Co. Ltd. Class A (a)	34,400	32,175
Shanxi Taigang Stainless Steel Co. Ltd. Class A	42,100	22,053
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	546,317
Shede Spirits Co. Ltd. Class A	4,100	55,679
Shengyi Technology Co. Ltd. Class A	55,900	143,742
Shennan Circuits Co. Ltd. Class A	9,560	95,310
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	140,048
Security Description	Shares	Value
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	$ 59,784
Shenzhen Dynanonic Co. Ltd. Class A	3,840	32,912
Shenzhen Energy Group Co. Ltd. Class A	52,200	47,284
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	272,667
Shenzhen International Holdings Ltd.	269,246	226,884
Shenzhen Investment Ltd.	724,301	106,671
Shenzhen Kangtai Biological Products Co. Ltd. Class A	27,460	104,702
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	14,234
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	648,898
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	94,447
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	50,300	21,969
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	33,024
Shenzhen SC New Energy Technology Corp. Class A	4,900	50,930
Shenzhen Senior Technology Material Co. Ltd. Class A	5,900	12,777
Shenzhen Transsion Holdings Co. Ltd. Class A	9,747	189,448
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	28,600	110,494
Shenzhou International Group Holdings Ltd.	178,600	1,838,938
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	56,374
Shimao Services Holdings Ltd. (a) (b) (d)	71,000	10,820
Shoucheng Holdings Ltd.	712,000	143,156
Shougang Fushan Resources Group Ltd.	244,000	89,994
Shuangliang Eco-Energy Systems Co. Ltd. Class A	132,800	157,780
Shui On Land Ltd.	328,000	30,244
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	162,866
Sichuan Expressway Co. Ltd. Class H	20,000	6,250
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	58,022
Sichuan Swellfun Co. Ltd. Class A	10,489	86,571

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Sieyuan Electric Co. Ltd. Class A	11,100	$ 81,123
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	38,541
Silergy Corp.	71,000	1,156,710
Sinoma Science & Technology Co. Ltd. Class A	11,600	25,935
Sinomine Resource Group Co. Ltd. Class A	3,080	16,138
Sino-Ocean Group Holding Ltd. (a) (b)	296,000	16,679
Sinopec Engineering Group Co. Ltd. Class H	563,000	288,402
Sinopec Kantons Holdings Ltd.	120,000	51,636
Sinopec Shanghai Petrochemical Co. Ltd. Class A (a)	133,200	53,500
Sinopharm Group Co. Ltd. Class H	307,200	804,533
Sinotruk Hong Kong Ltd.	174,000	341,380
SITC International Holdings Co. Ltd.	281,000	485,094
Skshu Paint Co. Ltd. Class A	3,528	23,589
Smoore International Holdings Ltd. (b) (d)	343,000	285,520
SOHO China Ltd. (a)	353,000	33,905
Songcheng Performance Development Co. Ltd. Class A	32,040	44,411
Spring Airlines Co. Ltd. Class A (a)	11,800	83,190
StarPower Semiconductor Ltd. Class A	1,900	48,296
Sun King Technology Group Ltd. (a)	146,000	24,307
Sunac Services Holdings Ltd. (b) (d)	325,000	77,831
Sungrow Power Supply Co. Ltd. Class A	16,700	205,426
Sunny Optical Technology Group Co. Ltd.	157,500	1,429,059
Sunwoda Electronic Co. Ltd. Class A	18,900	39,177
SUPCON Technology Co. Ltd. Class A	22,030	140,306
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	28,340
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	37,249
Suzhou TFC Optical Communication Co. Ltd. Class A	5,700	73,261
SY Holdings Group Ltd.	92,500	57,572
TAL Education Group ADR (a)	99,800	1,260,474
TBEA Co. Ltd. Class A	146,900	284,698
TCL Electronics Holdings Ltd.	73,000	23,839
Security Description	Shares	Value
TCL Technology Group Corp. Class A	153,890	$ 92,931
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	178,736
Tencent Holdings Ltd.	1,455,500	54,726,524
Tencent Music Entertainment Group ADR (a)	165,500	1,491,155
Theme International Holdings Ltd. (a) (b)	750,000	46,103
Thunder Software Technology Co. Ltd. Class A	6,400	71,958
TI Fluid Systems PLC (d)	59,340	116,344
Tiangong International Co. Ltd.	104,000	27,969
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	21,800	96,469
Tianli International Holdings Ltd.	430,000	177,869
Tianma Microelectronics Co. Ltd. Class A (a)	57,200	85,552
Tianneng Power International Ltd. (b)	78,000	65,828
Tianqi Lithium Corp. Class A	15,200	119,092
Tianshui Huatian Technology Co. Ltd. Class A	237,400	284,056
Tingyi Cayman Islands Holding Corp.	480,000	585,205
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	11,000	17,920
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	42,780
Tongcheng Travel Holdings Ltd. (a)	306,400	566,612
Tongdao Liepin Group (a)	19,400	14,335
TongFu Microelectronics Co. Ltd. Class A	89,900	291,898
Tongkun Group Co. Ltd. Class A (a)	12,700	26,985
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	159,794
Tongwei Co. Ltd. Class A	46,800	164,509
Topchoice Medical Corp. Class A (a)	2,000	21,473
Topsports International Holdings Ltd. (d)	463,000	360,507
Towngas Smart Energy Co. Ltd.	104,722	43,586
TravelSky Technology Ltd. Class H	177,000	306,011
Trina Solar Co. Ltd. Class A	19,751	79,136
Trip.com Group Ltd. (a)	120,150	4,271,426
Triumph New Energy Co. Ltd. Class H (a)	34,000	18,505
Tsingtao Brewery Co. Ltd. Class A	9,200	96,579

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class H	140,000	$ 939,483
Tuya, Inc. ADR (a)	50,200	115,460
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	11,519	109,114
Uni-President China Holdings Ltd.	351,000	249,477
Unisplendour Corp. Ltd. Class A (a)	53,180	144,515
Up Fintech Holding Ltd. ADR (a)	21,800	96,356
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	6,773	47,521
Vipshop Holdings Ltd. ADR (a)	86,000	1,527,360
Viva Biotech Holdings (a) (d)	81,500	10,959
Vnet Group, Inc. ADR (a) (b)	24,100	69,167
VSTECS Holdings Ltd.	136,000	76,634
Walvax Biotechnology Co. Ltd. Class A	21,900	72,307
Wanhua Chemical Group Co. Ltd. Class A	41,400	446,640
Want Want China Holdings Ltd.	1,098,000	663,703
Weibo Corp. ADR	16,510	180,784
Weichai Power Co. Ltd. Class A	79,100	151,633
Weichai Power Co. Ltd. Class H	433,000	723,095
Weihai Guangwei Composites Co. Ltd. Class A	16,320	61,126
Weimob, Inc. (a) (b) (d)	359,000	132,409
Wens Foodstuffs Group Co. Ltd. Class A	85,960	242,165
West China Cement Ltd.	262,000	22,816
Western Securities Co. Ltd. Class A	30,800	27,553
Western Superconducting Technologies Co. Ltd. Class A	6,753	50,482
Wharf Holdings Ltd.	231,000	744,011
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	163,873
Wilmar International Ltd.	438,000	1,185,399
Wingtech Technology Co. Ltd. Class A (a)	15,500	92,100
Wuchan Zhongda Group Co. Ltd. Class A	175,700	109,310
Wuhan Guide Infrared Co. Ltd. Class A	60,642	62,170
Wuliangye Yibin Co. Ltd. Class A	50,600	997,063
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	42,372
WuXi AppTec Co. Ltd. Class A	28,200	288,154
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class H (b) (d)	80,403	$ 818,080
Wuxi Autowell Technology Co. Ltd. Class A	5,004	63,599
Wuxi Biologics Cayman, Inc. (a) (d)	826,500	3,133,027
XCMG Construction Machinery Co. Ltd. Class A	112,400	86,187
XD, Inc. (a)	57,400	74,979
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	140,500	44,263
Xiamen C & D, Inc. Class A	72,000	97,374
Xiamen Faratronic Co. Ltd. Class A	1,900	24,709
Xiamen Tungsten Co. Ltd. Class A	14,700	35,467
Xiaomi Corp. Class B (a) (d)	3,335,200	6,663,096
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	58,743
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	87,976
Xinyi Energy Holdings Ltd. (b)	130,000	23,807
Xinyi Glass Holdings Ltd.	355,849	399,208
Xinyi Solar Holdings Ltd.	1,067,811	623,575
XPeng, Inc. Class A (a) (b)	231,800	1,683,163
Xtep International Holdings Ltd.	289,077	163,261
Yadea Group Holdings Ltd. (d)	252,000	442,776
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	9,500	48,964
Yangzijiang Shipbuilding Holdings Ltd.	524,200	592,114
Yankuang Energy Group Co. Ltd. Class A	41,550	115,595
Yankuang Energy Group Co. Ltd. Class H	506,000	961,643
Yanlord Land Group Ltd. (a)	128,800	56,633
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	46,188
Yeahka Ltd. (a) (b)	28,000	52,783
Yealink Network Technology Corp. Ltd. Class A	11,760	48,803
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (d)	38,800	47,155
Yifeng Pharmacy Chain Co. Ltd. Class A	9,682	54,443
Yihai International Holding Ltd.	111,000	176,268
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	46,878
Yixin Group Ltd. (b) (d)	141,000	11,015
Yonghui Superstores Co. Ltd. Class A (a)	116,300	46,059

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
YongXing Special Materials Technology Co. Ltd. Class A	4,420	$ 32,409
Yonyou Network Technology Co. Ltd. Class A	51,830	129,491
Youdao, Inc. ADR (a) (b)	10,100	39,794
Youngor Fashion Co. Ltd. Class A	208,500	191,792
YTO Express Group Co. Ltd. Class A	44,600	76,979
Yuan Longping High-tech Agriculture Co. Ltd. Class A (a)	50,000	99,009
Yuexiu Property Co. Ltd.	397,540	323,793
Yuexiu Transport Infrastructure Ltd.	208,000	113,209
Yum China Holdings, Inc.	91,000	3,861,130
Yunda Holding Co. Ltd. Class A	18,850	19,748
Yunnan Aluminium Co. Ltd. Class A	41,400	71,049
Yunnan Baiyao Group Co. Ltd. Class A	12,880	88,904
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	39,252
Yunnan Energy New Material Co. Ltd. Class A	8,000	63,837
Yunnan Yuntianhua Co. Ltd. Class A	19,100	41,845
Zai Lab Ltd. ADR (a) (b)	17,795	486,337
Zangge Mining Co. Ltd. Class A	16,400	58,363
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	248,087
Zhaojin Mining Industry Co. Ltd. Class H (b)	266,500	331,395
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	140,100	101,525
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	68,362
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	104,822
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	128,517
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	59,358
Zhejiang Expressway Co. Ltd. Class H	452,640	302,009
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	65,200	134,326
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	87,359
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	127,553
Security Description	Shares	Value
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,900	$ 40,460
Zhejiang Juhua Co. Ltd. Class A	28,100	65,074
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (d)	100,000	457,191
Zhejiang NHU Co. Ltd. Class A	74,948	178,513
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	90,009
Zhejiang Supor Co. Ltd. Class A	3,800	28,289
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	52,580
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	134,200	86,883
Zheshang Securities Co. Ltd. Class A	21,700	31,785
Zhihu, Inc. (a)	19,100	35,370
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (d)	166,300	379,941
Zhongji Innolight Co. Ltd. Class A	9,500	150,640
Zhongjin Gold Corp. Ltd. Class A	58,800	82,247
Zhongsheng Group Holdings Ltd.	193,000	461,704
Zhongtai Securities Co. Ltd. Class A	72,500	69,847
Zhou Hei Ya International Holdings Co. Ltd. (b) (d)	202,000	57,688
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	10,653
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	347,842
Zhuzhou Kibing Group Co. Ltd. Class A	19,700	18,924
Zijin Mining Group Co. Ltd. Class A	239,700	419,440
Zijin Mining Group Co. Ltd. Class H	1,208,000	1,967,812
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	80,151
ZTE Corp. Class A	55,000	204,533
ZTE Corp. Class H	150,800	336,804
ZTO Express Cayman, Inc. ADR	91,300	1,942,864
		442,224,321
COLOMBIA — 0.0% (f)
Bancolombia SA	45,934	393,652
Bancolombia SA ADR	5,003	153,942
Bancolombia SA Preference Shares (g)	65,472	505,659

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Frontera Energy Corp. (a)	10,400	$ 62,861
Interconexion Electrica SA ESP	67,960	271,559
		1,387,673
CYPRUS — 0.0% (f)
Atalaya Mining PLC	22,612	104,061
CZECH REPUBLIC — 0.0% (f)
CEZ AS	34,807	1,492,756
Komercni Banka AS	13,326	431,985
Moneta Money Bank AS (d)	69,836	292,473
Philip Morris CR AS	128	89,458
		2,306,672
DENMARK — 2.0%
ALK-Abello AS (a)	28,843	432,537
Alm Brand AS	216,378	382,522
Ambu AS Class B (a)	39,949	622,765
AP Moller - Maersk AS Class A	674	1,196,518
AP Moller - Maersk AS Class B	1,030	1,852,927
Bavarian Nordic AS (a)	17,542	461,272
Better Collective AS (a) (b)	4,859	123,671
Carlsberg AS Class B	21,268	2,668,762
cBrain AS	6,793	270,780
Cementir Holding NV	5,474	57,687
Chemometec AS	4,698	270,114
Chr Hansen Holding AS	23,817	1,998,294
Coloplast AS Class B	29,141	3,333,682
D/S Norden AS	5,060	240,690
Danske Bank AS	149,218	3,988,964
Demant AS (a)	23,529	1,032,042
DFDS AS	10,740	354,905
DSV AS	40,207	7,063,267
FLSmidth & Co. AS	11,386	484,572
Genmab AS (a)	14,270	4,556,944
GN Store Nord AS (a)	29,911	761,476
H Lundbeck AS	75,388	365,973
H Lundbeck AS Class A	11,647	49,533
ISS AS	37,175	710,354
Jyske Bank AS	10,976	787,212
Matas AS	12,409	212,200
Netcompany Group AS (a) (d)	10,664	356,502
Nilfisk Holding AS (a)	3,415	59,815
NKT AS (a)	12,601	866,040
Novo Nordisk AS Class B	711,226	73,574,558
Novozymes AS Class B	45,439	2,498,746
NTG Nordic Transport Group AS Class A (a)	2,507	109,220
Orsted AS (d)	41,144	2,282,069
Pandora AS	18,409	2,545,701
Per Aarsleff Holding AS	4,610	220,309
Ringkjoebing Landbobank AS	5,806	853,045
Rockwool AS Class B	2,209	646,822
Royal Unibrew AS	11,896	795,200
Security Description	Shares	Value
Scandinavian Tobacco Group AS Class A (d)	19,269	$ 334,934
Schouw & Co. AS	3,570	292,547
Solar AS Class B	2,841	195,761
Spar Nord Bank AS	22,983	363,050
Sydbank AS	12,130	527,739
Topdanmark AS	9,578	457,586
Tryg AS	73,658	1,603,408
Vestas Wind Systems AS (a)	218,125	6,926,758
Zealand Pharma AS (a)	12,899	713,346
		130,502,819
EGYPT — 0.0% (f)
Centamin PLC	246,860	313,753
Commercial International Bank - Egypt (CIB)	494,266	703,560
Eastern Co. SAE	208,719	114,331
EFG Holding S.A.E. (a)	146,048	47,510
E-Finance for Digital & Financial Investments	67,568	23,073
ElSewedy Electric Co.	69,110	38,594
Energean PLC (b)	32,412	431,368
Talaat Moustafa Group	131,579	61,226
Telecom Egypt Co.	60,241	43,109
		1,776,524
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	11,724	614,154
FINLAND — 0.7%
Cargotec OYJ Class B	10,055	585,352
Citycon OYJ	19,217	110,386
Elisa OYJ	30,721	1,420,898
Finnair OYJ (a) (b)	99,297	4,366
Fortum OYJ	100,257	1,446,381
Huhtamaki OYJ (b)	23,082	936,524
Kemira OYJ	29,134	540,350
Kempower OYJ (a) (b)	5,722	201,128
Kesko OYJ Class B	61,764	1,222,980
Kojamo OYJ	24,325	319,760
Kone OYJ Class B	72,568	3,620,127
Konecranes OYJ	13,332	600,575
Mandatum OYJ (a)	96,465	433,700
Marimekko OYJ	8,480	124,681
Metsa Board OYJ Class B (b)	32,480	257,970
Metso OYJ	146,578	1,484,783
Musti Group OYJ	7,349	212,044
Neste OYJ	90,328	3,213,941
Nokia OYJ (e)	1,155,540	3,895,779
Nokia OYJ (e)	12,368	41,861
Nokian Renkaat OYJ (b)	27,502	250,879
Nordea Bank Abp (e)	681,663	8,436,026
Nordea Bank Abp (e)	9,878	122,495
Orion OYJ Class B	25,007	1,084,794
Outokumpu OYJ (b)	95,888	474,957
Puuilo OYJ	13,810	136,153
QT Group OYJ (a) (b)	3,760	267,900
Revenio Group OYJ	3,977	119,319

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Sampo OYJ Class A	96,465	$ 4,220,845
Stora Enso OYJ Class R	125,657	1,738,558
TietoEVRY OYJ	26,003	618,720
Tokmanni Group Corp.	9,924	160,272
UPM-Kymmene OYJ	115,282	4,337,414
Valmet OYJ (b)	33,438	964,433
Wartsila OYJ Abp	106,527	1,544,485
YIT OYJ (b)	22,823	50,045
		45,200,881
FRANCE — 5.8%
ABC arbitrage	11,541	61,258
Abivax SA (a)	3,874	42,024
Accor SA	42,911	1,640,097
Adevinta ASA (a)	74,522	824,785
Aeroports de Paris SA	7,381	955,581
Air France-KLM (a)	23,525	353,214
Air Liquide SA	113,382	22,058,579
Airbus SE	128,039	19,770,245
Alstom SA	66,462	894,222
Altarea SCA REIT	669	59,121
Alten SA	6,123	910,404
Amundi SA (d)	12,890	877,119
Antin Infrastructure Partners SA	8,410	128,018
Arkema SA	13,481	1,533,854
Atos SE (a)	36,850	286,980
Aubay	1,140	52,450
AXA SA	390,626	12,725,084
Believe SA (a)	2,588	30,018
Beneteau SACA	8,515	117,388
BioMerieux	8,783	976,036
BNP Paribas SA	226,890	15,687,186
Boiron SA	454	20,171
Bollore SE	180,061	1,124,804
Bonduelle SCA	1,324	16,000
Bouygues SA	44,223	1,666,794
Bureau Veritas SA	65,075	1,644,012
Capgemini SE	34,962	7,289,672
Carmila SA REIT	13,309	229,054
Carrefour SA	124,176	2,272,238
CGG SA (a)	253,845	167,685
Cie de Saint-Gobain SA	99,656	7,338,267
Cie des Alpes	3,159	49,273
Cie Generale des Etablissements Michelin SCA	146,531	5,254,154
Cie Plastic Omnium SE	11,639	154,284
Clariane SE	11,920	31,655
Coface SA	21,848	285,751
Covivio SA REIT	10,273	552,424
Credit Agricole SA	256,618	3,643,196
Danone SA	139,073	9,014,833
Dassault Aviation SA	4,929	975,712
Dassault Systemes SE	144,330	7,052,570
Derichebourg SA	21,744	122,019
Edenred SE	53,909	3,224,069
Security Description	Shares	Value
Eiffage SA	16,395	$ 1,757,104
Elior Group SA (a) (d)	27,606	89,411
Elis SA	52,344	1,092,254
Engie SA	397,506	6,989,674
Equasens	1,458	98,406
Eramet SA	1,844	145,644
Esker SA	1,312	231,308
EssilorLuxottica SA	63,682	12,774,894
Etablissements Maurel et Prom SA	19,383	130,396
Eurazeo SE	9,056	718,767
Euroapi SA (a)	8,007	50,682
Eutelsat Communications SACA (a)	35,649	167,364
Exclusive Networks SA (a)	2,970	63,713
Fnac Darty SA	3,252	98,789
Forvia SE (a) (e)	28,475	642,309
Forvia SE (a) (b) (e)	5,581	127,370
Gaztransport Et Technigaz SA	7,608	1,007,661
Gecina SA REIT	9,555	1,162,098
Getlink SE	88,598	1,621,213
Hermes International SCA	6,872	14,565,910
ICADE REIT	6,427	252,319
ID Logistics Group SACA (a)	626	211,602
Imerys SA	6,084	191,405
Interparfums SA	4,314	240,179
Ipsen SA	8,146	970,936
IPSOS SA	8,108	508,282
JCDecaux SE (a)	11,798	237,194
Kaufman & Broad SA	1,893	62,942
Kering SA	16,079	7,086,906
Klepierre SA REIT	45,615	1,243,591
La Francaise des Jeux SAEM (d)	26,282	953,425
Legrand SA	57,255	5,951,519
LISI SA	3,302	86,082
L'Oreal SA	52,097	25,934,438
LVMH Moet Hennessy Louis Vuitton SE	60,257	48,830,546
Manitou BF SA	1,060	27,166
Mercialys SA REIT	19,512	214,354
Mersen SA	4,122	160,279
Metropole Television SA	3,965	56,676
Neoen SA (d)	14,227	475,876
Nexans SA	6,615	579,100
Nexity SA	9,699	180,531
Orange SA	402,184	4,577,785
OVH Groupe SAS (a)	7,750	73,753
Pernod Ricard SA	44,171	7,794,762
Peugeot Invest	1,682	188,403
Pierre Et Vacances SA (a)	161,476	276,837
Publicis Groupe SA	49,436	4,587,197
Quadient SA	11,950	253,715
Remy Cointreau SA	4,648	590,458
Renault SA	41,518	1,692,569

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Rexel SA	52,574	$ 1,438,540
Rubis SCA	19,510	484,914
Safran SA	73,828	13,004,618
Sartorius Stedim Biotech	5,973	1,580,239
SCOR SE	32,930	962,512
SEB SA	5,065	632,241
Seche Environnement SACA	2,725	331,119
SES-imagotag SA (a)	1,723	258,470
Societe BIC SA	5,024	348,803
Societe Generale SA	159,480	4,232,475
Societe pour l'Informatique Industrielle	1,944	149,891
Sodexo SA	19,291	2,122,883
SOITEC (a)	6,126	1,094,915
Sopra Steria Group SACA	3,094	676,038
SPIE SA	30,216	944,601
Technip Energies NV	29,256	683,841
Teleperformance SE	12,859	1,875,730
Television Francaise 1 SA	4,354	34,317
Thales SA	22,438	3,320,103
TotalEnergies SE	496,948	33,815,546
Trigano SA	1,834	300,445
Ubisoft Entertainment SA (a)	20,638	526,856
Unibail-Rodamco-Westfield CDI (a) (e)	34,100	125,648
Unibail-Rodamco-Westfield REIT (a) (e)	23,388	1,728,916
Valeo SE	44,705	687,170
Vallourec SACA (a)	43,266	670,308
Valneva SE (a)	27,004	140,798
Veolia Environnement SA	146,791	4,631,081
Verallia SA (d)	15,260	587,634
Vicat SACA	3,900	141,522
Vinci SA	112,681	14,152,589
Virbac SACA	919	364,955
Vivendi SE	144,857	1,548,318
Voltalia SA (a)	7,058	81,241
Wavestone	2,248	145,767
Wendel SE	5,925	527,858
Worldline SA (a) (d)	50,632	876,433
		385,367,429
GABON — 0.0% (f)
BW Energy Ltd. (a)	13,524	35,955
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,021	355,777
TBC Bank Group PLC	11,396	411,132
		766,909
GERMANY — 4.9%
1&1 AG	6,659	133,435
About You Holding SE (a)	5,000	23,949
Adesso SE	472	55,998
adidas AG	34,991	7,118,302
Adtran Networks SE (a)	3,390	74,895
AIXTRON SE	27,546	1,176,373
Allianz SE	87,929	23,500,793
Security Description	Shares	Value
Amadeus Fire AG	2,182	$ 296,473
Aroundtown SA (a)	196,392	536,937
Atoss Software AG	793	183,081
Aurubis AG	6,424	526,969
Auto1 Group SE (a) (d)	17,914	128,389
BASF SE	195,896	10,555,823
Bayer AG	213,598	7,935,034
Bayerische Motoren Werke AG	68,877	7,667,845
Bayerische Motoren Werke AG Preference Shares	14,010	1,392,080
BayWa AG	2,500	86,439
Bechtle AG	17,441	874,493
Beiersdorf AG	21,772	3,263,645
Bertrandt AG	1,559	88,518
Bilfinger SE	5,632	216,629
Borussia Dortmund GmbH & Co. KGaA (a)	15,463	61,492
Brenntag SE	32,252	2,964,894
CANCOM SE	8,623	281,571
Carl Zeiss Meditec AG	8,395	916,596
Ceconomy AG (a)	43,948	120,203
Cewe Stiftung & Co. KGaA	785	87,756
Commerzbank AG	226,362	2,690,547
CompuGroup Medical SE & Co. KGaA	5,359	224,361
Continental AG	23,928	2,033,155
Covestro AG (a) (d)	41,570	2,419,082
CropEnergies AG	4,161	52,859
CTS Eventim AG & Co. KGaA	13,152	909,475
CureVac NV (a)	19,663	83,625
Daimler Truck Holding AG	115,538	4,341,941
Datagroup SE	430	27,265
Dermapharm Holding SE	3,546	165,850
Deutsche Bank AG	422,304	5,767,783
Deutsche Boerse AG	41,038	8,454,536
Deutsche EuroShop AG	500	12,455
Deutsche Lufthansa AG (a)	129,229	1,148,875
Deutsche Pfandbriefbank AG (d)	26,908	184,140
Deutsche Post AG	217,406	10,772,268
Deutsche Telekom AG	708,093	17,012,742
Deutz AG	19,492	103,353
Draegerwerk AG & Co. KGaA Preference Shares	2,641	151,120
Duerr AG	9,614	227,058
E.ON SE	488,618	6,557,986
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,965	135,269
Einhell Germany AG Preference Shares (g)	387	70,537
Elmos Semiconductor SE	2,710	221,527
ElringKlinger AG	2,938	17,915
Encavis AG (a)	26,086	449,240
Energiekontor AG	1,621	148,086
Evonik Industries AG	49,619	1,014,015
Evotec SE (a)	36,261	852,386

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Fielmann Group AG	5,027	$ 270,102
flatexDEGIRO AG (a)	25,766	317,925
Formycon AG (a)	1,736	108,157
Fraport AG Frankfurt Airport Services Worldwide (a)	7,846	474,610
Freenet AG	25,681	718,858
Fresenius Medical Care AG	44,362	1,860,210
Fresenius SE & Co. KGaA	95,645	2,965,715
FUCHS SE Preference Shares	17,927	798,063
GEA Group AG	35,361	1,472,229
Gerresheimer AG	7,460	777,509
GFT Technologies SE	2,760	95,124
Grand City Properties SA (a)	19,669	221,185
Grenke AG	5,049	139,713
Hamborner REIT AG	13,775	103,625
Hamburger Hafen und Logistik AG	4,874	90,237
Hannover Rueck SE	13,606	3,250,961
Heidelberg Materials AG	30,982	2,770,112
Heidelberger Druckmaschinen AG (a)	43,797	59,943
HelloFresh SE (a)	32,633	515,848
Henkel AG & Co. KGaA	22,130	1,588,495
Henkel AG & Co. KGaA Preference Shares	36,898	2,969,728
Hensoldt AG	18,541	499,744
Hornbach Holding AG & Co. KGaA	1,539	112,204
Hugo Boss AG	11,705	872,253
Hypoport SE (a)	860	167,960
Infineon Technologies AG	286,099	11,946,285
Ionos SE (a)	4,158	80,196
Jenoptik AG	11,318	355,569
JOST Werke SE (d)	3,047	148,771
Jungheinrich AG Preference Shares	10,101	370,671
K&S AG	49,623	784,418
KION Group AG	16,487	704,272
Kloeckner & Co. SE	12,637	95,901
Knaus Tabbert AG	831	43,144
Knorr-Bremse AG	15,201	987,357
Krones AG	3,013	372,105
Lanxess AG	21,798	683,126
LEG Immobilien SE (a)	17,533	1,536,256
MBB SE	230	23,959
Medios AG (a)	4,820	84,445
Mercedes-Benz Group AG	175,755	12,143,944
Merck KGaA	27,915	4,443,512
METRO AG (a)	29,607	206,371
Montana Aerospace AG (a) (d)	12,479	261,842
MorphoSys AG (a)	6,507	244,391
MTU Aero Engines AG	12,272	2,646,861
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,894	12,386,706
Security Description	Shares	Value
Mutares SE & Co. KGaA	2,857	$ 111,722
Nagarro SE (a) (b)	1,607	155,239
Nemetschek SE	12,172	1,055,226
Nordex SE (a)	32,951	378,553
Norma Group SE	5,838	103,377
Northern Data AG (a)	2,383	69,232
Patrizia SE	12,942	117,230
Pfeiffer Vacuum Technology AG	515	87,724
PNE AG	8,549	130,700
Porsche Automobil Holding SE Preference Shares	33,166	1,697,018
ProSiebenSat.1 Media SE	32,636	199,508
Puma SE	22,804	1,272,621
PVA TePla AG (a)	4,352	98,072
Rational AG	1,105	853,837
Rheinmetall AG	9,843	3,120,571
RWE AG	136,563	6,212,182
SAF-Holland SE	8,936	150,041
Salzgitter AG	5,203	160,930
SAP SE	227,237	35,011,905
Sartorius AG Preference Shares (b)	5,681	2,091,002
Schaeffler AG Preference Shares	26,533	163,988
Scout24 SE (d)	17,114	1,212,944
Secunet Security Networks AG	245	39,513
SGL Carbon SE (a)	9,210	66,232
Siemens AG	165,482	31,061,327
Siemens Energy AG (a)	122,650	1,625,824
Siemens Healthineers AG (d)	60,909	3,539,093
Siltronic AG	3,551	346,955
Sirius Real Estate Ltd. REIT	287,286	345,357
Sixt SE	2,955	330,341
Sixt SE Preference Shares	3,317	245,863
SMA Solar Technology AG (a)	3,081	206,077
Softwareone Holding AG	23,977	467,205
Stabilus SE	5,052	344,329
Steico SE	1,042	38,733
STO SE & Co. KGaA Preference Shares (g)	608	93,893
STRATEC SE	1,583	79,651
Stroeer SE & Co. KGaA	7,291	432,903
Suedzucker AG	16,363	256,490
SUESS MicroTec SE	3,583	109,636
Symrise AG	29,952	3,296,737
Synlab AG	14,399	181,645
Synlab AG (a)	17,055	186,514
TAG Immobilien AG (a)	46,868	683,141
Takkt AG	5,349	79,768
Talanx AG	13,944	995,820
TeamViewer SE (a) (d)	27,991	434,739
thyssenkrupp AG	104,362	727,669
Thyssenkrupp Nucera AG & Co. KGaa (a)	5,380	109,649
TUI AG (a)	98,640	770,824

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
United Internet AG	31,049	$ 790,232
Varta AG (a)	2,625	60,169
Verbio Vereinigte Bioenergie AG	4,111	135,692
Vitesco Technologies Group AG Class A (a)	4,004	415,631
Volkswagen AG	6,374	834,011
Volkswagen AG Preference Shares	44,538	5,500,438
Vonovia SE	158,360	4,992,571
Vossloh AG	1,786	82,763
Wacker Chemie AG	4,947	624,616
Wacker Neuson SE	5,915	119,311
Wuestenrot & Wuerttembergische AG	3,780	55,702
Zalando SE (a) (d)	47,830	1,133,320
		326,582,681
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	180,053	89,334
GREECE — 0.1%
Aegean Airlines SA (a)	8,153	102,131
Alpha Services & Holdings SA (a)	652,497	1,109,282
Athens Water Supply & Sewage Co. SA	4,435	29,836
Autohellas Tourist & Trading SA	3,851	54,366
Eurobank Ergasias Services & Holdings SA Class A (a)	574,115	1,021,056
FF Group (a) (c)	122	—
GEK Terna Holding Real Estate Construction SA	9,885	143,700
Hellenic Telecommunications Organization SA	41,430	590,377
Helleniq Energy Holdings SA	14,090	113,310
Holding Co. ADMIE IPTO SA	31,100	76,267
Jumbo SA	24,980	693,165
LAMDA Development SA (a)	12,062	90,072
Motor Oil Hellas Corinth Refineries SA	15,114	396,689
Mytilineos SA	21,132	856,705
National Bank of Greece SA (a)	167,935	1,166,854
OPAP SA	41,301	701,228
Piraeus Financial Holdings SA (a)	197,793	699,175
Public Power Corp. SA (a)	47,658	587,523
Sarantis SA	9,794	90,663
Terna Energy SA	8,992	157,935
		8,680,334
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (a)	34,696	620,564
Security Description	Shares	Value
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	$ 130,115
HONG KONG — 1.3%
AIA Group Ltd.	2,510,200	21,875,907
Alibaba Pictures Group Ltd. (a)	1,680,000	103,271
ASMPT Ltd.	62,500	596,302
Bank of East Asia Ltd.	227,525	280,890
Cadeler AS (a)	77,402	357,602
Cafe de Coral Holdings Ltd.	166,000	191,541
Canvest Environmental Protection Group Co. Ltd. (b)	88,000	42,036
Champion REIT	488,000	153,114
China Common Rich Renewable Energy Investments Ltd. (a) (c)	68,000	—
China High Speed Transmission Equipment Group Co. Ltd. (a) (b)	107,000	22,336
China Huishan Dairy Holdings Co. Ltd. (a) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Chow Sang Sang Holdings International Ltd.	60,000	69,001
Citychamp Watch & Jewellery Group Ltd. (a)	286,000	42,121
CK Asset Holdings Ltd.	451,181	2,264,991
CK Infrastructure Holdings Ltd.	216,500	1,197,764
CK Life Sciences International Holdings, Inc.	310,000	24,614
CLP Holdings Ltd.	354,500	2,925,963
C-Mer Eye Care Holdings Ltd. (a)	40,000	17,622
Comba Telecom Systems Holdings Ltd.	280,000	29,404
Concord New Energy Group Ltd.	2,790,000	228,672
Cowell e Holdings, Inc. (a)	46,000	135,787
Dah Sing Banking Group Ltd.	110,000	70,999
Dah Sing Financial Holdings Ltd.	23,200	47,538
Digital China Holdings Ltd.	68,000	20,204
EC Healthcare	54,000	12,033
Far East Consortium International Ltd.	122,269	21,765
Fenbi Ltd. (a) (b)	86,000	50,552
Fortune Real Estate Investment Trust	345,000	219,144
Futu Holdings Ltd. ADR (a)	11,600	633,708
Giordano International Ltd.	398,000	134,560
Grand Pharmaceutical Group Ltd.	130,000	68,092
Guotai Junan International Holdings Ltd.	757,000	58,167

See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Gushengtang Holdings Ltd. (b)	28,800	$ 185,889
Haitong International Securities Group Ltd. (a)	541,970	104,805
Hang Lung Group Ltd.	253,000	344,740
Hang Lung Properties Ltd.	381,000	530,864
Hang Seng Bank Ltd.	166,700	1,943,771
Henderson Land Development Co. Ltd.	350,466	1,079,420
HKBN Ltd.	114,000	50,952
HKT Trust & HKT Ltd. Stapled Security	766,000	914,270
Hong Kong & China Gas Co. Ltd.	2,489,101	1,906,221
Hong Kong Exchanges & Clearing Ltd.	263,861	9,056,067
Hongkong Land Holdings Ltd.	254,700	886,356
Huabao International Holdings Ltd. (b)	211,000	67,284
Hutchison Port Holdings Trust Stapled Security	883,800	130,802
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	47,412
Hysan Development Co. Ltd.	107,000	212,395
Jardine Matheson Holdings Ltd.	35,400	1,458,834
Johnson Electric Holdings Ltd.	53,468	84,907
Kerry Properties Ltd.	131,500	240,483
Kingboard Laminates Holdings Ltd.	158,500	136,404
Kingkey Financial International Holdings Ltd. (a)	630,000	40,340
Link REIT	570,507	3,203,762
LK Technology Holdings Ltd.	107,500	69,386
Luk Fook Holdings International Ltd.	83,000	222,685
Man Wah Holdings Ltd.	322,000	220,617
Melco International Development Ltd. (a) (b)	139,000	97,371
Melco Resorts & Entertainment Ltd. ADR (a)	44,130	391,433
MTR Corp. Ltd.	346,192	1,343,350
New World Development Co. Ltd.	356,581	553,465
Nine Dragons Paper Holdings Ltd. (a)	242,000	119,318
Nissin Foods Co. Ltd.	76,000	60,831
NWS Holdings Ltd.	284,968	268,598
Orient Overseas International Ltd. (b)	24,500	341,997
Pacific Basin Shipping Ltd.	989,000	325,506
PAX Global Technology Ltd.	81,000	62,758
PCCW Ltd.	917,471	488,782
Perfect Medical Health Management Ltd.	80,000	33,809
Power Assets Holdings Ltd.	313,000	1,813,813
Security Description	Shares	Value
Prudential PLC	601,383	$ 6,801,655
Realord Group Holdings Ltd. (a) (b)	46,000	32,283
Sa Sa International Holdings Ltd. (a)	124,000	16,039
Shun Tak Holdings Ltd. (a)	122,000	15,780
Sino Biopharmaceutical Ltd.	2,258,000	1,003,421
Sino Land Co. Ltd.	829,974	902,406
Skyworth Group Ltd.	136,807	52,210
SmarTone Telecommunications Holdings Ltd.	38,500	20,018
SSY Group Ltd.	204,000	129,059
Stella International Holdings Ltd.	94,000	110,871
Sun Hung Kai Properties Ltd.	327,000	3,536,527
SUNeVision Holdings Ltd.	101,000	39,968
Super Hi International Holding Ltd. (a)	31,000	41,288
Swire Pacific Ltd. Class A	93,500	791,485
Swire Properties Ltd.	263,200	532,565
Techtronic Industries Co. Ltd.	301,500	3,592,802
Texhong International Group Ltd. (a)	30,500	17,108
United Energy Group Ltd. (b)	1,826,000	198,769
United Laboratories International Holdings Ltd.	166,000	149,024
Value Partners Group Ltd.	187,000	51,249
Vinda International Holdings Ltd.	127,000	370,011
Vitasoy International Holdings Ltd. (b)	190,000	189,305
Viva Goods Company Ltd. (a)	528,000	60,856
VTech Holdings Ltd.	59,300	358,068
WH Group Ltd. (d)	1,925,702	1,242,937
Wharf Real Estate Investment Co. Ltd.	370,000	1,250,937
Yue Yuen Industrial Holdings Ltd.	148,000	163,759
Yuexiu Real Estate Investment Trust	571,646	92,242
		82,698,039
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	129,190
MOL Hungarian Oil & Gas PLC	97,089	792,974
OTP Bank Nyrt	54,239	2,476,770
Richter Gedeon Nyrt	29,956	757,546
		4,156,480
INDIA — 4.9%
360 ONE WAM Ltd.	24,904	212,442
3M India Ltd.	571	256,010
Aarti Drugs Ltd.	786	4,621
Aarti Industries Ltd.	40,656	317,377
Aarti Pharmalabs Ltd. (a)	7,697	46,660

See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Aavas Financiers Ltd. (a)	7,143	$ 131,527
ABB India Ltd.	10,766	604,821
Action Construction Equipment Ltd.	7,575	75,478
Adani Enterprises Ltd.	50,947	1,744,248
Adani Green Energy Ltd. (a)	67,985	1,304,737
Adani Ports & Special Economic Zone Ltd.	114,733	1,412,348
Adani Power Ltd. (a)	163,548	1,032,128
Aditya Birla Fashion & Retail Ltd. (a)	76,383	205,337
Advanced Enzyme Technologies Ltd.	14,465	65,247
Aegis Logistics Ltd.	34,324	145,152
Aether Industries Ltd. (a)	6,195	66,057
Affle India Ltd. (a)	11,294	177,267
AGI Greenpac Ltd.	4,288	42,569
AIA Engineering Ltd.	9,606	425,907
Ajanta Pharma Ltd.	10,636	266,323
Akzo Nobel India Ltd.	1,862	58,345
Alembic Pharmaceuticals Ltd.	7,522	68,645
Alkyl Amines Chemicals	4,612	140,540
Allcargo Logistics Ltd.	10,620	41,056
Alok Industries Ltd. (a)	359,427	92,218
Amara Raja Energy & Mobility Ltd.	23,540	230,835
Amber Enterprises India Ltd. (a)	3,821	143,971
Ambuja Cements Ltd.	126,298	790,598
Anand Rathi Wealth Ltd.	3,535	110,183
Angel One Ltd.	7,108	297,923
Anupam Rasayan India Ltd.	4,390	55,502
Apar Industries Ltd.	4,746	345,249
APL Apollo Tubes Ltd.	32,613	602,300
Apollo Hospitals Enterprise Ltd.	21,443	1,469,865
Apollo Tyres Ltd.	53,024	289,322
Aptus Value Housing Finance India Ltd.	27,028	103,855
Archean Chemical Industries Ltd.	11,740	91,661
Asahi India Glass Ltd.	8,757	60,679
Ashok Leyland Ltd.	337,408	736,133
Asian Paints Ltd.	84,392	3,450,576
Aster DM Healthcare Ltd. (a) (d)	30,193	148,690
Astra Microwave Products Ltd.	7,564	54,821
Astral Ltd.	24,525	562,199
AstraZeneca Pharma India Ltd.	1,288	85,542
Atul Ltd.	3,871	332,839
AU Small Finance Bank Ltd. (d)	47,393	448,450
Aurobindo Pharma Ltd.	60,612	789,574
Avanti Feeds Ltd.	15,964	80,584
Security Description	Shares	Value
Avenue Supermarts Ltd. (a) (d)	35,206	$ 1,727,284
Axis Bank Ltd.	495,439	6,562,887
Bajaj Auto Ltd.	19,480	1,591,209
Bajaj Electricals Ltd.	14,427	171,344
Bajaj Finance Ltd.	59,680	5,255,383
Bajaj Finserv Ltd.	82,609	1,673,549
Bajaj Holdings & Investment Ltd.	4,968	458,186
Bajel Projects Ltd. (a)	14,427	23,024
Balaji Amines Ltd.	1,401	44,927
Balkrishna Industries Ltd.	14,618	451,212
Balrampur Chini Mills Ltd.	48,159	237,543
Bandhan Bank Ltd. (d)	178,088	516,627
Bank of Baroda	273,926	760,743
Barbeque Nation Hospitality Ltd. (a)	6,886	55,323
BASF India Ltd.	5,048	186,014
Bata India Ltd.	15,134	300,338
Bayer CropScience Ltd.	2,859	190,747
BEML Land Assets Ltd. (a)	2,700	6,768
BEML Ltd.	2,700	91,798
Berger Paints India Ltd.	61,788	448,966
Bharat Dynamics Ltd.	11,567	238,023
Bharat Electronics Ltd.	750,338	1,660,931
Bharat Forge Ltd.	57,290	852,564
Bharat Petroleum Corp. Ltd.	178,594	967,189
Bharti Airtel Ltd.	488,182	6,055,507
Bikaji Foods International Ltd.	20,835	136,732
Biocon Ltd.	155,067	465,217
Birla Corp. Ltd.	3,296	57,074
Birlasoft Ltd.	30,216	261,823
BLS International Services Ltd.	24,283	93,206
Blue Dart Express Ltd.	2,241	198,276
Blue Star Ltd.	27,610	314,211
Bombay Burmah Trading Co.	6,225	117,769
Borosil Renewables Ltd. (a)	17,601	93,046
Brigade Enterprises Ltd.	24,466	263,657
Brightcom Group Ltd. (a)	189,673	44,105
Britannia Industries Ltd.	23,045	1,478,416
Brookfield India Real Estate Trust REIT (d)	15,270	43,202
BSE Ltd.	14,073	375,646
Campus Activewear Ltd. (a)	34,776	116,994
Can Fin Homes Ltd.	16,939	158,299
Caplin Point Laboratories Ltd.	3,390	55,247
Carborundum Universal Ltd.	20,553	274,999
Castrol India Ltd.	124,256	268,405
CCL Products India Ltd.	16,929	130,964
CE Info Systems Ltd.	4,160	97,244
Ceat Ltd.	4,931	143,817
Central Depository Services India Ltd.	9,305	204,005
Century Plyboards India Ltd.	8,003	74,242
Century Textiles & Industries Ltd.	10,983	161,359

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Cera Sanitaryware Ltd.	1,162	$ 109,580
CESC Ltd.	147,320	234,575
CG Power & Industrial Solutions Ltd.	136,853	747,304
Chalet Hotels Ltd. (a)	20,715	173,372
Chambal Fertilisers & Chemicals Ltd.	42,504	190,726
Chemplast Sanmar Ltd. (a)	18,532	111,341
Chennai Petroleum Corp. Ltd.	14,824	123,988
Cholamandalam Financial Holdings Ltd.	22,915	286,404
Cholamandalam Investment & Finance Co. Ltd.	88,342	1,337,438
CIE Automotive India Ltd.	16,385	92,682
Cipla Ltd.	121,329	1,817,156
City Union Bank Ltd.	109,083	195,321
Clean Science & Technology Ltd.	5,682	105,776
CMS Info Systems Ltd.	16,368	75,257
Coal India Ltd.	323,886	1,463,474
Cochin Shipyard Ltd. (d)	12,050	196,063
Coforge Ltd.	12,306	927,885
Colgate-Palmolive India Ltd.	40,980	1,245,793
Computer Age Management Services Ltd.	9,859	314,133
Concord Biotech Ltd. (a)	3,314	58,615
Container Corp. of India Ltd.	73,454	758,826
Coromandel International Ltd.	24,937	375,087
Craftsman Automation Ltd.	1,513	98,297
CreditAccess Grameen Ltd. (a)	11,804	226,473
CRISIL Ltd.	3,874	201,897
Crompton Greaves Consumer Electricals Ltd.	135,623	506,709
Cummins India Ltd.	29,705	701,076
Cyient Ltd.	29,605	815,835
Dabur India Ltd.	155,395	1,040,526
Data Patterns India Ltd.	3,976	88,929
DCB Bank Ltd.	61,502	98,187
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	122,892
Deepak Nitrite Ltd.	11,783	351,336
Delhivery Ltd. (a)	78,105	365,353
Devyani International Ltd.	73,359	170,805
Digidrive Distributors Ltd. (a)	1,944	3,148
Divi's Laboratories Ltd.	28,271	1,326,309
Dixon Technologies India Ltd.	7,085	559,107
DLF Ltd.	138,405	1,208,182
Dr Lal PathLabs Ltd. (d)	7,802	241,681
Dr Reddy's Laboratories Ltd.	22,143	1,542,809
eClerx Services Ltd.	5,337	166,215
Edelweiss Financial Services Ltd.	131,214	122,756
Eicher Motors Ltd.	32,462	1,616,395
EID Parry India Ltd.	22,968	153,711
EIH Ltd.	39,305	117,848
Elecon Engineering Co. Ltd.	8,326	92,747
Security Description	Shares	Value
Elgi Equipments Ltd.	42,308	$ 276,863
Emami Ltd.	51,808	350,985
Embassy Office Parks REIT	105,788	412,721
Endurance Technologies Ltd. (d)	7,581	176,120
Engineers India Ltd.	51,740	106,603
Epigral Ltd.	4,488	52,696
EPL Ltd.	55,375	134,355
Equitas Small Finance Bank Ltd. (d)	93,926	119,081
Eris Lifesciences Ltd. (a) (d)	13,798	150,891
Exide Industries Ltd.	109,934	419,913
FDC Ltd. (a)	14,730	70,177
Federal Bank Ltd.	416,011	780,642
Fine Organic Industries Ltd.	2,063	123,419
Finolex Cables Ltd.	8,417	108,144
Finolex Industries Ltd.	49,960	126,681
Firstsource Solutions Ltd.	34,036	75,607
Five-Star Business Finance Ltd. (a)	21,524	190,089
Fortis Healthcare Ltd.	91,675	461,825
G R Infraprojects Ltd. (a)	4,337	59,634
Gabriel India Ltd.	10,163	48,010
GAIL India Ltd.	444,114	865,132
GAIL India Ltd. GDR	2,133	24,529
Galaxy Surfactants Ltd.	4,286	142,968
Garware Technical Fibres Ltd.	2,569	103,916
Gateway Distriparks Ltd.	43,785	54,617
GHCL Ltd.	17,282	120,663
Gland Pharma Ltd. (a) (d)	9,193	212,608
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	317,842
Glenmark Pharmaceuticals Ltd.	29,912	306,961
Global Health Ltd. (a)	18,187	209,630
GMM Pfaudler Ltd.	9,623	186,403
GMR Airports Infrastructure Ltd. (a)	532,807	515,751
Go Fashion India Ltd. (a)	5,755	86,567
Godawari Power & Ispat Ltd.	10,088	91,753
Godfrey Phillips India Ltd.	2,050	51,952
Godrej Consumer Products Ltd.	92,887	1,262,697
Godrej Industries Ltd. (a)	10,074	90,124
Godrej Properties Ltd. (a)	26,526	641,794
Gokaldas Exports Ltd.	4,382	43,492
Granules India Ltd.	35,288	171,937
Graphite India Ltd.	7,019	46,409
Grasim Industries Ltd.	58,247	1,494,293
Great Eastern Shipping Co. Ltd.	21,188	248,714
Greenpanel Industries Ltd.	9,124	46,950
Grindwell Norton Ltd.	8,986	251,512
Gujarat Alkalies & Chemicals Ltd.	5,525	51,573
Gujarat Ambuja Exports Ltd.	16,498	72,772
Gujarat Fluorochemicals Ltd.	6,008	267,084

See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Gujarat Gas Ltd.	56,712	$ 314,522
Gujarat Mineral Development Corp. Ltd.	16,654	81,455
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	156,387
Gujarat Pipavav Port Ltd.	38,312	70,465
Gujarat State Fertilizers & Chemicals Ltd.	54,769	158,883
Gujarat State Petronet Ltd.	68,783	252,934
Happiest Minds Technologies Ltd.	7,184	77,358
Havells India Ltd.	55,782	917,000
HBL Power Systems Ltd.	36,431	191,056
HCL Technologies Ltd.	207,106	3,648,893
HDFC Asset Management Co. Ltd. (d)	17,530	675,173
HDFC Bank Ltd.	613,970	12,611,236
HDFC Life Insurance Co. Ltd. (d)	215,121	1,671,824
HeidelbergCement India Ltd.	37,912	106,018
Hero MotoCorp Ltd.	28,665	1,425,969
HFCL Ltd.	142,338	143,939
Himadri Speciality Chemical Ltd.	53,420	198,687
Hindalco Industries Ltd.	269,381	1,990,403
Hindustan Aeronautics Ltd.	42,754	1,440,654
Hindustan Construction Co. Ltd. (a)	149,691	51,448
Hindustan Copper Ltd.	78,195	257,146
Hindustan Petroleum Corp. Ltd. (a)	128,053	613,845
Hindustan Unilever Ltd.	180,520	5,779,048
Hitachi Energy India Ltd.	2,802	177,263
Home First Finance Co. India Ltd. (d)	7,472	83,516
ICICI Bank Ltd.	1,000,687	11,984,614
ICICI Bank Ltd. ADR	61,022	1,454,764
ICICI Lombard General Insurance Co. Ltd. (d)	55,904	954,040
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	541,549
ICICI Securities Ltd. (d)	17,119	147,709
IDFC First Bank Ltd. (a)	848,930	906,940
IDFC Ltd.	302,285	460,073
IIFL Finance Ltd.	39,096	281,027
India Cements Ltd. (a)	20,093	62,515
Indiabulls Housing Finance Ltd.	83,213	216,748
Indiabulls Real Estate Ltd. (a)	79,569	83,333
IndiaMart InterMesh Ltd. (d)	6,304	206,202
Indian Energy Exchange Ltd. (d)	81,444	164,427
Indian Hotels Co. Ltd.	181,516	956,183
Indian Oil Corp. Ltd.	667,401	1,041,439
Indian Railway Catering & Tourism Corp. Ltd.	63,341	675,551
Indigo Paints Ltd.	3,191	57,156
Security Description	Shares	Value
Indoco Remedies Ltd.	10,460	$ 49,677
Indraprastha Gas Ltd.	69,621	350,014
IndusInd Bank Ltd.	61,811	1,187,697
Info Edge India Ltd.	14,351	886,468
Infosys Ltd.	637,482	11,819,813
Infosys Ltd. ADR (b)	70,069	1,287,868
Inox Wind Ltd. (a)	24,862	149,312
Intellect Design Arena Ltd.	15,544	156,274
InterGlobe Aviation Ltd. (a) (d)	29,477	1,051,043
ION Exchange India Ltd.	14,879	100,524
Ipca Laboratories Ltd.	33,404	446,845
IRB Infrastructure Developers Ltd.	177,240	88,499
IRCON International Ltd. (d)	25,907	53,362
ITC Ltd.	638,141	3,543,705
Jai Corp. Ltd.	13,587	63,425
Jaiprakash Power Ventures Ltd. (a)	309,664	51,912
Jammu & Kashmir Bank Ltd.	35,073	51,842
Jamna Auto Industries Ltd.	45,141	60,594
JB Chemicals & Pharmaceuticals Ltd.	14,130	275,872
Jindal Saw Ltd.	22,560	111,710
Jindal Steel & Power Ltd.	83,402	749,792
Jio Financial Services Ltd. (a)	677,868	1,897,635
JK Cement Ltd.	6,371	290,035
JK Lakshmi Cement Ltd.	11,934	128,986
JK Paper Ltd.	22,191	108,483
JK Tyre & Industries Ltd.	18,272	87,458
JM Financial Ltd.	51,311	60,613
JSW Steel Ltd.	132,344	1,399,959
Jubilant Foodworks Ltd.	91,436	620,882
Jubilant Ingrevia Ltd.	9,180	56,108
Jubilant Pharmova Ltd.	16,358	107,224
Jupiter Wagons Ltd.	21,175	81,162
Just Dial Ltd. (a)	11,761	113,379
Jyothy Labs Ltd.	61,772	355,501
Kajaria Ceramics Ltd.	23,178	362,570
Kalpataru Projects International Ltd.	20,665	176,120
Kalyan Jewellers India Ltd.	72,353	307,884
Kansai Nerolac Paints Ltd.	41,371	165,680
Karnataka Bank Ltd.	32,458	91,293
Karur Vysya Bank Ltd.	105,611	214,360
Kaveri Seed Co. Ltd.	10,556	77,711
Kaynes Technology India Ltd. (a)	5,402	169,469
KEC International Ltd.	26,603	188,364
KEI Industries Ltd.	14,064	549,191
Kirloskar Oil Engines Ltd.	17,620	138,788
Kirloskar Pneumatic Co. Ltd.	6,775	49,045
KNR Constructions Ltd.	18,235	56,197
Kotak Mahindra Bank Ltd.	240,164	5,506,986
KPIT Technologies Ltd.	36,183	658,252
KPR Mill Ltd.	16,718	165,706
KRBL Ltd.	19,504	87,918

See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Krishna Institute of Medical Sciences Ltd. (a) (d)	8,931	$ 212,420
KSB Ltd.	4,081	170,018
L&T Finance Holdings Ltd.	129,907	257,664
Lakshmi Machine Works Ltd.	1,452	239,728
Larsen & Toubro Ltd.	143,127	6,064,692
Larsen & Toubro Ltd. GDR	4,121	175,555
Latent View Analytics Ltd. (a)	15,177	82,995
Laurus Labs Ltd. (d)	85,418	441,596
Laxmi Organic Industries Ltd.	11,013	38,420
Lemon Tree Hotels Ltd. (a) (d)	83,296	119,968
LIC Housing Finance Ltd.	53,162	342,493
LT Foods Ltd.	25,939	63,341
LTIMindtree Ltd. (d)	25,366	1,918,886
Lupin Ltd.	43,420	690,300
Macrotech Developers Ltd. (d)	50,644	622,934
Mahanagar Gas Ltd.	7,097	102,386
Mahindra & Mahindra Financial Services Ltd.	99,854	332,032
Mahindra & Mahindra Ltd.	196,794	4,089,896
Mahindra & Mahindra Ltd. GDR	6,375	134,512
Mahindra Holidays & Resorts India Ltd. (a)	10,616	48,351
Mahindra Lifespace Developers Ltd.	12,533	81,850
Mahindra Logistics Ltd. (d)	18,959	88,366
Manappuram Finance Ltd.	96,454	199,367
Marico Ltd.	140,640	927,023
Marksans Pharma Ltd.	38,479	74,494
Maruti Suzuki India Ltd.	32,020	3,964,264
Mastek Ltd.	1,831	61,997
Max Financial Services Ltd. (a)	53,021	608,048
Max Healthcare Institute Ltd.	169,040	1,394,045
Medplus Health Services Ltd. (a)	17,531	158,164
Metropolis Healthcare Ltd. (d)	2,766	55,781
Mindspace Business Parks REIT (d)	37,000	143,747
Motherson Sumi Wiring India Ltd.	307,234	227,988
Motilal Oswal Financial Services Ltd.	11,474	171,096
Mphasis Ltd.	14,477	476,644
MRF Ltd.	408	635,332
Mrs Bectors Food Specialities Ltd.	6,235	83,769
MTAR Technologies Ltd. (a)	3,432	91,077
Multi Commodity Exchange of India Ltd.	5,986	230,182
Muthoot Finance Ltd.	22,318	395,945
Narayana Hrudayalaya Ltd.	15,069	217,659
Natco Pharma Ltd.	23,303	227,209
National Aluminium Co. Ltd.	208,978	331,371
Security Description	Shares	Value
Nava Ltd.	15,382	$ 81,010
Navin Fluorine International Ltd.	7,281	337,146
Nazara Technologies Ltd. (a)	7,862	80,936
NBCC India Ltd.	75,439	73,931
NCC Ltd.	72,749	145,780
Neogen Chemicals Ltd.	3,049	54,230
NESCO Ltd.	5,149	54,619
Nestle India Ltd.	7,277	2,324,434
Network18 Media & Investments Ltd. (a)	51,852	54,429
Neuland Laboratories Ltd.	2,452	155,918
Newgen Software Technologies Ltd.	5,910	110,954
Nexus Select Trust REIT	131,965	215,676
NIIT Learning Systems Ltd.	10,587	55,757
Nippon Life India Asset Management Ltd. (d)	14,668	78,942
NLC India Ltd.	31,430	95,729
NMDC Steel Ltd. (a)	233,438	144,191
NOCIL Ltd.	25,046	82,334
NTPC Ltd.	945,570	3,535,643
Nuvama Wealth Management Ltd. (a)	1,464	63,159
Nuvoco Vistas Corp. Ltd. (a)	27,030	124,246
Oil & Natural Gas Corp. Ltd.	666,811	1,643,113
Olectra Greentech Ltd.	8,306	134,431
One 97 Communications Ltd. (a)	43,566	332,686
Orient Electric Ltd.	27,998	76,359
Page Industries Ltd.	1,452	672,010
Paradeep Phosphates Ltd. (d)	95,134	77,569
PB Fintech Ltd. (a)	51,185	488,791
PCBL Ltd.	36,013	108,865
PDS Ltd.	7,418	49,136
Persistent Systems Ltd.	10,079	895,017
Petronet LNG Ltd.	222,695	595,852
Phoenix Mills Ltd.	20,201	544,912
PI Industries Ltd.	17,687	747,301
Pidilite Industries Ltd.	32,312	1,054,277
Piramal Enterprises Ltd.	19,534	218,641
Piramal Pharma Ltd. (a)	119,525	199,439
PNB Housing Finance Ltd. (a) (d)	24,718	231,916
PNC Infratech Ltd.	33,089	139,750
Poly Medicure Ltd.	5,840	104,562
Polycab India Ltd.	8,646	569,882
Polyplex Corp. Ltd.	4,159	52,546
Poonawalla Fincorp Ltd.	45,161	236,378
Power Finance Corp. Ltd.	307,068	1,411,837
Power Grid Corp. of India Ltd.	1,015,915	2,895,856
Praj Industries Ltd.	25,237	168,623
Prestige Estates Projects Ltd.	24,187	342,660
Prince Pipes & Fittings Ltd. (a)	6,821	60,883
Procter & Gamble Health Ltd.	760	45,188
PVR Inox Ltd. (a)	18,230	363,455

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Quess Corp. Ltd. (a) (d)	16,116	$ 101,280
Radico Khaitan Ltd.	16,248	323,784
Rail Vikas Nigam Ltd.	63,462	138,457
Railtel Corp. of India Ltd.	24,807	100,762
Rain Industries Ltd.	24,232	44,932
Rainbow Children's Medicare Ltd.	10,076	144,461
Rajesh Exports Ltd.	22,883	100,798
Rallis India Ltd.	37,687	113,156
Ramco Cements Ltd.	18,699	229,283
Ramkrishna Forgings Ltd.	19,766	172,378
Rashtriya Chemicals & Fertilizers Ltd.	31,905	61,154
Rategain Travel Technologies Ltd. (a)	8,592	75,147
Ratnamani Metals & Tubes Ltd.	5,688	229,892
RattanIndia Enterprises Ltd. (a)	74,954	68,681
Raymond Ltd.	9,369	194,009
RBL Bank Ltd. (d)	140,013	469,942
REC Ltd.	266,211	1,320,758
Redington Ltd.	131,552	279,502
Relaxo Footwears Ltd.	21,337	231,668
Reliance Industries Ltd. (e)	630,954	19,599,940
Reliance Industries Ltd. GDR (d) (e)	13,202	825,125
Reliance Infrastructure Ltd. (a)	43,180	108,866
Reliance Power Ltd. (a)	342,941	96,024
Religare Enterprises Ltd. (a)	19,084	48,906
Restaurant Brands Asia Ltd. (a)	91,563	123,017
Rhi Magnesita India Ltd.	12,401	120,003
RITES Ltd.	8,881	53,619
Rossari Biotech Ltd.	5,092	48,901
Route Mobile Ltd.	2,470	47,449
Safari Industries India Ltd.	6,074	142,434
Samvardhana Motherson International Ltd.	480,002	588,078
Sanofi India Ltd.	1,905	184,689
Sansera Engineering Ltd. (d)	5,139	62,927
Sapphire Foods India Ltd. (a)	5,264	89,897
Saregama India Ltd.	20,856	92,909
SBI Cards & Payment Services Ltd.	63,641	580,972
SBI Life Insurance Co. Ltd. (d)	100,984	1,738,531
Sharda Cropchem Ltd.	9,728	52,934
Sheela Foam Ltd. (a)	4,012	59,804
Shoppers Stop Ltd. (a)	5,875	48,786
Shree Cement Ltd.	2,013	693,144
Shree Renuka Sugars Ltd. (a)	278,535	157,822
Shriram Finance Ltd.	59,897	1,477,959
Siemens Ltd.	18,762	907,439
SIS Ltd. (a)	23,573	128,695
SJVN Ltd.	167,486	183,057
Security Description	Shares	Value
SKF India Ltd.	5,041	$ 278,669
Sobha Ltd.	12,486	147,902
Sona Blw Precision Forgings Ltd. (d)	81,230	629,136
Sonata Software Ltd.	34,016	303,620
South Indian Bank Ltd.	257,403	82,590
SRF Ltd.	32,038	954,532
Star Health & Allied Insurance Co. Ltd. (a)	39,916	256,509
State Bank of India	385,799	2,976,699
State Bank of India GDR	1,020	78,744
Sterling & Wilson Renewable (a)	22,078	114,710
Sterlite Technologies Ltd.	54,517	93,555
Strides Pharma Science Ltd.	26,243	204,753
Sumitomo Chemical India Ltd.	23,333	113,295
Sun Pharma Advanced Research Co. Ltd. (a)	24,610	84,819
Sun Pharmaceutical Industries Ltd.	209,292	3,167,659
Sun TV Network Ltd.	29,907	255,964
Sundram Fasteners Ltd.	23,040	345,792
Sunteck Realty Ltd.	14,806	79,276
Suprajit Engineering Ltd.	9,970	48,710
Supreme Industries Ltd.	14,164	773,266
Supreme Petrochem Ltd.	18,536	124,652
Suven Pharmaceuticals Ltd. (a)	18,967	164,749
Suzlon Energy Ltd. (a)	1,870,643	858,735
Symphony Ltd.	3,877	40,814
Syngene International Ltd. (d)	36,318	306,142
Syrma SGS Technology Ltd.	11,041	89,030
Tamilnad Mercantile Bank Ltd.	32,342	196,060
Tanla Platforms Ltd.	13,455	176,996
Tata Chemicals Ltd.	31,013	411,488
Tata Coffee Ltd.	17,606	67,873
Tata Communications Ltd.	21,407	455,415
Tata Consultancy Services Ltd.	201,812	9,199,845
Tata Consumer Products Ltd.	128,038	1,672,220
Tata Elxsi Ltd.	8,660	910,966
Tata Investment Corp. Ltd.	2,223	114,392
Tata Motors Ltd.	415,233	3,891,917
Tata Motors Ltd. Class A	86,653	540,763
Tata Power Co. Ltd.	315,311	1,258,573
Tata Steel Ltd.	1,549,408	2,599,298
Tata Steel Ltd. GDR	1,300	21,320
Tata Teleservices Maharashtra Ltd. (a)	113,291	124,776
TCI Express Ltd.	4,120	68,048
TeamLease Services Ltd. (a)	3,329	127,939
Tech Mahindra Ltd.	122,216	1,869,141
Tejas Networks Ltd. (a) (d)	6,983	72,982
Tilaknagar Industries Ltd.	21,753	62,987
Timken India Ltd.	6,375	249,132
Titagarh Rail System Ltd.	18,197	228,190

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Titan Co. Ltd.	78,358	$ 3,460,977
Torrent Pharmaceuticals Ltd.	24,208	670,716
Torrent Power Ltd.	30,570	343,066
Trent Ltd.	37,756	1,386,101
Trident Ltd.	256,336	111,820
Triveni Engineering & Industries Ltd.	15,109	62,587
Triveni Turbine Ltd. (a)	28,401	144,763
TTK Prestige Ltd.	4,980	44,364
Tube Investments of India Ltd.	22,658	964,344
TV18 Broadcast Ltd. (a)	322,994	196,016
TVS Holdings Ltd.	542	50,285
TVS Motor Co. Ltd.	56,088	1,365,436
Ujjivan Small Finance Bank Ltd. (d)	112,982	77,255
UltraTech Cement Ltd.	25,211	3,182,075
United Spirits Ltd.	74,892	1,005,970
UNO Minda Ltd.	35,498	293,343
UPL Ltd.	99,079	699,213
Usha Martin Ltd.	27,827	99,134
UTI Asset Management Co. Ltd.	5,427	56,518
Vaibhav Global Ltd.	16,144	76,991
Vardhman Textiles Ltd.	26,270	121,905
Varun Beverages Ltd.	99,302	1,476,038
Vedanta Ltd.	226,149	702,658
V-Guard Industries Ltd.	20,544	72,176
Vijaya Diagnostic Centre Pvt Ltd.	6,859	55,695
Vinati Organics Ltd.	4,690	98,262
VIP Industries Ltd.	18,899	135,735
V-Mart Retail Ltd. (a)	2,562	61,721
Voltamp Transformers Ltd.	1,394	109,233
Voltas Ltd.	54,022	635,140
VRL Logistics Ltd.	5,741	53,154
Welspun Corp. Ltd.	29,482	194,205
Welspun Living Ltd.	35,592	61,784
Westlife Foodworld Ltd.	16,453	161,507
Whirlpool of India Ltd.	14,536	238,765
Wipro Ltd.	260,692	1,476,488
Wipro Ltd. ADR (b)	19,054	106,131
Wockhardt Ltd. (a)	21,369	108,972
Yes Bank Ltd. (a)	3,234,637	833,792
Zee Entertainment Enterprises Ltd. (a)	193,655	639,282
Zensar Technologies Ltd.	13,013	95,494
ZF Commercial Vehicle Control Systems India Ltd.	1,191	229,099
Zomato Ltd. (a)	1,100,154	1,635,415
Zydus Wellnes Ltd.	7,851	158,607
		324,211,619
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk. PT	1,445,300	67,586
Security Description	Shares	Value
Adaro Energy Indonesia Tbk. PT	2,769,700	$ 428,128
AKR Corporindo Tbk. PT	3,026,000	289,884
Amman Mineral Internasional PT (a)	1,399,700	595,443
Aneka Tambang Tbk. PT	2,322,500	257,184
Astra Agro Lestari Tbk. PT	154,200	70,355
Astra International Tbk. PT	4,266,100	1,565,465
Bank Aladin Syariah Tbk. PT (a)	1,000,000	80,535
Bank BTPN Syariah Tbk. PT	170,800	18,747
Bank Central Asia Tbk. PT	12,620,200	7,704,740
Bank Jago Tbk. PT (a)	937,500	176,577
Bank Mandiri Persero Tbk. PT	7,864,800	3,090,345
Bank Negara Indonesia Persero Tbk. PT	3,021,300	1,054,718
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	555,000	41,453
Bank Pembangunan Daerah Jawa Timur Tbk. PT	959,000	38,928
Bank Rakyat Indonesia Persero Tbk. PT	15,529,117	5,774,124
Bank Tabungan Negara Persero Tbk. PT	1,613,762	131,013
Barito Pacific Tbk. PT	4,773,222	412,313
Berkah Beton Sadaya Tbk. PT (a)	3,287,000	10,674
BFI Finance Indonesia Tbk. PT	2,268,000	177,498
Bukit Asam Tbk. PT	469,600	74,419
Bumi Resources Minerals Tbk. PT (a)	2,386,000	26,344
Bumi Serpong Damai Tbk. PT (a)	1,332,000	93,431
Charoen Pokphand Indonesia Tbk. PT	1,758,500	573,908
Ciputra Development Tbk. PT	929,100	70,601
Erajaya Swasembada Tbk. PT	1,523,700	42,157
First Pacific Co. Ltd.	386,000	153,737
First Resources Ltd.	108,800	117,947
Golden Agri-Resources Ltd.	1,396,500	275,256
GoTo Gojek Tokopedia Tbk. PT (a)	170,202,400	950,666
Indah Kiat Pulp & Paper Tbk. PT	501,700	271,264
Indo Tambangraya Megah Tbk. PT	115,300	192,079
Indocement Tunggal Prakarsa Tbk. PT	240,300	146,705
Indofood CBP Sukses Makmur Tbk. PT	604,300	415,047
Indofood Sukses Makmur Tbk. PT	1,210,900	507,261
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	70,906

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Japfa Comfeed Indonesia Tbk. PT	2,105,200	$ 161,339
Jasa Marga Persero Tbk. PT	371,675	117,559
Kalbe Farma Tbk. PT	4,475,800	468,016
Lippo Karawaci Tbk. PT (a)	12,717,700	80,121
Medco Energi Internasional Tbk. PT	3,023,500	226,807
Media Nusantara Citra Tbk. PT	1,186,900	29,755
Medikaloka Hermina Tbk. PT	1,020,600	98,766
Merdeka Copper Gold Tbk. PT (a)	2,373,952	416,293
Metro Healthcare Indonesia Tbk. PT (a)	5,468,200	56,824
Mitra Adiperkasa Tbk. PT	2,793,900	324,809
Nickel Industries Ltd.	357,995	169,773
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	63,153
Pacific Strategic Financial Tbk. PT (a)	2,687,400	199,849
Pakuwon Jati Tbk. PT	1,357,000	40,013
Perusahaan Gas Negara Tbk. PT	2,224,000	163,221
Petrindo Jaya Kreasi Tbk. PT (a)	346,000	301,685
Sarana Menara Nusantara Tbk. PT	5,005,800	321,864
Semen Indonesia Persero Tbk. PT	625,265	259,901
Smartfren Telecom Tbk. PT (a)	6,214,000	20,179
Sumber Alfaria Trijaya Tbk. PT	3,411,900	649,274
Summarecon Agung Tbk. PT	988,789	36,926
Surya Citra Media Tbk. PT	2,556,000	28,221
Surya Esa Perkasa Tbk. PT	487,400	16,777
Telkom Indonesia Persero Tbk. PT	10,975,000	2,815,565
Transcoal Pacific Tbk. PT	285,500	136,751
Unilever Indonesia Tbk. PT	2,067,100	473,915
United Tractors Tbk. PT	384,200	564,560
Waskita Karya Persero Tbk. PT (a)	3,149,800	30,993
XL Axiata Tbk. PT	848,800	110,255
		34,350,602
IRAQ — 0.0% (f)
Gulf Keystone Petroleum Ltd. (b)	34,974	57,559
IRELAND — 0.3%
AerCap Holdings NV (a)	41,423	3,078,557
AIB Group PLC	339,376	1,454,580
Bank of Ireland Group PLC	229,427	2,082,742
C&C Group PLC	84,628	164,631
Cairn Homes PLC	135,857	198,398
COSMO Pharmaceuticals NV (b)	2,102	127,121
Security Description	Shares	Value
Dalata Hotel Group PLC	57,861	$ 295,293
Glanbia PLC	42,940	707,236
Glenveagh Properties PLC (a) (d)	87,042	117,304
Greencore Group PLC (a)	207,029	254,551
Irish Residential Properties REIT PLC (b)	89,200	109,176
Kerry Group PLC Class A	34,404	2,989,425
Keywords Studios PLC	14,867	314,990
Kingspan Group PLC	33,525	2,903,418
Origin Enterprises PLC	14,761	56,092
Smurfit Kappa Group PLC	56,755	2,249,476
Uniphar PLC (b)	37,380	111,488
		17,214,478
ISRAEL — 0.6%
Africa Israel Residences Ltd.	2,183	112,881
Airport City Ltd. (a)	13,375	229,918
Alony Hetz Properties & Investments Ltd.	31,251	256,975
Amot Investments Ltd.	73,272	396,384
Arad Investment & Industrial Development Ltd. (a)	1,074	134,336
Ashtrom Group Ltd.	18,095	282,463
Azorim-Investment Development & Construction Co. Ltd. (a)	27,782	113,415
Azrieli Group Ltd.	8,990	584,703
Bank Hapoalim BM	275,666	2,488,795
Bank Leumi Le-Israel BM	329,662	2,665,017
Bezeq The Israeli Telecommunication Corp. Ltd.	419,919	574,446
Big Shopping Centers Ltd. (a)	3,970	409,800
Blue Square Real Estate Ltd.	992	66,144
Camtek Ltd. (a)	5,820	411,177
Cellcom Israel Ltd. (a)	30,780	126,508
Check Point Software Technologies Ltd. (a)	20,410	3,118,444
Clal Insurance Enterprises Holdings Ltd. (a)	14,033	224,745
Danel Adir Yeoshua Ltd.	1,347	111,848
Danya Cebus Ltd.	1,393	38,491
Delek Automotive Systems Ltd.	9,266	59,854
Delek Group Ltd.	2,681	348,443
Delta Galil Ltd.	2,065	92,615
Elbit Systems Ltd.	5,385	1,148,513
Elco Ltd.	2,531	80,199
Electra Consumer Products 1970 Ltd.	2,139	42,781
Electra Ltd.	418	178,395
Electra Real Estate Ltd.	7,672	87,205
Energix-Renewable Energies Ltd.	56,033	206,803
Enlight Renewable Energy Ltd. (a)	22,949	447,065
Equital Ltd. (a)	3,782	116,583

See accompanying notes to financial statements.
127

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Fattal Holdings 1998 Ltd. (a)	1,483	$ 164,325
FIBI Holdings Ltd.	4,162	182,042
First International Bank Of Israel Ltd.	11,168	458,394
Formula Systems 1985 Ltd.	1,777	114,539
Fox Wizel Ltd.	1,835	125,157
G City Ltd. (a)	12,106	40,041
Global-e Online Ltd. (a)	18,500	733,155
Harel Insurance Investments & Financial Services Ltd.	26,038	205,215
Hilan Ltd.	2,662	140,681
ICL Group Ltd.	178,472	907,502
Isracard Ltd.	49,413	176,196
Israel Canada T.R Ltd.	83,548	250,581
Israel Corp. Ltd. (a)	754	192,620
Israel Discount Bank Ltd. Class A	268,556	1,349,902
Isras Investment Co. Ltd.	573	119,361
Ituran Location & Control Ltd.	6,200	168,888
Kornit Digital Ltd. (a)	10,500	201,180
Kvutzat Acro Ltd.	16,671	180,881
M Yochananof & Sons Ltd.	756	33,319
Magic Software Enterprises Ltd.	4,827	46,649
Matrix IT Ltd.	6,184	117,123
Maytronics Ltd.	9,751	111,107
Mega Or Holdings Ltd. REIT	5,861	137,520
Melisron Ltd.	4,921	382,649
Menora Mivtachim Holdings Ltd.	4,497	116,143
Migdal Insurance & Financial Holdings Ltd.	75,361	86,099
Mivne Real Estate KD Ltd.	129,858	387,673
Mizrahi Tefahot Bank Ltd.	31,231	1,214,235
Nano Dimension Ltd. ADR (a) (b)	63,800	153,120
Nano-X Imaging Ltd. (a) (b)	11,300	71,981
Naphtha Israel Petroleum Corp. Ltd.	12,597	64,683
Nayax Ltd. (a)	1,322	25,220
NeoGames SA (a)	2,800	80,164
Nice Ltd. (a)	13,635	2,760,776
Nova Ltd. (a)	5,813	810,388
Oddity Tech Ltd. Class A (a)	3,200	148,896
Oil Refineries Ltd.	524,773	178,087
One Software Technologies Ltd.	18,972	243,466
OPC Energy Ltd. (a)	20,175	131,665
OY Nofar Energy Ltd. (a)	2,491	66,929
Partner Communications Co. Ltd. (a)	24,825	123,198
Paz Oil Co. Ltd.	1,806	152,017
Perion Network Ltd. (a)	9,416	297,837
Phoenix Holdings Ltd.	40,232	409,482
Plus500 Ltd.	17,814	377,655
Prashkovsky Investments & Construction Ltd.	1,044	24,212
Security Description	Shares	Value
Radware Ltd. (a)	9,900	$ 165,132
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	82,942
Reit 1 Ltd.	33,086	153,995
Retailors Ltd.	3,964	78,809
Sapiens International Corp. NV	5,908	174,899
Sella Capital Real Estate Ltd. REIT	33,394	78,447
Shapir Engineering & Industry Ltd.	29,728	191,615
Shikun & Binui Ltd. (a)	65,885	186,993
Shufersal Ltd. (a)	79,708	381,839
SimilarWeb Ltd. (a)	5,700	30,381
Strauss Group Ltd. (a)	10,127	191,268
Summit Real Estate Holdings Ltd. REIT	17,675	266,875
Tadiran Group Ltd.	1,085	80,812
Tel Aviv Stock Exchange Ltd.	19,698	105,358
Teva Pharmaceutical Industries Ltd. (a)	25,290	269,693
Teva Pharmaceutical Industries Ltd. ADR (a)	217,253	2,268,121
Tower Semiconductor Ltd. (a)	23,754	730,253
WalkMe Ltd. (a)	4,400	46,948
Wix.com Ltd. (a)	11,300	1,390,126
YH Dimri Construction & Development Ltd.	2,050	147,353
ZIM Integrated Shipping Services Ltd. (b)	20,100	198,387
		36,838,145
ITALY — 1.5%
A2A SpA	329,629	676,908
ACEA SpA	6,680	102,052
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA	26,243	908,526
Anima Holding SpA (d)	38,797	171,686
Ariston Holding NV	18,227	126,142
Arnoldo Mondadori Editore SpA	41,346	97,968
Ascopiave SpA	16,517	41,052
Assicurazioni Generali SpA	217,761	4,595,702
Azimut Holding SpA	21,251	554,947
Banca Generali SpA (b)	12,619	468,927
Banca IFIS SpA	5,425	94,086
Banca Mediolanum SpA	47,836	450,954
Banca Monte dei Paschi di Siena SpA (a)	176,853	595,069
Banca Popolare di Sondrio SpA	95,663	619,251
Banco BPM SpA	293,314	1,549,089
BFF Bank SpA (d)	36,539	416,544
BPER Banca (b)	219,007	732,068
Brembo SpA	31,950	391,759
Brunello Cucinelli SpA	7,165	701,253

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Buzzi SpA	20,803	$ 632,870
Carel Industries SpA (d)	8,908	244,038
CIR SpA-Compagnie Industriali (a)	81,273	38,650
Coca-Cola HBC AG	46,573	1,368,507
Credito Emiliano SpA	12,829	113,939
Cromwell European Real Estate Investment Trust	89,560	140,484
d'Amico International Shipping SA	9,382	58,556
Danieli & C Officine Meccaniche SpA (e)	8,295	198,839
Danieli & C Officine Meccaniche SpA (e)	1,537	49,832
Davide Campari-Milano NV	110,170	1,243,158
De' Longhi SpA	16,314	550,009
DiaSorin SpA	4,645	478,424
Digital Value SpA (b)	503	34,338
El.En. SpA (b)	10,888	117,267
Enav SpA (d)	44,871	170,311
Enel SpA	1,756,728	13,060,035
Eni SpA	510,420	8,653,748
ERG SpA	12,673	404,018
Eurogroup Laminations SpA (a) (b)	14,805	63,488
Ferrari NV	27,226	9,178,952
Ferretti SpA	32,899	104,665
Fila SpA	4,681	45,400
Fincantieri SpA (a) (b)	59,925	36,937
FinecoBank Banca Fineco SpA	128,699	1,931,344
GVS SpA (a) (d)	12,903	79,462
Hera SpA	169,891	557,756
Industrie De Nora SpA (b)	9,354	162,123
Infrastrutture Wireless Italiane SpA (d)	80,532	1,018,588
Interpump Group SpA	16,063	831,661
Intesa Sanpaolo SpA	3,356,581	9,801,695
Iren SpA	140,495	306,205
Italgas SpA	98,515	563,711
Iveco Group NV (a)	54,778	492,919
Juventus Football Club SpA (a) (b)	93,321	26,514
Leonardo SpA	90,324	1,490,161
Lottomatica Group Spa (a)	15,910	172,059
Maire Tecnimont SpA	31,169	169,055
MARR SpA	3,554	45,070
Mediobanca Banca di Credito Finanziario SpA	116,345	1,440,072
MFE-MediaForEurope NV Class A	50,314	131,056
MFE-MediaForEurope NV Class B (b)	8,026	28,965
Moncler SpA	43,942	2,703,708
Nexi SpA (a) (d)	140,573	1,150,033
OVS SpA (b) (d)	29,909	74,999
Pharmanutra SpA	582	36,260
Security Description	Shares	Value
Piaggio & C SpA	24,484	$ 80,544
Pirelli & C SpA (d)	95,706	520,891
Poste Italiane SpA (d)	110,112	1,249,802
Prysmian SpA	56,722	2,579,628
RAI Way SpA (d)	11,872	67,015
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,328,490
Reply SpA	4,814	635,475
Safilo Group SpA (a)	36,831	37,186
Saipem SpA (a)	229,319	372,376
Salcef Group SpA	3,946	107,448
Salvatore Ferragamo SpA (b)	11,696	157,753
Sanlorenzo SpA	2,587	121,025
Saras SpA	89,482	159,736
Seco SpA (a) (b)	5,196	19,733
Sesa SpA	1,926	261,689
Snam SpA	435,549	2,239,657
SOL SpA	7,183	220,585
Spaxs SpA (a)	8,543	51,479
Tamburi Investment Partners SpA	17,060	175,262
Technogym SpA (d)	25,909	259,444
Technoprobe SpA (a)	31,667	302,410
Telecom Italia SpA (a) (b)	2,100,079	682,501
Terna - Rete Elettrica Nazionale	303,898	2,535,885
Tinexta SpA	5,449	122,070
Tod's SpA (a) (b)	3,016	113,742
UniCredit SpA	388,593	10,544,755
Unipol Gruppo SpA	82,833	472,331
Webuild SpA (b)	87,632	176,859
Wiit SpA	1,415	30,480
Zignago Vetro SpA	3,618	56,992
		99,177,107
JAPAN — 14.9%
77 Bank Ltd.	13,700	338,176
Abalance Corp. (b)	2,100	48,932
ABC-Mart, Inc.	20,700	361,934
Activia Properties, Inc. REIT	155	427,135
Adastria Co. Ltd.	7,500	184,867
ADEKA Corp.	16,800	342,006
Advance Logistics Investment Corp. REIT	131	117,824
Advance Residence Investment Corp. REIT	289	647,780
Advantest Corp.	165,500	5,631,320
Aeon Co. Ltd.	141,200	3,155,917
Aeon Delight Co. Ltd.	3,300	83,331
AEON Financial Service Co. Ltd.	23,000	206,377
Aeon Hokkaido Corp.	3,200	21,019
Aeon Mall Co. Ltd. (b)	21,600	271,494
AEON REIT Investment Corp.	367	368,093
AGC, Inc. (b)	41,800	1,552,453
Ai Holdings Corp.	7,300	121,114
Aica Kogyo Co. Ltd.	11,900	288,004

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Aichi Corp.	11,000	$ 84,970
Aichi Financial Group, Inc.	6,400	104,594
Aida Engineering Ltd.	8,700	50,911
Aiful Corp.	60,800	163,881
Ain Holdings, Inc.	5,700	180,889
Air Water, Inc.	42,000	573,932
Airtrip Corp. (b)	3,000	39,410
Aisin Corp.	31,800	1,112,707
Ajinomoto Co., Inc.	96,800	3,735,225
Alfresa Holdings Corp.	41,200	700,353
Alpen Co. Ltd. (b)	6,500	89,538
Alps Alpine Co. Ltd.	43,200	376,445
Amada Co. Ltd.	81,600	850,844
Amano Corp.	9,900	234,684
Amvis Holdings, Inc.	6,600	140,680
ANA Holdings, Inc. (a)	34,500	748,830
Anicom Holdings, Inc.	7,200	27,732
Anritsu Corp.	27,500	265,383
Anycolor, Inc. (a)	3,600	79,416
AOKI Holdings, Inc.	8,500	68,793
Aozora Bank Ltd. (b)	24,300	527,954
Appier Group, Inc. (a)	11,600	152,220
Arata Corp.	6,200	136,771
ARCLANDS Corp.	16,667	198,614
Arcs Co. Ltd.	8,800	173,653
ARE Holdings, Inc.	15,500	214,502
Argo Graphics, Inc.	2,900	75,390
Ariake Japan Co. Ltd.	2,700	88,959
Artience Co. Ltd.	7,600	141,725
As One Corp. (b)	6,000	238,332
Asahi Group Holdings Ltd.	104,000	3,878,791
Asahi Intecc Co. Ltd.	46,900	954,268
Asahi Kasei Corp.	276,800	2,039,972
Asahi Yukizai Corp.	4,800	129,210
Asics Corp.	34,600	1,084,287
ASKUL Corp. (b)	8,400	128,103
Astellas Pharma, Inc.	395,400	4,728,645
Atom Corp. (a) (b)	21,200	137,895
Autobacs Seven Co. Ltd.	12,200	134,998
Avex, Inc.	6,600	64,043
Awa Bank Ltd.	4,900	81,956
Axial Retailing, Inc.	2,100	61,892
Azbil Corp.	25,700	850,590
AZ-COM MARUWA Holdings, Inc.	5,400	58,566
Bandai Namco Holdings, Inc.	130,300	2,612,377
Bank of Nagoya Ltd.	2,200	84,891
BayCurrent Consulting, Inc.	29,900	1,050,042
Belc Co. Ltd.	1,500	66,499
Bell System24 Holdings, Inc.	7,200	89,374
Belluna Co. Ltd.	8,800	38,825
Benefit One, Inc. (b)	17,200	258,952
Benesse Holdings, Inc.	14,400	266,285
Bengo4.com, Inc. (a) (b)	2,500	77,227
Bic Camera, Inc.	20,300	193,525
BIPROGY, Inc.	16,600	519,854
Security Description	Shares	Value
BML, Inc.	3,000	$ 63,839
Bridgestone Corp. (b)	124,500	5,157,327
Brother Industries Ltd.	51,700	825,300
Bunka Shutter Co. Ltd.	10,500	104,419
C Uyemura & Co. Ltd.	2,600	203,972
Calbee, Inc.	17,400	349,716
Canon Electronics, Inc.	2,900	42,046
Canon Marketing Japan, Inc. (b)	11,700	354,867
Canon, Inc. (b)	218,000	5,597,673
Capcom Co. Ltd.	37,400	1,208,642
Casio Computer Co. Ltd.	35,400	307,220
Cawachi Ltd.	5,300	99,774
Cellebrite DI Ltd. (a) (b)	9,577	82,937
Central Glass Co. Ltd.	4,900	92,627
Central Japan Railway Co.	158,900	4,039,563
Change Holdings, Inc. (b)	6,500	65,470
Chiba Bank Ltd. (b)	114,500	827,197
Chiyoda Corp. (a) (b)	30,000	72,563
Chofu Seisakusho Co. Ltd.	3,100	44,725
Chubu Electric Power Co., Inc.	137,200	1,772,661
Chudenko Corp.	5,700	104,272
Chugai Pharmaceutical Co. Ltd.	145,100	5,498,115
Chugin Financial Group, Inc.	33,900	240,820
Chugoku Electric Power Co., Inc.	62,700	447,635
Chugoku Marine Paints Ltd.	8,400	98,788
CI Takiron Corp.	12,200	56,768
Citizen Watch Co. Ltd.	36,600	218,333
CKD Corp.	11,000	198,184
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	521,275
COLOPL, Inc.	4,900	20,541
Colowide Co. Ltd.	16,000	252,178
Comforia Residential REIT, Inc.	147	330,536
COMSYS Holdings Corp.	22,700	500,759
Comture Corp.	6,200	81,315
Concordia Financial Group Ltd.	244,100	1,116,093
Cosmo Energy Holdings Co. Ltd.	15,400	618,928
Cosmos Pharmaceutical Corp.	4,100	473,603
Cover Corp. (a)	5,200	100,990
CRE Logistics REIT, Inc. (b)	137	150,916
Create Restaurants Holdings, Inc.	31,600	245,215
Create SD Holdings Co. Ltd.	4,000	86,963
Credit Saison Co. Ltd.	34,400	634,294
Curves Holdings Co. Ltd.	4,300	19,887
CyberAgent, Inc.	91,600	575,083
CYBERDYNE, Inc. (a) (b)	11,000	17,478
Cybozu, Inc. (b)	7,400	114,428
Dai Nippon Printing Co. Ltd.	44,800	1,326,077

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Daicel Corp.	53,800	$ 521,285
Daido Steel Co. Ltd.	28,000	298,113
Daiei Kankyo Co. Ltd.	8,000	141,467
Daifuku Co. Ltd.	64,800	1,311,122
Daihen Corp.	4,100	187,580
Daiho Corp. (b)	2,700	71,148
Dai-ichi Life Holdings, Inc.	205,300	4,357,055
Daiichi Sankyo Co. Ltd.	403,400	11,079,336
Daiichikosho Co. Ltd.	17,800	263,439
Daiki Aluminium Industry Co. Ltd.	6,500	54,405
Daikin Industries Ltd.	57,600	9,390,949
Daikokutenbussan Co. Ltd.	2,200	117,506
Daio Paper Corp. (b)	35,500	282,781
Daiseki Co. Ltd.	10,660	296,027
Daishi Hokuetsu Financial Group, Inc.	7,800	212,179
Daito Trust Construction Co. Ltd.	13,400	1,554,050
Daiwa House Industry Co. Ltd.	128,200	3,884,738
Daiwa House REIT Investment Corp.	501	894,465
Daiwa Industries Ltd.	6,600	70,691
Daiwa Office Investment Corp. REIT	62	292,453
Daiwa Securities Group, Inc.	288,100	1,939,535
Daiwa Securities Living Investments Corp. REIT	428	316,644
Daiwabo Holdings Co. Ltd.	17,700	387,572
DCM Holdings Co. Ltd.	20,900	191,685
Demae-Can Co. Ltd. (a) (b)	9,700	34,540
DeNA Co. Ltd. (b)	12,800	125,022
Denka Co. Ltd.	17,200	304,520
Denso Corp.	408,800	6,167,666
Dentsu Group, Inc. (b)	44,100	1,131,748
Dentsu Soken, Inc. (b)	6,300	260,973
Descente Ltd.	7,200	189,984
Dexerials Corp. (b)	11,600	339,492
DIC Corp.	16,400	322,405
Digital Arts, Inc.	1,700	61,860
Digital Garage, Inc. (b)	9,600	249,567
Dip Corp.	7,800	177,600
Disco Corp.	19,900	4,937,594
DMG Mori Co. Ltd.	24,200	463,556
Doshisha Co. Ltd.	4,900	72,433
Doutor Nichires Holdings Co. Ltd.	6,400	98,919
Dowa Holdings Co. Ltd.	11,400	416,604
DTS Corp.	8,600	215,031
Duskin Co. Ltd.	11,700	278,101
DyDo Group Holdings, Inc. (b)	1,000	41,495
Eagle Industry Co. Ltd.	4,800	54,476
Earth Corp. (b)	6,200	200,979
East Japan Railway Co.	66,400	3,828,668
Ebara Corp.	20,600	1,219,810
Security Description	Shares	Value
EDION Corp.	11,900	$ 132,691
eGuarantee, Inc.	9,200	133,647
Eiken Chemical Co. Ltd. (b)	8,200	99,403
Eisai Co. Ltd.	54,000	2,701,149
Eizo Corp.	3,100	108,515
Elan Corp.	4,000	31,664
Elecom Co. Ltd.	10,000	124,557
Electric Power Development Co. Ltd.	33,900	550,292
EM Systems Co. Ltd.	15,200	75,148
en Japan, Inc.	9,200	177,827
ENEOS Holdings, Inc.	622,300	2,473,662
Enplas Corp.	1,300	110,654
eRex Co. Ltd. (b)	3,000	16,619
ES-Con Japan Ltd. (a)	18,200	120,189
euglena Co. Ltd. (a) (b)	22,900	113,217
Exedy Corp.	6,600	121,439
EXEO Group, Inc.	19,900	442,520
Ezaki Glico Co. Ltd. (b)	9,400	278,373
Fancl Corp.	16,900	284,224
FANUC Corp.	210,000	6,177,259
Fast Retailing Co. Ltd.	38,000	9,431,267
FCC Co. Ltd.	8,000	98,737
Ferrotec Holdings Corp. (b)	10,200	192,308
Financial Partners Group Co. Ltd.	14,500	172,996
Food & Life Cos. Ltd.	30,900	634,965
FP Corp.	10,000	210,739
FP Partner, Inc.	1,700	62,583
Freee KK (a) (b)	7,800	169,024
Frontier Real Estate Investment Corp. REIT	120	368,563
Fuji Co. Ltd.	12,300	167,426
Fuji Corp.	19,800	340,580
Fuji Electric Co. Ltd.	27,400	1,179,533
Fuji Kyuko Co. Ltd.	4,100	122,727
Fuji Media Holdings, Inc.	10,100	112,369
Fuji Oil Holdings, Inc.	9,500	163,578
Fuji Seal International, Inc.	6,200	75,378
Fuji Soft, Inc. (b)	10,700	448,553
Fujicco Co. Ltd.	4,500	61,924
FUJIFILM Holdings Corp.	80,800	4,856,138
Fujikura Ltd.	48,400	372,321
Fujimi, Inc.	11,200	249,057
Fujimori Kogyo Co. Ltd.	2,700	72,393
Fujio Food Group, Inc. (a)	4,800	47,939
Fujitec Co. Ltd. (b)	16,100	408,381
Fujitsu General Ltd.	11,300	185,795
Fujitsu Ltd.	38,700	5,840,137
Fujiya Co. Ltd. (b)	3,600	62,102
Fukuda Denshi Co. Ltd.	3,400	177,742
Fukui Computer Holdings, Inc.	3,000	53,625
Fukuoka Financial Group, Inc.	34,900	823,608
Fukuoka REIT Corp.	190	230,863
Fukushima Galilei Co. Ltd.	2,400	83,076

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Fukuyama Transporting Co. Ltd.	4,200	$ 120,804
FULLCAST Holdings Co. Ltd.	7,200	93,613
Funai Soken Holdings, Inc. (b)	9,400	170,958
Furukawa Co. Ltd.	5,200	70,339
Furukawa Electric Co. Ltd.	16,900	265,763
Fuso Chemical Co. Ltd.	3,100	91,804
Future Corp.	8,700	108,920
Fuyo General Lease Co. Ltd.	3,600	312,683
G-7 Holdings, Inc.	8,400	71,440
Genky DrugStores Co. Ltd.	3,300	127,805
Geo Holdings Corp. (b)	5,700	85,795
Giken Ltd.	2,200	28,245
Global One Real Estate Investment Corp. REIT	218	169,322
GLOBERIDE, Inc.	4,700	66,909
Glory Ltd.	9,800	187,130
GLP J-Reit	1,029	1,025,497
GMO Financial Gate, Inc.	800	59,356
GMO Financial Holdings, Inc.	5,300	28,308
GMO internet group, Inc.	14,300	259,972
GMO Payment Gateway, Inc.	9,000	625,493
GNI Group Ltd. (a)	10,100	202,745
Goldcrest Co. Ltd.	3,600	56,434
Goldwin, Inc. (b)	4,400	316,314
Gree, Inc. (b)	15,200	61,456
GS Yuasa Corp.	17,400	244,992
G-Tekt Corp.	3,300	40,167
GungHo Online Entertainment, Inc. (b)	7,200	120,094
Gunma Bank Ltd.	63,000	308,342
Gunze Ltd.	3,200	113,491
H.U. Group Holdings, Inc.	13,300	251,274
H2O Retailing Corp.	28,600	309,776
Hachijuni Bank Ltd.	91,100	507,712
Hakuhodo DY Holdings, Inc.	49,800	381,678
Hakuto Co. Ltd.	1,900	73,181
Halows Co. Ltd.	1,500	45,645
Hamakyorex Co. Ltd.	2,200	62,030
Hamamatsu Photonics KK	30,800	1,267,130
Hankyu Hanshin Holdings, Inc.	49,100	1,563,413
Hankyu Hanshin REIT, Inc.	94	92,680
Hanwa Co. Ltd.	6,000	212,583
Harmonic Drive Systems, Inc. (b)	11,300	333,437
Haseko Corp.	58,200	756,295
Hazama Ando Corp.	38,400	303,975
Heiwa Corp.	10,800	160,797
Heiwa Real Estate Co. Ltd.	5,200	139,055
Heiwa Real Estate REIT, Inc. (b)	211	201,451
Heiwado Co. Ltd.	6,200	93,805
Hiday Hidaka Corp.	3,500	70,655
Hikari Tsushin, Inc.	4,600	762,860
Hino Motors Ltd. (a)	62,100	204,122
Security Description	Shares	Value
Hioki EE Corp. (b)	2,100	$ 94,141
Hirata Corp.	2,600	116,002
Hirogin Holdings, Inc.	54,100	346,404
Hirose Electric Co. Ltd.	7,000	792,701
HIS Co. Ltd. (a) (b)	9,300	120,126
Hisamitsu Pharmaceutical Co., Inc.	12,200	373,061
Hitachi Construction Machinery Co. Ltd.	24,100	637,117
Hitachi Ltd.	202,000	14,571,854
Hitachi Zosen Corp.	36,800	244,585
Hogy Medical Co. Ltd.	6,600	169,237
Hokkaido Electric Power Co., Inc.	31,100	137,786
Hokkoku Financial Holdings, Inc. (b)	3,200	104,866
Hokuetsu Corp. (b)	24,400	245,246
Hokuhoku Financial Group, Inc.	54,100	584,632
Hokuriku Electric Power Co. (a)	36,300	188,890
Hokuto Corp. (b)	6,300	77,577
Honda Motor Co. Ltd.	1,008,700	10,489,106
Horiba Ltd.	7,700	602,433
Hoshino Resorts REIT, Inc.	52	208,767
Hoshizaki Corp.	23,600	863,949
Hosiden Corp.	7,100	86,622
House Foods Group, Inc.	13,400	296,077
Hoya Corp.	76,900	9,613,864
Hulic Co. Ltd. (b)	80,300	840,991
Hulic Reit, Inc.	309	327,017
Hyakugo Bank Ltd.	58,100	220,070
Ibiden Co. Ltd.	24,700	1,369,205
Ichibanya Co. Ltd.	4,100	153,554
Ichigo Office REIT Investment Corp.	183	107,090
Ichigo, Inc.	57,100	136,897
Idec Corp.	6,100	124,224
Idemitsu Kosan Co. Ltd.	227,885	1,240,614
IDOM, Inc.	21,200	145,865
IHI Corp. (b)	31,000	607,114
Iida Group Holdings Co. Ltd.	31,600	473,283
Iino Kaiun Kaisha Ltd.	10,500	88,406
I'll, Inc.	1,900	43,059
Inaba Denki Sangyo Co. Ltd.	10,200	245,992
Inabata & Co. Ltd.	7,900	175,954
Inageya Co. Ltd. (b)	2,600	23,422
Industrial & Infrastructure Fund Investment Corp. REIT	432	427,771
Infocom Corp.	2,800	49,215
Infomart Corp. (b)	36,200	127,360
INFRONEER Holdings, Inc.	48,680	484,625
Inpex Corp. (b)	209,700	2,832,839
Insource Co. Ltd.	6,400	40,131
Internet Initiative Japan, Inc.	29,200	597,339

See accompanying notes to financial statements.
132

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Invincible Investment Corp. REIT (b)	1,518	$ 656,817
Iriso Electronics Co. Ltd.	4,100	107,604
Isetan Mitsukoshi Holdings Ltd. (b)	74,700	812,809
Isuzu Motors Ltd.	125,900	1,621,751
Ito En Ltd.	11,400	346,253
ITOCHU Corp. (b)	259,600	10,619,330
Itochu Enex Co. Ltd.	11,400	124,286
Itochu-Shokuhin Co. Ltd.	800	44,886
Itoham Yonekyu Holdings, Inc.	4,500	123,049
Iwatani Corp.	9,500	433,491
Iyogin Holdings, Inc.	53,100	356,762
Izumi Co. Ltd.	7,000	179,692
J Front Retailing Co. Ltd.	52,600	478,691
J Trust Co. Ltd.	15,900	51,767
JAC Recruitment Co. Ltd.	33,200	153,071
Jaccs Co. Ltd.	4,500	165,662
JAFCO Group Co. Ltd.	10,800	126,401
Japan Airlines Co. Ltd.	30,300	596,414
Japan Airport Terminal Co. Ltd.	12,900	568,321
Japan Aviation Electronics Industry Ltd.	11,800	269,932
Japan Display, Inc. (a) (b)	167,900	25,010
Japan Elevator Service Holdings Co. Ltd.	14,200	235,492
Japan Excellent, Inc. REIT (b)	252	224,151
Japan Exchange Group, Inc.	107,800	2,280,943
Japan Hotel REIT Investment Corp.	935	458,945
Japan Lifeline Co. Ltd.	15,700	140,652
Japan Logistics Fund, Inc. REIT	175	355,015
Japan Material Co. Ltd.	14,200	252,816
Japan Metropolitan Fund Invest REIT	1,510	1,091,424
Japan Petroleum Exploration Co. Ltd.	6,700	249,028
Japan Post Bank Co. Ltd.	312,500	3,183,076
Japan Post Holdings Co. Ltd.	482,200	4,307,922
Japan Post Insurance Co. Ltd.	42,100	747,754
Japan Prime Realty Investment Corp. REIT (b)	183	454,320
Japan Pulp & Paper Co. Ltd.	2,000	70,648
Japan Real Estate Investment Corp. REIT	273	1,130,884
Japan Securities Finance Co. Ltd.	22,000	241,878
Japan Steel Works Ltd.	11,200	194,638
Japan Tobacco, Inc. (b)	259,200	6,701,546
Japan Wool Textile Co. Ltd.	10,200	97,095
JCR Pharmaceuticals Co. Ltd. (b)	15,400	128,024
JCU Corp.	3,500	98,808
Security Description	Shares	Value
Jeol Ltd.	9,500	$ 417,116
JFE Holdings, Inc.	124,300	1,928,687
JGC Holdings Corp.	46,600	537,959
JINS Holdings, Inc. (b)	4,500	150,021
JMDC, Inc.	6,900	208,644
J-Oil Mills, Inc. (b)	3,600	49,360
Joshin Denki Co. Ltd.	3,500	60,278
Joyful Honda Co. Ltd.	8,000	104,752
JSR Corp.	41,500	1,183,359
JTEKT Corp.	43,700	369,953
JTOWER, Inc. (a)	1,800	63,839
Juroku Financial Group, Inc.	8,300	219,304
Justsystems Corp.	7,200	167,258
JVCKenwood Corp.	33,700	177,129
Kadokawa Corp.	21,100	429,693
Kaga Electronics Co. Ltd.	3,500	152,185
Kagome Co. Ltd. (b)	16,300	362,929
Kajima Corp.	90,600	1,514,391
Kakaku.com, Inc.	27,000	334,388
Kaken Pharmaceutical Co. Ltd.	5,700	135,647
Kameda Seika Co. Ltd. (b)	1,600	46,588
Kamigumi Co. Ltd.	20,200	482,290
Kanamoto Co. Ltd.	4,700	97,547
Kandenko Co. Ltd.	27,300	266,842
Kaneka Corp.	10,500	266,783
Kanematsu Corp.	15,600	228,501
Kansai Electric Power Co., Inc.	152,100	2,019,657
Kansai Paint Co. Ltd.	41,500	709,132
Kanto Denka Kogyo Co. Ltd.	9,100	55,382
Kao Corp.	100,600	4,138,743
Kappa Create Co. Ltd. (a)	7,600	91,860
Kasumigaseki Capital Co. Ltd.	1,000	63,555
Katakura Industries Co. Ltd.	5,600	65,065
Katitas Co. Ltd. (b)	9,300	144,401
Kato Sangyo Co. Ltd.	4,900	159,707
Kawasaki Heavy Industries Ltd.	33,400	738,932
Kawasaki Kisen Kaisha Ltd.	39,700	1,703,681
KDDI Corp.	324,900	10,338,356
KDX Realty Investment Corp. REIT	877	1,000,295
KeePer Technical Laboratory Co. Ltd.	4,900	242,254
Keihan Holdings Co. Ltd. (b)	20,400	533,369
Keihanshin Building Co. Ltd.	6,200	62,537
Keikyu Corp. (b)	47,600	435,045
Keio Corp.	22,900	721,046
Keisei Electric Railway Co. Ltd.	27,600	1,304,628
Keiyo Bank Ltd.	20,200	97,576
Kewpie Corp.	21,400	377,134
Keyence Corp.	42,500	18,726,770
KFC Holdings Japan Ltd.	1,700	37,019
KH Neochem Co. Ltd. (b)	5,100	82,082

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Kikkoman Corp.	29,300	$ 1,794,412
Kinden Corp.	24,000	407,888
Kintetsu Department Store Co. Ltd.	5,900	110,944
Kintetsu Group Holdings Co. Ltd.	39,100	1,240,284
Kirin Holdings Co. Ltd. (b)	167,800	2,459,035
Kisoji Co. Ltd.	6,300	114,578
Kissei Pharmaceutical Co. Ltd.	5,900	129,316
Ki-Star Real Estate Co. Ltd.	2,300	51,309
Kitz Corp.	13,700	117,195
Kiyo Bank Ltd. (b)	12,500	140,002
Koa Corp.	4,200	46,117
Kobayashi Pharmaceutical Co. Ltd.	10,400	500,894
Kobe Bussan Co. Ltd.	34,900	1,031,305
Kobe Steel Ltd.	90,400	1,169,916
Koei Tecmo Holdings Co. Ltd. (b)	25,320	288,887
Kohnan Shoji Co. Ltd.	3,300	91,875
Koito Manufacturing Co. Ltd.	42,800	667,137
Kokuyo Co. Ltd.	18,800	305,910
Komatsu Ltd.	202,800	5,305,195
KOMEDA Holdings Co. Ltd.	10,000	194,708
Komeri Co. Ltd.	5,500	120,549
Konami Group Corp.	22,200	1,162,595
Konica Minolta, Inc. (a) (b)	97,700	286,073
Konishi Co. Ltd. (b)	10,400	99,810
Konoike Transport Co. Ltd.	4,700	65,009
Kosaido Holdings Co. Ltd. (b)	16,500	88,949
Kose Corp.	7,100	532,576
Koshidaka Holdings Co. Ltd.	10,700	82,576
Kotobuki Spirits Co. Ltd.	22,000	337,225
Krosaki Harima Corp.	1,000	83,274
K's Holdings Corp.	30,200	282,978
Kubota Corp.	222,300	3,346,799
Kumagai Gumi Co. Ltd.	7,000	178,997
Kumiai Chemical Industry Co. Ltd.	12,100	69,263
Kura Sushi, Inc.	3,100	74,982
Kuraray Co. Ltd.	59,500	601,626
Kureha Corp.	7,200	147,085
Kurita Water Industries Ltd.	23,100	904,469
Kusuri No. Aoki Holdings Co. Ltd.	9,000	204,731
KYB Corp.	2,700	93,939
Kyocera Corp.	276,000	4,028,997
Kyoei Steel Ltd.	3,100	43,956
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	80,841
Kyorin Pharmaceutical Co. Ltd.	6,100	77,018
Kyoritsu Maintenance Co. Ltd. (b)	6,300	267,676
Kyoto Financial Group, Inc.	55,200	860,028
Kyowa Kirin Co. Ltd.	58,300	980,075
Security Description	Shares	Value
Kyudenko Corp.	8,700	$ 313,862
Kyushu Electric Power Co., Inc. (a)	96,700	700,317
Kyushu Financial Group, Inc.	69,300	400,522
Kyushu Railway Co.	27,800	612,673
LaSalle Logiport REIT	496	534,771
Lasertec Corp.	16,300	4,297,567
Lawson, Inc.	9,400	485,602
Leopalace21 Corp. (a)	38,400	116,578
Life Corp.	4,600	107,838
LIFENET INSURANCE Co. (a) (b)	23,500	195,861
Link & Motivation, Inc.	5,700	22,520
Lintec Corp.	6,100	118,989
Lion Corp. (b)	51,900	481,708
LITALICO, Inc.	3,800	55,580
Lixil Corp.	64,100	800,454
LY Corp.	577,200	2,045,871
M&A Capital Partners Co. Ltd. (b)	3,100	53,477
M&A Research Institute Holdings, Inc. (a)	15,300	485,654
M3, Inc.	94,400	1,562,173
Mabuchi Motor Co. Ltd.	20,200	335,138
Macnica Holdings, Inc.	9,300	490,595
Maeda Kosen Co. Ltd. (b)	5,700	122,709
Makino Milling Machine Co. Ltd.	4,600	191,531
Makita Corp.	47,400	1,307,888
Management Solutions Co. Ltd.	1,800	43,985
Mandom Corp.	3,500	31,703
Mani, Inc.	16,200	245,218
Marubeni Corp.	317,600	5,020,369
Maruha Nichiro Corp.	6,800	133,897
Marui Group Co. Ltd.	39,800	667,521
Maruichi Steel Tube Ltd.	12,700	330,517
MARUKA FURUSATO Corp.	4,600	85,911
Maruwa Co. Ltd.	2,500	523,124
Maruzen Showa Unyu Co. Ltd.	2,600	72,110
Matsuda Sangyo Co. Ltd.	1,700	28,892
Matsui Securities Co. Ltd.	30,700	159,401
MatsukiyoCocokara & Co.	81,120	1,436,776
Matsuyafoods Holdings Co. Ltd.	2,200	85,984
Max Co. Ltd.	4,200	97,865
Maxell Ltd.	6,800	75,245
Maxvalu Tokai Co. Ltd.	1,400	29,593
Mazda Motor Corp.	122,800	1,327,038
McDonald's Holdings Co. Japan Ltd. (b)	17,800	771,443
MCJ Co. Ltd.	10,000	77,812
Mebuki Financial Group, Inc.	200,600	610,280
Medipal Holdings Corp.	41,400	671,157
Medley, Inc. (a)	4,300	134,203
Megachips Corp.	1,800	59,753

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Megmilk Snow Brand Co. Ltd.	9,900	$ 148,451
Meidensha Corp.	5,900	101,905
MEIJI Holdings Co. Ltd.	50,900	1,209,137
Meiko Electronics Co. Ltd.	4,700	139,020
MEITEC Group Holdings, Inc.	13,300	266,698
Melco Holdings, Inc.	1,400	34,211
Menicon Co. Ltd.	11,500	191,612
Mercari, Inc. (a)	23,100	428,066
METAWATER Co. Ltd.	4,200	65,154
Micronics Japan Co. Ltd.	8,600	223,876
Mie Kotsu Group Holdings, Inc.	19,400	82,978
Milbon Co. Ltd. (b)	6,100	159,834
Mimasu Semiconductor Industry Co. Ltd. (b)	4,300	97,603
MINEBEA MITSUMI, Inc.	78,400	1,611,877
Mirai Corp. REIT	251	77,358
Mirait One Corp.	19,000	250,539
MISUMI Group, Inc.	65,600	1,111,868
Mitani Sekisan Co. Ltd.	4,200	142,403
Mitsubishi Chemical Group Corp.	276,500	1,694,538
Mitsubishi Corp.	747,900	11,954,835
Mitsubishi Electric Corp.	421,000	5,969,492
Mitsubishi Estate Co. Ltd.	243,100	3,350,428
Mitsubishi Estate Logistics REIT Investment Corp.	116	308,143
Mitsubishi Gas Chemical Co., Inc.	31,800	508,759
Mitsubishi HC Capital, Inc.	174,730	1,173,460
Mitsubishi Heavy Industries Ltd.	69,200	4,045,093
Mitsubishi Logisnext Co. Ltd.	7,200	70,580
Mitsubishi Logistics Corp.	10,700	322,488
Mitsubishi Materials Corp.	27,000	468,737
Mitsubishi Motors Corp.	137,200	436,961
Mitsubishi Pencil Co. Ltd.	5,800	85,819
Mitsubishi Research Institute, Inc.	1,100	36,126
Mitsubishi Shokuhin Co. Ltd.	3,700	126,238
Mitsubishi UFJ Financial Group, Inc.	2,489,900	21,396,750
Mitsuboshi Belting Ltd.	4,200	130,636
Mitsui & Co. Ltd.	283,800	10,665,147
Mitsui Chemicals, Inc.	36,900	1,094,594
Mitsui DM Sugar Holdings Co. Ltd.	2,500	52,685
Mitsui Fudosan Co. Ltd.	194,400	4,768,302
Mitsui Fudosan Logistics Park, Inc. REIT	135	438,094
Mitsui High-Tec, Inc.	4,300	224,486
Mitsui Mining & Smelting Co. Ltd.	11,600	356,689
Mitsui OSK Lines Ltd. (b)	73,200	2,345,328
Mitsui-Soko Holdings Co. Ltd.	7,100	236,952
Mitsuuroko Group Holdings Co. Ltd.	3,800	42,776
Security Description	Shares	Value
Miura Co. Ltd.	18,800	$ 374,453
MIXI, Inc.	7,200	120,579
Mizuho Financial Group, Inc.	524,020	8,967,217
Mizuho Leasing Co. Ltd.	5,900	202,554
Mizuno Corp.	3,400	94,779
Mochida Pharmaceutical Co. Ltd.	3,500	81,182
Modec, Inc. (a)	2,400	39,461
Monex Group, Inc.	37,700	192,271
Money Forward, Inc. (a)	8,200	251,386
Monogatari Corp. (b)	8,200	255,341
MonotaRO Co. Ltd. (b)	60,300	658,475
Mori Hills REIT Investment Corp.	383	380,881
Mori Trust Reit, Inc. (b)	541	278,213
Morinaga & Co. Ltd.	14,600	264,960
Morinaga Milk Industry Co. Ltd.	16,600	321,214
Morita Holdings Corp.	4,400	48,501
MOS Food Services, Inc. (b)	5,200	121,166
MS&AD Insurance Group Holdings, Inc.	92,600	3,642,783
Murata Manufacturing Co. Ltd.	376,300	7,988,835
Musashi Seimitsu Industry Co. Ltd.	10,800	115,676
Musashino Bank Ltd.	4,100	77,533
Nabtesco Corp. (b)	23,100	471,487
Nachi-Fujikoshi Corp. (b)	2,300	59,955
Nafco Co. Ltd.	2,000	26,415
Nagaileben Co. Ltd.	6,300	106,445
Nagase & Co. Ltd.	17,400	278,933
Nagawa Co. Ltd.	1,600	80,919
Nagoya Railroad Co. Ltd.	39,200	629,235
Nakanishi, Inc.	13,100	220,316
Nankai Electric Railway Co. Ltd.	20,900	424,730
Nanto Bank Ltd.	3,100	53,675
NEC Corp.	53,000	3,139,098
NEC Networks & System Integration Corp.	14,100	237,934
NET One Systems Co. Ltd.	16,700	284,710
Nexon Co. Ltd. (b)	93,800	1,709,598
Nextage Co. Ltd. (b)	8,200	150,529
NGK Insulators Ltd.	48,900	584,629
NH Foods Ltd.	16,900	573,003
NHK Spring Co. Ltd.	42,200	358,302
Nichias Corp.	12,200	293,361
Nichicon Corp.	5,100	46,956
Nichiden Corp.	3,800	77,385
Nichiha Corp.	5,200	109,363
Nichirei Corp.	24,600	606,188
NIDEC Corp.	92,200	3,724,493
Nifco, Inc.	16,500	426,603
Nihon Kohden Corp.	17,200	544,500
Nihon M&A Center Holdings, Inc.	67,400	371,804

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Nihon Parkerizing Co. Ltd.	18,600	$ 150,140
Nikkiso Co. Ltd.	9,900	72,329
Nikkon Holdings Co. Ltd. (b)	11,400	249,057
Nikon Corp.	64,500	638,686
Nintendo Co. Ltd.	226,900	11,843,929
Nippn Corp.	8,800	138,760
Nippon Accommodations Fund, Inc. REIT	109	466,988
Nippon Building Fund, Inc. REIT (b)	331	1,434,537
Nippon Carbon Co. Ltd. (b)	1,200	37,324
Nippon Ceramic Co. Ltd.	2,800	55,710
Nippon Densetsu Kogyo Co. Ltd.	7,600	107,332
Nippon Electric Glass Co. Ltd. (b)	19,600	421,390
NIPPON EXPRESS HOLDINGS, Inc.	15,700	892,466
Nippon Gas Co. Ltd.	22,400	369,811
Nippon Kanzai Holdings Co. Ltd.	4,000	72,947
Nippon Kayaku Co. Ltd.	26,800	255,777
Nippon Light Metal Holdings Co. Ltd.	14,500	180,299
Nippon Paint Holdings Co. Ltd.	204,900	1,656,873
Nippon Paper Industries Co. Ltd. (a)	23,100	207,110
Nippon Parking Development Co. Ltd.	44,800	61,013
Nippon Pillar Packing Co. Ltd.	9,400	297,042
Nippon Prologis REIT, Inc.	528	1,016,451
NIPPON REIT Investment Corp. (b)	97	231,182
Nippon Road Co. Ltd.	6,000	87,204
Nippon Sanso Holdings Corp.	38,900	1,041,895
Nippon Seiki Co. Ltd.	9,900	80,545
Nippon Shinyaku Co. Ltd.	10,500	372,095
Nippon Shokubai Co. Ltd.	6,400	246,685
Nippon Signal Company Ltd.	6,300	43,347
Nippon Soda Co. Ltd.	4,700	181,026
Nippon Steel Corp. (b)	184,700	4,231,671
Nippon Telegraph & Telephone Corp.	6,495,900	7,939,024
Nippon Television Holdings, Inc.	11,400	124,488
Nippon Yusen KK (b)	103,700	3,215,156
Nipro Corp.	27,000	212,009
Nishimatsu Construction Co. Ltd.	6,200	172,657
Nishimatsuya Chain Co. Ltd.	9,000	132,210
Nishi-Nippon Financial Holdings, Inc.	22,400	259,146
Nishi-Nippon Railroad Co. Ltd.	15,700	266,103
Nishio Holdings Co. Ltd.	2,900	84,338
Nissan Chemical Corp.	28,600	1,116,978
Security Description	Shares	Value
Nissan Motor Co. Ltd.	504,700	$ 1,984,003
Nissan Shatai Co. Ltd.	13,600	88,847
Nissha Co. Ltd.	8,200	85,676
Nisshin Oillio Group Ltd.	5,500	167,364
Nisshin Seifun Group, Inc.	45,300	610,030
Nisshinbo Holdings, Inc.	27,200	221,007
Nissin Foods Holdings Co. Ltd.	42,600	1,486,981
Nissui Corp.	57,500	309,606
Niterra Co. Ltd.	36,800	874,189
Nitori Holdings Co. Ltd.	17,400	2,330,203
Nitta Corp. (b)	3,000	78,203
Nittetsu Mining Co. Ltd. (b)	1,600	59,129
Nitto Boseki Co. Ltd.	6,800	221,634
Nitto Denko Corp.	31,000	2,319,833
Nitto Kogyo Corp.	3,700	94,481
Noevir Holdings Co. Ltd.	2,300	83,856
NOF Corp.	13,800	685,791
Nohmi Bosai Ltd.	1,800	28,115
Nojima Corp.	10,800	134,291
NOK Corp. (b)	14,600	194,850
Nomura Co. Ltd.	11,200	69,911
Nomura Holdings, Inc.	674,000	3,048,729
Nomura Real Estate Holdings, Inc.	25,400	668,241
Nomura Real Estate Master Fund, Inc. REIT	916	1,072,067
Nomura Research Institute Ltd.	84,500	2,458,040
Noritake Co. Ltd.	3,300	160,342
Noritsu Koki Co. Ltd.	2,100	44,657
Noritz Corp.	6,800	72,881
North Pacific Bank Ltd.	161,100	405,664
NS Solutions Corp.	6,800	220,670
NS United Kaiun Kaisha Ltd. (b)	1,400	47,617
NSD Co. Ltd.	16,000	307,675
NSK Ltd.	78,900	427,016
NTN Corp.	90,000	165,981
NTT Data Group Corp.	135,300	1,918,461
NTT UD REIT Investment Corp.	303	268,010
Obara Group, Inc. (b)	1,300	34,810
Obayashi Corp.	140,300	1,214,115
OBIC Business Consultants Co. Ltd.	6,800	311,108
Obic Co. Ltd.	14,900	2,567,708
Odakyu Electric Railway Co. Ltd.	67,700	1,032,932
Ogaki Kyoritsu Bank Ltd.	5,100	68,227
Ohsho Food Service Corp.	1,900	108,760
Oiles Corp.	4,900	68,853
Oisix ra daichi, Inc. (a) (b)	5,100	49,271
Oji Holdings Corp.	250,300	964,058
Okamoto Industries, Inc.	1,900	67,049
Okamura Corp.	11,300	174,734
Okasan Securities Group, Inc.	44,000	213,789

See accompanying notes to financial statements.
136

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Oki Electric Industry Co. Ltd.	29,500	$ 190,626
Okinawa Cellular Telephone Co.	4,800	115,250
Okinawa Electric Power Co., Inc. (b)	19,635	155,292
Okinawa Financial Group, Inc.	2,300	38,274
OKUMA Corp.	5,500	237,002
Okumura Corp.	6,300	209,359
Olympus Corp.	266,400	3,855,789
Omron Corp.	37,900	1,769,724
One REIT, Inc. (b)	58	109,105
Ono Pharmaceutical Co. Ltd.	82,100	1,465,198
Onward Holdings Co. Ltd. (b)	36,300	123,849
Open House Group Co. Ltd.	16,900	501,438
Open Up Group, Inc. (b)	10,803	179,999
Optex Group Co. Ltd. (b)	4,700	59,542
Optorun Co. Ltd.	5,700	65,943
Oracle Corp.	8,300	639,956
Organo Corp.	6,000	248,546
Orient Corp. (b)	11,100	84,246
Oriental Land Co. Ltd.	238,800	8,894,445
ORIX Corp.	253,400	4,773,942
Orix JREIT, Inc.	620	732,232
Osaka Gas Co. Ltd.	79,400	1,658,625
Osaka Organic Chemical Industry Ltd. (b)	2,800	53,903
Osaka Soda Co. Ltd. (b)	2,700	185,388
OSAKA Titanium Technologies Co. Ltd.	5,100	98,108
OSG Corp.	15,000	215,137
Otsuka Corp.	24,900	1,026,697
Otsuka Holdings Co. Ltd.	90,400	3,391,443
Outsourcing, Inc. (a)	22,100	272,762
Pacific Industrial Co. Ltd.	8,700	79,360
PAL GROUP Holdings Co. Ltd. (b)	8,800	153,803
PALTAC Corp.	6,400	202,650
Pan Pacific International Holdings Corp.	81,100	1,935,171
Panasonic Holdings Corp.	477,100	4,725,991
Paramount Bed Holdings Co. Ltd.	10,400	204,415
Park24 Co. Ltd. (a)	25,800	330,598
Pasona Group, Inc.	4,800	89,953
Penta-Ocean Construction Co. Ltd.	65,800	369,606
PeptiDream, Inc. (a)	16,500	173,977
Persol Holdings Co. Ltd.	422,000	724,686
Pharma Foods International Co. Ltd.	4,300	30,562
PHC Holdings Corp.	12,900	131,489
Pigeon Corp. (b)	24,000	276,465
Pilot Corp.	5,300	157,932
Piolax, Inc.	4,300	71,067
PKSHA Technology, Inc. (a)	3,100	74,213
Security Description	Shares	Value
Plus Alpha Consulting Co. Ltd.	8,100	$ 163,000
Pola Orbis Holdings, Inc. (b)	19,800	222,466
Pressance Corp. (b)	4,800	54,306
Prestige International, Inc.	14,500	61,711
Prima Meat Packers Ltd.	3,400	56,626
Raito Kogyo Co. Ltd.	9,300	124,677
Raiznext Corp.	6,900	74,785
Raksul, Inc. (a) (b)	10,400	93,540
Rakus Co. Ltd. (b)	16,700	309,468
Rakuten Bank Ltd. (a) (b)	18,900	283,138
Rakuten Group, Inc. (b)	323,500	1,441,041
Recruit Holdings Co. Ltd.	314,500	13,302,337
Relo Group, Inc.	20,900	251,947
Renesas Electronics Corp. (a)	317,300	5,736,968
Rengo Co. Ltd.	35,100	234,033
RENOVA, Inc. (a) (b)	6,200	52,290
Resona Holdings, Inc.	459,202	2,333,794
Resonac Holdings Corp. (b)	35,900	715,555
Resorttrust, Inc.	15,100	261,985
Restar Holdings Corp.	4,300	86,012
Retail Partners Co. Ltd.	8,600	101,690
Ricoh Co. Ltd.	114,800	881,887
Ricoh Leasing Co. Ltd.	2,100	72,319
Riken Keiki Co. Ltd.	3,700	180,827
Riken Vitamin Co. Ltd.	4,400	69,755
Ringer Hut Co. Ltd. (b)	4,000	66,818
Rinnai Corp.	23,700	549,380
Riso Kagaku Corp.	2,900	54,614
Riso Kyoiku Co. Ltd.	21,100	33,974
Rohm Co. Ltd.	72,000	1,380,196
Rohto Pharmaceutical Co. Ltd.	40,800	822,772
Roland Corp.	2,900	90,612
Rorze Corp. (b)	2,300	245,694
Round One Corp. (b)	31,500	124,677
Royal Holdings Co. Ltd. (b)	19,200	351,369
RS Technologies Co. Ltd.	1,600	33,923
Ryobi Ltd. (b)	4,600	86,727
Ryohin Keikaku Co. Ltd.	53,200	890,377
Ryosan Co. Ltd. (b)	2,800	93,446
Ryoyo Electro Corp. (b)	4,900	124,777
S Foods, Inc.	2,700	63,105
Saibu Gas Holdings Co. Ltd.	2,400	33,315
Saizeriya Co. Ltd.	7,500	267,591
Sakai Moving Service Co. Ltd.	2,400	46,304
Sakata INX Corp.	6,900	66,465
Sakata Seed Corp.	6,100	169,396
SAMTY Co. Ltd.	4,100	70,815
Samty Residential Investment Corp. REIT	129	100,378
San-A Co. Ltd.	4,500	145,393
San-Ai Obbli Co. Ltd.	7,300	83,159
SanBio Co. Ltd. (a) (b)	6,400	31,868
Sangetsu Corp.	11,700	257,271

See accompanying notes to financial statements.
137

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
San-In Godo Bank Ltd.	28,800	$ 203,059
Sanken Electric Co. Ltd.	8,100	446,712
Sanki Engineering Co. Ltd.	7,100	88,133
Sankyo Co. Ltd.	8,800	513,281
Sankyu, Inc.	10,000	367,499
Sanrio Co. Ltd.	12,700	529,602
Sansan, Inc. (a)	13,800	156,520
Santen Pharmaceutical Co. Ltd.	76,100	758,409
Sanwa Holdings Corp.	37,800	573,381
Sanyo Chemical Industries Ltd.	1,300	39,052
Sanyo Denki Co. Ltd.	2,000	88,949
Sanyo Special Steel Co. Ltd.	8,000	149,582
Sapporo Holdings Ltd. (b)	15,400	679,225
Sato Holdings Corp.	2,600	39,024
Sawai Group Holdings Co. Ltd.	7,900	291,893
SB Technology Corp.	1,400	23,585
SBI Holdings, Inc.	52,600	1,183,481
SBI Sumishin Net Bank Ltd. (b)	16,400	179,960
SBS Holdings, Inc. (b)	3,300	57,536
SCREEN Holdings Co. Ltd. (b)	17,300	1,463,959
SCSK Corp.	35,700	708,024
Secom Co. Ltd.	45,400	3,270,230
Sega Sammy Holdings, Inc.	39,400	551,119
Seibu Holdings, Inc.	55,800	774,582
Seiko Epson Corp.	62,400	934,141
Seiko Group Corp. (b)	6,900	131,853
Seino Holdings Co. Ltd. (b)	26,300	398,847
Seiren Co. Ltd.	9,100	160,015
Sekisui Chemical Co. Ltd.	86,800	1,251,390
Sekisui House Ltd.	128,900	2,863,632
Sekisui House Reit, Inc.	843	461,025
Sekisui Jushi Corp.	3,600	63,481
Senko Group Holdings Co. Ltd.	36,600	296,476
Senshu Ikeda Holdings, Inc.	48,600	111,348
Septeni Holdings Co. Ltd.	11,000	41,119
Seria Co. Ltd.	9,800	182,751
Seven & i Holdings Co. Ltd.	164,000	6,508,583
Seven Bank Ltd.	148,600	315,899
SG Holdings Co. Ltd.	69,200	993,480
Sharp Corp. (a)	71,800	512,093
Shibaura Machine Co. Ltd.	3,800	93,261
Shibaura Mechatronics Corp.	2,100	88,481
Shibuya Corp.	1,200	20,794
SHIFT, Inc. (a)	3,100	787,644
Shiga Bank Ltd.	6,900	170,811
Shikoku Electric Power Co., Inc.	31,400	225,733
Shikoku Kasei Holdings Corp.	6,600	84,033
Shima Seiki Manufacturing Ltd. (b)	3,600	38,942
Shimadzu Corp.	51,200	1,431,624
Security Description	Shares	Value
Shimamura Co. Ltd.	4,800	$ 536,587
Shimano, Inc.	16,700	2,586,498
Shimizu Corp.	123,300	819,143
Shin Nippon Biomedical Laboratories Ltd. (b)	3,900	46,973
Shin-Etsu Chemical Co. Ltd.	397,200	16,670,680
Shin-Etsu Polymer Co. Ltd.	10,100	120,143
Shinko Electric Industries Co. Ltd. (b)	13,700	532,918
Shinmaywa Industries Ltd.	11,300	94,260
Shionogi & Co. Ltd.	56,400	2,719,586
Ship Healthcare Holdings, Inc.	16,000	273,230
Shiseido Co. Ltd.	86,400	2,605,850
Shizuoka Financial Group, Inc.	103,800	879,848
Shizuoka Gas Co. Ltd.	8,100	58,949
SHO-BOND Holdings Co. Ltd.	8,600	382,297
Shochiku Co. Ltd. (b)	2,800	189,196
Shoei Co. Ltd. (b)	7,600	99,191
Shoei Foods Corp.	2,300	78,717
Showa Sangyo Co. Ltd.	2,400	53,880
Siix Corp.	3,200	33,208
Simplex Holdings, Inc.	6,800	132,305
SKY Perfect JSAT Holdings, Inc.	29,400	145,561
Skylark Holdings Co. Ltd. (b)	51,200	749,950
SMC Corp.	12,500	6,717,265
SMS Co. Ltd.	15,100	310,558
Snow Peak, Inc. (b)	6,600	43,304
Socionext, Inc. (b)	38,500	699,106
SoftBank Corp.	629,900	7,861,463
SoftBank Group Corp.	224,700	10,030,055
Sohgo Security Services Co. Ltd.	79,500	457,444
Sojitz Corp.	48,220	1,089,379
Solasto Corp.	6,300	27,527
Sompo Holdings, Inc.	64,600	3,159,892
Sony Group Corp.	275,600	26,215,038
Sosei Group Corp. (a) (b)	13,900	140,104
SOSiLA Logistics REIT, Inc.	112	95,412
Sotetsu Holdings, Inc.	18,600	361,234
Square Enix Holdings Co. Ltd.	17,600	632,067
SRE Holdings Corp. (a) (b)	4,100	80,092
Stanley Electric Co. Ltd.	27,700	521,266
Star Asia Investment Corp. REIT	480	196,113
Star Micronics Co. Ltd. (b)	4,800	58,527
Starts Corp., Inc.	4,500	93,556
Starts Proceed Investment Corp. REIT	62	88,483
Strike Co. Ltd.	1,300	44,446
Subaru Corp.	132,900	2,437,788
Sugi Holdings Co. Ltd.	6,600	303,456
SUMCO Corp.	75,600	1,133,893
Sumitomo Bakelite Co. Ltd.	7,500	393,832

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Sumitomo Chemical Co. Ltd.	304,100	$ 742,023
Sumitomo Corp.	229,100	4,998,664
Sumitomo Densetsu Co. Ltd.	1,800	35,009
Sumitomo Electric Industries Ltd.	155,300	1,977,877
Sumitomo Forestry Co. Ltd. (b)	32,900	980,839
Sumitomo Heavy Industries Ltd.	23,600	595,106
Sumitomo Metal Mining Co. Ltd.	55,000	1,656,476
Sumitomo Mitsui Construction Co. Ltd.	22,100	62,234
Sumitomo Mitsui Financial Group, Inc.	276,300	13,483,785
Sumitomo Mitsui Trust Holdings, Inc.	141,600	2,717,900
Sumitomo Osaka Cement Co. Ltd.	7,800	205,263
Sumitomo Pharma Co. Ltd.	33,700	111,393
Sumitomo Realty & Development Co. Ltd.	61,600	1,832,532
Sumitomo Riko Co. Ltd.	7,900	59,174
Sumitomo Rubber Industries Ltd.	36,400	395,551
Sumitomo Warehouse Co. Ltd. (b)	10,700	186,024
Sun Frontier Fudousan Co. Ltd.	5,800	67,183
Sundrug Co. Ltd.	16,200	520,772
Suntory Beverage & Food Ltd.	30,000	989,502
Suruga Bank Ltd. (b)	34,300	189,528
Suzuken Co. Ltd.	13,200	437,160
Suzuki Motor Corp.	79,600	3,406,347
Sysmex Corp.	36,000	2,006,582
Systena Corp.	63,300	137,394
T Hasegawa Co. Ltd.	6,800	149,766
T&D Holdings, Inc.	108,000	1,716,371
Tadano Ltd. (b)	23,700	198,200
Taihei Dengyo Kaisha Ltd.	3,100	98,291
Taiheiyo Cement Corp.	25,000	515,321
Taikisha Ltd.	5,100	147,776
Taisei Corp.	35,500	1,214,222
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	527,358
Taiyo Holdings Co. Ltd.	8,600	190,020
Taiyo Yuden Co. Ltd.	25,600	677,316
Takamatsu Construction Group Co. Ltd.	1,300	25,533
Takara Bio, Inc.	7,300	64,829
Takara Holdings, Inc.	35,500	311,991
Takara Leben Real Estate Investment Corp. REIT	129	92,234
Takara Standard Co. Ltd. (b)	13,200	152,805
Takasago International Corp.	2,900	71,790
Security Description	Shares	Value
Takasago Thermal Engineering Co. Ltd. (b)	8,700	$ 198,709
Takashimaya Co. Ltd.	30,700	418,428
Takeda Pharmaceutical Co. Ltd.	348,338	10,016,756
Takeuchi Manufacturing Co. Ltd.	6,300	191,485
Takuma Co. Ltd.	13,400	170,043
Tama Home Co. Ltd. (b)	4,400	122,500
Tamron Co. Ltd.	3,800	143,396
TBS Holdings, Inc.	7,400	157,417
TDK Corp.	84,000	4,002,185
TechMatrix Corp.	5,400	67,107
TechnoPro Holdings, Inc.	24,600	648,241
Teijin Ltd.	36,400	345,074
Tenma Corp.	3,800	59,946
Terumo Corp.	145,300	4,763,630
T-Gaia Corp.	5,400	73,925
THK Co. Ltd.	33,400	654,946
TIS, Inc.	47,000	1,035,814
TKC Corp.	4,400	117,350
TKP Corp. (a)	4,400	56,116
Toa Corp. (b)	2,000	50,504
Toagosei Co. Ltd.	18,700	181,986
Tobu Railway Co. Ltd.	40,800	1,096,547
Tocalo Co. Ltd.	8,100	85,838
Toda Corp.	46,200	305,684
Toei Animation Co. Ltd.	1,800	241,694
Toei Co. Ltd. (b)	1,300	187,466
Toenec Corp.	1,200	38,899
Toho Bank Ltd.	30,200	61,480
Toho Co. Ltd.	24,600	832,156
Toho Gas Co. Ltd.	16,800	350,943
Toho Holdings Co. Ltd.	11,800	269,681
Toho Titanium Co. Ltd. (b)	6,300	84,727
Tohoku Electric Power Co., Inc.	92,600	629,835
Tokai Carbon Co. Ltd. (b)	41,400	301,147
Tokai Corp.	2,300	34,097
TOKAI Holdings Corp.	21,100	144,129
Tokai Rika Co. Ltd.	11,200	172,790
Tokai Tokyo Financial Holdings, Inc.	29,600	110,438
Token Corp.	1,100	71,783
Tokio Marine Holdings, Inc.	392,900	9,835,041
Tokushu Tokai Paper Co. Ltd.	2,000	55,824
Tokuyama Corp.	13,200	223,870
Tokyo Century Corp.	32,000	346,602
Tokyo Electric Power Co. Holdings, Inc. (a)	335,900	1,759,556
Tokyo Electron Device Ltd.	16,200	583,742
Tokyo Electron Ltd.	102,800	18,415,477
Tokyo Gas Co. Ltd.	83,500	1,917,811
Tokyo Kiraboshi Financial Group, Inc.	11,700	329,887
Tokyo Ohka Kogyo Co. Ltd.	20,700	456,933
Tokyo Seimitsu Co. Ltd.	8,300	510,493

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	15,900	$ 195,000
Tokyo Tatemono Co. Ltd.	50,600	758,031
Tokyotokeiba Co. Ltd. (b)	3,400	106,958
Tokyu Construction Co. Ltd.	17,300	97,802
Tokyu Corp.	109,200	1,333,049
Tokyu Fudosan Holdings Corp.	128,000	818,408
Tokyu REIT, Inc.	190	229,650
TOMONY Holdings, Inc.	28,300	78,488
Tomy Co. Ltd.	16,900	267,621
Topcon Corp.	17,200	185,445
TOPPAN Holdings, Inc.	51,600	1,440,247
Topre Corp.	7,000	93,247
Toray Industries, Inc.	295,600	1,537,128
Toridoll Holdings Corp.	11,200	321,986
Torii Pharmaceutical Co. Ltd.	3,800	95,822
Tosei Corp.	5,700	80,741
Toshiba TEC Corp.	6,800	140,891
Tosoh Corp.	67,500	862,303
Totetsu Kogyo Co. Ltd.	2,900	65,208
TOTO Ltd.	28,700	755,874
Towa Corp. (b)	4,300	217,471
Towa Pharmaceutical Co. Ltd.	5,600	93,426
Toyo Construction Co. Ltd.	16,800	142,165
Toyo Gosei Co. Ltd. (b)	1,400	82,820
Toyo Seikan Group Holdings Ltd.	44,400	720,264
Toyo Suisan Kaisha Ltd.	20,100	1,037,934
Toyo Tanso Co. Ltd.	1,800	61,094
Toyo Tire Corp.	28,200	472,067
Toyobo Co. Ltd.	20,100	150,700
Toyoda Gosei Co. Ltd.	12,600	236,440
Toyota Boshoku Corp.	23,400	371,382
Toyota Industries Corp.	31,800	2,593,985
Toyota Motor Corp.	2,315,940	42,555,274
Toyota Tsusho Corp.	45,900	2,704,903
Trancom Co. Ltd.	1,300	66,208
Transcosmos, Inc.	3,700	79,128
TRE Holdings Corp.	5,800	45,255
Trend Micro, Inc.	28,900	1,547,292
Tri Chemical Laboratories, Inc. (b)	5,600	143,396
Trusco Nakayama Corp.	8,700	150,945
TS Tech Co. Ltd.	24,500	296,475
Tsubakimoto Chain Co.	5,800	166,414
Tsuburaya Fields Holdings, Inc. (b)	23,600	212,932
Tsugami Corp.	12,500	107,728
Tsumura & Co.	10,400	195,968
Tsuruha Holdings, Inc. (b)	8,600	788,445
Tsurumi Manufacturing Co. Ltd.	3,300	86,959
TV Asahi Holdings Corp.	1,900	21,658
UACJ Corp.	7,300	199,355
UBE Corp.	19,000	308,625
Ulvac, Inc.	9,600	458,823
Security Description	Shares	Value
Unicharm Corp.	87,200	$ 3,153,253
Union Tool Co. (b)	2,400	56,859
United Arrows Ltd. (b)	6,600	88,387
United Super Markets Holdings, Inc. (b)	5,500	39,676
United Urban Investment Corp. REIT	602	615,323
Universal Entertainment Corp. (b)	3,600	58,732
Usen-Next Holdings Co. Ltd.	5,600	159,881
Ushio, Inc.	17,800	255,738
USS Co. Ltd.	44,400	893,165
UT Group Co. Ltd. (a) (b)	6,400	110,949
Valor Holdings Co. Ltd.	7,600	131,590
ValueCommerce Co. Ltd. (b)	3,400	35,379
Vector, Inc.	5,600	45,045
Vision, Inc. (a)	29,300	255,632
Visional, Inc. (a)	4,200	267,527
VT Holdings Co. Ltd.	20,000	73,344
Wacoal Holdings Corp.	7,800	185,345
Wacom Co. Ltd.	24,300	113,244
Wakita & Co. Ltd.	7,000	79,444
WDB Holdings Co. Ltd.	4,900	76,917
WealthNavi, Inc. (a) (b)	8,600	118,953
Weathernews, Inc.	2,600	99,773
Welcia Holdings Co. Ltd.	18,800	328,847
West Holdings Corp. (b)	3,110	68,055
West Japan Railway Co.	46,800	1,952,268
WingArc1st, Inc.	3,500	76,341
Workman Co. Ltd. (b)	3,800	112,129
W-Scope Corp. (a) (b)	9,700	61,580
Yakult Honsha Co. Ltd.	56,200	1,262,487
YAMABIKO Corp.	6,300	66,852
Yamada Holdings Co. Ltd.	125,200	389,330
Yamaguchi Financial Group, Inc.	37,300	334,292
Yamaha Corp.	27,900	644,562
Yamaha Motor Co. Ltd. (b)	192,900	1,723,348
YA-MAN Ltd. (b)	3,100	22,121
Yamato Holdings Co. Ltd.	57,000	1,053,437
Yamato Kogyo Co. Ltd.	7,700	406,410
Yamazaki Baking Co. Ltd.	24,500	558,888
Yamazen Corp.	8,300	70,236
Yaoko Co. Ltd. (b)	5,200	297,622
Yaskawa Electric Corp.	52,000	2,172,507
Yellow Hat Ltd.	4,700	58,842
Yodogawa Steel Works Ltd.	4,400	119,067
Yokogawa Bridge Holdings Corp.	6,900	124,169
Yokogawa Electric Corp.	55,000	1,049,050
Yokohama Rubber Co. Ltd. (b)	24,800	568,722
Yokorei Co. Ltd. (b)	11,000	81,848
Yonex Co. Ltd. (b)	14,000	132,870
Yoshinoya Holdings Co. Ltd.	14,000	318,272
Yuasa Trading Co. Ltd.	3,200	107,590
Yurtec Corp.	5,500	43,850

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Zenkoku Hosho Co. Ltd.	11,000	$ 414,704
Zenrin Co. Ltd.	3,600	22,318
Zensho Holdings Co. Ltd.	19,700	1,032,510
Zeon Corp.	29,100	270,503
ZERIA Pharmaceutical Co. Ltd.	2,600	37,198
Zojirushi Corp. (b)	9,400	99,414
ZOZO, Inc. (b)	32,400	729,678
Zuken, Inc.	3,500	100,298
		985,962,037
JERSEY — 0.0% (f)
Arcadium Lithium PLC CDI (a) (b)	131,183	1,003,437
JTC PLC (d)	33,964	353,090
		1,356,527
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	35,814	816,780
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (a)	402,690	667,109
Al Ahli Bank of Kuwait KSCP	102,661	77,852
Boubyan Bank KSCP	297,587	581,130
Boubyan Petrochemicals Co. KSCP	71,706	136,527
Boursa Kuwait Securities Co. KPSC	8,000	44,889
Burgan Bank SAK	245,463	137,411
Commercial Real Estate Co. KSC	271,141	90,013
Gulf Bank KSCP	392,637	359,092
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	80,003
Humansoft Holding Co. KSC	14,849	164,269
Jazeera Airways Co. KSCP	15,731	71,116
Kuwait Finance House KSCP	1,755,162	4,147,266
Kuwait International Bank KSCP	234,666	114,564
Kuwait Projects Co. Holding KSCP (a)	591,156	202,022
Kuwait Real Estate Co. KSC	114,504	76,398
Mabanee Co. KPSC	131,340	360,357
Mezzan Holding Co. KSCC	29,758	55,690
Mobile Telecommunications Co. KSCP	435,676	718,919
National Bank of Kuwait SAKP	1,582,842	4,605,568
National Industries Group Holding SAK	306,180	203,290
National Real Estate Co. KPSC (a)	177,093	38,099
Salhia Real Estate Co. KSCP	41,870	58,461
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	38,467
Security Description	Shares	Value
Warba Bank KSCP	153,709	$ 93,051
		13,121,563
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (a)	2,687	6,372
LUXEMBOURG — 0.1%
Aperam SA (b)	15,447	561,049
ArcelorMittal SA	110,519	3,134,528
Eurofins Scientific SE	28,447	1,853,386
Reinet Investments SCA	31,803	810,766
SES SA	83,968	552,821
		6,912,550
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	478,000	2,678,154
Sands China Ltd. (a)	521,200	1,525,177
SJM Holdings Ltd. (a) (b)	521,249	164,881
		4,368,212
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	209,800	154,782
AMMB Holdings Bhd.	430,700	375,867
Axiata Group Bhd.	730,611	378,423
Axis Real Estate Investment Trust	240,886	93,838
Bank Islam Malaysia Bhd.	65,900	31,695
Bermaz Auto Bhd.	173,300	89,007
British American Tobacco Malaysia Bhd.	23,500	47,511
Bursa Malaysia Bhd.	132,900	199,856
Carlsberg Brewery Malaysia Bhd. Class B	27,200	114,128
CELCOMDIGI Bhd.	778,500	691,247
Chin Hin Group Bhd. (a)	124,000	95,260
CIMB Group Holdings Bhd.	1,589,760	2,023,960
CTOS Digital Bhd.	342,900	105,221
D&O Green Technologies Bhd. (a)	50,200	39,548
Dialog Group Bhd.	687,100	309,531
DRB-Hicom Bhd.	194,800	58,928
Fraser & Neave Holdings Bhd.	40,800	250,039
Frontken Corp. Bhd.	224,450	158,263
Gamuda Bhd.	420,014	419,557
Genting Bhd.	683,000	686,716
Genting Malaysia Bhd.	968,600	567,037
Greatech Technology Bhd. (a)	38,300	40,009
Hartalega Holdings Bhd. (a)	334,300	196,433
Heineken Malaysia Bhd.	28,800	151,302
Hong Leong Bank Bhd.	183,932	756,543
IHH Healthcare Bhd.	479,600	629,377
IJM Corp. Bhd.	331,300	135,548
Inari Amertron Bhd.	564,000	369,454
IOI Corp. Bhd.	520,700	445,343
IOI Properties Group Bhd.	371,500	141,485

See accompanying notes to financial statements.
141

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Kossan Rubber Industries Bhd.	156,300	$ 62,928
KPJ Healthcare Bhd.	431,700	135,288
Kuala Lumpur Kepong Bhd.	114,269	542,622
Magnum Bhd.	110,393	26,187
Malakoff Corp. Bhd.	123,000	16,998
Malayan Banking Bhd.	1,314,265	2,542,724
Malaysia Airports Holdings Bhd.	224,741	359,977
Malaysia Building Society Bhd.	371,600	57,418
Malaysian Pacific Industries Bhd.	23,900	146,677
Maxis Bhd.	577,200	483,617
Mega First Corp. Bhd.	55,600	44,649
MISC Bhd.	271,700	431,054
MR DIY Group M Bhd. (d)	669,900	211,394
My EG Services Bhd.	1,074,193	190,526
Nestle Malaysia Bhd.	19,800	506,742
Pentamaster Corp. Bhd.	53,300	53,358
Petronas Chemicals Group Bhd.	592,900	923,866
Petronas Dagangan Bhd.	50,900	241,927
Petronas Gas Bhd.	171,800	650,559
PPB Group Bhd.	148,480	467,898
Press Metal Aluminium Holdings Bhd.	812,300	850,307
Public Bank Bhd.	3,392,500	3,167,318
QL Resources Bhd.	278,750	346,390
RHB Bank Bhd.	502,694	596,231
Scientex Bhd.	136,600	113,264
Sime Darby Bhd.	671,935	343,645
Sime Darby Plantation Bhd.	420,943	408,576
Sime Darby Property Bhd.	527,135	71,700
SKP Resources Bhd.	339,125	58,304
SP Setia Bhd. Group	134,214	23,367
Sports Toto Bhd.	118,836	38,276
Sunway Real Estate Investment Trust	449,800	150,749
Supermax Corp. Bhd.	400,272	81,884
Syarikat Takaful Malaysia Keluarga Bhd. (a)	36,789	29,623
Telekom Malaysia Bhd.	303,486	366,561
Tenaga Nasional Bhd.	565,000	1,234,516
TIME dotCom Bhd.	205,200	241,149
Top Glove Corp. Bhd. (a)	1,121,000	219,565
United Plantations Bhd.	33,700	130,546
UWC Bhd. (a)	40,400	30,948
ViTrox Corp. Bhd.	70,600	112,007
VS Industry Bhd.	444,000	78,751
Yinson Holdings Bhd.	197,960	107,704
YTL Power International Bhd.	453,200	250,517
		26,904,215
MALTA — 0.0% (f)
Kambi Group PLC (a)	4,950	82,370
Security Description	Shares	Value
Kindred Group PLC SDR	46,815	$ 433,317
		515,687
MEXICO — 0.8%
Alfa SAB de CV Class A	739,800	595,877
Alpek SAB de CV	68,500	51,129
Alsea SAB de CV (a)	104,100	394,405
America Movil SAB de CV Class B	4,006,600	3,723,989
Arca Continental SAB de CV	119,900	1,312,744
Banco del Bajio SA (d)	178,400	598,371
Bolsa Mexicana de Valores SAB de CV	119,400	247,761
Borr Drilling Ltd. (a)	73,270	547,233
Cemex SAB de CV Series CPO (a)	3,238,764	2,528,357
Coca-Cola Femsa SAB de CV	122,095	1,160,568
Concentradora Fibra Danhos SA de CV REIT	88,800	109,909
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	231,669
Corp. Inmobiliaria Vesta SAB de CV (b)	203,400	809,901
FIBRA Macquarie Mexico REIT (d)	189,900	372,859
Fibra Uno Administracion SA de CV REIT	598,700	1,080,768
Fomento Economico Mexicano SAB de CV	411,200	5,366,276
Genomma Lab Internacional SAB de CV Class B	146,400	122,414
Gentera SAB de CV	278,600	387,929
Gruma SAB de CV Class B	38,450	706,447
Grupo Aeroportuario del Centro Norte SAB de CV (b)	60,954	647,028
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	87,200	1,526,393
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,299,574
Grupo Bimbo SAB de CV Class A (b)	297,300	1,508,928
Grupo Carso SAB de CV (b)	130,910	1,465,601
Grupo Financiero Banorte SAB de CV Class O	553,300	5,579,232
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	422,100	1,164,268
Grupo Mexico SAB de CV Class B	665,600	3,701,686
Grupo Rotoplas SAB de CV (b)	109,841	194,976
Grupo Televisa SAB Series CPO	583,400	390,667

See accompanying notes to financial statements.
142

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Grupo Traxion SAB de CV (a) (d)	138,500	$ 284,696
Industrias Penoles SAB de CV (a) (b)	45,920	673,134
Kimberly-Clark de Mexico SAB de CV Class A	342,900	772,889
La Comer SAB de CV (b)	127,600	329,276
Megacable Holdings SAB de CV (b)	86,200	193,020
Nemak SAB de CV (a) (d)	685,761	167,649
Operadora De Sites Mexicanos SAB de CV (b)	281,200	397,527
Orbia Advance Corp. SAB de CV (b)	234,557	521,068
Prologis Property Mexico SA de CV REIT	158,745	756,955
Promotora y Operadora de Infraestructura SAB de CV	43,590	472,902
Qualitas Controladora SAB de CV (b)	41,700	422,503
Regional SAB de CV	59,300	568,225
Southern Copper Corp.	19,600	1,686,972
TF Administradora Industrial S de Real de CV REIT	220,200	469,800
Wal-Mart de Mexico SAB de CV	1,108,800	4,686,103
		50,229,678
NETHERLANDS — 3.1%
Aalberts NV	22,994	997,217
ABN AMRO Bank NV GDR (d)	101,449	1,522,972
Adyen NV (a) (d)	4,690	6,043,932
Aegon Ltd.	355,705	2,062,094
Akzo Nobel NV	36,847	3,045,402
Alfen NV (a) (b) (d)	4,401	293,055
AMG Critical Materials NV	8,447	212,933
Arcadis NV	15,628	843,148
Argenx SE (a)	12,760	4,841,748
ASM International NV	10,142	5,265,020
ASML Holding NV	87,850	66,154,564
ASR Nederland NV	33,220	1,566,940
Basic-Fit NV (a) (b) (d)	10,532	327,618
BE Semiconductor Industries NV	16,700	2,517,183
Brunel International NV	7,083	87,475
Corbion NV	12,908	276,336
Eurocommercial Properties NV REIT	7,806	191,428
Euronext NV (d)	18,167	1,578,362
EXOR NV	22,539	2,253,243
Fastned BV CVA (a) (b)	5,083	152,165
Flow Traders Ltd.	8,122	161,137
Fugro NV (a)	21,781	417,207
Heineken Holding NV	27,995	2,368,831
Heineken NV	62,206	6,317,737
IMCD NV	12,387	2,155,804
ING Groep NV	781,782	11,680,994
Security Description	Shares	Value
JDE Peet's NV	26,490	$ 712,827
Koninklijke Ahold Delhaize NV	205,815	5,914,603
Koninklijke BAM Groep NV (b)	70,429	188,119
Koninklijke KPN NV	724,715	2,496,135
Koninklijke Philips NV	194,927	4,540,152
Koninklijke Vopak NV	14,651	492,648
NN Group NV	59,737	2,359,088
NSI NV REIT	5,625	116,568
OCI NV	26,058	755,318
Pharming Group NV (a) (b)	152,999	174,250
PostNL NV (b)	106,834	166,754
Randstad NV	23,765	1,489,014
Redcare Pharmacy NV (a) (d)	4,128	600,095
SBM Offshore NV	29,643	407,677
Shell PLC	1,443,078	47,306,222
Sligro Food Group NV	3,660	64,122
TKH Group NV	8,595	375,031
TomTom NV (a) (b)	14,221	100,303
Universal Music Group NV	177,056	5,048,047
Van Lanschot Kempen NV ADR	7,795	242,393
Vastned Retail NV REIT	2,401	53,311
Wereldhave NV REIT	8,129	129,846
Wolters Kluwer NV	53,963	7,671,837
		204,738,905
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	315,047	126,665
Auckland International Airport Ltd.	282,282	1,572,796
Contact Energy Ltd.	202,923	1,029,130
Fisher & Paykel Healthcare Corp. Ltd.	125,084	1,869,047
Fletcher Building Ltd.	234,710	710,340
Goodman Property Trust REIT	225,549	325,598
Infratil Ltd.	177,156	1,125,028
Kiwi Property Group Ltd. REIT	270,847	150,051
Mercury NZ Ltd.	202,164	844,801
Meridian Energy Ltd.	275,460	966,217
Oceania Healthcare Ltd.	187,019	89,992
Ryman Healthcare Ltd. (a)	134,966	504,177
Spark New Zealand Ltd.	391,559	1,284,202
Xero Ltd. (a)	31,122	2,384,813
		12,982,857
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	368,566
NORWAY — 0.5%
Aker ASA Class A	4,585	300,679
Aker BP ASA	69,027	2,008,476
Aker Carbon Capture ASA (a)	106,133	141,919
Aker Solutions ASA	65,906	272,691
Austevoll Seafood ASA	20,148	147,107

See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Avance Gas Holding Ltd. (d)	4,125	$ 60,764
Belships ASA	52,467	94,956
Bluenord ASA (a)	4,642	227,399
Borregaard ASA	18,743	316,330
BW Offshore Ltd.	28,194	62,242
Crayon Group Holding ASA (a) (d)	24,500	204,334
DNB Bank ASA	199,917	4,252,004
DNO ASA	65,996	65,439
DOF Group ASA (a)	31,997	178,673
Elkem ASA (d)	56,997	118,757
Entra ASA (d)	21,977	249,726
Equinor ASA	194,596	6,172,800
Europris ASA (d)	43,267	326,983
FLEX LNG Ltd.	7,577	222,631
Frontline PLC	39,003	779,238
Gjensidige Forsikring ASA	45,151	833,602
Golden Ocean Group Ltd.	34,702	336,301
Gram Car Carriers ASA	2,530	51,817
Grieg Seafood ASA	7,676	51,623
Hexagon Composites ASA (a)	16,673	47,413
Hoegh Autoliners ASA	48,293	438,673
Kitron ASA	33,077	109,109
Kongsberg Gruppen ASA	19,795	907,135
Leroy Seafood Group ASA	69,854	287,788
Mowi ASA	99,176	1,777,330
MPC Container Ships ASA	56,147	73,669
NEL ASA (a)	329,737	223,706
Nordic Semiconductor ASA (a)	37,476	464,958
Norsk Hydro ASA	284,972	1,919,325
Norske Skog ASA (d)	55,138	224,772
Norwegian Air Shuttle ASA (a)	131,941	139,272
Nykode Therapeutics ASA (a)	57,689	121,562
Odfjell Drilling Ltd.	17,545	68,067
Orkla ASA	162,997	1,265,367
PGS ASA (a)	161,632	136,331
Protector Forsikring ASA	15,594	276,389
Salmar ASA	16,387	918,448
Schibsted ASA Class A	15,794	455,047
Schibsted ASA Class B	21,027	572,690
Seadrill Ltd. (a)	7,600	358,085
SpareBank 1 Nord Norge	20,807	211,436
Sparebank 1 Oestlandet	5,849	76,369
SpareBank 1 SMN	29,179	407,415
SpareBank 1 SR-Bank ASA	42,521	539,693
Stolt-Nielsen Ltd.	6,169	189,218
Storebrand ASA	95,518	846,858
Telenor ASA	154,206	1,770,476
TGS ASA	25,936	337,617
TOMRA Systems ASA	51,154	621,814
Veidekke ASA	21,229	213,634
Wallenius Wilhelmsen ASA	19,594	171,713
		33,647,870
Security Description	Shares	Value
PERU — 0.0%
Cia de Minas Buenaventura SAA ADR	44,100	$ 672,084
Credicorp Ltd.	15,000	2,248,950
Hochschild Mining PLC (a)	71,260	97,292
PetroTal Corp. (b)	137,000	82,079
		3,100,405
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	272,094
Alliance Global Group, Inc.	450,900	91,849
AREIT, Inc.	100,200	60,437
Ayala Corp.	47,160	579,972
Ayala Land, Inc.	1,538,400	957,072
Bank of the Philippine Islands	463,760	869,314
BDO Unibank, Inc.	479,271	1,129,478
Bloomberry Resorts Corp. (a)	741,800	131,816
Cebu Air, Inc. (a)	4,500	2,641
Century Pacific Food, Inc.	145,200	81,155
Converge Information & Communications Technology Solutions, Inc. (a)	208,200	31,507
D&L Industries, Inc.	337,900	38,504
DMCI Holdings, Inc.	571,200	100,779
GT Capital Holdings, Inc.	17,217	183,441
International Container Terminal Services, Inc.	171,900	766,139
JG Summit Holdings, Inc.	515,090	354,866
Jollibee Foods Corp.	84,280	382,627
LT Group, Inc.	314,800	51,050
Manila Electric Co.	63,940	460,714
Manila Water Co., Inc.	223,300	75,005
Megaworld Corp.	1,365,000	48,561
Metropolitan Bank & Trust Co.	379,496	351,569
MREIT, Inc.	312,900	69,502
PLDT, Inc.	13,395	309,385
Puregold Price Club, Inc.	338,780	164,572
Robinsons Land Corp.	375,144	107,987
Robinsons Retail Holdings, Inc.	77,600	55,564
Security Bank Corp.	88,110	113,767
SM Investments Corp.	48,535	764,289
SM Prime Holdings, Inc.	1,854,000	1,101,519
Synergy Grid & Development Phils, Inc.	202,800	23,988
TELUS International CDA, Inc. (a) (b)	22,100	190,731
Universal Robina Corp.	280,030	597,735
Wilcon Depot, Inc.	99,300	37,479
		10,557,108
POLAND — 0.3%
Alior Bank SA (a)	22,775	442,150
Allegro.eu SA (a) (d)	114,993	974,542
Asseco Poland SA	9,859	183,278
Bank Millennium SA (a)	87,519	185,955

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Bank Polska Kasa Opieki SA	38,086	$ 1,472,688
Budimex SA	2,653	422,348
CCC SA (a)	7,588	118,019
CD Projekt SA	14,245	416,600
Cyfrowy Polsat SA (a)	52,228	163,767
Dino Polska SA (a) (d)	10,332	1,210,491
Enea SA (a)	55,046	128,367
Eurocash SA	12,734	53,919
Grupa Azoty SA (a)	4,618	29,007
Grupa Kety SA	2,005	379,865
InPost SA (a)	49,382	682,691
Jastrzebska Spolka Weglowa SA (a)	9,529	101,851
KGHM Polska Miedz SA	31,023	968,026
KRUK SA	3,415	414,255
LPP SA	243	1,000,488
mBank SA (a)	2,974	404,626
Orange Polska SA	136,372	282,298
ORLEN SA	128,575	2,141,691
PGE Polska Grupa Energetyczna SA (a)	179,697	396,570
Powszechna Kasa Oszczednosci Bank Polski SA (a)	185,756	2,377,072
Powszechny Zaklad Ubezpieczen SA	131,607	1,582,062
Santander Bank Polska SA	7,161	891,972
Tauron Polska Energia SA (a)	218,537	207,519
Text SA	3,746	110,315
Warsaw Stock Exchange	6,425	69,442
XTB SA (d)	6,081	58,486
		17,870,360
PORTUGAL — 0.1%
Altri SGPS SA	11,642	59,158
Banco Comercial Portugues SA Class R (a)	1,663,340	504,185
Corticeira Amorim SGPS SA	7,984	80,610
CTT-Correios de Portugal SA	16,915	65,211
EDP - Energias de Portugal SA	677,243	3,407,671
Galp Energia SGPS SA	102,266	1,506,995
Greenvolt-Energias Renovaveis SA (a) (b)	10,498	94,860
Jeronimo Martins SGPS SA	61,165	1,556,719
Mota-Engil SGPS SA	18,415	80,555
Navigator Co. SA	56,434	221,182
NOS SGPS SA	43,721	154,549
REN - Redes Energeticas Nacionais SGPS SA	80,102	205,727
Semapa-Sociedade de Investimento e Gestao	5,579	82,582
Sonae SGPS SA	160,077	159,942
		8,179,946
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	95,790
Security Description	Shares	Value
Baladna (a)	275,933	$ 91,018
Barwa Real Estate Co.	488,520	386,549
Commercial Bank PSQC	702,354	1,147,763
Doha Bank QPSC	414,912	207,969
Dukhan Bank	467,458	513,164
Estithmar Holding QPSC (a)	90,909	51,609
Gulf International Services QSC	149,047	112,041
Gulf Warehousing Co.	42,346	36,135
Industries Qatar QSC	352,881	1,250,251
Masraf Al Rayan QSC	1,391,191	990,378
Medicare Group	24,653	36,895
Mesaieed Petrochemical Holding Co.	1,008,387	490,207
Ooredoo QPSC	169,195	506,516
Qatar Aluminum Manufacturing Co.	766,785	295,047
Qatar Electricity & Water Co. QSC	102,139	507,189
Qatar Fuel QSC	98,353	441,657
Qatar Gas Transport Co. Ltd.	579,399	550,596
Qatar International Islamic Bank QSC	172,323	498,842
Qatar Islamic Bank SAQ	354,012	2,032,093
Qatar National Bank QPSC	1,007,975	4,443,285
Qatar Navigation QSC	154,020	406,095
United Development Co. QSC	199,242	56,747
Vodafone Qatar QSC	302,258	156,068
		15,303,904
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	97,187	671,633
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (a) (c)	2,707,900	—
Gazprom PJSC (a) (c)	1,561,848	—
Gazprom PJSC ADR (a) (c)	107,570	—
Globaltrans Investment PLC GDR (a) (c)	26,586	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
LUKOIL PJSC ADR (a) (c)	6,598	—
MMC Norilsk Nickel PJSC (c)	9,503	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (a) (c)	53,100	—
Moscow Exchange MICEX-Rates PJSC (c)	191,435	—
Novatek PJSC GDR (a) (c)	13,594	—
Novolipetsk Steel PJSC (a) (c)	224,930	—
Ozon Holdings PLC ADR (a) (c)	6,439	—
PhosAgro PJSC (a) (c)	135	—
PhosAgro PJSC GDR (a) (c)	20,976	—
Polyus PJSC (a) (c)	4,492	—

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Polyus PJSC GDR (a) (c)	1,062	$ —
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (a) (c)	31,441	—
Sistema PJSFC GDR (a) (c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Surgutneftegas PJSC Preference Shares (c) (g)	802,100	—
Tatneft PJSC (c)	187,335	—
Tatneft PJSC ADR (a) (c)	3,048	—
TCS Group Holding PLC GDR (a) (c)	17,965	—
VK IPJSC GDR (a) (c)	17,475	—
VTB Bank PJSC (a) (c)	437,390,000	—
X5 Retail Group NV GDR (a) (c)	17,591	—
Yandex NV Class A (a) (c)	46,029	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	90,217	315,158
ACWA Power Co.	20,690	1,417,955
Advanced Petrochemical Co.	32,252	339,291
Al Hammadi Holding	27,000	429,840
Al Jouf Agricultural Development Co.	6,797	89,358
Al Masane Al Kobra Mining Co.	10,480	150,353
Al Moammar Information Systems Co.	3,626	128,602
Al Rajhi Bank	435,412	10,101,558
Al Rajhi Co. for Co-operative Insurance (a)	10,522	200,619
Alamar Foods	3,456	87,368
Alaseel Co.	41,322	51,460
Al-Dawaa Medical Services Co.	6,646	187,151
Aldrees Petroleum & Transport Services Co.	6,835	322,247
Alinma Bank	218,852	2,261,471
AlKhorayef Water & Power Technologies Co. (a)	1,564	80,911
Almarai Co. JSC	52,392	785,181
Almunajem Foods Co.	3,218	62,043
AlSaif Stores For Development & Investment Co.	22,275	52,807
Alujain Corp. (a)	7,396	78,299
Arab National Bank	148,412	1,003,265
Arabian Cement Co.	9,227	84,888
Arabian Contracting Services Co.	2,606	164,699
Arabian Internet & Communications Services Co.	5,390	497,605
Arriyadh Development Co.	18,294	102,544
Security Description	Shares	Value
Astra Industrial Group	6,255	$ 220,510
Ataa Educational Co.	3,559	68,523
Bank AlBilad	110,392	1,323,232
Bank Al-Jazira (a)	87,273	435,201
Banque Saudi Fransi	124,786	1,331,051
Bawan Co.	4,389	52,434
BinDawood Holding Co.	145,480	235,096
Bupa Arabia for Cooperative Insurance Co.	17,627	1,002,154
Catrion Catering Holding Co.	7,183	242,115
City Cement Co.	6,348	35,617
Co. for Cooperative Insurance	17,625	612,880
Dallah Healthcare Co.	9,649	441,538
Dar Al Arkan Real Estate Development Co. (a)	121,911	452,534
Dr Sulaiman Al Habib Medical Services Group Co.	18,942	1,433,531
Eastern Province Cement Co.	9,470	95,836
Elm Co.	5,065	1,100,793
Emaar Economic City (a)	74,864	158,113
Etihad Etisalat Co.	84,453	1,112,528
Fawaz Abdulaziz Al Hokair & Co. (a)	6,323	29,676
First Milling Co.	5,996	118,321
Herfy Food Services Co.	2,033	17,402
Jadwa REIT Saudi Fund	30,786	108,367
Jamjoom Pharmaceuticals Factory Co.	3,047	92,791
Jarir Marketing Co.	117,190	488,760
Leejam Sports Co. JSC	5,409	291,653
Maharah Human Resources Co.	7,961	166,013
Methanol Chemicals Co. (a)	5,913	31,694
Middle East Healthcare Co. (a)	11,802	278,842
Middle East Paper Co.	18,521	168,418
Mobile Telecommunications Co. Saudi Arabia	86,172	324,466
Mouwasat Medical Services Co.	20,048	597,698
Nahdi Medical Co.	8,502	310,606
Najran Cement Co.	15,550	46,940
National Agriculture Development Co. (a)	61,702	459,063
National Co. for Learning & Education	2,895	92,486
National Gas & Industrialization Co.	6,570	117,559
National Industrialization Co. (a)	89,787	294,501
National Medical Care Co.	5,781	268,855
Northern Region Cement Co.	17,439	49,015
Perfect Presentation For Commercial Services Co. (a)	8,460	54,550
Power & Water Utility Co. for Jubail & Yanbu	8,122	135,800

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Qassim Cement Co.	8,869	$ 150,655
Rabigh Refining & Petrochemical Co. (a)	92,372	256,671
Retal Urban Development Co.	89,148	201,831
Riyad Bank	312,485	2,379,052
Riyad REIT Fund	26,343	61,818
Riyadh Cables Group Co.	7,589	186,588
SABIC Agri-Nutrients Co.	51,220	1,887,628
Sahara International Petrochemical Co.	91,006	826,335
Saudi Arabia Refineries Co.	2,251	53,784
Saudi Arabian Mining Co. (a)	274,000	3,225,893
Saudi Arabian Oil Co. (d)	617,008	5,437,897
Saudi Aramco Base Oil Co.	10,246	386,889
Saudi Automotive Services Co.	5,950	117,889
Saudi Awwal Bank	215,712	2,162,872
Saudi Basic Industries Corp.	195,721	4,347,616
Saudi Cement Co.	14,485	202,790
Saudi Ceramic Co.	7,008	50,925
Saudi Chemical Co. Holding	167,160	190,785
Saudi Co. For Hardware CJSC (a)	5,311	54,314
Saudi Electricity Co.	178,610	903,052
Saudi Fisheries Co. (a)	5,167	33,344
Saudi Ground Services Co. (a)	13,747	131,971
Saudi Industrial Investment Group	74,827	442,976
Saudi Investment Bank	91,863	389,499
Saudi Kayan Petrochemical Co. (a)	167,662	485,549
Saudi National Bank	650,308	6,711,179
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	10,157	102,112
Saudi Public Transport Co. (a)	16,546	90,275
Saudi Real Estate Co. (a)	23,689	101,073
Saudi Research & Media Group (a)	7,750	352,987
Saudi Tadawul Group Holding Co.	11,748	575,182
Saudi Telecom Co.	445,057	4,800,682
Saudia Dairy & Foodstuff Co.	3,420	303,696
Savola Group	57,324	570,947
Seera Group Holding (a)	26,096	185,108
Sinad Holding Co. (a)	26,480	92,362
Southern Province Cement Co.	12,949	147,446
Sustained Infrastructure Holding Co.	8,180	65,331
Tanmiah Food Co.	2,556	69,251
Theeb Rent A Car Co.	7,227	125,653
United Electronics Co.	7,266	170,703
United International Transportation Co.	5,610	117,735
Security Description	Shares	Value
Yamama Cement Co.	20,429	$ 187,130
Yanbu Cement Co.	15,788	145,039
Yanbu National Petrochemical Co.	60,223	610,260
		73,984,609
SINGAPORE — 1.0%
AEM Holdings Ltd. (b)	74,900	196,463
AIMS APAC REIT	112,100	110,477
Best World International Ltd. (a)	27,700	36,119
BW LPG Ltd. (d)	19,392	288,903
CapitaLand Ascendas REIT	824,574	1,894,064
CapitaLand Ascott Trust REIT	453,485	340,346
CapitaLand China Trust REIT	303,800	214,187
Capitaland India Trust	200,300	173,104
CapitaLand Integrated Commercial Trust REIT	1,146,129	1,789,876
CapitaLand Investment Ltd.	571,500	1,369,070
CDL Hospitality Trusts REIT	187,168	157,499
City Developments Ltd.	116,600	587,817
ComfortDelGro Corp. Ltd.	436,800	463,589
DBS Group Holdings Ltd.	394,468	9,991,036
Digital Core REIT Management Pte. Ltd.	126,900	81,850
ESR-LOGOS REIT	1,527,420	370,536
Far East Hospitality Trust REIT	140,900	71,032
Frasers Centrepoint Trust REIT	280,192	480,050
Frasers Hospitality Trust REIT	135,000	50,660
Frasers Logistics & Commercial Trust REIT	579,639	505,333
Genting Singapore Ltd.	1,328,300	1,006,974
Grab Holdings Ltd. Class A (a)	411,300	1,386,081
Hafnia Ltd.	62,027	428,754
Hong Fok Corp. Ltd.	61,000	42,082
iFAST Corp. Ltd.	23,300	145,018
IGG, Inc. (a)	181,000	75,102
Jardine Cycle & Carriage Ltd.	20,000	451,217
Kenon Holdings Ltd.	5,301	128,738
Keppel Corp. Ltd.	320,300	1,716,717
Keppel DC REIT	326,100	482,067
Keppel Infrastructure Trust	791,175	299,892
Keppel REIT	477,560	336,692
Lendlease Global Commercial REIT	315,527	154,283
Mapletree Industrial Trust REIT	505,150	961,206
Mapletree Logistics Trust REIT	805,047	1,061,922
Mapletree Pan Asia Commercial Trust REIT	560,268	666,834
Nanofilm Technologies International Ltd.	42,200	29,272
Netlink NBN Trust	570,700	363,420

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Olam Group Ltd.	198,325	$ 156,363
Oversea-Chinese Banking Corp. Ltd.	731,411	7,208,205
Paragon REIT	269,900	181,079
Parkway Life Real Estate Investment Trust	87,600	243,721
Raffles Medical Group Ltd.	139,876	114,522
Riverstone Holdings Ltd.	100,800	53,873
Sasseur Real Estate Investment Trust	189,800	98,562
SATS Ltd. (a)	208,536	434,746
Sea Ltd. ADR (a)	79,600	3,223,800
Seatrium Ltd. (a)	9,294,510	831,440
Sembcorp Industries Ltd.	196,600	791,408
Sheng Siong Group Ltd.	144,600	175,392
SIA Engineering Co. Ltd.	80,800	145,172
Singapore Airlines Ltd.	329,200	1,637,140
Singapore Exchange Ltd.	188,000	1,400,985
Singapore Post Ltd.	224,900	80,985
Singapore Technologies Engineering Ltd.	481,700	1,420,524
Singapore Telecommunications Ltd.	1,783,500	3,339,584
Starhill Global REIT	385,208	153,312
StarHub Ltd.	126,800	106,700
STMicroelectronics NV	147,621	7,378,082
Straits Trading Co. Ltd.	47,790	65,575
Suntec Real Estate Investment Trust	452,600	422,029
UMS Holdings Ltd.	309,000	313,896
United Overseas Bank Ltd.	273,093	5,889,998
UOL Group Ltd.	92,833	441,961
Venture Corp. Ltd.	69,100	712,949
Yangzijiang Financial Holding Ltd. (b)	370,300	91,235
		66,021,520
SOUTH AFRICA — 0.9%
Absa Group Ltd.	184,171	1,648,702
AECI Ltd.	27,750	166,447
African Rainbow Minerals Ltd.	19,779	216,312
Afrimat Ltd.	38,727	133,414
Anglo American Platinum Ltd.	14,406	759,392
Anglo American PLC	276,895	6,955,935
Aspen Pharmacare Holdings Ltd. (b)	85,908	955,969
Astral Foods Ltd.	3,513	28,156
AVI Ltd.	85,323	382,910
Barloworld Ltd.	32,805	141,714
Bid Corp. Ltd.	73,003	1,703,170
Bidvest Group Ltd.	63,929	881,949
Burstone Group Limited REIT	58,715	25,685
Capitec Bank Holdings Ltd.	18,888	2,092,899
Clicks Group Ltd.	54,168	964,761
Coronation Fund Managers Ltd. (b)	44,887	76,483
DataTec Ltd.	63,502	140,633
Security Description	Shares	Value
Dis-Chem Pharmacies Ltd. (b) (d)	55,496	$ 93,133
Discovery Ltd.	108,817	854,946
DRDGOLD Ltd.	44,155	38,076
Equites Property Fund Ltd. REIT	159,974	122,031
Exxaro Resources Ltd.	45,971	514,020
FirstRand Ltd.	1,084,128	4,357,854
Fortress Real Estate Investments Ltd. REIT (a)	237,535	179,377
Fortress Real Estate Investments Ltd. Class B, REIT (a)	395,213	153,439
Foschini Group Ltd. (b)	59,911	363,512
Gold Fields Ltd.	193,281	2,935,863
Grindrod Ltd.	30,822	19,315
Growthpoint Properties Ltd. REIT	731,511	467,207
Harmony Gold Mining Co. Ltd.	129,858	849,199
Hosken Consolidated Investments Ltd. (a)	23,694	262,496
Hyprop Investments Ltd. REIT	107,036	182,086
Impala Platinum Holdings Ltd.	193,719	966,821
Investec Ltd.	51,245	351,927
JSE Ltd.	20,858	105,433
Kumba Iron Ore Ltd.	12,546	421,765
Life Healthcare Group Holdings Ltd.	263,521	264,710
Momentum Metropolitan Holdings	228,762	273,826
Motus Holdings Ltd.	47,936	266,056
Mr Price Group Ltd.	48,289	414,064
MTN Group Ltd.	366,241	2,313,101
MultiChoice Group (a)	79,925	354,096
Naspers Ltd. Class N	42,074	7,196,581
Nedbank Group Ltd.	97,636	1,154,441
Netcare Ltd.	364,842	284,093
Ninety One Ltd.	38,097	89,516
Northam Platinum Holdings Ltd.	70,793	543,621
Oceana Group Ltd.	11,307	43,695
Old Mutual Ltd. (e)	851,334	607,979
Old Mutual Ltd. (e)	315,585	221,671
Omnia Holdings Ltd.	27,807	99,398
OUTsurance Group Ltd.	238,793	551,036
Pepkor Holdings Ltd. (d)	534,616	573,863
Pick n Pay Stores Ltd.	59,699	75,964
PSG Financial Services Ltd.	277,652	233,053
Redefine Properties Ltd. REIT	1,546,663	325,613
Remgro Ltd.	116,452	1,034,648
Resilient REIT Ltd.	55,944	135,489
Reunert Ltd.	47,667	156,236
Sanlam Ltd.	373,628	1,487,361
Santam Ltd.	7,575	118,702
Sappi Ltd. (b)	130,549	315,531

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Sasol Ltd.	124,816	$ 1,264,643
Scatec ASA (d)	35,708	288,844
Shoprite Holdings Ltd.	110,101	1,655,955
Sibanye Stillwater Ltd.	627,797	854,799
SPAR Group Ltd. (a)	38,271	246,734
Standard Bank Group Ltd.	287,486	3,271,406
Super Group Ltd.	99,955	162,606
Telkom SA SOC Ltd. (a) (b)	39,144	63,658
Thungela Resources Ltd.	37,800	317,902
Tiger Brands Ltd. (b)	36,103	397,385
Truworths International Ltd.	74,129	301,380
Vodacom Group Ltd.	141,169	818,259
Vukile Property Fund Ltd. REIT (b)	94,716	73,131
Wilson Bayly Holmes-Ovcon Ltd. (a)	22,889	162,786
Woolworths Holdings Ltd.	213,480	842,830
		60,369,693
SOUTH KOREA — 3.6%
ABLBio, Inc. (a)	7,302	139,474
Advanced Nano Products Co. Ltd.	2,134	199,829
Aekyung Chemical Co. Ltd.	2,911	34,695
AfreecaTV Co. Ltd.	1,389	92,320
Ahnlab, Inc.	2,297	122,885
Alteogen, Inc. (a)	7,194	550,205
Amorepacific Corp.	6,317	711,208
AMOREPACIFIC Group	4,655	105,722
Ananti, Inc. (a)	6,092	30,888
Asiana Airlines, Inc. (a)	10,835	93,888
BGF retail Co. Ltd.	1,557	158,734
BH Co. Ltd.	3,403	55,884
Bioneer Corp. (a)	5,103	131,943
BNK Financial Group, Inc.	60,750	336,792
Boryung	3,324	30,687
CANARIABIO, Inc.	12,561	50,228
Caregen Co. Ltd.	6,390	136,443
Cellivery Therapeutics, Inc. (a) (c)	6,215	24,177
Celltrion Pharm, Inc. (a)	4,042	289,364
Celltrion, Inc.	33,772	5,283,912
Chabiotech Co. Ltd. (a)	6,622	100,726
Cheil Worldwide, Inc.	15,138	223,679
Chong Kun Dang Pharmaceutical Corp.	2,276	231,329
Chunbo Co. Ltd. (a)	931	79,662
CJ CGV Co. Ltd. (a)	23,500	105,466
CJ CheilJedang Corp.	1,788	449,811
CJ Corp.	3,512	257,421
CJ ENM Co. Ltd. (a)	1,582	88,687
CJ Logistics Corp. (a)	1,971	194,667
Classys, Inc.	7,582	222,238
Com2uSCorp	2,104	80,458
Cosmax, Inc.	3,323	326,133
CosmoAM&T Co. Ltd. (a)	5,225	597,595
Cosmochemical Co. Ltd. (a)	4,945	149,744
Security Description	Shares	Value
Coway Co. Ltd.	14,121	$ 627,161
COWELL FASHION Co. Ltd.	5,735	25,516
Creative & Innovative System (a)	9,226	78,800
CS Wind Corp.	5,047	275,099
Cuckoo Homesys Co. Ltd.	1,764	29,379
Curexo, Inc. (a)	8,350	120,657
Daeduck Electronics Co. Ltd. (a)	8,563	179,850
Daejoo Electronic Materials Co. Ltd.	1,712	114,851
Daesang Corp.	4,987	80,348
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	168,909
Daewoong Co. Ltd.	2,154	34,537
Daewoong Pharmaceutical Co. Ltd.	1,213	110,007
Daishin Securities Co. Ltd.	3,580	39,750
Daou Data Corp.	2,499	26,719
Daou Technology, Inc.	6,450	89,596
Dawonsys Co. Ltd. (a)	3,177	34,412
DB HiTek Co. Ltd.	7,593	345,485
DB Insurance Co. Ltd.	11,291	733,797
Dear U Co. Ltd. (a)	7,301	181,972
Delivery Hero SE (a) (d)	37,139	1,026,050
Dentium Co. Ltd.	2,224	226,216
Devsisters Co. Ltd. (a)	551	20,750
DGB Financial Group, Inc.	26,545	174,988
DI Dong Il Corp.	3,206	72,813
DL E&C Co. Ltd.	6,686	187,150
DL Holdings Co. Ltd.	2,132	85,088
DN Automotive Corp.	454	25,769
Dong-A Socio Holdings Co. Ltd.	363	28,467
Dong-A ST Co. Ltd.	563	30,207
Dongjin Semichem Co. Ltd.	5,592	168,034
DongKook Pharmaceutical Co. Ltd.	4,240	53,202
Dongkuk Steel Mill Co. Ltd. (a)	7,685	71,844
Dongsuh Cos., Inc.	7,745	109,449
Dongwha Enterprise Co. Ltd. (a)	681	32,308
Doosan Bobcat, Inc.	11,020	431,251
Doosan Co. Ltd.	2,242	163,463
Doosan Enerbility Co. Ltd. (a)	96,849	1,195,667
Doosan Fuel Cell Co. Ltd. (a)	7,357	132,528
Doosan Tesna, Inc.	3,718	169,171
DoubleUGames Co. Ltd.	843	31,124
Douzone Bizon Co. Ltd.	2,524	56,736
Dreamtech Co. Ltd.	11,158	112,542
Duk San Neolux Co. Ltd. (a)	1,243	42,949
Ecopro BM Co. Ltd. (a)	10,649	2,381,328
Ecopro Co. Ltd. (a)	4,391	2,205,899
Ecopro HN Co. Ltd. (a)	2,376	126,927
E-MART, Inc. (a)	3,457	205,611
EMRO, Inc.	2,432	130,296

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
EM-Tech Co. Ltd.	4,136	$ 139,215
Enchem Co. Ltd. (a)	1,234	76,173
Eo Technics Co. Ltd.	1,483	176,062
Eoflow Co. Ltd. (a)	4,815	15,609
ESR Kendall Square REIT Co. Ltd.	16,720	47,386
Eugene Technology Co. Ltd. (a)	3,217	101,913
F&F Co. Ltd.	2,987	206,880
Fila Holdings Corp.	9,123	274,136
Foosung Co. Ltd.	13,563	126,163
GC Cell Corp.	1,225	43,278
GemVax & Kael Co. Ltd. (a)	3,211	33,110
Geolit Energy Co. Ltd. (a)	11,120	18,866
Giantstep, Inc. (a)	511	4,908
GOLFZON Co. Ltd.	868	62,140
Grand Korea Leisure Co. Ltd. (a)	3,328	34,859
Green Cross Corp.	1,262	122,976
Green Cross Holdings Corp.	5,248	66,624
GS Engineering & Construction Corp.	18,346	213,958
GS Holdings Corp.	11,346	360,316
GS Retail Co. Ltd.	6,723	120,324
HAESUNG DS Co. Ltd.	2,588	111,325
Han Kuk Carbon Co. Ltd.	18,930	171,089
Hana Financial Group, Inc.	64,576	2,176,099
Hana Materials, Inc.	2,047	79,788
Hana Micron, Inc.	5,811	131,525
Hana Technology Co. Ltd. (a)	1,848	98,721
Hana Tour Service, Inc. (a)	2,425	98,100
Hanall Biopharma Co. Ltd. (a)	12,699	436,809
Handsome Co. Ltd.	1,555	23,085
Hanil Cement Co. Ltd.	5,238	52,018
Hankook & Co. Co. Ltd.	2,676	32,414
Hankook Tire & Technology Co. Ltd.	18,375	647,741
Hanmi Pharm Co. Ltd.	1,542	422,048
Hanmi Science Co. Ltd.	6,614	201,311
Hanmi Semiconductor Co. Ltd. (a)	8,935	428,053
Hanon Systems	41,312	233,842
Hansae Co. Ltd.	2,164	35,369
Hansol Chemical Co. Ltd.	1,959	345,285
Hanssem Co. Ltd.	2,499	103,810
Hanwha Aerospace Co. Ltd.	10,677	1,032,135
Hanwha Corp.	8,951	178,964
Hanwha Investment & Securities Co. Ltd. (a)	13,008	35,149
Hanwha Life Insurance Co. Ltd. (a)	83,342	183,134
Hanwha Ocean Co. Ltd. (a)	14,844	289,296
Hanwha Solutions Corp. (a)	24,133	740,161
Hanwha Systems Co. Ltd.	37,056	499,489
Harim Holdings Co. Ltd.	12,382	74,702
HD Hyundai Co. Ltd.	8,826	433,796
Security Description	Shares	Value
HD Hyundai Construction Equipment Co. Ltd.	2,085	$ 83,698
HD Hyundai Electric Co. Ltd.	4,672	298,190
HD Hyundai Heavy Industries Co. Ltd.	4,406	441,318
HD Hyundai Infracore Co. Ltd.	22,092	139,286
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,613	808,535
HDC Hyundai Development Co-Engineering & Construction	6,351	71,997
Hite Jinro Co. Ltd.	4,760	83,159
HK inno N Corp.	3,166	109,270
HL Mando Co. Ltd.	6,581	201,073
HLB Life Science Co. Ltd. (a)	13,171	117,096
HLB, Inc. (a)	24,261	955,068
HMM Co. Ltd.	50,138	762,250
Hotel Shilla Co. Ltd.	5,903	299,756
HPSP Co. Ltd.	9,413	320,491
HSD Engine Co. Ltd. (a)	10,044	76,350
Hugel, Inc. (a)	1,296	150,340
HYBE Co. Ltd.	4,498	815,500
Hyosung Advanced Materials Corp.	422	130,902
Hyosung Corp.	1,820	89,453
Hyosung Heavy Industries Corp. (a)	1,007	126,588
Hyosung TNC Corp.	406	115,063
Hyundai Bioscience Co. Ltd. (a)	5,884	119,242
Hyundai Department Store Co. Ltd.	2,120	85,267
Hyundai Elevator Co. Ltd.	4,885	168,219
Hyundai Engineering & Construction Co. Ltd.	17,107	463,572
Hyundai Glovis Co. Ltd.	4,136	614,989
Hyundai Home Shopping Network Corp.	629	21,025
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	275,941
Hyundai Mipo Dockyard Co. Ltd.	5,058	333,430
Hyundai Mobis Co. Ltd.	13,446	2,474,340
Hyundai Motor Co.	30,250	4,779,777
Hyundai Motor Co. Preference Shares (e)	7,802	691,815
Hyundai Motor Co. Preference Shares (e)	4,833	425,922
Hyundai Rotem Co. Ltd. (a)	15,169	313,297
Hyundai Steel Co.	18,969	537,595
Hyundai Wia Corp.	3,319	167,767
Il Dong Pharmaceutical Co. Ltd. (a)	2,600	36,661
Iljin Hysolus Co. Ltd. (a)	3,038	62,156
Industrial Bank of Korea (a)	66,386	611,335
Innocean Worldwide, Inc.	1,628	27,051

See accompanying notes to financial statements.
150

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Innox Advanced Materials Co. Ltd.	3,006	$ 74,689
Intellian Technologies, Inc. (a)	1,883	106,000
INTOPS Co. Ltd.	1,469	30,797
IS Dongseo Co. Ltd. (a)	3,285	73,842
ISC Co. Ltd. (a)	5,870	365,992
i-SENS, Inc.	6,226	138,259
ISU Specialty Chemical (a)	1,405	172,475
IsuPetasys Co. Ltd.	12,315	281,603
ITM Semiconductor Co. Ltd.	206	4,119
Jahwa Electronics Co. Ltd. (a)	2,798	61,483
JB Financial Group Co. Ltd.	28,335	250,591
Jeio Co. Ltd. (a)	1,882	40,039
Jeisys Medical, Inc.	16,731	136,275
Jeju Air Co. Ltd. (a)	3,342	30,438
Jin Air Co. Ltd. (a)	2,445	22,364
JR Global Reit	58,381	184,948
Jusung Engineering Co. Ltd.	10,171	270,089
JW Pharmaceutical Corp.	1,608	44,386
JYP Entertainment Corp.	7,133	561,047
K Car Co. Ltd.	2,518	22,914
Kakao Corp. (a)	66,303	2,795,444
Kakao Games Corp. (a)	5,672	113,845
KakaoBank Corp. (a)	36,042	797,575
Kakaopay Corp. (a)	4,976	190,478
Kangwon Energy Co. Ltd. (a)	2,866	39,833
Kangwon Land, Inc.	21,244	263,921
KB Financial Group, Inc.	84,036	3,530,047
KCC Corp.	1,069	189,663
KCC Glass Corp.	1,162	37,037
KEPCO Engineering & Construction Co., Inc.	2,045	98,606
KEPCO Plant Service & Engineering Co. Ltd.	3,509	92,772
KG Chemical Corp.	7,635	40,609
KG Dongbusteel	4,738	32,742
KG Mobility Co. (a)	10,095	68,037
Kia Corp.	56,165	4,360,975
KIWOOM Securities Co. Ltd.	4,384	338,697
KMW Co. Ltd. (a)	4,866	46,812
Koh Young Technology, Inc.	11,662	149,861
Kolmar BNH Co. Ltd.	790	11,004
Kolmar Korea Co. Ltd.	2,978	123,939
Kolon Industries, Inc.	2,530	87,418
KoMiCo Ltd.	1,382	69,213
Korea Aerospace Industries Ltd.	20,387	791,482
Korea Electric Power Corp.	55,463	813,922
Korea Electric Terminal Co. Ltd.	599	34,882
Korea Gas Corp. (a)	8,763	168,061
Korea Investment Holdings Co. Ltd.	9,412	447,982
Korea Line Corp. (a)	17,625	29,491
Korea Petrochemical Ind Co. Ltd.	507	60,231
Korea Zinc Co. Ltd.	1,735	670,883
Security Description	Shares	Value
Korean Air Lines Co. Ltd. (a)	46,136	$ 856,161
Korean Reinsurance Co.	34,233	190,050
Krafton, Inc. (a)	6,268	942,220
KT Corp.	12,940	345,629
KT&G Corp.	22,240	1,500,626
Kum Yang Co. Ltd. (a)	7,826	663,560
Kumho Petrochemical Co. Ltd.	3,498	360,963
Kumho Tire Co., Inc. (a)	24,818	103,866
Kyung Dong Navien Co. Ltd.	1,463	53,617
L&C Bio Co. Ltd.	4,321	97,297
L&F Co. Ltd.	5,480	868,018
Lake Materials Co. Ltd. (a)	7,818	105,321
LEENO Industrial, Inc. (a)	3,095	486,635
LegoChem Biosciences, Inc. (a)	5,149	259,869
LG Chem Ltd.	10,909	4,226,719
LG Chem Ltd. Preference Shares	1,534	370,428
LG Corp.	20,385	1,359,633
LG Display Co. Ltd.	47,510	469,972
LG Electronics, Inc.	23,210	1,834,597
LG Energy Solution Ltd. (a)	10,264	3,406,988
LG H&H Co. Ltd.	2,348	647,209
LG Innotek Co. Ltd.	2,814	523,296
LG Uplus Corp.	46,209	367,046
LIG Nex1 Co. Ltd.	4,497	455,671
Lotte Chemical Corp.	4,266	507,455
Lotte Chilsung Beverage Co. Ltd.	412	46,897
Lotte Energy Materials Corp.	5,252	171,478
LOTTE Fine Chemical Co. Ltd.	2,494	112,316
LOTTE Reit Co. Ltd.	26,435	64,758
Lotte Rental Co. Ltd.	2,023	43,589
Lotte Shopping Co. Ltd.	2,741	159,620
Lotte Tour Development Co. Ltd. (a)	20,178	146,960
Lotte Wellfood Co. Ltd.	1,011	97,183
LS Corp.	3,546	256,609
LS Electric Co. Ltd.	3,457	196,485
Lunit, Inc. (a)	4,118	261,871
LX Holdings Corp. (a)	5,008	27,414
LX International Corp.	14,247	325,229
LX Semicon Co. Ltd.	2,737	184,464
Mcnex Co. Ltd.	1,909	44,838
MedPacto, Inc. (a)	1,283	7,212
Medytox, Inc.	1,333	249,439
MegaStudyEdu Co. Ltd.	1,164	54,860
Meritz Financial Group, Inc. (a)	35,084	1,609,958
Mezzion Pharma Co. Ltd. (a)	6,067	183,720
Mirae Asset Securities Co. Ltd.	56,403	334,152
MNTech Co. Ltd. (a)	4,310	59,334
Myoung Shin Industrial Co. Ltd. (a)	3,805	56,164

See accompanying notes to financial statements.
151

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Naturecell Co. Ltd. (a)	12,479	$ 77,418
NAVER Corp.	28,346	4,930,122
NCSoft Corp.	3,175	592,893
Neowiz (a)	1,925	39,833
Netmarble Corp. (a) (d)	5,495	247,892
Nexon Games Co. Ltd. (a)	6,243	72,614
NEXTIN, Inc.	1,384	74,578
NH Investment & Securities Co. Ltd.	36,806	295,214
NHN Corp. (a)	3,708	67,227
NICE Holdings Co. Ltd.	2,514	25,728
NICE Information Service Co. Ltd.	10,100	74,266
NKMax Co. Ltd. (a)	18,462	89,307
NongShim Co. Ltd.	723	228,481
OCI Co. Ltd.	993	85,815
OCI Holdings Co. Ltd.	2,996	247,050
Orion Corp.	4,950	446,226
Orion Holdings Corp.	5,222	59,198
Oscotec, Inc. (a)	5,686	101,764
Ottogi Corp.	406	126,097
Pan Ocean Co. Ltd.	57,731	167,424
Paradise Co. Ltd. (a)	12,649	130,821
Park Systems Corp.	970	130,674
Partron Co. Ltd.	11,769	74,384
Pearl Abyss Corp. (a)	6,377	191,870
People & Technology, Inc. (a)	3,700	144,794
Peptron, Inc.	2,601	81,288
PharmaResearch Co. Ltd.	1,311	111,464
PI Advanced Materials Co. Ltd.	1,584	37,512
Poongsan Corp.	1,946	59,231
Posco DX Co. Ltd.	10,654	613,811
POSCO Future M Co. Ltd.	6,712	1,870,959
POSCO Holdings, Inc.	15,664	6,075,136
Posco International Corp.	10,734	520,073
Posco M-Tech Co. Ltd.	4,127	94,211
PSK, Inc.	2,330	38,083
Rainbow Robotics (a)	3,635	496,747
S&S Tech Corp.	2,995	105,345
S-1 Corp.	3,092	144,048
Sam Chun Dang Pharm Co. Ltd.	2,749	164,995
Sam-A Aluminum Co. Ltd.	1,022	84,433
Sambu Engineering & Construction Co. Ltd. (a)	57,442	102,583
Samsung Biologics Co. Ltd. (a) (d)	3,792	2,237,689
Samsung C&T Corp.	18,677	1,877,996
Samsung Electro-Mechanics Co. Ltd.	12,818	1,524,744
Samsung Electronics Co. Ltd.	1,042,775	63,559,156
Samsung Electronics Co. Ltd. Preference Shares	182,524	8,829,292
Samsung Engineering Co. Ltd. (a)	33,867	762,593
Security Description	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	6,651	$ 1,358,190
Samsung Heavy Industries Co. Ltd. (a)	146,532	881,763
Samsung Life Insurance Co. Ltd.	18,430	988,829
Samsung SDI Co. Ltd.	12,027	4,407,752
Samsung SDS Co. Ltd.	8,356	1,102,974
Samsung Securities Co. Ltd.	14,135	422,546
Samyang Foods Co. Ltd.	895	150,105
Samyang Holdings Corp.	808	43,289
SD Biosensor, Inc. (a)	6,738	59,851
SeAH Besteel Holdings Corp.	1,754	33,843
SeAH Steel Holdings Corp.	1,440	268,344
Sebang Global Battery Co. Ltd.	1,623	73,343
Seegene, Inc.	5,723	101,760
Seojin System Co. Ltd. (a)	5,942	83,693
Seoul Semiconductor Co. Ltd.	9,084	71,662
SFA Engineering Corp.	4,891	115,449
SFA Semicon Co. Ltd. (a)	9,437	44,184
Shin Poong Pharmaceutical Co. Ltd. (a)	5,405	56,740
Shinhan Financial Group Co. Ltd.	96,676	3,013,853
Shinsegae International, Inc.	1,130	16,056
Shinsegae, Inc.	1,389	188,953
Shinsung Delta Tech Co. Ltd.	2,535	80,996
Shinsung E&G Co. Ltd. (a)	35,569	56,340
SillaJen, Inc. (a)	27,565	129,060
SIMMTECH Co. Ltd.	6,354	189,944
SK Biopharmaceuticals Co. Ltd. (a)	6,766	527,453
SK Bioscience Co. Ltd. (a)	5,336	298,309
SK Chemicals Co. Ltd.	1,680	87,789
SK Discovery Co. Ltd.	2,244	68,301
SK Gas Ltd.	498	57,228
SK Hynix, Inc.	119,179	13,094,051
SK IE Technology Co. Ltd. (a) (d)	6,160	377,377
SK Innovation Co. Ltd. (a)	13,123	1,429,581
SK Networks Co. Ltd.	38,191	170,509
SK oceanplant Co. Ltd. (a)	5,577	85,610
SK REITs Co. Ltd.	35,804	110,645
SK Square Co. Ltd. (a)	19,754	806,787
SK Telecom Co. Ltd.	11,658	453,502
SK, Inc.	8,511	1,176,301
SKC Co. Ltd.	3,596	252,968
SL Corp.	1,756	48,676
SM Entertainment Co. Ltd.	2,962	211,818
SNT Motiv Co. Ltd.	938	31,463
S-Oil Corp.	8,983	485,454
SOLUM Co. Ltd. (a)	10,424	220,961
Solus Advanced Materials Co. Ltd.	2,888	59,424
Soulbrain Co. Ltd.	779	183,878
SPG Co. Ltd.	2,642	73,850

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
ST Pharm Co. Ltd.	2,098	$ 110,447
STCUBE (a)	13,606	125,506
Studio Dragon Corp. (a)	2,238	89,492
Sungeel Hitech Co. Ltd. (a)	859	72,767
Sungwoo Hitech Co. Ltd.	9,530	70,149
Taihan Electric Wire Co. Ltd. (a)	11,787	92,253
TCC Steel	3,089	141,031
TKG Huchems Co. Ltd.	1,984	33,121
Tokai Carbon Korea Co. Ltd.	499	43,123
Unid Co. Ltd.	888	46,748
Value Added Technology Co. Ltd.	3,331	85,997
Vaxcell-Bio Therapeutics Co. Ltd. (a)	2,785	48,547
Voronoi, Inc. (a)	3,210	134,591
VT Co. Ltd. (a)	4,639	58,784
Webzen, Inc. (a)	4,173	52,977
Wemade Co. Ltd. (a)	3,116	147,344
Won Tech Co. Ltd.	14,625	105,949
WONIK IPS Co. Ltd.	5,486	144,615
Wonik QnC Corp.	1,915	42,675
Woori Financial Group, Inc.	132,876	1,341,244
W-Scope Chungju Plant Co. Ltd. (a)	4,231	146,191
Wysiwyg Studios Co. Ltd. (a)	12,676	37,303
YG Entertainment, Inc.	2,609	103,112
Youlchon Chemical Co. Ltd.	2,226	54,790
Young Poong Paper Manufacturing Co. Ltd.	4,427	9,642
Youngone Corp.	4,506	159,542
Youngone Holdings Co. Ltd.	1,025	62,078
Yuanta Securities Korea Co. Ltd.	18,956	37,532
Yuhan Corp.	14,954	798,847
Yunsung F&C Co. Ltd. (a)	554	48,608
Zinus, Inc.	2,123	26,869
		236,528,119
SPAIN — 1.6%
Acciona SA	5,526	813,703
Acerinox SA	44,014	518,047
ACS Actividades de Construccion y Servicios SA	47,461	2,105,501
Aena SME SA (d)	16,199	2,936,443
Almirall SA	17,407	162,001
Amadeus IT Group SA	97,304	6,973,749
AmRest Holdings SE (a)	15,970	108,030
Applus Services SA	23,743	262,277
Atresmedia Corp. de Medios de Comunicacion SA	10,812	42,925
Banco Bilbao Vizcaya Argentaria SA	1,288,488	11,708,300
Banco de Sabadell SA	1,215,373	1,494,271
Banco Santander SA	3,507,535	14,644,047
Bankinter SA (b)	149,492	957,130
Security Description	Shares	Value
Befesa SA (d)	8,540	$ 332,067
CaixaBank SA	891,216	3,668,180
Cellnex Telecom SA (a) (d)	122,074	4,808,718
Cia de Distribucion Integral Logista Holdings SA	14,361	388,348
CIE Automotive SA	7,659	217,605
Construcciones y Auxiliar de Ferrocarriles SA	3,468	124,888
Corp. ACCIONA Energias Renovables SA	14,223	441,177
Distribuidora Internacional de Alimentacion SA (a)	3,493,966	45,543
EDP Renovaveis SA	63,843	1,306,460
eDreams ODIGEO SA (a)	18,564	157,287
Enagas SA	51,726	872,229
Ence Energia y Celulosa SA	35,434	110,851
Endesa SA (b)	68,604	1,398,962
Faes Farma SA	63,508	221,687
Fluidra SA	20,810	433,319
Gestamp Automocion SA (d)	33,976	131,661
Global Dominion Access SA (d)	10,388	38,556
Grenergy Renovables SA (a) (b)	1,485	56,168
Grifols SA (a)	64,428	1,099,939
Iberdrola SA	1,315,508	17,249,200
Indra Sistemas SA (b)	38,675	598,113
Industria de Diseno Textil SA	235,609	10,262,269
Inmobiliaria Colonial Socimi SA REIT	60,223	435,741
Laboratorios Farmaceuticos Rovi SA	4,490	298,585
Lar Espana Real Estate Socimi SA REIT	11,653	79,166
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	102,412	96,273
Mapfre SA	194,717	417,928
Melia Hotels International SA (a) (b)	19,010	125,156
Merlin Properties Socimi SA REIT	70,254	780,717
Naturgy Energy Group SA	42,917	1,280,023
Neinor Homes SA (d)	7,187	83,837
Opdenergy Holdings SA (a) (b)	9,230	59,034
Pharma Mar SA	2,303	104,508
Prosegur Cash SA (b) (d)	40,918	24,272
Prosegur Compania de Seguridad SA	36,398	70,764
Redeia Corp. SA	85,530	1,408,708
Repsol SA	275,906	4,099,286
Sacyr SA	86,381	298,285
Solaria Energia y Medio Ambiente SA (a)	16,480	338,788
Talgo SA (d)	13,385	64,909
Tecnicas Reunidas SA (a)	12,804	118,102

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Telefonica SA	1,090,787	$ 4,258,251
Unicaja Banco SA (b) (d)	398,000	391,289
Vidrala SA	4,530	469,381
Viscofan SA (b)	9,803	580,428
		102,573,082
SWEDEN — 2.2%
AAK AB	44,512	992,900
AcadeMedia AB (d)	15,147	77,705
AddLife AB Class B	19,565	212,388
AddTech AB Class B	63,101	1,386,264
AFRY AB	18,947	262,645
Alfa Laval AB	63,909	2,558,174
Alimak Group AB (d)	12,150	98,981
Alleima AB	36,821	279,943
Arjo AB Class B	74,541	291,423
Assa Abloy AB Class B	216,491	6,236,185
Atea ASA	21,003	267,198
Atlas Copco AB Class A	580,174	9,991,139
Atlas Copco AB Class B	337,140	4,997,962
Atrium Ljungberg AB Class B	8,905	204,293
Attendo AB (a) (d)	18,258	65,402
Avanza Bank Holding AB (b)	25,087	581,256
Axfood AB	22,180	600,836
Beijer Ref AB (b)	83,137	1,112,855
Betsson AB Class B	26,995	290,633
Bilia AB Class A	14,418	192,567
Billerud Aktiebolag	46,642	473,925
BioArctic AB (a) (d)	7,654	203,391
BioGaia AB Class B	31,050	311,799
Biotage AB	25,774	341,936
Boliden AB	59,077	1,843,619
BoneSupport Holding AB (a) (d)	40,703	760,113
Boozt AB (a) (d)	10,974	147,331
Bravida Holding AB (d)	41,659	335,038
Bufab AB	6,983	267,739
Bure Equity AB	11,557	327,748
Calliditas Therapeutics AB Class B (a) (b)	5,556	70,071
Camurus AB (a)	6,510	347,532
Castellum AB (a)	81,901	1,164,575
Catena AB	6,047	282,854
Cibus Nordic Real Estate AB	9,643	128,122
Clas Ohlson AB Class B	7,371	115,562
Cloetta AB Class B	28,896	52,529
Coor Service Management Holding AB (d)	14,679	63,535
Corem Property Group AB Class B (b)	130,068	137,065
Creades AB Class A	14,930	106,517
Dios Fastigheter AB	40,777	350,401
Dometic Group AB (d)	69,010	617,114
Electrolux AB Class B (a)	43,281	464,253
Electrolux Professional AB Class B	48,576	265,104
Elekta AB Class B	74,156	605,737
Security Description	Shares	Value
Embracer Group AB (a) (b)	156,185	$ 423,944
Engcon AB (b)	40,688	376,687
Epiroc AB Class A	141,727	2,843,583
Epiroc AB Class B	89,219	1,561,666
EQT AB (b)	74,951	2,119,602
Essity AB Class B	130,511	3,237,570
Evolution AB (d)	39,584	4,722,027
Fabege AB (b)	53,473	574,108
Fastighets AB Balder Class B (a) (b)	140,823	999,386
Fortnox AB	109,565	655,356
Getinge AB Class B	48,209	1,072,975
Granges AB	22,094	254,311
H & M Hennes & Mauritz AB Class B (b)	148,300	2,599,041
Hemnet Group AB	31,894	763,974
Hexagon AB Class B	448,443	5,382,019
Hexatronic Group AB (b)	27,906	75,650
Hexpol AB	53,293	645,152
HMS Networks AB	6,563	323,922
Holmen AB Class B	19,373	818,338
Hufvudstaden AB Class A	20,682	291,621
Husqvarna AB Class B	84,931	699,313
Industrivarden AB Class A	28,073	916,188
Industrivarden AB Class C (b)	31,586	1,028,958
Indutrade AB	59,019	1,533,182
Instalco AB	32,669	132,584
Intrum AB (b)	19,978	138,330
Investment AB Latour Class B	29,918	778,687
Investment AB Oresund	3,443	36,487
Investor AB Class B	373,851	8,661,987
INVISIO AB	6,465	125,479
Inwido AB	14,516	194,740
JM AB (b)	12,817	225,744
Kinnevik AB Class B (a)	48,591	521,211
L E Lundbergforetagen AB Class B	18,666	1,015,365
Lifco AB Class B	48,201	1,182,324
Lindab International AB	17,669	349,072
Loomis AB	15,205	403,743
Medicover AB Class B	12,004	178,788
MEKO AB	8,779	95,300
MIPS AB	4,971	179,793
Modern Times Group MTG AB Class B (a)	15,662	133,886
Munters Group AB (d)	26,942	437,099
Mycronic AB (b)	14,704	419,328
NCAB Group AB (b)	38,365	278,853
NCC AB Class B (b)	16,244	202,449
New Wave Group AB Class B (b)	35,695	360,851
Nibe Industrier AB Class B	327,338	2,299,650
Nolato AB Class B	33,273	174,654
Nordnet AB publ	28,576	484,875
Norion Bank AB (a)	28,130	121,002
Note AB (a)	2,802	41,288

See accompanying notes to financial statements.
154

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
NP3 Fastigheter AB	5,090	$ 117,681
Nyfosa AB (b)	32,732	311,313
OX2 AB (a)	55,930	304,406
Pandox AB	24,135	360,186
Paradox Interactive AB	7,501	167,766
Peab AB Class B	29,673	168,124
Platzer Fastigheter Holding AB Class B	9,670	80,792
Ratos AB Class B	39,105	140,001
Resurs Holding AB (d)	16,411	38,887
Rvrc Holding AB	20,248	121,052
Saab AB Class B	16,642	1,003,357
Sagax AB Class B	47,064	1,295,470
Samhallsbyggnadsbolaget i Norden AB (b)	170,381	85,614
Sandvik AB	230,299	4,984,021
Scandic Hotels Group AB (a) (d)	24,676	113,661
Sdiptech AB Class B (a)	4,839	129,548
Sectra AB Class B (b)	27,773	496,769
Securitas AB Class B	106,228	1,039,106
Skandinaviska Enskilda Banken AB Class A	342,755	4,720,689
Skanska AB Class B	70,709	1,279,418
SKF AB Class B	71,915	1,436,466
SkiStar AB	6,323	75,102
SSAB AB Class A	51,377	390,916
SSAB AB Class B	158,764	1,214,300
Stillfront Group AB (a)	109,706	132,481
Storskogen Group AB Class B	248,688	228,654
Surgical Science Sweden AB (a)	5,185	93,895
Svenska Cellulosa AB SCA Class B (b)	127,696	1,914,582
Svenska Handelsbanken AB Class A	315,045	3,421,531
Svolder AB Class B	24,332	146,313
Sweco AB Class B	43,829	587,556
Swedbank AB Class A	183,380	3,699,316
SwedenCare AB	13,025	78,787
Swedish Orphan Biovitrum AB (a)	49,333	1,307,016
Synsam AB	7,200	32,721
Tele2 AB Class B	114,144	980,172
Telefonaktiebolaget LM Ericsson Class B	625,712	3,918,364
Telia Co. AB (b)	523,186	1,335,759
Thule Group AB (d)	21,956	598,036
Trelleborg AB Class B	48,108	1,611,580
Troax Group AB	8,337	204,830
Truecaller AB Class B (a) (b)	83,057	287,382
Vimian Group AB (a) (b)	58,507	171,843
Vitec Software Group AB Class B	11,478	666,846
Vitrolife AB	14,697	283,940
Volvo AB Class A	43,252	1,145,908
Security Description	Shares	Value
Volvo AB Class B	325,944	$ 8,464,062
Volvo Car AB Class B (a)	121,906	393,860
Wallenstam AB Class B (b)	67,760	367,784
Wihlborgs Fastigheter AB	56,602	529,353
Xvivo Perfusion AB (a)	4,152	135,752
		146,389,469
SWITZERLAND — 3.8%
ABB Ltd.	349,730	15,499,232
Accelleron Industries AG	20,411	636,836
Adecco Group AG	35,012	1,716,801
Alcon, Inc.	107,931	8,417,502
Allreal Holding AG	3,149	562,716
ALSO Holding AG	1,574	469,404
Arbonia AG	9,785	111,958
Aryzta AG (a)	198,438	365,919
Autoneum Holding AG (a) (b)	1,620	262,541
Avolta AG (a)	21,132	830,567
Bachem Holding AG (b)	7,819	603,856
Baloise Holding AG	10,022	1,569,417
Banque Cantonale Vaudoise	6,506	838,711
Barry Callebaut AG	807	1,360,581
Basilea Pharmaceutica AG (a)	2,131	89,377
Belimo Holding AG	2,334	1,286,175
Bell Food Group AG	471	142,142
BKW AG	4,709	836,447
Bossard Holding AG Class A	1,440	378,114
Bucher Industries AG	1,439	603,879
Burckhardt Compression Holding AG	655	394,564
Burkhalter Holding AG	1,578	173,802
Bystronic AG (b)	386	218,534
Cembra Money Bank AG	7,119	554,870
Chocoladefabriken Lindt & Spruengli AG (e)	205	2,457,613
Chocoladefabriken Lindt & Spruengli AG (e)	24	2,908,572
Cie Financiere Richemont SA Class A	114,074	15,688,309
Clariant AG	54,858	809,525
Coltene Holding AG	945	80,392
Comet Holding AG	2,088	657,919
Daetwyler Holding AG Bearer Shares (b)	1,529	354,614
DKSH Holding AG	8,338	578,553
DocMorris AG (a) (b)	3,347	293,283
dormakaba Holding AG	655	353,318
Dottikon Es Holding AG (a) (b)	702	191,003
DSM-Firmenich AG	40,169	4,082,288
EFG International AG	21,977	282,008
Emmi AG	446	482,749
EMS-Chemie Holding AG	1,557	1,259,808
Flughafen Zurich AG	4,830	1,007,721
Forbo Holding AG	192	240,442
Galenica AG (d)	10,800	933,523

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Geberit AG	7,220	$ 4,623,751
Georg Fischer AG	17,715	1,286,029
Givaudan SA	1,994	8,254,139
Gurit Holding AG Class BR (a) (b)	850	82,410
Helvetia Holding AG	8,200	1,129,187
Huber & Suhner AG	3,513	283,828
Idorsia Ltd. (a) (b)	23,820	59,830
Implenia AG	6,673	241,818
Inficon Holding AG	367	525,874
Interroll Holding AG	157	498,057
Intershop Holding AG	240	175,370
IWG PLC (a)	185,466	447,566
Julius Baer Group Ltd.	46,937	2,629,454
Kardex Holding AG	1,265	327,654
Komax Holding AG	788	187,719
Kuehne & Nagel International AG	12,151	4,183,877
Landis+Gyr Group AG	4,733	427,384
LEM Holding SA	117	288,451
Leonteq AG	1,998	81,544
Logitech International SA	35,497	3,363,917
Lonza Group AG	16,085	6,759,656
Medacta Group SA (d)	1,306	194,895
Medmix AG (d)	7,663	172,990
Meier Tobler Group AG	948	41,619
Metall Zug AG Class B	59	106,903
Meyer Burger Technology AG (a) (b)	641,354	148,975
Mobilezone Holding AG	8,564	139,604
Mobimo Holding AG	1,701	527,489
Novartis AG	445,737	44,947,067
OC Oerlikon Corp. AG	40,233	181,458
Orior AG	1,109	95,003
Partners Group Holding AG	4,902	7,064,844
PSP Swiss Property AG	9,774	1,365,677
Rieter Holding AG (b)	687	73,544
Sandoz Group AG (a)	92,633	2,978,256
Schindler Holding AG (e)	9,346	2,335,251
Schindler Holding AG (e)	5,172	1,225,942
Schweiter Technologies AG	187	115,313
Sensirion Holding AG (a) (d)	2,062	204,326
SFS Group AG	3,812	471,943
SGS SA	32,660	2,814,895
Siegfried Holding AG	869	887,430
SIG Group AG	71,621	1,646,607
Sika AG	33,451	10,878,083
SKAN Group AG	3,808	365,575
Sonova Holding AG	11,054	3,603,894
St Galler Kantonalbank AG Class A	651	380,166
Stadler Rail AG	11,837	425,859
Straumann Holding AG	24,109	3,884,252
Sulzer AG	4,059	414,267
Swatch Group AG (e)	10,835	567,079
Security Description	Shares	Value
Swatch Group AG Bearer Shares (e)	6,419	$ 1,743,460
Swiss Life Holding AG	6,502	4,511,576
Swiss Prime Site AG	17,413	1,858,918
Swisscom AG	5,829	3,504,395
Swissquote Group Holding SA	2,352	571,757
Tecan Group AG	2,853	1,164,047
Temenos AG	13,800	1,282,524
TX Group AG	797	114,392
u-blox Holding AG	1,683	199,764
UBS Group AG	717,384	22,246,447
Valiant Holding AG	3,826	433,672
VAT Group AG (d)	5,832	2,920,677
Vetropack Holding AG	2,150	99,881
Vontobel Holding AG	5,962	386,062
V-ZUG Holding AG (a)	233	17,939
Ypsomed Holding AG	928	334,087
Zehnder Group AG	1,784	113,401
Zurich Insurance Group AG	31,751	16,583,781
		252,789,086
TAIWAN — 4.6%
Ability Opto-Electronics Technology Co. Ltd.	39,000	219,840
AcBel Polytech, Inc.	176,775	236,733
Accton Technology Corp.	113,000	1,925,645
Acer, Inc.	577,000	1,011,473
Acter Group Corp. Ltd.	33,000	190,857
Actron Technology Corp.	15,148	91,558
ADATA Technology Co. Ltd.	46,672	156,635
Adimmune Corp. (a)	103,000	111,254
Advanced Ceramic X Corp.	15,000	119,744
Advanced Energy Solution Holding Co. Ltd.	7,000	171,747
Advanced Wireless Semiconductor Co. (a)	14,000	59,758
Advantech Co. Ltd.	101,855	1,234,586
AIC, Inc.	4,000	57,477
Alchip Technologies Ltd.	16,000	1,707,369
Alexander Marine Co. Ltd.	4,000	49,657
Allied Supreme Corp.	6,000	63,635
Amazing Microelectronic Corp.	10,403	41,015
Andes Technology Corp.	6,000	93,840
AP Memory Technology Corp.	19,000	290,350
Apex International Co. Ltd.	25,000	41,055
Arcadyan Technology Corp.	36,487	202,702
Ardentec Corp.	109,000	262,817
ASE Technology Holding Co. Ltd.	666,325	2,931,001
Asia Cement Corp.	570,000	769,831
Asia Optical Co., Inc.	27,000	61,759
Asia Polymer Corp.	43,860	33,441
Asia Vital Components Co. Ltd.	65,502	718,184
ASMedia Technology, Inc.	5,000	295,694

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
ASPEED Technology, Inc.	6,400	$ 650,625
ASROCK, Inc.	12,000	100,487
Asustek Computer, Inc.	149,000	2,376,485
AUO Corp.	1,439,800	851,481
AURAS Technology Co. Ltd.	20,000	229,713
BES Engineering Corp.	141,000	61,104
Bizlink Holding, Inc.	22,780	198,181
Bora Pharmaceuticals Co. Ltd.	13,092	272,586
Brighton-Best International Taiwan, Inc.	68,000	78,435
Capital Securities Corp.	222,000	118,268
Career Technology MFG. Co. Ltd.	61,200	44,269
Catcher Technology Co. Ltd.	141,000	891,286
Cathay Financial Holding Co. Ltd.	2,159,606	3,219,302
Cathay Real Estate Development Co. Ltd.	63,000	37,257
Center Laboratories, Inc.	95,592	137,982
Century Iron & Steel Industrial Co. Ltd.	31,000	176,260
Chailease Holding Co. Ltd.	338,968	2,131,631
Chang Hwa Commercial Bank Ltd.	1,190,938	694,605
Chang Wah Electromaterials, Inc.	39,000	44,349
Chang Wah Technology Co. Ltd.	155,000	168,684
Channel Well Technology Co. Ltd.	59,000	161,868
Charoen Pokphand Enterprise	38,500	120,554
Chenbro Micom Co. Ltd.	21,000	185,774
Cheng Loong Corp.	175,000	169,637
Cheng Shin Rubber Industry Co. Ltd.	387,000	566,178
Cheng Uei Precision Industry Co. Ltd.	59,000	92,853
Chia Hsin Cement Corp.	128,520	79,774
Chicony Electronics Co. Ltd.	144,491	823,901
Chicony Power Technology Co. Ltd.	16,000	75,854
Chief Telecom, Inc.	11,000	117,202
China Airlines Ltd.	604,000	426,080
China Bills Finance Corp.	81,000	39,853
China Development Financial Holding Corp. (a)	3,727,908	1,524,421
China General Plastics Corp.	144,427	104,942
China Man-Made Fiber Corp. (a)	277,680	73,920
China Metal Products	76,000	103,882
China Motor Corp.	83,000	305,599
China Petrochemical Development Corp. (a)	734,221	233,732
China Steel Chemical Corp.	20,000	77,223
China Steel Corp.	2,667,000	2,346,296
Security Description	Shares	Value
Chin-Poon Industrial Co. Ltd.	91,000	$ 149,144
Chipbond Technology Corp.	142,000	334,520
ChipMOS Technologies, Inc.	67,000	92,235
Chong Hong Construction Co. Ltd.	18,000	45,923
Chroma ATE, Inc.	76,000	527,460
Chun Yuan Steel Industry Co. Ltd.	61,000	37,168
Chung Hung Steel Corp.	220,000	186,735
Chung Hwa Pulp Corp.	235,000	180,325
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	269,513
Chunghwa Precision Test Tech Co. Ltd.	3,000	55,131
Chunghwa Telecom Co. Ltd.	834,000	3,260,944
Cleanaway Co. Ltd.	14,000	82,110
Clevo Co.	89,000	118,027
Co.-Tech Development Corp.	25,000	49,364
Compal Electronics, Inc.	915,000	1,188,079
Compeq Manufacturing Co. Ltd.	185,000	426,174
Continental Holdings Corp.	110,000	101,074
Coretronic Corp.	42,000	97,848
CSBC Corp. Taiwan (a)	62,000	41,009
CTBC Financial Holding Co. Ltd.	3,812,009	3,521,300
CTCI Corp.	119,000	163,433
Cub Elecparts, Inc.	6,929	30,366
Darfon Electronics Corp.	24,000	42,384
Delpha Construction Co. Ltd.	76,000	88,777
Delta Electronics, Inc.	428,630	4,378,407
Depo Auto Parts Ind Co. Ltd.	33,000	158,062
Dynamic Holding Co. Ltd.	41,000	115,557
Dynapack International Technology Corp.	16,000	46,868
E Ink Holdings, Inc.	185,000	1,187,501
E.Sun Financial Holding Co. Ltd.	3,045,331	2,560,061
Eclat Textile Co. Ltd.	38,182	699,183
ECOVE Environment Corp.	6,000	60,312
EirGenix, Inc. (a)	35,000	114,612
Elan Microelectronics Corp.	44,000	232,971
Elite Material Co. Ltd.	54,000	672,130
Elite Semiconductor Microelectronics Technology, Inc.	103,000	328,897
Elitegroup Computer Systems Co. Ltd.	47,000	48,240
eMemory Technology, Inc.	14,000	1,117,610
Ennoconn Corp.	19,233	167,949
Ennostar, Inc. (a)	106,000	159,913
Episil Technologies, Inc.	51,579	121,173
Episil-Precision, Inc.	13,113	26,405
Eternal Materials Co. Ltd.	114,000	108,092
Etron Technology, Inc.	41,517	73,049
Eva Airways Corp.	596,121	610,873

See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Ever Supreme Bio Technology Co. Ltd.	11,628	$ 74,071
Evergreen Aviation Technologies Corp.	39,000	137,877
Evergreen International Storage & Transport Corp.	59,000	60,941
Evergreen Marine Corp. Taiwan Ltd.	219,673	1,027,128
EVERGREEN Steel Corp.	24,000	81,328
Everlight Chemical Industrial Corp.	57,000	36,402
Everlight Electronics Co. Ltd.	90,000	146,625
Far Eastern Department Stores Ltd.	98,000	79,031
Far Eastern International Bank	351,965	145,073
Far Eastern New Century Corp.	749,620	762,065
Far EasTone Telecommunications Co. Ltd.	377,000	980,258
Faraday Technology Corp.	45,000	523,452
Farglory Land Development Co. Ltd.	76,000	140,656
Feng Hsin Steel Co. Ltd.	60,000	135,091
Feng TAY Enterprise Co. Ltd.	116,067	661,824
First Financial Holding Co. Ltd.	2,368,578	2,114,630
Fitipower Integrated Technology, Inc.	17,544	147,198
FLEXium Interconnect, Inc.	66,000	189,889
FocalTech Systems Co. Ltd.	43,000	157,622
Formosa Advanced Technologies Co. Ltd.	14,000	17,791
Formosa Chemicals & Fibre Corp.	831,000	1,686,884
Formosa International Hotels Corp.	16,000	115,475
Formosa Petrochemical Corp.	247,000	649,481
Formosa Plastics Corp.	884,000	2,281,253
Formosa Sumco Technology Corp.	21,000	115,296
Formosa Taffeta Co. Ltd.	154,000	126,450
Fortune Electric Co. Ltd.	23,000	245,060
Foxconn Technology Co. Ltd.	237,180	410,363
Foxsemicon Integrated Technology, Inc.	19,000	130,317
Fubon Financial Holding Co. Ltd.	1,764,488	3,725,544
Fulgent Sun International Holding Co. Ltd.	33,000	143,546
Fusheng Precision Co. Ltd.	24,000	161,483
General Interface Solution Holding Ltd.	52,000	111,826
Genius Electronic Optical Co. Ltd.	14,396	197,244
Getac Holdings Corp.	81,000	292,957
Giant Manufacturing Co. Ltd.	69,994	419,638
Security Description	Shares	Value
Gigabyte Technology Co. Ltd.	101,000	$ 875,385
Global Brands Manufacture Ltd.	72,000	151,317
Global Mixed Mode Technology, Inc.	7,000	60,214
Global PMX Co. Ltd.	12,000	50,244
Global Unichip Corp.	18,000	1,020,511
Globalwafers Co. Ltd.	48,000	918,069
Gloria Material Technology Corp.	174,000	276,955
Gold Circuit Electronics Ltd.	75,100	533,448
Goldsun Building Materials Co. Ltd.	181,715	166,673
Gourmet Master Co. Ltd.	30,000	99,216
Grand Pacific Petrochemical	207,562	102,799
Grape King Bio Ltd.	29,000	147,407
Great Tree Pharmacy Co. Ltd.	9,262	105,475
Great Wall Enterprise Co. Ltd.	124,688	237,671
Greatek Electronics, Inc.	75,000	149,558
Gudeng Precision Industrial Co. Ltd.	11,934	144,069
Hannstar Board Corp.	33,000	59,461
HannStar Display Corp. (a)	325,000	125,487
Highwealth Construction Corp.	283,456	370,362
Hiwin Technologies Corp.	72,034	551,571
Holtek Semiconductor, Inc.	33,000	71,719
Holy Stone Enterprise Co. Ltd.	18,900	59,735
Hon Hai Precision Industry Co. Ltd.	2,756,320	9,385,166
Hota Industrial Manufacturing Co. Ltd.	33,841	65,828
Hotai Finance Co. Ltd.	52,800	220,211
Hotai Motor Co. Ltd.	64,260	1,484,510
Hsin Kuang Steel Co. Ltd.	44,000	82,723
HTC Corp. (a)	166,000	277,473
Hu Lane Associate, Inc.	13,000	67,350
Hua Nan Financial Holdings Co. Ltd.	1,985,528	1,445,938
Huaku Development Co. Ltd.	52,000	163,164
Ibase Technology, Inc.	42,000	110,438
IBF Financial Holdings Co. Ltd. (a)	462,742	184,702
Innodisk Corp.	25,709	261,358
Innolux Corp.	1,883,146	877,437
International CSRC Investment Holdings Co.	70,000	44,476
International Games System Co. Ltd.	26,000	613,349
Inventec Corp.	574,000	987,511
ITE Technology, Inc.	18,000	88,268
ITEQ Corp.	36,188	99,990
Jentech Precision Industrial Co. Ltd.	15,999	400,881
Johnson Health Tech Co. Ltd.	38,000	85,062
Kaori Heat Treatment Co. Ltd.	35,000	254,313

See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Kenda Rubber Industrial Co. Ltd.	123,901	$ 124,747
Kenmec Mechanical Engineering Co. Ltd.	38,000	78,005
Kerry TJ Logistics Co. Ltd.	23,000	28,778
Kindom Development Co. Ltd.	36,300	45,951
King Slide Works Co. Ltd.	10,000	297,812
King Yuan Electronics Co. Ltd.	245,000	677,750
King's Town Bank Co. Ltd.	220,000	286,375
Kinik Co.	21,000	131,376
Kinpo Electronics	293,000	155,138
Kinsus Interconnect Technology Corp.	61,000	198,162
KMC Kuei Meng International, Inc.	6,000	25,708
Kung Long Batteries Industrial Co. Ltd.	19,000	81,719
L&K Engineering Co. Ltd.	53,000	293,576
LandMark Optoelectronics Corp.	11,000	37,992
Largan Precision Co. Ltd.	22,000	2,057,314
Lian HWA Food Corp.	22,000	62,651
Lien Hwa Industrial Holdings Corp.	172,524	374,948
Lite-On Technology Corp.	434,419	1,656,116
Longchen Paper & Packaging Co. Ltd.	190,800	92,010
Lotes Co. Ltd.	18,337	639,305
Lotus Pharmaceutical Co. Ltd.	26,000	230,430
LuxNet Corp.	31,541	147,991
M31 Technology Corp.	6,600	227,953
Macronix International Co. Ltd.	372,000	379,994
Makalot Industrial Co. Ltd.	44,077	509,125
Marketech International Corp.	10,000	45,780
MediaTek, Inc.	332,000	10,979,945
Medigen Vaccine Biologics Corp. (a)	61,041	139,423
Mega Financial Holding Co. Ltd.	2,475,878	3,162,360
Mercuries Life Insurance Co. Ltd. (a)	661,020	109,630
Merida Industry Co. Ltd.	41,000	243,805
Merry Electronics Co. Ltd.	23,491	83,813
Microbio Co. Ltd.	67,420	110,937
Micro-Star International Co. Ltd.	172,000	1,143,285
Mitac Holdings Corp.	154,160	223,777
momo.com, Inc.	17,820	295,544
MPI Corp.	18,000	127,564
Namchow Holdings Co. Ltd.	43,000	71,175
Nan Kang Rubber Tire Co. Ltd. (a)	67,000	91,690
Nan Pao Resins Chemical Co. Ltd.	27,000	247,210
Security Description	Shares	Value
Nan Ya Plastics Corp.	1,062,000	$ 2,301,136
Nan Ya Printed Circuit Board Corp.	50,000	409,736
Nantex Industry Co. Ltd.	69,000	84,534
Nanya Technology Corp.	251,000	637,917
Nien Made Enterprise Co. Ltd.	38,000	437,073
Novatek Microelectronics Corp.	123,000	2,072,009
Nuvoton Technology Corp.	44,000	203,581
O-Bank Co. Ltd.	312,000	101,457
OBI Pharma, Inc. (a)	49,467	111,859
Oneness Biotech Co. Ltd.	55,749	353,307
Orient Semiconductor Electronics Ltd.	121,000	214,871
Oriental Union Chemical Corp.	62,000	40,706
Pan Jit International, Inc.	62,000	135,957
Pan-International Industrial Corp.	108,000	124,749
Pegatron Corp.	428,000	1,217,458
Pegavision Corp.	13,257	171,271
PharmaEngine, Inc.	32,000	110,001
PharmaEssentia Corp. (a)	59,000	665,157
Phihong Technology Co. Ltd. (a)	62,268	119,502
Phison Electronics Corp.	35,000	593,017
Pixart Imaging, Inc.	30,000	150,535
Polaris Group (a)	106,000	261,110
Pou Chen Corp.	543,000	546,707
Powerchip Semiconductor Manufacturing Corp.	680,000	652,515
Powertech Technology, Inc.	155,000	712,110
Poya International Co. Ltd.	9,333	167,864
President Chain Store Corp.	128,000	1,123,996
President Securities Corp.	86,320	55,268
Primax Electronics Ltd.	87,000	191,913
Prince Housing & Development Corp.	113,000	40,869
Qisda Corp.	341,000	533,325
Quanta Computer, Inc.	581,000	4,249,996
Quanta Storage, Inc.	61,000	162,982
Radiant Opto-Electronics Corp.	115,000	498,363
Raydium Semiconductor Corp.	9,000	117,447
RDC Semiconductor Co. Ltd.	360	3,284
Realtek Semiconductor Corp.	105,000	1,613,121
RichWave Technology Corp. (a)	23,781	142,575
Ruentex Development Co. Ltd.	368,416	453,160
Ruentex Industries Ltd.	136,295	285,553
Run Long Construction Co. Ltd.	24,380	79,438
Sakura Development Co. Ltd.	88,098	138,934
San Fu Chemical Co. Ltd.	6,000	24,535

See accompanying notes to financial statements.
159

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Sanyang Motor Co. Ltd.	154,000	$ 358,274
SDI Corp.	35,000	129,437
Sensortek Technology Corp.	5,000	70,624
Sercomm Corp.	63,000	276,095
Shanghai Commercial & Savings Bank Ltd.	790,492	1,205,423
Shihlin Electric & Engineering Corp.	46,000	177,612
Shihlin Paper Corp. (a)	42,000	78,689
Shin Kong Financial Holding Co. Ltd. (a)	2,896,889	835,355
Shin Zu Shing Co. Ltd.	18,742	75,419
Shinfox Energy Co. Ltd.	17,000	58,992
Shinkong Insurance Co. Ltd.	53,000	117,603
Shinkong Synthetic Fibers Corp.	294,000	148,961
Shiny Chemical Industrial Co. Ltd.	13,750	60,259
Sigurd Microelectronics Corp.	67,078	142,503
Silicon Integrated Systems Corp.	115,000	170,867
Simplo Technology Co. Ltd.	36,000	492,661
Sinbon Electronics Co. Ltd.	48,000	467,637
Sincere Navigation Corp.	89,000	73,513
Sino-American Silicon Products, Inc.	109,000	696,111
Sinon Corp.	67,000	83,940
SinoPac Financial Holdings Co. Ltd.	2,272,627	1,458,782
Sinyi Realty, Inc.	36,000	35,131
Sitronix Technology Corp.	16,000	144,931
Soft-World International Corp.	32,000	156,922
Solar Applied Materials Technology Corp.	100,205	126,846
Speed Tech Corp.	15,000	28,494
Sporton International, Inc.	20,527	161,190
St Shine Optical Co. Ltd.	6,000	37,145
Standard Foods Corp.	51,417	65,171
Sunny Friend Environmental Technology Co. Ltd.	8,995	33,705
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	189,146
Sunplus Technology Co. Ltd.	58,000	64,916
Supreme Electronics Co. Ltd.	151,473	298,598
Synmosa Biopharma Corp.	92,442	116,417
Synnex Technology International Corp.	280,550	641,717
Systex Corp.	72,000	262,752
T3EX Global Holdings Corp.	13,000	36,725
TA Chen Stainless Pipe	382,586	493,651
Ta Ya Electric Wire & Cable	95,246	107,069
Taichung Commercial Bank Co. Ltd.	582,595	301,828
TaiDoc Technology Corp.	5,000	26,881
Taigen Biopharmaceuticals Holdings Ltd. (a)	126,000	62,404
TaiMed Biologics, Inc. (a)	47,000	125,576
Security Description	Shares	Value
Tainan Spinning Co. Ltd.	115,000	$ 59,204
Taishin Financial Holding Co. Ltd.	2,410,292	1,421,491
Taiwan Business Bank	1,228,707	548,485
Taiwan Cement Corp.	1,578,590	1,792,537
Taiwan Cogeneration Corp.	231,124	303,115
Taiwan Cooperative Financial Holding Co. Ltd.	2,212,736	1,925,027
Taiwan Fertilizer Co. Ltd.	111,000	244,493
Taiwan Glass Industry Corp. (a)	164,000	101,263
Taiwan High Speed Rail Corp.	411,000	411,127
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	411,365
Taiwan Mask Corp.	23,000	53,284
Taiwan Mobile Co. Ltd.	391,000	1,256,174
Taiwan Paiho Ltd.	32,000	60,058
Taiwan Secom Co. Ltd.	50,000	190,613
Taiwan Semiconductor Co. Ltd.	36,000	107,330
Taiwan Semiconductor Manufacturing Co. Ltd.	5,386,000	104,067,969
Taiwan Shin Kong Security Co. Ltd.	33,000	43,386
Taiwan Surface Mounting Technology Corp.	62,000	193,734
Taiwan TEA Corp. (a)	240,000	170,085
Taiwan Union Technology Corp.	55,000	225,803
Taiwan-Asia Semiconductor Corp.	53,000	81,338
Tatung Co. Ltd. (a)	383,000	524,136
TCI Co. Ltd.	24,000	133,722
Teco Electric & Machinery Co. Ltd.	342,000	521,516
Test Research, Inc.	44,000	89,891
Thinking Electronic Industrial Co. Ltd.	26,000	142,324
Ton Yi Industrial Corp.	282,000	148,394
Tong Hsing Electronic Industries Ltd.	40,480	207,739
Tong Yang Industry Co. Ltd.	58,000	143,628
Topco Scientific Co. Ltd.	39,097	232,489
Topkey Corp.	8,000	46,659
TPK Holding Co. Ltd.	77,000	90,823
Transcend Information, Inc.	51,000	133,937
Tripod Technology Corp.	109,000	692,560
TSEC Corp.	121,794	116,276
TSRC Corp.	58,000	45,545
TTY Biopharm Co. Ltd.	79,000	206,957
Tung Ho Steel Enterprise Corp.	102,560	236,262
Tung Thih Electronic Co. Ltd.	19,000	90,077
TXC Corp.	62,000	199,189
U-Ming Marine Transport Corp.	67,000	113,739
Unimicron Technology Corp.	292,000	1,674,525

See accompanying notes to financial statements.
160

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Union Bank of Taiwan	426,274	$ 200,008
Uni-President Enterprises Corp.	1,060,880	2,575,245
United Integrated Services Co. Ltd.	32,000	275,786
United Microelectronics Corp.	2,484,000	4,257,291
United Renewable Energy Co. Ltd.	223,571	107,085
Universal Cement Corp.	122,570	118,614
Universal Vision Biotechnology Co. Ltd.	5,565	50,227
UPC Technology Corp.	80,000	39,621
UPI Semiconductor Corp.	12,000	122,774
USI Corp.	244,000	157,019
Vanguard International Semiconductor Corp.	189,000	501,898
VIA Labs, Inc.	6,000	53,763
Via Technologies, Inc.	38,000	193,773
Visco Vision, Inc.	20,000	141,412
VisEra Technologies Co. Ltd.	21,000	189,195
Visual Photonics Epitaxy Co. Ltd.	57,000	298,089
Vivotek, Inc.	13,000	69,044
Voltronic Power Technology Corp.	14,200	791,189
Wafer Works Corp.	109,290	154,193
Waffer Technology Corp.	25,000	93,270
Wah Lee Industrial Corp.	18,360	58,986
Walsin Lihwa Corp.	630,816	794,416
Walsin Technology Corp.	63,000	252,489
Wan Hai Lines Ltd.	119,570	214,280
Win Semiconductors Corp.	73,000	378,195
Winbond Electronics Corp.	704,216	698,698
WinWay Technology Co. Ltd.	4,000	109,350
Wisdom Marine Lines Co. Ltd.	77,000	130,464
Wistron Corp.	609,842	1,959,252
Wistron NeWeb Corp.	71,792	364,919
Wiwynn Corp.	20,000	1,189,293
Wowprime Corp.	13,194	107,261
WPG Holdings Ltd.	319,480	849,434
WT Microelectronics Co. Ltd.	88,000	322,575
XinTec, Inc.	26,000	108,014
Xxentria Technology Materials Corp.	35,200	82,809
Yageo Corp.	73,467	1,429,100
Yang Ming Marine Transport Corp.	357,000	596,735
Yankey Engineering Co. Ltd.	7,823	80,548
YC INOX Co. Ltd.	86,531	77,113
YFY, Inc.	199,000	211,381
Yieh Phui Enterprise Co. Ltd.	109,200	63,512
Yuanta Financial Holding Co. Ltd.	2,185,705	1,965,607
Yulon Finance Corp.	57,168	346,467
Yulon Motor Co. Ltd.	122,712	299,078
Security Description	Shares	Value
YungShin Global Holding Corp.	30,000	$ 45,454
Zhen Ding Technology Holding Ltd.	158,000	561,151
ZillTek Technology Corp.	16,000	237,207
Zyxel Group Corp.	48,000	79,451
		301,633,099
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)	168,896	191,625
THAILAND — 0.5%
Advanced Info Service PCL	255,600	1,624,997
AEON Thana Sinsap Thailand PCL	10,400	48,751
Airports of Thailand PCL	915,700	1,602,961
Amata Corp. PCL	98,300	77,039
AP Thailand PCL	621,274	205,681
Asia Aviation PCL NVDR (a) (b)	2,785,646	162,409
Asset World Corp. PCL	1,538,800	160,496
B Grimm Power PCL	246,100	196,476
Bangchak Corp. PCL	206,300	262,918
Bangkok Airways PCL	214,800	98,802
Bangkok Aviation Fuel Services PCL	60,400	42,293
Bangkok Chain Hospital PCL	162,000	106,315
Bangkok Commercial Asset Management PCL	256,500	61,246
Bangkok Dusit Medical Services PCL Class F	2,227,400	1,810,894
Bangkok Expressway & Metro PCL	1,223,100	284,879
Bangkok Land PCL (a)	1,469,600	30,570
Bangkok Life Assurance PCL NVDR (b)	355,700	208,423
Banpu PCL	1,252,332	249,494
Banpu Power PCL	91,700	38,956
BCPG PCL	256,000	66,002
BEC World PCL	129,900	18,572
Berli Jucker PCL	355,900	260,675
Betagro PCL	135,600	95,346
Beyond Securities PCL (a)	1,193,200	158,010
BTS Group Holdings PCL	1,137,300	241,571
Bumrungrad Hospital PCL	119,400	776,585
Carabao Group PCL	35,300	85,322
Central Pattana PCL	404,400	829,356
Central Plaza Hotel PCL (a)	56,800	72,805
Central Retail Corp. PCL	362,225	435,105
CH Karnchang PCL	146,300	89,154
Charoen Pokphand Foods PCL	661,000	379,568
Chularat Hospital PCL	887,900	81,682
CK Power PCL	64,900	6,199
Com7 PCL	285,000	198,726
CP ALL PCL	1,240,200	2,034,753
CP Axtra PCL	423,700	335,161

See accompanying notes to financial statements.
161

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Delta Electronics Thailand PCL	664,700	$ 1,713,722
Dhipaya Group Holdings PCL	51,400	43,671
Ditto Thailand PCL	295,920	236,250
Dohome PCL	107,865	40,134
Dynasty Ceramic PCL	1,066,900	44,698
Eastern Polymer Group PCL	280,400	68,185
Electricity Generating PCL	49,100	184,130
Energy Absolute PCL	377,813	489,804
Forth Corp. PCL	364,300	245,482
GFPT PCL	131,000	44,137
Global Power Synergy PCL	102,500	145,646
Gulf Energy Development PCL	529,620	690,488
Gunkul Engineering PCL	705,600	57,883
Hana Microelectronics PCL	82,100	128,084
Home Product Center PCL	1,184,900	406,162
Ichitan Group PCL	565,100	259,930
Indorama Ventures PCL	243,000	194,001
Intouch Holdings PCL	161,900	339,145
IRPC PCL	1,621,600	95,968
I-TAIL Corp. PCL	86,200	53,287
Jasmine International PCL	363,100	22,340
Jaymart Group Holdings PCL	49,300	24,988
JMT Network Services PCL	77,000	57,526
Kasikornbank PCL	110,200	435,860
KCE Electronics PCL	142,900	230,264
Khon Kaen Sugar Industry PCL	729,800	56,447
Kiatnakin Phatra Bank PCL	25,400	37,394
Krung Thai Bank PCL	699,600	377,137
Krungthai Card PCL	206,500	263,173
Land & Houses PCL	1,449,800	346,177
Major Cineplex Group PCL	75,245	32,847
MBK PCL	118,664	54,930
Mega Lifesciences PCL	50,300	59,315
Minor International PCL	639,217	552,462
MK Restaurants Group PCL	80,900	94,214
Muangthai Capital PCL	89,200	117,601
Nex Point Parts PCL (a)	166,700	48,839
Ngern Tid Lor PCL	253,100	166,842
Origin Property PCL	286,100	70,828
Osotspa PCL	292,600	188,594
Plan B Media Pcl	288,360	74,767
Precious Shipping PCL	112,500	28,510
Prima Marine PCL	400,500	62,775
Pruksa Holding PCL	44,000	15,598
PTG Energy PCL	109,300	28,019
PTT Exploration & Production PCL	266,900	1,169,019
PTT Global Chemical PCL	451,400	509,160
PTT Oil & Retail Business PCL	1,143,500	639,884
PTT PCL	2,001,600	2,096,454
Quality Houses PCL	981,000	64,380
R&B Food Supply PCL	72,100	30,840
Security Description	Shares	Value
Ratch Group PCL	162,900	$ 150,336
Ratchthani Leasing PCL	447,000	34,050
Regional Container Lines PCL	47,800	33,890
RS PCL	289,410	117,858
Sansiri PCL	1,966,900	101,997
SC Asset Corp. PCL	489,700	47,058
SCB X PCL	486,900	1,512,090
SCG Packaging PCL	260,600	274,858
Siam Cement PCL	149,865	1,343,549
Siam City Cement PCL	8,800	34,934
Siamgas & Petrochemicals PCL	242,200	56,767
Sino-Thai Engineering & Construction PCL	104,500	25,717
SPCG PCL	112,855	40,999
Sri Trang Agro-Industry PCL	199,100	93,914
Sri Trang Gloves Thailand PCL	169,000	33,174
Srisawad Corp. PCL	142,200	168,728
Star Petroleum Refining PCL	208,500	50,396
Supalai PCL	161,300	87,898
Super Energy Corp. PCL (a)	7,329,200	88,038
Thai Oil PCL	295,557	465,427
Thai Union Group PCL	372,800	163,832
Thai Vegetable Oil PCL (b)	91,960	57,656
Thanachart Capital PCL	32,400	46,987
Thonburi Healthcare Group PCL	111,000	176,423
Tipco Asphalt PCL	85,400	41,033
TMBThanachart Bank PCL	2,553,000	124,911
TOA Paint Thailand PCL	51,700	34,232
TPI Polene PCL	1,118,800	45,889
TPI Polene Power PCL	409,400	40,781
TQM Alpha PCL	37,200	31,334
True Corp. PCL (b)	2,322,870	343,675
TTW PCL	540,600	144,920
VGI PCL	967,590	54,712
WHA Corp. PCL	1,082,500	168,088
WHA Utilities & Power PCL	351,200	40,540
		33,152,874
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	116,279	40,316
Akbank TAS	668,057	826,080
Akfen Yenilenebilir Enerji AS (a)	92,883	45,130
Aksa Akrilik Kimya Sanayii AS	23,402	81,615
Aksa Enerji Uretim AS	69,891	70,379
Alarko Holding AS	37,401	114,733
Alfa Solar Enerji Sanayi VE Ticaret AS	15,106	42,964
Anadolu Anonim Turk Sigorta Sirketi (a)	44,330	90,209
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	400,935

See accompanying notes to financial statements.
162

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret AS	276,860	$ 421,655
Aygaz AS	35,787	163,582
Baticim Bati Anadolu Cimento Sanayii AS (a)	13,407	52,931
BIM Birlesik Magazalar AS	103,155	1,050,446
Can2 Termik AS (a)	155,557	89,118
Cimsa Cimento Sanayi VE Ticaret AS	63,005	62,591
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	5,987	54,987
Dogan Sirketler Grubu Holding AS	36,502	13,669
Dogus Otomotiv Servis ve Ticaret AS	17,178	149,480
Eczacibasi Yatirim Holding Ortakligi AS	4,470	37,762
EGE Endustri VE Ticaret AS	276	97,213
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	59,243
Eldorado Gold Corp. (a) (b)	47,800	623,510
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	158,361	36,890
Enerjisa Enerji AS (d)	1,575	2,429
Eregli Demir ve Celik Fabrikalari TAS (a)	257,348	357,258
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	20,864	114,443
Ford Otomotiv Sanayi AS	17,284	432,773
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	40,493
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	23,865	53,816
Haci Omer Sabanci Holding AS	243,399	498,188
Hektas Ticaret TAS (a)	253,300	172,389
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	50,870	26,715
Is Yatirim Menkul Degerler AS Class A	75,462	81,763
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	159,633
Kayseri Seker Fabrikasi AS	34,972	40,023
Kiler Holding AS (a)	49,731	57,655
Kimteks Poliuretan Sanayi VE Ticaret AS	21,148	41,639
KOC Holding AS	161,546	775,622
Kontrolmatik Enerji Ve Muhendislik AS	25,899	190,292
Konya Cimento Sanayii AS (a)	240	58,549
Kordsa Teknik Tekstil AS	22,708	59,588
Koza Altin Isletmeleri AS	302,505	200,038
Security Description	Shares	Value
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	$ 44,768
Margun Enerji Uretim Sanayi VE Ticaret AS	109,607	35,182
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	23,924	94,371
MIA Teknoloji AS (a)	59,900	73,217
Migros Ticaret AS	21,576	244,734
MLP Saglik Hizmetleri AS (a) (d)	8,993	45,370
Nuh Cimento Sanayi AS	16,787	175,634
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	270,453	75,548
Otokar Otomotiv Ve Savunma Sanayi AS (a)	9,030	130,096
Oyak Yatirim Menkul Degerler AS (a)	23,810	32,554
Pegasus Hava Tasimaciligi AS (a)	9,317	204,896
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	48,544	53,879
Petkim Petrokimya Holding AS (a)	532,531	328,347
Politeknik Metal Sanayi ve Ticaret AS	117	60,988
Qua Granite Hayal (a)	238,095	46,274
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	118,794	113,750
Sasa Polyester Sanayi AS (a)	291,234	359,334
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	56,678
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	65,378	122,304
Sok Marketler Ticaret AS	87,998	160,747
TAV Havalimanlari Holding AS (a)	24,973	90,899
Tekfen Holding AS	45,605	57,010
Tofas Turk Otomobil Fabrikasi AS	31,315	222,664
Turk Hava Yollari AO (a)	111,716	864,708
Turkcell Iletisim Hizmetleri AS	258,950	491,877
Turkiye Is Bankasi AS Class C	914,354	723,211
Turkiye Petrol Rafinerileri AS	213,067	1,031,644
Turkiye Sigorta AS	56,788	77,989
Turkiye Sinai Kalkinma Bankasi AS (a)	312,500	69,306
Turkiye Sise ve Cam Fabrikalari AS	278,975	432,811
Ulker Biskuvi Sanayi AS (a)	157,977	437,815
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	259,355
Vestel Elektronik Sanayi ve Ticaret AS (a)	1,294	2,026
Yapi ve Kredi Bankasi AS	697,188	461,267

See accompanying notes to financial statements.
163

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
YEO Teknoloji Enerji VE Endustri AS (a)	7,057	$ 39,306
Zorlu Enerji Elektrik Uretim AS (a)	517,064	74,056
		15,783,359
UKRAINE — 0.0% (f)
Ferrexpo PLC (a)	80,085	92,138
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	637,418	1,593,220
Abu Dhabi Islamic Bank PJSC	330,510	910,697
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	831,094
Agthia Group PJSC	198,700	264,014
Air Arabia PJSC	462,787	355,336
Ajman Bank PJSC (a)	178,572	101,131
Al Waha Capital PJSC	424,774	205,867
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	230,696
Aldar Properties PJSC	857,371	1,248,910
Amanat Holdings PJSC	457,454	149,464
Americana Restaurants International PLC	575,537	490,486
Aramex PJSC	156,938	97,853
Dana Gas PJSC	494,580	106,652
Dubai Investments PJSC	239,259	151,786
Dubai Islamic Bank PJSC	637,109	992,244
Emaar Properties PJSC	1,430,151	3,084,010
Emirates Central Cooling Systems Corp.	404,767	182,946
Emirates NBD Bank PJSC	405,337	1,909,286
Emirates Telecommunications Group Co. PJSC	742,525	3,970,646
First Abu Dhabi Bank PJSC	933,567	3,548,457
Gulf Navigation Holding PJSC (a)	42,574	84,968
Multiply Group PJSC (a)	955,020	826,891
National Central Cooling Co. PJSC	153,945	150,057
Network International Holdings PLC (a) (d)	110,526	549,222
RAK Properties PJSC (a)	178,572	56,886
Ras Al Khaimah Ceramics	70,256	51,074
		22,143,893
UNITED KINGDOM — 7.1%
3i Group PLC	210,234	6,488,431
4imprint Group PLC	5,541	322,809
888 Holdings PLC (a)	47,272	57,581
AB Dynamics PLC	3,400	77,584
abrdn PLC	399,268	909,305
Admiral Group PLC	60,135	2,057,556
Advanced Medical Solutions Group PLC	39,361	104,118
AG Barr PLC	16,160	105,682
Security Description	Shares	Value
AJ Bell PLC	62,858	$ 250,811
Allfunds Group PLC	68,299	484,744
Alpha Financial Markets Consulting PLC	21,243	105,614
Alpha Group International PLC	6,913	154,222
Alphawave IP Group PLC (a)	148,398	243,661
Anglogold Ashanti PLC	91,275	1,763,910
AO World PLC (a)	62,970	78,950
Ascential PLC (a)	99,807	373,304
Ashmore Group PLC	105,285	299,036
Ashtead Group PLC	94,581	6,585,633
ASOS PLC (a) (b)	11,344	61,562
Associated British Foods PLC	74,366	2,243,957
Assura PLC REIT	610,188	374,310
Aston Martin Lagonda Global Holdings PLC (a) (d)	126,124	362,726
AstraZeneca PLC	338,244	45,706,493
Auction Technology Group PLC (a)	18,907	125,816
Auto Trader Group PLC (d)	197,622	1,817,412
Aviva PLC	591,485	3,277,746
B&M European Value Retail SA	207,089	1,478,911
Babcock International Group PLC	54,603	274,951
BAE Systems PLC	656,766	9,297,606
Balfour Beatty PLC	127,332	537,613
Barclays PLC	3,299,475	6,468,248
Barratt Developments PLC	211,958	1,520,168
Beazley PLC	141,699	942,930
Bellway PLC	25,058	820,320
Berkeley Group Holdings PLC	23,064	1,378,365
Big Yellow Group PLC REIT	40,678	633,684
Bodycote PLC	38,191	289,438
boohoo Group PLC (a) (b)	194,856	101,870
BP PLC	3,722,059	22,118,256
Breedon Group PLC	61,028	281,630
Bridgepoint Group PLC (d)	45,753	162,846
British American Tobacco PLC	464,922	13,605,024
British Land Co. PLC REIT	185,659	945,765
Britvic PLC	53,345	571,575
BT Group PLC	1,413,962	2,227,913
Bunzl PLC	72,999	2,968,585
Burberry Group PLC	80,347	1,450,357
Bytes Technology Group PLC	45,318	353,561
Capita PLC (a)	230,579	64,667
Central Asia Metals PLC	51,544	118,801
Centrica PLC	1,172,782	2,102,805
Ceres Power Holdings PLC (a) (b)	23,094	53,817
Chemring Group PLC	89,914	401,751
CK Hutchison Holdings Ltd.	622,524	3,336,423
Clarkson PLC	6,343	255,924
Close Brothers Group PLC	31,245	316,259
CLS Holdings PLC REIT	22,420	29,153

See accompanying notes to financial statements.
164

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Coats Group PLC	417,653	$ 412,096
Coca-Cola Europacific Partners PLC (e)	2,000	133,480
Coca-Cola Europacific Partners PLC (e)	41,538	2,762,274
Compass Group PLC	372,966	10,203,306
Computacenter PLC	18,043	642,194
ConvaTec Group PLC (d)	359,105	1,117,916
Craneware PLC	6,020	134,300
Cranswick PLC	11,641	565,105
Crest Nicholson Holdings PLC	47,279	130,909
Croda International PLC	30,160	1,941,622
Currys PLC (a)	208,183	134,023
Custodian Property Income Reit PLC	205,712	229,724
CVS Group PLC	15,156	325,170
Darktrace PLC (a)	74,691	349,157
DCC PLC	23,137	1,704,223
Dechra Pharmaceuticals PLC	24,865	1,222,905
Deliveroo PLC (a) (d)	192,453	313,053
Derwent London PLC REIT	22,196	667,773
Diageo PLC	490,898	17,872,751
Diploma PLC	28,951	1,321,999
Direct Line Insurance Group PLC (a)	300,295	696,534
DiscoverIE Group PLC	17,794	179,202
Domino's Pizza Group PLC	90,996	437,094
Dowlais Group PLC	300,934	409,909
Dr Martens PLC	130,166	147,019
Drax Group PLC	81,117	506,389
DS Smith PLC	297,517	1,165,511
Dunelm Group PLC	27,955	390,938
easyJet PLC (a)	75,712	492,240
Elementis PLC (a)	110,056	179,022
Empiric Student Property PLC REIT	122,709	148,295
EnQuest PLC (a)	246,882	47,461
Entain PLC	137,126	1,737,943
Essentra PLC	43,641	94,354
FDM Group Holdings PLC	19,351	113,106
Fevertree Drinks PLC	22,682	303,318
Firstgroup PLC	134,723	300,553
Forterra PLC (d)	29,434	66,340
Frasers Group PLC (a)	35,574	412,909
Fund Technologies PLC (a)	4,773	69,973
Future PLC	23,069	233,943
Games Workshop Group PLC	7,646	962,041
Gamma Communications PLC	18,521	265,855
GB Group PLC	86,955	303,730
Genuit Group PLC	53,097	273,121
Genus PLC	15,401	426,040
Grafton Group PLC CDI	46,361	538,469
Grainger PLC	175,844	592,695
Great Portland Estates PLC REIT	50,086	268,168
Security Description	Shares	Value
Greatland Gold PLC (a) (b)	854,395	$ 107,393
Greggs PLC	22,086	732,599
Halfords Group PLC	57,823	146,909
Halma PLC	80,902	2,355,577
Hammerson PLC REIT	1,058,091	383,075
Harbour Energy PLC	122,622	482,399
Hargreaves Lansdown PLC	74,977	701,562
Hays PLC	343,573	478,282
Hill & Smith PLC	18,328	445,795
Hilton Food Group PLC	16,760	170,925
Hiscox Ltd.	73,133	982,643
Home Reit PLC (a) (c)	160,701	38,975
Howden Joinery Group PLC	118,508	1,229,138
HSBC Holdings PLC	4,247,610	34,411,382
Hunting PLC	40,060	150,907
Ibstock PLC (d)	111,679	215,688
IG Group Holdings PLC	91,148	889,476
IMI PLC	54,970	1,180,075
Impact Healthcare Reit PLC	79,956	91,837
Impax Asset Management Group PLC	39,957	280,154
Imperial Brands PLC	182,927	4,212,673
Inchcape PLC	87,840	801,205
Indivior PLC (a)	25,590	386,572
Informa PLC	296,738	2,955,135
IntegraFin Holdings PLC	64,407	248,945
InterContinental Hotels Group PLC	37,231	3,365,060
Intermediate Capital Group PLC	62,770	1,344,722
International Distributions Services PLC (a)	183,438	636,297
Intertek Group PLC	35,070	1,898,269
Investec PLC	145,371	985,526
IP Group PLC	167,453	124,026
ITM Power PLC (a)	81,487	61,704
ITV PLC	758,313	611,726
J D Wetherspoon PLC (a)	16,884	174,450
J Sainsbury PLC	358,028	1,381,109
JD Sports Fashion PLC	552,258	1,168,318
JET2 PLC	40,306	641,762
John Wood Group PLC (a)	207,041	454,233
Johnson Matthey PLC	40,273	871,497
Johnson Service Group PLC	166,993	301,442
Judges Scientific PLC (b)	1,508	175,323
Jupiter Fund Management PLC	87,814	104,557
Just Eat Takeaway.com NV (a) (b) (d) (e)	35,232	536,382
Just Eat Takeaway.com NV (a) (b) (d) (e)	5,995	93,161
Just Group PLC	193,247	211,616
Kainos Group PLC	16,159	230,508
Keller Group PLC	26,188	293,783
Kier Group PLC (a)	60,227	82,305
Kingfisher PLC	408,664	1,267,507
Lancashire Holdings Ltd.	47,161	375,154

See accompanying notes to financial statements.
165

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Land Securities Group PLC REIT	152,837	$ 1,373,208
Learning Technologies Group PLC	142,197	146,831
Legal & General Group PLC	1,307,107	4,184,078
Liontrust Asset Management PLC	10,791	86,665
Lloyds Banking Group PLC	13,987,284	8,507,163
London Stock Exchange Group PLC	91,370	10,802,211
LondonMetric Property PLC REIT	226,363	552,607
LXI REIT PLC	347,083	463,699
M&G PLC	492,341	1,395,863
Man Group PLC	247,695	734,461
Marks & Spencer Group PLC	415,561	1,443,058
Marlowe PLC (a)	19,502	106,903
Marshalls PLC	41,468	147,700
Me Group International PLC	39,304	62,631
Melrose Industries PLC	286,473	2,072,120
Mitchells & Butlers PLC (a)	53,624	176,232
Mitie Group PLC	312,065	395,036
Mobico Group PLC	80,953	87,306
Molten Ventures PLC (a)	25,668	90,835
Moneysupermarket.com Group PLC	105,401	376,491
Moonpig Group PLC (a)	56,524	112,841
Morgan Advanced Materials PLC	51,435	185,561
Morgan Sindall Group PLC	9,417	265,906
National Grid PLC	818,382	11,037,829
NatWest Group PLC	1,244,230	3,480,000
NCC Group PLC	91,183	149,717
Next 15 Group PLC	18,298	194,075
Next PLC	26,018	2,692,557
Ninety One PLC (b)	69,121	161,692
Ocado Group PLC (a)	125,132	1,209,786
OSB Group PLC	85,659	507,334
Oxford Instruments PLC	11,869	347,247
Oxford Nanopore Technologies PLC (a)	125,370	332,749
Pagegroup PLC	68,900	427,750
Pan African Resources PLC	328,869	70,684
Paragon Banking Group PLC	44,251	393,468
Pearson PLC	138,088	1,697,325
Pennon Group PLC	56,444	540,740
Pepco Group NV (a)	35,850	237,587
Persimmon PLC	68,701	1,216,486
Petrofac Ltd. (a) (b)	91,326	43,542
Pets at Home Group PLC	96,686	392,198
Phoenix Group Holdings PLC	162,240	1,106,919
Picton Property Income Ltd. REIT	95,313	84,081
Playtech PLC (a)	51,033	291,845
Polar Capital Holdings PLC	18,095	107,495
Premier Foods PLC	118,527	204,889
Security Description	Shares	Value
Primary Health Properties PLC REIT	266,219	$ 352,272
PRS REIT PLC	80,000	87,910
PZ Cussons PLC	62,053	121,189
QinetiQ Group PLC	115,721	455,840
Quilter PLC (d)	280,088	367,054
Rank Group PLC (a)	31,507	30,124
Rathbones Group PLC	12,256	272,169
Reckitt Benckiser Group PLC	154,997	10,709,384
Redde Northgate PLC	49,668	230,156
Redrow PLC	56,797	445,652
RELX PLC (e)	401,182	15,905,369
RELX PLC (e)	11,746	464,772
Renew Holdings PLC	16,446	180,092
Renewi PLC (a)	15,601	127,085
Renishaw PLC	8,997	410,374
Rentokil Initial PLC	544,854	3,061,707
Rightmove PLC	174,494	1,280,393
Rolls-Royce Holdings PLC (a)	1,817,930	6,945,537
Rotork PLC	185,948	767,082
RS Group PLC	98,783	1,032,110
RWS Holdings PLC	68,873	220,201
S4 Capital PLC (a) (b)	60,873	41,439
Safestore Holdings PLC REIT	44,314	499,385
Sage Group PLC	221,797	3,315,205
Savills PLC	36,289	448,271
Schroders PLC	174,099	954,126
Segro PLC REIT	254,599	2,876,924
Serco Group PLC	242,613	501,348
Serica Energy PLC	48,012	140,528
Severn Trent PLC	58,444	1,921,468
Shaftesbury Capital PLC REIT	293,117	516,032
SIG PLC (a) (b)	86,698	36,915
Smart Metering Systems PLC	28,811	345,246
Smith & Nephew PLC	198,739	2,732,406
Smiths Group PLC	73,711	1,657,104
Softcat PLC	29,742	515,645
Spectris PLC	21,478	1,034,696
Spirax-Sarco Engineering PLC	15,935	2,133,979
Spire Healthcare Group PLC (d)	49,079	141,712
Spirent Communications PLC	125,923	197,929
SSE PLC	235,892	5,581,271
SSP Group PLC (a)	161,997	484,894
St. James's Place PLC	133,373	1,162,283
Standard Chartered PLC	500,829	4,255,952
SThree PLC	42,774	227,928
Subsea 7 SA	65,127	950,385
Supermarket Income Reit PLC	385,678	427,254
Synthomer PLC (a)	22,610	54,678
Target Healthcare REIT PLC (b)	132,171	145,408
Tate & Lyle PLC	88,689	745,070
Taylor Wimpey PLC	755,009	1,415,334

See accompanying notes to financial statements.
166

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Team17 Group PLC (a)	19,803	$ 46,703
Telecom Plus PLC	16,096	330,769
Tesco PLC	1,534,940	5,684,332
THG PLC (a) (b)	181,987	197,569
TORM PLC Class A	11,362	343,806
TP ICAP Group PLC	162,451	404,452
Trainline PLC (a) (d)	98,595	404,467
Travis Perkins PLC	49,344	521,220
Tritax Big Box REIT PLC	405,683	873,491
Trustpilot Group PLC (a) (d)	68,222	129,150
Tyman PLC	34,370	137,798
U.K. Commercial Property REIT Ltd.	128,022	101,185
Unilever PLC	544,798	26,391,315
UNITE Group PLC REIT	79,996	1,064,659
United Utilities Group PLC	156,806	2,117,901
Urban Logistics REIT PLC	173,538	281,842
Vanquis Banking Group PLC	54,404	89,606
Vesuvius PLC	43,415	266,322
Victoria PLC (a) (b)	17,044	65,618
Victrex PLC	17,698	343,385
Virgin Money U.K. PLC	247,301	518,444
Vistry Group PLC	67,684	791,651
Vodafone Group PLC	5,236,935	4,577,095
Volex PLC	21,093	85,777
Volution Group PLC	36,823	203,540
Warehouse Reit PLC (b)	89,420	104,873
Watches of Switzerland Group PLC (a) (d)	51,052	461,099
Weir Group PLC	56,074	1,348,529
WH Smith PLC	26,114	444,090
Whitbread PLC	41,957	1,955,476
Wickes Group PLC	69,428	125,768
Wincanton PLC	20,380	81,059
Wise PLC Class A (a)	132,306	1,474,120
Workspace Group PLC REIT	31,087	225,097
WPP PLC	232,155	2,228,512
Yellow Cake PLC (a) (d)	46,839	369,308
YouGov PLC	29,430	442,705
Young & Co.'s Brewery PLC Class A (b)	2,735	38,004
		469,853,524
UNITED STATES — 4.2%
Bausch Health Cos., Inc. (a) (b)	62,100	500,624
Brookfield Renewable Corp. Class A	30,000	867,739
BRP, Inc. (b)	9,067	652,004
Burford Capital Ltd.	40,200	621,625
Carnival PLC (a)	32,068	536,758
CRH PLC	153,757	10,604,107
CSL Ltd.	104,338	20,408,050
CyberArk Software Ltd. (a)	9,283	2,033,441
Diversified Energy Co. PLC (b)	9,878	140,406
Security Description	Shares	Value
Eagle Hospitality Trust REIT (a) (c)	112,600	$ —
Energy Fuels, Inc. (a) (b)	29,700	213,977
Experian PLC	198,667	8,109,405
Ferrovial SE	110,749	4,039,630
Fiverr International Ltd. (a) (b)	6,700	182,374
GCC SAB de CV	46,700	551,757
GSK PLC	894,858	16,543,369
Haleon PLC	1,196,750	4,907,145
Holcim AG	113,402	8,895,384
Inmode Ltd. (a) (b)	17,500	389,200
James Hardie Industries PLC CDI (a)	94,669	3,649,106
JBS SA	163,600	838,948
JS Global Lifestyle Co. Ltd. (d)	278,500	55,282
Legend Biotech Corp. ADR (a)	14,600	878,482
Maxeon Solar Technologies Ltd. (a)	6,200	44,454
MDA Ltd. (a)	18,800	164,247
Monday.com Ltd. (a)	5,755	1,080,847
Nestle SA	580,921	67,303,044
Pagaya Technologies Ltd. Class A (a)	40,600	56,028
Parade Technologies Ltd.	18,000	703,801
PolyPeptide Group AG (a) (b) (d)	2,241	46,649
Primo Water Corp. (b)	34,700	525,263
Qiagen NV (a)	48,973	2,131,462
REC Silicon ASA (a)	95,794	132,056
Reliance Worldwide Corp. Ltd.	193,546	585,053
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	6,947	306,419
Riskified Ltd. Class A (a)	40,700	190,476
Roche Holding AG	152,786	44,384,456
Roche Holding AG Bearer Shares (b)	7,318	2,272,827
Sanofi SA	247,525	24,542,944
Schneider Electric SE	118,370	23,769,087
Signify NV (d)	26,228	878,454
Sims Ltd.	32,754	347,761
Sinch AB (a) (d)	135,564	504,573
Stellantis NV (e)	119,689	2,795,675
Stellantis NV (e)	358,171	8,368,075
Swiss Re AG	65,148	7,319,426
Taro Pharmaceutical Industries Ltd. (a)	2,400	100,272
Tenaris SA	106,949	1,860,134
Titan Cement International SA	7,754	183,729
Vobile Group Ltd. (a)	279,000	86,110
		276,312,927

See accompanying notes to financial statements.
167

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	124,200	$ 1,021,970
TOTAL COMMON STOCKS (Cost $5,701,508,568)		6,383,628,161

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr Ing hc F Porsche AG 1.26% (d) (Cost $2,304,460)	26,096	2,303,273
RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Sigma Healthcare Ltd. (expiring 01/19/24) (a)	99,060	20,616
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 02/05/24) (a)	703	2,894
TOTAL RIGHTS (Cost $0)		23,510
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	331
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	1,184	—
		331
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (c)	4,200	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
MACAU — 0.0% (f)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a) (b)	25,200	39
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (a)	30,950	1,179
Scientex Bhd. (expiring 01/14/26) (a)	4,960	637
SKP Resources Bhd. (expiring 04/25/26) (a)	54,260	590
VS Industry Bhd. (expiring 06/14/24) (a)	88,800	96
		2,502
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/24) (a)	2,116	26
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (a)	2,116	106
Security Description	Shares	Value
MBK PCL (expiring 05/15/24) (a)	4,746	$ 1,975
MBK PCL (expiring 05/15/25) (a)	4,747	1,836
MBK PCL (expiring 11/15/24) (a)	4,746	1,891
Plan B Media PCL (expiring 01/13/25) (a)	10,680	626
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,396	139
VGI PCL (expiring 05/23/27) (a)	223,290	523
Vibhavadi Medical Center PCL (expiring 07/18/25) (a)	54,625	160
		7,282
TOTAL WARRANTS (Cost $0)		10,154
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (h) (i)	178,964,611	178,964,611
State Street Navigator Securities Lending Portfolio II (j) (k)	152,581,117	152,581,117
TOTAL SHORT-TERM INVESTMENTS (Cost $331,545,728)		331,545,728
TOTAL INVESTMENTS — 101.5% (Cost $6,035,358,756)		6,717,510,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(102,153,512)
NET ASSETS — 100.0%		$ 6,615,357,314
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $184,815, representing 0.00% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.
168

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
169

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	1,564	03/15/2024	$ 77,166,998	$ 80,835,340	$3,668,342
MSCI EAFE Index (long)	1,334	03/15/2024	145,447,138	150,235,080	4,787,942
S&P/TSX 60 Index (long)	79	03/14/2024	14,719,313	15,222,453	503,140
					$8,959,424

During the year ended December 31, 2023, average notional value related to futures contracts was $203,871,011.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,352,494,245	$30,949,101	$184,814	$6,383,628,160
Preferred Stocks	—	2,303,274	0(a)	2,303,274
Rights	2,894	20,616	—	23,510
Warrants	8,318	1,836	0(a)	10,154
Short-Term Investments	331,545,728	—	—	331,545,728
TOTAL INVESTMENTS	$6,684,051,185	$33,274,827	$184,814	$6,717,510,826
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 8,959,424	$ —	$ —	$ 8,959,424
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 8,959,424	$ —	$ —	$ 8,959,424
(a)	The Portfolio held a Level 3 securities that was valued at $0 at December 31, 2023.
Top Five Sectors as of December 31, 2023

Description	% of Net Assets
Banks	11.5%
Semiconductors	5.9
Pharmaceuticals	5.8
Oil & Gas	4.3
Insurance	3.9
TOTAL	31.4%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,057,869	$198,057,869	$ 966,875,061	$ 985,968,319	$—	$—	178,964,611	$ 178,964,611	$ 9,026,721
State Street Navigator Securities Lending Portfolio II	198,045,220	198,045,220	745,773,839	791,237,942	—	—	152,581,117	152,581,117	1,350,547
Total		$396,103,089	$1,712,648,900	$1,777,206,261	$—	$—		$331,545,728	$10,377,268
See accompanying notes to financial statements.
170

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	10,841	$ 676,478
AeroVironment, Inc. (a)	8,445	1,064,408
AerSale Corp. (a)	9,900	125,680
Archer Aviation, Inc. Class A (a)	52,600	322,964
Astronics Corp. (a)	8,568	149,255
BWX Technologies, Inc.	31,026	2,380,625
Cadre Holdings, Inc.	6,400	210,496
Curtiss-Wright Corp.	12,915	2,877,333
Ducommun, Inc. (a)	4,500	234,270
Eve Holding, Inc. (a) (b)	6,719	49,183
HEICO Corp.	14,746	2,637,617
HEICO Corp. Class A	28,864	4,111,388
Hexcel Corp.	28,617	2,110,504
Kaman Corp.	9,799	234,686
Kratos Defense & Security Solutions, Inc. (a)	43,600	884,644
Leonardo DRS, Inc. (a)	23,300	466,932
Mercury Systems, Inc. (a)	18,500	676,545
Moog, Inc. Class A	9,721	1,407,406
National Presto Industries, Inc.	1,890	151,729
Park Aerospace Corp.	7,400	108,780
Redwire Corp. (a) (b)	6,800	19,380
Rocket Lab USA, Inc. (a) (b)	96,600	534,198
Spirit AeroSystems Holdings, Inc. Class A (a)	35,942	1,142,237
Terran Orbital Corp. (a) (b)	34,500	39,330
Triumph Group, Inc. (a)	21,545	357,216
V2X, Inc. (a)	4,200	195,048
Virgin Galactic Holdings, Inc. (a) (b)	121,400	297,430
Woodward, Inc.	20,374	2,773,513
		26,239,275
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	18,800	331,068
Forward Air Corp.	9,051	569,036
GXO Logistics, Inc. (a)	39,790	2,433,557
Hub Group, Inc. Class A (a)	10,617	976,127
Radiant Logistics, Inc. (a)	12,353	82,024
		4,391,812
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	42,900	1,676,103
Allegiant Travel Co.	5,250	433,702
Blade Air Mobility, Inc. (a)	20,200	71,306
Frontier Group Holdings, Inc. (a) (b)	13,000	70,980
Hawaiian Holdings, Inc. (a) (b)	17,445	247,719
JetBlue Airways Corp. (a) (b)	114,336	634,565
Joby Aviation, Inc. (a) (b)	96,200	639,730
SkyWest, Inc. (a)	13,803	720,517
Spirit Airlines, Inc. (b)	38,669	633,785
Security Description	Shares	Value
Sun Country Airlines Holdings, Inc. (a) (b)	12,600	$ 198,198
		5,326,605
AUTO COMPONENTS — 0.8%
Adient PLC (a)	31,300	1,138,068
American Axle & Manufacturing Holdings, Inc. (a) (b)	38,250	336,982
Atmus Filtration Technologies, Inc. (a) (b)	5,800	136,242
Cooper-Standard Holdings, Inc. (a)	5,700	111,378
Dana, Inc.	44,542	650,759
Dorman Products, Inc. (a)	9,027	752,942
Fox Factory Holding Corp. (a)	14,397	971,509
Gentex Corp.	79,623	2,600,487
Gentherm, Inc. (a)	11,485	601,355
Goodyear Tire & Rubber Co. (a)	95,116	1,362,061
Holley, Inc. (a) (b)	17,000	82,790
LCI Industries (b)	8,413	1,057,598
Lear Corp.	19,651	2,774,918
Luminar Technologies, Inc. (a) (b)	94,900	319,813
Modine Manufacturing Co. (a)	17,583	1,049,705
Patrick Industries, Inc. (b)	7,328	735,365
Phinia, Inc.	16,600	502,814
QuantumScape Corp. (a) (b)	116,401	808,987
Solid Power, Inc. (a) (b)	48,700	70,615
Standard Motor Products, Inc.	6,643	264,458
Stoneridge, Inc. (a)	8,882	173,821
Visteon Corp. (a)	9,158	1,143,834
XPEL, Inc. (a) (b)	8,000	430,800
		18,077,301
AUTOMOBILES — 0.5%
Fisker, Inc. (a) (b)	69,400	121,450
Harley-Davidson, Inc.	44,001	1,620,997
Livewire Group, Inc. (a) (b)	3,400	38,454
Lucid Group, Inc. (a) (b)	257,300	1,083,233
Rivian Automotive, Inc. Class A (a) (b)	228,400	5,358,264
Thor Industries, Inc. (b)	17,501	2,069,493
Winnebago Industries, Inc.	10,000	728,800
Workhorse Group, Inc. (a) (b)	40,275	14,499
		11,035,190
BANKS — 5.7%
1st Source Corp.	5,520	303,324
ACNB Corp. (b)	2,800	125,328
Amalgamated Financial Corp.	5,600	150,864
Amerant Bancorp, Inc. (b)	8,100	199,017
American National Bankshares, Inc.	3,800	185,250
Ameris Bancorp	21,759	1,154,315
Ames National Corp. (b)	3,022	64,489
Arrow Financial Corp.	4,765	133,134
Associated Banc-Corp. (b)	48,930	1,046,613

See accompanying notes to financial statements.
171

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Atlantic Union Bankshares Corp. (b)	24,707	$ 902,794
Axos Financial, Inc. (a)	18,132	990,007
Banc of California, Inc.	44,151	592,948
BancFirst Corp.	7,252	705,837
Bancorp, Inc. (a)	16,900	651,664
Bank First Corp. (b)	3,200	277,312
Bank of Hawaii Corp. (b)	12,826	929,372
Bank of Marin Bancorp	5,144	113,271
Bank of NT Butterfield & Son Ltd.	16,796	537,640
Bank OZK	36,428	1,815,207
Bank7 Corp.	1,100	30,085
BankUnited, Inc.	23,927	775,953
Bankwell Financial Group, Inc.	1,842	55,592
Banner Corp.	11,000	589,160
Bar Harbor Bankshares	4,780	140,341
BayCom Corp.	3,600	84,924
BCB Bancorp, Inc.	5,000	64,250
Berkshire Hills Bancorp, Inc.	14,616	362,915
Blue Foundry Bancorp (a) (b)	6,206	60,012
Blue Ridge Bankshares, Inc. (b)	6,200	18,786
BOK Financial Corp.	9,708	831,490
Bridgewater Bancshares, Inc. (a)	5,850	79,092
Brookline Bancorp, Inc.	27,822	303,538
Burke & Herbert Financial Services Corp. (b)	2,300	144,670
Business First Bancshares, Inc.	7,700	189,805
Byline Bancorp, Inc.	7,500	176,700
C&F Financial Corp.	1,086	74,054
Cadence Bank	58,945	1,744,183
Cambridge Bancorp	2,591	179,815
Camden National Corp.	5,002	188,225
Capital Bancorp, Inc.	3,300	79,860
Capital City Bank Group, Inc.	4,605	135,525
Capitol Federal Financial, Inc. (b)	42,400	273,480
Capstar Financial Holdings, Inc.	6,600	123,684
Carter Bankshares, Inc. (a)	8,400	125,748
Cathay General Bancorp	23,909	1,065,624
Central Pacific Financial Corp.	7,954	156,535
Central Valley Community Bancorp	3,100	69,285
Chemung Financial Corp.	1,437	71,563
ChoiceOne Financial Services, Inc. (b)	2,400	70,320
Citizens & Northern Corp.	4,751	106,565
Citizens Financial Services, Inc. (b)	1,300	84,136
City Holding Co.	4,995	550,749
Civista Bancshares, Inc.	6,500	119,860
CNB Financial Corp.	6,200	140,058
Coastal Financial Corp. (a)	3,713	164,894
Codorus Valley Bancorp, Inc.	3,100	79,670
Colony Bankcorp, Inc.	4,946	65,782
Columbia Banking System, Inc.	71,078	1,896,361
Security Description	Shares	Value
Columbia Financial, Inc. (a) (b)	10,300	$ 198,584
Commerce Bancshares, Inc.	40,926	2,185,858
Community Bank System, Inc.	18,339	955,645
Community Trust Bancorp, Inc.	5,003	219,432
ConnectOne Bancorp, Inc.	11,834	271,117
CrossFirst Bankshares, Inc. (a)	14,123	191,790
Cullen/Frost Bankers, Inc.	20,172	2,188,460
Customers Bancorp, Inc. (a)	9,802	564,791
CVB Financial Corp.	43,600	880,284
Dime Community Bancshares, Inc.	12,240	329,623
Eagle Bancorp, Inc.	10,000	301,400
East West Bancorp, Inc.	47,933	3,448,779
Eastern Bankshares, Inc.	53,800	763,960
Enterprise Bancorp, Inc.	2,478	79,940
Enterprise Financial Services Corp.	12,214	545,355
Equity Bancshares, Inc. Class A	5,300	179,670
Esquire Financial Holdings, Inc.	2,200	109,912
ESSA Bancorp, Inc.	2,800	56,056
Evans Bancorp, Inc.	2,088	65,835
Farmers & Merchants Bancorp, Inc. (b)	4,200	104,160
Farmers National Banc Corp.	13,466	194,584
FB Financial Corp.	12,083	481,508
Fidelity D&D Bancorp, Inc.	1,500	87,045
Financial Institutions, Inc.	4,480	95,424
First Bancorp (c)	59,400	977,130
First Bancorp (b) (c)	13,514	500,153
First Bancorp, Inc.	3,100	87,482
First Bancshares, Inc.	9,800	287,434
First Bank	8,400	123,480
First Busey Corp.	17,388	431,570
First Business Financial Services, Inc.	3,073	123,227
First Citizens BancShares, Inc. Class A	3,728	5,289,920
First Commonwealth Financial Corp.	35,706	551,301
First Community Bankshares, Inc.	5,500	204,050
First Community Corp.	2,392	51,500
First Financial Bancorp	32,491	771,661
First Financial Bankshares, Inc.	44,302	1,342,351
First Financial Corp.	3,600	154,908
First Foundation, Inc.	18,450	178,596
First Hawaiian, Inc.	44,000	1,005,840
First Horizon Corp.	189,500	2,683,320
First Interstate BancSystem, Inc. Class A	28,432	874,284
First Merchants Corp.	20,520	760,882
First Mid Bancshares, Inc.	7,100	246,086
First of Long Island Corp.	6,850	90,694
First Western Financial, Inc. (a)	3,100	61,473
Five Star Bancorp	4,100	107,338
Flushing Financial Corp.	9,000	148,320
FNB Corp.	124,398	1,712,960

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
FS Bancorp, Inc.	2,200	$ 81,312
Fulton Financial Corp.	54,792	901,876
FVCBankcorp, Inc. (a) (b)	5,524	78,441
German American Bancorp, Inc.	9,225	298,982
Glacier Bancorp, Inc. (b)	37,808	1,562,227
Great Southern Bancorp, Inc.	2,768	164,281
Greene County Bancorp, Inc.	2,400	67,680
Guaranty Bancshares, Inc.	2,765	92,959
Hancock Whitney Corp.	29,520	1,434,377
Hanmi Financial Corp.	9,200	178,480
HarborOne Bancorp, Inc.	13,963	167,277
HBT Financial, Inc.	5,200	109,772
Heartland Financial USA, Inc.	14,400	541,584
Heritage Commerce Corp.	19,166	190,127
Heritage Financial Corp.	11,200	239,568
Hilltop Holdings, Inc.	15,800	556,318
Hingham Institution For Savings The	468	90,979
Home Bancorp, Inc.	2,473	103,891
Home BancShares, Inc.	65,723	1,664,764
HomeStreet, Inc. (b)	7,974	82,132
HomeTrust Bancshares, Inc.	4,609	124,074
Hope Bancorp, Inc.	37,721	455,670
Horizon Bancorp, Inc.	14,840	212,360
Independent Bank Corp. (c)	14,965	984,847
Independent Bank Corp. (c)	7,118	185,210
Independent Bank Group, Inc.	12,472	634,575
International Bancshares Corp.	18,750	1,018,500
John Marshall Bancorp, Inc. (b)	4,300	97,008
Kearny Financial Corp.	17,151	153,844
Lakeland Bancorp, Inc.	20,100	297,279
Lakeland Financial Corp.	8,428	549,168
LCNB Corp.	3,000	47,310
Live Oak Bancshares, Inc.	11,390	518,245
Luther Burbank Corp. (a)	3,600	38,556
Macatawa Bank Corp.	8,146	91,887
MainStreet Bancshares, Inc.	2,100	52,101
Mercantile Bank Corp.	5,000	201,900
Metrocity Bankshares, Inc. (b)	5,500	132,110
Metropolitan Bank Holding Corp. (a)	3,800	210,444
Mid Penn Bancorp, Inc.	5,126	124,459
Middlefield Banc Corp.	2,700	87,399
Midland States Bancorp, Inc.	6,702	184,707
MidWestOne Financial Group, Inc.	4,651	125,158
MVB Financial Corp.	3,473	78,351
National Bank Holdings Corp. Class A	12,848	477,817
National Bankshares, Inc. (b)	1,900	61,465
NBT Bancorp, Inc.	15,800	662,178
New York Community Bancorp, Inc.	242,825	2,484,100
Nicolet Bankshares, Inc.	4,216	339,304
Northeast Bank	2,100	115,899
Northeast Community Bancorp, Inc. (b)	4,700	83,378
Security Description	Shares	Value
Northfield Bancorp, Inc.	12,780	$ 160,772
Northrim BanCorp, Inc.	1,700	97,257
Northwest Bancshares, Inc.	42,776	533,844
Norwood Financial Corp.	2,300	75,693
NU Holdings Ltd. Class A (a)	805,300	6,708,149
Oak Valley Bancorp	2,100	62,895
OceanFirst Financial Corp.	19,307	335,170
OFG Bancorp	16,600	622,168
Old National Bancorp	101,095	1,707,495
Old Second Bancorp, Inc.	14,135	218,244
Orange County Bancorp, Inc.	1,900	114,456
Origin Bancorp, Inc.	9,600	341,472
Orrstown Financial Services, Inc.	3,400	100,300
Pacific Premier Bancorp, Inc.	32,601	949,015
Park National Corp. (b)	4,917	653,273
Parke Bancorp, Inc.	3,197	64,739
Pathward Financial, Inc.	9,043	478,646
PCB Bancorp	3,800	70,034
Peapack-Gladstone Financial Corp.	5,400	161,028
Penns Woods Bancorp, Inc.	2,371	53,371
Peoples Bancorp, Inc.	12,214	412,345
Peoples Financial Services Corp.	2,639	128,519
Pinnacle Financial Partners, Inc.	25,689	2,240,595
Pioneer Bancorp, Inc. (a)	3,419	34,224
Plumas Bancorp	1,800	74,430
Ponce Financial Group, Inc. (a)	6,300	61,488
Popular, Inc.	24,310	1,995,122
Preferred Bank	4,377	319,740
Premier Financial Corp.	11,597	279,488
Primis Financial Corp.	6,269	79,366
Princeton Bancorp, Inc. (b)	1,600	57,440
Prosperity Bancshares, Inc.	29,609	2,005,418
Provident Financial Services, Inc.	25,656	462,578
QCR Holdings, Inc.	5,320	310,635
RBB Bancorp	5,000	95,200
Red River Bancshares, Inc.	1,600	89,776
Renasant Corp.	19,132	644,366
Republic Bancorp, Inc. Class A	3,008	165,921
S&T Bancorp, Inc.	12,561	419,789
Sandy Spring Bancorp, Inc.	14,680	399,883
Seacoast Banking Corp. of Florida	29,091	827,930
ServisFirst Bancshares, Inc.	17,500	1,166,025
Shore Bancshares, Inc.	10,425	148,556
Sierra Bancorp	4,318	97,371
Simmons First National Corp. Class A	42,639	845,958
SmartFinancial, Inc.	5,302	129,846
South Plains Financial, Inc.	4,221	122,240
Southern First Bancshares, Inc. (a)	2,400	89,040
Southern Missouri Bancorp, Inc.	2,800	149,492

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Southern States Bancshares, Inc.	2,400	$ 70,272
Southside Bancshares, Inc. (b)	9,655	302,395
SouthState Corp.	25,742	2,173,912
Stellar Bancorp, Inc.	16,898	470,440
Sterling Bancorp, Inc. (a)	8,989	51,867
Stock Yards Bancorp, Inc. (b)	9,300	478,857
Summit Financial Group, Inc.	4,115	126,289
Synovus Financial Corp.	49,448	1,861,717
Texas Capital Bancshares, Inc. (a)	16,172	1,045,196
Third Coast Bancshares, Inc. (a)	4,300	85,441
Timberland Bancorp, Inc.	2,788	87,710
Tompkins Financial Corp.	4,481	269,891
Towne Bank	24,290	722,870
TriCo Bancshares	10,572	454,279
Triumph Financial, Inc. (a)	7,521	603,034
TrustCo Bank Corp.	6,319	196,205
Trustmark Corp.	21,096	588,156
UMB Financial Corp.	14,989	1,252,331
United Bankshares, Inc.	45,205	1,697,448
United Community Banks, Inc.	39,240	1,148,162
Unity Bancorp, Inc.	2,295	67,909
Univest Financial Corp.	10,740	236,602
USCB Financial Holdings, Inc. (a)	4,383	53,692
Valley National Bancorp	146,368	1,589,556
Veritex Holdings, Inc.	17,250	401,408
Virginia National Bankshares Corp.	1,735	59,649
WaFd, Inc.	22,117	728,976
Washington Trust Bancorp, Inc.	5,323	172,359
Webster Financial Corp.	58,341	2,961,389
WesBanco, Inc.	19,702	618,052
West BanCorp, Inc.	5,200	110,240
Westamerica BanCorp	8,585	484,280
Western Alliance Bancorp	37,183	2,446,270
Wintrust Financial Corp.	20,731	1,922,800
WSFS Financial Corp.	21,124	970,225
		128,923,858
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	3,316	1,145,977
Celsius Holdings, Inc. (a) (b)	49,000	2,671,480
Coca-Cola Consolidated, Inc.	1,646	1,528,146
Duckhorn Portfolio, Inc. (a)	15,600	153,660
MGP Ingredients, Inc. (b)	5,500	541,860
National Beverage Corp. (a)	7,894	392,490
Primo Water Corp.	53,000	797,650
Vita Coco Co., Inc. (a)	9,700	248,805
Zevia PBC Class A (a) (b)	7,700	15,477
		7,495,545
BIOTECHNOLOGY — 4.9%
2seventy bio, Inc. (a) (b)	15,007	64,080
Security Description	Shares	Value
4D Molecular Therapeutics, Inc. (a)	13,100	$ 265,406
89bio, Inc. (a) (b)	21,400	239,038
Aadi Bioscience, Inc. (a) (b)	3,700	7,474
ACADIA Pharmaceuticals, Inc. (a)	39,689	1,242,663
ACELYRIN, Inc. (a) (b)	11,300	84,298
Acrivon Therapeutics, Inc. (a)	3,100	15,252
Actinium Pharmaceuticals, Inc. (a) (b)	8,000	40,640
Adicet Bio, Inc. (a) (b)	14,100	26,649
ADMA Biologics, Inc. (a)	66,200	299,224
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a)	3,616	81,830
Agenus, Inc. (a) (b)	116,900	96,782
Agios Pharmaceuticals, Inc. (a)	19,104	425,446
Akero Therapeutics, Inc. (a)	17,300	403,955
Aldeyra Therapeutics, Inc. (a) (b)	14,300	50,193
Alector, Inc. (a)	21,435	171,051
Alkermes PLC (a)	56,962	1,580,126
Allakos, Inc. (a) (b)	20,500	55,965
Allogene Therapeutics, Inc. (a)	26,131	83,881
Allovir, Inc. (a) (b)	14,900	10,129
Alnylam Pharmaceuticals, Inc. (a)	42,666	8,166,699
Alpine Immune Sciences, Inc. (a)	10,800	205,848
Altimmune, Inc. (a) (b)	17,900	201,375
ALX Oncology Holdings, Inc. (a)	7,700	114,653
Amicus Therapeutics, Inc. (a)	93,541	1,327,347
AnaptysBio, Inc. (a)	6,014	128,820
Anavex Life Sciences Corp. (a) (b)	23,900	222,509
Anika Therapeutics, Inc. (a)	4,747	107,567
Annexon, Inc. (a)	14,000	63,560
Apellis Pharmaceuticals, Inc. (a) (b)	34,800	2,083,128
Apogee Therapeutics, Inc. (a)	6,900	192,786
Arbutus Biopharma Corp. (a) (b)	42,200	105,500
Arcellx, Inc. (a)	12,600	699,300
Arcturus Therapeutics Holdings, Inc. (a)	7,835	247,038
Arcus Biosciences, Inc. (a)	18,195	347,524
Arcutis Biotherapeutics, Inc. (a) (b)	21,800	70,414
Ardelyx, Inc. (a) (b)	75,900	470,580
Arrowhead Pharmaceuticals, Inc. (a)	32,761	1,002,487
ARS Pharmaceuticals, Inc. (a) (b)	7,500	41,100
Astria Therapeutics, Inc. (a) (b)	10,100	77,568
Atara Biotherapeutics, Inc. (a) (b)	30,300	15,538
Aura Biosciences, Inc. (a)	8,400	74,424
Aurinia Pharmaceuticals, Inc. (a) (b)	45,100	405,449

See accompanying notes to financial statements.
174

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Avid Bioservices, Inc. (a)	21,068	$ 136,942
Avidity Biosciences, Inc. (a) (b)	24,300	219,915
Avita Medical, Inc. (a)	8,600	117,992
Beam Therapeutics, Inc. (a) (b)	23,900	650,558
BioAtla, Inc. (a) (b)	13,600	33,456
BioCryst Pharmaceuticals, Inc. (a) (b)	64,030	383,540
Biohaven Ltd. (a)	23,200	992,960
BioMarin Pharmaceutical, Inc. (a)	64,527	6,221,693
Biomea Fusion, Inc. (a) (b)	6,800	98,736
Bioxcel Therapeutics, Inc. (a) (b)	5,512	16,260
Bluebird Bio, Inc. (a)	34,721	47,915
Blueprint Medicines Corp. (a)	19,842	1,830,226
Bridgebio Pharma, Inc. (a) (b)	37,394	1,509,596
Cabaletta Bio, Inc. (a)	11,800	267,860
CareDx, Inc. (a) (b)	18,148	217,776
Caribou Biosciences, Inc. (a)	26,900	154,137
Carisma Therapeutics, Inc. (b)	8,200	24,026
Cartesian Therapeutics, Inc. (a) (b)	35,700	24,612
Cartesian Therapeutics, Inc. (a) (b)	35,700	6,426
Catalyst Pharmaceuticals, Inc. (a)	33,947	570,649
Celcuity, Inc. (a)	5,300	77,221
Celldex Therapeutics, Inc. (a)	16,100	638,526
Century Therapeutics, Inc. (a)	5,600	18,592
Cerevel Therapeutics Holdings, Inc. (a) (b)	23,600	1,000,640
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cogent Biosciences, Inc. (a)	27,900	164,052
Coherus Biosciences, Inc. (a) (b)	33,017	109,947
Compass Therapeutics, Inc. (a)	28,100	43,836
Crinetics Pharmaceuticals, Inc. (a)	22,000	782,760
Cue Biopharma, Inc. (a) (b)	10,600	27,984
Cullinan Oncology, Inc. (a)	7,300	74,387
Cytokinetics, Inc. (a)	31,896	2,662,997
Day One Biopharmaceuticals, Inc. (a) (b)	21,400	312,440
Deciphera Pharmaceuticals, Inc. (a)	17,500	282,275
Denali Therapeutics, Inc. (a)	40,032	859,087
Design Therapeutics, Inc. (a)	9,700	25,705
Disc Medicine, Inc. (a)	3,200	184,832
Dynavax Technologies Corp. (a) (b)	44,038	615,651
Dyne Therapeutics, Inc. (a)	14,200	188,860
Eagle Pharmaceuticals, Inc. (a)	3,046	15,931
Editas Medicine, Inc. (a)	28,839	292,139
Emergent BioSolutions, Inc. (a) (b)	15,100	36,240
Enanta Pharmaceuticals, Inc. (a) (b)	6,600	62,106
Security Description	Shares	Value
Entrada Therapeutics, Inc. (a) (b)	7,340	$ 110,761
Erasca, Inc. (a)	27,800	59,214
Exact Sciences Corp. (a)	61,629	4,559,313
Exelixis, Inc. (a)	107,908	2,588,713
Fate Therapeutics, Inc. (a) (b)	29,489	110,289
Fennec Pharmaceuticals, Inc. (a)	5,600	62,832
FibroGen, Inc. (a) (b)	26,908	23,849
Foghorn Therapeutics, Inc. (a)	8,000	51,600
Genelux Corp. (a)	6,200	86,862
Generation Bio Co. (a) (b)	14,100	23,265
Geron Corp. (a) (b)	167,383	353,178
Graphite Bio, Inc. (a)	8,600	22,532
Gritstone bio, Inc. (a) (b)	27,000	55,080
Gtx, Inc. CVR (a) (b)	85	161
Halozyme Therapeutics, Inc. (a)	44,058	1,628,384
Heron Therapeutics, Inc. (a) (b)	31,817	54,089
HilleVax, Inc. (a)	8,300	133,215
Humacyte, Inc. (a) (b)	18,800	53,392
Icosavax, Inc. (a)	9,200	144,992
Ideaya Biosciences, Inc. (a)	20,200	718,716
IGM Biosciences, Inc. (a) (b)	4,900	40,719
Immuneering Corp. Class A (a)	7,500	55,125
ImmunityBio, Inc. (a) (b)	42,100	211,342
ImmunoGen, Inc. (a)	81,976	2,430,588
Immunovant, Inc. (a)	18,300	770,979
Inhibrx, Inc. (a) (b)	11,600	440,800
Inozyme Pharma, Inc. (a)	21,900	93,294
Insmed, Inc. (a) (b)	47,666	1,477,169
Intellia Therapeutics, Inc. (a)	30,200	920,798
Ionis Pharmaceuticals, Inc. (a)	49,312	2,494,694
Iovance Biotherapeutics, Inc. (a)	79,200	643,896
Ironwood Pharmaceuticals, Inc. (a)	47,378	542,004
iTeos Therapeutics, Inc. (a)	8,000	87,600
Janux Therapeutics, Inc. (a)	5,900	63,307
KalVista Pharmaceuticals, Inc. (a) (b)	9,500	116,375
Karuna Therapeutics, Inc. (a) (b)	12,324	3,900,669
Karyopharm Therapeutics, Inc. (a) (b)	30,200	26,123
Keros Therapeutics, Inc. (a)	7,547	300,069
Kezar Life Sciences, Inc. (a) (b)	22,030	20,871
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	10,325	181,100
Kodiak Sciences, Inc. (a)	9,135	27,770
Krystal Biotech, Inc. (a)	7,267	901,544
Kura Oncology, Inc. (a)	24,900	358,062
Kymera Therapeutics, Inc. (a) (b)	12,900	328,434
Larimar Therapeutics, Inc. (a)	7,900	35,945
Lexicon Pharmaceuticals, Inc. (a) (b)	31,021	47,462
Lineage Cell Therapeutics, Inc. (a) (b)	39,700	43,273

See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Lyell Immunopharma, Inc. (a) (b)	60,300	$ 116,982
MacroGenics, Inc. (a) (b)	20,434	196,575
Madrigal Pharmaceuticals, Inc. (a) (b)	5,059	1,170,551
MannKind Corp. (a) (b)	86,600	315,224
MeiraGTx Holdings PLC (a)	13,900	97,578
Merrimack Pharmaceuticals, Inc. (a) (b)	3,300	44,253
Mersana Therapeutics, Inc. (a) (b)	34,600	80,272
MiMedx Group, Inc. (a)	39,000	342,030
Mineralys Therapeutics, Inc. (a) (b)	4,900	42,140
Mirati Therapeutics, Inc. (a)	18,911	1,111,021
Mirum Pharmaceuticals, Inc. (a)	8,100	239,112
Monte Rosa Therapeutics, Inc. (a) (b)	10,200	57,630
Morphic Holding, Inc. (a)	13,400	386,992
Mural Oncology PLC (a)	5,636	33,365
Myriad Genetics, Inc. (a)	26,895	514,770
Natera, Inc. (a)	37,149	2,327,013
Neurocrine Biosciences, Inc. (a)	33,122	4,364,155
Nkarta, Inc. (a) (b)	7,900	52,140
Novavax, Inc. (a) (b)	31,393	150,686
Nurix Therapeutics, Inc. (a) (b)	15,200	156,864
Nuvalent, Inc. Class A (a) (b)	9,400	691,746
Nuvectis Pharma, Inc. (a) (b)	2,100	17,514
Ocean Biomedical, Inc. (a)	2,400	1,584
Olema Pharmaceuticals, Inc. (a)	9,000	126,270
Omega Therapeutics, Inc. (a) (b)	7,500	22,575
Organogenesis Holdings, Inc. (a) (b)	24,098	98,561
ORIC Pharmaceuticals, Inc. (a)	13,200	121,440
Outlook Therapeutics, Inc. (a) (b)	66,500	26,201
Ovid therapeutics, Inc. (a)	18,300	58,926
PDS Biotechnology Corp. (a) (b)	8,600	42,742
PepGen, Inc. (a)	4,200	28,560
PMV Pharmaceuticals, Inc. (a)	11,100	34,410
Poseida Therapeutics, Inc. (a)	20,900	70,224
Precigen, Inc. (a) (b)	33,741	45,213
Prelude Therapeutics, Inc. (a)	3,400	14,518
Prime Medicine, Inc. (a) (b)	13,500	119,610
ProKidney Corp. (a) (b)	19,000	33,820
Protagonist Therapeutics, Inc. (a)	19,902	456,353
Protalix BioTherapeutics, Inc. (a)	27,400	48,772
Prothena Corp. PLC (a)	14,100	512,394
PTC Therapeutics, Inc. (a)	24,700	680,732
Rallybio Corp. (a)	10,300	24,617
RAPT Therapeutics, Inc. (a) (b)	10,000	248,500
RayzeBio, Inc. (a)	6,900	428,973
Recursion Pharmaceuticals, Inc. Class A (a) (b)	46,500	458,490
Security Description	Shares	Value
REGENXBIO, Inc. (a)	14,600	$ 262,070
Relay Therapeutics, Inc. (a)	30,500	335,805
Reneo Pharmaceuticals, Inc. (a)	4,400	7,040
Replimune Group, Inc. (a)	15,700	132,351
REVOLUTION Medicines, Inc. (a) (b)	49,344	1,415,186
Rhythm Pharmaceuticals, Inc. (a) (b)	17,500	804,475
Rigel Pharmaceuticals, Inc. (a)	52,689	76,399
Rocket Pharmaceuticals, Inc. (a)	21,100	632,367
Roivant Sciences Ltd. (a)	123,100	1,382,413
Sage Therapeutics, Inc. (a)	17,472	378,618
Sagimet Biosciences, Inc. Class A (a) (b)	2,500	13,550
Sana Biotechnology, Inc. (a) (b)	31,100	126,888
Sangamo Therapeutics, Inc. (a)	44,065	23,941
Sarepta Therapeutics, Inc. (a)	30,852	2,975,058
Savara, Inc. (a) (b)	28,800	135,360
Scholar Rock Holding Corp. (a) (b)	20,000	376,000
Seres Therapeutics, Inc. (a) (b)	30,746	43,044
SpringWorks Therapeutics, Inc. (a)	22,900	835,850
Stoke Therapeutics, Inc. (a) (b)	8,900	46,814
Summit Therapeutics, Inc. (a) (b)	40,100	104,661
Sutro Biopharma, Inc. (a)	20,000	85,800
Syndax Pharmaceuticals, Inc. (a)	22,720	490,979
Tango Therapeutics, Inc. (a) (b)	14,800	146,520
Tenaya Therapeutics, Inc. (a) (b)	20,700	67,068
TG Therapeutics, Inc. (a) (b)	46,745	798,405
Tobira Therapeutics, Inc. CVR (a)	200	906
Travere Therapeutics, Inc. (a)	23,998	215,742
Turnstone Biologics Corp. (a)	1,449	3,688
Twist Bioscience Corp. (a)	19,212	708,154
Tyra Biosciences, Inc. (a) (b)	4,207	58,267
Ultragenyx Pharmaceutical, Inc. (a)	27,276	1,304,338
United Therapeutics Corp. (a)	15,421	3,390,924
UroGen Pharma Ltd. (a) (b)	10,400	156,000
Vanda Pharmaceuticals, Inc. (a)	22,551	95,165
Vaxcyte, Inc. (a)	32,200	2,022,160
Vaxxinity, Inc. Class A (a)	13,100	11,135
Vera Therapeutics, Inc. (a)	11,500	176,870
Veracyte, Inc. (a)	25,587	703,898
Vericel Corp. (a)	16,173	575,921
Verve Therapeutics, Inc. (a)	16,700	232,798
Vigil Neuroscience, Inc. (a) (b)	4,900	16,562
Viking Therapeutics, Inc. (a) (b)	33,300	619,713
Vir Biotechnology, Inc. (a)	27,239	274,024
Viridian Therapeutics, Inc. (a) (b)	14,100	307,098
Vor BioPharma, Inc. (a) (b)	11,600	26,100

See accompanying notes to financial statements.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Voyager Therapeutics, Inc. (a)	9,800	$ 82,712
X4 Pharmaceuticals, Inc. (a)	37,900	31,779
Xencor, Inc. (a)	20,785	441,266
XOMA Corp. (a)	2,200	40,700
Y-mAbs Therapeutics, Inc. (a) (b)	12,100	82,522
Zentalis Pharmaceuticals, Inc. (a) (b)	19,400	293,910
Zura Bio Ltd. (a)	6,100	28,487
Zymeworks, Inc. (a)	17,500	181,825
		111,015,589
BROADLINE RETAIL — 0.5%
Big Lots, Inc. (b)	10,449	81,398
ContextLogic, Inc. Class A (a) (b)	7,503	44,643
Coupang, Inc. (a)	377,400	6,110,106
Dillard's, Inc. Class A (b)	1,152	465,005
Kohl's Corp. (b)	38,106	1,092,880
Macy's, Inc. (b)	92,200	1,855,064
Nordstrom, Inc. (b)	38,900	717,705
Ollie's Bargain Outlet Holdings, Inc. (a)	20,969	1,591,337
Savers Value Village, Inc. (a)	8,600	149,468
		12,107,606
BUILDING PRODUCTS — 2.0%
AAON, Inc.	22,050	1,628,834
Advanced Drainage Systems, Inc.	23,200	3,262,848
American Woodmark Corp. (a)	5,556	515,875
Apogee Enterprises, Inc.	7,509	401,056
Armstrong World Industries, Inc. (b)	14,895	1,464,476
AZEK Co., Inc. (a)	45,392	1,736,244
AZZ, Inc.	8,393	487,549
Carlisle Cos., Inc.	16,438	5,135,724
CSW Industrials, Inc.	4,971	1,031,035
Fortune Brands Innovations, Inc.	43,000	3,274,020
Gibraltar Industries, Inc. (a)	10,400	821,392
Griffon Corp.	14,100	859,395
Hayward Holdings, Inc. (a) (b)	46,800	636,480
Insteel Industries, Inc.	6,587	252,216
Janus International Group, Inc. (a)	29,300	382,365
JELD-WEN Holding, Inc. (a)	29,509	557,130
Lennox International, Inc.	10,856	4,858,277
Masonite International Corp. (a)	7,493	634,357
Masterbrand, Inc. (a)	43,600	647,460
Owens Corning	30,081	4,458,907
PGT Innovations, Inc. (a)	19,654	799,918
Quanex Building Products Corp.	10,750	328,628
Resideo Technologies, Inc. (a)	49,977	940,567
Simpson Manufacturing Co., Inc.	14,554	2,881,401
Trex Co., Inc. (a)	37,005	3,063,644
UFP Industries, Inc.	20,210	2,537,365
Security Description	Shares	Value
Zurn Elkay Water Solutions Corp. (b)	50,390	$ 1,481,970
		45,079,133
CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.	11,739	1,777,519
AlTi Global, Inc. (a) (b)	8,000	70,080
ARES Management Corp. Class A	56,230	6,686,872
Artisan Partners Asset Management, Inc. Class A	19,702	870,434
AssetMark Financial Holdings, Inc. (a)	7,400	221,630
B Riley Financial, Inc.	6,934	145,545
Bakkt Holdings, Inc. (a)	22,900	51,067
BGC Group, Inc. Class A	116,700	842,574
Blue Owl Capital, Inc. (b)	157,000	2,339,300
Brightsphere Investment Group, Inc.	11,773	225,571
Carlyle Group, Inc. (b)	71,840	2,923,170
Cohen & Steers, Inc. (b)	9,009	682,251
Coinbase Global, Inc. Class A (a)	58,400	10,156,928
Diamond Hill Investment Group, Inc.	968	160,291
Donnelley Financial Solutions, Inc. (a)	8,375	522,349
Evercore, Inc. Class A	11,941	2,042,508
Forge Global Holdings, Inc. (a)	37,200	127,596
GCM Grosvenor, Inc. Class A (b)	15,400	137,984
Hamilton Lane, Inc. Class A	12,504	1,418,454
Houlihan Lokey, Inc.	17,200	2,062,452
Interactive Brokers Group, Inc. Class A	35,275	2,924,297
Janus Henderson Group PLC	45,700	1,377,855
Jefferies Financial Group, Inc.	61,719	2,494,065
KKR & Co., Inc.	228,533	18,933,959
Lazard Ltd. Class A	37,702	1,312,030
LPL Financial Holdings, Inc.	25,906	5,896,724
MarketWise, Inc. (b)	11,400	31,122
Moelis & Co. Class A (b)	22,800	1,279,764
Morningstar, Inc.	8,797	2,518,053
Open Lending Corp. Class A (a)	34,200	291,042
P10, Inc. Class A (b)	14,200	145,124
Patria Investments Ltd. Class A	18,100	280,731
Perella Weinberg Partners	14,100	172,443
Piper Sandler Cos.	5,971	1,044,149
PJT Partners, Inc. Class A (b)	8,272	842,669
Robinhood Markets, Inc. Class A (a)	231,500	2,949,310
SEI Investments Co.	34,106	2,167,436
Silvercrest Asset Management Group, Inc. Class A	3,000	51,000
StepStone Group, Inc. Class A	18,426	586,500
Stifel Financial Corp.	33,816	2,338,376
StoneX Group, Inc. (a)	9,354	690,606

See accompanying notes to financial statements.
177

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
TPG, Inc.	21,800	$ 941,106
Tradeweb Markets, Inc. Class A	39,492	3,589,033
Value Line, Inc.	200	9,750
Victory Capital Holdings, Inc. Class A	8,900	306,516
Virtu Financial, Inc. Class A	31,297	634,077
Virtus Investment Partners, Inc.	2,327	562,575
WisdomTree, Inc.	48,699	337,484
XP, Inc. Class A	111,200	2,898,984
		91,071,355
CHEMICALS — 1.6%
AdvanSix, Inc.	8,100	242,676
American Vanguard Corp.	9,552	104,785
Ashland, Inc.	16,130	1,359,920
Aspen Aerogels, Inc. (a) (b)	17,500	276,150
Avient Corp.	29,146	1,211,599
Axalta Coating Systems Ltd. (a)	75,400	2,561,338
Balchem Corp.	10,386	1,544,917
Cabot Corp.	17,798	1,486,133
Chemours Co.	50,743	1,600,434
Core Molding Technologies, Inc. (a)	2,400	44,472
Danimer Scientific, Inc. (a) (b)	27,600	28,152
Ecovyst, Inc. (a)	31,550	308,244
Element Solutions, Inc.	76,900	1,779,466
Ginkgo Bioworks Holdings, Inc. (a) (b)	528,500	893,165
Hawkins, Inc.	6,596	464,490
HB Fuller Co.	18,399	1,497,863
Huntsman Corp.	58,139	1,461,033
Ingevity Corp. (a)	12,638	596,766
Innospec, Inc.	8,495	1,046,924
Intrepid Potash, Inc. (a) (b)	3,690	88,154
Koppers Holdings, Inc.	6,630	339,589
Kronos Worldwide, Inc. (b)	5,800	57,652
Livent Corp. (a) (b)	61,642	1,108,323
LSB Industries, Inc. (a)	18,100	168,511
Mativ Holdings, Inc. (b)	18,821	288,150
Minerals Technologies, Inc.	11,092	790,971
NewMarket Corp.	2,123	1,158,797
Olin Corp.	41,647	2,246,856
Origin Materials, Inc. (a) (b)	42,700	35,706
Orion SA	18,600	515,778
Perimeter Solutions SA (a)	52,000	239,200
PureCycle Technologies, Inc. (a) (b)	39,700	160,785
Quaker Chemical Corp. (b)	4,807	1,025,910
Rayonier Advanced Materials, Inc. (a)	21,100	85,455
RPM International, Inc.	43,264	4,829,560
Scotts Miracle-Gro Co. (b)	14,344	914,430
Sensient Technologies Corp.	14,719	971,454
Stepan Co.	7,278	688,135
Trinseo PLC	11,416	95,552
Tronox Holdings PLC	40,069	567,377
Valhi, Inc. (b)	2,100	31,899
Security Description	Shares	Value
Westlake Corp.	10,996	$ 1,539,000
		36,455,771
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ABM Industries, Inc.	21,500	963,845
ACCO Brands Corp.	30,242	183,871
ACV Auctions, Inc. Class A (a)	41,600	630,240
Aris Water Solutions, Inc. Class A (b)	10,000	83,900
BrightView Holdings, Inc. (a)	14,900	125,458
Brink's Co.	14,814	1,302,891
Casella Waste Systems, Inc. Class A (a)	18,300	1,563,918
CECO Environmental Corp. (a)	10,700	216,996
Cimpress PLC (a)	6,133	490,947
Clean Harbors, Inc. (a)	17,253	3,010,821
CompX International, Inc.	300	7,584
CoreCivic, Inc. (a)	39,225	569,939
Deluxe Corp.	14,176	304,075
Driven Brands Holdings, Inc. (a)	21,500	306,590
Ennis, Inc.	8,397	183,978
Enviri Corp. (a)	26,825	241,425
GEO Group, Inc. (a) (b)	41,580	450,311
Healthcare Services Group, Inc. (a)	24,865	257,850
HNI Corp.	15,811	661,374
Interface, Inc.	20,462	258,230
LanzaTech Global, Inc. (a) (b)	6,300	31,689
Li-Cycle Holdings Corp. (a) (b)	48,400	28,304
Liquidity Services, Inc. (a)	7,824	134,651
Matthews International Corp. Class A	10,031	367,636
MillerKnoll, Inc.	25,834	689,251
Montrose Environmental Group, Inc. (a)	9,700	311,661
MSA Safety, Inc.	12,573	2,122,700
NL Industries, Inc.	1,831	10,272
OPENLANE, Inc. (a)	35,992	533,042
Performant Financial Corp. (a)	24,200	75,625
Pitney Bowes, Inc. (b)	65,264	287,162
Quad/Graphics, Inc. (a)	10,400	56,368
RB Global, Inc. (b)	62,498	4,180,491
SP Plus Corp. (a)	6,600	338,250
Steelcase, Inc. Class A	32,100	433,992
Stericycle, Inc. (a)	31,294	1,550,931
Tetra Tech, Inc.	18,095	3,020,598
UniFirst Corp.	5,105	933,756
Vestis Corp.	40,270	851,308
Viad Corp. (a)	6,754	244,495
VSE Corp.	4,380	282,992
		28,299,417
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN Holdings, Inc. (b)	26,137	191,846
Aviat Networks, Inc. (a)	3,500	114,310
Calix, Inc. (a)	19,000	830,110
Cambium Networks Corp. (a)	4,300	25,800

See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Ciena Corp. (a)	50,497	$ 2,272,870
Clearfield, Inc. (a) (b)	4,600	133,768
CommScope Holding Co., Inc. (a)	71,355	201,221
Comtech Telecommunications Corp.	9,098	76,696
Digi International, Inc. (a)	11,970	311,220
DZS, Inc. (a)	8,960	17,651
Extreme Networks, Inc. (a)	42,700	753,228
Harmonic, Inc. (a) (b)	38,600	503,344
Infinera Corp. (a) (b)	69,900	332,025
KVH Industries, Inc. (a)	6,000	31,560
Lumentum Holdings, Inc. (a)	22,482	1,178,506
NETGEAR, Inc. (a)	11,189	163,136
NetScout Systems, Inc. (a)	23,307	511,589
Ribbon Communications, Inc. (a) (b)	27,900	80,910
Ubiquiti, Inc. (b)	1,507	210,317
Viasat, Inc. (a) (b)	40,211	1,123,897
Viavi Solutions, Inc. (a)	75,458	759,862
		9,823,866
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	44,604	4,122,748
Ameresco, Inc. Class A (a) (b)	10,900	345,203
API Group Corp. (a)	68,323	2,363,976
Arcosa, Inc.	15,786	1,304,555
Argan, Inc.	4,088	191,277
Bowman Consulting Group Ltd. (a)	3,400	120,768
Comfort Systems USA, Inc.	11,925	2,452,615
Concrete Pumping Holdings, Inc. (a)	8,456	69,339
Construction Partners, Inc. Class A (a) (b)	13,598	591,785
Dycom Industries, Inc. (a)	9,952	1,145,376
EMCOR Group, Inc.	15,753	3,393,669
Fluor Corp. (a)	48,109	1,884,430
Granite Construction, Inc.	14,979	761,832
Great Lakes Dredge & Dock Corp. (a)	21,250	163,200
IES Holdings, Inc. (a)	2,700	213,894
INNOVATE Corp. (a) (b)	14,100	17,343
Limbach Holdings, Inc. (a)	3,100	140,957
MasTec, Inc. (a)	21,153	1,601,705
MDU Resources Group, Inc.	68,637	1,359,013
MYR Group, Inc. (a)	5,648	816,870
Northwest Pipe Co. (a)	4,001	121,070
Primoris Services Corp.	18,254	606,215
Sterling Infrastructure, Inc. (a)	10,200	896,886
Tutor Perini Corp. (a)	13,800	125,580
Valmont Industries, Inc.	7,074	1,651,850
WillScot Mobile Mini Holdings Corp. (a)	66,013	2,937,578
		29,399,734
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	11,744	$ 2,382,153
Knife River Corp. (a)	19,084	1,262,979
Summit Materials, Inc. Class A (a)	40,763	1,567,745
U.S. Lime & Minerals, Inc.	781	179,903
		5,392,780
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	92,112	3,216,551
Atlanticus Holdings Corp. (a)	1,500	58,005
Bread Financial Holdings, Inc.	15,610	514,193
Consumer Portfolio Services, Inc. (a)	2,500	23,425
Credit Acceptance Corp. (a) (b)	2,109	1,123,528
Encore Capital Group, Inc. (a)	8,051	408,588
Enova International, Inc. (a)	10,300	570,208
FirstCash Holdings, Inc.	12,715	1,378,179
Green Dot Corp. Class A (a)	16,600	164,340
LendingClub Corp. (a)	37,106	324,306
LendingTree, Inc. (a)	3,736	113,276
Navient Corp.	29,804	554,951
Nelnet, Inc. Class A	4,242	374,229
NerdWallet, Inc. Class A (a)	11,500	169,280
OneMain Holdings, Inc.	38,544	1,896,365
OppFi, Inc. (a)	7,300	37,376
PRA Group, Inc. (a)	13,672	358,206
PROG Holdings, Inc. (a)	15,774	487,574
Regional Management Corp.	3,000	75,240
SLM Corp.	76,612	1,464,821
SoFi Technologies, Inc. (a) (b)	321,400	3,197,930
Upstart Holdings, Inc. (a) (b)	24,803	1,013,451
World Acceptance Corp. (a)	1,428	186,397
		17,710,419
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	143,200	3,293,600
Andersons, Inc.	10,085	580,291
BJ's Wholesale Club Holdings, Inc. (a)	45,300	3,019,698
Casey's General Stores, Inc.	12,675	3,482,330
Chefs' Warehouse, Inc. (a)	11,900	350,217
Grocery Outlet Holding Corp. (a)	32,445	874,717
HF Foods Group, Inc. (a) (b)	10,300	55,002
Ingles Markets, Inc. Class A	4,656	402,139
Maplebear, Inc. (a)	8,200	192,454
Natural Grocers by Vitamin Cottage, Inc.	3,000	48,000
Performance Food Group Co. (a)	52,194	3,609,215
PriceSmart, Inc.	8,591	651,026
SpartanNash Co.	11,609	266,427
Sprouts Farmers Market, Inc. (a)	34,475	1,658,592
U.S. Foods Holding Corp. (a)	77,254	3,508,104
United Natural Foods, Inc. (a)	20,499	332,699

See accompanying notes to financial statements.
179

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Village Super Market, Inc. Class A	3,379	$ 88,631
Weis Markets, Inc.	5,615	359,135
		22,772,277
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	22,275	2,753,635
Ardagh Group SA (a) (b)	3,500	33,600
Ardagh Metal Packaging SA (b)	46,400	178,176
Berry Global Group, Inc.	40,687	2,741,897
Crown Holdings, Inc.	36,010	3,316,161
Graphic Packaging Holding Co.	103,667	2,555,392
Greif, Inc. Class A	8,500	557,515
Greif, Inc. Class B	1,542	101,787
Myers Industries, Inc.	12,095	236,457
O-I Glass, Inc. (a)	53,028	868,599
Pactiv Evergreen, Inc.	13,100	179,601
Ranpak Holdings Corp. (a)	14,800	86,136
Sealed Air Corp.	49,400	1,804,088
Silgan Holdings, Inc.	28,468	1,288,177
Sonoco Products Co.	33,278	1,859,242
TriMas Corp.	14,406	364,904
		18,925,367
DISTRIBUTORS — 0.0% (d)
Weyco Group, Inc.	2,100	65,856
DIVERSIFIED CONSUMER SERVICES — 0.9%
2U, Inc. (a) (b)	28,927	35,580
ADT, Inc.	75,249	513,198
Adtalem Global Education, Inc. (a)	12,874	758,922
Bright Horizons Family Solutions, Inc. (a) (b)	19,702	1,856,716
Carriage Services, Inc.	4,796	119,948
Chegg, Inc. (a)	40,557	460,728
Coursera, Inc. (a)	44,400	860,028
Duolingo, Inc. (a)	10,000	2,268,500
European Wax Center, Inc. Class A (a) (b)	12,200	165,798
Frontdoor, Inc. (a)	27,211	958,371
Graham Holdings Co. Class B	1,203	837,914
Grand Canyon Education, Inc. (a)	10,078	1,330,699
H&R Block, Inc.	49,526	2,395,573
Laureate Education, Inc.	45,670	626,136
Lincoln Educational Services Corp. (a)	8,900	89,356
Mister Car Wash, Inc. (a) (b)	26,200	226,368
Nerdy, Inc. (a)	21,100	72,373
OneSpaWorld Holdings Ltd. (a)	28,700	404,670
Perdoceo Education Corp.	22,812	400,579
Rover Group, Inc. (a)	31,500	342,720
Service Corp. International	49,883	3,414,491
Strategic Education, Inc.	7,546	697,024
Stride, Inc. (a)	14,705	873,036
Udemy, Inc. (a) (b)	30,700	452,211
Security Description	Shares	Value
Universal Technical Institute, Inc. (a)	10,900	$ 136,468
WW International, Inc. (a)	18,900	165,375
		20,462,782
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	24,138	459,105
Alpine Income Property Trust, Inc. REIT (b)	4,000	67,640
American Assets Trust, Inc. REIT	16,017	360,543
Armada Hoffler Properties, Inc. REIT	23,600	291,932
Broadstone Net Lease, Inc. REIT	61,419	1,057,635
CTO Realty Growth, Inc. REIT (b)	9,035	156,576
Empire State Realty Trust, Inc. Class A REIT	45,124	437,252
Essential Properties Realty Trust, Inc. REIT	53,413	1,365,236
Gladstone Commercial Corp. REIT (b)	13,830	183,109
Global Net Lease, Inc. REIT	68,574	682,311
NexPoint Diversified Real Estate Trust REIT (b)	9,520	75,684
One Liberty Properties, Inc. REIT	4,738	103,810
WP Carey, Inc. REIT	72,167	4,677,143
		9,917,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	4,307	143,509
AST SpaceMobile, Inc. (a) (b)	29,300	176,679
ATN International, Inc.	3,557	138,616
Bandwidth, Inc. Class A (a)	8,102	117,236
Charge Enterprises, Inc. (a) (b)	54,700	6,241
Cogent Communications Holdings, Inc. (b)	14,896	1,132,990
Consolidated Communications Holdings, Inc. (a)	24,949	108,528
EchoStar Corp. Class A (a) (b)	8,541	141,525
Frontier Communications Parent, Inc. (a)	83,600	2,118,424
GCI Liberty, Inc. (a) (e)	16,346	—
Globalstar, Inc. (a) (b)	248,600	482,284
IDT Corp. Class B (a)	5,100	173,859
Iridium Communications, Inc.	41,875	1,723,575
Liberty Latin America Ltd. Class A (a)	18,488	135,147
Liberty Latin America Ltd. Class C (a)	38,100	279,654
Lumen Technologies, Inc. (a) (b)	335,300	613,599
Ooma, Inc. (a)	7,600	81,548
Shenandoah Telecommunications Co.	16,450	355,649
		7,929,063

See accompanying notes to financial statements.
180

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	18,662	$ 1,141,368
Avangrid, Inc. (b)	24,309	787,855
Genie Energy Ltd. Class B	6,600	185,658
Hawaiian Electric Industries, Inc. (b)	38,283	543,236
IDACORP, Inc.	17,138	1,685,008
MGE Energy, Inc.	12,562	908,358
OGE Energy Corp.	68,138	2,380,060
Otter Tail Corp. (b)	14,076	1,196,038
PNM Resources, Inc.	28,554	1,187,846
Portland General Electric Co.	34,358	1,489,076
		11,504,503
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	10,682	2,187,994
Allient, Inc.	4,343	131,202
Amprius Technologies, Inc. (a)	2,500	13,225
Array Technologies, Inc. (a)	49,400	829,920
Atkore, Inc. (a)	12,300	1,968,000
Babcock & Wilcox Enterprises, Inc. (a)	16,500	24,090
Blink Charging Co. (a) (b)	21,000	71,190
Bloom Energy Corp. Class A (a) (b)	62,976	932,045
ChargePoint Holdings, Inc. (a) (b)	104,400	244,296
Dragonfly Energy Holdings Corp. (a)	6,000	3,251
Encore Wire Corp. (b)	5,134	1,096,622
Energy Vault Holdings, Inc. (a) (b)	31,900	74,327
EnerSys	13,941	1,407,483
Enovix Corp. (a) (b)	46,100	577,172
Eos Energy Enterprises, Inc. (a) (b)	33,100	36,079
ESS Tech, Inc. (a) (b)	25,600	29,184
Fluence Energy, Inc. (a) (b)	20,600	491,310
FTC Solar, Inc. (a) (b)	15,400	10,669
FuelCell Energy, Inc. (a) (b)	157,577	252,123
GrafTech International Ltd.	64,050	140,270
LSI Industries, Inc.	8,800	123,904
NEXTracker, Inc. Class A (a) (b)	16,800	787,080
NuScale Power Corp. (a) (b)	18,500	60,865
nVent Electric PLC	56,100	3,314,949
Plug Power, Inc. (a) (b)	181,588	817,146
Powell Industries, Inc.	3,135	277,134
Preformed Line Products Co.	800	107,088
Regal Rexnord Corp.	22,545	3,337,111
Sensata Technologies Holding PLC	51,547	1,936,621
SES AI Corp. (a)	42,700	78,141
Shoals Technologies Group, Inc. Class A (a) (b)	58,200	904,428
SKYX Platforms Corp. (a) (b)	17,500	28,000
Stem, Inc. (a) (b)	48,400	187,792
SunPower Corp. (a) (b)	29,555	142,751
Security Description	Shares	Value
Sunrun, Inc. (a) (b)	72,089	$ 1,415,107
Thermon Group Holdings, Inc. (a)	11,680	380,418
TPI Composites, Inc. (a) (b)	13,100	54,234
Vertiv Holdings Co. Class A	118,200	5,677,146
Vicor Corp. (a)	7,576	340,465
		30,490,832
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
908 Devices, Inc. (a) (b)	6,700	75,174
Advanced Energy Industries, Inc. (b)	12,254	1,334,706
Aeva Technologies, Inc. (a)	31,500	23,868
Akoustis Technologies, Inc. (a) (b)	20,000	16,680
Arlo Technologies, Inc. (a)	30,817	293,378
Arrow Electronics, Inc. (a)	18,894	2,309,791
Avnet, Inc.	30,997	1,562,249
Badger Meter, Inc.	9,576	1,478,247
Bel Fuse, Inc. Class B	3,600	240,372
Belden, Inc.	13,763	1,063,192
Benchmark Electronics, Inc.	11,331	313,189
Climb Global Solutions, Inc.	1,300	71,279
Cognex Corp.	58,871	2,457,275
Coherent Corp. (a)	44,314	1,928,988
Crane NXT Co.	16,448	935,398
CTS Corp.	10,087	441,205
Daktronics, Inc. (a)	12,800	108,544
ePlus, Inc. (a)	9,136	729,418
Evolv Technologies Holdings, Inc. (a)	38,000	179,360
Fabrinet (a)	12,600	2,398,158
FARO Technologies, Inc. (a)	6,188	139,416
Insight Enterprises, Inc. (a)	9,778	1,732,564
IPG Photonics Corp. (a)	10,300	1,117,962
Iteris, Inc. (a)	13,500	70,200
Itron, Inc. (a)	15,599	1,177,880
Kimball Electronics, Inc. (a)	8,044	216,786
Knowles Corp. (a)	30,968	554,637
Lightwave Logic, Inc. (a) (b)	41,000	204,180
Littelfuse, Inc.	8,299	2,220,480
Luna Innovations, Inc. (a) (b)	11,500	76,475
Methode Electronics, Inc.	12,180	276,851
MicroVision, Inc. (a) (b)	63,900	169,974
Mirion Technologies, Inc. (a) (b)	70,200	719,550
Napco Security Technologies, Inc.	10,856	371,818
nLight, Inc. (a)	14,788	199,638
Novanta, Inc. (a)	12,126	2,042,140
OSI Systems, Inc. (a)	5,539	714,808
PAR Technology Corp. (a) (b)	9,100	396,214
PC Connection, Inc.	3,860	259,431
Plexus Corp. (a)	9,400	1,016,422
Richardson Electronics Ltd. (b)	3,700	49,395
Rogers Corp. (a)	5,995	791,760
Sanmina Corp. (a)	18,875	969,609

See accompanying notes to financial statements.
181

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
ScanSource, Inc. (a)	8,209	$ 325,158
SmartRent, Inc. (a) (b)	62,800	200,332
TD SYNNEX Corp.	17,984	1,935,258
TTM Technologies, Inc. (a)	35,600	562,836
Vishay Intertechnology, Inc.	43,045	1,031,789
Vishay Precision Group, Inc. (a)	3,900	132,873
Vontier Corp.	53,200	1,838,060
Vuzix Corp. (a) (b)	22,700	47,329
		39,522,296
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	44,842	690,567
Atlas Energy Solutions, Inc. (b)	6,500	111,930
Borr Drilling Ltd. (a) (b)	74,800	550,528
Bristow Group, Inc. (a)	7,733	218,612
Cactus, Inc. Class A	20,943	950,812
ChampionX Corp.	66,000	1,927,860
Core Laboratories, Inc.	16,600	293,156
Diamond Offshore Drilling, Inc. (a)	35,300	458,900
DMC Global, Inc. (a)	6,600	124,212
Dril-Quip, Inc. (a)	11,875	276,331
Expro Group Holdings NV (a)	30,483	485,289
Forum Energy Technologies, Inc. (a)	3,300	73,161
Helix Energy Solutions Group, Inc. (a)	48,909	502,785
Helmerich & Payne, Inc. (b)	33,000	1,195,260
KLX Energy Services Holdings, Inc. (a) (b)	5,200	58,552
Kodiak Gas Services, Inc.	5,400	108,432
Liberty Energy, Inc. (b)	55,200	1,001,328
Mammoth Energy Services, Inc. (a)	8,600	38,356
Nabors Industries Ltd. (a) (b)	3,127	255,257
Newpark Resources, Inc. (a)	28,900	191,896
Noble Corp. PLC	38,400	1,849,344
NOV, Inc.	133,200	2,701,296
Oceaneering International, Inc. (a)	35,081	746,524
Oil States International, Inc. (a)	20,666	140,322
Patterson-UTI Energy, Inc.	120,250	1,298,700
ProFrac Holding Corp. Class A (a) (b)	9,000	76,320
ProPetro Holding Corp. (a)	32,699	274,018
Ranger Energy Services, Inc.	6,100	62,403
RPC, Inc. (b)	29,110	211,921
SEACOR Marine Holdings, Inc. (a)	9,200	115,828
Seadrill Ltd. (a)	17,100	808,488
Select Water Solutions, Inc.	28,492	216,254
Solaris Oilfield Infrastructure, Inc. Class A	11,200	89,152
TechnipFMC PLC	148,600	2,992,804
TETRA Technologies, Inc. (a)	42,000	189,840
Tidewater, Inc. (a) (b)	15,725	1,133,930
U.S. Silica Holdings, Inc. (a)	25,688	290,531
Security Description	Shares	Value
Valaris Ltd. (a) (b)	20,400	$ 1,398,828
Weatherford International PLC (a)	24,000	2,347,920
		26,457,647
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Class A (a) (b)	64,775	396,423
Atlanta Braves Holdings, Inc. Class A (a)	3,938	168,468
Atlanta Braves Holdings, Inc. Class C (a)	14,257	564,292
Cinemark Holdings, Inc. (a) (b)	38,338	540,182
Empire Resorts, Inc. (a) (b) (e)	400	—
IMAX Corp. (a)	14,933	224,294
Liberty Media Corp.-Liberty Formula One Class A (a)	7,801	452,302
Liberty Media Corp.-Liberty Formula One Class C (a)	67,186	4,241,452
Liberty Media Corp.-Liberty Live Class A (a)	8,059	294,556
Liberty Media Corp.-Liberty Live Class C (a)	14,533	543,389
Lions Gate Entertainment Corp. Class A (a)	17,124	186,652
Lions Gate Entertainment Corp. Class B (a)	44,389	452,324
Loop Media, Inc. (a)	12,600	12,600
Madison Square Garden Entertainment Corp. (a)	13,126	417,276
Madison Square Garden Sports Corp. (a)	6,373	1,158,803
Marcus Corp. (b)	7,237	105,515
Playstudios, Inc. (a)	28,400	76,964
Playtika Holding Corp. (a)	7,281	63,490
Reservoir Media, Inc. (a) (b)	6,800	48,484
ROBLOX Corp. Class A (a)	159,900	7,310,628
Roku, Inc. (a)	42,423	3,888,492
Sphere Entertainment Co. (a) (b)	9,226	313,315
Spotify Technology SA (a)	48,256	9,067,785
TKO Group Holdings, Inc.	20,642	1,683,974
Vivid Seats, Inc. Class A (a) (b)	8,700	54,984
		32,266,644
FINANCIAL SERVICES — 3.4%
Acacia Research Corp. (a) (b)	11,700	45,864
Affirm Holdings, Inc. (a) (b)	77,500	3,808,350
Alerus Financial Corp.	5,605	125,496
A-Mark Precious Metals, Inc. (b)	6,200	187,550
Apollo Global Management, Inc.	179,705	16,746,709
AvidXchange Holdings, Inc. (a)	48,900	605,871
Banco Latinoamericano de Comercio Exterior SA	8,900	220,186
Block, Inc. (a)	186,737	14,444,107
Cannae Holdings, Inc. (a)	22,800	444,828
Cantaloupe, Inc. (a) (b)	20,700	153,387
Cass Information Systems, Inc.	4,436	199,842

See accompanying notes to financial statements.
182

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Compass Diversified Holdings (b)	21,600	$ 484,920
Corebridge Financial, Inc.	78,800	1,706,808
Enact Holdings, Inc.	10,200	294,678
Equitable Holdings, Inc.	117,946	3,927,602
Essent Group Ltd.	35,344	1,864,043
Euronet Worldwide, Inc. (a)	16,112	1,635,207
EVERTEC, Inc.	22,700	929,338
Federal Agricultural Mortgage Corp. Class C	3,132	598,901
Finance of America Cos., Inc. Class A (a)	15,900	17,490
Flywire Corp. (a)	36,200	838,030
I3 Verticals, Inc. Class A (a) (b)	7,200	152,424
International Money Express, Inc. (a)	11,000	242,990
Jackson Financial, Inc. Class A	28,300	1,448,960
Marqeta, Inc. Class A (a)	163,800	1,143,324
Merchants Bancorp (b)	5,250	223,545
MGIC Investment Corp.	94,089	1,814,977
Mr Cooper Group, Inc. (a)	22,060	1,436,547
NCR Atleos Corp. (a)	23,083	560,686
NMI Holdings, Inc. Class A (a)	27,865	827,033
Ocwen Financial Corp. (a)	2,000	61,520
Pagseguro Digital Ltd. Class A (a)	67,500	841,725
Payoneer Global, Inc. (a)	93,000	484,530
Paysafe Ltd. (a) (b)	10,917	139,628
Paysign, Inc. (a) (b)	10,000	28,000
PennyMac Financial Services, Inc.	8,597	759,717
Priority Technology Holdings, Inc. (a) (b)	6,265	22,303
Radian Group, Inc.	53,354	1,523,257
Remitly Global, Inc. (a)	45,000	873,900
Repay Holdings Corp. (a)	27,200	232,288
Rocket Cos., Inc. Class A (a)	40,500	586,440
Security National Financial Corp. Class A (a)	4,185	37,665
Shift4 Payments, Inc. Class A (a) (b)	18,500	1,375,290
StoneCo Ltd. Class A (a) (b)	99,460	1,793,264
SWK Holdings Corp. (a) (b)	1,400	24,542
Toast, Inc. Class A (a) (b)	122,000	2,227,720
UWM Holdings Corp. (b)	30,800	220,220
Velocity Financial, Inc. (a) (b)	2,834	48,801
Voya Financial, Inc.	33,462	2,441,388
Walker & Dunlop, Inc.	10,840	1,203,348
Waterstone Financial, Inc.	7,200	102,240
Western Union Co.	124,000	1,478,080
WEX, Inc. (a)	14,557	2,832,064
		76,467,623
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,100	61,068
B&G Foods, Inc.	23,900	250,950
Benson Hill, Inc. (a) (b)	50,900	8,846
Security Description	Shares	Value
Beyond Meat, Inc. (a) (b)	20,062	$ 178,552
BRC, Inc. Class A (a) (b)	12,700	46,101
Calavo Growers, Inc.	5,881	172,960
Cal-Maine Foods, Inc.	13,262	761,106
Darling Ingredients, Inc. (a)	53,905	2,686,625
Dole PLC	23,400	287,586
Flowers Foods, Inc.	65,031	1,463,848
Forafric Global PLC (a)	3,800	40,242
Fresh Del Monte Produce, Inc.	10,947	287,359
Freshpet, Inc. (a) (b)	14,942	1,296,368
Hain Celestial Group, Inc. (a)	30,801	337,271
Ingredion, Inc.	22,457	2,437,258
J & J Snack Foods Corp.	5,191	867,624
John B Sanfilippo & Son, Inc.	3,170	326,637
Lancaster Colony Corp.	6,566	1,092,517
Limoneira Co. (b)	6,200	127,906
Mission Produce, Inc. (a) (b)	16,500	166,485
Pilgrim's Pride Corp. (a)	13,921	385,055
Post Holdings, Inc. (a)	17,413	1,533,389
Seaboard Corp.	73	260,617
Seneca Foods Corp. Class A (a)	2,249	117,938
Simply Good Foods Co. (a)	31,000	1,227,600
Sovos Brands, Inc. (a) (b)	19,500	429,585
SunOpta, Inc. (a) (b)	31,500	172,305
TreeHouse Foods, Inc. (a)	17,781	737,022
Utz Brands, Inc. (b)	24,700	401,128
Vital Farms, Inc. (a)	10,000	156,900
Westrock Coffee Co. (a) (b)	8,700	88,827
WK Kellogg Co.	22,900	300,906
		18,708,581
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A	39,100	1,379,448
Chesapeake Utilities Corp.	7,221	762,754
National Fuel Gas Co.	30,370	1,523,663
New Jersey Resources Corp.	32,844	1,464,186
Northwest Natural Holding Co.	11,982	466,579
ONE Gas, Inc. (b)	18,721	1,192,902
RGC Resources, Inc.	2,700	54,918
Southwest Gas Holdings, Inc.	20,939	1,326,486
Spire, Inc.	17,339	1,080,913
UGI Corp.	71,435	1,757,301
		11,009,150
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	7,767	933,671
Avis Budget Group, Inc.	6,672	1,182,679
Covenant Logistics Group, Inc.	3,045	140,192
Daseke, Inc. (a)	13,564	109,868
FTAI Infrastructure, Inc.	33,900	131,871
Heartland Express, Inc.	16,755	238,926
Hertz Global Holdings, Inc. (a) (b)	45,500	472,745
Knight-Swift Transportation Holdings, Inc.	53,116	3,062,138
Landstar System, Inc.	12,058	2,335,032

See accompanying notes to financial statements.
183

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Lyft, Inc. Class A (a)	118,210	$ 1,771,968
Marten Transport Ltd.	20,648	433,195
PAM Transportation Services, Inc. (a)	2,700	56,106
RXO, Inc. (a)	39,590	920,863
Ryder System, Inc.	14,839	1,707,375
Saia, Inc. (a)	9,055	3,968,082
Schneider National, Inc. Class B	18,300	465,735
TuSimple Holdings, Inc. Class A (a)	60,500	53,107
U-Haul Holding Co. (a) (b) (c)	4,244	304,719
U-Haul Holding Co. (c)	32,796	2,310,150
Universal Logistics Holdings, Inc.	2,829	79,269
Werner Enterprises, Inc.	21,300	902,481
XPO, Inc. (a)	38,790	3,397,616
		24,977,788
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Accuray, Inc. (a)	28,700	81,221
Alphatec Holdings, Inc. (a)	30,200	456,322
AngioDynamics, Inc. (a)	12,497	97,976
Artivion, Inc. (a)	14,492	259,117
AtriCure, Inc. (a)	14,600	521,074
Atrion Corp.	468	177,274
Avanos Medical, Inc. (a)	15,800	354,394
Axogen, Inc. (a)	14,400	98,352
Axonics, Inc. (a)	16,263	1,012,046
Beyond Air, Inc. (a) (b)	7,900	15,484
Butterfly Network, Inc. (a) (b)	48,800	52,704
Cerus Corp. (a)	60,809	131,347
ClearPoint Neuro, Inc. (a) (b)	7,100	48,209
CONMED Corp.	10,500	1,149,855
Cutera, Inc. (a) (b)	5,700	20,093
CVRx, Inc. (a)	3,800	119,472
Embecta Corp.	20,100	380,493
Enovis Corp. (a)	17,875	1,001,358
Envista Holdings Corp. (a)	55,768	1,341,778
Glaukos Corp. (a)	16,116	1,281,061
Globus Medical, Inc. Class A (a)	40,442	2,155,154
Haemonetics Corp. (a)	16,893	1,444,520
ICU Medical, Inc. (a)	7,080	706,159
Inari Medical, Inc. (a)	18,039	1,171,092
Inmode Ltd. (a) (b)	27,000	600,480
Inogen, Inc. (a)	7,492	41,131
Inspire Medical Systems, Inc. (a) (b)	9,909	2,015,788
Integer Holdings Corp. (a)	11,183	1,108,012
Integra LifeSciences Holdings Corp. (a)	23,293	1,014,410
iRadimed Corp.	2,300	109,181
iRhythm Technologies, Inc. (a)	10,326	1,105,295
KORU Medical Systems, Inc. (a) (b)	10,800	26,514
Lantheus Holdings, Inc. (a)	22,961	1,423,582
LeMaitre Vascular, Inc.	6,551	371,835
LivaNova PLC (a)	18,250	944,255
Security Description	Shares	Value
Masimo Corp. (a) (b)	14,709	$ 1,724,042
Merit Medical Systems, Inc. (a)	19,400	1,473,624
Nano-X Imaging Ltd. (a) (b)	15,300	97,461
Neogen Corp. (a)	73,842	1,484,963
Nevro Corp. (a)	12,309	264,890
Novocure Ltd. (a) (b)	36,855	550,245
Omnicell, Inc. (a)	15,766	593,275
OraSure Technologies, Inc. (a)	24,700	202,540
Orchestra BioMed Holdings, Inc. (a) (b)	5,400	49,302
Orthofix Medical, Inc. (a)	12,265	165,332
OrthoPediatrics Corp. (a) (b)	5,268	171,263
Outset Medical, Inc. (a) (b)	16,800	90,888
Paragon 28, Inc. (a) (b)	15,000	186,450
Penumbra, Inc. (a) (b)	12,416	3,123,121
PROCEPT BioRobotics Corp. (a)	13,500	565,785
Pulmonx Corp. (a)	12,100	154,275
Pulse Biosciences, Inc. (a) (b)	5,300	64,872
QuidelOrtho Corp. (a)	18,125	1,335,813
RxSight, Inc. (a)	9,300	374,976
Sanara Medtech, Inc. (a)	1,200	49,320
Semler Scientific, Inc. (a)	1,700	75,293
Shockwave Medical, Inc. (a)	12,370	2,357,227
SI-BONE, Inc. (a)	13,060	274,129
Sight Sciences, Inc. (a) (b)	6,700	34,572
Silk Road Medical, Inc. (a)	13,369	164,038
STAAR Surgical Co. (a)	17,069	532,723
Surmodics, Inc. (a)	4,681	170,154
Tactile Systems Technology, Inc. (a)	7,800	111,540
Tandem Diabetes Care, Inc. (a) (b)	21,492	635,733
Tela Bio, Inc. (a)	4,900	32,438
TransMedics Group, Inc. (a) (b)	11,100	876,123
Treace Medical Concepts, Inc. (a)	15,500	197,625
UFP Technologies, Inc. (a)	2,400	412,896
Utah Medical Products, Inc.	1,236	104,096
Varex Imaging Corp. (a) (b)	12,908	264,614
Vicarious Surgical, Inc. (a) (b)	29,300	10,744
Zimvie, Inc. (a)	9,500	168,625
Zynex, Inc. (a) (b)	7,870	85,704
		42,067,749
HEALTH CARE PROVIDERS & SERVICES — 1.6%
23andMe Holding Co. Class A (a) (b)	98,800	90,254
Acadia Healthcare Co., Inc. (a)	30,582	2,378,056
Accolade, Inc. (a) (b)	22,900	275,029
AdaptHealth Corp. (a) (b)	33,100	241,299
Addus HomeCare Corp. (a)	5,316	493,591
Agiliti, Inc. (a)	9,800	77,616
agilon health, Inc. (a) (b)	100,100	1,256,255
AirSculpt Technologies, Inc. (a) (b)	4,400	32,956

See accompanying notes to financial statements.
184

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Alignment Healthcare, Inc. (a) (b)	29,800	$ 256,578
Amedisys, Inc. (a)	10,906	1,036,724
AMN Healthcare Services, Inc. (a)	12,348	924,618
Apollo Medical Holdings, Inc. (a)	13,773	527,506
Aveanna Healthcare Holdings, Inc. (a) (b)	11,100	29,748
Brookdale Senior Living, Inc. (a)	57,041	331,979
Cano Health, Inc. (a) (b)	749	4,397
CareMax, Inc. (a) (b)	33,500	16,690
Castle Biosciences, Inc. (a)	8,400	181,272
Chemed Corp.	4,965	2,903,284
Community Health Systems, Inc. (a)	42,567	133,235
CorVel Corp. (a)	2,900	716,909
Cross Country Healthcare, Inc. (a) (b)	12,058	272,993
DocGo, Inc. (a) (b)	26,100	145,899
Encompass Health Corp.	33,603	2,241,992
Enhabit, Inc. (a) (b)	17,451	180,618
Ensign Group, Inc.	18,670	2,094,961
Fulgent Genetics, Inc. (a) (b)	6,771	195,750
Guardant Health, Inc. (a)	38,651	1,045,510
HealthEquity, Inc. (a)	28,363	1,880,467
Hims & Hers Health, Inc. (a)	42,000	373,800
InfuSystem Holdings, Inc. (a)	6,600	69,564
Innovage Holding Corp. (a)	3,400	20,400
Invitae Corp. (a) (b)	87,000	54,532
Joint Corp. (a) (b)	4,850	46,608
LifeStance Health Group, Inc. (a) (b)	35,900	281,097
ModivCare, Inc. (a)	4,554	200,330
National HealthCare Corp. (b)	4,441	410,437
National Research Corp.	5,000	197,800
NeoGenomics, Inc. (a) (b)	42,929	694,591
OmniAb, Inc. (a) (e)	3,212	—
OPKO Health, Inc. (a) (b)	139,318	210,370
Option Care Health, Inc. (a)	56,607	1,907,090
Owens & Minor, Inc. (a)	25,719	495,605
P3 Health Partners, Inc. (a)	12,600	17,766
Patterson Cos., Inc. (b)	29,100	827,895
Pediatrix Medical Group, Inc. (a)	28,774	267,598
Pennant Group, Inc. (a)	9,517	132,477
PetIQ, Inc. (a)	9,126	180,238
Premier, Inc. Class A	40,445	904,350
Privia Health Group, Inc. (a)	38,500	886,655
Progyny, Inc. (a)	26,900	1,000,142
Quipt Home Medical Corp. (a)	12,800	65,152
R1 RCM, Inc. (a)	51,887	548,446
RadNet, Inc. (a)	20,576	715,427
Select Medical Holdings Corp.	35,534	835,049
Surgery Partners, Inc. (a) (b)	26,295	841,177
Tenet Healthcare Corp. (a)	34,422	2,601,270
U.S. Physical Therapy, Inc.	5,022	467,749
Viemed Healthcare, Inc. (a)	11,800	92,630
Security Description	Shares	Value
Worthington Enterprises, Inc. (b)	10,772	$ 619,929
		35,932,360
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	31,728	710,073
Community Healthcare Trust, Inc. REIT	8,747	233,020
Diversified Healthcare Trust REIT (b)	83,877	313,700
Global Medical REIT, Inc.	19,400	215,340
Healthcare Realty Trust, Inc. REIT	129,199	2,226,099
LTC Properties, Inc. REIT	13,524	434,391
Medical Properties Trust, Inc. REIT (b)	202,261	993,101
National Health Investors, Inc. REIT	14,145	789,998
Omega Healthcare Investors, Inc. REIT	83,407	2,557,259
Physicians Realty Trust REIT	80,631	1,073,198
Sabra Health Care REIT, Inc.	77,755	1,109,564
Universal Health Realty Income Trust REIT	3,888	168,156
		10,823,899
HEALTH CARE TECHNOLOGY — 0.7%
American Well Corp. Class A (a)	82,300	122,627
Certara, Inc. (a)	41,000	721,190
Computer Programs & Systems, Inc. (a)	5,804	65,005
Definitive Healthcare Corp. (a) (b)	15,100	150,094
Doximity, Inc. Class A (a) (b)	40,800	1,144,032
Evolent Health, Inc. Class A (a) (b)	37,565	1,240,772
Health Catalyst, Inc. (a)	19,300	178,718
HealthStream, Inc.	8,499	229,728
Multiplan Corp. (a) (b)	134,600	193,824
OptimizeRx Corp. (a)	5,496	78,648
Phreesia, Inc. (a)	17,700	409,755
Schrodinger, Inc. (a) (b)	19,208	687,646
Sharecare, Inc. (a) (b)	106,800	115,344
Simulations Plus, Inc. (b)	5,297	237,041
Teladoc Health, Inc. (a) (b)	57,004	1,228,436
Veeva Systems, Inc. Class A (a)	49,867	9,600,395
Veradigm, Inc. (a)	35,612	373,570
		16,776,825
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	70,200	1,166,022
Braemar Hotels & Resorts, Inc. REIT	26,200	65,500
Chatham Lodging Trust REIT	15,060	161,443
DiamondRock Hospitality Co. REIT	71,900	675,141
Park Hotels & Resorts, Inc. REIT	73,034	1,117,420

See accompanying notes to financial statements.
185

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Pebblebrook Hotel Trust REIT (b)	41,057	$ 656,091
RLJ Lodging Trust REIT	53,255	624,148
Ryman Hospitality Properties, Inc. REIT	19,927	2,193,166
Service Properties Trust REIT	56,074	478,872
Summit Hotel Properties, Inc. REIT	34,900	234,528
Sunstone Hotel Investors, Inc. REIT	71,519	767,399
Xenia Hotels & Resorts, Inc. REIT	36,900	502,578
		8,642,308
HOTELS, RESTAURANTS & LEISURE — 2.7%
Accel Entertainment, Inc. (a)	18,500	189,995
Aramark	79,540	2,235,074
Bally's Corp. (a) (b)	10,165	141,700
Biglari Holdings, Inc. Class B (a)	344	56,736
BJ's Restaurants, Inc. (a)	7,606	273,892
Bloomin' Brands, Inc.	28,193	793,633
Bluegreen Vacations Holding Corp.	3,600	270,432
Bowlero Corp. Class A (a) (b)	5,300	75,048
Boyd Gaming Corp.	24,398	1,527,559
Brinker International, Inc. (a)	14,030	605,815
Carrols Restaurant Group, Inc.	12,600	99,288
Cava Group, Inc. (a) (b)	5,700	244,986
Century Casinos, Inc. (a)	9,361	45,682
Cheesecake Factory, Inc.	16,455	576,089
Choice Hotels International, Inc.	10,056	1,139,345
Churchill Downs, Inc.	24,216	3,267,465
Chuy's Holdings, Inc. (a)	6,053	231,406
Cracker Barrel Old Country Store, Inc. (b)	7,708	594,133
Dave & Buster's Entertainment, Inc. (a) (b)	12,516	673,987
Denny's Corp. (a)	18,341	199,550
Dine Brands Global, Inc. (b)	5,630	279,529
DoorDash, Inc. Class A (a)	105,389	10,421,918
DraftKings, Inc. Class A (a)	144,023	5,076,811
El Pollo Loco Holdings, Inc. (a)	11,400	100,548
Everi Holdings, Inc. (a)	28,195	317,758
First Watch Restaurant Group, Inc. (a) (b)	7,700	154,770
Full House Resorts, Inc. (a) (b)	11,000	59,070
Global Business Travel Group I (a) (b)	11,500	74,175
Golden Entertainment, Inc.	7,025	280,508
Hilton Grand Vacations, Inc. (a)	27,171	1,091,731
Hyatt Hotels Corp. Class A (b)	14,959	1,950,803
Inspired Entertainment, Inc. (a)	7,500	74,100
International Game Technology PLC	36,935	1,012,388
Jack in the Box, Inc.	6,597	538,513
Krispy Kreme, Inc. (b)	30,100	454,209
Security Description	Shares	Value
Kura Sushi USA, Inc. Class A (a) (b)	2,000	$ 152,000
Life Time Group Holdings, Inc. (a) (b)	15,200	229,216
Light & Wonder, Inc. (a) (b)	30,864	2,534,243
Lindblad Expeditions Holdings, Inc. (a) (b)	11,889	133,989
Marriott Vacations Worldwide Corp.	12,140	1,030,565
Monarch Casino & Resort, Inc.	4,600	318,090
Mondee Holdings, Inc. (a) (b)	15,600	43,056
Nathan's Famous, Inc.	1,200	93,612
Noodles & Co. (a)	12,600	39,690
ONE Group Hospitality, Inc. (a) (b)	7,400	45,288
Papa John's International, Inc. (b)	10,888	829,992
Penn Entertainment, Inc. (a) (b)	51,000	1,327,020
Planet Fitness, Inc. Class A (a)	29,043	2,120,139
PlayAGS, Inc. (a)	12,700	107,061
Portillo's, Inc. Class A (a) (b)	15,400	245,322
Potbelly Corp. (a)	9,600	100,032
RCI Hospitality Holdings, Inc.	2,900	192,154
Red Robin Gourmet Burgers, Inc. (a)	4,900	61,103
Red Rock Resorts, Inc. Class A (b)	15,986	852,533
Rush Street Interactive, Inc. (a) (b)	21,300	95,637
Sabre Corp. (a) (b)	111,035	488,554
SeaWorld Entertainment, Inc. (a)	12,617	666,556
Shake Shack, Inc. Class A (a)	13,130	973,196
Six Flags Entertainment Corp. (a)	25,195	631,891
Super Group SGHC Ltd. (a) (b)	48,600	154,062
Sweetgreen, Inc. Class A (a) (b)	33,500	378,550
Target Hospitality Corp. (a)	11,300	109,949
Texas Roadhouse, Inc.	22,677	2,771,810
Travel & Leisure Co.	24,500	957,705
Vail Resorts, Inc.	12,890	2,751,628
Wendy's Co.	57,158	1,113,438
Wingstop, Inc.	10,165	2,608,136
Wyndham Hotels & Resorts, Inc.	27,616	2,220,602
Xponential Fitness, Inc. Class A (a) (b)	8,700	112,143
		61,617,608
HOUSEHOLD DURABLES — 1.5%
Beazer Homes USA, Inc. (a)	9,996	337,765
Cavco Industries, Inc. (a)	2,976	1,031,541
Century Communities, Inc.	9,851	897,820
Cricut, Inc. Class A	16,600	109,394
Dream Finders Homes, Inc. Class A (a) (b)	8,100	287,793
Ethan Allen Interiors, Inc.	7,500	239,400
GoPro, Inc. Class A (a) (b)	43,122	149,633

See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Green Brick Partners, Inc. (a)	8,602	$ 446,788
Helen of Troy Ltd. (a)	7,864	950,050
Hooker Furnishings Corp.	3,700	96,496
Hovnanian Enterprises, Inc. Class A (a)	1,700	264,554
Installed Building Products, Inc.	8,114	1,483,402
iRobot Corp. (a) (b)	9,543	369,314
KB Home	24,100	1,505,286
Landsea Homes Corp. (a)	5,600	73,584
La-Z-Boy, Inc.	15,033	555,018
Legacy Housing Corp. (a)	3,920	98,863
Leggett & Platt, Inc.	45,100	1,180,267
LGI Homes, Inc. (a)	7,125	948,765
Lovesac Co. (a) (b)	5,187	132,528
M/I Homes, Inc. (a)	9,191	1,265,968
MDC Holdings, Inc.	20,555	1,135,664
Meritage Homes Corp.	12,467	2,171,752
Newell Brands, Inc.	131,100	1,137,948
Purple Innovation, Inc. (b)	18,696	19,257
Skyline Champion Corp. (a)	18,337	1,361,706
Snap One Holdings Corp. (a)	6,000	53,460
Sonos, Inc. (a) (b)	42,430	727,250
Taylor Morrison Home Corp. (a)	34,858	1,859,674
Tempur Sealy International, Inc.	56,768	2,893,465
Toll Brothers, Inc.	36,484	3,750,190
TopBuild Corp. (a)	10,774	4,032,277
Traeger, Inc. (a)	10,400	28,392
Tri Pointe Homes, Inc. (a)	32,883	1,164,058
United Homes Group, Inc. (a) (b)	2,100	17,703
Vizio Holding Corp. Class A (a)	26,300	202,510
VOXX International Corp. (a)	4,300	45,924
		33,025,459
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	5,200	260,572
Central Garden & Pet Co. Class A (a)	11,482	505,667
Energizer Holdings, Inc.	24,858	787,502
Oil-Dri Corp. of America	1,800	120,744
Reynolds Consumer Products, Inc. (b)	17,800	477,752
Spectrum Brands Holdings, Inc. (b)	12,069	962,744
WD-40 Co. (b)	4,553	1,088,486
		4,203,467
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a) (b)	21,700	148,211
Brookfield Renewable Corp. Class A (b)	45,579	1,312,219
Clearway Energy, Inc. Class A	18,326	468,779
Clearway Energy, Inc. Class C (b)	22,700	622,661
Montauk Renewables, Inc. (a) (b)	22,100	196,911
Security Description	Shares	Value
Ormat Technologies, Inc. (b)	18,392	$ 1,393,930
Sunnova Energy International, Inc. (a) (b)	35,400	539,850
Vistra Corp.	124,007	4,776,750
		9,459,311
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A	8,400	195,552
INDUSTRIAL REITs — 0.8%
Americold Realty Trust, Inc. REIT	92,966	2,814,081
EastGroup Properties, Inc. REIT	15,558	2,855,516
First Industrial Realty Trust, Inc. REIT	44,915	2,365,673
Innovative Industrial Properties, Inc. REIT	9,533	961,117
LXP Industrial Trust REIT	99,300	985,056
Plymouth Industrial REIT, Inc.	15,600	375,492
Rexford Industrial Realty, Inc. REIT	71,743	4,024,782
STAG Industrial, Inc. REIT	61,950	2,432,157
Terreno Realty Corp. REIT	28,324	1,775,065
		18,588,939
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	14,694	242,157
American Coastal Insurance Corp. Class C (a) (b)	7,200	68,112
American Equity Investment Life Holding Co. (a)	25,572	1,426,918
American Financial Group, Inc.	24,719	2,938,842
AMERISAFE, Inc.	6,534	305,660
Assured Guaranty Ltd.	19,419	1,453,124
Axis Capital Holdings Ltd.	26,699	1,478,324
Brighthouse Financial, Inc. (a)	22,073	1,168,103
BRP Group, Inc. Class A (a)	18,705	449,294
CNA Financial Corp.	9,391	397,333
CNO Financial Group, Inc.	36,079	1,006,604
Crawford & Co. Class A	4,900	64,582
Donegal Group, Inc. Class A	7,739	108,269
eHealth, Inc. (a)	9,507	82,901
Employers Holdings, Inc.	8,400	330,960
Enstar Group Ltd. (a)	4,065	1,196,533
F&G Annuities & Life, Inc. (b)	6,050	278,300
Fidelis Insurance Holdings Ltd. (a)	4,900	62,083
Fidelity National Financial, Inc.	88,336	4,506,903
First American Financial Corp.	34,114	2,198,306
Genworth Financial, Inc. Class A (a)	155,682	1,039,956
GoHealth, Inc. Class A (a) (b)	1,200	16,008
Goosehead Insurance, Inc. Class A (a) (b)	7,419	562,360
Greenlight Capital Re Ltd. Class A (a)	8,996	102,734
Hanover Insurance Group, Inc.	12,335	1,497,716

See accompanying notes to financial statements.
187

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
HCI Group, Inc. (b)	2,173	$ 189,920
Hippo Holdings, Inc. (a) (b)	4,735	43,183
Horace Mann Educators Corp.	13,800	451,260
Investors Title Co.	443	71,828
James River Group Holdings Ltd.	12,500	115,500
Kemper Corp.	20,507	998,076
Kingsway Financial Services, Inc. (a) (b)	3,300	27,720
Kinsale Capital Group, Inc.	7,449	2,494,745
Lemonade, Inc. (a) (b)	17,000	274,210
Lincoln National Corp.	58,100	1,566,957
Maiden Holdings Ltd. (a)	31,900	73,051
Markel Group, Inc. (a)	4,515	6,410,848
MBIA, Inc. (a) (b)	16,697	102,186
Mercury General Corp.	9,537	355,825
National Western Life Group, Inc. Class A	780	376,756
NI Holdings, Inc. (a)	2,300	29,877
Old Republic International Corp.	88,562	2,603,723
Oscar Health, Inc. Class A (a)	54,600	499,590
Palomar Holdings, Inc. (a)	8,410	466,755
Primerica, Inc.	12,064	2,482,289
ProAssurance Corp.	17,705	244,152
Reinsurance Group of America, Inc.	22,646	3,663,670
RenaissanceRe Holdings Ltd.	17,075	3,346,700
RLI Corp.	13,678	1,820,815
Ryan Specialty Holdings, Inc. (a) (b)	32,500	1,398,150
Safety Insurance Group, Inc.	4,768	362,320
Selective Insurance Group, Inc.	20,298	2,019,245
Selectquote, Inc. (a) (b)	49,203	67,408
SiriusPoint Ltd. (a) (b)	24,000	278,400
Skyward Specialty Insurance Group, Inc. (a)	8,000	271,040
Stewart Information Services Corp.	9,265	544,319
Tiptree, Inc.	9,300	176,328
Trupanion, Inc. (a) (b)	13,800	421,038
United Fire Group, Inc.	7,463	150,155
Universal Insurance Holdings, Inc.	8,817	140,896
Unum Group	66,800	3,020,696
White Mountains Insurance Group Ltd.	851	1,280,763
		61,822,476
INTERACTIVE MEDIA & SERVICES — 0.8%
Bumble, Inc. Class A (a)	33,700	496,738
Cargurus, Inc. (a)	31,800	768,288
Cars.com, Inc. (a)	22,600	428,722
DHI Group, Inc. (a)	17,000	44,030
Eventbrite, Inc. Class A (a) (b)	25,493	213,122
EverQuote, Inc. Class A (a) (b)	7,335	89,781
fuboTV, Inc. (a) (b)	97,000	308,460
Grindr, Inc. (a)	14,400	126,432
Security Description	Shares	Value
IAC, Inc. (a)	25,437	$ 1,332,390
MediaAlpha, Inc. Class A (a) (b)	7,703	85,889
Nextdoor Holdings, Inc. (a) (b)	45,800	86,562
Outbrain, Inc. (a) (b)	12,500	54,750
Pinterest, Inc. Class A (a)	201,509	7,463,893
QuinStreet, Inc. (a)	18,298	234,580
Shutterstock, Inc. (b)	8,450	407,966
System1, Inc. (a) (b)	11,200	24,864
TripAdvisor, Inc. (a)	36,200	779,386
TrueCar, Inc. (a)	28,866	99,876
Vimeo, Inc. (a)	52,523	205,890
Yelp, Inc. (a)	23,091	1,093,128
Ziff Davis, Inc. (a)	15,606	1,048,567
ZipRecruiter, Inc. Class A (a)	23,500	326,650
ZoomInfo Technologies, Inc. (a)	102,500	1,895,225
		17,615,189
IT SERVICES — 3.0%
Amdocs Ltd.	40,435	3,553,832
Applied Digital Corp. (a) (b)	23,700	159,738
BigBear.ai Holdings, Inc. (a) (b)	8,300	17,762
BigCommerce Holdings, Inc. (a) (b)	22,800	221,844
Brightcove, Inc. (a)	13,571	35,149
Cloudflare, Inc. Class A (a)	100,095	8,333,910
Couchbase, Inc. (a) (b)	12,100	272,492
DigitalOcean Holdings, Inc. (a) (b)	21,100	774,159
DXC Technology Co. (a)	70,700	1,616,909
Fastly, Inc. Class A (a)	40,543	721,665
Globant SA (a)	14,194	3,377,888
GoDaddy, Inc. Class A (a)	50,192	5,328,383
Grid Dynamics Holdings, Inc. (a)	19,000	253,270
Hackett Group, Inc.	8,590	195,594
Information Services Group, Inc.	10,800	50,868
Kyndryl Holdings, Inc. (a)	77,700	1,614,606
MongoDB, Inc. (a)	23,078	9,435,440
Okta, Inc. (a)	52,675	4,768,668
Perficient, Inc. (a)	11,449	753,573
Rackspace Technology, Inc. (a) (b)	21,400	42,800
Snowflake, Inc. Class A (a)	108,292	21,550,108
Squarespace, Inc. Class A (a)	16,700	551,267
Thoughtworks Holding, Inc. (a) (b)	32,100	154,401
Tucows, Inc. Class A (a) (b)	3,376	91,152
Twilio, Inc. Class A (a)	58,324	4,425,042
Unisys Corp. (a)	22,400	125,888
		68,426,408
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp. (b)	9,772	617,297
AMMO, Inc. (a) (b)	30,400	63,840
Brunswick Corp.	23,726	2,295,490
Clarus Corp.	9,465	65,261
Escalade, Inc.	3,100	62,279

See accompanying notes to financial statements.
188

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Funko, Inc. Class A (a) (b)	11,750	$ 90,828
JAKKS Pacific, Inc. (a)	2,600	92,430
Johnson Outdoors, Inc. Class A	1,780	95,088
Latham Group, Inc. (a) (b)	13,300	34,979
Malibu Boats, Inc. Class A (a)	6,865	376,339
Marine Products Corp.	3,280	37,392
MasterCraft Boat Holdings, Inc. (a)	5,665	128,256
Mattel, Inc. (a)	119,839	2,262,560
Peloton Interactive, Inc. Class A (a)	115,903	705,849
Polaris, Inc. (b)	18,303	1,734,575
Smith & Wesson Brands, Inc.	15,726	213,245
Solo Brands, Inc. Class A (a) (b)	7,100	43,736
Sturm Ruger & Co., Inc.	5,985	272,018
Topgolf Callaway Brands Corp. (a)	48,141	690,342
Vista Outdoor, Inc. (a) (b)	19,921	589,064
YETI Holdings, Inc. (a) (b)	29,534	1,529,271
		12,000,139
LIFE SCIENCES TOOLS & SERVICES — 1.5%
10X Genomics, Inc. Class A (a)	31,645	1,770,854
Adaptive Biotechnologies Corp. (a) (b)	37,600	184,240
Akoya Biosciences, Inc. (a)	8,100	39,528
Avantor, Inc. (a)	232,251	5,302,290
Azenta, Inc. (a)	20,241	1,318,499
BioLife Solutions, Inc. (a) (b)	11,720	190,450
Bruker Corp.	36,197	2,659,756
Codexis, Inc. (a)	22,921	69,909
CryoPort, Inc. (a) (b)	14,500	224,605
Cytek Biosciences, Inc. (a) (b)	42,100	383,952
Fortrea Holdings, Inc. (a)	30,500	1,064,450
Harvard Bioscience, Inc. (a) (b)	14,200	75,970
ICON PLC (a) (b)	28,100	7,954,267
Maravai LifeSciences Holdings, Inc. Class A (a)	38,700	253,485
MaxCyte, Inc. (a)	28,900	135,830
Medpace Holdings, Inc. (a)	7,901	2,421,894
Mesa Laboratories, Inc.	1,798	188,376
NanoString Technologies, Inc. (a) (b)	24,000	17,962
Nautilus Biotechnology, Inc. (a)	16,300	48,737
OmniAb, Inc. (a)	31,756	195,934
Pacific Biosciences of California, Inc. (a) (b)	86,221	845,828
Qiagen NV (a)	79,261	3,442,305
Quanterix Corp. (a)	12,200	333,548
Quantum-Si, Inc. (a) (b)	33,700	67,737
Repligen Corp. (a)	18,917	3,401,277
Seer, Inc. (a)	19,500	37,830
SomaLogic, Inc. (a) (b)	50,700	128,271
Sotera Health Co. (a) (b)	34,200	576,270
		33,334,054
Security Description	Shares	Value
MACHINERY — 3.2%
374Water, Inc. (a)	19,900	$ 28,258
3D Systems Corp. (a) (b)	45,465	288,703
AGCO Corp.	21,321	2,588,583
Alamo Group, Inc.	3,289	691,315
Albany International Corp. Class A	10,171	998,996
Allison Transmission Holdings, Inc.	30,659	1,782,821
Astec Industries, Inc.	7,506	279,223
Barnes Group, Inc.	16,514	538,852
Blue Bird Corp. (a)	7,822	210,881
Chart Industries, Inc. (a) (b)	14,570	1,986,328
CNH Industrial NV	336,200	4,094,916
Columbus McKinnon Corp.	9,148	356,955
Commercial Vehicle Group, Inc. (a)	12,200	85,522
Crane Co.	16,348	1,931,353
Desktop Metal, Inc. Class A (a) (b)	87,881	65,999
Donaldson Co., Inc.	41,086	2,684,970
Douglas Dynamics, Inc.	8,473	251,479
Energy Recovery, Inc. (a) (b)	19,400	365,496
Enerpac Tool Group Corp.	18,791	584,212
Enpro, Inc.	7,145	1,119,907
Esab Corp.	19,275	1,669,600
ESCO Technologies, Inc.	8,828	1,033,141
Federal Signal Corp.	20,300	1,557,822
Flowserve Corp.	44,600	1,838,412
Franklin Electric Co., Inc.	15,815	1,528,520
Gates Industrial Corp. PLC (a)	37,400	501,908
Gencor Industries, Inc. (a)	3,100	50,034
Gorman-Rupp Co.	7,500	266,475
Graco, Inc.	56,882	4,935,082
Greenbrier Cos., Inc.	10,594	468,043
Helios Technologies, Inc.	11,648	528,237
Hillenbrand, Inc.	23,968	1,146,869
Hillman Solutions Corp. (a)	67,700	623,517
Hyliion Holdings Corp. (a) (b)	51,000	41,499
Hyster-Yale Materials Handling, Inc.	3,789	235,638
ITT, Inc.	28,188	3,363,392
John Bean Technologies Corp.	10,876	1,081,618
Kadant, Inc.	3,890	1,090,406
Kennametal, Inc. (b)	27,617	712,242
Lincoln Electric Holdings, Inc.	19,005	4,132,827
Lindsay Corp.	3,775	487,579
Luxfer Holdings PLC	8,531	76,267
Manitowoc Co., Inc. (a)	12,075	201,532
Mayville Engineering Co., Inc. (a) (b)	3,500	50,470
Microvast Holdings, Inc. (a) (b)	72,600	101,640
Middleby Corp. (a)	18,127	2,667,751
Miller Industries, Inc.	3,965	167,680
Mueller Industries, Inc.	38,268	1,804,336
Mueller Water Products, Inc. Class A	54,822	789,437

See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Nikola Corp. (a) (b)	216,300	$ 189,219
Omega Flex, Inc. (b)	1,351	95,259
Oshkosh Corp.	22,142	2,400,414
Park-Ohio Holdings Corp.	3,000	80,880
Proto Labs, Inc. (a)	9,285	361,744
RBC Bearings, Inc. (a) (b)	9,622	2,741,211
REV Group, Inc.	10,800	196,236
Shyft Group, Inc.	11,329	138,440
SPX Technologies, Inc. (a)	15,089	1,524,140
Standex International Corp.	4,019	636,529
Tennant Co.	6,324	586,171
Terex Corp.	22,492	1,292,390
Timken Co.	20,658	1,655,739
Titan International, Inc. (a)	17,600	261,888
Toro Co.	35,474	3,405,149
Trinity Industries, Inc.	28,469	756,991
Velo3D, Inc. (a)	29,600	11,769
Wabash National Corp. (b)	16,287	417,273
Watts Water Technologies, Inc. Class A	9,222	1,921,311
		72,759,496
MARINE — 0.2%
Costamare, Inc.	15,500	161,355
Eagle Bulk Shipping, Inc. (b)	3,223	178,554
Genco Shipping & Trading Ltd. (b)	13,800	228,942
Golden Ocean Group Ltd.	42,800	417,728
Himalaya Shipping Ltd. (a)	9,900	66,924
Kirby Corp. (a)	20,064	1,574,623
Matson, Inc.	11,682	1,280,347
Pangaea Logistics Solutions Ltd.	12,500	103,000
Safe Bulkers, Inc. (b)	24,860	97,700
		4,109,173
MEDIA — 1.3%
Advantage Solutions, Inc. (a) (b)	28,000	101,360
AMC Networks, Inc. Class A (a) (b)	10,120	190,155
Boston Omaha Corp. Class A (a)	7,065	111,132
Cable One, Inc.	1,892	1,053,068
Cardlytics, Inc. (a) (b)	12,465	114,803
Clear Channel Outdoor Holdings, Inc. (a) (b)	129,700	236,054
Daily Journal Corp. (a) (b)	527	179,612
DISH Network Corp. Class A (a) (b)	88,700	511,799
Emerald Holding, Inc. (a)	4,800	28,704
Entravision Communications Corp. Class A	19,800	82,566
EW Scripps Co. Class A (a) (b)	19,840	158,522
Gambling.com Group Ltd. (a)	5,000	48,750
Gannett Co., Inc. (a)	49,914	114,802
Gray Television, Inc.	29,077	260,530
iHeartMedia, Inc. Class A (a)	34,000	90,780
Security Description	Shares	Value
Integral Ad Science Holding Corp. (a)	16,500	$ 237,435
John Wiley & Sons, Inc. Class A	12,540	398,020
Liberty Broadband Corp. Class A (a)	5,164	416,425
Liberty Broadband Corp. Class C (a)	40,632	3,274,533
Liberty Media Corp.-Liberty SiriusXM Class A (a)	22,904	658,261
Liberty Media Corp.-Liberty SiriusXM Class C (a)	55,543	1,598,527
Magnite, Inc. (a)	47,027	439,232
New York Times Co. Class A	55,102	2,699,447
Nexstar Media Group, Inc.	11,398	1,786,636
PubMatic, Inc. Class A (a)	14,600	238,126
Scholastic Corp.	9,329	351,703
Sinclair, Inc. (b)	12,162	158,471
Sirius XM Holdings, Inc. (b)	221,638	1,212,360
Stagwell, Inc. (a) (b)	27,100	179,673
TechTarget, Inc. (a)	9,000	313,740
TEGNA, Inc.	66,983	1,024,840
Thryv Holdings, Inc. (a)	10,400	211,640
Townsquare Media, Inc. Class A	3,600	38,016
Trade Desk, Inc. Class A (a)	151,776	10,921,801
Urban One, Inc. (a) (c)	3,900	13,767
Urban One, Inc. (a) (c)	5,100	20,553
WideOpenWest, Inc. (a)	17,336	70,211
		29,546,054
METALS & MINING — 1.7%
5E Advanced Materials, Inc. (a) (b)	12,700	17,907
Alcoa Corp.	60,605	2,060,570
Alpha Metallurgical Resources, Inc. (b)	3,800	1,287,896
Arch Resources, Inc.	5,794	961,456
ATI, Inc. (a)	41,937	1,906,875
Caledonia Mining Corp. PLC	5,100	62,220
Carpenter Technology Corp.	15,955	1,129,614
Century Aluminum Co. (a)	17,700	214,878
Cleveland-Cliffs, Inc. (a)	169,702	3,465,315
Coeur Mining, Inc. (a)	113,342	369,495
Commercial Metals Co.	39,547	1,978,932
Compass Minerals International, Inc.	11,514	291,535
Constellium SE (a)	43,600	870,256
Contango ORE, Inc. (a) (b)	2,600	47,086
Dakota Gold Corp. (a)	23,800	62,356
Ferroglobe PLC (a) (e)	2,200	—
Haynes International, Inc.	4,100	233,905
Hecla Mining Co.	208,916	1,004,886
i-80 Gold Corp. (a) (b)	66,100	116,336
Ivanhoe Electric, Inc. (a) (b)	23,500	236,880
Kaiser Aluminum Corp.	5,433	386,775
Materion Corp.	7,055	918,067
MP Materials Corp. (a) (b)	35,300	700,705

See accompanying notes to financial statements.
190

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Novagold Resources, Inc. (a) (b)	80,800	$ 302,192
Olympic Steel, Inc.	3,400	226,780
Perpetua Resources Corp. (a) (b)	11,600	36,772
Piedmont Lithium, Inc. (a) (b)	6,000	169,380
Ramaco Resources, Inc. Class A	7,600	130,568
Ramaco Resources, Inc. Class B	1,400	18,634
Reliance Steel & Aluminum Co.	19,666	5,500,187
Royal Gold, Inc.	22,355	2,704,061
Ryerson Holding Corp.	10,100	350,268
Schnitzer Steel Industries, Inc. Class A	8,572	258,532
Southern Copper Corp.	29,269	2,519,183
SSR Mining, Inc.	72,200	776,872
SunCoke Energy, Inc.	28,000	300,720
TimkenSteel Corp. (a)	14,414	338,008
Tredegar Corp.	11,107	60,089
U.S. Steel Corp.	75,476	3,671,907
Warrior Met Coal, Inc.	17,638	1,075,389
Worthington Steel, Inc. (a)	10,872	305,503
		37,068,990
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AFC Gamma, Inc. REIT (b)	6,300	75,789
AGNC Investment Corp. REIT (b)	222,579	2,183,500
Angel Oak Mortgage REIT, Inc. (b)	4,080	43,248
Annaly Capital Management, Inc. REIT	168,725	3,268,203
Apollo Commercial Real Estate Finance, Inc. REIT (b)	47,449	557,051
Arbor Realty Trust, Inc. REIT	60,100	912,318
ARES Commercial Real Estate Corp. REIT (b)	16,000	165,760
ARMOUR Residential REIT, Inc.	15,959	308,328
Blackstone Mortgage Trust, Inc. Class A REIT (b)	56,366	1,198,905
BrightSpire Capital, Inc. REIT	43,600	324,384
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,900	95,462
Chimera Investment Corp. REIT	76,945	383,955
Claros Mortgage Trust, Inc. REIT (b)	31,300	426,619
Dynex Capital, Inc. REIT (b)	20,200	252,904
Ellington Financial, Inc. REIT (b)	24,905	316,543
Franklin BSP Realty Trust, Inc. REIT	28,034	378,739
Granite Point Mortgage Trust, Inc. REIT	12,834	76,234
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	35,945	991,363
Security Description	Shares	Value
Invesco Mortgage Capital, Inc. REIT (b)	12,901	$ 114,303
KKR Real Estate Finance Trust, Inc. REIT	21,000	277,830
Ladder Capital Corp. REIT	38,139	438,980
MFA Financial, Inc. REIT	33,534	377,928
New York Mortgage Trust, Inc. REIT (b)	33,871	288,920
Nexpoint Real Estate Finance, Inc. REIT (b)	2,200	34,650
Orchid Island Capital, Inc. REIT (b)	16,720	140,950
PennyMac Mortgage Investment Trust REIT (b)	29,024	433,909
Ready Capital Corp. REIT (b)	56,975	583,994
Redwood Trust, Inc. REIT	36,800	272,688
Rithm Capital Corp. REIT	165,611	1,768,725
TPG RE Finance Trust, Inc. REIT (b)	22,752	147,888
Two Harbors Investment Corp. REIT	32,289	449,786
Starwood Property Trust, Inc. REIT (b)	101,104	2,125,206
		19,415,062
MULTI-UTILITIES — 0.2%
Avista Corp.	25,200	900,648
Black Hills Corp.	21,805	1,176,380
Northwestern Energy Group, Inc.	21,055	1,071,489
Unitil Corp.	5,238	275,361
		3,423,878
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	55,600	300,240
City Office REIT, Inc.	11,800	72,098
COPT Defense Properties REIT	38,300	981,629
Cousins Properties, Inc. REIT	51,729	1,259,601
Douglas Emmett, Inc. REIT (b)	55,937	811,087
Easterly Government Properties, Inc. REIT (b)	33,200	446,208
Equity Commonwealth REIT	35,381	679,315
Highwoods Properties, Inc. REIT	35,970	825,871
Hudson Pacific Properties, Inc. REIT (b)	48,237	449,086
JBG SMITH Properties REIT (b)	34,022	578,714
Kilroy Realty Corp. REIT	39,863	1,588,142
NET Lease Office Properties REIT	4,951	91,494
Office Properties Income Trust REIT	15,727	115,122
Orion Office REIT, Inc.	18,600	106,392
Paramount Group, Inc. REIT	64,553	333,739
Peakstone Realty Trust REIT (b)	12,700	253,111
Piedmont Office Realty Trust, Inc. Class A REIT	41,205	292,968

See accompanying notes to financial statements.
191

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Postal Realty Trust, Inc. Class A REIT (b)	8,100	$ 117,936
SL Green Realty Corp. REIT (b)	22,133	999,748
Vornado Realty Trust REIT (b)	60,300	1,703,475
		12,005,976
OIL, GAS & CONSUMABLE FUELS — 3.4%
Amplify Energy Corp. (a) (b)	13,400	79,462
Antero Midstream Corp.	114,900	1,439,697
Antero Resources Corp. (a)	96,274	2,183,494
Ardmore Shipping Corp.	14,000	197,260
Berry Corp.	25,000	175,750
California Resources Corp.	22,700	1,241,236
Callon Petroleum Co. (a) (b)	19,100	618,840
Centrus Energy Corp. Class A (a) (b)	4,200	228,522
Cheniere Energy, Inc.	82,459	14,076,576
Chesapeake Energy Corp. (b)	42,643	3,280,952
Chord Energy Corp.	14,144	2,351,157
Civitas Resources, Inc. (b)	27,346	1,869,920
Clean Energy Fuels Corp. (a)	59,500	227,885
CNX Resources Corp. (a)	50,181	1,003,620
Comstock Resources, Inc. (b)	31,000	274,350
CONSOL Energy, Inc.	10,425	1,048,025
Crescent Energy Co. Class A	26,479	349,788
CVR Energy, Inc. (b)	9,900	299,970
Delek U.S. Holdings, Inc.	22,504	580,603
DHT Holdings, Inc.	47,771	468,634
Dorian LPG Ltd.	11,358	498,276
DT Midstream, Inc.	33,100	1,813,880
Empire Petroleum Corp. (a) (b)	6,700	73,633
Encore Energy Corp. (a)	49,500	194,535
Energy Fuels, Inc. (a) (b)	55,301	397,614
Enviva, Inc. (b)	9,200	9,161
Equitrans Midstream Corp.	147,740	1,503,993
Evolution Petroleum Corp. (b)	9,700	56,357
Excelerate Energy, Inc. Class A	6,200	95,852
FLEX LNG Ltd.	9,600	278,976
FutureFuel Corp.	8,500	51,680
Gevo, Inc. (a)	86,300	100,108
Golar LNG Ltd.	35,055	805,914
Granite Ridge Resources, Inc. (b)	15,500	93,310
Green Plains, Inc. (a)	20,138	507,880
Gulfport Energy Corp. (a)	3,800	506,160
Hallador Energy Co. (a)	7,800	68,952
HF Sinclair Corp.	49,200	2,734,044
HighPeak Energy, Inc. (b)	4,600	65,504
International Seaways, Inc.	14,218	646,635
Kinetik Holdings, Inc.	6,100	203,740
Kosmos Energy Ltd. (a)	155,800	1,045,418
Magnolia Oil & Gas Corp. Class A	61,100	1,300,819
Matador Resources Co.	38,302	2,177,852
Murphy Oil Corp.	50,200	2,141,532
NACCO Industries, Inc. Class A	1,500	54,750
New Fortress Energy, Inc. (b)	22,300	841,379
Security Description	Shares	Value
NextDecade Corp. (a) (b)	30,400	$ 145,008
Nordic American Tankers Ltd.	70,740	297,108
Northern Oil & Gas, Inc.	29,900	1,108,393
Overseas Shipholding Group, Inc. Class A	19,400	102,238
Ovintiv, Inc.	87,467	3,841,551
Par Pacific Holdings, Inc. (a)	19,189	697,904
PBF Energy, Inc. Class A	37,652	1,655,182
Peabody Energy Corp.	39,003	948,553
Permian Resources Corp.	131,996	1,795,146
PrimeEnergy Resources Corp. (a)	112	11,911
Range Resources Corp.	79,672	2,425,216
REX American Resources Corp. (a)	5,305	250,927
Riley Exploration Permian, Inc.	2,850	77,634
Ring Energy, Inc. (a) (b)	36,900	53,874
SandRidge Energy, Inc.	10,600	144,902
Scorpio Tankers, Inc.	16,099	978,819
SFL Corp. Ltd.	40,600	457,968
SilverBow Resources, Inc. (a)	6,600	191,928
Sitio Royalties Corp. Class A (b)	28,108	660,819
SM Energy Co.	40,356	1,562,584
Southwestern Energy Co. (a)	372,849	2,442,161
Talos Energy, Inc. (a)	37,800	537,894
Teekay Corp. (a)	22,800	163,020
Teekay Tankers Ltd. Class A	8,300	414,751
Tellurian, Inc. (a) (b)	189,827	143,433
Texas Pacific Land Corp.	2,081	3,272,269
Uranium Energy Corp. (a) (b)	127,600	816,640
VAALCO Energy, Inc. (b)	36,400	163,436
Vertex Energy, Inc. (a)	22,700	76,953
Vital Energy, Inc. (a) (b)	7,600	345,724
Vitesse Energy, Inc.	8,051	176,236
W&T Offshore, Inc.	35,000	114,100
World Kinect Corp.	21,035	479,177
		76,817,154
PERSONAL PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	89,879
BellRing Brands, Inc. (a)	42,422	2,351,451
Coty, Inc. Class A (a)	128,500	1,595,970
Edgewell Personal Care Co.	17,179	629,267
elf Beauty, Inc. (a)	18,400	2,655,856
Herbalife Ltd. (a) (b)	34,176	521,526
Inter Parfums, Inc.	6,170	888,542
Medifast, Inc.	3,726	250,462
Nature's Sunshine Products, Inc. (a)	4,800	82,992
Nu Skin Enterprises, Inc. Class A	16,758	325,440
Olaplex Holdings, Inc. (a)	44,700	113,538
USANA Health Sciences, Inc. (a)	3,704	198,534
Waldencast PLC Class A (a) (b)	12,700	138,938
		9,842,395

See accompanying notes to financial statements.
192

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	$ 216,973
Glatfelter Corp. (a)	12,400	24,056
Louisiana-Pacific Corp.	21,818	1,545,369
Sylvamo Corp.	12,500	613,875
		2,400,273
PHARMACEUTICALS — 1.2%
Aclaris Therapeutics, Inc. (a) (b)	22,437	23,559
Amneal Pharmaceuticals, Inc. (a) (b)	40,590	246,381
Amphastar Pharmaceuticals, Inc. (a) (b)	12,627	780,980
Amylyx Pharmaceuticals, Inc. (a)	17,200	253,184
ANI Pharmaceuticals, Inc. (a)	4,933	272,006
Arvinas, Inc. (a) (b)	15,996	658,395
Assertio Holdings, Inc. (a) (b)	29,200	31,244
Atea Pharmaceuticals, Inc. (a) (b)	21,600	65,880
Axsome Therapeutics, Inc. (a) (b)	11,700	931,203
Biote Corp. Class A (a)	4,300	21,242
Bright Green Corp. (a)	18,200	6,008
Cara Therapeutics, Inc. (a) (b)	11,300	8,396
Cassava Sciences, Inc. (a) (b)	13,800	310,638
Citius Pharmaceuticals, Inc. (a)	37,800	28,596
Collegium Pharmaceutical, Inc. (a) (b)	11,767	362,188
Corcept Therapeutics, Inc. (a)	27,284	886,184
CorMedix, Inc. (a) (b)	17,400	65,424
Cymabay Therapeutics, Inc. (a)	38,500	909,370
Edgewise Therapeutics, Inc. (a) (b)	13,841	151,421
Elanco Animal Health, Inc. (a)	169,256	2,521,914
Enliven Therapeutics, Inc. (a) (b)	7,400	102,416
Evolus, Inc. (a) (b)	13,300	140,049
Eyenovia, Inc. (a) (b)	8,600	17,888
EyePoint Pharmaceuticals, Inc. (a) (b)	9,100	210,301
Harmony Biosciences Holdings, Inc. (a)	11,000	355,300
Harrow, Inc. (a) (b)	9,600	107,520
Ikena Oncology, Inc. (a)	8,400	16,548
Innoviva, Inc. (a)	20,053	321,650
Intra-Cellular Therapies, Inc. (a)	32,125	2,300,793
Jazz Pharmaceuticals PLC (a)	20,906	2,571,438
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a)	5,736	409,665
Liquidia Corp. (a)	15,600	187,668
Longboard Pharmaceuticals, Inc. (a)	4,800	28,944
Marinus Pharmaceuticals, Inc. (a) (b)	16,900	183,703
Neumora Therapeutics, Inc. (a)	5,900	100,595
Security Description	Shares	Value
NGM Biopharmaceuticals, Inc. (a)	9,760	$ 8,384
Nuvation Bio, Inc. (a)	44,600	67,346
Ocular Therapeutix, Inc. (a) (b)	26,400	117,744
Omeros Corp. (a) (b)	18,700	61,149
Optinose, Inc. (a)	22,400	28,896
Organon & Co.	88,200	1,271,844
Pacira BioSciences, Inc. (a)	15,137	510,722
Perrigo Co. PLC	46,300	1,489,934
Phathom Pharmaceuticals, Inc. (a) (b)	10,700	97,691
Phibro Animal Health Corp. Class A	6,300	72,954
Pliant Therapeutics, Inc. (a) (b)	19,000	344,090
Prestige Consumer Healthcare, Inc. (a)	17,216	1,053,964
Revance Therapeutics, Inc. (a) (b)	29,174	256,439
Royalty Pharma PLC Class A	128,142	3,599,509
scPharmaceuticals, Inc. (a) (b)	8,900	55,803
SIGA Technologies, Inc. (b)	15,000	84,000
Supernus Pharmaceuticals, Inc. (a)	16,300	471,722
Taro Pharmaceutical Industries Ltd. (a)	2,500	104,450
Tarsus Pharmaceuticals, Inc. (a) (b)	11,000	222,750
Terns Pharmaceuticals, Inc. (a) (b)	14,800	96,052
Theravance Biopharma, Inc. (a) (b)	19,104	214,729
Theseus Pharmaceuticals, Inc. (a)	5,500	22,275
Third Harmonic Bio, Inc. (a) (b)	6,700	73,499
Trevi Therapeutics, Inc. (a)	12,800	17,152
Ventyx Biosciences, Inc. (a)	14,800	36,556
Verrica Pharmaceuticals, Inc. (a) (b)	6,400	46,848
WaVe Life Sciences Ltd. (a)	20,100	101,505
Xeris Biopharma Holdings, Inc. (a) (b)	42,700	100,345
Zevra Therapeutics, Inc. (a)	10,700	70,085
		26,287,755
PROFESSIONAL SERVICES — 2.5%
Alight, Inc. Class A (a)	135,300	1,154,109
ASGN, Inc. (a)	15,235	1,465,150
Barrett Business Services, Inc.	2,239	259,276
Blacksky Technology, Inc. (a)	36,400	50,960
Booz Allen Hamilton Holding Corp.	44,052	5,634,691
CACI International, Inc. Class A (a)	7,471	2,419,558
CBIZ, Inc. (a)	15,700	982,663
Clarivate PLC (a) (b)	162,100	1,501,046
Concentrix Corp.	14,974	1,470,597
Conduent, Inc. (a)	60,900	222,285
CRA International, Inc.	2,245	221,918

See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
CSG Systems International, Inc.	10,392	$ 552,958
Dun & Bradstreet Holdings, Inc.	92,962	1,087,655
ExlService Holdings, Inc. (a)	54,585	1,683,947
Exponent, Inc.	17,009	1,497,472
First Advantage Corp. (b)	19,000	314,830
FiscalNote Holdings, Inc. (a) (b)	19,200	21,888
Forrester Research, Inc. (a)	4,200	112,602
Franklin Covey Co. (a)	3,883	169,027
FTI Consulting, Inc. (a)	11,308	2,251,988
Genpact Ltd.	60,253	2,091,382
Heidrick & Struggles International, Inc.	6,400	188,992
HireQuest, Inc.	1,600	24,560
HireRight Holdings Corp. (a)	6,500	87,425
Huron Consulting Group, Inc. (a)	6,431	661,107
IBEX Holdings Ltd. (a)	3,900	74,139
ICF International, Inc.	6,412	859,785
Innodata, Inc. (a) (b)	9,000	73,260
Insperity, Inc.	12,010	1,407,812
KBR, Inc.	45,526	2,522,596
Kelly Services, Inc. Class A	10,895	235,550
Kforce, Inc.	6,654	449,544
Korn Ferry	17,757	1,053,878
Legalzoom.com, Inc. (a)	38,700	437,310
ManpowerGroup, Inc.	16,735	1,329,931
Maximus, Inc.	20,807	1,744,875
Mistras Group, Inc. (a)	6,400	46,848
NV5 Global, Inc. (a)	4,744	527,153
Parsons Corp. (a)	13,951	874,867
Paylocity Holding Corp. (a)	14,297	2,356,861
Planet Labs PBC (a) (b)	60,200	148,694
Resources Connection, Inc.	11,300	160,121
Science Applications International Corp.	17,982	2,235,522
Skillsoft Corp. (a) (b)	1,444	25,386
SS&C Technologies Holdings, Inc.	74,881	4,575,978
Sterling Check Corp. (a) (b)	10,600	147,552
TransUnion	66,462	4,566,604
TriNet Group, Inc. (a)	10,904	1,296,813
TrueBlue, Inc. (a)	10,107	155,041
TTEC Holdings, Inc.	6,107	132,339
Upwork, Inc. (a)	41,824	621,923
Verra Mobility Corp. (a)	47,281	1,088,881
Willdan Group, Inc. (a)	3,971	85,377
		55,362,726
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
American Realty Investors, Inc. (a)	300	5,223
Anywhere Real Estate, Inc. (a)	37,395	303,273
Compass, Inc. Class A (a)	97,100	365,096
Cushman & Wakefield PLC (a)	58,206	628,625
DigitalBridge Group, Inc. (b)	55,129	966,963
Douglas Elliman, Inc.	29,902	88,211
eXp World Holdings, Inc. (b)	25,100	389,552
Security Description	Shares	Value
Forestar Group, Inc. (a)	6,506	$ 215,153
FRP Holdings, Inc. (a)	2,389	150,220
Howard Hughes Holdings, Inc. (a)	11,438	978,521
Jones Lang LaSalle, Inc. (a)	16,107	3,042,129
Kennedy-Wilson Holdings, Inc.	41,957	519,428
Marcus & Millichap, Inc. (b)	8,046	351,449
Maui Land & Pineapple Co., Inc. (a)	3,156	50,149
Newmark Group, Inc. Class A	47,512	520,732
Opendoor Technologies, Inc. (a) (b)	188,200	843,136
RE/MAX Holdings, Inc. Class A	6,500	86,645
Redfin Corp. (a) (b)	38,200	394,224
RMR Group, Inc. Class A	4,507	127,233
St. Joe Co.	11,700	704,106
Star Holdings REIT (a)	5,029	75,334
Stratus Properties, Inc. (a)	1,800	51,948
Tejon Ranch Co. (a)	7,400	127,280
Transcontinental Realty Investors, Inc. REIT (a) (b)	700	24,192
Zillow Group, Inc. Class A (a) (b)	17,312	981,937
Zillow Group, Inc. Class C (a) (b)	54,714	3,165,752
		15,156,511
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	114,516	4,117,995
Apartment Income REIT Corp.	50,600	1,757,338
Apartment Investment & Management Co. Class A REIT (a)	49,200	385,236
BRT Apartments Corp. REIT	3,000	55,770
Centerspace REIT	5,065	294,783
Clipper Realty, Inc. REIT	2,693	14,542
Elme Communities REIT	30,102	439,489
Equity LifeStyle Properties, Inc. REIT	60,472	4,265,695
Independence Realty Trust, Inc. REIT	76,573	1,171,567
NexPoint Residential Trust, Inc. REIT	7,848	270,207
Sun Communities, Inc. REIT	42,321	5,656,202
UMH Properties, Inc. REIT	18,800	288,016
Veris Residential, Inc. REIT	26,847	422,303
		19,139,143
RETAIL REITs — 0.9%
Acadia Realty Trust REIT	30,747	522,391
Agree Realty Corp. REIT	33,756	2,124,940
Alexander's, Inc. REIT	802	171,283
Brixmor Property Group, Inc. REIT	101,848	2,370,003
CBL & Associates Properties, Inc. REIT	9,300	227,106
Getty Realty Corp. REIT	16,474	481,370

See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
InvenTrust Properties Corp. REIT	23,200	$ 587,888
Kite Realty Group Trust REIT	73,752	1,685,971
Macerich Co. REIT	73,958	1,141,172
NETSTREIT Corp. (b)	23,200	414,120
NNN REIT, Inc.	61,763	2,661,985
Phillips Edison & Co., Inc. REIT	40,200	1,466,496
Retail Opportunity Investments Corp. REIT	42,300	593,469
Saul Centers, Inc. REIT	3,600	141,372
SITE Centers Corp. REIT	65,201	888,690
Spirit Realty Capital, Inc. REIT	48,048	2,099,217
Tanger, Inc. REIT	34,787	964,296
Urban Edge Properties REIT	38,600	706,380
Whitestone REIT	15,200	186,808
		19,434,957
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ACM Research, Inc. Class A (a) (b)	16,700	326,318
Aehr Test Systems (a) (b)	8,500	225,505
Allegro MicroSystems, Inc. (a)	26,300	796,101
Alpha & Omega Semiconductor Ltd. (a)	8,187	213,353
Ambarella, Inc. (a)	13,029	798,547
Amkor Technology, Inc.	36,335	1,208,866
Atomera, Inc. (a) (b)	7,000	49,070
Axcelis Technologies, Inc. (a)	10,585	1,372,769
CEVA, Inc. (a)	7,671	174,208
Cirrus Logic, Inc. (a)	18,840	1,567,300
Cohu, Inc. (a)	16,191	573,000
Credo Technology Group Holding Ltd. (a)	38,600	751,542
Diodes, Inc. (a)	15,392	1,239,364
Entegris, Inc.	51,415	6,160,545
FormFactor, Inc. (a)	26,346	1,098,892
GLOBALFOUNDRIES, Inc. (a) (b)	26,900	1,630,140
Ichor Holdings Ltd. (a)	9,799	329,540
Impinj, Inc. (a) (b)	7,852	706,916
indie Semiconductor, Inc. Class A (a) (b)	49,800	403,878
inTEST Corp. (a)	4,100	55,760
Kulicke & Soffa Industries, Inc.	18,800	1,028,736
Lattice Semiconductor Corp. (a)	46,425	3,202,861
MACOM Technology Solutions Holdings, Inc. (a)	18,352	1,705,818
Marvell Technology, Inc.	294,391	17,754,721
Maxeon Solar Technologies Ltd. (a) (b)	10,700	76,719
MaxLinear, Inc. (a)	25,896	615,548
MKS Instruments, Inc.	22,675	2,332,577
Navitas Semiconductor Corp. (a) (b)	36,700	296,169
NVE Corp.	1,600	125,488
Onto Innovation, Inc. (a)	16,557	2,531,565
Security Description	Shares	Value
PDF Solutions, Inc. (a)	10,529	$ 338,402
Photronics, Inc. (a)	20,893	655,413
Power Integrations, Inc.	19,222	1,578,319
Rambus, Inc. (a)	36,801	2,511,668
Semtech Corp. (a) (b)	22,500	492,975
Silicon Laboratories, Inc. (a)	10,767	1,424,151
SiTime Corp. (a) (b)	5,835	712,337
SkyWater Technology, Inc. (a) (b)	7,500	72,150
SMART Global Holdings, Inc. (a)	16,180	306,287
Synaptics, Inc. (a)	13,390	1,527,531
Transphorm, Inc. (a) (b)	8,800	32,120
Ultra Clean Holdings, Inc. (a)	15,498	529,102
Universal Display Corp.	15,986	3,057,482
Veeco Instruments, Inc. (a)	17,008	527,758
Wolfspeed, Inc. (a) (b)	42,301	1,840,517
		64,958,028
SOFTWARE — 9.9%
8x8, Inc. (a)	41,700	157,626
A10 Networks, Inc.	24,000	316,080
ACI Worldwide, Inc. (a)	35,386	1,082,812
Adeia, Inc.	33,236	411,794
Agilysys, Inc. (a)	6,357	539,201
Alarm.com Holdings, Inc. (a)	15,600	1,008,072
Alkami Technology, Inc. (a)	13,300	322,525
Altair Engineering, Inc. Class A (a) (b)	17,753	1,493,915
Alteryx, Inc. Class A (a) (b)	21,122	996,114
American Software, Inc. Class A	11,700	132,210
Amplitude, Inc. Class A (a)	22,200	282,384
Appfolio, Inc. Class A (a)	6,264	1,085,175
Appian Corp. Class A (a)	13,482	507,732
AppLovin Corp. Class A (a)	72,400	2,885,140
Asana, Inc. Class A (a) (b)	26,600	505,666
Aspen Technology, Inc. (a)	9,362	2,061,044
Asure Software, Inc. (a)	7,200	68,544
Atlassian Corp. Class A (a)	53,412	12,704,578
Aurora Innovation, Inc. (a) (b)	106,500	465,405
AvePoint, Inc. (a) (b)	49,000	402,290
Bentley Systems, Inc. Class B (b)	67,000	3,496,060
Bill Holdings, Inc. (a)	35,308	2,880,780
Bit Digital, Inc. (a) (b)	29,400	124,362
Blackbaud, Inc. (a)	14,133	1,225,331
BlackLine, Inc. (a)	18,562	1,159,011
Box, Inc. Class A (a)	45,827	1,173,629
Braze, Inc. Class A (a)	17,100	908,523
C3.ai, Inc. Class A (a) (b)	26,500	760,815
CCC Intelligent Solutions Holdings, Inc. (a)	69,000	785,910
Cerence, Inc. (a)	13,779	270,895
Cipher Mining, Inc. (a) (b)	13,800	56,994
Cleanspark, Inc. (a) (b)	49,800	549,294
Clear Secure, Inc. Class A (b)	28,900	596,785
CommVault Systems, Inc. (a)	14,820	1,183,377

See accompanying notes to financial statements.
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Confluent, Inc. Class A (a)	63,800	$ 1,492,920
Consensus Cloud Solutions, Inc. (a)	6,668	174,768
CoreCard Corp. (a) (b)	2,200	30,426
Crowdstrike Holdings, Inc. Class A (a)	73,506	18,767,552
CS Disco, Inc. (a) (b)	7,700	58,443
Datadog, Inc. Class A (a)	94,062	11,417,246
Digimarc Corp. (a) (b)	5,167	186,632
Digital Turbine, Inc. (a) (b)	33,386	229,028
DocuSign, Inc. (a)	69,649	4,140,633
Dolby Laboratories, Inc. Class A (b)	20,124	1,734,286
Domo, Inc. Class B (a)	11,144	114,672
DoubleVerify Holdings, Inc. (a)	47,400	1,743,372
Dropbox, Inc. Class A (a)	87,942	2,592,530
Dynatrace, Inc. (a)	82,000	4,484,580
E2open Parent Holdings, Inc. (a) (b)	58,800	258,132
eGain Corp. (a)	6,594	54,928
Elastic NV (a)	27,320	3,078,964
Enfusion, Inc. Class A (a) (b)	13,500	130,950
EngageSmart, Inc. (a)	17,200	393,880
Envestnet, Inc. (a)	17,099	846,743
Everbridge, Inc. (a)	13,614	330,956
EverCommerce, Inc. (a)	7,500	82,725
Expensify, Inc. Class A (a)	17,000	41,990
Five9, Inc. (a)	24,496	1,927,590
Freshworks, Inc. Class A (a)	55,500	1,303,695
Gitlab, Inc. Class A (a)	30,200	1,901,392
Guidewire Software, Inc. (a) (b)	28,074	3,061,189
HashiCorp, Inc. Class A (a)	33,600	794,304
HubSpot, Inc. (a)	15,704	9,116,800
Informatica, Inc. Class A (a)	14,300	405,977
Instructure Holdings, Inc. (a) (b)	7,000	189,070
Intapp, Inc. (a)	8,900	338,378
InterDigital, Inc. (b)	9,073	984,783
Jamf Holding Corp. (a)	23,900	431,634
Kaltura, Inc. (a)	25,500	49,725
LivePerson, Inc. (a)	26,200	99,298
LiveRamp Holdings, Inc. (a)	22,401	848,550
Manhattan Associates, Inc. (a)	21,028	4,527,749
Marathon Digital Holdings, Inc. (a) (b)	72,700	1,707,723
Matterport, Inc. (a)	86,600	232,954
MeridianLink, Inc. (a) (b)	9,200	227,884
MicroStrategy, Inc. Class A (a) (b)	4,135	2,611,749
Mitek Systems, Inc. (a) (b)	14,961	195,091
Model N, Inc. (a)	13,156	354,291
N-able, Inc. (a)	23,252	308,089
nCino, Inc. (a) (b)	24,100	810,483
NCR Voyix Corp. (a)	43,867	741,791
NextNav, Inc. (a) (b)	17,600	78,320
Nutanix, Inc. Class A (a)	83,647	3,989,125
Olo, Inc. Class A (a)	33,700	192,764
ON24, Inc.	10,000	78,800
Security Description	Shares	Value
OneSpan, Inc. (a)	13,731	$ 147,196
PagerDuty, Inc. (a) (b)	31,098	719,919
Palantir Technologies, Inc. Class A (a)	656,200	11,266,954
Paycor HCM, Inc. (a) (b)	22,000	474,980
Pegasystems, Inc.	14,736	720,001
PowerSchool Holdings, Inc. Class A (a) (b)	19,300	454,708
Procore Technologies, Inc. (a)	27,400	1,896,628
Progress Software Corp.	14,638	794,843
PROS Holdings, Inc. (a) (b)	15,600	605,124
Q2 Holdings, Inc. (a)	19,538	848,145
Qualys, Inc. (a)	12,595	2,472,147
Rapid7, Inc. (a)	20,625	1,177,688
Red Violet, Inc. (a)	3,800	75,886
Rimini Street, Inc. (a) (b)	16,300	53,301
RingCentral, Inc. Class A (a)	29,378	997,383
Riot Platforms, Inc. (a) (b)	64,614	999,579
Sapiens International Corp. NV	10,300	298,082
SEMrush Holdings, Inc. Class A (a) (b)	10,500	143,430
SentinelOne, Inc. Class A (a)	80,500	2,208,920
Smartsheet, Inc. Class A (a)	44,155	2,111,492
SolarWinds Corp. (a)	18,151	226,706
SoundHound AI, Inc. Class A (a) (b)	47,600	100,912
SoundThinking, Inc. (a) (b)	3,300	84,282
Splunk, Inc. (a)	53,603	8,166,417
Sprinklr, Inc. Class A (a)	34,800	418,992
Sprout Social, Inc. Class A (a) (b)	16,347	1,004,360
SPS Commerce, Inc. (a)	12,497	2,422,419
Tenable Holdings, Inc. (a)	39,000	1,796,340
Teradata Corp. (a)	33,875	1,473,901
Terawulf, Inc. (a) (b)	50,500	121,200
TFS Financial Corp. (b)	17,417	255,856
UiPath, Inc. Class A (a)	131,100	3,256,524
Unity Software, Inc. (a) (b)	100,300	4,101,267
Varonis Systems, Inc. (a)	37,279	1,687,993
Verint Systems, Inc. (a)	21,829	590,038
Veritone, Inc. (a) (b)	10,700	19,367
Viant Technology, Inc. Class A (a)	4,700	32,383
Weave Communications, Inc. (a)	11,300	129,611
Workday, Inc. Class A (a)	69,194	19,101,696
Workiva, Inc. (a)	17,000	1,726,010
Xperi, Inc. (a)	13,914	153,332
Yext, Inc. (a)	36,207	213,259
Zeta Global Holdings Corp. Class A (a) (b)	46,700	411,894
Zoom Video Communications, Inc. Class A (a)	87,625	6,301,114
Zscaler, Inc. (a)	30,529	6,764,005
Zuora, Inc. Class A (a)	45,100	423,940
		221,945,851

See accompanying notes to financial statements.
196

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
SPECIALIZED REITs — 0.9%
CubeSmart REIT	76,188	$ 3,531,314
EPR Properties REIT	25,349	1,228,159
Farmland Partners, Inc. REIT (b)	15,700	195,936
Four Corners Property Trust, Inc. REIT	31,109	787,058
Gaming & Leisure Properties, Inc. REIT	86,964	4,291,673
Gladstone Land Corp. REIT	10,900	157,505
Lamar Advertising Co. Class A REIT	29,555	3,141,105
National Storage Affiliates Trust REIT	27,510	1,140,840
Outfront Media, Inc. REIT	51,767	722,667
PotlatchDeltic Corp. REIT	26,656	1,308,810
Rayonier, Inc. REIT	50,127	1,674,743
Safehold, Inc. REIT (b)	16,436	384,602
Uniti Group, Inc. REIT	83,670	483,613
		19,048,025
SPECIALTY RETAIL — 2.7%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	91,630
Aaron's Co., Inc.	10,248	111,498
Abercrombie & Fitch Co. Class A (a)	15,942	1,406,403
Academy Sports & Outdoors, Inc.	23,500	1,551,000
Advance Auto Parts, Inc. (b)	20,400	1,245,012
American Eagle Outfitters, Inc.	59,528	1,259,613
America's Car-Mart, Inc. (a) (b)	2,151	162,981
Arko Corp.	28,600	235,950
Asbury Automotive Group, Inc. (a)	6,702	1,507,749
AutoNation, Inc. (a)	9,669	1,452,090
BARK, Inc. (a) (b)	37,400	30,126
Beyond, Inc. (a) (b)	15,882	439,773
Big 5 Sporting Goods Corp.	6,500	41,210
Boot Barn Holdings, Inc. (a)	9,700	744,572
Buckle, Inc. (b)	10,287	488,838
Build-A-Bear Workshop, Inc.	4,300	98,857
Burlington Stores, Inc. (a)	22,014	4,281,283
Caleres, Inc. (b)	11,590	356,161
Camping World Holdings, Inc. Class A	14,027	368,349
CarParts.com, Inc. (a)	16,600	52,456
Carvana Co. (a) (b)	31,195	1,651,463
Cato Corp. Class A	4,900	34,986
Chico's FAS, Inc. (a)	41,053	311,182
Children's Place, Inc. (a) (b)	4,042	93,855
Designer Brands, Inc. Class A	16,756	148,291
Destination XL Group, Inc. (a)	18,700	82,280
Dick's Sporting Goods, Inc. (b)	20,482	3,009,830
Duluth Holdings, Inc. Class B (a)	4,596	24,726
Envela Corp. (a)	1,388	6,746
Security Description	Shares	Value
EVgo, Inc. (a) (b)	34,400	$ 123,152
Five Below, Inc. (a)	18,624	3,969,892
Floor & Decor Holdings, Inc. Class A (a) (b)	35,456	3,955,471
Foot Locker, Inc. (b)	27,331	851,361
GameStop Corp. Class A (a) (b)	91,324	1,600,910
Gap, Inc.	66,100	1,382,151
Genesco, Inc. (a)	4,305	151,579
Group 1 Automotive, Inc.	4,708	1,434,716
GrowGeneration Corp. (a) (b)	19,700	49,447
Guess?, Inc. (b)	9,400	216,764
Haverty Furniture Cos., Inc.	4,805	170,578
Hibbett, Inc.	4,234	304,933
J Jill, Inc. (a)	2,000	51,560
Lands' End, Inc. (a)	4,700	44,932
Lazydays Holdings, Inc. (a) (b)	800	5,640
Leslie's, Inc. (a) (b)	61,371	424,074
Lithia Motors, Inc.	9,229	3,038,925
MarineMax, Inc. (a)	7,176	279,146
Monro, Inc.	10,598	310,945
Murphy USA, Inc.	6,570	2,342,599
National Vision Holdings, Inc. (a)	27,025	565,633
ODP Corp. (a)	11,118	625,943
OneWater Marine, Inc. Class A (a) (b)	3,600	121,644
Penske Automotive Group, Inc.	6,589	1,057,600
Petco Health & Wellness Co., Inc. (a) (b)	28,900	91,324
PetMed Express, Inc.	8,368	63,262
Rent the Runway, Inc. Class A (a) (b)	12,300	6,488
Restoration Hardware, Inc. (a) (b)	5,260	1,533,185
Revolve Group, Inc. (a) (b)	13,400	222,172
Sally Beauty Holdings, Inc. (a) (b)	36,848	489,341
Shoe Carnival, Inc. (b)	5,900	178,239
Signet Jewelers Ltd. (b)	15,200	1,630,352
Sleep Number Corp. (a)	6,917	102,579
Sonic Automotive, Inc. Class A	4,636	260,590
Sportsman's Warehouse Holdings, Inc. (a) (b)	12,570	53,548
Stitch Fix, Inc. Class A (a)	27,246	97,268
ThredUp, Inc. Class A (a) (b)	23,500	52,875
Tile Shop Holdings, Inc. (a)	9,600	70,656
Tilly's, Inc. Class A (a)	6,637	50,043
Torrid Holdings, Inc. (a) (b)	3,500	20,195
Upbound Group, Inc.	19,054	647,264
Urban Outfitters, Inc. (a)	21,950	783,396
Valvoline, Inc. (a)	47,141	1,771,559
Victoria's Secret & Co. (a) (b)	27,300	724,542
Warby Parker, Inc. Class A (a)	29,200	411,720
Wayfair, Inc. Class A (a) (b)	28,270	1,744,259
Williams-Sonoma, Inc. (b)	21,680	4,374,590
Winmark Corp.	974	406,694

See accompanying notes to financial statements.
197

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Zumiez, Inc. (a)	5,200	$ 105,768
		60,260,414
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
CompoSecure, Inc. (a) (b)	6,200	33,480
Corsair Gaming, Inc. (a)	13,200	186,120
CPI Card Group, Inc. (a) (b)	1,300	24,947
Eastman Kodak Co. (a) (b)	19,300	75,270
Immersion Corp.	9,600	67,776
Intevac, Inc. (a)	8,200	35,424
IonQ, Inc. (a) (b)	54,000	669,060
Pure Storage, Inc. Class A (a)	98,175	3,500,920
Super Micro Computer, Inc. (a) (b)	15,715	4,467,146
Turtle Beach Corp. (a)	5,400	59,130
Xerox Holdings Corp. (b)	39,200	718,536
		9,837,809
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Allbirds, Inc. Class A (a) (b)	21,700	26,583
Birkenstock Holding PLC (a)	10,600	516,538
Capri Holdings Ltd. (a)	38,391	1,928,764
Carter's, Inc.	12,460	933,129
Columbia Sportswear Co. (b)	11,920	948,117
Crocs, Inc. (a)	20,720	1,935,455
Deckers Outdoor Corp. (a)	8,940	5,975,764
Figs, Inc. Class A (a) (b)	43,900	305,105
Fossil Group, Inc. (a) (b)	17,900	26,134
G-III Apparel Group Ltd. (a)	14,781	502,258
Hanesbrands, Inc. (a) (b)	122,400	545,904
Kontoor Brands, Inc.	19,100	1,192,222
Movado Group, Inc.	4,961	149,574
Oxford Industries, Inc.	5,130	513,000
PVH Corp.	20,500	2,503,460
Rocky Brands, Inc. (b)	2,405	72,583
Skechers USA, Inc. Class A (a)	45,334	2,826,122
Steven Madden Ltd. (b)	25,413	1,067,346
Under Armour, Inc. Class A (a)	49,000	430,710
Under Armour, Inc. Class C (a) (b)	85,300	712,255
Vera Bradley, Inc. (a)	8,100	62,370
Wolverine World Wide, Inc.	26,980	239,852
		23,413,245
TOBACCO — 0.1%
Ispire Technology, Inc. (a) (b)	6,200	75,206
Turning Point Brands, Inc.	5,700	150,024
Universal Corp.	8,341	561,516
Vector Group Ltd.	51,096	576,363
		1,363,109
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp.	35,456	1,487,025
Alta Equipment Group, Inc.	8,200	101,434
Applied Industrial Technologies, Inc.	12,601	2,176,067
Beacon Roofing Supply, Inc. (a)	18,903	1,644,939
Security Description	Shares	Value
BlueLinx Holdings, Inc. (a)	2,900	$ 328,599
Boise Cascade Co.	12,901	1,668,873
Core & Main, Inc. Class A (a)	45,700	1,846,737
Custom Truck One Source, Inc. (a) (b)	19,100	118,038
Distribution Solutions Group, Inc. (a)	3,390	106,988
DXP Enterprises, Inc. (a)	5,000	168,500
EVI Industries, Inc. (b)	1,500	35,595
Ferguson PLC	70,300	13,572,821
FTAI Aviation Ltd.	34,000	1,577,600
GATX Corp.	12,031	1,446,367
Global Industrial Co.	4,400	170,896
GMS, Inc. (a)	14,000	1,154,020
H&E Equipment Services, Inc.	10,800	565,056
Herc Holdings, Inc.	9,638	1,435,002
Hudson Technologies, Inc. (a)	15,000	202,350
Karat Packaging, Inc.	2,300	57,155
McGrath RentCorp	8,300	992,846
MRC Global, Inc. (a)	28,500	313,785
MSC Industrial Direct Co., Inc. Class A	15,899	1,609,933
NOW, Inc. (a)	36,419	412,263
Rush Enterprises, Inc. Class A	21,575	1,085,223
Rush Enterprises, Inc. Class B	2,850	150,993
SiteOne Landscape Supply, Inc. (a) (b)	15,333	2,491,612
Textainer Group Holdings Ltd.	13,865	682,158
Titan Machinery, Inc. (a) (b)	6,900	199,272
Transcat, Inc. (a)	2,800	306,124
Watsco, Inc. (b)	11,303	4,842,996
WESCO International, Inc.	15,108	2,626,979
Willis Lease Finance Corp. (a)	1,200	58,656
Xometry, Inc. Class A (a) (b)	11,900	427,329
		46,064,231
WATER UTILITIES — 0.3%
American States Water Co.	12,101	973,162
Artesian Resources Corp. Class A	2,851	118,174
Cadiz, Inc. (a) (b)	12,500	35,000
California Water Service Group	18,889	979,772
Consolidated Water Co. Ltd. (b)	5,200	185,120
Essential Utilities, Inc.	82,639	3,086,567
Global Water Resources, Inc.	3,800	49,704
Middlesex Water Co.	5,823	382,105
Pure Cycle Corp. (a)	7,800	81,666
SJW Group	10,987	718,001
York Water Co.	4,800	185,376
		6,794,647
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Gogo, Inc. (a)	22,910	232,078
Spok Holdings, Inc.	6,100	94,428
Telephone & Data Systems, Inc.	34,800	638,580

See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Tingo Group, Inc. (a) (b) (e)	37,600	$ 12,972
		978,058
TOTAL COMMON STOCKS (Cost $1,943,521,622)		2,231,288,344
WARRANTS — 0.0%
BIOTECHNOLOGY — 0.0%
Cassava Sciences, Inc. (expiring 11/15/24) (a) (Cost $0)	5,520	—
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	18,667,676	18,675,143
State Street Navigator Securities Lending Portfolio II (h) (i)	137,781,840	137,781,840
TOTAL SHORT-TERM INVESTMENTS (Cost $156,455,844)		156,456,983
TOTAL INVESTMENTS — 105.9% (Cost $2,099,977,466)		2,387,745,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(134,090,435)
NET ASSETS — 100.0%		$ 2,253,654,892

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $12,972, representing less than 0.05% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
199

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	99	03/15/2024	$9,409,243	$10,136,127	$ 726,884
E-mini S&P MidCap 400 Index (long)	37	03/15/2024	9,822,735	10,395,150	572,415
					$1,299,299

During the year ended December 31, 2023, average notional value related to futures contracts was $18,329,441.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,231,260,315	$15,057	$12,972	$2,231,288,344
Warrants	—	—	—	—
Short-Term Investments	156,456,983	—	—	156,456,983
TOTAL INVESTMENTS	$2,387,717,298	$15,057	$12,972	$2,387,745,327
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,299,299	$ —	$ —	$ 1,299,299
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,299,299	$ —	$ —	$ 1,299,299

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,355,219	$15,358,290	$ 366,266,448	$ 362,955,320	$3,424	$2,301	18,667,676	$ 18,675,143	$1,030,486
State Street Navigator Securities Lending Portfolio II	81,374,120	81,374,120	748,098,609	691,690,889	—	—	137,781,840	137,781,840	2,281,686
Total		$96,732,410	$1,114,365,057	$1,054,646,209	$3,424	$2,301		$156,456,983	$3,312,172
See accompanying notes to financial statements.
200

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$2,773,673,397	$6,385,965,098	$2,231,288,344
Investments in affiliated issuers, at value	162,414,907	331,545,728	156,456,983
Total Investments	2,936,088,304	6,717,510,826	2,387,745,327
Foreign currency, at value	—	42,255,214	—
Cash	—	—	123,927
Receivable from broker — accumulated variation margin on futures contracts	—	8,967,581	1,299,690
Receivable for investments sold	2,217,554	2,899,348	95,227,878
Receivable for fund shares sold	81,192,692	57,920,000	1,040,000
Dividends receivable — unaffiliated issuers	20,200,554	6,780,269	2,232,041
Dividends receivable — affiliated issuers	212,922	897,608	101,257
Securities lending income receivable — unaffiliated issuers	3,336	62,944	20,045
Securities lending income receivable — affiliated issuers	33,981	85,346	157,671
Receivable for foreign taxes recoverable	1,691	6,422,406	108
Prepaid expenses and other assets	4,073	9,778	3,450
TOTAL ASSETS	3,039,955,107	6,843,811,320	2,487,951,394
LIABILITIES
Due to broker	—	1,934,134	350,896
Due to custodian	43,776	10,000	—
Payable upon return of securities loaned	111,292,245	152,581,117	137,781,840
Payable for investments purchased	117,611,797	42,072,977	100,492
Payable for fund shares repurchased	580,000	20,202,407	95,835,986
Deferred foreign taxes payable	—	11,067,640	—
Custodian, sub-administration and transfer agent fees payable	57,095	126,235	43,195
Custodian fees payable	3,443	189,470	4,430
Trustees’ fees and expenses payable	218	504	168
Registration and filing fees payable	76,850	104,782	28,169
Professional fees payable	51,418	47,071	47,314
Printing and postage fees payable	28,724	57,720	19,584
Accrued expenses and other liabilities	892	59,949	84,428
TOTAL LIABILITIES	229,746,458	228,454,006	234,296,502
NET ASSETS	$2,810,208,649	$6,615,357,314	$2,253,654,892
NET ASSETS CONSIST OF:
Paid-in capital	$3,080,802,080	$6,105,776,720	$2,060,439,869
Total distributable earnings (loss)**	(270,593,431)	509,580,594	193,215,023
NET ASSETS	$2,810,208,649	$6,615,357,314	$2,253,654,892
NET ASSET VALUE PER SHARE
Net asset value per share	$ 89.54	$ 112.69	$ 284.07
Shares of beneficial interest	31,385,912	58,703,722	7,933,413
Net Assets	$2,810,208,649	$6,615,357,314	$2,253,654,892
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,998,418,542	$5,703,813,028	$1,943,521,622
Investments in affiliated issuers	162,412,986	331,545,728	156,455,844
Total cost of investments	$3,160,831,528	$6,035,358,756	$2,099,977,466
Foreign currency, at cost	$ —	$ 42,330,750	$ —
* Includes investments in securities on loan, at value	$ 132,131,747	$ 232,083,394	$ 239,406,649
** Includes deferred foreign taxes	$ —	$ 11,067,640	$ —
See accompanying notes to financial statements.
201

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ 57,359
Dividend income — unaffiliated issuers	75,892,585	183,427,636	26,049,009
Dividend income — affiliated issuers	3,077,730	9,026,721	1,030,486
Unaffiliated securities lending income	32,522	993,163	207,465
Affiliated securities lending income	357,861	1,350,547	2,281,686
Foreign taxes withheld	(1,423)	(18,553,274)	(35,069)
TOTAL INVESTMENT INCOME (LOSS)	79,359,275	176,244,793	29,590,936
EXPENSES
Custodian, sub-administration and transfer agent fees	303,544	714,881	243,195
Custodian fees	19,129	1,400,375	23,431
Trustees’ fees and expenses	43,361	74,184	38,917
Registration and filing fees	85,388	110,023	25,962
Professional fees and expenses	59,953	128,123	50,793
Insurance expense	7,627	17,445	5,852
Miscellaneous expenses	25,128	125,976	128,350
TOTAL EXPENSES	544,130	2,571,007	516,500
Expenses waived/reimbursed by the Adviser	(65,595)	—	—
NET EXPENSES	478,535	2,571,007	516,500
NET INVESTMENT INCOME (LOSS)	$ 78,880,740	$173,673,786	$ 29,074,436
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(10,750,288)	(33,376,402)	(6,606,306)
Investments — affiliated issuers	13,914	—	3,424
Foreign currency transactions	—	(2,308,223)	—
Futures contracts	—	(297,624)	954,021
Net realized gain (loss)	(10,736,374)	(35,982,249)	(5,648,861)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	67,794,352	682,146,365	429,059,430
Investments — affiliated issuers	(3,703)	—	2,301
Foreign currency translations	—	510,623	—
Futures contracts	—	9,042,154	1,304,212
Net change in unrealized appreciation/depreciation	67,790,649	691,699,142	430,365,943
NET REALIZED AND UNREALIZED GAIN (LOSS)	57,054,275	655,716,893	424,717,082
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$135,935,015	$829,390,679	$453,791,518
* Includes foreign capital gain taxes	$ —	$ (57,863)	$ —
** Includes foreign deferred taxes	$ —	$ (11,067,640)	$ —
See accompanying notes to financial statements.
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,880,740	$ 44,700,798	$ 173,673,786	$ 140,228,511	$ 29,074,436	$ 22,485,253
Net realized gain (loss)	(10,736,374)	(27,115,678)	(35,982,249)	(76,487,143)	(5,648,861)	(49,679,351)
Net change in unrealized appreciation/depreciation	67,790,649	(308,970,846)	691,699,142	(876,223,420)	430,365,943	(429,121,842)
Net increase (decrease) in net assets resulting from operations	135,935,015	(291,385,726)	829,390,679	(812,482,052)	453,791,518	(456,315,940)
Distributions to shareholders	(79,472,889)	(47,914,573)	(188,619,729)	(116,226,421)	(35,894,981)	(35,551,094)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	742,192,694	657,878,051	1,377,845,166	1,562,335,397	411,882,017	607,206,439
Reinvestment of distributions	79,472,889	47,914,573	188,619,729	116,226,421	35,894,981	35,551,094
Cost of shares redeemed	(141,209,961)	(392,637,523)	(418,989,963)	(695,470,509)	(241,215,087)	(137,823,163)
Other capital	366	—	44,485	(14,401)	707	—
Net increase (decrease) in net assets from capital transactions	680,455,988	313,155,101	1,147,519,417	983,076,908	206,562,618	504,934,370
Net increase (decrease) in net assets during the period	736,918,114	(26,145,198)	1,788,290,367	54,368,435	624,459,155	13,067,336
Net assets at beginning of period	2,073,290,535	2,099,435,733	4,827,066,947	4,772,698,512	1,629,195,737	1,616,128,401
NET ASSETS AT END OF PERIOD	$2,810,208,649	$2,073,290,535	$6,615,357,314	$4,827,066,947	$2,253,654,892	$1,629,195,737
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,408,433	7,095,688	12,773,486	14,954,316	1,646,197	2,371,528
Reinvestment of distributions	908,015	521,346	1,707,893	1,162,846	126,569	155,313
Shares redeemed	(1,610,408)	(4,237,800)	(3,874,157)	(6,852,120)	(907,797)	(567,663)
Net increase (decrease) from share transactions	7,706,040	3,379,234	10,607,222	9,265,042	864,969	1,959,178
See accompanying notes to financial statements.
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 87.55	$ 103.42	$ 107.23	$ 102.60	$ 97.10
Income (loss) from investment operations:
Net investment income (loss) (b)	2.85	2.05	1.61	0.65	2.80
Net realized and unrealized gain (loss)	1.97	(15.74)	(3.46)	7.25	5.70
Total from investment operations	4.82	(13.69)	(1.85)	7.90	8.50
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.83)	(2.18)	(1.96)	(2.67)	(3.00)
Net realized gains	—	—	—	(0.60)	—
Total distributions	(2.83)	(2.18)	(1.96)	(3.27)	(3.00)
Net asset value, end of period	$ 89.54	$ 87.55	$ 103.42	$ 107.23	$ 102.60
Total return (d)	5.61%	(13.30)%	(1.72)%	7.86%(e)	8.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,810,209	$2,073,291	$2,099,436	$1,415,008	$1,033,578
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.03%	0.04%
Net expenses	0.02%	0.02%	0.01%	0.03%	0.03%
Net investment income (loss)	3.25%	2.21%	1.55%	2.20%	2.76%
Portfolio turnover rate	14%(f)	21%(f)	21%(f)	37%(f)	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
204

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 100.36	$ 122.91	$ 116.43	$ 106.60	$ 90.20
Income (loss) from investment operations:
Net investment income (loss) (b)	3.27	3.16	3.09	2.28	3.20
Net realized and unrealized gain (loss)	12.40	(23.35)	6.56	9.49	16.40
Total from investment operations	15.67	(20.19)	9.65	11.77	19.60
Other capital	0.00(c)	(0.00)(c)	—	(0.00)(c)	—
Distributions to shareholders from:
Net investment income	(3.34)	(2.36)	(3.17)	(1.94)	(3.20)
Net asset value, end of period	$ 112.69	$ 100.36	$ 122.91	$ 116.43	$ 106.60
Total return (d)	15.68%	(16.43)%	8.37%	11.07%	21.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,615,357	$4,827,067	$4,772,699	$3,270,962	$2,097,299
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Net expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	3.04%	3.01%	2.48%	2.29%	3.19%
Portfolio turnover rate	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
205

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 230.49	$ 316.31	$ 327.73	$ 254.60	$ 206.20
Income (loss) from investment operations:
Net investment income (loss) (b)	3.77	3.73	3.50	3.01	3.60
Net realized and unrealized gain (loss)	54.23	(84.22)	36.64	79.67	54.20
Total from investment operations	58.00	(80.49)	40.14	82.68	57.80
Other capital	0.00(c)	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(3.68)	(3.23)	(3.47)	(2.90)	(3.40)
Net realized gains	(0.74)	(2.10)	(48.09)	(6.65)	(6.00)
Total distributions	(4.42)	(5.33)	(51.56)	(9.55)	(9.40)
Net asset value, end of period	$ 284.07	$ 230.49	$ 316.31	$ 327.73	$ 254.60
Total return (d)	25.18%	(25.44)%	12.50%	32.46%	27.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,253,655	$1,629,196	$1,616,128	$1,065,859	$749,202
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.02%	0.03%	0.05%
Net expenses	0.03%	0.03%	0.02%	0.03%	0.03%
Net investment income (loss)	1.49%	1.46%	0.96%	1.19%	1.48%
Portfolio turnover rate	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
206

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2023
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	29.08%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	22.24%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	23.63%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
207

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures
208

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Portfolio’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
209

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio
210

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity Ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$8,967,581	$—	$8,967,581
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,299,690	—	1,299,690
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(297,624)	$—	$(297,624)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	954,021	—	954,021
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$9,042,154	$—	$9,042,154
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,304,212	—	1,304,212
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity Ex- U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Board.
For the period ended December 31, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2023 are disclosed in the Schedules of Investments.
SSGA FM and State Street combined to make voluntary contributions to the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund during the fiscal year ended December 31, 2022 in the amounts of $378,243 and $230,431, respectively, related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$746,496,423	$251,085,201	$268,950,931	$ 76,862,478
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	984,845,172	70,976,408
State Street Small/Mid Cap Equity Index Portfolio	—	—	676,624,336	465,592,691
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, partnership basis adjustments, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Aggregate Bond Index Fund	$ 23,969,826	$ —	$ —	$ 23,969,826
State Street Global All Cap Equity ex- U.S. Index Fund	41,680,459	779,841	—	42,460,300
State Street Small/Mid Cap Equity Index Fund	7,442,298	5,287,678	423,056	13,153,032
State Street Aggregate Bond Index Portfolio	79,472,889	—	—	79,472,889
State Street Global All Cap Equity ex- U.S. Index Portfolio	188,619,729	—	—	188,619,729
State Street Small/Mid Cap Equity Index Portfolio	32,612,537	3,282,444	—	35,894,981
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 14,250,513	$ 61,346	$ 14,311,859
State Street Global All Cap Equity ex- U.S. Index Fund	26,170,994	5,599,486	31,770,480
State Street Small/Mid Cap Equity Index Fund	5,271,685	48,113,445	53,385,130
State Street Aggregate Bond Index Portfolio	47,914,573	—	47,914,573
State Street Global All Cap Equity ex- U.S. Index Portfolio	116,226,421	—	116,226,421
State Street Small/Mid Cap Equity Index Portfolio	23,652,749	11,898,345	35,551,094
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Aggregate Bond Index Fund	$ 207,179	$ —	$ —	$ (96,144,290)	$ (95,937,111)
State Street Global All Cap Equity ex- U.S. Index Fund	306,395	—	7,509,107	23,383,224	31,198,726
State Street Small/Mid Cap Equity Index Fund	—	—	—	(28,971,801)	(28,971,801)
State Street Aggregate Bond Index Portfolio	956,240	(45,809,481)	—	(225,740,190)	(270,593,431)
State Street Global All Cap Equity ex- U.S. Index Portfolio	14,292,772	(118,154,524)	—	613,442,346	509,580,594
State Street Small/Mid Cap Equity Index Portfolio	11,003,555	—	35,910,994	146,300,474	193,215,023
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

As of December 31, 2023, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Portfolio	$22,398,983	$23,410,498
State Street Global All Cap Equity ex- U.S. Index Portfolio	26,111,131	92,043,393
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 913,288,102	$ —	$ 96,144,290	$ (96,144,290)
State Street Global All Cap Equity ex- U.S. Index Fund	1,447,866,418	23,383,224	—	23,383,224
State Street Small/Mid Cap Equity Index Fund	561,443,103	—	28,971,801	(28,971,801)
State Street Aggregate Bond Index Portfolio	3,161,828,494	15,878,860	241,619,050	(225,740,190)
State Street Global All Cap Equity ex- U.S. Index Portfolio	6,102,370,943	1,191,280,790	567,181,483	624,099,307
State Street Small/Mid Cap Equity Index Portfolio	2,242,744,152	378,881,852	232,581,378	146,300,474
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 132,131,747	$ 111,292,245	$ 23,784,475	$ 135,076,720
State Street Global All Cap Equity ex- U.S. Index Portfolio	232,083,394	152,581,117	92,060,350	244,641,467
State Street Small/Mid Cap Equity Index Portfolio	239,406,649	137,781,840	113,676,687	251,458,527
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$ 36,591,530	$—	$—	$—	$ 36,591,530	$ 36,591,530
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	12,583,621	—	—	—	12,583,621	12,583,621
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	1,122,468	—	—	—	1,122,468	1,122,468
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	60,994,626	—	—	—	60,994,626	60,994,626
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Common Stocks	152,580,728	—	—	—	152,580,728	152,580,728
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Warrants	389	—	—	—	389	389
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	137,781,840	—	—	—	137,781,840	137,781,840
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of  $1.275 billion prior to October 5, 2023)  revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of December 31, 2023.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”) and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.45%	$1,030.20	$2.30(a)	$1,022.90	$2.29(a)
Class I	0.20	1,031.50	1.02(a)	1,024.20	1.02(a)
Class K	0.00(b)	1,032.50	0.00(a),(b)	1,025.20	0.00(a),(b)
State Street Global All Cap Equity Ex- U.S. Index Fund
Class A	0.47	1,053.30	2.43(a)	1,022.80	2.40(a)
Class I	0.06	1,055.60	0.31(a)	1,024.90	0.31(a)
Class K	0.02	1,055.70	0.10(a)	1,025.10	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.46	1,107.60	2.44(a)	1,022.90	2.35(a)
Class I	0.21	1,109.10	1.12(a)	1,024.10	1.07(a)
Class K	0.01	1,110.10	0.05(a)	1,025.20	0.05(a)
State Street Aggregate Bond Index Portfolio	0.02	1,032.50	0.10(c)	1,025.10	0.10(c)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.05	1,055.80	0.26(c)	1,025.00	0.26(c)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,110.20	0.16(c)	1,025.10	0.15(c)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Amount is less than $0.005.
(c)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 779,841
State Street Small/Mid Cap Equity Index Fund	5,287,678
State Street Small/Mid Cap Equity Index Portfolio	3,282,444
Foreign Tax Credit
The Funds have made an election under the Internal Revenue  Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 3,043,996
State Street Global All Cap Equity ex- U.S. Index Portfolio	13,629,204
The amount of foreign source income earned on the following Fund and Portfolio during the year ended December 31, 2023 was as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$ 39,375,855
State Street Global All Cap Equity ex- U.S. Index Portfolio	181,296,606
220

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’  Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request,by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds and Portfolios voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' and Portfolios' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ and Portfolios' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
221

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
222

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

223

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
224

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' and Portfolios' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

225

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
  SSIITCOREAR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 9.47%, and the Index was 9.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund generated positive returns for three out of the four quarters in 2023. Global equity markets proved to be resilient in the first quarter of 2023. Emerging Markets (the “EM”) equities had a positive first quarter in 2023. Czech Republic, Mexico and Greece were among the best MSCI Emerging Markets countries. China doing away with its Zero-COVID-19 policy led to a strong rebound in its economy since January, while inflation remained surprisingly low, allowing the People’s Bank of China to maintain an easy monetary policy. Risk assets rallied in the second quarter, however EM equities returned just around 1% during the quarter. Energy and Financials were the best performing sectors. Hungary was the best-performing country, followed by Poland. Greece outperformed, also, as the ruling New Democracy party won a second term in office in May, indicating a continuation of market friendly policies. Korea and Taiwan outperformance was led by technology names on optimism about AI growth. Peru, Saudi Arabia, Mexico, the United Arab Emirates, India and Columbia were the other economies that delivered positive returns. EM stocks were held back by the underperformance in China. South Africa was one of the worst performers as crippling power cuts, volatile commodity prices and a challenging external environment continued to weaken the country’s growth performance. Turkey was another laggard as President Recep Tayyip Erdogan won the re-election in May, extending his two-decade rule. Risk assets ended the third quarter down amid higher interest rates and risk of financial instability in China, and the country continued to be a laggard, with debt concerns around the domestic real estate sector spooking investors. Turkey, Egypt, and India all outperformed broader EM, while Poland, Chile, and South Africa underperformed. The crippling power cuts that plagued South Africa in the second quarter continued through the third quarter, dragging down local markets. While Turkey had a forgettable second quarter from President Recep Tayyip Erdogan’s re-election, the fact that central bank hiked rates lent confidence to investors, driving the stellar returns in stocks. EM had a weak start to the quarter but quickly caught up. Improved inflation outlook and rate cut optimism helped shore up sentiment in the region. Latin Americas led EM performance primarily due to improved economic outlook from Brazil. Korea and Taiwan rallied on tech performance. The South African market was up as well as the power crisis in the country eased over the summer. China continued to be a drag on EM performance, where the NBS manufacturing PMI declined 0.4 points to 49.0 in December, dragged by new orders that declined 0.7 points.
The Fund used equity index futures in order to manage liquidity, minimize transaction costs, and equitize cash and receivables during the Reporting Period. The Fund’s use of equity index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Taiwan Semiconductor Manufacturing Co. Ltd., Samsung Electronics Co. Ltd. and PDD Holdings Inc. Sponsored ADR Class A. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Meituan Class B, JD.com, Inc. Class A and Alibaba Group Holding Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Average Annual Total Return Inception Date* to December 31, 2023
State Street Emerging Markets Equity Index Fund Class K	9.47%	3.45%	5.49%
MSCI Emerging Markets Index (1)	9.83%	3.68%	5.81%
*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Common Stocks	97.2%
Warrants	2.5
Rights	0.0 *
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 97.2%
BRAZIL — 5.7%
Ambev SA	395,685	$ 1,118,403
Atacadao SA	49,800	127,637
B3 SA - Brasil Bolsa Balcao	483,376	1,447,859
Banco Bradesco SA	132,323	416,233
Banco Bradesco SA Preference Shares	441,443	1,553,084
Banco BTG Pactual SA	97,648	756,040
Banco BTG Pactual SA Preference Shares	8	16
Banco do Brasil SA	71,198	811,853
Banco Santander Brasil SA	31,900	212,115
BB Seguridade Participacoes SA	58,037	402,039
CCR SA	86,269	251,831
Centrais Eletricas Brasileiras SA	101,357	885,330
Centrais Eletricas Brasileiras SA Class B, Preference Shares	21,700	209,870
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,300	439,100
Cia Energetica de Minas Gerais Preference Shares	113,660	268,614
Cia Siderurgica Nacional SA	56,300	227,861
Companhia Paranaense de Energia Class B, Preference Shares	80,700	172,112
Cosan SA	100,900	402,138
CPFL Energia SA	19,700	156,177
Energisa SA	17,400	192,820
Eneva SA (a)	74,300	208,173
Engie Brasil Energia SA	17,287	161,318
Equatorial Energia SA	85,196	626,482
Gerdau SA Preference Shares	95,965	469,394
Hapvida Participacoes e Investimentos SA (a) (b)	402,363	368,601
Hypera SA	32,500	239,187
Itau Unibanco Holding SA Preference Shares	403,361	2,820,770
Itausa SA Preference Shares	453,390	967,897
Klabin SA	62,007	283,637
Localiza Rent a Car SA	75,309	986,012
Lojas Renner SA	78,755	282,426
Magazine Luiza SA (a)	261,476	116,269
Natura & Co. Holding SA (a)	77,690	270,130
Petroleo Brasileiro SA	309,714	2,485,312
Petroleo Brasileiro SA Preference Shares	396,398	3,038,921
PRIO SA	66,000	625,679
Raia Drogasil SA	107,500	650,630
Rede D'Or Sao Luiz SA (b)	46,700	276,493
Rumo SA	108,000	510,252
Sendas Distribuidora SA	110,900	308,893
Suzano SA	65,724	752,682
Security Description	Shares	Value
Telefonica Brasil SA	34,355	$ 377,950
TIM SA	73,000	269,452
TOTVS SA	42,893	297,485
Ultrapar Participacoes SA	59,364	323,975
Vale SA	283,628	4,507,593
Vibra Energia SA	96,600	452,614
WEG SA	140,460	1,067,272
		33,796,631
CHILE — 0.5%
Banco de Chile	3,774,222	447,270
Banco de Credito e Inversiones SA	6,505	177,656
Banco Santander Chile	5,384,678	265,138
Cencosud SA	106,406	201,655
Cia Sud Americana de Vapores SA	1,359,500	84,221
Empresas CMPC SA	96,713	188,269
Empresas Copec SA	33,665	247,104
Enel Americas SA (a)	1,852,638	206,842
Enel Chile SA	2,430,866	158,637
Falabella SA (a)	70,899	178,610
Latam Airlines Group SA (a)	15,359,948	167,972
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,815	712,322
		3,035,696
CHINA — 23.9%
360 Security Technology, Inc. Class A (a)	15,100	19,107
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	9,246
3SBio, Inc. (b)	160,800	154,858
AAC Technologies Holdings, Inc. (c)	61,000	181,237
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,017	21,938
AECC Aero-Engine Control Co. Ltd. Class A	3,700	10,340
AECC Aviation Power Co. Ltd. Class A	7,100	37,272
Agricultural Bank of China Ltd. Class A	166,700	85,216
Agricultural Bank of China Ltd. Class H	2,316,500	892,953
Aier Eye Hospital Group Co. Ltd. Class A	21,436	47,625
Air China Ltd. Class A (a)	26,500	27,317
Air China Ltd. Class H (a)	166,000	105,018
Airtac International Group	11,650	383,392
Akeso, Inc. (a) (b) (c)	43,000	255,515
Alibaba Group Holding Ltd.	1,357,156	13,139,571
Alibaba Health Information Technology Ltd. (a) (c)	440,500	239,189

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class A	29,300	$ 23,208
Aluminum Corp. of China Ltd. Class H	336,000	167,816
Angel Yeast Co. Ltd. Class A	3,300	16,304
Anhui Conch Cement Co. Ltd. Class A	8,900	28,198
Anhui Conch Cement Co. Ltd. Class H	106,500	246,046
Anhui Gujing Distillery Co. Ltd. Class A	800	26,155
Anhui Gujing Distillery Co. Ltd. Class B	8,900	135,405
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,560	4,761
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	9,543
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	10,241
Anjoy Foods Group Co. Ltd. Class A	800	11,753
ANTA Sports Products Ltd.	107,000	1,037,997
Apeloa Pharmaceutical Co. Ltd. Class A	3,800	8,213
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	13,696
Autohome, Inc. ADR	5,800	162,748
Avary Holding Shenzhen Co. Ltd. Class A	5,400	16,927
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	4,542
AviChina Industry & Technology Co. Ltd. Class H	218,000	93,526
Avicopter PLC Class A	2,300	12,445
Baidu, Inc. Class A (a)	187,750	2,791,527
Bank of Beijing Co. Ltd. Class A	38,340	24,391
Bank of Changsha Co. Ltd. Class A	4,200	4,023
Bank of Chengdu Co. Ltd. Class A	6,200	9,804
Bank of China Ltd. Class A	76,900	43,091
Bank of China Ltd. Class H	6,611,000	2,522,975
Bank of Communications Co. Ltd. Class A	74,512	60,065
Bank of Communications Co. Ltd. Class H	726,000	452,788
Bank of Hangzhou Co. Ltd. Class A	14,000	19,681
Bank of Jiangsu Co. Ltd. Class A	43,336	40,715
Bank of Nanjing Co. Ltd. Class A	22,440	23,257
Bank of Ningbo Co. Ltd. Class A	12,200	34,455
Bank of Shanghai Co. Ltd. Class A	22,608	18,955
Security Description	Shares	Value
Baoshan Iron & Steel Co. Ltd. Class A	49,700	$ 41,390
BeiGene Ltd. (a)	57,700	813,566
Beijing Dabeinong Technology Group Co. Ltd. Class A	6,000	5,022
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	5,901
Beijing Enlight Media Co. Ltd. Class A	12,900	14,765
Beijing Enterprises Holdings Ltd.	40,500	140,817
Beijing Enterprises Water Group Ltd.	374,000	83,339
Beijing Kingsoft Office Software, Inc. Class A	1,002	44,495
Beijing New Building Materials PLC Class A	2,800	9,186
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	7,820
Beijing Roborock Technology Co. Ltd. Class A	299	11,881
Beijing Shiji Information Technology Co. Ltd. Class A	10,192	13,941
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,800	16,512
Beijing Tongrentang Co. Ltd. Class A	3,400	25,641
Beijing United Information Technology Co. Ltd. Class A	1,828	5,650
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	18,834
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	82,300	56,865
Bethel Automotive Safety Systems Co. Ltd. Class A	900	8,759
Betta Pharmaceuticals Co. Ltd. Class A	1,600	11,583
BGI Genomics Co. Ltd. Class A	1,600	10,786
Bilibili, Inc. Class Z (a) (c)	17,200	206,174
Bloomage Biotechnology Corp. Ltd. Class A	1,241	11,665
BOC Aviation Ltd. (b) (c)	16,700	127,679
BOC International China Co. Ltd. Class A	5,900	8,526
BOE Technology Group Co. Ltd. Class A	79,600	43,597
Bosideng International Holdings Ltd.	332,000	149,236
Brilliance China Automotive Holdings Ltd.	256,000	142,613
BYD Co. Ltd. Class A	4,100	114,007
BYD Co. Ltd. Class H	87,000	2,388,766
BYD Electronic International Co. Ltd.	64,500	302,322
By-health Co. Ltd. Class A	6,300	15,067

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
C&D International Investment Group Ltd.	64,404	$ 137,245
Caitong Securities Co. Ltd. Class A	16,900	18,418
Cambricon Technologies Corp. Ltd. Class A (a)	949	17,987
Canmax Technologies Co. Ltd. Class A	1,430	5,091
CECEP Solar Energy Co. Ltd. Class A	16,300	12,773
CECEP Wind-Power Corp. Class A	15,970	6,728
CETC Cyberspace Security Technology Co. Ltd. Class A	1,100	3,470
CGN Power Co. Ltd. Class H (b)	885,700	231,391
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	800	16,381
Changjiang Securities Co. Ltd. Class A	19,700	14,884
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,100	20,254
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	15,303
Chengxin Lithium Group Co. Ltd. Class A	1,700	5,431
China Baoan Group Co. Ltd. Class A	10,000	16,487
China Cinda Asset Management Co. Ltd. Class H	792,481	79,161
China CITIC Bank Corp. Ltd. Class H	739,000	348,275
China Coal Energy Co. Ltd. Class H	166,000	150,937
China Communications Services Corp. Ltd. Class H	204,000	84,646
China Construction Bank Corp. Class A	19,900	18,194
China Construction Bank Corp. Class H	8,011,500	4,770,857
China CSSC Holdings Ltd. Class A	8,500	35,143
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	21,251
China Energy Engineering Corp. Ltd. Class A	65,100	19,199
China Everbright Bank Co. Ltd. Class A	92,500	37,672
China Everbright Bank Co. Ltd. Class H	244,000	72,495
China Everbright Environment Group Ltd.	310,222	100,910
China Feihe Ltd. (b)	295,000	161,317
China Galaxy Securities Co. Ltd. Class A	14,200	24,030
Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	298,000	$ 157,614
China Gas Holdings Ltd.	232,600	229,664
China Great Wall Securities Co. Ltd. Class A	8,300	9,325
China Greatwall Technology Group Co. Ltd. Class A	3,600	5,116
China Hongqiao Group Ltd. (c)	202,000	165,303
China International Capital Corp. Ltd. Class A	4,400	23,512
China International Capital Corp. Ltd. Class H (b)	130,400	191,378
China Jushi Co. Ltd. Class A	12,829	17,710
China Life Insurance Co. Ltd. Class A	6,400	25,481
China Life Insurance Co. Ltd. Class H	622,000	806,121
China Literature Ltd. (a) (b)	32,200	119,793
China Longyuan Power Group Corp. Ltd. Class H	289,000	219,103
China Medical System Holdings Ltd.	115,000	203,828
China Mengniu Dairy Co. Ltd.	260,000	699,234
China Merchants Bank Co. Ltd. Class A	42,700	166,828
China Merchants Bank Co. Ltd. Class H	327,500	1,140,801
China Merchants Energy Shipping Co. Ltd. Class A	20,000	16,515
China Merchants Port Holdings Co. Ltd.	119,455	162,770
China Merchants Securities Co. Ltd. Class A	19,650	37,641
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	25,445
China Minsheng Banking Corp. Ltd. Class A	79,800	41,914
China Minsheng Banking Corp. Ltd. Class H (c)	564,200	191,473
China National Building Material Co. Ltd. Class H	334,000	142,864
China National Chemical Engineering Co. Ltd. Class A	21,200	18,935
China National Nuclear Power Co. Ltd. Class A	45,400	47,819
China National Software & Service Co. Ltd. Class A	2,000	10,185
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	24,173
China Oilfield Services Ltd. Class H	154,000	157,381
China Overseas Land & Investment Ltd.	319,000	562,133
China Overseas Property Holdings Ltd.	120,000	90,055

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
China Pacific Insurance Group Co. Ltd. Class A	16,800	$ 56,105
China Pacific Insurance Group Co. Ltd. Class H	218,800	441,604
China Petroleum & Chemical Corp. Class A	74,100	58,068
China Petroleum & Chemical Corp. Class H	2,076,000	1,087,377
China Power International Development Ltd. (c)	420,000	154,369
China Railway Group Ltd. Class A	33,400	26,643
China Railway Group Ltd. Class H	363,000	161,777
China Railway Signal & Communication Corp. Ltd. Class A	7,185	4,420
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,720
China Resources Beer Holdings Co. Ltd.	137,333	601,493
China Resources Gas Group Ltd.	80,000	262,277
China Resources Land Ltd.	268,000	960,998
China Resources Microelectronics Ltd. Class A	2,921	18,333
China Resources Mixc Lifestyle Services Ltd. (b)	59,200	211,143
China Resources Pharmaceutical Group Ltd. (b)	143,000	93,947
China Resources Power Holdings Co. Ltd.	158,000	316,463
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,900	13,270
China Ruyi Holdings Ltd. (a) (c)	460,000	101,914
China Shenhua Energy Co. Ltd. Class A	13,500	59,437
China Shenhua Energy Co. Ltd. Class H	282,500	967,769
China Southern Airlines Co. Ltd. Class A (a)	30,700	24,834
China Southern Airlines Co. Ltd. Class H (a) (c)	178,000	75,453
China State Construction Engineering Corp. Ltd. Class A	91,500	61,809
China State Construction International Holdings Ltd.	174,000	201,218
China Taiping Insurance Holdings Co. Ltd.	129,200	111,189
China Three Gorges Renewables Group Co. Ltd. Class A	64,600	39,646
China Tourism Group Duty Free Corp. Ltd. Class A	4,900	57,591
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	7,100	69,695
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (b)	3,676,000	$ 386,028
China Traditional Chinese Medicine Holdings Co. Ltd.	254,000	127,837
China United Network Communications Ltd. Class A	56,500	34,754
China Vanke Co. Ltd. Class A	23,400	34,374
China Vanke Co. Ltd. Class H	192,700	178,176
China Yangtze Power Co. Ltd. Class A	50,205	164,563
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	9,081
China Zheshang Bank Co. Ltd. Class A	45,110	15,965
Chinasoft International Ltd.	228,000	174,901
Chongqing Brewery Co. Ltd. Class A	900	8,399
Chongqing Changan Automobile Co. Ltd. Class A	15,594	36,857
Chongqing Rural Commercial Bank Co. Ltd. Class A	28,400	16,273
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,250	45,056
Chow Tai Fook Jewellery Group Ltd.	173,000	257,443
CITIC Ltd.	483,000	482,471
CITIC Securities Co. Ltd. Class A	26,930	77,039
CITIC Securities Co. Ltd. Class H	150,225	306,662
CMOC Group Ltd. Class A	45,300	33,081
CMOC Group Ltd. Class H	324,000	177,175
CNGR Advanced Material Co. Ltd. Class A	800	5,520
CNPC Capital Co. Ltd. Class A	14,400	10,920
Contemporary Amperex Technology Co. Ltd. Class A	9,080	208,185
COSCO SHIPPING Development Co. Ltd. Class A	45,600	14,985
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	10,829
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	118,000	111,373
COSCO SHIPPING Holdings Co. Ltd. Class A	28,700	38,613
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	258,474	259,846
COSCO SHIPPING Ports Ltd.	116,508	84,152
Country Garden Holdings Co. Ltd. (a) (c)	1,143,193	114,194
Country Garden Services Holdings Co. Ltd. (c)	174,000	150,412
CRRC Corp. Ltd. Class A	46,700	34,497

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
CRRC Corp. Ltd. Class H	361,000	$ 159,036
CSC Financial Co. Ltd. Class A	11,500	38,212
CSPC Pharmaceutical Group Ltd.	738,240	686,379
Daqin Railway Co. Ltd. Class A	33,200	33,617
Daqo New Energy Corp. ADR (a)	4,900	130,340
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,801	13,292
DHC Software Co. Ltd. Class A	4,400	3,813
Do-Fluoride New Materials Co. Ltd. Class A	1,540	3,292
Dong-E-E-Jiao Co. Ltd. Class A	2,700	18,701
Dongfang Electric Corp. Ltd. Class A	5,600	11,498
Dongfeng Motor Group Co. Ltd. Class H	220,000	109,598
Dongxing Securities Co. Ltd. Class A	11,600	13,407
East Buy Holding Ltd. (a) (b) (c)	37,000	131,727
East Money Information Co. Ltd. Class A	31,079	61,280
Eastroc Beverage Group Co. Ltd. Class A	600	15,379
Ecovacs Robotics Co. Ltd. Class A	1,000	5,820
ENN Energy Holdings Ltd.	65,700	483,797
ENN Natural Gas Co. Ltd. Class A	4,000	9,449
Eoptolink Technology, Inc.Ltd. Class A	1,600	11,082
Eve Energy Co. Ltd. Class A	4,981	29,520
Everbright Securities Co. Ltd. Class A	7,899	17,106
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	9,002
Fangda Carbon New Material Co. Ltd. Class A (a)	17,360	12,775
Far East Horizon Ltd. (c)	109,000	85,709
FAW Jiefang Group Co. Ltd. Class A (a)	2,600	3,104
First Capital Securities Co. Ltd. Class A	14,100	11,505
Flat Glass Group Co. Ltd. Class A	3,400	12,749
Flat Glass Group Co. Ltd. Class H (c)	40,000	67,516
Focus Media Information Technology Co. Ltd. Class A	37,600	33,372
Foshan Haitian Flavouring & Food Co. Ltd. Class A	11,394	60,726
Fosun International Ltd.	193,500	113,743
Founder Securities Co. Ltd. Class A	18,800	21,280
Foxconn Industrial Internet Co. Ltd. Class A	25,200	53,510
Fujian Sunner Development Co. Ltd. Class A	4,100	9,892
Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	5,000	$ 26,255
Fuyao Glass Industry Group Co. Ltd. Class H (b)	52,056	253,328
Ganfeng Lithium Group Co. Ltd. Class A	4,620	27,770
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	33,999	128,445
G-bits Network Technology Xiamen Co. Ltd. Class A	300	10,327
GCL Technology Holdings Ltd.	1,760,000	279,489
GD Power Development Co. Ltd. Class A	49,800	29,094
GDS Holdings Ltd. ADR (a) (c)	15	137
GDS Holdings Ltd. Class A (a)	79,400	92,125
Geely Automobile Holdings Ltd.	503,000	553,338
GEM Co. Ltd. Class A	16,700	12,805
Gemdale Corp. Class A	7,600	4,654
Genscript Biotech Corp. (a)	100,000	254,337
GF Securities Co. Ltd. Class A	15,700	31,508
GF Securities Co. Ltd. Class H	87,000	104,063
GigaDevice Semiconductor, Inc. Class A	2,092	27,144
Ginlong Technologies Co. Ltd. Class A	950	9,326
GoerTek, Inc. Class A	10,600	31,276
Goldwind Science & Technology Co. Ltd. Class A	7,100	7,977
Gongniu Group Co. Ltd. Class A	1,000	13,433
Gotion High-tech Co. Ltd. Class A (a)	6,100	18,418
Great Wall Motor Co. Ltd. Class A	6,400	22,668
Great Wall Motor Co. Ltd. Class H (c)	198,000	257,118
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	33,884
Greenland Holdings Corp. Ltd. Class A (a)	26,700	8,624
Greentown China Holdings Ltd. (c)	81,500	82,976
GRG Banking Equipment Co. Ltd. Class A	2,300	3,960
Guangdong Haid Group Co. Ltd. Class A	2,500	15,768
Guangdong Investment Ltd.	250,000	181,852
Guanghui Energy Co. Ltd. Class A	13,500	13,537
Guangzhou Automobile Group Co. Ltd. Class A	17,300	21,259
Guangzhou Automobile Group Co. Ltd. Class H	234,800	109,153
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	9,238

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	$ 16,603
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	14,938
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	14,138
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	19,090
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	12,897
Guolian Securities Co. Ltd. Class A (a)	7,800	11,874
Guosen Securities Co. Ltd. Class A	20,600	24,706
Guotai Junan Securities Co. Ltd. Class A	15,700	32,808
Guoyuan Securities Co. Ltd. Class A	18,720	17,956
H World Group Ltd. ADR	17,100	571,824
Haidilao International Holding Ltd. (b)	136,000	253,240
Haier Smart Home Co. Ltd. Class A	13,400	39,519
Haier Smart Home Co. Ltd. Class H	200,600	566,460
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	18,951
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	13,510
Haitian International Holdings Ltd.	56,000	138,556
Haitong Securities Co. Ltd. Class A	16,400	21,581
Haitong Securities Co. Ltd. Class H	231,600	123,681
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	7,100	7,249
Hangzhou First Applied Material Co. Ltd. Class A	3,735	12,730
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	9,845
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	3,059
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	10,260
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,632
Hansoh Pharmaceutical Group Co. Ltd. (b)	102,000	205,867
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	8,659
Heilongjiang Agriculture Co. Ltd. Class A	7,600	12,776
Henan Shenhuo Coal & Power Co. Ltd. Class A	8,800	20,762
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	$ 31,123
Hengan International Group Co. Ltd.	55,000	204,615
Hengli Petrochemical Co. Ltd. Class A (a)	14,400	26,634
Hengtong Optic-electric Co. Ltd. Class A	4,300	7,210
Hengyi Petrochemical Co. Ltd. Class A (a)	16,510	15,581
Hesteel Co. Ltd. Class A	42,500	12,713
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	22,030
Hongfa Technology Co. Ltd. Class A	140	543
Horizon Construction Development Ltd. (a)	4,037	2,373
Hoshine Silicon Industry Co. Ltd. Class A	900	6,446
Hoyuan Green Energy Co. Ltd. Class A	1,760	8,226
Hua Hong Semiconductor Ltd. (a) (b)	50,800	122,827
Huadian Power International Corp. Ltd. Class A	27,200	19,634
Huadong Medicine Co. Ltd. Class A	4,060	23,640
Huafon Chemical Co. Ltd. Class A	14,900	14,041
Huagong Tech Co. Ltd. Class A	2,300	9,613
Huaibei Mining Holdings Co. Ltd. Class A	3,000	7,006
Hualan Biological Engineering, Inc. Class A	4,810	14,949
Huaneng Power International, Inc. Class A (a)	17,800	19,248
Huaneng Power International, Inc. Class H (a)	368,000	195,109
Huatai Securities Co. Ltd. Class A	15,418	30,205
Huatai Securities Co. Ltd. Class H (b)	102,300	129,176
Huaxi Securities Co. Ltd. Class A	10,400	11,334
Huaxia Bank Co. Ltd. Class A	35,100	27,703
Huayu Automotive Systems Co. Ltd. Class A	7,300	16,690
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,100	5,382
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	18,188
Humanwell Healthcare Group Co. Ltd. Class A	4,400	15,362
Hunan Valin Steel Co. Ltd. Class A	26,500	19,166
Hundsun Technologies, Inc. Class A	3,671	14,827

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	28,800	$ 130,196
IEIT Systems Co. Ltd. Class A	1,848	8,616
Iflytek Co. Ltd. Class A	5,550	36,150
Imeik Technology Development Co. Ltd. Class A	600	24,801
Industrial & Commercial Bank of China Ltd. Class A	122,942	82,530
Industrial & Commercial Bank of China Ltd. Class H	5,418,000	2,650,525
Industrial Bank Co. Ltd. Class A	43,799	99,708
Industrial Securities Co. Ltd. Class A	24,600	20,279
Ingenic Semiconductor Co. Ltd. Class A	1,900	17,251
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	133,700	27,414
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	10,221
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	33,800	17,753
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	11,600	43,578
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	93,500	144,084
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	4,452
Innovent Biologics, Inc. (a) (b)	100,000	547,477
iQIYI, Inc. ADR (a)	35,600	173,728
JA Solar Technology Co. Ltd. Class A	7,280	21,184
Jason Furniture Hangzhou Co. Ltd. Class A	2,600	12,780
JCET Group Co. Ltd. Class A	5,900	24,741
JD Health International, Inc. (a) (b)	92,350	462,427
JD Logistics, Inc. (a) (b)	169,400	212,169
JD.com, Inc. Class A	195,372	2,814,780
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	20,358
Jiangsu Expressway Co. Ltd. Class H	106,000	95,296
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	20,457
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	14,344	91,113
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	18,485
Jiangsu Pacific Quartz Co. Ltd. Class A	800	9,761
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	54,019
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	4,610
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	9,392
Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	$ 15,540
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	14,734
Jiangxi Copper Co. Ltd. Class A	5,100	12,792
Jiangxi Copper Co. Ltd. Class H	88,000	124,417
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	6,900	13,082
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	9,821
Jinko Solar Co. Ltd. Class A	15,328	19,072
JiuGui Liquor Co. Ltd. Class A	700	7,191
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	15,013
Jointown Pharmaceutical Group Co. Ltd. Class A	15,645	15,402
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	1,600	6,314
JOYY, Inc. ADR	3,300	131,010
Juewei Food Co. Ltd. Class A	2,300	8,676
Juneyao Airlines Co. Ltd. Class A (a)	5,000	8,426
Kanzhun Ltd. ADR	18,000	298,980
KE Holdings, Inc. ADR	54,100	876,961
Kingboard Holdings Ltd.	53,500	127,985
Kingdee International Software Group Co. Ltd. (a)	237,000	345,398
Kingsoft Corp. Ltd.	82,600	254,933
Kuaishou Technology (a) (b)	193,900	1,314,841
Kuang-Chi Technologies Co. Ltd. Class A (a)	7,100	14,737
Kunlun Energy Co. Ltd.	336,000	302,929
Kunlun Tech Co. Ltd. Class A (a)	2,700	14,181
Kweichow Moutai Co. Ltd. Class A	2,599	629,985
LB Group Co. Ltd. Class A	8,200	19,727
Lenovo Group Ltd.	608,000	850,268
Lens Technology Co. Ltd. Class A	9,100	16,869
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	12,028
Li Auto, Inc. Class A (a)	95,400	1,797,176
Li Ning Co. Ltd.	197,500	528,619
Liaoning Port Co. Ltd. Class A	42,900	8,736
Lingyi iTech Guangdong Co. Class A	10,200	9,683
Livzon Pharmaceutical Group, Inc. Class A	2,700	13,275
Longfor Group Holdings Ltd. (b)	163,378	261,537
LONGi Green Energy Technology Co. Ltd. Class A	19,024	61,182
Lufax Holding Ltd. ADR (c)	16,000	49,120

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Luxi Chemical Group Co. Ltd. Class A	4,600	$ 6,480
Luxshare Precision Industry Co. Ltd. Class A	15,571	75,334
Luzhou Laojiao Co. Ltd. Class A	2,900	73,072
Mango Excellent Media Co. Ltd. Class A	3,540	12,528
Maxscend Microelectronics Co. Ltd. Class A	1,184	23,445
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	15,000	12,660
Meituan Class B (a) (b)	422,830	4,434,854
Metallurgical Corp. of China Ltd. Class A	43,900	18,866
Microport Scientific Corp. (a)	72,349	78,014
Ming Yang Smart Energy Group Ltd. Class A	4,600	8,101
MINISO Group Holding Ltd. ADR	8,100	165,240
Minth Group Ltd.	64,000	129,335
Montage Technology Co. Ltd. Class A	3,180	26,242
Muyuan Foods Co. Ltd. Class A	12,976	75,043
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,272	11,106
Nanjing Securities Co. Ltd. Class A	8,400	9,414
NARI Technology Co. Ltd. Class A	18,741	58,745
National Silicon Industry Group Co. Ltd. Class A (a)	6,226	15,144
NAURA Technology Group Co. Ltd. Class A	1,000	34,507
NavInfo Co. Ltd. Class A (a)	2,400	3,000
NetEase, Inc.	161,125	2,901,201
NetEase, Inc. ADR (c)	560	52,170
New China Life Insurance Co. Ltd. Class A	4,400	19,236
New China Life Insurance Co. Ltd. Class H	71,100	138,584
New Hope Liuhe Co. Ltd. Class A (a)	10,100	13,220
New Oriental Education & Technology Group, Inc. (a)	124,600	881,617
Ninestar Corp. Class A	3,800	12,077
Ningbo Deye Technology Co. Ltd. Class A	900	10,604
Ningbo Joyson Electronic Corp. Class A	1,000	2,522
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	15,009
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	879	4,913
Ningbo Shanshan Co. Ltd. Class A	4,200	8,034
Security Description	Shares	Value
Ningbo Tuopu Group Co. Ltd. Class A	2,600	$ 26,838
Ningxia Baofeng Energy Group Co. Ltd. Class A	16,000	33,188
NIO, Inc. ADR (a)	113,400	1,028,538
Nongfu Spring Co. Ltd. Class H (b) (c)	168,800	976,022
North Industries Group Red Arrow Co. Ltd. Class A	2,200	4,338
Offshore Oil Engineering Co. Ltd. Class A	6,200	5,172
Oppein Home Group, Inc. Class A	1,680	16,423
Orient Securities Co. Ltd. Class A	15,292	18,684
Ovctek China, Inc. Class A	3,160	10,021
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	9,719
PDD Holdings, Inc. ADR (a)	49,200	7,198,452
People.cn Co. Ltd. Class A	2,500	9,824
People's Insurance Co. Group of China Ltd. Class A	19,600	13,322
People's Insurance Co. Group of China Ltd. Class H	755,000	232,053
Perfect World Co. Ltd. Class A	4,800	7,981
PetroChina Co. Ltd. Class A	53,100	52,648
PetroChina Co. Ltd. Class H	1,766,000	1,166,998
Pharmaron Beijing Co. Ltd. Class A	4,275	17,399
PICC Property & Casualty Co. Ltd. Class H	571,000	678,600
Ping An Bank Co. Ltd. Class A	45,800	60,397
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	45,800	104,169
Ping An Insurance Group Co. of China Ltd. Class A	21,300	120,550
Ping An Insurance Group Co. of China Ltd. Class H	558,000	2,526,116
Piotech, Inc. Class A	426	13,838
Poly Developments & Holdings Group Co. Ltd. Class A	31,500	43,795
Pop Mart International Group Ltd. (b)	40,400	104,770
Postal Savings Bank of China Co. Ltd. Class A	59,800	36,532
Postal Savings Bank of China Co. Ltd. Class H (b)	656,000	313,359
Power Construction Corp. of China Ltd. Class A	46,500	31,933
Pylon Technologies Co. Ltd. Class A	554	8,247
Qi An Xin Technology Group, Inc. Class A (a)	1,561	8,789
Qifu Technology, Inc. ADR	8,900	140,798
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	28,224

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Raytron Technology Co. Ltd. Class A	1,060	$ 6,583
Rongsheng Petrochemical Co. Ltd. Class A	15,955	23,191
SAIC Motor Corp. Ltd. Class A	17,400	33,062
Sailun Group Co. Ltd. Class A	7,600	12,541
Sanan Optoelectronics Co. Ltd. Class A	11,500	22,368
Sangfor Technologies, Inc. Class A (a)	750	7,614
Sany Heavy Equipment International Holdings Co. Ltd.	97,000	93,788
Sany Heavy Industry Co. Ltd. Class A	19,455	37,623
Satellite Chemical Co. Ltd. Class A (a)	7,186	14,885
SDIC Capital Co. Ltd. Class A	14,600	13,820
SDIC Power Holdings Co. Ltd. Class A	17,100	31,652
Seazen Holdings Co. Ltd. Class A (a)	4,200	6,730
Seres Group Co. Ltd. Class A (a)	3,400	36,385
SF Holding Co. Ltd. Class A	11,800	66,949
SG Micro Corp. Class A	877	10,963
Shaanxi Coal Industry Co. Ltd. Class A	23,200	68,063
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	13,800	18,915
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	4,600	10,989
Shandong Gold Mining Co. Ltd. Class A	8,128	26,106
Shandong Gold Mining Co. Ltd. Class H (b)	57,750	109,605
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	16,467
Shandong Linglong Tyre Co. Ltd. Class A	4,800	12,963
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	11,598
Shandong Sun Paper Industry JSC Ltd. Class A	10,500	17,946
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (c)	214,800	209,338
Shanghai Aiko Solar Energy Co. Ltd. Class A	4,200	10,405
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	3,332	11,516
Shanghai Baosight Software Co. Ltd. Class A	2,500	17,133
Shanghai Baosight Software Co. Ltd. Class B	53,232	112,852
Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	185	$ 6,576
Shanghai Construction Group Co. Ltd. Class A	21,900	7,197
Shanghai Electric Group Co. Ltd. Class A (a)	41,000	24,011
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	16,943
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	40,000	87,084
Shanghai International Airport Co. Ltd. Class A (a)	2,968	13,663
Shanghai International Port Group Co. Ltd. Class A	16,300	11,217
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,700	11,338
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	2,405	14,128
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	9,739
Shanghai M&G Stationery, Inc. Class A	1,600	8,437
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	8,600	20,206
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	67,100	98,134
Shanghai Pudong Development Bank Co. Ltd. Class A	63,700	59,222
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	19,265
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	20,785
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	17,734
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	11,338
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	11,066
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	18,315
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	14,154
Shanxi Meijin Energy Co. Ltd. Class A (a)	16,200	15,152
Shanxi Securities Co. Ltd. Class A	15,700	11,884
Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,800	11,943
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,380	77,120
Shede Spirits Co. Ltd. Class A	800	10,864
Shenergy Co. Ltd. Class A	11,200	10,098
Shenghe Resources Holding Co. Ltd. Class A	4,400	6,290

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Shengyi Technology Co. Ltd. Class A	6,000	$ 15,428
Shennan Circuits Co. Ltd. Class A	960	9,571
Shenwan Hongyuan Group Co. Ltd. Class A	41,500	25,877
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	6,643
Shenzhen Dynanonic Co. Ltd. Class A	960	8,228
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,504
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	29,705
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,918	14,939
Shenzhen Kedali Industry Co. Ltd. Class A	300	3,558
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,700	110,190
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	13,179
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	20,200	8,823
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	16,512
Shenzhen SC New Energy Technology Corp. Class A	500	5,197
Shenzhen Senior Technology Material Co. Ltd. Class A	1,292	2,798
Shenzhen Sunlord Electronics Co. Ltd. Class A	2,000	7,586
Shenzhen Transsion Holdings Co. Ltd. Class A	1,976	38,407
Shenzhou International Group Holdings Ltd.	68,400	704,274
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	17,495
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	21,234
Sichuan Hebang Biotechnology Co. Ltd. Class A	11,800	3,911
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,200	21,215
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	13,990
Sichuan Swellfun Co. Ltd. Class A	1,600	13,206
Sieyuan Electric Co. Ltd. Class A	1,200	8,770
Silergy Corp.	27,000	439,876
Sinolink Securities Co. Ltd. Class A	8,500	10,839
Sinoma Science & Technology Co. Ltd. Class A	6,300	14,085
Security Description	Shares	Value
Sinomine Resource Group Co. Ltd. Class A	2,380	$ 12,471
Sinopec Shanghai Petrochemical Co. Ltd. Class A (a)	24,500	9,840
Sinopharm Group Co. Ltd. Class H	109,600	287,034
Sinotruk Hong Kong Ltd.	58,000	113,793
Skshu Paint Co. Ltd. Class A	952	6,365
Smoore International Holdings Ltd. (b) (c)	148,000	123,198
Songcheng Performance Development Co. Ltd. Class A	3,940	5,461
SooChow Securities Co. Ltd. Class A	15,600	16,015
Southwest Securities Co. Ltd. Class A	29,900	17,174
Spring Airlines Co. Ltd. Class A (a)	2,200	15,510
StarPower Semiconductor Ltd. Class A	600	15,252
Sungrow Power Supply Co. Ltd. Class A	3,600	44,283
Sunny Optical Technology Group Co. Ltd.	59,300	538,052
Sunresin New Materials Co. Ltd. Class A	1,100	8,197
Sunwoda Electronic Co. Ltd. Class A	6,200	12,852
SUPCON Technology Co. Ltd. Class A	1,654	10,534
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	6,894
Suzhou Maxwell Technologies Co. Ltd. Class A	921	16,751
Suzhou TFC Optical Communication Co. Ltd. Class A	900	11,568
TAL Education Group ADR (a)	36,300	458,469
TBEA Co. Ltd. Class A	12,073	23,398
TCL Technology Group Corp. Class A	33,220	20,061
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	24,710
Tencent Holdings Ltd.	556,200	20,913,015
Tencent Music Entertainment Group ADR (a)	62,500	563,125
Thunder Software Technology Co. Ltd. Class A	1,400	15,741
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,500	11,063
Tianma Microelectronics Co. Ltd. Class A (a)	8,800	13,162
Tianqi Lithium Corp. Class A	3,600	28,206

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	3,000	$ 2,532
Tianshui Huatian Technology Co. Ltd. Class A	9,100	10,888
Tingyi Cayman Islands Holding Corp.	170,000	207,260
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	3,000	4,887
Tongcheng Travel Holdings Ltd. (a)	106,000	196,021
TongFu Microelectronics Co. Ltd. Class A	1,500	4,870
Tongkun Group Co. Ltd. Class A (a)	7,400	15,724
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,200	19,439
Tongwei Co. Ltd. Class A	12,100	42,533
Topchoice Medical Corp. Class A (a)	1,100	11,810
Topsports International Holdings Ltd. (b)	165,000	128,475
TravelSky Technology Ltd. Class H	77,000	133,123
Trina Solar Co. Ltd. Class A	6,219	24,918
Trip.com Group Ltd. (a)	45,667	1,623,497
Tsingtao Brewery Co. Ltd. Class A	1,500	15,747
Tsingtao Brewery Co. Ltd. Class H	52,000	348,951
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	2,379	22,535
Uni-President China Holdings Ltd.	113,000	80,316
Unisplendour Corp. Ltd. Class A (a)	5,360	14,566
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	1,138	7,985
Vipshop Holdings Ltd. ADR (a)	28,288	502,395
Walvax Biotechnology Co. Ltd. Class A	4,400	14,527
Wanda Film Holding Co. Ltd. Class A (a)	5,000	9,142
Wanhua Chemical Group Co. Ltd. Class A	6,200	66,888
Want Want China Holdings Ltd.	411,000	248,435
Weibo Corp. ADR	6,560	71,832
Weichai Power Co. Ltd. Class A	11,000	21,087
Weichai Power Co. Ltd. Class H	166,000	277,214
Weihai Guangwei Composites Co. Ltd. Class A	1,280	4,794
Wens Foodstuffs Group Co. Ltd. Class A	14,240	40,117
Western Mining Co. Ltd. Class A	5,400	10,822
Security Description	Shares	Value
Western Securities Co. Ltd. Class A	14,600	$ 13,061
Western Superconducting Technologies Co. Ltd. Class A	1,083	8,096
Will Semiconductor Co. Ltd. Shanghai Class A	2,275	34,093
Wingtech Technology Co. Ltd. Class A (a)	3,000	17,826
Wintime Energy Group Co. Ltd. Class A (a)	50,600	9,735
Wuchan Zhongda Group Co. Ltd. Class A	20,300	12,629
Wuhan Guide Infrared Co. Ltd. Class A	13,249	13,583
Wuliangye Yibin Co. Ltd. Class A	7,800	153,697
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	12,985
WuXi AppTec Co. Ltd. Class A	4,733	48,363
WuXi AppTec Co. Ltd. Class H (b) (c)	31,091	316,343
Wuxi Biologics Cayman, Inc. (a) (b)	321,500	1,218,715
XCMG Construction Machinery Co. Ltd. Class A	35,100	26,914
Xiamen C & D, Inc. Class A	11,400	15,418
Xiamen Faratronic Co. Ltd. Class A	400	5,202
Xiamen Tungsten Co. Ltd. Class A	4,600	11,099
Xiaomi Corp. Class B (a) (b)	1,276,700	2,550,604
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	16,856
Xinyi Solar Holdings Ltd.	424,089	247,657
XPeng, Inc. Class A (a) (c)	80,800	586,711
Xtep International Holdings Ltd.	118,013	66,650
Yadea Group Holdings Ltd. (b)	106,000	186,247
Yankuang Energy Group Co. Ltd. Class A	9,150	25,456
Yankuang Energy Group Co. Ltd. Class H (c)	188,000	357,290
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,700	14,606
Yealink Network Technology Corp. Ltd. Class A	3,500	14,525
Yifeng Pharmacy Chain Co. Ltd. Class A	1,783	10,026
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	13,595
Yintai Gold Co. Ltd. Class A	3,460	7,289
Yonghui Superstores Co. Ltd. Class A (a)	20,700	8,198
YongXing Special Materials Technology Co. Ltd. Class A	1,040	7,626
Yonyou Network Technology Co. Ltd. Class A	6,878	17,184

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Youngor Fashion Co. Ltd. Class A	5,400	$ 4,967
YTO Express Group Co. Ltd. Class A	9,900	17,087
Yuan Longping High-tech Agriculture Co. Ltd. Class A (a)	4,200	8,317
Yuexiu Property Co. Ltd.	137,220	111,765
Yum China Holdings, Inc.	34,000	1,442,620
Yunda Holding Co. Ltd. Class A	9,360	9,806
Yunnan Aluminium Co. Ltd. Class A	5,200	8,924
Yunnan Baiyao Group Co. Ltd. Class A	4,778	32,980
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	10,531
Yunnan Energy New Material Co. Ltd. Class A	2,400	19,151
Yunnan Tin Co. Ltd. Class A	1,400	2,815
Yunnan Yuntianhua Co. Ltd. Class A	7,000	15,336
Yutong Bus Co. Ltd. Class A	5,000	9,304
Zai Lab Ltd. ADR (a) (c)	7,291	199,263
Zangge Mining Co. Ltd. Class A	5,900	20,996
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,100	37,383
Zhaojin Mining Industry Co. Ltd. Class H (c)	113,500	141,138
Zhefu Holding Group Co. Ltd. Class A	13,200	6,303
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	13,261
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	13,775
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	15,406
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	19,433
Zhejiang Dingli Machinery Co. Ltd. Class A	1,960	14,085
Zhejiang Expressway Co. Ltd. Class H	134,840	89,968
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	12,011
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	17,943
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	19,195
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,300	4,420
Zhejiang Juhua Co. Ltd. Class A	8,700	20,148
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	43,200	197,507
Security Description	Shares	Value
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	$ 8,730
Zhejiang NHU Co. Ltd. Class A	6,516	15,520
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	16,928
Zhejiang Supor Co. Ltd. Class A	1,300	9,678
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	9,730
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	10,364
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	25,500	16,509
Zheshang Securities Co. Ltd. Class A	11,100	16,259
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	60,400	137,994
Zhongji Innolight Co. Ltd. Class A	2,200	34,885
Zhongjin Gold Corp. Ltd. Class A	11,000	15,386
Zhongsheng Group Holdings Ltd.	73,000	174,634
Zhongtai Securities Co. Ltd. Class A	14,300	13,777
Zhuzhou CRRC Times Electric Co. Ltd. Class H	39,000	111,378
Zhuzhou Kibing Group Co. Ltd. Class A	3,400	3,266
Zijin Mining Group Co. Ltd. Class A	47,800	83,643
Zijin Mining Group Co. Ltd. Class H	450,000	733,043
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	15,957
ZTE Corp. Class A	8,700	32,353
ZTE Corp. Class H	60,200	134,454
ZTO Express Cayman, Inc. ADR	34,800	740,544
		141,221,691
COLOMBIA — 0.1%
Bancolombia SA	22,213	190,364
Bancolombia SA Preference Shares	37,233	287,561
Interconexion Electrica SA ESP	37,571	150,129
		628,054
CZECH REPUBLIC — 0.2%
CEZ AS	13,457	577,126
Komercni Banka AS	6,542	212,070
Moneta Money Bank AS (b)	28,900	121,033
		910,229
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	210,983	300,322
Eastern Co. SAE	85,861	47,033

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
EFG Holding S.A.E. (a)	71,641	$ 23,305
		370,660
GREECE — 0.5%
Alpha Services & Holdings SA (a)	182,984	311,083
Eurobank Ergasias Services & Holdings SA Class A (a)	215,620	383,477
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	15,740	224,295
Jumbo SA	9,439	261,921
Motor Oil Hellas Corinth Refineries SA	5,601	147,006
Mytilineos SA	8,574	347,596
National Bank of Greece SA (a)	64,563	448,600
OPAP SA	15,661	265,900
Piraeus Financial Holdings SA (a)	58,697	207,487
Public Power Corp. SA (a)	17,525	216,046
		2,813,411
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
Kingboard Laminates Holdings Ltd.	85,800	73,839
Nine Dragons Paper Holdings Ltd. (a) (c)	149,000	73,464
Orient Overseas International Ltd. (c)	10,500	146,570
Sino Biopharmaceutical Ltd.	857,000	380,838
Vinda International Holdings Ltd.	25,000	72,837
		747,548
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	37,200	303,831
OTP Bank Nyrt	19,890	908,257
Richter Gedeon Nyrt	11,432	289,099
		1,501,187
INDIA — 16.7%
ABB India Ltd.	4,571	256,793
Adani Enterprises Ltd.	14,218	486,775
Adani Green Energy Ltd. (a)	26,343	505,563
Adani Ports & Special Economic Zone Ltd.	43,972	541,289
Adani Power Ltd. (a)	63,406	400,146
Ambuja Cements Ltd.	48,716	304,952
APL Apollo Tubes Ltd.	14,244	263,060
Apollo Hospitals Enterprise Ltd.	8,385	574,771
Ashok Leyland Ltd.	125,757	274,368
Asian Paints Ltd.	32,236	1,318,049
Astral Ltd.	10,341	237,052
AU Small Finance Bank Ltd. (b)	13,306	125,906
Aurobindo Pharma Ltd.	21,604	281,429
Avenue Supermarts Ltd. (a) (b)	13,589	666,706
Security Description	Shares	Value
Axis Bank Ltd.	189,812	$ 2,514,365
Bajaj Auto Ltd.	5,638	460,536
Bajaj Finance Ltd.	22,680	1,997,186
Bajaj Finserv Ltd.	31,972	647,710
Bajaj Holdings & Investment Ltd.	2,278	210,094
Balkrishna Industries Ltd.	6,591	203,444
Bandhan Bank Ltd. (b)	61,945	179,700
Bank of Baroda	88,256	245,103
Berger Paints India Ltd.	24,780	180,057
Bharat Electronics Ltd.	304,605	674,266
Bharat Forge Ltd.	21,930	326,352
Bharat Petroleum Corp. Ltd.	62,245	337,092
Bharti Airtel Ltd.	186,936	2,318,792
Britannia Industries Ltd.	9,026	579,049
CG Power & Industrial Solutions Ltd.	52,289	285,531
Cholamandalam Investment & Finance Co. Ltd.	34,626	524,214
Cipla Ltd.	43,386	649,796
Coal India Ltd.	128,303	579,735
Colgate-Palmolive India Ltd.	10,542	320,477
Container Corp. of India Ltd.	23,574	243,534
Cummins India Ltd.	11,855	279,793
Dabur India Ltd.	51,320	343,639
Divi's Laboratories Ltd.	9,914	465,107
DLF Ltd.	51,352	448,268
Dr Reddy's Laboratories Ltd.	9,046	630,278
Eicher Motors Ltd.	11,402	567,745
GAIL India Ltd.	188,493	367,183
Godrej Consumer Products Ltd.	33,920	461,105
Godrej Properties Ltd. (a)	10,768	260,531
Grasim Industries Ltd.	21,933	562,678
Havells India Ltd.	20,738	340,912
HCL Technologies Ltd.	78,713	1,386,804
HDFC Asset Management Co. Ltd. (b)	7,293	280,892
HDFC Bank Ltd.	233,713	4,800,576
HDFC Life Insurance Co. Ltd. (b)	80,791	627,871
Hero MotoCorp Ltd.	9,123	453,833
Hindalco Industries Ltd.	102,806	759,613
Hindustan Aeronautics Ltd.	16,708	562,999
Hindustan Petroleum Corp. Ltd. (a)	48,295	231,511
Hindustan Unilever Ltd.	68,410	2,190,033
ICICI Bank Ltd.	431,883	5,172,398
ICICI Lombard General Insurance Co. Ltd. (b)	19,933	340,170
ICICI Prudential Life Insurance Co. Ltd. (b)	30,982	199,134
IDFC First Bank Ltd. (a)	278,446	297,473
Indian Hotels Co. Ltd.	70,624	372,030
Indian Oil Corp. Ltd.	231,605	361,406
Indian Railway Catering & Tourism Corp. Ltd.	20,594	219,641
Indraprastha Gas Ltd.	27,005	135,765

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
IndusInd Bank Ltd.	23,676	$ 454,934
Info Edge India Ltd.	5,871	362,654
Infosys Ltd.	276,652	5,129,517
InterGlobe Aviation Ltd. (a) (b)	11,199	399,316
ITC Ltd.	248,603	1,380,534
Jindal Steel & Power Ltd.	30,528	274,450
Jio Financial Services Ltd. (a)	265,805	744,099
JSW Steel Ltd.	50,883	538,250
Jubilant Foodworks Ltd.	34,024	231,035
Kotak Mahindra Bank Ltd.	90,921	2,084,828
Larsen & Toubro Ltd.	56,036	2,374,402
LTIMindtree Ltd. (b)	7,383	558,509
Lupin Ltd.	16,756	266,390
Macrotech Developers Ltd. (b)	20,565	252,955
Mahindra & Mahindra Ltd.	77,506	1,610,778
Marico Ltd.	42,263	278,575
Maruti Suzuki India Ltd.	11,292	1,398,016
Max Healthcare Institute Ltd.	64,663	533,265
Mphasis Ltd.	6,266	206,303
MRF Ltd.	163	253,821
Muthoot Finance Ltd.	9,996	177,340
Nestle India Ltd.	2,820	900,770
NTPC Ltd.	366,570	1,370,666
Oil & Natural Gas Corp. Ltd.	262,513	646,868
One 97 Communications Ltd. (a)	18,937	144,610
Page Industries Ltd.	529	244,830
Persistent Systems Ltd.	4,103	364,347
Petronet LNG Ltd.	63,818	170,754
PI Industries Ltd.	6,883	290,817
Pidilite Industries Ltd.	12,656	412,940
Polycab India Ltd.	3,845	253,435
Power Finance Corp. Ltd.	123,731	568,890
Power Grid Corp. of India Ltd.	389,211	1,109,442
REC Ltd.	109,615	543,835
Reliance Industries Ltd.	253,772	7,883,168
Samvardhana Motherson International Ltd.	194,568	238,377
SBI Cards & Payment Services Ltd.	24,281	221,659
SBI Life Insurance Co. Ltd. (b)	37,616	647,593
Shree Cement Ltd.	771	265,481
Shriram Finance Ltd.	23,243	573,521
Siemens Ltd.	7,368	356,359
Sona Blw Precision Forgings Ltd. (b)	35,056	271,513
SRF Ltd.	12,271	365,599
State Bank of India	149,403	1,152,745
Sun Pharmaceutical Industries Ltd.	80,607	1,219,997
Supreme Industries Ltd.	5,443	297,154
Suzlon Energy Ltd. (a)	757,014	347,514
Tata Communications Ltd.	9,714	206,657
Tata Consultancy Services Ltd.	76,178	3,472,667
Tata Consumer Products Ltd.	46,403	606,039
Tata Elxsi Ltd.	2,802	294,749
Security Description	Shares	Value
Tata Motors Ltd.	139,530	$ 1,307,794
Tata Motors Ltd. Class A	39,042	243,644
Tata Power Co. Ltd.	119,211	475,834
Tata Steel Ltd.	613,324	1,028,917
Tech Mahindra Ltd.	44,803	685,206
Titan Co. Ltd.	29,838	1,317,908
Torrent Pharmaceuticals Ltd.	8,665	240,076
Trent Ltd.	15,088	553,912
Tube Investments of India Ltd.	8,824	375,557
TVS Motor Co. Ltd.	19,717	480,001
UltraTech Cement Ltd.	9,668	1,220,273
United Spirits Ltd.	23,818	319,930
UPL Ltd.	38,566	272,165
Varun Beverages Ltd.	37,799	561,849
Vedanta Ltd.	79,354	246,558
Wipro Ltd.	108,716	615,738
Yes Bank Ltd. (a)	1,066,602	274,938
Zomato Ltd. (a)	430,718	640,277
		98,646,824
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk. PT	1,237,500	191,287
Amman Mineral Internasional PT (a)	557,300	237,080
Aneka Tambang Tbk. PT	647,100	71,657
Astra International Tbk. PT	1,689,100	619,823
Bank Central Asia Tbk. PT	4,617,800	2,819,206
Bank Mandiri Persero Tbk. PT	3,135,200	1,231,926
Bank Negara Indonesia Persero Tbk. PT	1,236,700	431,725
Bank Rakyat Indonesia Persero Tbk. PT	5,673,013	2,109,372
Barito Pacific Tbk. PT	2,278,027	196,777
Charoen Pokphand Indonesia Tbk. PT	629,900	205,576
GoTo Gojek Tokopedia Tbk. PT (a)	69,138,500	386,173
Indah Kiat Pulp & Paper Tbk. PT	207,500	112,193
Indofood CBP Sukses Makmur Tbk. PT	208,300	143,065
Indofood Sukses Makmur Tbk. PT	362,300	151,772
Kalbe Farma Tbk. PT	1,820,700	190,383
Merdeka Copper Gold Tbk. PT (a)	815,524	143,009
Sarana Menara Nusantara Tbk. PT	1,611,300	103,604
Semen Indonesia Persero Tbk. PT	301,884	125,483
Sumber Alfaria Trijaya Tbk. PT	1,433,600	272,809
Telkom Indonesia Persero Tbk. PT	4,144,700	1,063,296
Unilever Indonesia Tbk. PT	656,200	150,444
United Tractors Tbk. PT	127,500	187,354
		11,144,014

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC (a)	130,526	$ 216,233
Boubyan Bank KSCP	112,756	220,191
Gulf Bank KSCP	162,005	148,164
Kuwait Finance House KSCP	674,942	1,594,818
Mabanee Co. KPSC	54,229	148,788
Mobile Telecommunications Co. KSCP	166,774	275,198
National Bank of Kuwait SAKP	626,478	1,822,852
		4,426,244
LUXEMBOURG — 0.1%
Reinet Investments SCA	11,736	299,190
MALAYSIA — 1.3%
AMMB Holdings Bhd.	140,900	122,962
Axiata Group Bhd.	216,093	111,926
CELCOMDIGI Bhd.	287,100	254,922
CIMB Group Holdings Bhd.	534,336	680,276
Dialog Group Bhd.	289,300	130,327
Gamuda Bhd.	150,646	150,482
Genting Bhd.	181,500	182,488
Genting Malaysia Bhd.	251,800	147,409
Hong Leong Bank Bhd.	54,400	223,756
IHH Healthcare Bhd.	188,300	247,105
Inari Amertron Bhd.	221,800	145,292
IOI Corp. Bhd.	215,900	184,654
Kuala Lumpur Kepong Bhd.	42,412	201,399
Malayan Banking Bhd.	453,677	877,734
Malaysia Airports Holdings Bhd.	72,680	116,415
Maxis Bhd.	201,800	169,082
MISC Bhd.	115,000	182,448
MR DIY Group M Bhd. (b)	217,850	68,745
Nestle Malaysia Bhd.	6,000	153,558
Petronas Chemicals Group Bhd.	231,800	361,194
Petronas Dagangan Bhd.	26,800	127,380
Petronas Gas Bhd.	68,300	258,633
PPB Group Bhd.	55,020	173,382
Press Metal Aluminium Holdings Bhd.	303,800	318,015
Public Bank Bhd.	1,218,600	1,137,714
QL Resources Bhd.	86,700	107,738
RHB Bank Bhd.	121,365	143,948
Sime Darby Bhd.	229,569	117,407
Sime Darby Plantation Bhd.	176,436	171,252
Telekom Malaysia Bhd.	101,861	123,031
Tenaga Nasional Bhd.	216,400	472,831
		7,863,505
MEXICO — 2.8%
Alfa SAB de CV Class A (c)	250,900	202,089
America Movil SAB de CV Class B	1,544,921	1,435,948
Arca Continental SAB de CV (c)	42,900	469,697
Security Description	Shares	Value
Banco del Bajio SA (b)	62,000	$ 207,954
Cemex SAB de CV Series CPO (a) (c)	1,240,517	968,416
Coca-Cola Femsa SAB de CV	43,535	413,820
Fibra Uno Administracion SA de CV REIT	238,258	430,101
Fomento Economico Mexicano SAB de CV (c)	159,680	2,083,869
Gruma SAB de CV Class B	15,250	280,190
Grupo Aeroportuario del Centro Norte SAB de CV (c)	23,000	244,145
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	32,585	570,384
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	16,050	471,477
Grupo Bimbo SAB de CV Class A (c)	109,215	554,314
Grupo Carso SAB de CV (c)	47,004	526,233
Grupo Financiero Banorte SAB de CV Class O	213,103	2,148,836
Grupo Financiero Inbursa SAB de CV Class O (a)	150,826	416,020
Grupo Mexico SAB de CV Class B	255,336	1,420,033
Industrias Penoles SAB de CV (a) (c)	16,595	243,263
Kimberly-Clark de Mexico SAB de CV Class A	122,689	276,538
Operadora De Sites Mexicanos SAB de CV (c)	104,900	148,295
Orbia Advance Corp. SAB de CV (c)	86,410	191,960
Prologis Property Mexico SA de CV REIT	55,900	266,552
Promotora y Operadora de Infraestructura SAB de CV	15,710	170,436
Southern Copper Corp.	7,067	608,257
Wal-Mart de Mexico SAB de CV (c)	429,894	1,816,854
		16,565,681
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	18,300	278,892
Credicorp Ltd.	5,600	839,608
		1,118,500
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	144,350	116,262
Ayala Corp.	21,175	260,409
Ayala Land, Inc.	551,700	343,225
Bank of the Philippine Islands	163,351	306,200
BDO Unibank, Inc.	196,888	463,998
International Container Terminal Services, Inc.	84,120	374,913
JG Summit Holdings, Inc.	217,550	149,879

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Jollibee Foods Corp.	37,040	$ 168,160
Manila Electric Co.	24,760	178,406
Metropolitan Bank & Trust Co.	147,877	136,995
PLDT, Inc.	6,026	139,183
SM Investments Corp.	20,030	315,416
SM Prime Holdings, Inc.	840,700	499,486
Universal Robina Corp.	73,980	157,913
		3,610,445
POLAND — 1.0%
Allegro.eu SA (a) (b)	41,791	354,170
Bank Polska Kasa Opieki SA	15,307	591,882
Budimex SA	1,080	171,932
CD Projekt SA	5,643	165,032
Cyfrowy Polsat SA (a)	24,124	75,643
Dino Polska SA (a) (b)	4,073	477,190
KGHM Polska Miedz SA	11,582	361,399
LPP SA	95	391,137
mBank SA (a)	1,196	162,721
ORLEN SA	48,057	800,492
PGE Polska Grupa Energetyczna SA (a)	72,259	159,467
Powszechna Kasa Oszczednosci Bank Polski SA (a)	73,155	936,146
Powszechny Zaklad Ubezpieczen SA	50,430	606,225
Santander Bank Polska SA	2,964	369,195
		5,622,631
QATAR — 0.9%
Barwa Real Estate Co.	175,564	138,918
Commercial Bank PSQC	267,969	437,906
Dukhan Bank	151,529	166,345
Industries Qatar QSC	125,362	444,155
Masraf Al Rayan QSC	456,954	325,302
Mesaieed Petrochemical Holding Co.	365,628	177,743
Ooredoo QPSC	69,799	208,956
Qatar Electricity & Water Co. QSC	37,815	187,777
Qatar Fuel QSC	51,448	231,029
Qatar Gas Transport Co. Ltd.	208,491	198,127
Qatar International Islamic Bank QSC	84,863	245,662
Qatar Islamic Bank SAQ	138,219	793,402
Qatar National Bank QPSC	383,889	1,692,232
		5,247,554
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	41,159	284,439
RUSSIA — 0.0%
Alrosa PJSC (d)	308,085	—
Gazprom PJSC (a) (d)	1,420,638	—
Inter RAO UES PJSC (d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Security Description	Shares	Value
Mobile TeleSystems PJSC (d)	13,301	$ —
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-Rates PJSC (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	1,745	—
Novolipetsk Steel PJSC (a) (d)	181,543	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
Ozon Holdings PLC ADR (a) (d)	1,150	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polymetal International PLC (a) (d)	1,547	—
Polyus PJSC (a) (d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (a) (d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Surgutneftegas PJSC Preference Shares (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	14,424	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	380,650,000	—
X5 Retail Group NV GDR (a) (d)	14,639	—
Yandex NV Class A (a) (d)	36,719	—
		—
SAUDI ARABIA — 4.2%
ACWA Power Co.	7,897	541,208
Advanced Petrochemical Co.	11,514	121,127
Al Rajhi Bank	163,235	3,787,052
Alinma Bank	81,997	847,302
Almarai Co. JSC	20,598	308,695
Arab National Bank	55,452	374,856
Arabian Internet & Communications Services Co.	2,047	188,979
Bank AlBilad	41,457	496,931
Bank Al-Jazira (a)	35,310	176,079
Banque Saudi Fransi	50,059	533,963
Bupa Arabia for Cooperative Insurance Co.	6,437	365,965
Co. for Cooperative Insurance	6,406	222,758
Dallah Healthcare Co.	2,883	131,926
Dar Al Arkan Real Estate Development Co. (a)	45,221	167,860
Dr Sulaiman Al Habib Medical Services Group Co.	7,221	546,485
Elm Co.	2,029	440,969
Etihad Etisalat Co.	31,889	420,084

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Jarir Marketing Co.	47,559	$ 198,353
Mobile Telecommunications Co. Saudi Arabia	39,062	147,081
Mouwasat Medical Services Co.	8,380	249,836
Nahdi Medical Co.	3,184	116,322
National Industrialization Co. (a)	28,902	94,799
Power & Water Utility Co. for Jubail & Yanbu	6,342	106,038
Rabigh Refining & Petrochemical Co. (a)	35,112	97,565
Riyad Bank	122,911	935,762
SABIC Agri-Nutrients Co.	19,493	718,382
Sahara International Petrochemical Co.	30,796	279,628
Saudi Arabian Mining Co. (a)	108,490	1,404,584
Saudi Arabian Oil Co. (b)	221,399	1,951,263
Saudi Aramco Base Oil Co.	4,183	157,950
Saudi Awwal Bank	84,217	844,416
Saudi Basic Industries Corp.	74,808	1,661,735
Saudi Electricity Co.	68,368	345,669
Saudi Industrial Investment Group	29,837	176,635
Saudi Investment Bank	43,061	182,579
Saudi Kayan Petrochemical Co. (a)	59,287	171,695
Saudi National Bank	244,686	2,525,160
Saudi Research & Media Group (a)	2,951	134,408
Saudi Tadawul Group Holding Co.	4,098	200,638
Saudi Telecom Co.	166,281	1,793,618
Savola Group	22,336	222,467
Yanbu National Petrochemical Co.	23,680	239,957
		24,628,779
SOUTH AFRICA — 2.8%
Absa Group Ltd.	70,949	635,137
Anglo American Platinum Ltd.	5,416	285,497
Aspen Pharmacare Holdings Ltd.	31,099	346,064
Bid Corp. Ltd.	27,973	652,614
Bidvest Group Ltd.	23,700	326,959
Capitec Bank Holdings Ltd.	7,209	798,799
Clicks Group Ltd.	19,750	351,758
Discovery Ltd.	45,991	361,339
Exxaro Resources Ltd.	20,405	228,157
FirstRand Ltd.	419,622	1,686,748
Gold Fields Ltd.	74,777	1,135,833
Harmony Gold Mining Co. Ltd.	47,660	311,670
Impala Platinum Holdings Ltd.	74,367	371,154
Kumba Iron Ore Ltd.	5,444	183,014
MTN Group Ltd.	141,670	894,758
Naspers Ltd. Class N	15,515	2,653,775
Nedbank Group Ltd.	36,135	427,257
Security Description	Shares	Value
Northam Platinum Holdings Ltd.	29,128	$ 223,674
Old Mutual Ltd.	391,803	279,806
OUTsurance Group Ltd.	71,674	165,394
Pepkor Holdings Ltd. (b)	171,594	184,191
Remgro Ltd.	41,250	366,496
Sanlam Ltd.	145,471	579,100
Sasol Ltd.	47,758	483,887
Shoprite Holdings Ltd.	41,900	630,190
Sibanye Stillwater Ltd.	231,911	315,767
Standard Bank Group Ltd.	112,591	1,281,213
Vodacom Group Ltd.	50,986	295,531
Woolworths Holdings Ltd.	77,113	304,446
		16,760,228
SOUTH KOREA — 12.9%
Amorepacific Corp.	2,500	281,466
Celltrion Pharm, Inc. (a)	1,566	112,109
Celltrion, Inc.	12,823	2,006,277
CJ CheilJedang Corp.	673	169,308
CosmoAM&T Co. Ltd. (a)	2,068	236,522
Coway Co. Ltd.	4,716	209,454
DB Insurance Co. Ltd.	3,969	257,943
Doosan Bobcat, Inc.	4,806	188,075
Doosan Enerbility Co. Ltd. (a)	37,226	459,580
Ecopro BM Co. Ltd. (a)	4,092	915,052
Ecopro Co. Ltd. (a)	1,669	838,452
F&F Co. Ltd.	1,283	88,861
GS Holdings Corp.	3,700	117,501
Hana Financial Group, Inc.	24,460	824,260
Hankook Tire & Technology Co. Ltd.	6,379	224,867
Hanmi Pharm Co. Ltd.	558	152,725
Hanmi Semiconductor Co. Ltd. (a)	3,721	178,264
Hanon Systems	16,636	94,166
Hanwha Aerospace Co. Ltd.	2,898	280,147
Hanwha Ocean Co. Ltd. (a)	4,837	94,269
Hanwha Solutions Corp. (a)	8,922	273,638
HD Hyundai Co. Ltd.	3,601	176,988
HD Hyundai Heavy Industries Co. Ltd.	1,845	184,801
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,476	326,305
HLB, Inc. (a)	9,478	373,115
HMM Co. Ltd.	20,059	304,958
Hotel Shilla Co. Ltd.	2,673	135,736
HYBE Co. Ltd.	1,612	292,260
Hyundai Engineering & Construction Co. Ltd.	6,288	170,395
Hyundai Glovis Co. Ltd.	1,565	232,702
Hyundai Mipo Dockyard Co. Ltd.	1,887	124,393
Hyundai Mobis Co. Ltd.	5,124	942,921
Hyundai Motor Co.	11,432	1,806,361

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (f)	3,089	$ 273,906
Hyundai Motor Co. Preference Shares (f)	1,834	161,627
Hyundai Steel Co.	7,396	209,608
Industrial Bank of Korea (a)	22,855	210,467
JYP Entertainment Corp.	2,423	190,581
Kakao Corp. (a)	26,034	1,097,637
KakaoBank Corp. (a)	14,287	316,158
Kakaopay Corp. (a)	2,445	93,593
Kangwon Land, Inc.	7,767	96,492
KB Financial Group, Inc.	31,836	1,337,315
Kia Corp.	21,720	1,686,466
Korea Aerospace Industries Ltd.	6,247	242,527
Korea Electric Power Corp.	21,020	308,470
Korea Investment Holdings Co. Ltd.	3,541	168,540
Korea Zinc Co. Ltd.	680	262,940
Korean Air Lines Co. Ltd. (a)	15,041	279,121
Krafton, Inc. (a)	2,454	368,891
KT Corp.	5,301	141,590
KT&G Corp.	8,586	579,333
Kum Yang Co. Ltd. (a)	2,723	230,881
Kumho Petrochemical Co. Ltd.	1,365	140,856
L&F Co. Ltd.	2,147	340,079
LG Chem Ltd.	4,107	1,591,267
LG Chem Ltd. Preference Shares	622	150,200
LG Corp.	7,847	523,377
LG Display Co. Ltd.	19,841	196,269
LG Electronics, Inc.	8,798	695,424
LG Energy Solution Ltd. (a)	3,932	1,305,171
LG H&H Co. Ltd.	811	223,546
LG Innotek Co. Ltd.	1,228	228,361
LG Uplus Corp.	18,332	145,614
Lotte Chemical Corp.	1,636	194,608
Meritz Financial Group, Inc. (a)	8,631	396,065
Mirae Asset Securities Co. Ltd.	20,433	121,053
NAVER Corp.	10,913	1,898,060
NCSoft Corp.	1,220	227,820
Netmarble Corp. (a) (b)	1,975	89,097
NH Investment & Securities Co. Ltd.	11,559	92,713
Orion Corp.	2,042	184,080
Pearl Abyss Corp. (a)	2,568	77,265
Posco DX Co. Ltd.	4,535	261,276
POSCO Future M Co. Ltd.	2,586	720,843
POSCO Holdings, Inc.	5,981	2,319,675
Posco International Corp.	4,520	218,998
Samsung Biologics Co. Ltd. (a) (b)	1,486	876,900
Samsung C&T Corp.	6,908	694,608
Samsung Electro-Mechanics Co. Ltd.	4,664	554,798
Samsung Electronics Co. Ltd.	398,275	24,275,633
Security Description	Shares	Value
Samsung Electronics Co. Ltd. Preference Shares	68,516	$ 3,314,346
Samsung Engineering Co. Ltd. (a)	12,813	288,514
Samsung Fire & Marine Insurance Co. Ltd.	2,563	523,386
Samsung Heavy Industries Co. Ltd. (a)	54,423	327,493
Samsung Life Insurance Co. Ltd.	6,625	355,453
Samsung SDI Co. Ltd.	4,573	1,675,950
Samsung SDS Co. Ltd.	3,204	422,921
Samsung Securities Co. Ltd.	5,002	149,528
Shinhan Financial Group Co. Ltd.	36,759	1,145,954
SK Biopharmaceuticals Co. Ltd. (a)	2,666	207,832
SK Bioscience Co. Ltd. (a)	2,195	122,711
SK Hynix, Inc.	45,492	4,998,150
SK IE Technology Co. Ltd. (a) (b)	2,258	138,331
SK Innovation Co. Ltd. (a)	5,025	547,409
SK Square Co. Ltd. (a)	7,999	326,693
SK Telecom Co. Ltd.	4,657	181,160
SK, Inc.	3,036	419,604
SKC Co. Ltd.	1,618	113,822
S-Oil Corp.	3,879	209,627
Woori Financial Group, Inc.	50,591	510,663
Yuhan Corp.	4,701	251,129
		76,304,346
TAIWAN — 15.8%
Accton Technology Corp.	42,000	715,726
Acer, Inc.	237,000	415,458
Advantech Co. Ltd.	38,697	469,047
Alchip Technologies Ltd.	6,000	640,263
ASE Technology Holding Co. Ltd.	256,307	1,127,432
Asia Cement Corp.	199,000	268,766
Asustek Computer, Inc.	59,000	941,024
AUO Corp.	535,200	316,511
Catcher Technology Co. Ltd.	49,000	309,738
Cathay Financial Holding Co. Ltd.	800,634	1,193,497
Chailease Holding Co. Ltd.	126,682	796,651
Chang Hwa Commercial Bank Ltd.	442,875	258,303
Cheng Shin Rubber Industry Co. Ltd.	158,000	231,153
China Airlines Ltd.	232,000	163,660
China Development Financial Holding Corp. (a)	1,331,826	544,612
China Steel Corp.	986,000	867,435
Chunghwa Telecom Co. Ltd.	318,000	1,243,381
Compal Electronics, Inc.	347,000	450,561
CTBC Financial Holding Co. Ltd.	1,464,040	1,352,390
Delta Electronics, Inc.	162,000	1,654,812

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
E Ink Holdings, Inc.	71,000	$ 455,744
E.Sun Financial Holding Co. Ltd.	1,179,150	991,254
Eclat Textile Co. Ltd.	14,550	266,437
eMemory Technology, Inc.	5,000	399,146
Eva Airways Corp.	223,000	228,519
Evergreen Marine Corp. Taiwan Ltd.	84,300	394,163
Far Eastern New Century Corp.	252,000	256,183
Far EasTone Telecommunications Co. Ltd.	138,000	358,821
Feng TAY Enterprise Co. Ltd.	42,204	240,651
First Financial Holding Co. Ltd.	910,736	813,091
Formosa Chemicals & Fibre Corp.	293,000	594,774
Formosa Petrochemical Corp.	93,000	244,541
Formosa Plastics Corp.	316,000	815,471
Fubon Financial Holding Co. Ltd.	648,554	1,369,359
Gigabyte Technology Co. Ltd.	42,000	364,021
Global Unichip Corp.	7,000	396,865
Globalwafers Co. Ltd.	18,000	344,276
Hon Hai Precision Industry Co. Ltd.	1,038,800	3,537,075
Hotai Motor Co. Ltd.	25,520	589,553
Hua Nan Financial Holdings Co. Ltd.	738,251	537,623
Innolux Corp.	704,868	328,428
Inventec Corp.	221,000	380,209
Largan Precision Co. Ltd.	8,000	748,114
Lite-On Technology Corp.	167,958	640,299
MediaTek, Inc.	127,000	4,200,160
Mega Financial Holding Co. Ltd.	943,750	1,205,422
Micro-Star International Co. Ltd.	61,000	405,467
momo.com, Inc.	6,600	109,461
Nan Ya Plastics Corp.	398,000	862,384
Nan Ya Printed Circuit Board Corp.	19,000	155,700
Nanya Technology Corp.	107,000	271,941
Nien Made Enterprise Co. Ltd.	15,000	172,529
Novatek Microelectronics Corp.	48,000	808,589
Pegatron Corp.	166,000	472,192
PharmaEssentia Corp. (a)	20,000	225,477
Pou Chen Corp.	188,000	189,283
Powerchip Semiconductor Manufacturing Corp.	259,000	248,531
President Chain Store Corp.	47,000	412,717
Quanta Computer, Inc.	225,000	1,645,868
Realtek Semiconductor Corp.	41,000	629,885
Ruentex Development Co. Ltd.	128,636	158,225
Shanghai Commercial & Savings Bank Ltd.	319,813	487,683
Shin Kong Financial Holding Co. Ltd. (a)	1,083,741	312,511
Security Description	Shares	Value
SinoPac Financial Holdings Co. Ltd.	876,335	$ 562,513
Synnex Technology International Corp.	107,700	246,348
Taishin Financial Holding Co. Ltd.	934,909	551,371
Taiwan Business Bank	532,480	237,695
Taiwan Cement Corp.	561,655	637,776
Taiwan Cooperative Financial Holding Co. Ltd.	852,320	741,498
Taiwan High Speed Rail Corp.	167,000	167,052
Taiwan Mobile Co. Ltd.	143,000	459,419
Taiwan Semiconductor Manufacturing Co. Ltd.	2,055,000	39,706,587
Unimicron Technology Corp.	115,000	659,487
Uni-President Enterprises Corp.	404,000	980,694
United Microelectronics Corp.	935,000	1,602,483
Vanguard International Semiconductor Corp.	77,000	204,477
Voltronic Power Technology Corp.	5,000	278,588
Walsin Lihwa Corp.	233,115	293,573
Wan Hai Lines Ltd.	56,470	101,199
Winbond Electronics Corp.	268,371	266,268
Wistron Corp.	218,000	700,373
Wiwynn Corp.	8,000	475,717
WPG Holdings Ltd.	131,880	350,643
Yageo Corp.	27,871	542,154
Yang Ming Marine Transport Corp.	151,000	252,401
Yuanta Financial Holding Co. Ltd.	839,895	755,318
Zhen Ding Technology Holding Ltd.	57,000	202,440
		93,205,136
THAILAND — 1.7%
Advanced Info Service PCL	99,300	631,307
Airports of Thailand PCL	357,500	625,815
Asset World Corp. PCL	724,900	75,607
Bangkok Dusit Medical Services PCL Class F	920,200	748,130
Bangkok Expressway & Metro PCL	629,499	146,620
Banpu PCL	653,100	130,113
Berli Jucker PCL	91,400	66,945
BTS Group Holdings PCL	648,984	137,849
Bumrungrad Hospital PCL	48,800	317,398
Central Pattana PCL	165,500	339,413
Central Retail Corp. PCL	154,158	185,175
Charoen Pokphand Foods PCL	321,700	184,731
CP ALL PCL	483,400	793,097
CP Axtra PCL	167,900	132,815
Delta Electronics Thailand PCL	259,900	670,071
Energy Absolute PCL	142,281	184,456
Global Power Synergy PCL	64,558	91,733

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Gulf Energy Development PCL	240,260	$ 313,237
Home Product Center PCL	509,500	174,647
Indorama Ventures PCL	133,300	106,421
Intouch Holdings PCL	79,600	166,744
Kasikornbank PCL	50,500	199,736
Krung Thai Bank PCL	288,500	155,523
Krungthai Card PCL	89,900	114,573
Land & Houses PCL	718,253	171,501
Minor International PCL	290,395	250,982
Muangthai Capital PCL	67,400	88,860
Osotspa PCL	123,300	79,473
PTT Exploration & Production PCL	115,400	505,451
PTT Global Chemical PCL	192,300	216,906
PTT Oil & Retail Business PCL	257,100	143,869
PTT PCL	835,400	874,989
SCB X PCL	72,000	223,599
SCG Packaging PCL	108,800	114,753
Siam Cement PCL	64,954	582,317
Thai Oil PCL	98,140	154,545
TMBThanachart Bank PCL	2,036,500	99,640
True Corp. PCL	822,774	121,732
		10,320,773
TURKEY — 0.6%
Akbank TAS	256,065	316,635
Aselsan Elektronik Sanayi Ve Ticaret AS	116,258	177,060
BIM Birlesik Magazalar AS	37,785	384,771
Eregli Demir ve Celik Fabrikalari TAS (a)	119,396	165,749
Ford Otomotiv Sanayi AS	6,027	150,910
Haci Omer Sabanci Holding AS	87,011	178,094
Hektas Ticaret TAS (a)	106,564	72,524
KOC Holding AS	62,289	299,065
Koza Altin Isletmeleri AS	84,000	55,547
Pegasus Hava Tasimaciligi AS (a)	4,232	93,068
Sasa Polyester Sanayi AS (a)	90,215	111,310
Tofas Turk Otomobil Fabrikasi AS	11,399	81,052
Turk Hava Yollari AO (a)	45,781	354,355
Turkcell Iletisim Hizmetleri AS	103,374	196,359
Turkiye Is Bankasi AS Class C	298,721	236,274
Turkiye Petrol Rafinerileri AS	79,845	386,600
Turkiye Sise ve Cam Fabrikalari AS	118,629	184,045
Yapi ve Kredi Bankasi AS	294,505	194,848
		3,638,266
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	243,927	609,693
Abu Dhabi Islamic Bank PJSC	120,182	331,153
Abu Dhabi National Oil Co. for Distribution PJSC	270,180	272,185
Aldar Properties PJSC	320,139	466,338
Security Description	Shares	Value
Americana Restaurants International PLC	216,227	$ 184,274
Dubai Islamic Bank PJSC	239,915	373,647
Emaar Properties PJSC	556,558	1,200,174
Emirates NBD Bank PJSC	156,843	738,788
Emirates Telecommunications Group Co. PJSC	289,066	1,545,778
First Abu Dhabi Bank PJSC	367,063	1,395,194
Multiply Group PJSC (a)	320,311	277,337
		7,394,561
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	34,702	670,624
Pepco Group NV (a)	15,035	99,640
		770,264
UNITED STATES — 0.2%
JBS SA	63,600	326,144
Legend Biotech Corp. ADR (a)	6,000	361,020
Parade Technologies Ltd.	6,000	234,600
		921,764
TOTAL COMMON STOCKS (Cost $443,047,010)		573,798,251

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 02/05/24) (a) (Cost $0)	270	1,112
WARRANTS — 2.5%
SWITZERLAND — 2.5%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	6,214,535
UBS AG (expiring 06/04/27) (a)	4,202	4,778,460
UBS AG (expiring 11/26/27) (a)	3,600	3,987,576
TOTAL WARRANTS (Cost $15,894,439)		14,980,571
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	2,882,990	2,884,143
State Street Navigator Securities Lending Portfolio II (i) (j)	7,460,876	7,460,876
TOTAL SHORT-TERM INVESTMENTS (Cost $10,345,407)		10,345,019
TOTAL INVESTMENTS — 101.5% (Cost $469,286,856)		599,124,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(8,747,069)
NET ASSETS — 100.0%		$ 590,377,884

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	154	03/15/2024	$7,609,257	$7,959,490	$350,233

During the year ended December 31, 2023, the average notional value related to futures contracts was $15,014,406.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$563,477,479	$10,320,772	$ 0(a)	$573,798,251
Rights	1,112	—	—	1,112
Warrants	—	14,980,571	—	14,980,571
Short-Term Investments	10,345,019	—	—	10,345,019
TOTAL INVESTMENTS	$573,823,610	$25,301,343	$—	$599,124,953
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 350,233	$ —	$—	$ 350,233
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 350,233	$ —	$—	$ 350,233
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Top Five Sectors as of December 31, 2023

Description	% of Net Assets
Financials	24.3%
Information Technology	21.6
Consumer Discretionary	12.6
Communication Services	8.8
Materials	7.7
TOTAL	75.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,947,839	$3,948,629	$123,454,936	$124,518,714	$(48)	$(660)	2,882,990	$ 2,884,143	$565,672
State Street Navigator Securities Lending Portfolio II	4,286,913	4,286,913	45,756,127	42,582,164	—	—	7,460,876	7,460,876	22,438
Total		$8,235,542	$ 169,211,063	$167,100,878	$(48)	$(660)		$10,345,019	$ 588,110
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$588,779,934
Investments in affiliated issuers, at value	10,345,019
Total Investments	599,124,953
Foreign currency, at value	1,233,111
Receivable from broker — accumulated variation margin on futures contracts	350,665
Receivable for investments sold	448,480
Receivable for fund shares sold	6,625,704
Dividends receivable — unaffiliated issuers	1,541,196
Dividends receivable — affiliated issuers	10,687
Securities lending income receivable — unaffiliated issuers	6,977
Securities lending income receivable — affiliated issuers	1,770
Receivable from Adviser	111,095
Receivable for foreign taxes recoverable	16,535
Prepaid expenses and other assets	1,001
TOTAL ASSETS	609,472,174
LIABILITIES
Deposit from Broker	116,299
Payable upon return of securities loaned	7,460,876
Payable for investments purchased	2,961
Payable for fund shares repurchased	6,868,492
Deferred foreign taxes payable	4,341,941
Advisory fee payable	68,991
Custodian fees payable	85,151
Administration fees payable	24,644
Trustees’ fees and expenses payable	82
Transfer agent fees payable	12,476
Registration and filing fees payable	1,315
Professional fees payable	34,661
Printing and postage fees payable	27,162
Accrued expenses and other liabilities	49,239
TOTAL LIABILITIES	19,094,290
NET ASSETS	$590,377,884
NET ASSETS CONSIST OF:
Paid-in capital	$575,543,692
Total distributable earnings (loss)**	14,834,192
NET ASSETS	$590,377,884
Class K
Net Assets	$590,377,884
Shares Outstanding	9,553,543
Net asset value, offering and redemption price per share	$ 61.80
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$458,941,449
Investments in affiliated issuers	10,345,407
Total cost of investments	$469,286,856
Foreign currency, at cost	$ 1,230,702
* Includes investments in securities on loan, at value	$ 13,353,025
** Includes deferred foreign taxes	$ 4,374,753
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 20,760,739
Dividend income — affiliated issuers	565,672
Unaffiliated securities lending income	101,853
Affiliated securities lending income	22,438
Foreign taxes withheld	(2,434,157)
TOTAL INVESTMENT INCOME (LOSS)	19,016,545
EXPENSES
Advisory fee	846,898
Administration fees	302,463
Custodian fees	412,780
Trustees’ fees and expenses	27,035
Transfer agent fees	41,613
Registration and filing fees	55,509
Professional fees	68,529
Insurance expense	2,164
Interest expense	4,005
Miscellaneous expenses	116,940
TOTAL EXPENSES	1,877,936
Expenses waived/reimbursed by the Adviser	(843,391)
NET EXPENSES	1,034,545
NET INVESTMENT INCOME (LOSS)	$ 17,982,000
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(28,980,056)
Investments — affiliated issuers	(48)
Foreign currency transactions	(1,501,741)
Futures contracts	(1,134,864)
Net realized gain (loss)	(31,616,709)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	66,813,352
Investments — affiliated issuers	(660)
Foreign currency translations	(2,472)
Futures contracts	615,054
Net change in unrealized appreciation/depreciation	67,425,274
NET REALIZED AND UNREALIZED GAIN (LOSS)	35,808,565
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 53,790,565
* Includes foreign capital gain taxes	$ (547,081)
** Includes foreign deferred taxes	$ (4,374,753)
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,982,000	$ 22,644,658
Net realized gain (loss)	(31,616,709)	(38,257,483)
Net change in unrealized appreciation/depreciation	67,425,274	(176,652,924)
Net increase (decrease) in net assets resulting from operations	53,790,565	(192,265,749)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(18,624,273)	(22,815,337)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	128,988,386	306,444,591
Reinvestment of distributions	18,403,578	22,391,737
Cost of shares redeemed	(188,692,992)	(435,454,448)
Net increase (decrease) in net assets from beneficial interest transactions	(41,301,028)	(106,618,120)
Net increase (decrease) in net assets during the period	(6,134,736)	(321,699,206)
Net assets at beginning of period	596,512,620	918,211,826
NET ASSETS AT END OF PERIOD	$ 590,377,884	$ 596,512,620
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,119,861	4,715,134
Reinvestment of distributions	305,606	382,242
Shares redeemed	(3,099,550)	(6,955,931)
Net increase (decrease) from share transactions	(674,083)	(1,858,555)
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 58.32	$ 75.97	$ 79.69	$ 68.70	$ 59.80
Income (loss) from investment operations:
Net investment income (loss) (b)	1.81	1.97	1.65	1.28	2.00
Net realized and unrealized gain (loss)	3.68	(17.35)	(3.89)	11.18	8.85
Total from investment operations	5.49	(15.38)	(2.24)	12.46	10.85
Distributions to shareholders from:
Net investment income	(2.01)	(2.27)	(1.48)	(1.47)	(1.95)
Net asset value, end of period	$ 61.80	$ 58.32	$ 75.97	$ 79.69	$ 68.70
Total return (c)	9.47%	(20.25)%	(2.80)%	18.18%	18.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$590,378	$596,513	$918,212	$879,295	$743,712
Ratios to Average Net Assets:
Total expenses	0.31%	0.33%	0.30%	0.31%	0.33%
Net expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	2.97%	3.03%	2.02%	1.94%	3.10%
Portfolio turnover rate	6%	19%	11%	13%	13%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$350,665	$—	$350,665
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(1,134,864)	$—	$(1,134,864)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$615,054	$—	$615,054
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Board. For the period ended December 31, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $843,391.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2023, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2023 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$36,454,249	$81,743,095
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$18,624,273	$—	$18,624,273
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 22,815,337	$ —	$ 22,815,337
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$2,771,060	$(88,956,319)	$—	$101,019,451	$14,834,192
As of December 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$16,254,536	$72,701,783
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$494,093,815	$182,095,488	$76,714,117	$105,381,371
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 13,353,025	$ 7,460,876	$ 6,726,773	$ 14,187,649
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$7,460,876	$—	$—	$—	$7,460,876	$7,460,876
9.    Line of Credit
The Fund  and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2023.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government counter measures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,041.20	$0.87	$1,024.30	$0.87
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2023.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2023, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$2,801,928
The amount of foreign source income earned on the Fund during the year ended December 31, 2023 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$20,491,777
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

44

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMAR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET TARGET RETIREMENT FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 10.77%, and the Index was 5.53%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was 10.81% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S.inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM).The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
REITs underperformed broader markets over the course of the year as interest rates rose and held steady alongside the U.S. Federal Reserve (the "Fed") monetary policy stance. However, REITS surged as Treasury yields declined in the fourth quarter. The Dow Jones Global Select Real Estate Securities Index returned 15.72% for the 4th quarter while the index returned 10.68% for the year of 2023. All REIT sectors posted positive returns for the quarter, led by self-storage and retail REITs. REITs were broadly positive in 2023, led by data centers, followed by lodging/resorts and specialty.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024.The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 basis point cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Investment grade (IG) bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, IG bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. The Bloomberg U.S. 1-3 Year Corporate Bond Index returned approximately 5.5% for the year of 2023 while the Bloomberg U.S. Treasury (1-3 Year) returned 4.30% for the year.
High yield (HY) spreads narrowed by 73 bps in the fourth quarter of 2023. The Bloomberg U.S. High Yield Very Liquid Index posted returns of 7.51% for the fourth quarter of 2023. In December, HY yields declined to the lowest level since August 2022. On a total return basis, the Ba Index gained 3.24%, the B Index was up 3.59% and the Caa Index was the best performing segment, up 5.90%. High yield defaults picked up through the year but were not high by historic standards. Overall, for the year, The Bloomberg U.S. High Yield Very Liquid index returned 13.76% and benefitted from the risk on sentiment.
Inflation steadily declined through the year. Core inflation remained a bit sticky as the core services component remained elevated. Nevertheless, market and survey based estimates continue to call for cooler inflation readings heading into next year. Market-based inflation expectations for the US, measured by five-year break-evens, fell by 9 bps during the fourth quarter to 2.15%.The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 3.77% over the fourth quarter 4.39% over the Reporting Period.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Aggregate Bond Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement Fund Class I	10.71%	5.48%	4.21%
State Street Target Retirement Fund Class K	10.77%	5.72%	4.32%
State Street Target Retirement Fund Class R3 (a)	10.21%	5.20%	3.80%
Bloomberg U.S. Aggregate Bond Index (b)	5.53%	1.10%	1.52%
State Street Target Retirement Composite Index (c)	10.81%	5.71%	4.42%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
(c)	The State Street Target Retirement Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

STATE STREET TARGET RETIREMENT FUNDS
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund and Target Retirement 2065 Fund are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT FUND
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.7%
Domestic Equity	18.4
Inflation Linked	18.0
International Equity	11.6
Real Estate	5.0
Short Term Investments	2.0
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 11.51%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was 11.51% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent  rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500  Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over  the final quarter of 2023 and 15.62% over the Reporting Period.
REITs underperformed broader markets over the course of the year as interest rates rose and held steady alongside the U.S. Federal Reserve (the "Fed") monetary policy stance. However, REITS surged as Treasury yields declined in the fourth quarter. The Dow Jones Global Select Real Estate Securities Index returned 15.72% for the fourth quarter while the index returned 10.68% for the year of 2023. All sectors posted positive returns for the quarter, led by self-storage and retail REITs. REITs were broadly positive in 2023, led by data centers, followed by lodging/resorts and specialty.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Investment grade (IG) bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, IG bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 5.52%  and up 6.80% for the fourth quarter. The Bloomberg U.S. 1-3 Year Corporate Bond Index returned approximately 5.50% for the year of 2023 while the Bloomberg U.S. Treasury (1-3 Year) returned 4.30% for the year.
High yield (HY) spreads narrowed by 73 bps in the fourth quarter of 2023. The Bloomberg U.S. High Yield Very Liquid Index posted returns of 7.51% for the fourth quarter of 2023. In December, HY yields declined to the lowest level since August 2022. On a total return basis, the Ba Index gained 3.24%, the B Index was up 3.59% and the Caa Index was the best performing segment, up 5.90%. High yield defaults picked up through the year but were not high by historic standards. Overall, for the year, The Bloomberg U.S. High Yield Very Liquid index returned 13.76% and benefitted from the risk on sentiment.
Inflation steadily declined through the year. Core inflation remained a bit sticky as the core services component remained elevated. Nevertheless, market and survey based estimates continue to call for cooler inflation readings heading into next year. Market-based inflation expectations for the U.S., measured by  five-year break-evens, fell by 9 bps during the the fourth quarter to 2.15%. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 3.77% over the fourth quarter 4.39% over the Reporting Period.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024. the evolution of economic data and central bank will be  closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Aggregate Bond Index Portfolio. There were no  negative contributions to the Fund’s performance during the Reporting Period.
See accompanying notes to financial statements.
6

STATE STREET TARGET RETIREMENT 2020 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to  update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
7

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2020 Fund Class I	11.37%	6.57%	5.25%
State Street Target Retirement 2020 Fund Class K	11.51%	6.82%	5.39%
State Street Target Retirement 2020 Fund Class R3 (a)	11.06%	6.29%	4.86%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2020 Composite Index (c)	11.51%	6.83%	5.49%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2020 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
8

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	44.3%
Domestic Equity	19.9
Inflation Linked	18.0
International Equity	12.6
Real Estate	5.0
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 13.68%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was 13.66% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
REITs underperformed broader markets over the course of the year as interest rates rose and held steady alongside the U.S. Federal Reserve (the "Fed") monetary policy stance. However, REITS surged as Treasury yields declined in the fourth quarter. The Dow Jones Global Select Real Estate Securities Index returned 15.72% for the fourth quarter while the index returned 10.68% for the year of 2023. All sectors posted positive returns for the quarter, led by self-storage and retail REITs. REITs were broadly positive in 2023, led by data centers, followed by lodging/resorts and specialty.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Investment grade (IG) bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, IG bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. Bloomberg Long U.S. Treasury Index rose by 12.70% for Q4 2023 and approximately 3.1% for the year of 2023. The Bloomberg U.S. 1-3 Year Corporate Bond Index returned approximately 5.50% for the year of 2023 while the Bloomberg U.S. Treasury (1-3 Year) returned 4.30% for the year.
High yield (HY) spreads narrowed by 73 bp in 4Q 2023. The Bloomberg U.S. High Yield Very Liquid Index posted returns of 7.51% for Q4 2023. In December, HY yields declined to the lowest level since August 2022. On a total return basis, the Ba Index gained 3.24%, the B Index was up 3.59% and the Caa Index was the best performing segment, up 5.90%. High yield defaults picked up through the year but were not high by historic standards. Overall, for the year, The Bloomberg U.S. High Yield Very Liquid index returned 13.76% and benefitted from the risk on sentiment.
Inflation steadily declined through the year. Core inflation remained a bit sticky as the core services component remained elevated. Nevertheless, market and survey based estimates continue to call for cooler inflation readings heading into next year. Market-based inflation expectations for the US, measured by five-year break-evens, fell by 9 bps during the fourth quarter to 2.15%. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 3.77% over the fourth quarter 4.39% over the Reporting Period.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
See accompanying notes to financial statements.
10

STATE STREET TARGET RETIREMENT 2025 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2025 Fund Class I	13.58%	7.90%	6.18%
State Street Target Retirement 2025 Fund Class K	13.68%	8.12%	6.32%
State Street Target Retirement 2025 Fund Class R3 (a)	13.09%	7.60%	5.80%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2025 Composite Index (c)	13.66%	8.19%	6.44%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2025 Composite Index consists of several indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
12

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	33.3%
Domestic Equity	27.5
International Equity	17.9
Inflation Linked	16.4
Real Estate	4.5
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
See accompanying notes to financial statements.
13

STATE STREET TARGET RETIREMENT 2030 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2030 Fund (“the Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 15.74%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was 15.74% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
REITs underperformed broader markets over the course of the year as interest rates rose and held steady alongside the U.S. Federal Reserve (the "Fed") monetary policy stance. However, REITS surged as Treasury yields declined in the fourth quarter. The Dow Jones Global Select Real Estate Securities Index returned 15.72% for the fourth quarter while the index returned 10.68% for the year of 2023. All REIT sectors posted positive returns for the quarter, led by self-storage and retail REITs. REITs were broadly positive in 2023, led by data centers, followed by lodging/resorts and specialty.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Investment grade (IG) bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, IG bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
High yield (HY) spreads narrowed by 73 bps in the fourth quarter 2023. The Bloomberg U.S. High Yield Very Liquid Index posted returns of 7.51% for Q4 2023. In December, HY yields declined to the lowest level since August 2022. On a total return basis, the Ba Index gained 3.24%, the B Index was up 3.59% and the Caa Index was the best performing segment, up 5.90%. High yield defaults picked up through the year but were not high by historic standards. Overall, for the year, The Bloomberg U.S. High Yield Very Liquid index returned 13.76% and benefitted from the risk on sentiment.
Inflation steadily declined through the year. Core inflation remained a bit sticky as the core services component remained elevated. Nevertheless, market and survey based estimates continue to call for cooler inflation readings heading into next year. Market-based inflation expectations for the U.S., measured by five-year break-evens, fell by 9 bps during the fourth quarter to 2.15%. The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index rose 3.77% over the fourth quarter 4.39% over the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2030 Fund Class I	15.63%	8.81%	6.77%
State Street Target Retirement 2030 Fund Class K	15.74%	8.99%	6.89%
State Street Target Retirement 2030 Fund Class R3 (a)	15.15%	8.44%	6.36%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2030 Composite Index (c)	15.74%	9.04%	6.99%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2030 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
15

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	35.4%
Domestic Fixed Income	29.5
International Equity	25.0
Inflation Linked	7.6
Real Estate	2.0
Short Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
See accompanying notes to financial statements.
16

STATE STREET TARGET RETIREMENT 2035 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 16.94%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was 16.89% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
High yield (HY) spreads narrowed by 73 bps in 4Q 2023. The Bloomberg U.S. High Yield Very Liquid Index posted returns of 7.51% for the fourth quarter 2023. In December, HY yields declined to the lowest level since August 2022. On a total return basis, the Ba Index gained 3.24%, the B Index was up 3.59% and the Caa Index was the best performing segment, up 5.90%. High yield defaults picked up through the year but were not high by historic standards. Overall, for the year, The Bloomberg U.S. High Yield Very Liquid index returned 13.76% and benefitted from the risk on sentiment.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2035 Fund Class I	16.70%	9.23%	7.08%
State Street Target Retirement 2035 Fund Class K	16.94%	9.49%	7.25%
State Street Target Retirement 2035 Fund Class R3 (a)	16.34%	8.94%	6.72%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2035 Composite Index (c)	16.89%	9.55%	7.33%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2035 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
18

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	40.7%
International Equity	30.3
Domestic Fixed Income	28.6
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
19

STATE STREET TARGET RETIREMENT 2040 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 17.82%, and the Index, State Street Target Retirement 2040 Composite Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was 17.79% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2040 Fund Class I	17.65%	9.65%	7.34%
State Street Target Retirement 2040 Fund Class K	17.82%	10.01%	7.54%
State Street Target Retirement 2040 Fund Class R3 (a)	17.22%	9.46%	7.00%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2040 Composite Index (c)	17.79%	10.04%	7.63%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2040 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
21

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	44.9%
International Equity	33.4
Domestic Fixed Income	21.2
Short Term Investments	1.0
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
22

STATE STREET TARGET RETIREMENT 2045 FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 18.56%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was 18.58% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. The Bloomberg U.S. Aggregate Index ended the year up 5.52% and up 6.80% for the fourth quarter. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2045 Fund Class I	18.45%	10.19%	7.66%
State Street Target Retirement 2045 Fund Class K	18.56%	10.42%	7.79%
State Street Target Retirement 2045 Fund Class R3 (a)	17.95%	9.86%	7.25%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2045 Composite Index (c)	18.58%	10.48%	7.90%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2045 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
24

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	48.2%
International Equity	35.9
Domestic Fixed Income	15.7
Short Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
25

STATE STREET TARGET RETIREMENT 2050 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 19.36% and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was 19.37% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. markets were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2050 Fund Class I	19.16%	10.39%	7.71%
State Street Target Retirement 2050 Fund Class K	19.36%	10.72%	7.89%
State Street Target Retirement 2050 Fund Class R3 (a)	18.85%	10.17%	7.35%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2050 Composite Index (c)	19.37%	10.75%	8.03%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2050 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
27

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.1%
International Equity	38.1
Domestic Fixed Income	10.8
Short Term Investments	0.3
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
28

STATE STREET TARGET RETIREMENT 2055 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 19.45%, and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was 19.43% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio,the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
29

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2055 Fund Class I	19.33%	10.42%	7.77%
State Street Target Retirement 2055 Fund Class K	19.45%	10.69%	7.90%
State Street Target Retirement 2055 Fund Class R3 (a)	18.84%	10.13%	7.36%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2055 Composite Index (c)	19.43%	10.76%	8.03%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2055 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
30

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	38.6
Domestic Fixed Income	9.7
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
See accompanying notes to financial statements.
31

STATE STREET TARGET RETIREMENT 2060 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 19.45%, and the Index, State Street Target Retirement 2060 Composite Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was 19.43% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. markets were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and Central Bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
32

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2060 Fund Class I	19.22%	10.54%	7.78%
State Street Target Retirement 2060 Fund Class K	19.45%	10.72%	7.88%
State Street Target Retirement 2060 Fund Class R3 (a)	18.86%	10.16%	7.34%
S&P 500® Index (b)	26.29%	15.69%	12.09%
State Street Target Retirement 2060 Composite Index (c)	19.43%	10.76%	8.03%
*	Inception date is September 30, 2014.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2060 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
33

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.7%
International Equity	38.5
Domestic Fixed Income	9.7
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
34

STATE STREET TARGET RETIREMENT 2065 FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Target Retirement 2065 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Class K was 19.43% and the Index was 26.29%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2065 Composite Index (the “Secondary Index”), was 19.43% for the Reporting Period. The Fund and both the Index and Secondary Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index and Secondary Index are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a dismal 2022, equity and fixed income markets broadly performed well in 2023. Global equities posted double digit returns despite banking sector woes to start the year, a fragile economic backdrop, and sizable swings in bond yields. Ultimately, the U.S. economy fared better than expected and inflation decelerated through the course of the year, leading to market participants to price-in easier monetary policy in 2024.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. market were driven significantly by a select group of stocks known as the ‘Magnificent Seven.' These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (AI), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (DM) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States (U.S.) outpaced expectations but growth disappointed elsewhere. In the fourth quarter, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. DM registered double-digit gains and outperformed emerging markets (EM). The S&P 500 Index returned 11.69% for the fourth quarter of 2023, while the Russell Small Cap Index returned 14.66% for the quarter. These indices returned 26.29% and 24.81% respectively for the year of 2023. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex U.S. Index returned 9.81% over the final quarter of 2023 and 15.62% over the Reporting Period.
The tone of the December Federal Open Market Committee (FOMC) meeting shifted as U.S. Federal Reserve (the "Fed") Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Fed maintained restrictive monetary policy throughout 2023 but now anticipates three 25 bps cuts to the Fed Funds rate over the course of 2024 as economic conditions are expected to weaken. Bloomberg Long U.S. Treasury Index rose by 12.70% for the fourth quarter 2023 and approximately 3.10% for the year of 2023.
Despite various headwinds, risk assets fared well through the course of the year. Increased probabilities of a “soft landing” and optimism around AI buoyed U.S. equities were drivers of the Fund’s performance during the Reporting Period. Looking into 2024, the evolution of economic data and central bank will be closely monitored as markets debate the timing of rate cuts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the State Street Equity 500 Index II Portfolio, the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributions to the Fund’s performance during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

State Street Target Retirement 2065 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Target Retirement 2065 Fund Class I	19.20%	12.87%
State Street Target Retirement 2065 Fund Class K	19.43%	13.09%
State Street Target Retirement 2065 Fund Class R3 (a)	18.69%	12.56%
S&P 500® Index (b)	26.29%	19.11%
State Street Target Retirement 2065 Composite Index (c)	19.43%	14.13%
*	Inception date is March 30, 2020.
(a)	Performance shown for the periods prior to the inception of Class R3 shares on March 2, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.
(b)	The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2065 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
36

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2023 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	51.6%
	International Equity	38.4
	Domestic Fixed Income	9.7
	Short Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 18.4%
State Street Equity 500 Index II Portfolio	243,572	$ 105,515,350
State Street Small/Mid Cap Equity Index Portfolio	69,181	19,652,379
		125,167,729
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg High Yield Bond ETF	498,562	47,228,778
SPDR Portfolio Short Term Corporate Bond ETF (b)	913,249	27,196,555
SPDR Portfolio Short Term Treasury ETF (b)	3,695,524	107,354,972
State Street Aggregate Bond Index Portfolio	1,511,750	135,362,047
		317,142,352
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	6,565,085	122,044,930
INTERNATIONAL EQUITY — 11.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,174	78,444,835
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	774,983	33,874,507
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $694,017,194)		676,674,353
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	1,510,030	$ 1,510,030
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	11,750,425	$ 11,750,425
TOTAL SHORT-TERM INVESTMENTS (Cost $13,260,455)		$ 13,260,455
TOTAL INVESTMENTS — 101.7% (Cost $707,277,649)		689,934,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(11,435,713)
NET ASSETS — 100.0%		$ 678,499,095
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$676,674,353	$—	$—	$676,674,353
Short-Term Investments	13,260,455	—	—	13,260,455
TOTAL INVESTMENTS	$689,934,808	$—	$—	$689,934,808
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	5,817,678	$107,336,159	$ 21,969,450	$ 8,025,258	$ (537,909)	$ 1,302,488	6,565,085	$122,044,930	$ 4,133,275	$ —
SPDR Bloomberg High Yield Bond ETF	470,311	42,327,990	6,297,679	3,700,976	(734,789)	3,038,874	498,562	47,228,778	2,978,079	—
SPDR Dow Jones Global Real Estate ETF	739,733	30,255,080	6,966,605	5,780,709	1,053,351	1,380,180	774,983	33,874,507	1,231,045	—
SPDR Portfolio Short Term Corporate Bond ETF	811,155	23,831,734	5,901,316	2,869,539	122,543	210,501	913,249	27,196,555	1,049,105	—
SPDR Portfolio Short Term Treasury ETF	3,258,176	94,128,705	25,995,199	13,265,224	(841,763)	1,338,055	3,695,524	107,354,972	3,668,794	—
State Street Aggregate Bond Index Portfolio	1,360,309	119,108,667	22,815,491	9,475,452	(1,645,471)	4,558,812	1,511,750	135,362,047	4,131,503	—
State Street Equity 500 Index II Portfolio	270,595	94,183,377	11,967,268	23,184,933	10,526,769	12,022,869	243,572	105,515,350	1,577,269	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	686,917	68,932,082	10,734,580	9,811,352	2,198,412	6,391,113	696,174	78,444,835	2,298,013	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,262,531	2,262,531	101,538,947	102,291,448	—	—	1,510,030	1,510,030	83,432	—
State Street Navigator Securities Lending Portfolio II	5,800,100	5,800,100	1,124,332,348	1,118,382,023	—	—	11,750,425	11,750,425	212,410	—
State Street Small/Mid Cap Equity Index Portfolio	77,564	17,875,313	1,770,160	4,079,893	1,506,566	2,580,233	69,181	19,652,379	296,046	29,797
Total		$606,041,738	$1,340,289,043	$1,300,866,807	$ 11,647,709	$32,823,125		$689,934,808	$21,658,971	$29,797
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 19.9%
State Street Equity 500 Index II Portfolio	357,681	$ 154,947,545
State Street Small/Mid Cap Equity Index Portfolio	104,001	29,543,567
		184,491,112
DOMESTIC FIXED INCOME — 44.3%
SPDR Bloomberg High Yield Bond ETF	679,849	64,402,096
SPDR Portfolio Short Term Corporate Bond ETF	1,037,771	30,904,820
SPDR Portfolio Short Term Treasury ETF (b)	4,182,895	121,513,100
State Street Aggregate Bond Index Portfolio	2,147,084	192,249,874
		409,069,890
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	8,951,175	166,402,343
INTERNATIONAL EQUITY — 12.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,031,829	116,266,493
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	1,056,667	46,186,915
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $941,159,391)		922,416,753
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	1,975,020	$ 1,975,020
State Street Navigator Securities Lending Portfolio II (a)(e)	1,654,100	1,654,100
TOTAL SHORT-TERM INVESTMENTS (Cost $3,629,120)		$ 3,629,120
TOTAL INVESTMENTS — 100.2% (Cost $944,788,511)		926,045,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,076,947)
NET ASSETS — 100.0%		$ 923,968,926
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$922,416,753	$—	$—	$922,416,753
Short-Term Investments	3,629,120	—	—	3,629,120
TOTAL INVESTMENTS	$926,045,873	$—	$—	$926,045,873
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	8,273,632	$152,648,510	$ 25,056,288	$ 12,362,268	$ (373,659)	$ 1,433,472	8,951,175	$166,402,343	$ 5,729,527	$ —
SPDR Bloomberg High Yield Bond ETF	668,138	60,132,420	7,761,358	6,649,122	(522,835)	3,680,275	679,849	64,402,096	4,121,823	—
SPDR Dow Jones Global Real Estate ETF	1,050,807	42,978,006	7,953,010	8,003,931	(154,221)	3,414,051	1,056,667	46,186,915	1,695,268	—
SPDR Portfolio Short Term Corporate Bond ETF	791,506	23,254,446	10,442,860	3,138,659	(128,301)	474,474	1,037,771	30,904,820	1,087,276	—
SPDR Portfolio Short Term Treasury ETF	3,157,513	91,220,551	45,445,944	15,686,263	(965,634)	1,498,502	4,182,895	121,513,100	3,807,845	—
State Street Aggregate Bond Index Portfolio	2,055,317	179,963,571	22,534,728	14,411,451	(1,502,465)	5,665,491	2,147,084	192,249,874	6,036,979	—
State Street Equity 500 Index II Portfolio	443,382	154,323,478	10,619,178	45,222,138	14,433,805	20,793,222	357,681	154,947,545	2,369,179	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,145,581	114,958,995	12,404,007	24,865,827	6,857,916	6,911,402	1,031,829	116,266,493	3,488,780	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,100,349	3,100,349	147,526,295	148,651,624	—	—	1,975,020	1,975,020	96,570	—
State Street Navigator Securities Lending Portfolio II	16,506,800	16,506,800	1,255,798,120	1,270,650,820	—	—	1,654,100	1,654,100	323,350	—
State Street Small/Mid Cap Equity Index Portfolio	133,335	30,728,464	1,273,017	8,983,473	1,831,610	4,693,949	104,001	29,543,567	457,018	45,999
Total		$869,815,590	$1,546,814,805	$1,558,625,576	$19,476,216	$48,564,838		$926,045,873	$29,213,615	$45,999
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 27.5%
State Street Equity 500 Index II Portfolio	1,008,963	$ 437,082,762
State Street Small/Mid Cap Equity Index Portfolio	331,354	94,127,640
		531,210,402
DOMESTIC FIXED INCOME — 33.3%
SPDR Bloomberg High Yield Bond ETF	1,395,525	132,198,083
SPDR Portfolio Long Term Treasury ETF	657,207	19,072,147
SPDR Portfolio Short Term Corporate Bond ETF	666,982	19,862,724
SPDR Portfolio Short Term Treasury ETF	2,605,020	75,675,831
State Street Aggregate Bond Index Portfolio	4,440,931	397,641,018
		644,449,803
INFLATION LINKED — 16.4%
SPDR Bloomberg 1-10 Year TIPS ETF	17,011,764	316,248,693
INTERNATIONAL EQUITY — 17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,076,417	346,650,658
REAL ESTATE — 4.5%
SPDR Dow Jones Global Real Estate ETF	1,982,697	86,663,686
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,930,907,768)		1,925,223,242
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b)(c)	6,521,768	$ 6,521,768
TOTAL SHORT-TERM INVESTMENTS (Cost $6,521,768)		$ 6,521,768
TOTAL INVESTMENTS — 99.9% (Cost $1,937,429,536)		1,931,745,010
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,442,235
NET ASSETS — 100.0%		$ 1,933,187,245
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,925,223,242	$—	$—	$1,925,223,242
Short-Term Investments	6,521,768	—	—	6,521,768
TOTAL INVESTMENTS	$1,931,745,010	$—	$—	$1,931,745,010
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	12,920,261	$ 238,378,816	$ 84,857,232	$ 8,884,660	$ (731,107)	$ 2,628,412	17,011,764	$ 316,248,693	$ 9,818,508	$ —
SPDR Bloomberg High Yield Bond ETF	1,230,174	110,715,660	24,857,425	9,588,910	(721,008)	6,934,916	1,395,525	132,198,083	7,985,072	—
SPDR Dow Jones Global Real Estate ETF	1,607,015	65,726,914	23,175,361	8,300,089	(1,612,863)	7,674,363	1,982,697	86,663,686	2,864,506	—
SPDR Portfolio Intermediate Term Treasury ETF	343,119	9,689,681	500,415	10,396,255	(418,152)	624,311	—	—	40,908	—
SPDR Portfolio Long Term Treasury ETF	779,970	22,642,529	8,240,294	11,405,561	(5,417,351)	5,012,236	657,207	19,072,147	839,965	—
SPDR Portfolio Short Term Corporate Bond ETF	396,337	11,644,381	8,207,815	200,312	(13,242)	224,082	666,982	19,862,724	623,856	—
SPDR Portfolio Short Term Treasury ETF	1,500,728	43,356,032	43,122,912	11,107,832	(649,983)	954,702	2,605,020	75,675,831	2,086,941	—
State Street Aggregate Bond Index Portfolio	3,782,953	331,235,396	76,135,144	18,097,517	(2,433,435)	10,801,430	4,440,931	397,641,018	11,717,330	—
State Street Equity 500 Index II Portfolio	1,128,439	392,764,383	42,579,163	91,967,125	27,236,443	66,469,898	1,008,963	437,082,762	6,515,744	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,126,177	313,711,813	47,907,232	53,959,503	9,757,161	29,233,955	3,076,417	346,650,658	10,182,173	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,745,254	5,745,254	278,127,780	277,351,266	—	—	6,521,768	6,521,768	226,330	—
State Street Navigator Securities Lending Portfolio II	28,517,300	28,517,300	1,767,669,092	1,796,186,392	—	—	—	—	583,217	—
State Street Small/Mid Cap Equity Index Portfolio	383,709	88,429,576	6,266,624	20,349,999	1,584,070	18,197,369	331,354	94,127,640	1,423,363	143,261
Total		$1,662,557,735	$ 2,411,646,489	$2,317,795,421	$26,580,533	$148,755,674		$1,931,745,010	$54,907,913	$143,261
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 35.4%
State Street Equity 500 Index II Portfolio	1,774,225	$ 768,594,072
State Street Small/Mid Cap Equity Index Portfolio	661,403	187,884,848
		956,478,920
DOMESTIC FIXED INCOME — 29.5%
SPDR Bloomberg High Yield Bond ETF	1,694,418	160,512,217
SPDR Portfolio Long Term Treasury ETF (b)	5,344,801	155,106,125
State Street Aggregate Bond Index Portfolio	5,383,130	482,005,414
		797,623,756
INFLATION LINKED — 7.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	11,144,283	207,172,221
INTERNATIONAL EQUITY — 25.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,003,004	676,418,503
REAL ESTATE — 2.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,231,580	53,832,362
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,625,901,812)		2,691,525,762
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	7,488,435	$ 7,488,435
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	3,111,730	$ 3,111,730
TOTAL SHORT-TERM INVESTMENTS (Cost $10,600,165)		$ 10,600,165
TOTAL INVESTMENTS — 99.9% (Cost $2,636,501,977)		2,702,125,927
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,980,369
NET ASSETS — 100.0%		$ 2,704,106,296
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,691,525,762	$—	$—	$2,691,525,762
Short-Term Investments	10,600,165	—	—	10,600,165
TOTAL INVESTMENTS	$2,702,125,927	$—	$—	$2,702,125,927
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg 1-10 Year TIPS ETF	6,335,035	$ 116,881,396	$ 96,427,640	$ 7,195,244	$ (894,451)	$ 1,952,880	11,144,283	$ 207,172,221	$ 5,660,957	$ —
SPDR Bloomberg High Yield Bond ETF	1,292,315	116,308,350	43,240,510	6,129,914	(940,047)	8,033,318	1,694,418	160,512,217	9,154,497	—
SPDR Dow Jones Global Real Estate ETF	748,664	30,620,357	21,022,072	1,399,904	49,612	3,540,225	1,231,580	53,832,362	1,575,110	—
SPDR Portfolio Intermediate Term Treasury ETF	1,492,852	42,158,141	3,505,061	46,545,018	(3,052,067)	3,933,883	—	—	182,325	—
SPDR Portfolio Long Term Treasury ETF	3,251,670	94,395,980	90,703,441	28,952,936	(15,209,497)	14,169,137	5,344,801	155,106,125	4,694,203	—
State Street Aggregate Bond Index Portfolio	3,786,628	331,557,133	147,305,939	6,294,366	(634,278)	10,070,986	5,383,130	482,005,414	13,077,467	—
State Street Equity 500 Index II Portfolio	1,732,308	602,947,252	118,579,299	106,400,567	36,457,904	117,010,184	1,774,225	768,594,072	11,335,839	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,309,254	532,783,617	125,012,878	50,545,977	3,540,726	65,627,259	6,003,004	676,418,503	19,615,127	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,696,145	6,696,145	333,680,204	332,887,914	—	—	7,488,435	7,488,435	345,040	—
State Street Navigator Securities Lending Portfolio II	2,733,800	2,733,800	1,320,507,582	1,320,129,652	—	—	3,111,730	3,111,730	546,097	—
State Street Small/Mid Cap Equity Index Portfolio	668,792	154,129,682	25,740,802	28,999,999	2,430,314	34,584,049	661,403	187,884,848	2,803,989	282,221
Total		$2,031,211,853	$2,325,725,428	$1,935,481,491	$ 21,748,216	$258,921,921		$2,702,125,927	$68,990,651	$282,221
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 40.7%
State Street Equity 500 Index II Portfolio	1,900,867	$ 823,455,798
State Street Small/Mid Cap Equity Index Portfolio	807,964	229,518,267
		1,052,974,065
DOMESTIC FIXED INCOME — 28.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,153,301	109,252,204
SPDR Portfolio Long Term Treasury ETF	8,627,707	250,376,057
State Street Aggregate Bond Index Portfolio	4,255,612	381,047,454
		740,675,715
INTERNATIONAL EQUITY — 30.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,967,396	785,086,223
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,474,648,164)		2,578,736,003
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	5,584,046	$ 5,584,046
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	9,389,600	$ 9,389,600
TOTAL SHORT-TERM INVESTMENTS (Cost $14,973,646)		$ 14,973,646
TOTAL INVESTMENTS — 100.2% (Cost $2,489,621,810)		2,593,709,649
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,116,122)
NET ASSETS — 100.0%		$ 2,588,593,527
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,578,736,003	$—	$—	$2,578,736,003
Short-Term Investments	14,973,646	—	—	14,973,646
TOTAL INVESTMENTS	$2,593,709,649	$—	$—	$2,593,709,649
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	792,819	$ 71,353,710	$ 36,992,166	$ 3,685,104	$ (82,512)	$ 4,673,944	1,153,301	$ 109,252,204	$ 5,888,116	$ —
SPDR Portfolio Intermediate Term Treasury ETF	1,993,889	56,307,425	4,604,290	62,096,795	(5,004,368)	6,189,448	—	—	242,736	—
SPDR Portfolio Long Term Treasury ETF	4,399,864	127,728,052	142,953,664	19,254,840	(10,397,841)	9,347,022	8,627,707	250,376,057	6,889,980	—
State Street Aggregate Bond Index Portfolio	2,974,986	260,489,780	120,724,377	7,500,000	(948,417)	8,281,714	4,255,612	381,047,454	10,252,989	—
State Street Equity 500 Index II Portfolio	1,771,060	616,435,237	135,448,579	87,959,971	35,372,313	124,159,640	1,900,867	823,455,798	11,935,429	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,802,214	582,252,234	167,444,288	41,924,335	5,130,218	72,183,818	6,967,396	785,086,223	22,327,794	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,723,726	6,723,726	304,772,276	305,911,956	—	—	5,584,046	5,584,046	331,817	—
State Street Navigator Securities Lending Portfolio II	—	—	1,049,026,474	1,039,636,874	—	—	9,389,600	9,389,600	358,394	—
State Street Small/Mid Cap Equity Index Portfolio	780,015	179,762,155	34,993,616	29,399,999	3,833,290	40,329,205	807,964	229,518,267	3,371,192	339,310
Total		$1,901,052,319	$1,996,959,730	$1,597,369,874	$ 27,902,683	$265,164,791		$2,593,709,649	$61,598,447	$339,310
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 44.9%
State Street Equity 500 Index II Portfolio	1,872,184	$ 811,030,296
State Street Small/Mid Cap Equity Index Portfolio	911,585	258,953,809
		1,069,984,105
DOMESTIC FIXED INCOME — 21.2%
SPDR Bloomberg High Yield Bond ETF (b)	238,476	22,590,831
SPDR Portfolio Long Term Treasury ETF (b)	7,969,164	231,265,139
State Street Aggregate Bond Index Portfolio	2,799,984	250,710,560
		504,566,530
INTERNATIONAL EQUITY — 33.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,079,825	797,754,626
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,243,312,695)		2,372,305,261
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	6,932,662	$ 6,932,662
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	16,073,500	$ 16,073,500
TOTAL SHORT-TERM INVESTMENTS (Cost $23,006,162)		$ 23,006,162
TOTAL INVESTMENTS — 100.5% (Cost $2,266,318,857)		2,395,311,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(11,491,552)
NET ASSETS — 100.0%		$ 2,383,819,871
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,372,305,261	$—	$—	$2,372,305,261
Short-Term Investments	23,006,162	—	—	23,006,162
TOTAL INVESTMENTS	$ 2,395,311,423	$—	$—	$ 2,395,311,423
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Bloomberg High Yield Bond ETF	—	$ —	$ 22,177,896	$ 100,170	$ 193	$ 512,912	238,476	$ 22,590,831	$ 597,726	$ —
SPDR Portfolio Intermediate Term Treasury ETF	1,774,889	50,122,865	4,603,528	55,773,543	(4,142,196)	5,189,346	—	—	217,996	—
SPDR Portfolio Long Term Treasury ETF	3,917,461	113,723,893	146,795,154	28,344,043	(12,830,710)	11,920,845	7,969,164	231,265,139	6,258,336	—
State Street Aggregate Bond Index Portfolio	1,924,772	168,533,020	80,794,704	3,400,000	(502,993)	5,285,829	2,799,984	250,710,560	6,705,935	—
State Street Equity 500 Index II Portfolio	1,684,296	586,236,239	149,419,591	78,434,447	30,477,199	123,331,714	1,872,184	811,030,296	11,712,285	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,704,461	572,442,667	185,172,523	36,328,821	4,383,461	72,084,796	7,079,825	797,754,626	22,624,563	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,519,088	5,519,088	295,209,819	293,796,245	—	—	6,932,662	6,932,662	291,239	—
State Street Navigator Securities Lending Portfolio II	8,617,679	8,617,679	450,798,965	443,343,144	—	—	16,073,500	16,073,500	58,785	—
State Street Small/Mid Cap Equity Index Portfolio	850,939	196,107,409	45,250,666	31,242,392	3,700,621	45,137,505	911,585	258,953,809	3,794,992	381,965
Total		$1,701,302,860	$1,380,222,846	$970,762,805	$ 21,085,575	$263,462,947		$2,395,311,423	$52,261,857	$381,965
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 48.2%
State Street Equity 500 Index II Portfolio	1,728,524	$ 748,796,715
State Street Small/Mid Cap Equity Index Portfolio	970,156	275,592,158
		1,024,388,873
DOMESTIC FIXED INCOME — 15.7%
SPDR Portfolio Long Term Treasury ETF (b)	7,134,950	207,056,249
State Street Aggregate Bond Index Portfolio	1,423,232	127,436,222
		334,492,471
INTERNATIONAL EQUITY — 35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,774,838	763,388,768
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,993,417,214)		2,122,270,112
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	7,085,225	$ 7,085,225
State Street Navigator Securities Lending Portfolio II (a)(e)	189,000	189,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,274,225)		$ 7,274,225
TOTAL INVESTMENTS — 100.1% (Cost $2,000,691,439)		2,129,544,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,391,944)
NET ASSETS — 100.0%		$ 2,127,152,393

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 2,122,270,112	$—	$—	$ 2,122,270,112
Short-Term Investments	7,274,225	—	—	7,274,225
TOTAL INVESTMENTS	$2,129,544,337	$—	$—	$2,129,544,337
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	1,550,409	$ 43,783,550	$ 4,344,315	$ 49,053,469	$ (3,331,771)	$ 4,257,375	—	$ —	$ 190,353	$ —
SPDR Portfolio Long Term Treasury ETF	3,411,025	99,022,056	121,471,032	12,553,018	(6,710,431)	5,826,610	7,134,950	207,056,249	5,544,269	—
State Street Aggregate Bond Index Portfolio	834,968	73,109,809	54,071,508	2,100,000	(379,321)	2,734,226	1,423,232	127,436,222	3,171,508	—
State Street Equity 500 Index II Portfolio	1,497,510	521,223,330	147,454,013	59,617,314	22,657,379	117,079,307	1,728,524	748,796,715	10,732,307	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,274,484	529,294,411	196,549,483	34,522,233	4,057,418	68,009,689	6,774,838	763,388,768	21,510,841	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,992,307	5,992,307	250,272,173	249,179,255	—	—	7,085,225	7,085,225	281,342	—
State Street Navigator Securities Lending Portfolio II	4,208,306	4,208,306	380,665,642	384,684,948	—	—	189,000	189,000	7,858	—
State Street Small/Mid Cap Equity Index Portfolio	873,245	201,248,112	53,094,786	30,200,000	3,421,987	48,027,273	970,156	275,592,158	4,009,841	403,590
Total		$1,477,881,881	$1,207,922,952	$821,910,237	$19,715,261	$245,934,480		$2,129,544,337	$45,448,319	$403,590
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 51.1%
State Street Equity 500 Index II Portfolio	1,459,541	$ 632,273,088
State Street Small/Mid Cap Equity Index Portfolio	951,075	270,171,978
		902,445,066
DOMESTIC FIXED INCOME — 10.8%
SPDR Portfolio Long Term Treasury ETF (b)	5,933,907	172,201,981
State Street Aggregate Bond Index Portfolio	197,583	17,691,586
		189,893,567
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,969,145	672,603,207
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,651,020,971)		1,764,941,840
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	5,978,650	$ 5,978,650
State Street Navigator Securities Lending Portfolio II (a)(e)	258,000	258,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,236,650)		$ 6,236,650
TOTAL INVESTMENTS — 100.3% (Cost $1,657,257,621)		1,771,178,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(5,813,430)
NET ASSETS — 100.0%		$ 1,765,365,060

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,764,941,840	$—	$—	$1,764,941,840
Short-Term Investments	6,236,650	—	—	6,236,650
TOTAL INVESTMENTS	$1,771,178,490	$—	$—	$1,771,178,490
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	1,195,512	$ 33,761,259	$ 4,179,634	$ 38,655,137	$ (2,561,790)	$ 3,276,034	—	$ —	$ 149,535	$ —
SPDR Portfolio Long Term Treasury ETF	2,634,340	76,474,891	109,579,203	13,421,893	(6,074,163)	5,643,943	5,933,907	172,201,981	4,476,838	—
State Street Aggregate Bond Index Portfolio	—	—	17,421,489	—	—	270,097	197,583	17,691,586	221,490	—
State Street Equity 500 Index II Portfolio	1,171,429	407,727,733	148,901,024	37,756,231	11,965,217	101,435,345	1,459,541	632,273,088	9,047,058	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,317,162	433,227,206	200,891,476	22,107,810	1,658,864	58,933,471	5,969,145	672,603,207	18,925,626	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,200,301	4,200,301	236,376,589	234,598,240	—	—	5,978,650	5,978,650	251,735	—
State Street Navigator Securities Lending Portfolio II	—	—	186,056,635	185,798,635	—	—	258,000	258,000	3,616	—
State Street Small/Mid Cap Equity Index Portfolio	794,123	183,013,633	62,876,957	24,499,999	2,285,476	46,495,911	951,075	270,171,978	3,923,345	394,884
Total		$1,138,405,023	$966,283,007	$556,837,945	$ 7,273,604	$216,054,801		$1,771,178,490	$36,999,243	$394,884
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	1,043,530	$ 452,057,096
State Street Small/Mid Cap Equity Index Portfolio	701,321	199,224,256
		651,281,352
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	4,233,444	122,854,545
INTERNATIONAL EQUITY — 38.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,305,375	485,129,629
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,187,564,124)		1,259,265,526
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b)(c) (Cost $5,187,179)	5,187,179	5,187,179
TOTAL SHORT-TERM INVESTMENT (Cost $5,187,179)		$ 5,187,179
TOTAL INVESTMENTS — 100.5% (Cost $1,192,751,303)		1,264,452,705
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,876,220)
NET ASSETS — 100.0%		$ 1,257,576,485

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,259,265,526	$—	$—	$1,259,265,526
Short-Term Investment	5,187,179	—	—	5,187,179
TOTAL INVESTMENTS	$1,264,452,705	$—	$—	$1,264,452,705
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	822,475	$ 23,226,694	$ 3,401,937	$ 27,125,935	$(1,474,139)	$ 1,971,443	—	$ —	$ 103,121	$ —
SPDR Portfolio Long Term Treasury ETF	1,807,688	52,477,182	76,466,977	5,766,787	(2,838,134)	2,515,307	4,233,444	122,854,545	3,159,901	—
State Street Equity 500 Index II Portfolio	801,715	279,044,897	119,999,967	27,023,838	7,480,989	72,555,081	1,043,530	452,057,096	6,436,853	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,956,344	296,669,141	161,084,537	15,398,244	1,235,106	41,539,089	4,305,375	485,129,629	13,566,722	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,350,884	3,350,884	174,019,641	172,183,346	—	—	5,187,179	5,187,179	187,432	—
State Street Navigator Securities Lending Portfolio II	—	—	129,447,902	129,447,902	—	—	—	—	2,727	—
State Street Small/Mid Cap Equity Index Portfolio	543,319	125,213,342	53,359,131	14,369,997	1,361,546	33,660,234	701,321	199,224,256	2,857,506	287,607
Total		$779,982,140	$717,780,092	$391,316,049	$ 5,765,368	$152,241,154		$1,264,452,705	$26,314,262	$287,607
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	650,468	$ 281,782,946
State Street Small/Mid Cap Equity Index Portfolio	437,252	124,210,122
		405,993,068
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	2,638,937	76,581,952
INTERNATIONAL EQUITY — 38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,684,600	302,500,735
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $740,282,885)		785,075,755
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b)(c)	2,700,171	$ 2,700,171
TOTAL SHORT-TERM INVESTMENTS (Cost $2,700,171)		$ 2,700,171
TOTAL INVESTMENTS — 100.3% (Cost $742,983,056)		787,775,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,117,845)
NET ASSETS — 100.0%		$ 785,658,081

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$785,075,755	$—	$—	$785,075,755
Short-Term Investments	2,700,171	—	—	2,700,171
TOTAL INVESTMENTS	$787,775,926	$—	$—	$787,775,926
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	460,560	$ 13,006,215	$ 2,069,492	$ 15,353,798	$ (711,168)	$ 989,259	—	$ —	$ 57,521	$ —
SPDR Portfolio Long Term Treasury ETF	1,011,237	29,356,210	53,389,616	6,156,299	(2,878,898)	2,871,323	2,638,937	76,581,952	1,890,504	—
State Street Equity 500 Index II Portfolio	448,144	155,980,834	91,322,826	12,518,147	3,785,569	43,211,864	650,468	281,782,946	4,003,236	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,652,550	165,833,406	117,300,924	5,578,804	89,417	24,855,792	2,684,600	302,500,735	8,437,079	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,404,245	2,404,245	137,398,826	137,102,900	—	—	2,700,171	2,700,171	124,265	—
State Street Navigator Securities Lending Portfolio II	—	—	93,531,072	93,531,072	—	—	—	—	4,499	—
State Street Small/Mid Cap Equity Index Portfolio	303,292	69,896,645	40,916,589	7,490,000	1,316,783	19,570,105	437,252	124,210,122	1,777,327	178,887
Total		$436,477,555	$535,929,345	$277,731,020	$ 1,601,703	$91,498,343		$787,775,926	$16,294,431	$178,887
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	169,129	$ 73,266,623
State Street Small/Mid Cap Equity Index Portfolio	113,684	32,294,264
		105,560,887
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	686,009	19,907,981
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	697,865	78,635,396
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $191,511,269)		204,104,264
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (b)(c) (Cost $722,660)	722,660	722,660
TOTAL SHORT-TERM INVESTMENT (Cost $722,660)		$ 722,660
TOTAL INVESTMENTS — 100.0% (Cost $192,233,929)		204,826,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(71,301)
NET ASSETS — 100.0%		$ 204,755,623

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$204,104,264	$—	$—	$204,104,264
Short-Term Investment	722,660	—	—	722,660
TOTAL INVESTMENTS	$204,826,924	$—	$—	$204,826,924
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income	Capital Gains Distributions
SPDR Portfolio Intermediate Term Treasury ETF	98,768	$ 2,789,209	$ 674,472	$ 3,523,482	$ (83,758)	$ 143,559	—	$ —	$ 12,673	$ —
SPDR Portfolio Long Term Treasury ETF	217,010	6,299,800	14,989,062	1,475,878	(554,494)	649,491	686,009	19,907,981	458,366	—
State Street Equity 500 Index II Portfolio	96,221	33,490,537	31,830,112	3,258,623	99,094	11,105,503	169,129	73,266,623	1,028,979	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	354,823	35,606,453	38,251,457	1,143,054	(187,869)	6,108,409	697,865	78,635,396	2,168,465	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,771	466,771	38,861,295	38,605,406	—	—	722,660	722,660	33,882	—
State Street Navigator Securities Lending Portfolio II	2,361,615	2,361,615	25,638,206	27,999,821	—	—	—	—	1,065	—
State Street Small/Mid Cap Equity Index Portfolio	65,163	15,017,488	14,108,884	1,940,001	(646,337)	5,754,230	113,684	32,294,264	456,897	45,987
Total		$96,031,873	$164,353,488	$77,946,265	$(1,373,364)	$23,761,192		$204,826,924	$4,160,327	$45,987
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$689,934,808	$926,045,873	$1,931,745,010	$2,702,125,927
Cash	—	—	46	601,054
Receivable for investments sold	10,082,468	20,693,130	43,048,558	51,483,406
Receivable for fund shares sold	520,978	642,956	4,721,170	8,742,863
Dividends receivable — affiliated issuers	13,385	7,334	19,227	27,303
Securities lending income receivable — unaffiliated issuers	323	112	—	95
Securities lending income receivable — affiliated issuers	2,693	2,231	—	566
Receivable from Adviser	79,904	90,367	204,602	231,680
Prepaid expenses and other assets	1,104	1,517	3,067	4,094
TOTAL ASSETS	700,635,663	947,483,520	1,979,741,680	2,763,216,988
LIABILITIES
Due to custodian	7,058	—	—	—
Payable upon return of securities loaned	11,750,425	1,654,100	—	3,111,730
Payable for investments purchased	10,044,081	20,681,656	45,745,825	54,211,870
Payable for fund shares repurchased	173,681	986,793	501,347	1,354,128
Advisory fee payable	28,378	38,675	79,972	111,588
Custodian fees payable	8,895	9,030	8,729	8,825
Administration fees payable	28,789	39,062	80,296	111,883
Distribution fees payable	691	2,761	2,736	6,793
Trustees’ fees and expenses payable	65	95	174	215
Transfer agent fees payable	30,845	28,845	42,253	48,412
Sub-transfer agent fee payable	9,867	7,682	7,582	18,704
Registration and filing fees payable	8,880	17,067	28,558	65,709
Professional fees payable	37,858	37,972	38,477	38,783
Printing and postage fees payable	7,039	10,834	18,441	21,990
Accrued expenses and other liabilities	16	22	45	62
TOTAL LIABILITIES	22,136,568	23,514,594	46,554,435	59,110,692
NET ASSETS	$678,499,095	$923,968,926	$1,933,187,245	$2,704,106,296
NET ASSETS CONSIST OF:
Paid-in capital	$699,210,233	$947,169,388	$1,947,330,448	$2,656,395,589
Total distributable earnings (loss)	(20,711,138)	(23,200,462)	(14,143,203)	47,710,707
NET ASSETS	$678,499,095	$923,968,926	$1,933,187,245	$2,704,106,296
Class I
Net Assets	$ 3,274,688	$ 3,819,803	$ 9,937,618	$ 20,488,122
Shares Outstanding	310,412	361,343	855,347	1,648,105
Net asset value, offering and redemption price per share	$ 10.55	$ 10.57	$ 11.62	$ 12.43
Class K
Net Assets	$671,981,852	$ 907,428,111	$1,910,010,615	$2,651,799,262
Shares Outstanding	63,313,840	85,220,717	162,918,509	212,027,364
Net asset value, offering and redemption price per share	$ 10.61	$ 10.65	$ 11.72	$ 12.51
Class R3
Net Assets	$ 3,242,555	$ 12,721,012	$ 13,239,012	$ 31,818,912
Shares Outstanding	305,296	1,193,758	1,127,971	2,541,241
Net asset value, offering and redemption price per share	$ 10.62	$ 10.66	$ 11.74	$ 12.52
COST OF INVESTMENTS:
Investments in affiliated issuers	707,277,649	944,788,511	1,937,429,536	2,636,501,977
* Includes investments in securities on loan, at value	$ 14,871,990	$ 1,615,180	$ —	$ 3,083,740
See accompanying notes to financial statements.
60

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$2,593,709,649	$ 2,395,311,423	$2,129,544,337	$1,771,178,490	$1,264,452,705	$787,775,926	$204,826,924
—	—	—	—	—	—	—
31,535,274	27,346,329	21,658,131	16,970,494	9,878,107	6,465,719	1,666,394
5,444,106	7,632,745	2,204,723	2,171,873	1,912,918	1,502,014	875,773
27,641	22,794	24,277	21,891	18,026	10,677	3,396
—	—	45	191	—	—	—
895	700	1,085	572	428	—	—
167,537	141,097	132,049	124,458	102,520	87,360	38,112
3,906	3,532	3,144	2,511	1,777	1,037	245
2,630,889,008	2,430,458,620	2,153,567,791	1,790,470,480	1,276,366,481	795,842,733	207,410,844

—	—	—	—	—	—	—
9,389,600	16,073,500	189,000	258,000	—	—	—
31,176,877	29,532,955	24,461,679	19,454,604	12,610,113	7,612,382	1,982,500
1,318,717	641,221	1,396,011	5,044,423	5,906,754	2,349,392	590,364
106,313	97,599	87,105	72,315	51,478	32,037	8,251
8,810	8,849	8,810	8,844	8,795	8,904	8,918
106,537	97,802	87,232	72,378	51,542	32,100	8,251
3,240	5,400	3,293	4,408	2,582	1,181	115
197	176	150	113	74	39	7
53,879	54,282	57,799	57,678	58,551	63,358	20,068
8,824	14,517	8,911	11,639	6,996	3,142	1,199
63,765	56,244	61,900	71,681	47,937	40,653	14,992
38,779	38,631	38,543	38,329	38,114	37,853	19,897
19,884	17,519	14,918	10,972	7,032	3,594	654
59	54	47	36	28	17	5
42,295,481	46,638,749	26,415,398	25,105,420	18,789,996	10,184,652	2,655,221
$2,588,593,527	$2,383,819,871	$2,127,152,393	$1,765,365,060	$1,257,576,485	$785,658,081	$204,755,623

$2,502,881,350	$2,275,588,443	$2,013,580,033	$1,663,626,060	$1,192,375,864	$745,533,792	$194,475,322
85,712,177	108,231,428	113,572,360	101,739,000	65,200,621	40,124,289	10,280,301
$2,588,593,527	$2,383,819,871	$2,127,152,393	$1,765,365,060	$1,257,576,485	$785,658,081	$204,755,623

$ 6,801,186	$ 5,479,166	$ 3,303,947	$ 3,336,389	$ 1,838,324	$ 852,778	$ 300,595
520,642	411,664	238,863	241,403	129,138	58,996	21,532
$ 13.06	$ 13.31	$ 13.83	$ 13.82	$ 14.24	$ 14.45	$ 13.96

$2,566,603,579	$2,352,247,675	$2,108,582,164	$1,740,744,384	$1,243,394,422	$779,090,210	$203,873,440
194,497,178	174,498,189	151,578,848	124,604,948	86,832,252	53,702,384	14,601,449
$ 13.20	$ 13.48	$ 13.91	$ 13.97	$ 14.32	$ 14.51	$ 13.96

$ 15,188,762	$ 26,093,030	$ 15,266,282	$ 21,284,287	$ 12,343,739	$ 5,715,093	$ 581,588
1,149,993	1,933,832	1,096,492	1,522,552	861,497	393,893	41,558
$ 13.21	$ 13.49	$ 13.92	$ 13.98	$ 14.33	$ 14.51	$ 13.99

2,489,621,810	2,266,318,857	2,000,691,439	1,657,257,621	1,192,751,303	742,983,056	192,233,929
$ 9,169,864	$ 15,634,255	$ 182,826	$ 249,572	$ —	$ —	$ —
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$21,446,561	$28,890,265	$ 54,324,696	$ 68,444,554
Unaffiliated securities lending income	32,447	7,325	37,122	98,047
Affiliated securities lending income	212,410	323,350	583,217	546,097
TOTAL INVESTMENT INCOME (LOSS)	21,691,418	29,220,940	54,945,035	69,088,698
EXPENSES
Advisory fee	321,223	446,410	889,000	1,184,698
Administration fees	321,223	446,410	889,000	1,184,698
Sub-transfer agent fee
Class I	3,040	5,119	10,523	28,671
Class R3	7,187	33,197	29,389	74,775
Distribution fees
Class R3	7,187	33,197	29,389	74,775
Custodian fees	53,323	51,878	51,214	51,957
Trustees’ fees and expenses	27,179	29,686	37,987	42,974
Transfer agent fees	160,680	148,948	215,076	245,510
Registration and filing fees	68,290	83,852	107,079	146,399
Professional fees	34,371	35,687	40,276	43,218
Printing and postage fees	7,720	—	15,569	25,901
Insurance expense	2,137	3,006	5,778	7,381
Miscellaneous expenses	4,210	4,448	5,428	7,447
TOTAL EXPENSES	1,017,770	1,321,838	2,325,708	3,118,404
Expenses waived/reimbursed by the Adviser	(1,095,438)	(1,377,105)	(2,359,531)	(2,494,736)
NET EXPENSES	(77,668)	(55,267)	(33,823)	623,668
NET INVESTMENT INCOME (LOSS)	$21,769,086	$29,276,207	$ 54,978,858	$ 68,465,030
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	11,647,709	19,476,216	26,580,533	21,748,216
Capital gain distributions — affiliated issuers	29,797	45,999	143,261	282,221
Net realized gain (loss)	11,677,506	19,522,215	26,723,794	22,030,437
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	32,823,125	48,564,838	148,755,674	258,921,921
NET REALIZED AND UNREALIZED GAIN (LOSS)	44,500,631	68,087,053	175,479,468	280,952,358
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$66,269,717	$97,363,260	$230,458,326	$349,417,388
See accompanying notes to financial statements.
62

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 61,240,053	$ 52,203,072	$ 45,440,461	$ 36,995,627	$ 26,311,535	$ 16,289,932	$ 4,159,262
32,172	1,148	—	191	—	—	836
358,394	58,785	7,858	3,616	2,727	4,499	1,065
61,630,619	52,263,005	45,448,319	36,999,434	26,314,262	16,294,431	4,161,163

1,118,615	1,014,793	898,356	722,183	508,473	300,756	71,749
1,118,615	1,014,793	898,356	722,183	508,473	300,756	71,749

8,167	6,775	3,593	4,355	2,282	913	491
35,155	59,725	33,454	44,003	26,548	11,094	886

35,154	59,724	33,454	44,003	26,548	11,094	886
51,658	51,657	51,602	51,441	51,623	51,944	54,343
41,675	39,609	37,363	33,918	30,001	26,146	22,028
272,255	275,286	293,986	296,356	298,962	325,289	93,592
153,694	131,597	144,147	152,174	114,756	104,974	68,106
42,602	41,477	40,304	38,430	36,242	34,067	24,008
25,048	21,580	20,262	16,598	11,829	8,241	4,795
6,891	6,184	5,388	4,177	2,873	1,602	342
7,182	6,713	6,217	5,570	4,799	3,740	3,111
2,916,711	2,729,913	2,466,482	2,135,391	1,623,409	1,180,616	416,086
(1,909,785)	(1,515,831)	(1,405,992)	(1,263,073)	(1,015,829)	(835,104)	(337,606)
1,006,926	1,214,082	1,060,490	872,318	607,580	345,512	78,480
$ 60,623,693	$ 51,048,923	$ 44,387,829	$ 36,127,116	$ 25,706,682	$ 15,948,919	$ 4,082,683

27,902,683	21,085,575	19,715,261	7,273,604	5,765,368	1,601,703	(1,373,364)
339,310	381,965	403,590	394,884	287,607	178,887	45,987
28,241,993	21,467,540	20,118,851	7,668,488	6,052,975	1,780,590	(1,327,377)

265,164,791	263,462,947	245,934,480	216,054,801	152,241,154	91,498,343	23,761,192
293,406,784	284,930,487	266,053,331	223,723,289	158,294,129	93,278,933	22,433,815
$354,030,477	$335,979,410	$310,441,160	$259,850,405	$ 184,000,811	$109,227,852	$26,516,498
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,769,086	$ 17,928,050	$ 29,276,207	$ 25,958,823
Net realized gain (loss)	11,677,506	7,340,857	19,522,215	14,813,962
Net change in unrealized appreciation/depreciation	32,823,125	(105,928,592)	48,564,838	(175,045,341)
Net increase (decrease) in net assets resulting from operations	66,269,717	(80,659,685)	97,363,260	(134,272,556)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(163,266)	(35,572)	(197,411)	(185,423)
Class K	(34,135,067)	(29,421,392)	(47,803,562)	(58,896,838)
Class R3 (a)	(149,506)	(113,406)	(634,922)	(869,185)
Total distributions to shareholders	(34,447,839)	(29,570,370)	(48,635,895)	(59,951,446)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	2,380,460	326,097	2,988,394	998,663
Reinvestment of distributions	160,526	33,162	197,411	185,423
Cost of shares redeemed	(89,237)	(412,360)	(2,229,862)	(941,505)
Net increase (decrease) from capital share transactions	2,451,749	(53,101)	955,943	242,581
Class K
Proceeds from sale of shares sold	145,941,870	180,305,760	165,177,373	219,121,410
Reinvestment of distributions	34,065,938	29,355,529	47,669,081	58,752,520
Cost of shares redeemed	(135,811,238)	(139,071,407)	(189,056,186)	(238,345,755)
Net increase (decrease) from capital share transactions	44,196,570	70,589,882	23,790,268	39,528,175
Class R3 (a)
Proceeds from sale of shares sold	821,837	4,183,115	1,518,166	18,734,724
Reinvestment of distributions	149,506	113,406	634,922	869,185
Cost of shares redeemed	(415,070)	(1,350,422)	(3,096,876)	(4,094,046)
Net increase (decrease) from capital share transactions	556,273	2,946,099	(943,788)	15,509,863
Net increase (decrease) in net assets from beneficial interest transactions	47,204,592	73,482,880	23,802,423	55,280,619
Net increase (decrease) in net assets during the period	79,026,470	(36,747,175)	72,529,788	(138,943,383)
Net assets at beginning of period	599,472,625	636,219,800	851,439,138	990,382,521
NET ASSETS AT END OF PERIOD	$ 678,499,095	$ 599,472,625	$ 923,968,926	$ 851,439,138
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	231,561	29,598	289,899	86,678
Reinvestment of distributions	15,187	3,323	18,641	18,635
Shares redeemed	(8,540)	(36,138)	(212,525)	(85,968)
Net increase (decrease) from share transactions	238,208	(3,217)	96,015	19,345
Class K
Shares sold	13,883,704	16,192,457	15,677,202	19,132,889
Reinvestment of distributions	3,201,686	2,926,773	4,467,580	5,869,383
Shares redeemed	(12,866,261)	(12,630,632)	(17,885,167)	(20,960,866)
Net increase (decrease) from share transactions	4,219,129	6,488,598	2,259,615	4,041,406
Class R3 (a)
Shares sold	77,644	365,861	143,997	1,575,005
Reinvestment of distributions	14,051	11,295	59,450	86,745
Shares redeemed	(38,823)	(124,732)	(293,016)	(378,423)
Net increase (decrease) from share transactions	52,872	252,424	(89,569)	1,283,327

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
64

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

$ 54,978,858	$ 44,638,970	$ 68,465,030	$ 45,525,281	$ 60,623,693	$ 36,171,946
26,723,794	21,812,812	22,030,437	24,382,340	28,241,993	12,237,061
148,755,674	(347,616,386)	258,921,921	(447,896,136)	265,164,791	(409,410,369)
230,458,326	(281,164,604)	349,417,388	(377,988,515)	354,030,477	(361,001,362)

(433,484)	(223,978)	(1,025,628)	(377,376)	(260,876)	(178,907)
(84,857,628)	(100,834,745)	(106,193,974)	(110,081,386)	(101,015,457)	(96,167,216)
(527,173)	(692,022)	(1,152,760)	(1,386,511)	(535,404)	(583,439)
(85,818,285)	(101,750,745)	(108,372,362)	(111,845,273)	(101,811,737)	(96,929,562)

7,732,646	1,252,788	18,976,366	1,084,293	3,778,020	849,023
433,484	223,978	1,025,628	377,376	260,876	178,907
(2,454,198)	(2,167,015)	(8,440,102)	(1,544,205)	(1,379,561)	(1,287,164)
5,711,932	(690,249)	11,561,892	(82,536)	2,659,335	(259,234)

431,723,216	478,421,343	637,609,508	627,161,765	651,228,119	631,126,670
84,603,650	100,577,211	105,867,278	109,766,471	100,412,958	95,669,220
(364,848,805)	(322,498,550)	(319,110,893)	(317,944,159)	(318,346,107)	(252,765,218)
151,478,061	256,500,004	424,365,893	418,984,077	433,294,970	474,030,672

3,277,027	15,483,649	5,031,761	36,829,037	3,856,314	16,449,764
527,173	692,022	1,152,760	1,386,511	535,404	583,439
(3,047,124)	(2,601,514)	(4,348,917)	(5,870,214)	(2,687,039)	(2,670,966)
757,076	13,574,157	1,835,604	32,345,334	1,704,679	14,362,237
157,947,069	269,383,912	437,763,389	451,246,875	437,658,984	488,133,675
302,587,110	(113,531,437)	678,808,415	(38,586,913)	689,877,724	30,202,751
1,630,600,135	1,744,131,572	2,025,297,881	2,063,884,794	1,898,715,803	1,868,513,052
$1,933,187,245	$1,630,600,135	$2,704,106,296	$2,025,297,881	$2,588,593,527	$1,898,715,803

699,060	101,951	1,636,068	86,828	305,197	66,116
37,209	21,090	82,248	33,998	19,914	15,517
(218,282)	(178,398)	(686,923)	(122,553)	(107,519)	(104,728)
517,987	(55,357)	1,031,393	(1,727)	217,592	(23,095)

37,854,383	39,170,973	53,086,679	49,458,960	51,625,883	47,885,750
7,200,311	9,390,963	8,442,367	9,835,705	7,584,060	8,219,005
(31,814,876)	(26,713,735)	(26,432,464)	(25,432,837)	(25,001,899)	(19,325,652)
13,239,818	21,848,201	35,096,582	33,861,828	34,208,044	36,779,103

286,333	1,222,294	419,658	2,748,909	306,813	1,180,530
44,790	64,554	91,780	124,128	40,408	50,081
(269,703)	(220,297)	(356,769)	(486,465)	(211,100)	(216,739)
61,420	1,066,551	154,669	2,386,572	136,121	1,013,872
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 51,048,923	$ 28,891,941	$ 44,387,829	$ 24,677,605
Net realized gain (loss)	21,467,540	10,885,110	20,118,851	7,945,810
Net change in unrealized appreciation/depreciation	263,462,947	(372,883,388)	245,934,480	(318,759,106)
Net increase (decrease) in net assets resulting from operations	335,979,410	(333,106,337)	310,441,160	(286,135,691)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(198,315)	(142,173)	(112,818)	(83,656)
Class K	(86,904,349)	(85,890,886)	(74,156,021)	(75,166,034)
Class R3 (a)	(842,723)	(1,093,449)	(483,877)	(510,067)
Total distributions to shareholders	(87,945,387)	(87,126,508)	(74,752,716)	(75,759,757)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	3,312,202	674,210	1,262,125	324,765
Reinvestment of distributions	198,315	142,173	112,818	83,656
Cost of shares redeemed	(1,401,300)	(309,790)	(56,177)	(608,609)
Net increase (decrease) from capital share transactions	2,109,217	506,593	1,318,766	(200,188)
Class K
Proceeds from sale of shares sold	614,510,168	527,937,065	593,342,961	507,980,477
Reinvestment of distributions	86,438,413	85,528,085	73,846,112	74,940,696
Cost of shares redeemed	(258,129,003)	(211,406,478)	(251,421,275)	(174,243,633)
Net increase (decrease) from capital share transactions	442,819,578	402,058,672	415,767,798	408,677,540
Class R3 (a)
Proceeds from sale of shares sold	3,547,337	31,627,371	5,127,519	14,113,054
Reinvestment of distributions	842,723	1,093,449	483,877	510,067
Cost of shares redeemed	(2,986,710)	(6,340,529)	(2,211,311)	(2,452,560)
Net increase (decrease) from capital share transactions	1,403,350	26,380,291	3,400,085	12,170,561
Net increase (decrease) in net assets from beneficial interest transactions	446,332,145	428,945,556	420,486,649	420,647,913
Net increase (decrease) in net assets during the period	694,366,168	8,712,711	656,175,093	58,752,465
Net assets at beginning of period	1,689,453,703	1,680,740,992	1,470,977,300	1,412,224,835
NET ASSETS AT END OF PERIOD	$2,383,819,871	$1,689,453,703	$2,127,152,393	$1,470,977,300
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	269,736	51,324	99,010	23,874
Reinvestment of distributions	14,855	12,225	8,134	6,989
Shares redeemed	(109,688)	(23,641)	(4,352)	(44,775)
Net increase (decrease) from share transactions	174,903	39,908	102,792	(13,912)
Class K
Shares sold	47,983,104	39,669,207	45,166,372	37,429,387
Reinvestment of distributions	6,393,374	7,266,617	5,293,628	6,229,484
Shares redeemed	(20,019,115)	(16,004,941)	(18,923,156)	(12,888,813)
Net increase (decrease) from share transactions	34,357,363	30,930,883	31,536,844	30,770,058
Class R3 (a)
Shares sold	278,762	2,228,292	393,428	985,464
Reinvestment of distributions	62,286	92,823	34,662	42,364
Shares redeemed	(231,745)	(496,586)	(165,743)	(193,683)
Net increase (decrease) from share transactions	109,303	1,824,529	262,347	834,145

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31,
2022 for State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund and State Street Target Retirement 2055 Fund, and
for the period February 11, 2022 (commencement date) through December 31, 2022 for State Street Target Retirement 2050 Fund and State Street
Target Retirement 2060 Fund.
See accompanying notes to financial statements.
66

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

$ 36,127,116	$ 18,784,041	$ 25,706,682	$ 12,817,591	$ 15,948,919	$ 7,115,375
7,668,488	11,249,333	6,052,975	5,074,133	1,780,590	1,917,119
216,054,801	(243,463,420)	152,241,154	(154,965,655)	91,498,343	(77,269,688)
259,850,405	(213,430,046)	184,000,811	(137,073,931)	109,227,852	(68,237,194)

(100,744)	(100,096)	(53,328)	(46,990)	(22,606)	(23,795)
(54,358,702)	(58,757,541)	(37,536,498)	(36,948,425)	(21,446,583)	(17,776,618)
(566,079)	(672,603)	(318,523)	(369,332)	(131,383)	(118,701)
(55,025,525)	(59,530,240)	(37,908,349)	(37,364,747)	(21,600,572)	(17,919,114)

1,413,308	815,271	884,218	630,474	300,360	284,754
100,744	100,096	53,328	46,990	22,606	23,795
(507,407)	(156,610)	(290,500)	(191,730)	(160,880)	(205,747)
1,006,645	758,757	647,046	485,734	162,086	102,802

554,412,675	452,675,013	453,715,546	359,098,735	341,015,592	248,839,705
54,058,542	58,474,775	37,303,409	36,802,847	21,279,073	17,716,056
(190,980,392)	(142,083,622)	(162,452,581)	(94,642,104)	(102,465,009)	(62,849,541)
417,490,825	369,066,166	328,566,374	301,259,478	259,829,656	203,706,220

6,680,132	20,106,812	4,597,409	11,048,028	2,767,709	4,224,753
566,079	672,603	318,526	369,332	131,388	118,701
(1,575,652)	(4,827,408)	(2,038,500)	(1,879,933)	(1,022,446)	(648,822)
5,670,559	15,952,007	2,877,435	9,537,427	1,876,651	3,694,632
424,168,029	385,776,930	332,090,855	311,282,639	261,868,393	207,503,654
628,992,909	112,816,644	478,183,317	136,843,961	349,495,673	121,347,346
1,136,372,151	1,023,555,507	779,393,168	642,549,207	436,162,408	314,815,062
$1,765,365,060	$1,136,372,151	$1,257,576,485	$ 779,393,168	$ 785,658,081	$436,162,408

111,925	61,973	66,343	46,606	21,917	20,617
7,269	8,468	3,734	3,864	1,559	1,933
(38,647)	(11,751)	(21,927)	(14,211)	(11,744)	(14,707)
80,547	58,690	48,150	36,259	11,732	7,843

42,347,085	33,722,496	33,865,450	26,307,407	25,131,637	18,295,114
3,858,568	4,897,385	2,597,730	3,011,690	1,462,479	1,434,498
(14,454,432)	(10,578,047)	(11,967,477)	(6,950,133)	(7,516,398)	(4,609,612)
31,751,221	28,041,834	24,495,703	22,368,964	19,077,718	15,120,000

510,681	1,398,289	345,062	756,231	204,383	293,422
40,377	56,285	22,166	30,199	9,030	9,611
(119,026)	(364,054)	(149,693)	(142,468)	(74,065)	(48,488)
432,032	1,090,520	217,535	643,962	139,348	254,545
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,082,683	$ 1,501,243
Net realized gain (loss)	(1,327,377)	(585,399)
Net change in unrealized appreciation/depreciation	23,761,192	(11,337,553)
Net increase (decrease) in net assets resulting from operations	26,516,498	(10,421,709)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,864)	(5,190)
Class K	(4,347,994)	(2,663,263)
Class R3 (a)	(9,655)	(3,772)
Total distributions to shareholders	(4,363,513)	(2,672,225)
Return of Capital
Class I	(358)	—
Class K	(267,012)	—
Class R3	(582)	—
Total Return of Capital	(267,952)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	94,001	64,352
Reinvestment of distributions	3,256	1,889
Cost of shares redeemed	(24,720)	(13,341)
Net increase (decrease) from capital share transactions	72,537	52,900
Class K
Proceeds from sale of shares sold	103,878,913	68,651,522
Reinvestment of distributions	4,596,940	2,662,446
Cost of shares redeemed	(19,990,778)	(7,912,213)
Net increase (decrease) from capital share transactions	88,485,075	63,401,755
Class R3 (a)
Proceeds from sale of shares sold	514,426	170,124
Reinvestment of distributions	10,237	3,772
Cost of shares redeemed	(150,022)	(15,261)
Net increase (decrease) from capital share transactions	374,641	158,635
Net increase (decrease) in net assets from beneficial interest transactions	88,932,253	63,613,290
Net increase (decrease) in net assets during the period	110,817,286	50,519,356
Net assets at beginning of period	93,938,337	43,418,981
NET ASSETS AT END OF PERIOD	$204,755,623	$ 93,938,337
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	7,223	5,124
Reinvestment of distributions	233	160
Shares redeemed	(1,863)	(1,056)
Net increase (decrease) from share transactions	5,593	4,228
Class K
Shares sold	7,972,461	5,364,572
Reinvestment of distributions	328,353	225,059
Shares redeemed	(1,523,512)	(605,101)
Net increase (decrease) from share transactions	6,777,302	4,984,530
Class R3 (a)
Shares sold	39,498	13,634
Reinvestment of distributions	729	318
Shares redeemed	(11,349)	(1,272)
Net increase (decrease) from share transactions	28,878	12,680

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.03	$ 12.01	$ 11.99	$ 11.05	$10.02
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.31	0.17	0.38	0.29
Net realized and unrealized gain (loss)	0.69	(1.77)	0.65	0.75	1.11
Total from investment operations	1.07	(1.46)	0.82	1.13	1.40
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.28)	(0.18)	(0.31)
Net realized gains	(0.20)	(0.21)	(0.52)	(0.01)	(0.06)
Total distributions	(0.55)	(0.52)	(0.80)	(0.19)	(0.37)
Net asset value, end of period	$10.55	$ 10.03	$12.01	$ 11.99	$ 11.05
Total return (b)	10.71%	(12.19)%	6.87%	10.25%	13.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,275	$ 724	$ 906	$21,801	$ 78
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.28%	0.42%	0.24%	0.24%
Net expenses (c)	0.10%	0.10%	0.24%	0.02%	(0.03)%(d)
Net investment income (loss)	3.66%	2.79%	1.36%	3.26%	2.64%
Portfolio turnover rate	13%	17%	33%	24%	26%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 10.09	$ 12.08	$ 11.97	$ 11.03	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.32	0.30	0.26	0.32
Net realized and unrealized gain (loss)	0.73	(1.78)	0.64	0.87	1.08
Total from investment operations	1.09	(1.46)	0.94	1.13	1.40
Distributions to shareholders from:
Net investment income	(0.37)	(0.32)	(0.31)	(0.18)	(0.31)
Net realized gains	(0.20)	(0.21)	(0.52)	(0.01)	(0.06)
Total distributions	(0.57)	(0.53)	(0.83)	(0.19)	(0.37)
Net asset value, end of period	$ 10.61	$ 10.09	$ 12.08	$ 11.97	$ 11.03
Total return (b)	10.77%	(12.11)%	7.92%	10.29%	14.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$671,982	$596,200	$635,314	$491,138	$219,066
Ratios to Average Net Assets:
Total expenses (c)	0.16%	0.16%	0.15%	0.19%	0.24%
Net expenses (c)	(0.01)%(d)	(0.02)%(d)	(0.03)%(d)	(0.03)%(d)	(0.03)%(d)
Net investment income (loss)	3.39%	2.93%	2.40%	2.29%	2.92%
Portfolio turnover rate	13%	17%	33%	24%	26%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.10	$ 11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.25
Net realized and unrealized gain (loss)	0.72	(1.27)
Total from investment operations	1.03	(1.02)
Distributions to shareholders from:
Net investment income	(0.31)	(0.26)
Net realized gains	(0.20)	(0.21)
Total distributions	(0.51)	(0.47)
Net asset value, end of period	$10.62	$10.10
Total return (b)	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.66%	0.66%(d)
Net expenses (c)	0.49%	0.48%(d)
Net investment income (loss)	2.97%	2.76%(d)
Portfolio turnover rate	13%	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.01	$ 12.44	$12.22	$ 11.39	$10.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.31	0.17	0.40	0.32
Net realized and unrealized gain (loss)	0.80	(1.99)	0.90	0.92	1.48
Total from investment operations	1.14	(1.68)	1.07	1.32	1.80
Distributions to shareholders from:
Net investment income	(0.35)	(0.32)	(0.28)	(0.25)	(0.33)
Net realized gains	(0.23)	(0.43)	(0.57)	(0.24)	(0.37)
Total distributions	(0.58)	(0.75)	(0.85)	(0.49)	(0.70)
Net asset value, end of period	$10.57	$ 10.01	$12.44	$ 12.22	$ 11.39
Total return (b)	11.37%	(13.46)%	8.79%	11.57%	17.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,820	$ 2,656	$3,059	$41,182	$ 2,116
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.29%	0.40%	0.19%	0.15%
Net expenses (c)	0.13%	0.12%	0.24%	0.03%	0.01%
Net investment income (loss)	3.23%	2.80%	1.36%	3.39%	2.83%
Portfolio turnover rate	16%	22%	27%	37%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 10.08	$ 12.51	$ 12.23	$ 11.40	$ 10.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.33	0.33	0.24	0.33
Net realized and unrealized gain (loss)	0.81	(2.00)	0.84	1.08	1.48
Total from investment operations	1.16	(1.67)	1.17	1.32	1.81
Distributions to shareholders from:
Net investment income	(0.36)	(0.33)	(0.32)	(0.25)	(0.33)
Net realized gains	(0.23)	(0.43)	(0.57)	(0.24)	(0.37)
Total distributions	(0.59)	(0.76)	(0.89)	(0.49)	(0.70)
Net asset value, end of period	$ 10.65	$ 10.08	$ 12.51	$ 12.23	$ 11.40
Total return (b)	11.51%	(13.27)%	9.55%	11.68%	17.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$907,428	$835,845	$987,323	$820,938	$783,033
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.14%	0.13%	0.14%	0.14%
Net expenses (c)	(0.01)%(d)	(0.02)%(d)	(0.02)%(d)	(0.03)%(d)	(0.01)%(d)
Net investment income (loss)	3.29%	2.90%	2.53%	2.13%	2.88%
Portfolio turnover rate	16%	22%	27%	37%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 10.08	$ 11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.26
Net realized and unrealized gain (loss)	0.83	(1.42)
Total from investment operations	1.12	(1.16)
Distributions to shareholders from:
Net investment income	(0.31)	(0.28)
Net realized gains	(0.23)	(0.43)
Total distributions	(0.54)	(0.71)
Net asset value, end of period	$ 10.66	$ 10.08
Total return (b)	11.06%	(9.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,721	$12,939
Ratios to Average Net Assets:
Total expenses (c)	0.64%	0.64%(d)
Net expenses (c)	0.49%	0.48%(d)
Net investment income (loss)	2.75%	2.78%(d)
Portfolio turnover rate	16%	22%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.70	$ 13.50	$13.06	$ 11.92	$10.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.30	0.15	0.50	0.37
Net realized and unrealized gain (loss)	1.08	(2.40)	1.16	1.26	1.81
Total from investment operations	1.45	(2.10)	1.31	1.76	2.18
Distributions to shareholders from:
Net investment income	(0.35)	(0.30)	(0.29)	(0.25)	(0.33)
Net realized gains	(0.18)	(0.40)	(0.58)	(0.37)	(0.46)
Total distributions	(0.53)	(0.70)	(0.87)	(0.62)	(0.79)
Net asset value, end of period	$ 11.62	$ 10.70	$13.50	$ 13.06	$ 11.92
Total return (b)	13.58%	(15.47)%	10.03%	14.66%	20.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,938	$ 3,610	$5,301	$59,792	$2,019
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.26%	0.38%	0.19%	0.15%
Net expenses (c)	0.12%	0.13%	0.25%	0.04%	0.02%
Net investment income (loss)	3.26%	2.46%	1.11%	3.96%	3.10%
Portfolio turnover rate	14%	16%	24%	39%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 10.79	$ 13.60	$ 13.09	$ 11.94	$ 10.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.33	0.36	0.27	0.33
Net realized and unrealized gain (loss)	1.12	(2.42)	1.06	1.50	1.85
Total from investment operations	1.47	(2.09)	1.42	1.77	2.18
Distributions to shareholders from:
Net investment income	(0.36)	(0.32)	(0.33)	(0.25)	(0.33)
Net realized gains	(0.18)	(0.40)	(0.58)	(0.37)	(0.46)
Total distributions	(0.54)	(0.72)	(0.91)	(0.62)	(0.79)
Net asset value, end of period	$ 11.72	$ 10.79	$ 13.60	$ 13.09	$ 11.94
Total return (b)	13.68%	(15.33)%	10.81%	14.84%	20.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,910,011	$1,615,466	$1,738,831	$1,228,301	$1,035,188
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.13%	0.13%	0.14%	0.14%
Net expenses (c)	(0.01)%(d)	0.00%(e)	0.00%(e)	(0.01)%(d)	0.01%
Net investment income (loss)	3.09%	2.73%	2.57%	2.24%	2.83%
Portfolio turnover rate	14%	16%	24%	39%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 10.80	$ 12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.26
Net realized and unrealized gain (loss)	1.12	(1.69)
Total from investment operations	1.42	(1.43)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)
Net realized gains	(0.18)	(0.40)
Total distributions	(0.48)	(0.66)
Net asset value, end of period	$ 11.74	$ 10.80
Total return (b)	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.63%(d)
Net expenses (c)	0.49%	0.50%(d)
Net investment income (loss)	2.62%	2.64%(d)
Portfolio turnover rate	14%	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.19	$ 14.29	$13.70	$ 12.26	$10.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.26	0.11	0.53	0.38
Net realized and unrealized gain (loss)	1.40	(2.71)	1.36	1.58	2.03
Total from investment operations	1.75	(2.45)	1.47	2.11	2.41
Distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.27)	(0.24)	(0.32)
Net realized gains	(0.17)	(0.39)	(0.61)	(0.43)	(0.50)
Total distributions	(0.51)	(0.65)	(0.88)	(0.67)	(0.82)
Net asset value, end of period	$ 12.43	$ 11.19	$14.29	$ 13.70	$12.26
Total return (b)	15.63%	(17.13)%	10.76%	17.26%	22.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,488	$ 6,903	$8,838	$69,750	$2,837
Ratios to Average Net Assets:
Total expenses (c)	0.25%	0.25%	0.37%	0.19%	0.15%
Net expenses (c)	0.15%	0.15%	0.27%	0.08%	0.04%
Net investment income (loss)	2.93%	2.04%	0.74%	4.00%	3.12%
Portfolio turnover rate	12%	14%	22%	27%	30%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.26	$ 14.36	$ 13.72	$ 12.27	$ 10.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.29	0.35	0.27	0.33
Net realized and unrealized gain (loss)	1.42	(2.73)	1.21	1.86	2.07
Total from investment operations	1.77	(2.44)	1.56	2.13	2.40
Distributions to shareholders from:
Net investment income	(0.35)	(0.27)	(0.31)	(0.25)	(0.32)
Net realized gains	(0.17)	(0.39)	(0.61)	(0.43)	(0.50)
Total distributions	(0.52)	(0.66)	(0.92)	(0.68)	(0.82)
Net asset value, end of period	$ 12.51	$ 11.26	$ 14.36	$ 13.72	$ 12.27
Total return (b)	15.74%	(16.95)%	11.37%	17.24%	22.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,651,799	$1,991,503	$2,055,047	$1,367,241	$1,072,332
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.12%	0.14%	0.14%
Net expenses (c)	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	2.90%	2.30%	2.37%	2.13%	2.75%
Portfolio turnover rate	12%	14%	22%	27%	30%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.27	$ 13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.21
Net realized and unrealized gain (loss)	1.43	(1.85)
Total from investment operations	1.71	(1.64)
Distributions to shareholders from:
Net investment income	(0.29)	(0.21)
Net realized gains	(0.17)	(0.39)
Total distributions	(0.46)	(0.60)
Net asset value, end of period	$ 12.52	$ 11.27
Total return (b)	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.63%(d)
Net expenses (c)	0.52%	0.52%(d)
Net investment income (loss)	2.32%	2.04%(d)
Portfolio turnover rate	12%	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.64	$ 14.96	$14.16	$ 12.54	$10.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.21	0.06	0.56	0.36
Net realized and unrealized gain (loss)	1.65	(2.92)	1.55	1.71	2.19
Total from investment operations	1.95	(2.71)	1.61	2.27	2.55
Distributions to shareholders from:
Net investment income	(0.33)	(0.22)	(0.26)	(0.24)	(0.30)
Net realized gains	(0.20)	(0.39)	(0.55)	(0.41)	(0.51)
Total distributions	(0.53)	(0.61)	(0.81)	(0.65)	(0.81)
Net asset value, end of period	$13.06	$ 11.64	$14.96	$ 14.16	$12.54
Total return (b)	16.70%	(18.02)%	11.38%	18.05%	23.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,801	$ 3,527	$4,878	$49,518	$1,193
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.28%	0.38%	0.20%	0.21%
Net expenses (c)	0.18%	0.19%	0.29%	0.10%	0.12%
Net investment income (loss)	2.43%	1.60%	0.41%	4.14%	2.95%
Portfolio turnover rate	11%	12%	19%	22%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.75	$ 15.09	$ 14.21	$ 12.57	$ 10.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.34	0.26	0.32
Net realized and unrealized gain (loss)	1.65	(2.97)	1.39	2.03	2.24
Total from investment operations	1.99	(2.71)	1.73	2.29	2.56
Distributions to shareholders from:
Net investment income	(0.34)	(0.24)	(0.30)	(0.24)	(0.31)
Net realized gains	(0.20)	(0.39)	(0.55)	(0.41)	(0.51)
Total distributions	(0.54)	(0.63)	(0.85)	(0.65)	(0.82)
Net asset value, end of period	$ 13.20	$ 11.75	$ 15.09	$ 14.21	$ 12.57
Total return (b)	16.94%	(17.89)%	12.18%	18.19%	23.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,566,604	$1,883,267	$1,863,635	$1,215,824	$907,369
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.13%	0.13%	0.14%	0.15%
Net expenses (c)	0.04%	0.04%	0.04%	0.04%	0.05%
Net investment income (loss)	2.71%	2.00%	2.26%	2.03%	2.60%
Portfolio turnover rate	11%	12%	19%	22%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.76	$ 14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.18
Net realized and unrealized gain (loss)	1.65	(1.98)
Total from investment operations	1.92	(1.80)
Distributions to shareholders from:
Net investment income	(0.27)	(0.18)
Net realized gains	(0.20)	(0.39)
Total distributions	(0.47)	(0.57)
Net asset value, end of period	$ 13.21	$ 11.76
Total return (b)	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.63%(d)
Net expenses (c)	0.54%	0.54%(d)
Net investment income (loss)	2.13%	1.70%(d)
Portfolio turnover rate	11%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.74	$ 15.19	$14.35	$ 12.65	$10.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.21	0.02	0.58	0.29
Net realized and unrealized gain (loss)	1.79	(3.03)	1.67	1.79	2.37
Total from investment operations	2.08	(2.82)	1.69	2.37	2.66
Distributions to shareholders from:
Net investment income	(0.31)	(0.20)	(0.26)	(0.23)	(0.30)
Net realized gains	(0.20)	(0.43)	(0.59)	(0.44)	(0.50)
Total distributions	(0.51)	(0.63)	(0.85)	(0.67)	(0.80)
Net asset value, end of period	$13.31	$ 11.74	$15.19	$ 14.35	$12.65
Total return (b)	17.65%	(18.51)%	11.75%	18.70%	24.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,479	$ 2,780	$2,991	$51,116	$1,398
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.28%	0.39%	0.20%	0.17%
Net expenses (c)	0.19%	0.20%	0.32%	0.10%	0.07%
Net investment income (loss)	2.31%	1.62%	0.12%	4.25%	2.33%
Portfolio turnover rate	12%	12%	19%	19%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.88	$ 15.36	$ 14.36	$ 12.66	$ 10.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.24	0.35	0.25	0.32
Net realized and unrealized gain (loss)	1.80	(3.07)	1.54	2.12	2.35
Total from investment operations	2.12	(2.83)	1.89	2.37	2.67
Distributions to shareholders from:
Net investment income	(0.32)	(0.22)	(0.30)	(0.23)	(0.30)
Net realized gains	(0.20)	(0.43)	(0.59)	(0.44)	(0.50)
Total distributions	(0.52)	(0.65)	(0.89)	(0.67)	(0.80)
Net asset value, end of period	$ 13.48	$ 11.88	$ 15.36	$ 14.36	$ 12.66
Total return (b)	17.82%	(18.40)%	13.15%	18.79%	24.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,352,248	$1,664,976	$1,677,750	$1,076,641	$778,976
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.14%	0.13%	0.15%	0.16%
Net expenses (c)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.52%	1.79%	2.23%	1.94%	2.63%
Portfolio turnover rate	12%	12%	19%	19%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.89	$ 14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.16
Net realized and unrealized gain (loss)	1.81	(2.03)
Total from investment operations	2.05	(1.87)
Distributions to shareholders from:
Net investment income	(0.25)	(0.16)
Net realized gains	(0.20)	(0.43)
Total distributions	(0.45)	(0.59)
Net asset value, end of period	$ 13.49	$ 11.89
Total return (b)	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.64%(d)
Net expenses (c)	0.55%	0.55%(d)
Net investment income (loss)	1.89%	1.44%(d)
Portfolio turnover rate	12%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$12.09	$ 15.72	$14.58	$ 12.72	$10.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.20	0.03	0.58	0.29
Net realized and unrealized gain (loss)	1.91	(3.19)	1.88	1.87	2.45
Total from investment operations	2.23	(2.99)	1.91	2.45	2.74
Distributions to shareholders from:
Net investment income	(0.31)	(0.20)	(0.28)	(0.22)	(0.30)
Net realized gains	(0.18)	(0.44)	(0.49)	(0.37)	(0.49)
Total distributions	(0.49)	(0.64)	(0.77)	(0.59)	(0.79)
Net asset value, end of period	$13.83	$ 12.09	$15.72	$ 14.58	$12.72
Total return (b)	18.45%	(18.93)%	13.08%	19.26%	25.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,304	$ 1,645	$2,357	$23,059	$ 962
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.28%	0.39%	0.21%	0.21%
Net expenses (c)	0.19%	0.18%	0.30%	0.10%	0.09%
Net investment income (loss)	2.42%	1.46%	0.17%	4.27%	2.34%
Portfolio turnover rate	10%	10%	17%	18%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 12.16	$ 15.79	$ 14.58	$ 12.72	$ 10.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.24	0.37	0.25	0.32
Net realized and unrealized gain (loss)	1.93	(3.21)	1.65	2.21	2.42
Total from investment operations	2.26	(2.97)	2.02	2.46	2.74
Distributions to shareholders from:
Net investment income	(0.33)	(0.22)	(0.32)	(0.23)	(0.30)
Net realized gains	(0.18)	(0.44)	(0.49)	(0.37)	(0.49)
Total distributions	(0.51)	(0.66)	(0.81)	(0.60)	(0.79)
Net asset value, end of period	$ 13.91	$ 12.16	$ 15.79	$ 14.58	$ 12.72
Total return (b)	18.56%	(18.75)%	13.83%	19.28%	25.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,108,582	$1,459,184	$1,409,868	$847,354	$587,488
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.14%	0.14%	0.16%	0.17%
Net expenses (c)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.47%	1.80%	2.32%	1.93%	2.62%
Portfolio turnover rate	10%	10%	17%	18%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 12.17	$ 14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.17
Net realized and unrealized gain (loss)	1.92	(2.13)
Total from investment operations	2.18	(1.96)
Distributions to shareholders from:
Net investment income	(0.25)	(0.15)
Net realized gains	(0.18)	(0.44)
Total distributions	(0.43)	(0.59)
Net asset value, end of period	$ 13.92	$ 12.17
Total return (b)	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.55%(d)
Net investment income (loss)	1.99%	1.57%(d)
Portfolio turnover rate	10%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 11.96	$ 15.62	$14.48	$ 12.60	$10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.23	0.00(b)	0.61	0.28
Net realized and unrealized gain (loss)	2.01	(3.23)	1.90	1.87	2.47
Total from investment operations	2.29	(3.00)	1.90	2.48	2.75
Distributions to shareholders from:
Net investment income	(0.30)	(0.20)	(0.28)	(0.22)	(0.29)
Net realized gains	(0.13)	(0.46)	(0.48)	(0.38)	(0.56)
Total distributions	(0.43)	(0.66)	(0.76)	(0.60)	(0.85)
Net asset value, end of period	$13.82	$ 11.96	$15.62	$ 14.48	$12.60
Total return (c)	19.16%	(19.19)%	13.12%	19.67%	25.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,336	$ 1,923	$1,596	$24,016	$ 448
Ratios to Average Net Assets:
Total expenses (d)	0.29%	0.31%	0.41%	0.24%	0.25%
Net expenses (d)	0.20%	0.21%	0.31%	0.10%	0.09%
Net investment income (loss)	2.18%	1.73%	0.02%	4.48%	2.32%
Portfolio turnover rate	9%	10%	17%	16%	41%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 12.08	$ 15.77	$ 14.49	$ 12.60	$ 10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.25	0.38	0.25	0.34
Net realized and unrealized gain (loss)	2.01	(3.27)	1.70	2.24	2.42
Total from investment operations	2.34	(3.02)	2.08	2.49	2.76
Distributions to shareholders from:
Net investment income	(0.32)	(0.21)	(0.32)	(0.22)	(0.30)
Net realized gains	(0.13)	(0.46)	(0.48)	(0.38)	(0.56)
Total distributions	(0.45)	(0.67)	(0.80)	(0.60)	(0.86)
Net asset value, end of period	$ 13.97	$ 12.08	$ 15.77	$ 14.49	$ 12.60
Total return (b)	19.36%	(19.10)%	14.37%	19.76%	25.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,740,744	$1,121,272	$1,021,959	$587,556	$380,668
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.16%	0.15%	0.19%	0.21%
Net expenses (c)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.51%	1.84%	2.42%	1.98%	2.74%
Portfolio turnover rate	9%	10%	17%	16%	41%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$ 12.08	$ 14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.17
Net realized and unrealized gain (loss)	2.02	(2.35)
Total from investment operations	2.28	(2.18)
Distributions to shareholders from:
Net investment income	(0.25)	(0.15)
Net realized gains	(0.13)	(0.46)
Total distributions	(0.38)	(0.61)
Net asset value, end of period	$ 13.98	$ 12.08
Total return (b)	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.64%	0.66%(d)
Net expenses (c)	0.55%	0.55%(d)
Net investment income (loss)	2.01%	1.47%(d)
Portfolio turnover rate	9%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$12.29	$ 15.98	$14.72	$12.68	$10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.23	0.01	0.63	0.33
Net realized and unrealized gain (loss)	2.06	(3.31)	1.95	1.86	2.41
Total from investment operations	2.38	(3.08)	1.96	2.49	2.74
Distributions to shareholders from:
Net investment income	(0.31)	(0.20)	(0.28)	(0.22)	(0.30)
Net realized gains	(0.12)	(0.41)	(0.42)	(0.23)	(0.46)
Total distributions	(0.43)	(0.61)	(0.70)	(0.45)	(0.76)
Net asset value, end of period	$14.24	$ 12.29	$15.98	$14.72	$12.68
Total return (b)	19.33%	(19.23)%	13.32%	19.60%	25.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,838	$ 996	$ 715	$8,940	$ 241
Ratios to Average Net Assets:
Total expenses (c)	0.31%	0.34%	0.44%	0.32%	0.30%
Net expenses (c)	0.21%	0.21%	0.31%	0.09%	0.05%
Net investment income (loss)	2.42%	1.72%	0.05%	4.61%	2.69%
Portfolio turnover rate	9%	9%	15%	18%	42%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 12.36	$ 16.06	$ 14.70	$ 12.66	$ 10.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.26	0.40	0.26	0.35
Net realized and unrealized gain (loss)	2.07	(3.33)	1.71	2.23	2.39
Total from investment operations	2.41	(3.07)	2.11	2.49	2.74
Distributions to shareholders from:
Net investment income	(0.33)	(0.22)	(0.33)	(0.22)	(0.30)
Net realized gains	(0.12)	(0.41)	(0.42)	(0.23)	(0.46)
Total distributions	(0.45)	(0.63)	(0.75)	(0.45)	(0.76)
Net asset value, end of period	$ 14.32	$ 12.36	$ 16.06	$ 14.70	$ 12.66
Total return (b)	19.45%	(19.09)%	14.31%	19.65%	25.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,243,394	$770,434	$641,834	$323,975	$195,598
Ratios to Average Net Assets:
Total expenses (c)	0.15%	0.18%	0.18%	0.27%	0.30%
Net expenses (c)	0.05%	0.05%	0.05%	0.04%	0.05%
Net investment income (loss)	2.53%	1.90%	2.52%	2.05%	2.86%
Portfolio turnover rate	9%	9%	15%	18%	42%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 12.37	$ 14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.17
Net realized and unrealized gain (loss)	2.07	(2.18)
Total from investment operations	2.33	(2.01)
Distributions to shareholders from:
Net investment income	(0.25)	(0.15)
Net realized gains	(0.12)	(0.41)
Total distributions	(0.37)	(0.56)
Net asset value, end of period	$ 14.33	$ 12.37
Total return (b)	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,344	$ 7,963
Ratios to Average Net Assets:
Total expenses (c)	0.65%	0.68%(d)
Net expenses (c)	0.55%	0.55%(d)
Net investment income (loss)	1.91%	1.54%(d)
Portfolio turnover rate	9%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$12.45	$ 16.06	$14.69	$12.53	$10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.22	0.05	0.59	0.29
Net realized and unrealized gain (loss)	2.06	(3.30)	1.97	1.87	2.37
Total from investment operations	2.39	(3.08)	2.02	2.46	2.66
Distributions to shareholders from:
Net investment income	(0.31)	(0.20)	(0.29)	(0.22)	(0.28)
Net realized gains	(0.08)	(0.33)	(0.36)	(0.08)	(0.13)
Total distributions	(0.39)	(0.53)	(0.65)	(0.30)	(0.41)
Net asset value, end of period	$14.45	$ 12.45	$16.06	$14.69	$12.53
Total return (b)	19.22%	(19.16)%	13.75%	19.61%	25.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 853	$ 588	$ 633	$3,458	$ 163
Ratios to Average Net Assets:
Total expenses (c)	0.33%	0.38%	0.50%	0.54%	0.85%
Net expenses (c)	0.19%	0.18%	0.28%	0.09%	0.04%
Net investment income (loss)	2.41%	1.60%	0.33%	4.41%	2.42%
Portfolio turnover rate	8%	9%	13%	25%	29%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$ 12.49	$ 16.11	$ 14.69	$ 12.53	$ 10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.28	0.43	0.27	0.39
Net realized and unrealized gain (loss)	2.07	(3.36)	1.68	2.19	2.27
Total from investment operations	2.43	(3.08)	2.11	2.46	2.66
Distributions to shareholders from:
Net investment income	(0.33)	(0.21)	(0.33)	(0.22)	(0.28)
Net realized gains	(0.08)	(0.33)	(0.36)	(0.08)	(0.13)
Total distributions	(0.41)	(0.54)	(0.69)	(0.30)	(0.41)
Net asset value, end of period	$ 14.51	$ 12.49	$ 16.11	$ 14.69	$ 12.53
Total return (b)	19.45%	(19.08)%	14.34%	19.63%	25.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$779,090	$432,395	$314,182	$137,392	$74,373
Ratios to Average Net Assets:
Total expenses (c)	0.19%	0.25%	0.28%	0.49%	0.84%
Net expenses (c)	0.05%	0.05%	0.05%	0.04%	0.04%
Net investment income (loss)	2.66%	2.03%	2.68%	2.12%	3.33%
Portfolio turnover rate	8%	9%	13%	25%	29%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$12.49	$ 15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.20
Net realized and unrealized gain (loss)	2.06	(2.42)
Total from investment operations	2.35	(2.22)
Distributions to shareholders from:
Net investment income	(0.25)	(0.15)
Net realized gains	(0.08)	(0.33)
Total distributions	(0.33)	(0.48)
Net asset value, end of period	$14.51	$ 12.49
Total return (b)	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,715	$ 3,179
Ratios to Average Net Assets:
Total expenses (c)	0.69%	0.75%(d)
Net expenses (c)	0.55%	0.55%(d)
Net investment income (loss)	2.14%	1.72%(d)
Portfolio turnover rate	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 11.96	$ 15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.22	0.31	0.19
Net realized and unrealized gain (loss)	2.00	(3.15)	1.62	4.13
Total from investment operations	2.30	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	(0.26)	(0.17)	(0.26)	(0.23)
Net realized gains	(0.02)	(0.16)	(0.14)	(0.40)
Return of Capital	(0.02)	—	—	—
Total distributions	(0.30)	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$13.96	$ 11.96	$15.22	$13.69
Total return (b)	19.20%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 301	$ 191	$ 178	$ 137
Ratios to Average Net Assets:
Total expenses (c)	0.49%	0.66%	1.45%	12.01%(d)
Net expenses (c)	0.25%	0.25%	0.25%	0.22%(d)
Net investment income (loss)	2.30%	1.67%	2.05%	2.08%(d)
Portfolio turnover rate	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 11.96	$ 15.23	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.96	(3.22)	1.36	3.88
Total from investment operations	2.33	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	(0.29)	(0.20)	(0.29)	(0.24)
Net realized gains	(0.02)	(0.16)	(0.14)	(0.40)
Return of Capital	(0.02)	—	—	—
Total distributions	(0.33)	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$ 13.96	$ 11.96	$ 15.23	$13.69
Total return (b)	19.43%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,873	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.29%	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.05%	0.05%	0.05%	0.02%(d)
Net investment income (loss)	2.85%	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.99	$ 14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.34
Net realized and unrealized gain (loss)	1.90	(2.13)
Total from investment operations	2.25	(1.79)
Distributions to shareholders from:
Net investment income	(0.22)	(0.14)
Net realized gains	(0.02)	(0.16)
Return of Capital	(0.01)	—
Total distributions	(0.25)	(0.30)
Net asset value, end of period	$13.99	$ 11.99
Total return (b)	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 582	$ 152
Ratios to Average Net Assets:
Total expenses (c)	0.79%	0.96%(d)
Net expenses (c)	0.55%	0.55%(d)
Net investment income (loss)	2.66%	3.26%(d)
Portfolio turnover rate	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2024, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2024 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2023, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2023, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 114,417,748	$ 80,193,336
State Street Target Retirement 2020 Fund	143,490,390	139,323,132
State Street Target Retirement 2025 Fund	365,849,617	244,257,763
State Street Target Retirement 2030 Fund	671,537,642	282,463,925
State Street Target Retirement 2035 Fund	643,160,980	251,821,044
State Street Target Retirement 2040 Fund	634,214,062	233,623,416
State Street Target Retirement 2045 Fund	576,985,137	188,046,034
State Street Target Retirement 2050 Fund	543,849,783	136,441,070
State Street Target Retirement 2055 Fund	414,312,549	89,684,801
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Purchases	Sales
State Street Target Retirement 2060 Fund	$304,999,447	$ 47,097,048
State Street Target Retirement 2065 Fund	99,853,987	11,341,038
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Target Retirement Fund	$21,769,086	$12,678,753	$ —	$ 34,447,839
State Street Target Retirement 2020 Fund	29,276,207	19,359,688	—	48,635,895
State Street Target Retirement 2025 Fund	54,995,717	30,822,568	—	85,818,285
State Street Target Retirement 2030 Fund	68,559,502	39,812,860	—	108,372,362
State Street Target Retirement 2035 Fund	60,785,552	41,026,185	—	101,811,737
State Street Target Retirement 2040 Fund	51,156,507	36,788,880	—	87,945,387
State Street Target Retirement 2045 Fund	44,531,794	30,220,922	—	74,752,716
State Street Target Retirement 2050 Fund	36,763,408	18,262,117	—	55,025,525
State Street Target Retirement 2055 Fund	26,573,365	11,334,984	—	37,908,349
State Street Target Retirement 2060 Fund	16,008,376	5,592,196	—	21,600,572
State Street Target Retirement 2065 Fund	4,099,643	263,870	267,952	4,631,465
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 17,988,565	$ 11,581,805	$ 29,570,370
State Street Target Retirement 2020 Fund	26,042,972	33,908,474	59,951,446
State Street Target Retirement 2025 Fund	44,832,837	56,917,908	101,750,745
State Street Target Retirement 2030 Fund	45,859,800	65,985,473	111,845,273
State Street Target Retirement 2035 Fund	36,522,370	60,407,192	96,929,562
State Street Target Retirement 2040 Fund	29,285,064	57,841,444	87,126,508
State Street Target Retirement 2045 Fund	24,899,043	50,860,714	75,759,757
State Street Target Retirement 2050 Fund	18,973,888	40,556,352	59,530,240
106

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement 2055 Fund	$12,901,239	$24,463,508	$ 37,364,747
State Street Target Retirement 2060 Fund	7,099,728	10,819,386	17,919,114
State Street Target Retirement 2065 Fund	1,563,079	1,109,146	2,672,225
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$—	$—	$ 2,937,114	$ (23,648,252)	$ (20,711,138)
State Street Target Retirement 2020 Fund	—	—	7,475,300	(30,675,762)	(23,200,462)
State Street Target Retirement 2025 Fund	—	—	7,173,646	(21,316,849)	(14,143,203)
State Street Target Retirement 2030 Fund	—	—	5,974,781	41,735,926	47,710,707
State Street Target Retirement 2035 Fund	—	—	3,838,547	81,873,630	85,712,177
State Street Target Retirement 2040 Fund	—	—	3,000,251	105,231,177	108,231,428
State Street Target Retirement 2045 Fund	—	—	897,433	112,674,927	113,572,360
State Street Target Retirement 2050 Fund	—	—	—	101,739,000	101,739,000
State Street Target Retirement 2055 Fund	—	—	—	65,200,621	65,200,621
State Street Target Retirement 2060 Fund	—	—	300,603	39,823,686	40,124,289
State Street Target Retirement 2065 Fund	—	—	—	10,280,301	10,280,301
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 713,583,059	$ 14,645,241	$38,293,492	$ (23,648,251)
State Street Target Retirement 2020 Fund	956,721,635	24,086,102	54,761,864	(30,675,762)
State Street Target Retirement 2025 Fund	1,953,061,860	69,829,602	91,146,452	(21,316,850)
State Street Target Retirement 2030 Fund	2,660,390,001	137,243,890	95,507,964	41,735,926
State Street Target Retirement 2035 Fund	2,511,836,019	158,160,804	76,287,174	81,873,630
State Street Target Retirement 2040 Fund	2,290,080,246	155,705,538	50,474,361	105,231,177
State Street Target Retirement 2045 Fund	2,016,869,408	148,673,924	35,998,995	112,674,929
State Street Target Retirement 2050 Fund	1,669,439,490	120,736,541	18,997,541	101,739,000
State Street Target Retirement 2055 Fund	1,199,252,084	78,610,323	13,409,702	65,200,621
State Street Target Retirement 2060 Fund	747,952,240	45,512,086	5,688,400	39,823,686
State Street Target Retirement 2065 Fund	194,546,624	11,042,981	762,681	10,280,300
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2023.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 14,871,990	$ 11,750,425	$ 3,481,050	$ 15,231,475
State Street Target Retirement 2020 Fund	1,615,180	1,654,100	—	1,654,100
State Street Target Retirement 2030 Fund	3,083,740	3,111,730	40,500	3,152,230
State Street Target Retirement 2035 Fund	9,169,864	9,389,600	—	9,389,600
State Street Target Retirement 2040 Fund	15,634,255	16,073,500	—	16,073,500
State Street Target Retirement 2045 Fund	182,826	189,000	—	189,000
State Street Target Retirement 2050 Fund	249,572	258,000	—	258,000
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$ 11,750,425	$—	$—	$—	$ 11,750,425	$ 11,750,425
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	1,654,100	—	—	—	1,654,100	1,654,100
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	3,111,730	—	—	—	3,111,730	3,111,730
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	9,389,600	—	—	—	9,389,600	9,389,600
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	16,073,500	—	—	—	16,073,500	16,073,500
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	189,000	—	—	—	189,000	189,000
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	258,000	—	—	—	258,000	258,000
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, and State Street Target Retirement 2065 Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (collectively referred to as the “Funds”) (eleven of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting State Street Institutional Investment Trust) at December 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
State Street Target Retirement 2065 Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the three years in the period ended December 31, 2023 and the period from March 30, 2020 (commencement of operations) to December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.13%	$1,049.50	$ 0.67	$1,024.60	$ 0.66
Class K	(0.01)	1,050.40	(0.05)	1,025.30	(0.05)
Class R3	0.49	1,048.20	2.53	1,022.70	2.50
State Street Target Retirement 2020 Fund
Class I	0.15	1,050.70	0.78	1,024.40	0.77
Class K	(0.01)	1,051.50	(0.05)	1,025.30	(0.05)
Class R3	0.49	1,049.20	2.53	1,022.70	2.50
State Street Target Retirement 2025 Fund
Class I	0.15	1,055.00	0.78	1,024.40	0.77
Class K	(0.01)	1,055.60	(0.05)	1,025.30	(0.05)
Class R3	0.49	1,052.90	2.54	1,022.70	2.50
State Street Target Retirement 2030 Fund
Class I	0.19	1,057.10	0.99	1,024.20	0.97
Class K	0.02	1,058.70	0.10	1,025.10	0.10
Class R3	0.52	1,055.10	2.69	1,022.60	2.65
State Street Target Retirement 2035 Fund
Class I	0.21	1,058.00	1.09	1,024.10	1.07
Class K	0.04	1,059.40	0.21	1,025.00	0.20
Class R3	0.54	1,057.30	2.80	1,022.50	2.75
State Street Target Retirement 2040 Fund
Class I	0.22	1,060.80	1.14	1,024.10	1.12
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class K	0.06%	$1,061.20	$ 0.31	$1,024.90	$ 0.31
Class R3	0.56	1,058.30	2.91	1,022.40	2.85
State Street Target Retirement 2045 Fund
Class I	0.22	1,062.40	1.14	1,024.10	1.12
Class K	0.06	1,063.90	0.31	1,024.90	0.31
Class R3	0.56	1,061.00	2.91	1,022.40	2.85
State Street Target Retirement 2050 Fund
Class I	0.23	1,065.10	1.20	1,024.00	1.17
Class K	0.06	1,066.50	0.31	1,024.90	0.31
Class R3	0.56	1,063.50	2.91	1,022.40	2.85
State Street Target Retirement 2055 Fund
Class I	0.20	1,065.80	1.04	1,024.20	1.02
Class K	0.06	1,066.80	0.31	1,024.90	0.31
Class R3	0.56	1,063.70	2.91	1,022.40	2.85
State Street Target Retirement 2060 Fund
Class I	0.20	1,065.50	1.04	1,024.20	1.02
Class K	0.06	1,066.50	0.31	1,024.90	0.31
Class R3	0.56	1,064.20	2.91	1,022.40	2.85
State Street Target Retirement 2065 Fund
Class I	0.26	1,065.50	1.35	1,023.90	1.33
Class K	0.06	1,066.00	0.31	1,024.90	0.31
Class R3	0.56	1,062.90	2.91	1,022.40	2.85

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2023:
Amount
State Street Target Retirement Fund	$12,678,753
State Street Target Retirement 2020 Fund	19,359,688
State Street Target Retirement 2025 Fund	30,822,568
State Street Target Retirement 2030 Fund	39,812,860
State Street Target Retirement 2035 Fund	41,026,185
State Street Target Retirement 2040 Fund	36,788,880
State Street Target Retirement 2045 Fund	30,220,922
State Street Target Retirement 2050 Fund	18,262,117
State Street Target Retirement 2055 Fund	11,334,984
State Street Target Retirement 2060 Fund	5,592,196
State Street Target Retirement 2065 Fund	263,870
Foreign Tax Credit
For the year ended December 31, 2023, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
State Street Target Retirement 2025 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Foreign Source Income
For the year ended December 31, 2023, the following funds earned foreign source income:
State Street Target Retirement 2025 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
119

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRAR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street Hedged International Developed Equity Index Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 19.73%, and the Index was 19.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Fund experienced positive performance in the Reporting Period. Performance in the first quarter of the Reporting Period was positive driven by falling energy prices and prospects of easier monetary policy despite fears of financial instability after the collapse of several banks and a weak dollar. Performance in the second quarter of the Reporting Period was also positive on the back of successful efforts to combat inflation, a strong dollar and solid macroeconomic data although weak manufacturing data tempered the positive performance. Persistent high interest rates led to negative performance in the third quarter of Reporting Period despite the strong dollar. Performance in the fourth quarter of the Reporting Period was positive as recession concerns eased, sharp declines in inflation, hopes of interest rate cuts and despite real estate concerns in Asia and a weak dollar.
The Fund used MSCI EAFE Index futures contracts and foreign currency forward contracts in order to gain exposure to the index during the Reporting Period. The Fund’s use of index futures and foreign currency forward contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, ASML Holding N.V. and SAP SE. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were AIA Group Limited, British American Tobacco and Anglo American PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street Hedged International Developed Equity Index Fund Class K	19.73%	11.71%	6.96%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (1)	19.95%	11.79%	7.24%
*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Mutual Funds and Exchange Traded Products	98.9%
Short-Term Investment	3.0
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
UNITED STATES — 98.9%
State Street International Developed Equity Portfolio (a) (Cost $2,124,263,743)		$ 3,024,510,235
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (b) (c) (Cost $91,405,657)	91,384,867	91,421,421
TOTAL INVESTMENTS — 101.9% (Cost $2,215,669,400)		3,115,931,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(59,126,118)
NET ASSETS — 100.0%		$ 3,056,805,538

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2023.

At December 31, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	EUR 17,379,000	USD 19,219,766	02/02/2024	$ (432)
Bank of Montreal	GBP 8,110,000	USD 10,339,804	02/02/2024	(516)
Barclays Capital PLC	USD 749,688	CHF 655,000	01/03/2024	28,545
Barclays Capital PLC	USD 363,924	HKD 2,843,000	01/03/2024	165
Barclays Capital PLC	USD 523,003	SEK 5,433,000	01/03/2024	16,099
Barclays Capital PLC	CHF 5,863,000	USD 6,765,401	01/03/2024	(200,678)
Barclays Capital PLC	JPY 99,685,646,610	USD 677,752,818	01/04/2024	(29,337,880)
Barclays Capital PLC	USD 19,170,583	JPY 2,690,691,000	02/02/2024	(985)
Barclays Capital PLC	AUD 18,585,000	USD 12,693,536	02/02/2024	(284)
BNP Paribas S.A.	USD 500,279	AUD 737,000	01/03/2024	2,613
BNP Paribas S.A.	USD 2,291,985	EUR 2,085,000	01/03/2024	11,211
BNP Paribas S.A.	USD 10,053,426	EUR 9,041,000	01/03/2024	(66,284)
BNP Paribas S.A.	USD 1,003,470	GBP 793,000	01/03/2024	7,446
BNP Paribas S.A.	USD 622,352	HKD 4,861,000	01/03/2024	171
BNP Paribas S.A.	USD 644,096	NOK 6,936,000	01/03/2024	38,870
BNP Paribas S.A.	USD 1,876,046	SEK 19,626,000	01/03/2024	71,394
BNP Paribas S.A.	USD 937,227	SEK 9,291,000	01/03/2024	(15,304)
BNP Paribas S.A.	GBP 362,192,547	USD 458,649,855	01/03/2024	(3,073,070)
BNP Paribas S.A.	USD 6,922,218	JPY 981,495,000	01/04/2024	39,727
BNP Paribas S.A.	USD 1,051,147	CHF 882,000	02/02/2024	(47)
BNP Paribas S.A.	USD 778,187	NOK 7,897,000	02/02/2024	(12)
BNP Paribas S.A.	DKK 2,249,000	USD 333,754	02/02/2024	(14)
BNP Paribas S.A.	SEK 52,606,000	USD 5,225,977	02/02/2024	(224)
Citibank N.A.	USD 509,201,847	EUR 460,962,157	01/03/2024	62
Citibank N.A.	USD 5,499,769	GBP 4,343,000	01/03/2024	36,686
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	EUR 61,537,000	USD 67,234,588	01/03/2024	$ (742,268)
Citibank N.A.	EUR 439,570,657	USD 480,278,504	01/03/2024	(5,293,281)
Citibank N.A.	EUR 460,962,157	USD 509,794,644	02/02/2024	(3,625)
HSBC Bank USA, N.A.	USD 2,190,459	AUD 3,198,000	01/03/2024	(8,304)
HSBC Bank USA, N.A.	USD 509,201,847	EUR 460,962,157	01/03/2024	63
HSBC Bank USA, N.A.	EUR 439,570,657	USD 480,282,812	01/03/2024	(5,288,974)
HSBC Bank USA, N.A.	USD 1,753,752	JPY 254,166,000	01/04/2024	49,099
HSBC Bank USA, N.A.	USD 1,594,880	JPY 226,401,000	01/04/2024	11,028
HSBC Bank USA, N.A.	EUR 460,962,157	USD 509,788,191	02/02/2024	(10,078)
JP Morgan Chase Bank, N.A.	USD 1,616,222	HKD 12,622,000	01/03/2024	212
JP Morgan Chase Bank, N.A.	USD 769,891	SGD 1,026,000	01/03/2024	7,911
JP Morgan Chase Bank, N.A.	AUD 3,980,000	USD 2,641,526	01/03/2024	(74,226)
JP Morgan Chase Bank, N.A.	JPY 2,423,758,000	USD 16,479,178	01/04/2024	(713,034)
Morgan Stanley Bank, N.A.	USD 222,524,604	AUD 326,115,050	01/03/2024	(67)
Morgan Stanley Bank, N.A.	USD 1,696,425	CHF 1,481,000	01/03/2024	63,213
Morgan Stanley Bank, N.A.	USD 681,989	CHF 584,000	01/03/2024	11,887
Morgan Stanley Bank, N.A.	USD 3,008,157	CHF 2,532,000	01/03/2024	220
Morgan Stanley Bank, N.A.	USD 102,628,282	DKK 692,571,566	01/03/2024	—
Morgan Stanley Bank, N.A.	USD 5,715,052	EUR 5,287,000	01/03/2024	125,233
Morgan Stanley Bank, N.A.	USD 2,531,479	GBP 2,011,000	01/03/2024	32,143
Morgan Stanley Bank, N.A.	USD 4,401,573	GBP 3,439,000	01/03/2024	(17,537)
Morgan Stanley Bank, N.A.	USD 63,786,367	HKD 498,079,035	01/03/2024	—
Morgan Stanley Bank, N.A.	USD 12,094,802	ILS 43,552,174	01/03/2024	—
Morgan Stanley Bank, N.A.	USD 21,860,681	NOK 222,010,520	01/03/2024	—
Morgan Stanley Bank, N.A.	USD 6,237,587	NZD 9,851,581	01/03/2024	(61)
Morgan Stanley Bank, N.A.	USD 94,453,433	SEK 951,887,531	01/03/2024	—
Morgan Stanley Bank, N.A.	USD 38,092,866	SGD 50,248,299	01/03/2024	—
Morgan Stanley Bank, N.A.	AUD 326,115,050	USD 222,734,949	02/02/2024	(6,289)
Morgan Stanley Bank, N.A.	SGD 50,248,299	USD 38,137,679	02/02/2024	(6,842)
Morgan Stanley Bank, N.A.	ILS 43,552,174	USD 12,099,507	02/02/2024	(2,219)
Morgan Stanley Bank, N.A.	DKK 692,571,566	USD 102,776,926	02/02/2024	(5,882)
Morgan Stanley Bank, N.A.	HKD 498,079,035	USD 63,823,148	02/02/2024	(6,533)
Morgan Stanley Bank, N.A.	SEK 951,887,531	USD 94,562,090	02/02/2024	(4,202)
Morgan Stanley Bank, N.A.	NOK 222,010,520	USD 21,875,759	02/02/2024	(1,276)
Morgan Stanley Bank, N.A.	NZD 9,851,581	USD 6,238,247	02/02/2024	15
Royal Bank of Canada	USD 1,234,667	AUD 1,870,000	01/03/2024	41,327
Royal Bank of Canada	USD 543,767	AUD 828,000	01/03/2024	21,218
Royal Bank of Canada	USD 2,528,207	EUR 2,341,000	01/03/2024	57,779
Royal Bank of Canada	USD 1,117,599	GBP 890,000	01/03/2024	16,972
Societe Generale	DKK 21,762,000	USD 3,189,838	01/03/2024	(34,950)
Societe Generale	ILS 3,493,000	USD 939,024	01/03/2024	(31,011)
Standard Chartered Bank	USD 306,781,870	CHF 258,230,571	01/03/2024	32,805
Standard Chartered Bank	CHF 257,619,571	USD 297,269,358	01/03/2024	(8,819,362)
Standard Chartered Bank	CHF 258,230,571	USD 307,726,905	02/02/2024	(12,747)
Toronto-Dominion Bank	NZD 9,851,581	USD 6,085,440	01/03/2024	(152,087)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Toronto-Dominion Bank	DKK 681,522,566	USD 99,892,645	01/03/2024	$ (1,098,348)
Toronto-Dominion Bank	ILS 40,059,174	USD 10,767,924	01/03/2024	(356,844)
Toronto-Dominion Bank	HKD 518,405,035	USD 66,373,388	01/03/2024	(16,023)
Toronto-Dominion Bank	AUD 328,768,050	USD 218,198,423	01/03/2024	(6,136,388)
Toronto-Dominion Bank	SGD 51,761,299	USD 38,836,800	01/03/2024	(403,059)
Toronto-Dominion Bank	NOK 228,946,520	USD 21,258,591	01/03/2024	(1,285,057)
Toronto-Dominion Bank	SEK 986,237,531	USD 94,266,744	01/03/2024	(3,595,154)
UBS AG	USD 573,284	DKK 3,953,000	01/03/2024	12,489
UBS AG	USD 1,008,378	DKK 6,760,000	01/03/2024	(6,651)
UBS AG	USD 447,093,454	GBP 350,716,547	01/03/2024	(129)
UBS AG	USD 369,069	SGD 487,000	01/03/2024	122
UBS AG	USD 3,998,798	JPY 573,977,000	01/04/2024	72,539
UBS AG	GBP 350,716,547	USD 447,158,337	02/02/2024	(8,288)
Westpac Banking Corp.	USD 709,737,161	JPY 100,073,365,610	01/04/2024	103,707
Westpac Banking Corp.	JPY 100,073,365,610	USD 712,948,450	02/02/2024	(15,682)
Total				$(65,939,237)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the year ended  December 31, 2023, the average notional value related to forward foreign currency exchange contracts was $10,131,123,196.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	945	03/15/2024	$103,046,251	$106,425,900	$3,379,649

During the year ended December 31, 2023, the average notional value related to futures contracts was $102,499,637.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,024,510,235	$ —	$—	$3,024,510,235
Short-Term Investment	91,421,421	—	—	91,421,421
TOTAL INVESTMENTS	$ 3,115,931,656	$ —	$—	$ 3,115,931,656
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$ —	$ 912,971	$—	$ 912,971
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(66,852,208)	—	(66,852,208)
Futures Contracts - Unrealized Appreciation	3,379,649	—	—	3,379,649
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 3,379,649	$(65,939,237)	$—	$ (62,559,588)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	140,920,876	$140,949,060	$1,567,579,644	$1,617,047,928	$(66,178)	$6,823	91,384,867	$91,421,421	$6,590,356
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,024,510,235
Investment in affiliated issuers, at value	91,421,421
Total Investments	3,115,931,656
Foreign currency, at value	5
Receivable from broker — accumulated variation margin on futures contracts	3,382,155
Receivable for fund shares sold	5,184,346
Unrealized appreciation on forward foreign currency exchange contracts	912,971
Dividends receivable — affiliated issuers	453,436
Prepaid expenses and other assets	283,755
TOTAL ASSETS	3,126,148,324
LIABILITIES
Due to broker	494,102
Payable for fund shares repurchased	1,090,248
Unrealized depreciation on forward foreign currency exchange contracts	66,852,208
Advisory fee payable	403,727
Custodian fees payable	36,994
Administration fees payable	129,087
Transfer agent fees payable	18,707
Professional fees payable	43,133
Printing and postage fees payable	37,785
Accrued expenses and other liabilities	236,795
TOTAL LIABILITIES	69,342,786
NET ASSETS	$3,056,805,538
NET ASSETS CONSIST OF:
Paid-in capital	$2,590,021,593
Total distributable earnings (loss)	466,783,945
NET ASSETS	$3,056,805,538
Class K
Net Assets	$3,056,805,538
Shares Outstanding	27,954,068
Net asset value, offering and redemption price per share	$ 109.35
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,124,263,743
Investment in affiliated issuers	91,405,657
Total cost of investments	$2,215,669,400
Foreign currency, at cost	$ 5
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$104,998,737
Dividend income — affiliated issuers	6,590,356
Securities Lending income allocated from affiliated Portfolio	740,087
Expenses allocated from affiliated Portfolio	(4,496,908)
Foreign taxes withheld allocated from affiliated Portfolio	(9,471,840)
TOTAL INVESTMENT INCOME (LOSS)	98,360,432
EXPENSES
Advisory fee	4,570,952
Administration fees	1,632,483
Custodian fees	251,961
Trustees’ fees and expenses	21,000
Transfer agent fees	56,693
Registration and filing fees	71,369
Professional fees and expenses	38,369
Printing and postage fees	69,292
Insurance expense	12,387
Miscellaneous expenses	576,682
TOTAL EXPENSES	7,301,188
Expenses waived/reimbursed by the Adviser	(5,268,166)
NET EXPENSES	2,033,022
NET INVESTMENT INCOME (LOSS)	$ 96,327,410
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(5,313,525)
Foreign currency transactions allocated from affiliated Portfolio	(189,170)
Futures contracts allocated from affiliated Portfolio	13,931,525
Investments - affiliated issuers	(66,178)
Forward foreign currency exchange contracts	(17,270,791)
Foreign currency transactions	(1,979)
Futures contracts	4,740,852
Net realized gain (loss)	(4,169,266)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	433,985,612
Foreign currency transactions allocated from affiliated Portfolio	359,488
Future contracts allocated from affiliated Portfolio	2,146,422
Investments - affiliated issuers	6,823
Forward foreign currency exchange contracts	46,348,901
Foreign currency translations	2,755
Futures contracts	3,685,186
Net change in unrealized appreciation/depreciation	486,535,187
NET REALIZED AND UNREALIZED GAIN (LOSS)	482,365,921
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$578,693,331
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 96,327,410	$ 116,978,091
Net realized gain (loss)	(4,169,266)	326,712,948
Net change in unrealized appreciation/depreciation	486,535,187	(682,958,207)
Net increase (decrease) in net assets resulting from operations	578,693,331	(239,267,168)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(111,946,450)	(647,029,524)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	785,000,184	921,637,613
Reinvestment of distributions	111,684,268	646,472,756
Cost of shares redeemed	(1,797,248,381)	(1,703,252,954)
Net increase (decrease) in net assets from beneficial interest transactions	(900,563,929)	(135,142,585)
Net increase (decrease) in net assets during the period	(433,817,048)	(1,021,439,277)
Net assets at beginning of period	3,490,622,586	4,512,061,863
NET ASSETS AT END OF PERIOD	$ 3,056,805,538	$ 3,490,622,586
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	7,526,505	8,209,170
Reinvestment of distributions	1,027,643	6,769,348
Shares redeemed	(17,419,477)	(15,279,639)
Net increase (decrease) from share transactions	(8,865,329)	(301,121)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$ 94.80	$ 121.55	$ 104.85	$ 104.30	$ 87.90
Income (loss) from investment operations:
Net investment income (loss) (b)	3.11	3.25	2.93	2.15	3.10
Net realized and unrealized gain (loss)	15.56	(8.89)	17.33	0.53	18.60
Total from investment operations	18.67	(5.64)	20.26	2.68	21.70
Distributions to shareholders from:
Net investment income	(4.12)	(3.21)	(3.56)	(2.13)	(3.20)
Net realized gains	—	(17.90)	—	—	(2.10)
Total distributions	(4.12)	(21.11)	(3.56)	(2.13)	(5.30)
Net asset value, end of period	$ 109.35	$ 94.80	$ 121.55	$ 104.85	$ 104.30
Total return (c)	19.73%	(4.78)%	19.31%	2.45%	24.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,056,806	$3,490,623	$4,512,062	$3,684,209	$3,772,743
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.35%	0.36%	0.36%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.95%	2.85%	2.50%	2.23%	3.08%
Portfolio turnover rate (d)	8%	18%	7%	8%	3%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

(“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$912,971	$—	$ —	$—	$ 912,971
Futures Contracts	—	—	—	3,382,155	—	3,382,155
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$66,852,208	$—	$—	$—	$66,852,208
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(17,270,791)	$—	$ —	$—	$(17,270,791)
Futures Contracts	—	—	—	4,740,852	—	4,740,852
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$46,348,901	$—	$ —	$—	$46,348,901
Futures Contracts	—	—	—	3,685,186	—	3,685,186
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital PLC	$ 44,809	$ (44,809)	$—	$ —
BNP Paribas S.A.	171,432	(171,432)	—	—
Citibank N.A.	36,748	(36,748)	—	—
HSBC Bank USA	60,190	(60,190)	—	—
JP Morgan Chase Bank, N.A.	8,123	(8,123)	—	—
Morgan Stanley Bank, N.A.	232,711	(50,908)	—	181,803
Royal Bank of Canada	137,296	—	—	137,296
Standard Chartered Bank	32,805	(32,805)	—	—
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
UBS AG	$ 85,150	$ (15,068)	$—	$ 70,082
Westpac Banking Corp.	103,707	(15,682)	—	88,025
	$912,971	$(435,765)	$—	$477,206
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$ (948)	$ —	$—	$ (948)
Barclays Capital PLC	(29,539,827)	44,809	—	(29,495,018)
BNP Paribas S.A.	(3,154,955)	171,432	—	(2,983,523)
Citibank N.A.	(6,039,174)	36,748	—	(6,002,426)
HSBC Bank USA	(5,307,356)	60,190	—	(5,247,166)
JP Morgan Chase Bank, N.A.	(787,260)	8,123	—	(779,137)
Morgan Stanley Bank, N.A.	(50,908)	50,908	—	—
Societe Generale	(65,962)	—	—	(65,962)
Standard Chartered Bank	(8,832,109)	32,805	—	(8,799,304)
Toronto Dominion Bank	(13,042,959)	—	—	(13,042,959)
UBS AG	(15,068)	15,068	—	—
Westpac Banking Corp.	(15,682)	15,682	—	—
	$(66,852,208)	$435,765	$—	$(66,416,443)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund  and/or (ii) to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Fund's Board of Trustees. For the period ended December 31, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$111,946,450	$—	$111,946,450
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 382,458,494	$ 264,571,030	$ 647,029,524
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Hedged International Developed Equity Index Fund	$8,703,345	$(291,582,943)	$—	$749,663,543	$466,783,945
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,304,077,986	$749,854,964	$—	$749,854,964
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The  Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,049.20	$1.03	$1,024.20	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2023.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2023, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$5,816,441
The amount of foreign source income earned on the Fund during the year ended December 31, 2023 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$101,844,170
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

25

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Portfolio was 18.28%, and the Index was 18.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Fund experienced positive performance in the Reporting Period. Performance in the first quarter of the Reporting Period was positive driven by falling energy prices and prospects of easier monetary policy despite fears of financial instability after the collapse of several banks. Performance in the second quarter of the Reporting Period was also positive on the back of successful efforts to combat inflation and solid macroeconomic data although weak manufacturing data tempered the positive performance. Persistent high interest rates led to negative performance in the third quarter of Reporting Period. Performance in the fourth quarter of the Reporting Period was positive as recession concerns eased, sharp declines in inflation, hopes of interest rate cuts and despite real estate concerns in Asia.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, ASML Holding N.V. and SAP SE. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were AIA Group Limited, British American Tobacco PLC. and Anglo American PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street International Developed Equity Index Portfolio	18.28%	8.17%	6.44%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	18.24%	8.17%	6.45%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2023

Description	Market Value	% of Net Assets
Novo Nordisk AS Class B	61,550,234	2.0%
Nestle SA	56,390,590	1.9
ASML Holding NV	55,341,662	1.8
LVMH Moet Hennessy Louis Vuitton SE	40,768,972	1.4
Shell PLC	39,518,623	1.3
TOTAL	253,570,081	8.4%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 7.8%
Ampol Ltd.	49,395	$ 1,218,424
ANZ Group Holdings Ltd.	549,178	9,713,040
APA Group Stapled Security	248,561	1,448,431
Aristocrat Leisure Ltd.	103,399	2,880,026
ASX Ltd.	38,835	1,671,030
Aurizon Holdings Ltd.	303,097	785,909
BHP Group Ltd.	922,886	31,744,743
BlueScope Steel Ltd.	77,666	1,240,092
Brambles Ltd.	247,634	2,298,033
CAR Group Ltd.	71,079	1,510,313
Cochlear Ltd.	12,354	2,517,713
Coles Group Ltd.	238,660	2,623,507
Commonwealth Bank of Australia	304,878	23,258,139
Computershare Ltd.	93,856	1,561,999
Dexus REIT	210,234	1,101,720
EBOS Group Ltd.	28,220	634,296
Endeavour Group Ltd.	257,884	916,789
Flutter Entertainment PLC (a)	32,097	5,672,953
Fortescue Ltd.	305,805	6,055,487
Glencore PLC	1,927,329	11,599,300
Goodman Group REIT	306,863	5,297,514
GPT Group REIT	374,436	1,185,503
IDP Education Ltd.	55,630	760,321
IGO Ltd.	142,222	878,259
Insurance Australia Group Ltd.	427,533	1,651,175
Lottery Corp. Ltd.	379,448	1,253,155
Macquarie Group Ltd.	66,965	8,390,707
Medibank Pvt Ltd.	500,318	1,215,355
Mineral Resources Ltd.	30,182	1,441,628
Mirvac Group REIT	658,533	939,141
National Australia Bank Ltd.	574,623	12,037,282
Northern Star Resources Ltd.	200,409	1,866,624
Orica Ltd.	80,428	874,788
Origin Energy Ltd.	302,404	1,747,745
Pilbara Minerals Ltd. (b)	527,481	1,421,710
Qantas Airways Ltd. (a)	166,782	611,126
QBE Insurance Group Ltd.	266,554	2,693,688
Ramsay Health Care Ltd.	34,130	1,225,213
REA Group Ltd. (b)	9,983	1,233,975
Reece Ltd. (b)	48,540	741,585
Rio Tinto Ltd.	67,327	6,232,297
Rio Tinto PLC	204,409	15,223,114
Santos Ltd.	582,104	3,018,709
Scentre Group REIT	907,362	1,851,223
SEEK Ltd.	70,304	1,282,289
Sonic Healthcare Ltd.	85,913	1,880,617
South32 Ltd.	869,994	1,976,822
Stockland REIT	406,919	1,235,592
Suncorp Group Ltd.	237,470	2,244,221
Telstra Group Ltd.	712,168	1,924,353
Transurban Group Stapled Security	558,358	5,223,448
Security Description	Shares	Value
Treasury Wine Estates Ltd.	157,053	$ 1,155,240
Vicinity Ltd. REIT	773,415	1,076,589
Washington H Soul Pattinson & Co. Ltd.	40,775	911,754
Wesfarmers Ltd.	206,823	8,049,806
Westpac Banking Corp.	641,216	10,019,520
WiseTech Global Ltd.	32,570	1,675,033
Woodside Energy Group Ltd.	346,772	7,349,411
Woolworths Group Ltd.	221,376	5,619,278
		235,867,754
AUSTRIA — 0.2%
Erste Group Bank AG	61,012	2,475,489
Mondi PLC	84,316	1,652,597
OMV AG	26,979	1,185,240
Verbund AG	11,483	1,066,149
voestalpine AG	22,739	717,388
		7,096,863
BELGIUM — 0.8%
Ageas SA	27,483	1,193,416
Anheuser-Busch InBev SA	157,231	10,146,692
D'ieteren Group	4,423	864,310
Elia Group SA	5,712	714,896
Groupe Bruxelles Lambert NV	16,553	1,302,277
KBC Group NV	44,822	2,907,382
Lotus Bakeries NV	91	827,306
Sofina SA (b)	3,290	819,171
Syensqo SA (a)	14,831	1,544,268
UCB SA	22,368	1,949,525
Umicore SA	35,023	963,335
Warehouses De Pauw CVA REIT	34,859	1,097,450
		24,330,028
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,209,039
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	816,191
CHILE — 0.1%
Antofagasta PLC	72,829	1,559,288
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	700,000	1,900,481
Budweiser Brewing Co. APAC Ltd. (d)	304,800	570,679
ESR Group Ltd. (d)	461,400	638,162
Prosus NV	263,975	7,868,826
SITC International Holdings Co. Ltd.	243,000	419,494
Wharf Holdings Ltd. (b)	230,000	740,791
Wilmar International Ltd.	385,400	1,043,043
Xinyi Glass Holdings Ltd.	385,070	431,990
		13,613,466

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
DENMARK — 3.3%
AP Moller - Maersk AS Class A	572	$ 1,015,442
AP Moller - Maersk AS Class B	847	1,523,718
Carlsberg AS Class B	17,557	2,203,097
Chr Hansen Holding AS	18,207	1,527,604
Coloplast AS Class B	24,427	2,794,408
Danske Bank AS	131,572	3,517,243
Demant AS (a)	21,378	937,694
DSV AS	33,884	5,952,489
Genmab AS (a)	11,952	3,816,720
Novo Nordisk AS Class B	594,990	61,550,234
Novozymes AS Class B	38,456	2,114,742
Orsted AS (d)	36,095	2,002,024
Pandora AS	14,798	2,046,351
Rockwool AS Class B	2,140	626,618
Tryg AS	59,687	1,299,284
Vestas Wind Systems AS (a)	181,438	5,761,729
		98,689,397
FINLAND — 1.1%
Elisa OYJ	28,435	1,315,167
Fortum OYJ	91,577	1,321,157
Kesko OYJ Class B	45,946	909,770
Kone OYJ Class B	60,748	3,030,475
Metso OYJ	131,475	1,331,795
Neste OYJ	75,796	2,696,881
Nokia OYJ	966,058	3,256,960
Nordea Bank Abp	586,434	7,257,505
Orion OYJ Class B	20,582	892,839
Sampo OYJ Class A	82,888	3,626,780
Stora Enso OYJ Class R	100,547	1,391,143
UPM-Kymmene OYJ	95,136	3,579,433
Wartsila OYJ Abp	80,245	1,163,435
		31,773,340
FRANCE — 10.1%
Accor SA	39,270	1,500,934
Adevinta ASA (a)	69,043	764,146
Aeroports de Paris SA	6,344	821,326
Air Liquide SA	95,179	18,517,168
Airbus SE	107,666	16,624,491
Alstom SA	49,576	667,027
Amundi SA (d)	11,496	782,262
Arkema SA	11,768	1,338,951
AXA SA	326,704	10,642,753
BioMerieux	7,880	875,687
BNP Paribas SA	190,537	13,173,738
Bollore SE	120,485	752,645
Bouygues SA	38,117	1,436,655
Bureau Veritas SA	58,836	1,486,394
Capgemini SE	28,102	5,859,343
Carrefour SA	105,660	1,933,423
Cie de Saint-Gobain SA	83,947	6,181,519
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	122,510	$ 4,392,834
Covivio SA REIT	11,869	638,248
Credit Agricole SA	188,897	2,681,764
Danone SA	117,306	7,603,877
Dassault Aviation SA	3,247	642,754
Dassault Systemes SE	121,383	5,931,283
Edenred SE	47,543	2,843,345
Eiffage SA	14,427	1,546,187
Engie SA	331,638	5,831,463
EssilorLuxottica SA	53,935	10,819,602
Eurazeo SE	9,467	751,387
Gecina SA REIT	8,880	1,080,003
Getlink SE	70,174	1,284,081
Hermes International SCA	5,742	12,170,759
Ipsen SA	7,159	853,294
Kering SA	13,563	5,977,966
Klepierre SA REIT	43,119	1,175,543
La Francaise des Jeux SAEM (d)	18,489	670,720
Legrand SA	48,327	5,023,475
L'Oreal SA	43,862	21,834,968
LVMH Moet Hennessy Louis Vuitton SE	50,309	40,768,972
Orange SA	336,315	3,828,043
Pernod Ricard SA	37,266	6,576,251
Publicis Groupe SA	40,849	3,790,404
Remy Cointreau SA	4,103	521,224
Renault SA	38,533	1,570,879
Safran SA	61,912	10,905,645
Sartorius Stedim Biotech	5,561	1,471,239
SEB SA	4,806	599,911
Societe Generale SA	140,348	3,724,726
Sodexo SA	15,346	1,688,754
Teleperformance SE	11,251	1,641,173
Thales SA	18,599	2,752,055
TotalEnergies SE	417,143	28,385,100
Unibail-Rodamco-Westfield REIT (a)	20,395	1,507,663
Veolia Environnement SA	122,651	3,869,493
Vinci SA	92,001	11,555,208
Vivendi SE	133,656	1,428,595
Worldline SA (a) (d)	48,632	841,813
		304,539,163
GERMANY — 8.2%
adidas AG	29,433	5,987,625
Allianz SE	73,311	19,593,838
BASF SE	163,110	8,789,155
Bayer AG	179,672	6,674,704
Bayerische Motoren Werke AG	57,434	6,393,934
Bayerische Motoren Werke AG Preference Shares	11,599	1,152,515
Bechtle AG	15,089	756,564
Beiersdorf AG	19,114	2,865,208

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Brenntag SE	26,021	$ 2,392,084
Carl Zeiss Meditec AG	8,085	882,750
Commerzbank AG	188,234	2,237,356
Continental AG	19,127	1,625,215
Covestro AG (a) (d)	34,156	1,987,639
Daimler Truck Holding AG	95,329	3,582,483
Deutsche Bank AG	347,469	4,745,695
Deutsche Boerse AG	34,569	7,121,810
Deutsche Lufthansa AG (a)	121,904	1,083,754
Deutsche Post AG	180,940	8,965,411
Deutsche Telekom AG	588,144	14,130,830
E.ON SE	407,343	5,467,154
Evonik Industries AG	39,982	817,073
Fresenius Medical Care AG	40,959	1,717,514
Fresenius SE & Co. KGaA	75,174	2,330,960
GEA Group AG	27,860	1,159,931
Hannover Rueck SE	10,747	2,567,843
Heidelberg Materials AG	25,629	2,291,499
HelloFresh SE (a)	30,626	484,122
Henkel AG & Co. KGaA	17,748	1,273,954
Henkel AG & Co. KGaA Preference Shares	32,026	2,577,606
Infineon Technologies AG	236,328	9,868,059
Knorr-Bremse AG	14,406	935,719
LEG Immobilien SE (a)	12,550	1,099,642
Mercedes-Benz Group AG	146,836	10,145,761
Merck KGaA	23,350	3,716,855
MTU Aero Engines AG	10,149	2,188,966
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,709	10,238,280
Nemetschek SE	11,865	1,028,612
Porsche Automobil Holding SE Preference Shares	26,258	1,343,553
Puma SE	19,231	1,073,223
Rational AG	1,075	830,655
Rheinmetall AG	7,727	2,449,726
RWE AG	114,470	5,207,182
SAP SE	190,085	29,287,651
Sartorius AG Preference Shares	5,144	1,893,349
Scout24 SE (d)	13,225	937,313
Siemens AG	138,292	25,957,706
Siemens Energy AG (a)	104,622	1,386,848
Siemens Healthineers AG (d)	53,831	3,127,829
Symrise AG	23,628	2,600,671
Talanx AG	12,433	887,911
Volkswagen AG	5,740	751,055
Volkswagen AG Preference Shares	37,317	4,608,645
Vonovia SE	131,783	4,154,685
Wacker Chemie AG	3,583	452,395
Zalando SE (a) (d)	44,998	1,066,216
		248,894,733
HONG KONG — 2.0%
AIA Group Ltd.	2,085,600	18,175,600
Security Description	Shares	Value
CK Asset Holdings Ltd.	348,399	$ 1,749,011
CK Infrastructure Holdings Ltd.	136,000	752,406
CLP Holdings Ltd.	292,000	2,410,102
Futu Holdings Ltd. ADR (a)	10,900	595,467
Hang Lung Properties Ltd.	381,000	530,864
Hang Seng Bank Ltd.	144,300	1,682,580
Henderson Land Development Co. Ltd.	259,436	799,052
HKT Trust & HKT Ltd. Stapled Security	811,000	967,980
Hong Kong & China Gas Co. Ltd.	2,101,995	1,609,765
Hong Kong Exchanges & Clearing Ltd.	220,030	7,551,727
Hongkong Land Holdings Ltd.	238,600	830,328
Jardine Matheson Holdings Ltd.	27,600	1,137,396
Link REIT	483,291	2,713,988
MTR Corp. Ltd.	265,512	1,030,283
New World Development Co. Ltd. (b)	259,269	402,423
Power Assets Holdings Ltd.	237,500	1,376,296
Prudential PLC	500,292	5,658,314
Sino Land Co. Ltd.	630,456	685,476
Sun Hung Kai Properties Ltd.	278,500	3,011,996
Swire Pacific Ltd. Class A	84,500	715,299
Swire Properties Ltd.	232,200	469,839
Techtronic Industries Co. Ltd.	262,500	3,128,061
WH Group Ltd. (d)	1,376,266	888,306
Wharf Real Estate Investment Co. Ltd.	313,000	1,058,225
		59,930,784
IRELAND — 0.4%
AerCap Holdings NV (a)	38,400	2,853,888
AIB Group PLC	288,957	1,238,482
Bank of Ireland Group PLC	186,033	1,688,810
Kerry Group PLC Class A	28,467	2,473,548
Kingspan Group PLC	27,408	2,373,658
Smurfit Kappa Group PLC	49,767	1,972,508
		12,600,894
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	476,478
Bank Hapoalim BM	224,312	2,025,156
Bank Leumi Le-Israel BM	272,570	2,203,480
Check Point Software Technologies Ltd. (a)	17,310	2,644,795
Elbit Systems Ltd.	4,456	950,376
Global-e Online Ltd. (a)	20,000	792,600
ICL Group Ltd.	150,007	762,762
Israel Discount Bank Ltd. Class A	250,162	1,257,441
Mizrahi Tefahot Bank Ltd.	30,625	1,190,674
Nice Ltd. (a)	11,219	2,271,591
Teva Pharmaceutical Industries Ltd. ADR (a)	206,728	2,158,240

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Wix.com Ltd. (a)	9,200	$ 1,131,784
		17,865,377
ITALY — 2.2%
Amplifon SpA	25,292	875,602
Assicurazioni Generali SpA	182,926	3,860,533
Banco BPM SpA	239,981	1,267,419
Coca-Cola HBC AG	38,928	1,143,866
Davide Campari-Milano NV	102,147	1,152,627
DiaSorin SpA	3,236	333,300
Enel SpA	1,473,193	10,952,152
Eni SpA	430,716	7,302,433
Ferrari NV	22,754	7,671,266
FinecoBank Banca Fineco SpA	105,986	1,590,497
Infrastrutture Wireless Italiane SpA (d)	54,447	688,659
Intesa Sanpaolo SpA	2,834,912	8,278,347
Leonardo SpA	80,480	1,327,755
Mediobanca Banca di Credito Finanziario SpA	101,803	1,260,077
Moncler SpA	36,651	2,255,100
Nexi SpA (a) (b) (d)	105,114	859,942
Poste Italiane SpA (d)	103,120	1,170,441
Prysmian SpA	46,006	2,092,281
Recordati Industria Chimica e Farmaceutica SpA	17,443	940,877
Snam SpA	379,104	1,949,408
Telecom Italia SpA (a) (b)	1,880,790	611,234
Terna - Rete Elettrica Nazionale	249,409	2,081,200
UniCredit SpA	290,011	7,869,660
		67,534,676
JAPAN — 21.9%
Advantest Corp.	138,400	4,709,213
Aeon Co. Ltd.	116,500	2,603,855
AGC, Inc. (b)	33,300	1,236,763
Aisin Corp.	27,700	969,245
Ajinomoto Co., Inc.	81,000	3,125,550
ANA Holdings, Inc. (a)	35,300	766,194
Asahi Group Holdings Ltd.	86,700	3,233,569
Asahi Intecc Co. Ltd.	42,900	872,880
Asahi Kasei Corp.	218,600	1,611,047
Astellas Pharma, Inc.	328,200	3,924,991
Azbil Corp.	19,700	652,009
Bandai Namco Holdings, Inc.	113,500	2,275,555
BayCurrent Consulting, Inc.	23,800	835,819
Bridgestone Corp.	103,200	4,274,989
Brother Industries Ltd.	49,800	794,970
Canon, Inc. (b)	181,100	4,650,177
Capcom Co. Ltd.	33,700	1,089,071
Central Japan Railway Co.	129,500	3,292,155
Chiba Bank Ltd. (b)	99,200	716,663
Chubu Electric Power Co., Inc.	127,700	1,649,919
Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	121,200	$ 4,592,498
Concordia Financial Group Ltd.	178,100	814,323
Dai Nippon Printing Co. Ltd.	34,400	1,018,238
Daifuku Co. Ltd.	54,900	1,110,812
Dai-ichi Life Holdings, Inc.	169,400	3,595,154
Daiichi Sankyo Co. Ltd.	338,200	9,288,625
Daikin Industries Ltd.	48,200	7,858,398
Daito Trust Construction Co. Ltd.	12,100	1,403,284
Daiwa House Industry Co. Ltd.	105,400	3,193,849
Daiwa House REIT Investment Corp.	390	696,290
Daiwa Securities Group, Inc.	230,200	1,549,743
Denso Corp.	314,800	4,749,465
Dentsu Group, Inc. (b)	34,600	887,947
Disco Corp.	16,500	4,093,985
East Japan Railway Co.	54,300	3,130,974
Eisai Co. Ltd.	45,100	2,255,960
ENEOS Holdings, Inc.	539,400	2,144,132
FANUC Corp.	172,800	5,083,002
Fast Retailing Co. Ltd.	31,600	7,842,843
Fuji Electric Co. Ltd.	21,600	929,851
FUJIFILM Holdings Corp.	67,400	4,050,789
Fujitsu Ltd.	31,800	4,798,872
GLP J-Reit	898	894,943
Hamamatsu Photonics KK	28,600	1,176,621
Hankyu Hanshin Holdings, Inc.	45,100	1,436,047
Hikari Tsushin, Inc.	4,000	663,356
Hirose Electric Co. Ltd.	6,810	771,185
Hitachi Construction Machinery Co. Ltd.	23,300	615,967
Hitachi Ltd.	168,000	12,119,166
Honda Motor Co. Ltd.	844,800	8,784,769
Hoshizaki Corp.	20,300	743,143
Hoya Corp.	64,600	8,076,146
Hulic Co. Ltd. (b)	74,500	780,247
Ibiden Co. Ltd.	19,300	1,069,864
Idemitsu Kosan Co. Ltd.	191,200	1,040,899
Iida Group Holdings Co. Ltd.	35,900	537,685
Inpex Corp. (b)	173,500	2,343,813
Isuzu Motors Ltd.	115,600	1,489,074
ITOCHU Corp. (b)	217,100	8,880,804
Japan Airlines Co. Ltd.	25,500	501,933
Japan Exchange Group, Inc.	87,900	1,859,879
Japan Metropolitan Fund Invest REIT	1,232	890,487
Japan Post Bank Co. Ltd.	255,500	2,602,483
Japan Post Holdings Co. Ltd.	369,200	3,298,393
Japan Post Insurance Co. Ltd.	42,100	747,754
Japan Real Estate Investment Corp. REIT	248	1,027,323
Japan Tobacco, Inc. (b)	217,500	5,623,404

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
JFE Holdings, Inc.	97,400	$ 1,511,296
JSR Corp.	35,100	1,000,865
Kajima Corp.	77,000	1,287,066
Kansai Electric Power Co., Inc.	124,400	1,651,843
Kao Corp.	83,700	3,443,467
Kawasaki Kisen Kaisha Ltd. (b)	27,100	1,162,966
KDDI Corp.	273,300	8,696,438
KDX Realty Investment Corp. REIT	763	870,268
Keisei Electric Railway Co. Ltd.	24,800	1,172,274
Keyence Corp.	35,300	15,554,235
Kikkoman Corp.	23,600	1,445,328
Kintetsu Group Holdings Co. Ltd.	36,200	1,148,293
Kirin Holdings Co. Ltd. (b)	137,400	2,013,537
Kobe Bussan Co. Ltd.	32,500	960,384
Koei Tecmo Holdings Co. Ltd. (b)	26,540	302,806
Koito Manufacturing Co. Ltd.	29,500	459,826
Komatsu Ltd.	167,700	4,386,988
Konami Group Corp.	21,000	1,099,752
Kose Corp.	6,200	465,066
Kubota Corp.	181,500	2,732,542
Kyocera Corp.	230,000	3,357,497
Kyowa Kirin Co. Ltd.	49,000	823,734
Lasertec Corp.	13,900	3,664,796
LY Corp.	530,500	1,880,344
M3, Inc.	89,400	1,479,431
Makita Corp.	43,400	1,197,517
Marubeni Corp.	261,200	4,128,842
MatsukiyoCocokara & Co.	62,400	1,105,212
Mazda Motor Corp.	104,900	1,133,602
McDonald's Holdings Co. Japan Ltd. (b)	14,600	632,756
MEIJI Holdings Co. Ltd.	44,200	1,049,977
MINEBEA MITSUMI, Inc.	66,500	1,367,217
MISUMI Group, Inc.	52,300	886,444
Mitsubishi Chemical Group Corp.	254,800	1,561,549
Mitsubishi Corp.	631,500	10,094,235
Mitsubishi Electric Corp.	349,900	4,961,343
Mitsubishi Estate Co. Ltd.	201,400	2,775,714
Mitsubishi HC Capital, Inc.	159,200	1,069,163
Mitsubishi Heavy Industries Ltd.	57,600	3,367,014
Mitsubishi UFJ Financial Group, Inc.	2,074,500	17,827,045
Mitsui & Co. Ltd.	240,000	9,019,152
Mitsui Chemicals, Inc.	35,100	1,041,199
Mitsui Fudosan Co. Ltd.	160,400	3,934,340
Mitsui OSK Lines Ltd. (b)	60,500	1,938,420
Mizuho Financial Group, Inc.	440,240	7,533,544
MonotaRO Co. Ltd. (b)	53,900	588,587
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	81,700	$ 3,213,989
Murata Manufacturing Co. Ltd.	313,500	6,655,593
NEC Corp.	43,800	2,594,198
Nexon Co. Ltd.	67,400	1,228,432
NIDEC Corp.	75,300	3,041,804
Nintendo Co. Ltd.	189,700	9,902,130
Nippon Building Fund, Inc. REIT (b)	310	1,343,524
NIPPON EXPRESS HOLDINGS, Inc.	11,700	665,086
Nippon Paint Holdings Co. Ltd.	186,100	1,504,852
Nippon Prologis REIT, Inc.	470	904,795
Nippon Sanso Holdings Corp.	32,400	867,800
Nippon Steel Corp.	154,200	3,532,884
Nippon Telegraph & Telephone Corp.	5,440,400	6,649,035
Nippon Yusen KK (b)	86,300	2,675,680
Nissan Chemical Corp.	21,400	835,781
Nissan Motor Co. Ltd.	409,100	1,608,194
Nissin Foods Holdings Co. Ltd.	35,700	1,246,132
Nitori Holdings Co. Ltd.	14,100	1,888,268
Nitto Denko Corp.	25,000	1,870,833
Nomura Holdings, Inc.	534,100	2,415,914
Nomura Real Estate Holdings, Inc.	21,700	570,899
Nomura Real Estate Master Fund, Inc. REIT	899	1,052,170
Nomura Research Institute Ltd.	74,200	2,158,421
NTT Data Group Corp.	110,400	1,565,396
Obayashi Corp.	110,800	958,831
Obic Co. Ltd.	12,400	2,136,885
Odakyu Electric Railway Co. Ltd.	66,800	1,019,200
Oji Holdings Corp.	162,700	626,657
Olympus Corp.	227,300	3,289,868
Omron Corp.	34,900	1,629,640
Ono Pharmaceutical Co. Ltd.	67,300	1,201,070
Open House Group Co. Ltd.	14,000	415,392
Oracle Corp.	6,900	532,012
Oriental Land Co. Ltd.	198,900	7,408,313
ORIX Corp.	212,000	3,993,985
Osaka Gas Co. Ltd.	64,100	1,339,016
Otsuka Corp.	22,600	931,861
Otsuka Holdings Co. Ltd.	79,800	2,993,774
Pan Pacific International Holdings Corp.	66,300	1,582,020
Panasonic Holdings Corp.	400,100	3,963,255
Rakuten Group, Inc. (b)	293,700	1,308,296
Recruit Holdings Co. Ltd.	261,100	11,043,689
Renesas Electronics Corp. (a)	263,300	4,760,616
Resona Holdings, Inc.	380,500	1,933,808
Ricoh Co. Ltd.	104,000	798,922

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Rohm Co. Ltd.	64,400	$ 1,234,508
SBI Holdings, Inc.	43,100	969,735
SCSK Corp.	30,900	612,827
Secom Co. Ltd.	37,500	2,701,181
Seiko Epson Corp.	57,900	866,775
Sekisui Chemical Co. Ltd.	72,500	1,045,228
Sekisui House Ltd.	106,000	2,354,887
Seven & i Holdings Co. Ltd.	136,900	5,433,079
SG Holdings Co. Ltd.	62,100	891,548
Sharp Corp. (a)	43,600	310,965
Shimadzu Corp.	46,800	1,308,594
Shimano, Inc.	13,500	2,090,882
Shimizu Corp.	113,000	750,715
Shin-Etsu Chemical Co. Ltd.	330,400	13,867,051
Shionogi & Co. Ltd.	46,300	2,232,568
Shiseido Co. Ltd.	71,600	2,159,478
Shizuoka Financial Group, Inc.	96,100	814,580
SMC Corp.	10,400	5,588,764
SoftBank Corp.	522,900	6,526,050
SoftBank Group Corp.	188,000	8,391,857
Sompo Holdings, Inc.	52,600	2,572,915
Sony Group Corp.	229,300	21,810,987
Square Enix Holdings Co. Ltd.	16,100	578,198
Subaru Corp.	109,300	2,004,893
SUMCO Corp.	67,300	1,009,405
Sumitomo Chemical Co. Ltd.	247,000	602,695
Sumitomo Corp.	188,900	4,121,552
Sumitomo Electric Industries Ltd.	133,200	1,696,415
Sumitomo Metal Mining Co. Ltd.	49,900	1,502,876
Sumitomo Mitsui Financial Group, Inc.	230,200	11,234,047
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,403,115
Sumitomo Realty & Development Co. Ltd.	56,800	1,689,738
Suntory Beverage & Food Ltd.	27,500	907,044
Suzuki Motor Corp.	65,900	2,820,079
Sysmex Corp.	31,600	1,761,333
T&D Holdings, Inc.	92,500	1,470,040
Taisei Corp.	35,400	1,210,802
Takeda Pharmaceutical Co. Ltd.	289,217	8,316,681
TDK Corp.	69,400	3,306,567
Terumo Corp.	121,300	3,976,795
TIS, Inc.	37,000	815,428
Tobu Railway Co. Ltd.	33,400	897,663
Toho Co. Ltd.	21,600	730,674
Tokio Marine Holdings, Inc.	328,800	8,230,495
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,435,303
Tokyo Electron Ltd.	85,600	15,334,289
Tokyo Gas Co. Ltd.	68,500	1,573,294
Security Description	Shares	Value
Tokyu Corp.	97,600	$ 1,191,443
TOPPAN Holdings, Inc.	42,100	1,175,085
Toray Industries, Inc.	240,500	1,250,607
Tosoh Corp.	48,000	613,193
TOTO Ltd.	25,200	663,694
Toyota Industries Corp.	25,900	2,112,711
Toyota Motor Corp.	1,931,300	35,487,535
Toyota Tsusho Corp.	37,800	2,227,567
Trend Micro, Inc.	24,500	1,311,718
Unicharm Corp.	77,100	2,788,025
USS Co. Ltd.	33,100	665,850
West Japan Railway Co.	38,600	1,610,204
Yakult Honsha Co. Ltd.	51,400	1,154,659
Yamaha Corp.	29,600	683,836
Yamaha Motor Co. Ltd. (b)	177,900	1,589,339
Yamato Holdings Co. Ltd.	44,200	816,875
Yaskawa Electric Corp.	42,100	1,758,895
Yokogawa Electric Corp.	49,500	944,145
Zensho Holdings Co. Ltd.	15,200	796,658
ZOZO, Inc. (b)	26,100	587,796
		663,586,317
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	829,323
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,584,194
Eurofins Scientific SE	25,158	1,639,100
		4,223,294
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,330,779
Sands China Ltd. (a)	452,000	1,322,678
		3,653,457
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (d)	80,041	1,201,591
Adyen NV (a) (d)	3,897	5,022,005
Aegon Ltd.	316,542	1,835,059
Akzo Nobel NV	30,352	2,508,591
Argenx SE (a)	11,138	4,226,284
ASM International NV	8,474	4,399,110
ASML Holding NV	73,491	55,341,662
ASR Nederland NV	27,541	1,299,069
BE Semiconductor Industries NV	13,407	2,020,831
Euronext NV (d)	14,637	1,271,673
EXOR NV	16,214	1,620,927
Heineken Holding NV	22,626	1,914,526
Heineken NV	52,210	5,302,528
IMCD NV	10,647	1,852,979
ING Groep NV	661,579	9,884,981
JDE Peet's NV	20,587	553,981
Koninklijke Ahold Delhaize NV	176,453	5,070,813
Koninklijke KPN NV	624,242	2,150,076

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Koninklijke Philips NV	150,255	$ 3,499,672
NN Group NV	48,761	1,925,632
OCI NV	16,158	468,356
Randstad NV	18,830	1,179,808
Shell PLC	1,205,517	39,518,623
Universal Music Group NV	147,795	4,213,786
Wolters Kluwer NV	44,760	6,363,461
		164,646,024
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	248,453	1,384,310
Fisher & Paykel Healthcare Corp. Ltd.	101,178	1,511,836
Mercury NZ Ltd.	161,761	675,965
Meridian Energy Ltd.	225,767	791,912
Spark New Zealand Ltd.	365,301	1,198,083
Xero Ltd. (a)	25,103	1,923,590
		7,485,696
NORWAY — 0.6%
Aker BP ASA	54,690	1,591,313
DNB Bank ASA	166,507	3,541,411
Equinor ASA	163,596	5,189,445
Gjensidige Forsikring ASA	31,573	582,918
Kongsberg Gruppen ASA	17,362	795,639
Mowi ASA	81,658	1,463,391
Norsk Hydro ASA	244,766	1,648,532
Orkla ASA	127,517	989,931
Salmar ASA	14,872	833,536
Telenor ASA	121,103	1,390,412
		18,026,528
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,815,834
Galp Energia SGPS SA	77,030	1,135,117
Jeronimo Martins SGPS SA	48,260	1,228,272
		5,179,223
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,572,805
CapitaLand Integrated Commercial Trust REIT	913,989	1,427,350
CapitaLand Investment Ltd.	514,482	1,232,479
City Developments Ltd.	91,600	461,785
DBS Group Holdings Ltd.	330,657	8,374,839
Genting Singapore Ltd.	1,255,700	951,937
Grab Holdings Ltd. Class A (a)	366,700	1,235,779
Jardine Cycle & Carriage Ltd.	22,800	514,387
Keppel Corp. Ltd.	284,500	1,524,839
Mapletree Logistics Trust REIT	683,004	900,938
Mapletree Pan Asia Commercial Trust REIT	465,100	553,565
Oversea-Chinese Banking Corp. Ltd.	615,466	6,065,543
Security Description	Shares	Value
Sea Ltd. ADR (a)	65,100	$ 2,636,550
Seatrium Ltd. (a)	9,634,821	861,882
Sembcorp Industries Ltd.	198,600	799,459
Singapore Airlines Ltd.	281,049	1,397,681
Singapore Exchange Ltd.	167,000	1,244,492
Singapore Technologies Engineering Ltd.	302,100	890,887
Singapore Telecommunications Ltd.	1,574,400	2,948,046
STMicroelectronics NV	124,171	6,206,054
United Overseas Bank Ltd.	229,190	4,943,109
UOL Group Ltd.	106,632	507,656
		47,252,062
SOUTH AFRICA — 0.2%
Anglo American PLC	231,170	5,807,268
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	35,875	991,129
SPAIN — 2.5%
Acciona SA	4,395	647,163
ACS Actividades de Construccion y Servicios SA	36,097	1,601,362
Aena SME SA (d)	14,182	2,570,815
Amadeus IT Group SA	81,827	5,864,517
Banco Bilbao Vizcaya Argentaria SA	1,079,554	9,809,747
Banco Santander SA	2,934,102	12,249,950
CaixaBank SA	787,105	3,239,666
Cellnex Telecom SA (a) (d)	102,025	4,018,951
Corp. ACCIONA Energias Renovables SA	10,385	322,128
EDP Renovaveis SA	53,726	1,099,430
Enagas SA	53,522	902,514
Endesa SA (b)	54,532	1,112,008
Grifols SA (a)	51,836	884,963
Iberdrola SA	1,094,788	14,355,076
Industria de Diseno Textil SA	199,024	8,668,760
Naturgy Energy Group SA	25,173	750,799
Redeia Corp. SA	82,554	1,359,692
Repsol SA	230,441	3,423,787
Telefonica SA	870,269	3,397,385
		76,278,713
SWEDEN — 3.1%
Alfa Laval AB	54,344	2,175,302
Assa Abloy AB Class B	180,956	5,212,573
Atlas Copco AB Class A	489,215	8,424,740
Atlas Copco AB Class B	280,733	4,161,752
Beijer Ref AB (b)	66,109	884,921
Boliden AB	51,466	1,606,102
Epiroc AB Class A	124,832	2,504,605
Epiroc AB Class B	71,132	1,245,076
EQT AB (b)	61,782	1,747,185
Essity AB Class B	116,597	2,892,408
Evolution AB (d)	32,724	3,903,689

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Fastighets AB Balder Class B (a) (b)	128,686	$ 913,253
Getinge AB Class B	45,194	1,005,871
H & M Hennes & Mauritz AB Class B	112,940	1,979,337
Hexagon AB Class B	372,917	4,475,589
Holmen AB Class B	16,166	682,870
Husqvarna AB Class B	69,019	568,295
Industrivarden AB Class A	27,593	900,523
Industrivarden AB Class C (b)	24,011	782,192
Indutrade AB	53,245	1,383,186
Investment AB Latour Class B	23,652	615,599
Investor AB Class B	314,873	7,295,489
L E Lundbergforetagen AB Class B	12,285	668,261
Lifco AB Class B	48,109	1,180,068
Nibe Industrier AB Class B	264,580	1,858,756
Saab AB Class B	15,719	947,709
Sagax AB Class B	40,834	1,123,985
Sandvik AB	192,072	4,156,730
Securitas AB Class B	85,873	839,997
Skandinaviska Enskilda Banken AB Class A	285,370	3,930,338
Skanska AB Class B	68,771	1,244,352
SKF AB Class B	62,384	1,246,089
Svenska Cellulosa AB SCA Class B	105,201	1,577,308
Svenska Handelsbanken AB Class A	258,965	2,812,477
Swedbank AB Class A	150,600	3,038,047
Swedish Orphan Biovitrum AB (a)	32,168	852,251
Tele2 AB Class B	102,295	878,422
Telefonaktiebolaget LM Ericsson Class B	523,662	3,279,301
Telia Co. AB (b)	465,670	1,188,913
Volvo AB Class A	41,104	1,088,999
Volvo AB Class B	274,179	7,119,836
Volvo Car AB Class B (a)	106,078	342,722
		94,735,118
SWITZERLAND — 6.2%
ABB Ltd.	290,069	12,855,194
Adecco Group AG	27,484	1,347,668
Alcon, Inc.	91,168	7,110,162
Avolta AG (a)	19,349	760,488
Bachem Holding AG (b)	5,589	431,634
Baloise Holding AG	9,114	1,427,227
Banque Cantonale Vaudoise	5,007	645,470
Barry Callebaut AG	659	1,111,057
BKW AG	3,766	668,944
Chocoladefabriken Lindt & Spruengli AG (e)	167	2,002,056
Chocoladefabriken Lindt & Spruengli AG (e)	19	2,302,620
Cie Financiere Richemont SA Class A	94,663	13,018,763
Security Description	Shares	Value
Clariant AG	36,220	$ 534,489
DSM-Firmenich AG	33,293	3,383,495
EMS-Chemie Holding AG	1,465	1,185,368
Geberit AG	5,998	3,841,172
Givaudan SA	1,677	6,941,921
Helvetia Holding AG	7,286	1,003,324
Julius Baer Group Ltd.	36,744	2,058,432
Kuehne & Nagel International AG	9,734	3,351,646
Logitech International SA	29,083	2,756,086
Lonza Group AG	13,582	5,707,780
Novartis AG	373,366	37,649,346
Partners Group Holding AG	4,113	5,927,724
Sandoz Group AG (a)	75,453	2,425,899
Schindler Holding AG (e)	7,626	1,905,481
Schindler Holding AG (e)	4,669	1,106,714
SGS SA	28,790	2,481,348
SIG Group AG	53,078	1,220,293
Sika AG	27,561	8,962,687
Sonova Holding AG	9,247	3,014,765
Straumann Holding AG	19,831	3,195,014
Swatch Group AG	9,691	507,204
Swatch Group AG Bearer Shares	4,951	1,344,738
Swiss Life Holding AG	5,312	3,685,865
Swiss Prime Site AG	13,270	1,416,633
Swisscom AG	4,954	2,978,345
Temenos AG	10,705	994,885
UBS Group AG	597,672	18,534,117
VAT Group AG (d)	5,043	2,525,544
Zurich Insurance Group AG	26,552	13,868,305
		188,189,903
UNITED KINGDOM — 10.7%
3i Group PLC	176,230	5,438,969
abrdn PLC	364,238	829,526
Admiral Group PLC	50,731	1,735,793
Ashtead Group PLC	79,513	5,536,455
Associated British Foods PLC	60,943	1,838,925
AstraZeneca PLC	282,328	38,150,633
Auto Trader Group PLC (d)	181,317	1,667,465
Aviva PLC	487,167	2,699,662
BAE Systems PLC	555,844	7,868,889
Barclays PLC	2,825,521	5,539,114
Barratt Developments PLC	165,748	1,188,748
Berkeley Group Holdings PLC	19,641	1,173,797
BP PLC	3,101,302	18,429,420
British American Tobacco PLC	384,901	11,263,368
BT Group PLC (b)	1,133,037	1,785,272
Bunzl PLC	64,006	2,602,875
Burberry Group PLC	72,606	1,310,623
Centrica PLC	985,151	1,766,381
CK Hutchison Holdings Ltd.	513,500	2,752,108
Coca-Cola Europacific Partners PLC	38,200	2,549,468
Compass Group PLC	316,468	8,657,678

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Croda International PLC	24,415	$ 1,571,774
DCC PLC	19,766	1,455,923
Diageo PLC	408,013	14,855,051
Entain PLC	111,995	1,419,431
Halma PLC	66,910	1,948,180
Hargreaves Lansdown PLC	60,927	570,096
HSBC Holdings PLC	3,546,782	28,733,728
Imperial Brands PLC	155,432	3,579,483
Informa PLC	243,727	2,427,213
InterContinental Hotels Group PLC	29,956	2,707,522
Intertek Group PLC	29,942	1,620,700
J Sainsbury PLC	297,317	1,146,913
JD Sports Fashion PLC	501,204	1,060,312
Kingfisher PLC	317,491	984,726
Land Securities Group PLC REIT	118,233	1,062,298
Legal & General Group PLC	1,072,068	3,431,713
Lloyds Banking Group PLC	11,720,854	7,128,704
London Stock Exchange Group PLC	75,298	8,902,100
M&G PLC	378,720	1,073,730
Melrose Industries PLC	235,209	1,701,317
National Grid PLC	666,893	8,994,639
NatWest Group PLC	1,072,242	2,998,965
Next PLC	23,179	2,398,754
Ocado Group PLC (a)	98,394	951,281
Pearson PLC	118,312	1,454,246
Persimmon PLC	53,351	944,684
Phoenix Group Holdings PLC	145,994	996,077
Reckitt Benckiser Group PLC	131,186	9,064,184
RELX PLC	346,834	13,750,674
Rentokil Initial PLC	453,330	2,547,405
Rolls-Royce Holdings PLC (a)	1,522,490	5,816,787
Sage Group PLC	182,516	2,728,071
Schroders PLC	159,095	871,898
Segro PLC REIT	205,293	2,319,775
Severn Trent PLC	46,869	1,540,916
Smith & Nephew PLC	154,764	2,127,806
Smiths Group PLC	69,123	1,553,961
Spirax-Sarco Engineering PLC	13,830	1,852,082
SSE PLC	196,963	4,660,200
St. James's Place PLC	111,737	973,735
Standard Chartered PLC	428,224	3,638,968
Taylor Wimpey PLC	592,911	1,111,467
Tesco PLC	1,296,601	4,801,693
Unilever PLC	454,716	22,027,528
United Utilities Group PLC	127,120	1,716,947
Vodafone Group PLC	4,154,501	3,631,045
Whitbread PLC	37,255	1,736,332
Wise PLC Class A (a)	120,682	1,344,609
WPP PLC	202,958	1,948,243
		322,669,055
UNITED STATES — 7.4%
CRH PLC	127,886	8,819,870
Security Description	Shares	Value
CSL Ltd.	87,744	$ 17,162,338
CyberArk Software Ltd. (a)	7,200	1,577,160
Experian PLC	167,264	6,827,563
Ferrovial SE	97,502	3,556,439
GSK PLC	742,930	13,734,654
Haleon PLC	1,001,226	4,105,420
Holcim AG	94,831	7,438,653
James Hardie Industries PLC CDI (a)	83,188	3,206,560
Monday.com Ltd. (a)	5,400	1,014,174
Nestle SA	486,731	56,390,590
Qiagen NV (a)	42,852	1,865,057
Roche Holding AG	127,971	37,175,678
Roche Holding AG Bearer Shares (b)	6,283	1,951,377
Sanofi SA	206,944	20,519,201
Schneider Electric SE	98,922	19,863,864
Stellantis NV	400,206	9,350,153
Swiss Re AG	54,813	6,158,281
Tenaris SA	81,925	1,424,898
		222,141,930
TOTAL COMMON STOCKS (Cost $2,051,857,851)		2,952,016,033

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG 1.26% (d) (Cost $1,819,541)	21,677	1,913,246
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	49,876,087	49,896,038
State Street Navigator Securities Lending Portfolio II (h) (i)	38,341,876	38,341,876
TOTAL SHORT-TERM INVESTMENTS (Cost $88,239,215)		88,237,914
TOTAL INVESTMENTS — 100.6% (Cost $2,141,916,607)		3,042,167,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(17,640,832)
NET ASSETS — 100.0%		$ 3,024,526,361
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	630	03/15/2024	$70,389,718	$70,950,600	$560,882

During the year ended December 31, 2023, the average notional value related to futures contracts was $90,187,040.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,952,016,033	$—	$—	$2,952,016,033
Preferred Stocks	1,913,246	—	—	1,913,246
Short-Term Investments	88,237,914	—	—	88,237,914
TOTAL INVESTMENTS	$3,042,167,193	$—	$—	$3,042,167,193
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 560,882	$—	$—	$ 560,882
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 560,882	$—	$—	$ 560,882
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	18.5%
Industrials	16.1
Health Care	12.5
Consumer Discretionary	11.5
Consumer Staples	9.1
Information Technology	8.3
Materials	7.7
Energy	4.2
Communication Services	4.0
Utilities	3.4
Real Estate	2.4
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$ 986,225,292	$1,086,489,768	$1,311	$2,530	49,876,087	$49,896,038	$3,512,130
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	298,020,682	296,661,605	—	—	38,341,876	38,341,876	436,708
Total		$187,139,472	$1,284,245,974	$1,383,151,373	$1,311	$2,530		$88,237,914	$3,948,838
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$2,953,929,279
Investments in affiliated issuers, at value	88,237,914
Total Investments	3,042,167,193
Foreign currency, at value	2,329,805
Net cash at broker	1,694,617
Receivable from broker — accumulated variation margin on futures contracts	562,315
Receivable for investments sold	524,331
Dividends receivable — unaffiliated issuers	2,468,601
Dividends receivable — affiliated issuers	181,558
Securities lending income receivable — unaffiliated issuers	2,111
Securities lending income receivable — affiliated issuers	13,679
Receivable for foreign taxes recoverable	13,415,954
Prepaid expenses and other assets	691
TOTAL ASSETS	3,063,360,855
LIABILITIES
Payable upon return of securities loaned	38,341,876
Payable for investments purchased	1,908
Advisory fee payable	349,418
Custodian fees payable	61,121
Trustees’ fees and expenses payable	412
Professional fees payable	49,390
Printing and postage fees payable	17,080
Accrued expenses and other liabilities	13,289
TOTAL LIABILITIES	38,834,494
NET ASSETS	$3,024,526,361
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,053,677,392
Investments in affiliated issuers	88,239,215
Total cost of investments	$2,141,916,607
Foreign currency, at cost	$ 2,334,866
* Includes investments in securities on loan, at value	$ 45,518,892
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 222,483
Dividend income — unaffiliated issuers	101,625,459
Dividend income — affiliated issuers	3,512,130
Unaffiliated securities lending income	303,382
Affiliated securities lending income	436,708
Foreign taxes withheld	(9,472,193)
TOTAL INVESTMENT INCOME (LOSS)	96,627,969
EXPENSES
Advisory fee	3,862,334
Custodian fees	461,289
Trustees’ fees and expenses	54,474
Professional fees and expenses	105,164
Insurance expense	1,469
Miscellaneous expenses	12,200
TOTAL EXPENSES	4,496,930
NET INVESTMENT INCOME (LOSS)	$ 92,131,039
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,321,617)
Investments — affiliated issuers	1,311
Foreign currency transactions	(189,171)
Futures contracts	13,930,016
Net realized gain (loss)	8,420,539
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	433,985,076
Investments — affiliated issuers	2,530
Foreign currency translations	362,569
Futures contracts	2,146,430
Net change in unrealized appreciation/depreciation	436,496,605
NET REALIZED AND UNREALIZED GAIN (LOSS)	444,917,144
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$537,048,183
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 92,131,039	$ 117,635,414
Net realized gain (loss)	8,420,539	(173,956,399)
Net change in unrealized appreciation/depreciation	436,496,605	(597,791,293)
Net increase (decrease) in net assets resulting from operations	537,048,183	(654,112,278)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	301,726,937	821,579,217
Withdrawals	(1,277,675,618)	(1,050,600,083)
Net increase (decrease) in net assets from capital transactions	(975,948,681)	(229,020,866)
Net increase (decrease) in net assets during the period	(438,900,498)	(883,133,144)
Net assets at beginning of period	3,463,426,859	4,346,560,003
NET ASSETS AT END OF PERIOD	$ 3,024,526,361	$ 3,463,426,859
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	18.28%	(14.64)%	11.25%	7.96%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,024,526	$3,463,427	$4,346,560	$3,655,822	$3,726,406
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%
Net investment income (loss)	2.92%	2.98%	2.67%	2.35%	3.17%
Portfolio turnover rate	8%	18%	7%	8%	3%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$562,315	$—	$562,315
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$13,930,016	$—	$13,930,016

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$2,146,430	$—	$2,146,430
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$252,498,106	$1,015,214,971
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,291,903,990	$996,874,862	$246,050,777	$750,824,085
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 45,518,892	$ 38,341,876	$ 9,640,629	$ 47,982,505
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$38,341,876	$—	$—	$—	$38,341,876	$38,341,876
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2023.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,056.20	$0.73	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327  (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Portfolio's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
31

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

32

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Annual Report
December 31, 2023
State Street Institutional Investment Trust
State Street Balanced Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Balanced Index Fund
Portfolio Statistics (Unaudited)
The fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.
Top Ten Holdings as of December 31, 2023

Description	% of Net Assets
State Street Aggregate Bond Index Portfolio	39.8%
Apple, Inc.	3.6
Microsoft Corp.	3.6
Amazon.com, Inc.	1.8
NVIDIA Corp.	1.6
Alphabet, Inc. Class A	1.0
Meta Platforms, Inc. Class A	1.0
Alphabet, Inc. Class C	0.9
Tesla, Inc.	0.9
Berkshire Hathaway, Inc. Class B	0.8
TOTAL	55.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Energy	42.2%
	Information Technology	16.4
	Financials	8.1
	Health Care	7.5
	Consumer Discretionary	6.6
	Industrials	6.0
	Communication Services	4.8
	Consumer Staples	3.4
	Real Estate	1.8
	Materials	1.6
	Utilities	1.4
	Short-Term Investment	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 60.0%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	34	$ 2,122
AeroVironment, Inc. (a)	17	2,143
Axon Enterprise, Inc. (a)	22	5,683
Boeing Co. (a)	165	43,009
BWX Technologies, Inc.	26	1,995
Curtiss-Wright Corp.	10	2,228
General Dynamics Corp.	60	15,580
HEICO Corp. Class A	42	5,983
Hexcel Corp.	33	2,434
Howmet Aerospace, Inc.	120	6,494
Huntington Ingalls Industries, Inc.	9	2,337
Kratos Defense & Security Solutions, Inc. (a)	116	2,354
L3Harris Technologies, Inc.	56	11,795
Lockheed Martin Corp.	60	27,194
Moog, Inc. Class A	18	2,606
Northrop Grumman Corp.	42	19,662
RTX Corp.	423	35,591
Spirit AeroSystems Holdings, Inc. Class A (a)	49	1,557
Textron, Inc.	46	3,699
TransDigm Group, Inc.	17	17,197
Woodward, Inc.	16	2,178
		213,841
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	26	2,246
Expeditors International of Washington, Inc.	40	5,088
FedEx Corp.	68	17,202
GXO Logistics, Inc. (a)	40	2,447
Hub Group, Inc. Class A (a)	27	2,482
United Parcel Service, Inc. Class B	195	30,660
		60,125
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	63	2,461
American Airlines Group, Inc. (a)	201	2,762
Delta Air Lines, Inc.	223	8,971
Southwest Airlines Co.	233	6,729
United Airlines Holdings, Inc. (a)	96	3,961
		24,884
AUTO COMPONENTS — 0.1%
Adient PLC (a)	58	2,109
Aptiv PLC (a)	86	7,716
Autoliv, Inc.	21	2,314
BorgWarner, Inc.	52	1,864
Dorman Products, Inc. (a)	27	2,252
Fox Factory Holding Corp. (a)	24	1,620
Gentex Corp.	66	2,156
Goodyear Tire & Rubber Co. (a)	162	2,320
LCI Industries	19	2,388
Lear Corp.	15	2,118
Security Description	Shares	Value
Visteon Corp. (a)	16	$ 1,998
		28,855
AUTOMOBILES — 1.1%
Ford Motor Co.	1,155	14,079
General Motors Co.	376	13,506
Harley-Davidson, Inc.	74	2,726
Lucid Group, Inc. (a)	491	2,067
Rivian Automotive, Inc. Class A (a)	239	5,607
Tesla, Inc. (a)	804	199,778
Thor Industries, Inc.	23	2,720
		240,483
BANKS — 2.6%
Ameris Bancorp	55	2,918
Associated Banc-Corp.	123	2,631
Atlantic Union Bankshares Corp.	71	2,594
Bank of America Corp.	1,905	64,141
Bank of New York Mellon Corp.	215	11,191
Cadence Bank	94	2,781
Cathay General Bancorp	59	2,630
Citigroup, Inc.	503	25,874
Citizens Financial Group, Inc.	120	3,977
Columbia Banking System, Inc.	101	2,695
Comerica, Inc.	51	2,846
Commerce Bancshares, Inc.	46	2,467
Community Bank System, Inc.	51	2,658
Cullen/Frost Bankers, Inc.	22	2,387
CVB Financial Corp.	124	2,504
East West Bancorp, Inc.	37	2,662
Eastern Bankshares, Inc.	171	2,428
Fifth Third Bancorp	135	4,656
First Bancorp (b)	151	2,484
First Bancorp (b)	70	2,591
First Citizens BancShares, Inc. Class A	3	4,257
First Financial Bancorp	110	2,612
First Financial Bankshares, Inc.	82	2,485
First Hawaiian, Inc.	110	2,515
First Horizon Corp.	187	2,648
First Interstate BancSystem, Inc. Class A	85	2,614
First Merchants Corp.	73	2,707
FNB Corp.	48	661
Fulton Financial Corp.	158	2,601
Glacier Bancorp, Inc.	65	2,686
Goldman Sachs Group, Inc.	92	35,491
Hancock Whitney Corp.	59	2,867
Home BancShares, Inc.	31	785
Huntington Bancshares, Inc.	206	2,620
Independent Bank Corp.	41	2,698
Independent Bank Group, Inc.	54	2,747
International Bancshares Corp.	46	2,499
JPMorgan Chase & Co.	821	139,652
KeyCorp	202	2,909
M&T Bank Corp.	37	5,072
Morgan Stanley	371	34,596

See accompanying notes to financial statements.
2

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
NBT Bancorp, Inc.	60	$ 2,515
New York Community Bancorp, Inc.	203	2,077
Northern Trust Corp.	54	4,556
Old National Bancorp	57	963
Pacific Premier Bancorp, Inc.	104	3,027
Park National Corp.	19	2,524
Pinnacle Financial Partners, Inc.	32	2,791
PNC Financial Services Group, Inc.	100	15,485
Popular, Inc.	13	1,067
Prosperity Bancshares, Inc.	37	2,506
Regions Financial Corp.	139	2,694
Renasant Corp.	81	2,728
Seacoast Banking Corp. of Florida	99	2,817
ServisFirst Bancshares, Inc.	42	2,798
Simmons First National Corp. Class A	137	2,718
SouthState Corp.	30	2,533
State Street Corp. (c)	92	7,126
Synovus Financial Corp.	78	2,937
Texas Capital Bancshares, Inc. (a)	36	2,327
Towne Bank	87	2,589
Truist Financial Corp.	365	13,476
Trustmark Corp.	101	2,816
U.S. Bancorp	422	18,264
UMB Financial Corp.	31	2,590
United Bankshares, Inc.	71	2,666
United Community Banks, Inc.	88	2,575
Valley National Bancorp	254	2,758
Webster Financial Corp.	53	2,690
Wells Fargo & Co.	1,000	49,220
WesBanco, Inc.	83	2,604
Western Alliance Bancorp	26	1,711
Wintrust Financial Corp.	5	464
WSFS Financial Corp.	57	2,618
Zions Bancorp NA	66	2,895
		582,962
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	5	1,728
Brown-Forman Corp. Class A	82	4,887
Celsius Holdings, Inc. (a)	48	2,617
Coca-Cola Co.	1,066	62,820
Coca-Cola Consolidated, Inc.	3	2,785
Constellation Brands, Inc. Class A	47	11,362
Keurig Dr Pepper, Inc.	301	10,029
MGP Ingredients, Inc.	21	2,069
Molson Coors Beverage Co. Class B	44	2,693
Monster Beverage Corp. (a)	235	13,538
PepsiCo, Inc.	381	64,709
		179,237
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	522	80,894
Alkermes PLC (a)	81	2,247
Alnylam Pharmaceuticals, Inc. (a)	44	8,422
Amgen, Inc.	160	46,083
Security Description	Shares	Value
Amicus Therapeutics, Inc. (a)	186	$ 2,639
Apellis Pharmaceuticals, Inc. (a)	41	2,454
Arrowhead Pharmaceuticals, Inc. (a)	82	2,509
Biogen, Inc. (a)	45	11,645
BioMarin Pharmaceutical, Inc. (a)	65	6,267
Blueprint Medicines Corp. (a)	36	3,321
Bridgebio Pharma, Inc. (a)	73	2,947
CRISPR Therapeutics AG (a)	28	1,753
Cytokinetics, Inc. (a)	43	3,590
Denali Therapeutics, Inc. (a)	104	2,232
Exact Sciences Corp. (a)	64	4,735
Exelixis, Inc. (a)	107	2,567
Gilead Sciences, Inc.	375	30,379
Halozyme Therapeutics, Inc. (a)	58	2,144
ImmunoGen, Inc. (a)	85	2,520
Incyte Corp. (a)	61	3,830
Insmed, Inc. (a)	88	2,727
Intellia Therapeutics, Inc. (a)	80	2,439
Ionis Pharmaceuticals, Inc. (a)	62	3,137
Karuna Therapeutics, Inc. (a)	16	5,064
Krystal Biotech, Inc. (a)	17	2,109
Mirati Therapeutics, Inc. (a)	36	2,115
Moderna, Inc. (a)	105	10,442
Mural Oncology PLC (a)	8	47
Natera, Inc. (a)	51	3,195
Neurocrine Biosciences, Inc. (a)	34	4,480
Regeneron Pharmaceuticals, Inc. (a)	32	28,105
Roivant Sciences Ltd. (a)	138	1,550
Sarepta Therapeutics, Inc. (a)	34	3,279
Ultragenyx Pharmaceutical, Inc. (a)	58	2,774
United Therapeutics Corp. (a)	15	3,298
Vaxcyte, Inc. (a)	42	2,638
Vertex Pharmaceuticals, Inc. (a)	79	32,144
		332,721
BROADLINE RETAIL — 1.9%
Amazon.com, Inc. (a)	2,647	402,185
eBay, Inc.	160	6,979
Etsy, Inc. (a)	42	3,404
Kohl's Corp.	90	2,581
Macy's, Inc.	95	1,912
Ollie's Bargain Outlet Holdings, Inc. (a)	27	2,049
		419,110
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	29	2,391
AAON, Inc.	37	2,733
Advanced Drainage Systems, Inc.	19	2,672
Allegion PLC	21	2,660
Armstrong World Industries, Inc.	27	2,655
AZEK Co., Inc. (a)	79	3,022
Builders FirstSource, Inc. (a)	38	6,344
Carlisle Cos., Inc.	12	3,749
Carrier Global Corp.	254	14,592

See accompanying notes to financial statements.
3

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
CSW Industrials, Inc.	11	$ 2,281
Fortune Brands Innovations, Inc.	36	2,741
Johnson Controls International PLC	190	10,952
Lennox International, Inc.	7	3,133
Masco Corp.	41	2,746
Owens Corning	18	2,668
Resideo Technologies, Inc. (a)	138	2,597
Simpson Manufacturing Co., Inc.	16	3,168
Trane Technologies PLC	65	15,853
Trex Co., Inc. (a)	36	2,980
UFP Industries, Inc.	21	2,637
Zurn Elkay Water Solutions Corp.	26	765
		93,339
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.	2	303
Ameriprise Financial, Inc.	28	10,635
ARES Management Corp. Class A	57	6,779
BlackRock, Inc.	39	31,660
Blackstone, Inc.	212	27,755
Blue Owl Capital, Inc.	161	2,399
Carlyle Group, Inc.	72	2,930
Cboe Global Markets, Inc.	26	4,643
Charles Schwab Corp.	443	30,478
CME Group, Inc.	97	20,428
Coinbase Global, Inc. Class A (a)	52	9,044
Evercore, Inc. Class A	16	2,737
FactSet Research Systems, Inc.	10	4,771
Federated Hermes, Inc.	66	2,235
Franklin Resources, Inc.	88	2,622
Hamilton Lane, Inc. Class A	25	2,836
Houlihan Lokey, Inc.	20	2,398
Interactive Brokers Group, Inc. Class A	26	2,155
Intercontinental Exchange, Inc.	160	20,549
Invesco Ltd.	155	2,765
Jefferies Financial Group, Inc.	62	2,505
KKR & Co., Inc.	207	17,150
Lazard Ltd. Class A	70	2,436
LPL Financial Holdings, Inc.	23	5,235
MarketAxess Holdings, Inc.	11	3,221
Moelis & Co. Class A	49	2,750
Moody's Corp.	46	17,966
Morningstar, Inc.	8	2,290
MSCI, Inc.	23	13,010
Nasdaq, Inc.	103	5,988
Raymond James Financial, Inc.	56	6,244
Robinhood Markets, Inc. Class A (a)	220	2,803
S&P Global, Inc.	92	40,528
Stifel Financial Corp.	36	2,489
StoneX Group, Inc. (a)	33	2,436
T Rowe Price Group, Inc.	66	7,108
Tradeweb Markets, Inc. Class A	36	3,272
		327,553
Security Description	Shares	Value
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	66	$ 18,071
Albemarle Corp.	36	5,201
Ashland, Inc.	26	2,192
Avient Corp.	63	2,619
Axalta Coating Systems Ltd. (a)	78	2,650
Balchem Corp.	16	2,380
Cabot Corp.	30	2,505
Celanese Corp.	26	4,040
CF Industries Holdings, Inc.	56	4,452
Chemours Co.	83	2,618
Corteva, Inc.	218	10,446
Dow, Inc.	205	11,242
DuPont de Nemours, Inc.	134	10,309
Eastman Chemical Co.	29	2,605
Ecolab, Inc.	72	14,281
Element Solutions, Inc.	109	2,522
FMC Corp.	35	2,207
HB Fuller Co.	31	2,524
Huntsman Corp.	86	2,161
Innospec, Inc.	20	2,465
International Flavors & Fragrances, Inc.	87	7,044
Linde PLC	137	56,267
LyondellBasell Industries NV Class A	71	6,751
Mosaic Co.	92	3,287
Olin Corp.	43	2,320
PPG Industries, Inc.	72	10,767
RPM International, Inc.	33	3,684
Sensient Technologies Corp.	36	2,376
Sherwin-Williams Co.	69	21,521
Westlake Corp.	17	2,379
		223,886
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	50	2,242
Brink's Co.	30	2,638
Casella Waste Systems, Inc. Class A (a)	27	2,307
Cintas Corp.	24	14,464
Clean Harbors, Inc. (a)	14	2,443
Copart, Inc. (a)	264	12,936
HNI Corp.	60	2,510
MSA Safety, Inc.	12	2,026
OPENLANE, Inc. (a)	149	2,207
RB Global, Inc.	53	3,545
Republic Services, Inc.	50	8,245
Rollins, Inc.	89	3,887
Stericycle, Inc. (a)	50	2,478
Tetra Tech, Inc.	15	2,504
UniFirst Corp.	12	2,195
Veralto Corp.	66	5,429
Waste Management, Inc.	93	16,656
		88,712

See accompanying notes to financial statements.
4

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	77	$ 18,134
Ciena Corp. (a)	54	2,431
Cisco Systems, Inc.	1,150	58,098
Extreme Networks, Inc. (a)	99	1,746
F5, Inc. (a)	15	2,685
Juniper Networks, Inc.	96	2,830
Lumentum Holdings, Inc. (a)	55	2,883
Motorola Solutions, Inc.	49	15,341
		104,148
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	27	2,496
API Group Corp. (a)	79	2,733
Arcosa, Inc.	29	2,396
Comfort Systems USA, Inc.	13	2,674
Dycom Industries, Inc. (a)	23	2,647
EMCOR Group, Inc.	10	2,154
Fluor Corp. (a)	59	2,311
MasTec, Inc. (a)	33	2,499
MDU Resources Group, Inc.	32	634
Quanta Services, Inc.	47	10,143
Valmont Industries, Inc.	10	2,335
WillScot Mobile Mini Holdings Corp. (a)	52	2,314
		35,336
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	7	1,420
Martin Marietta Materials, Inc.	16	7,983
Summit Materials, Inc. Class A (a)	64	2,461
Vulcan Materials Co.	31	7,037
		18,901
CONSUMER FINANCE — 0.3%
Ally Financial, Inc.	85	2,968
American Express Co.	169	31,661
Capital One Financial Corp.	115	15,079
Discover Financial Services	73	8,205
FirstCash Holdings, Inc.	18	1,951
Nelnet, Inc. Class A	24	2,117
OneMain Holdings, Inc.	57	2,805
SLM Corp.	152	2,906
SoFi Technologies, Inc. (a)	336	3,343
Synchrony Financial	73	2,788
		73,823
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	27	621
BJ's Wholesale Club Holdings, Inc. (a)	39	2,600
Casey's General Stores, Inc.	11	3,022
Costco Wholesale Corp.	127	83,830
Dollar General Corp.	70	9,517
Dollar Tree, Inc. (a)	68	9,659
Grocery Outlet Holding Corp. (a)	73	1,968
Kroger Co.	196	8,959
Performance Food Group Co. (a)	43	2,973
Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	46	$ 2,213
Sysco Corp.	141	10,311
Target Corp.	141	20,081
U.S. Foods Holding Corp. (a)	60	2,725
Weis Markets, Inc.	31	1,983
Walgreens Boots Alliance, Inc.	238	6,214
Walmart, Inc.	401	63,218
		229,894
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	334	3,220
AptarGroup, Inc.	16	1,978
Avery Dennison Corp.	21	4,245
Ball Corp.	106	6,097
Berry Global Group, Inc.	36	2,426
Crown Holdings, Inc.	34	3,131
Graphic Packaging Holding Co.	96	2,366
Greif, Inc. Class B	31	2,046
International Paper Co.	92	3,326
Packaging Corp. of America	18	2,932
Sealed Air Corp.	65	2,374
Silgan Holdings, Inc.	50	2,263
Sonoco Products Co.	12	671
Westrock Co.	92	3,820
		40,895
DISTRIBUTORS — 0.1%
Genuine Parts Co.	44	6,094
LKQ Corp.	50	2,389
Pool Corp.	12	4,785
		13,268
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	21	1,238
Bright Horizons Family Solutions, Inc. (a)	27	2,544
Duolingo, Inc. (a)	14	3,176
Graham Holdings Co. Class B	3	2,089
Grand Canyon Education, Inc. (a)	17	2,245
H&R Block, Inc.	48	2,322
Laureate Education, Inc.	142	1,947
Service Corp. International	37	2,533
Strategic Education, Inc.	25	2,309
		20,403
DIVERSIFIED REITs — 0.0% (d)
Broadstone Net Lease, Inc. REIT	144	2,480
Essential Properties Realty Trust, Inc. REIT	93	2,377
WP Carey, Inc. REIT	50	3,240
		8,097
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	2,180	36,580
Frontier Communications Parent, Inc. (a)	115	2,914
Iridium Communications, Inc.	54	2,223
Liberty Global Ltd. Class A (a)	228	4,052

See accompanying notes to financial statements.
5

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Verizon Communications, Inc.	1,229	$ 46,333
		92,102
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	37	2,263
Alliant Energy Corp.	46	2,360
American Electric Power Co., Inc.	155	12,589
Avangrid, Inc.	68	2,204
Constellation Energy Corp.	98	11,455
Duke Energy Corp.	215	20,864
Edison International	124	8,865
Entergy Corp.	59	5,970
Evergy, Inc.	41	2,140
Eversource Energy	120	7,406
Exelon Corp.	286	10,267
FirstEnergy Corp.	159	5,829
IDACORP, Inc.	21	2,065
MGE Energy, Inc.	28	2,025
NextEra Energy, Inc.	606	36,808
NRG Energy, Inc.	74	3,826
OGE Energy Corp.	58	2,026
Otter Tail Corp.	28	2,379
PG&E Corp.	618	11,143
Pinnacle West Capital Corp.	27	1,940
PNM Resources, Inc.	10	416
Portland General Electric Co.	49	2,124
PPL Corp.	174	4,715
Southern Co.	301	21,106
Xcel Energy, Inc.	161	9,967
		192,752
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	6	1,229
AMETEK, Inc.	62	10,223
Atkore, Inc. (a)	16	2,560
Eaton Corp. PLC	118	28,417
Emerson Electric Co.	168	16,351
Encore Wire Corp.	11	2,350
EnerSys	23	2,322
Generac Holdings, Inc. (a)	24	3,102
nVent Electric PLC	50	2,955
Plug Power, Inc. (a)	319	1,436
Regal Rexnord Corp.	20	2,960
Rockwell Automation, Inc.	36	11,177
Sensata Technologies Holding PLC	58	2,179
Vertiv Holdings Co. Class A	109	5,235
		92,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	23	2,505
Amphenol Corp. Class A	164	16,257
Arrow Electronics, Inc. (a)	5	611
Avnet, Inc.	43	2,167
Badger Meter, Inc.	15	2,316
Belden, Inc.	28	2,163
CDW Corp.	37	8,411
Security Description	Shares	Value
Cognex Corp.	58	$ 2,421
Coherent Corp. (a)	68	2,960
Corning, Inc.	222	6,760
Crane NXT Co.	39	2,218
ePlus, Inc. (a)	32	2,555
Fabrinet (a)	13	2,474
Hubbell, Inc.	16	5,263
Insight Enterprises, Inc. (a)	6	1,063
Itron, Inc. (a)	35	2,643
Jabil, Inc.	37	4,714
Keysight Technologies, Inc. (a)	51	8,114
Littelfuse, Inc.	9	2,408
Novanta, Inc. (a)	15	2,526
Plexus Corp. (a)	21	2,271
Sanmina Corp. (a)	39	2,003
TD SYNNEX Corp.	8	861
TE Connectivity Ltd.	87	12,224
Teledyne Technologies, Inc. (a)	14	6,248
Trimble, Inc. (a)	71	3,777
Vishay Intertechnology, Inc.	88	2,109
Vontier Corp.	68	2,349
Zebra Technologies Corp. Class A (a)	15	4,100
		116,491
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	280	9,571
Cactus, Inc. Class A	42	1,907
ChampionX Corp.	68	1,986
Halliburton Co.	267	9,652
Helmerich & Payne, Inc.	51	1,847
Liberty Energy, Inc.	102	1,850
Noble Corp. PLC	44	2,119
NOV, Inc.	108	2,190
Oceaneering International, Inc. (a)	90	1,915
Patterson-UTI Energy, Inc.	153	1,653
Schlumberger NV	408	21,232
TechnipFMC PLC	123	2,477
Tidewater, Inc. (a)	29	2,091
Transocean Ltd. (a)	299	1,899
Valaris Ltd. (a)	30	2,057
Weatherford International PLC (a)	21	2,055
		66,501
ENTERTAINMENT — 0.7%
Atlanta Braves Holdings, Inc. Class A (a)	53	2,267
Electronic Arts, Inc.	70	9,577
Endeavor Group Holdings, Inc. Class A	90	2,136
Liberty Media Corp.-Liberty Formula One Class A (a)	43	2,493
Liberty Media Corp.-Liberty Formula One Class C (a)	32	2,020
Live Nation Entertainment, Inc. (a)	45	4,212
Netflix, Inc. (a)	128	62,321
ROBLOX Corp. Class A (a)	152	6,949

See accompanying notes to financial statements.
6

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Roku, Inc. (a)	42	$ 3,850
Take-Two Interactive Software, Inc. (a)	49	7,887
TKO Group Holdings, Inc.	25	2,039
Walt Disney Co.	530	47,854
Warner Bros Discovery, Inc. (a)	722	8,216
Warner Music Group Corp. Class A	64	2,291
		164,112
FINANCIAL SERVICES — 2.4%
Affirm Holdings, Inc. (a)	71	3,489
Apollo Global Management, Inc.	134	12,488
Berkshire Hathaway, Inc. Class B (a)	505	180,113
Block, Inc. (a)	172	13,304
Corebridge Financial, Inc.	99	2,144
Equitable Holdings, Inc.	75	2,498
Essent Group Ltd.	43	2,268
Euronet Worldwide, Inc. (a)	25	2,537
EVERTEC, Inc.	58	2,375
Fidelity National Information Services, Inc.	206	12,375
Fiserv, Inc. (a)	174	23,114
FleetCor Technologies, Inc. (a)	22	6,218
Flywire Corp. (a)	75	1,736
Global Payments, Inc.	78	9,906
Jack Henry & Associates, Inc.	18	2,941
Jackson Financial, Inc. Class A	10	512
Mastercard, Inc. Class A	232	98,950
MGIC Investment Corp.	121	2,334
Mr Cooper Group, Inc. (a)	35	2,279
NMI Holdings, Inc. Class A (a)	74	2,196
PayPal Holdings, Inc. (a)	332	20,388
PennyMac Financial Services, Inc.	31	2,740
Radian Group, Inc.	80	2,284
Remitly Global, Inc. (a)	78	1,515
Toast, Inc. Class A (a)	128	2,337
Visa, Inc. Class A	449	116,897
Voya Financial, Inc.	30	2,189
Walker & Dunlop, Inc.	31	3,441
Western Union Co.	171	2,038
WEX, Inc. (a)	12	2,335
		539,941
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	161	11,627
Bunge Global SA	46	4,644
Campbell Soup Co.	49	2,118
Conagra Brands, Inc.	107	3,067
Darling Ingredients, Inc. (a)	51	2,542
Flowers Foods, Inc.	93	2,093
Freshpet, Inc. (a)	35	3,036
General Mills, Inc.	175	11,399
Hershey Co.	42	7,830
Hormel Foods Corp.	108	3,468
Ingredion, Inc.	21	2,279
J & J Snack Foods Corp.	13	2,173
Security Description	Shares	Value
J M Smucker Co.	28	$ 3,539
Kellanova	81	4,529
Kraft Heinz Co.	209	7,729
Lamb Weston Holdings, Inc.	41	4,432
Lancaster Colony Corp.	12	1,997
McCormick & Co., Inc.	83	5,679
Mondelez International, Inc. Class A	408	29,551
Post Holdings, Inc. (a)	25	2,201
Simply Good Foods Co. (a)	55	2,178
TreeHouse Foods, Inc. (a)	48	1,990
Tyson Foods, Inc. Class A	97	5,214
		125,315
GAS UTILITIES — 0.1%
Atmos Energy Corp.	29	3,361
National Fuel Gas Co.	38	1,907
New Jersey Resources Corp.	48	2,140
ONE Gas, Inc.	32	2,039
Southwest Gas Holdings, Inc.	35	2,217
Spire, Inc.	36	2,244
UGI Corp.	95	2,337
		16,245
GROUND TRANSPORTATION — 0.7%
CSX Corp.	573	19,866
JB Hunt Transport Services, Inc.	24	4,794
Knight-Swift Transportation Holdings, Inc.	42	2,421
Landstar System, Inc.	12	2,324
Lyft, Inc. Class A (a)	115	1,724
Norfolk Southern Corp.	66	15,601
Old Dominion Freight Line, Inc.	27	10,944
Ryder System, Inc.	21	2,416
Saia, Inc. (a)	8	3,506
Uber Technologies, Inc. (a)	615	37,866
U-Haul Holding Co.	42	2,958
Union Pacific Corp.	171	42,001
Werner Enterprises, Inc.	54	2,288
XPO, Inc. (a)	36	3,153
		151,862
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	490	53,934
Align Technology, Inc. (a)	22	6,028
Baxter International, Inc.	164	6,340
Becton Dickinson & Co.	83	20,238
Boston Scientific Corp. (a)	425	24,569
CONMED Corp.	21	2,300
Cooper Cos., Inc.	14	5,298
DENTSPLY SIRONA, Inc.	65	2,313
Dexcom, Inc. (a)	119	14,767
Edwards Lifesciences Corp. (a)	177	13,496
Enovis Corp. (a)	46	2,577
Envista Holdings Corp. (a)	84	2,021
GE HealthCare Technologies, Inc.	115	8,892
Glaukos Corp. (a)	29	2,305

See accompanying notes to financial statements.
7

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	43	$ 2,292
Haemonetics Corp. (a)	24	2,052
Hologic, Inc. (a)	64	4,573
IDEXX Laboratories, Inc. (a)	24	13,321
Inari Medical, Inc. (a)	36	2,337
Inspire Medical Systems, Inc. (a)	13	2,645
Insulet Corp. (a)	23	4,991
Integer Holdings Corp. (a)	25	2,477
Integra LifeSciences Holdings Corp. (a)	56	2,439
Intuitive Surgical, Inc. (a)	103	34,748
Lantheus Holdings, Inc. (a)	30	1,860
LivaNova PLC (a)	42	2,173
Masimo Corp. (a)	25	2,930
Medtronic PLC	362	29,822
Merit Medical Systems, Inc. (a)	31	2,355
Neogen Corp. (a)	129	2,594
Penumbra, Inc. (a)	13	3,270
QuidelOrtho Corp. (a)	32	2,358
ResMed, Inc.	45	7,741
Shockwave Medical, Inc. (a)	11	2,096
STERIS PLC	28	6,156
Stryker Corp.	98	29,347
Teleflex, Inc.	11	2,743
Zimmer Biomet Holdings, Inc.	60	7,302
		339,700
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)	30	2,333
agilon health, Inc. (a)	109	1,368
Amedisys, Inc. (a)	1	95
AMN Healthcare Services, Inc. (a)	26	1,947
Cardinal Health, Inc.	70	7,056
Cencora, Inc.	42	8,626
Centene Corp. (a)	164	12,170
Chemed Corp.	4	2,339
Cigna Group	88	26,352
CorVel Corp. (a)	10	2,472
CVS Health Corp.	380	30,005
DaVita, Inc. (a)	26	2,724
Elevance Health, Inc.	71	33,481
Encompass Health Corp.	33	2,202
Ensign Group, Inc.	21	2,356
Guardant Health, Inc. (a)	78	2,110
HCA Healthcare, Inc.	60	16,241
HealthEquity, Inc. (a)	30	1,989
Henry Schein, Inc. (a)	31	2,347
Humana, Inc.	37	16,939
Laboratory Corp. of America Holdings	25	5,682
McKesson Corp.	36	16,667
Molina Healthcare, Inc. (a)	19	6,865
Option Care Health, Inc. (a)	72	2,426
Patterson Cos., Inc.	66	1,878
Premier, Inc. Class A	104	2,325
Progyny, Inc. (a)	67	2,491
Quest Diagnostics, Inc.	27	3,723
Security Description	Shares	Value
Select Medical Holdings Corp.	87	$ 2,045
Tenet Healthcare Corp. (a)	37	2,796
UnitedHealth Group, Inc.	267	140,567
Universal Health Services, Inc. Class B	17	2,591
		365,208
HEALTH CARE REITs — 0.2%
Healthcare Realty Trust, Inc. REIT	138	2,378
Healthpeak Properties, Inc. REIT	119	2,356
Medical Properties Trust, Inc. REIT	388	1,905
National Health Investors, Inc. REIT	40	2,234
Omega Healthcare Investors, Inc. REIT	59	1,809
Physicians Realty Trust REIT	180	2,396
Sabra Health Care REIT, Inc.	144	2,055
Ventas, Inc. REIT	128	6,379
Welltower, Inc. REIT	160	14,427
		35,939
HEALTH CARE TECHNOLOGY — 0.1%
Evolent Health, Inc. Class A (a)	85	2,807
Teladoc Health, Inc. (a)	136	2,931
Veeva Systems, Inc. Class A (a)	44	8,471
		14,209
HOTEL & RESORT REITs — 0.0% (d)
Apple Hospitality REIT, Inc.	130	2,159
Host Hotels & Resorts, Inc. REIT	191	3,719
Park Hotels & Resorts, Inc. REIT	170	2,601
Ryman Hospitality Properties, Inc. REIT	24	2,642
		11,121
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	130	17,698
Aramark	75	2,108
Booking Holdings, Inc. (a)	10	35,472
Boyd Gaming Corp.	36	2,254
Caesars Entertainment, Inc. (a)	75	3,516
Carnival Corp. (a)	349	6,470
Chipotle Mexican Grill, Inc. (a)	8	18,296
Churchill Downs, Inc.	20	2,699
Darden Restaurants, Inc.	36	5,915
Domino's Pizza, Inc.	10	4,122
DoorDash, Inc. Class A (a)	96	9,493
DraftKings, Inc. Class A (a)	155	5,464
Expedia Group, Inc. (a)	39	5,920
Hilton Worldwide Holdings, Inc.	83	15,113
Hyatt Hotels Corp. Class A	20	2,608
Las Vegas Sands Corp.	113	5,561
Light & Wonder, Inc. (a)	31	2,545
Marriott International, Inc. Class A	75	16,913
Marriott Vacations Worldwide Corp.	23	1,952
McDonald's Corp.	202	59,895
MGM Resorts International (a)	88	3,932

See accompanying notes to financial statements.
8

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a)	162	$ 3,247
Penn Entertainment, Inc. (a)	106	2,758
Planet Fitness, Inc. Class A (a)	37	2,701
Royal Caribbean Cruises Ltd. (a)	76	9,841
Starbucks Corp.	322	30,915
Texas Roadhouse, Inc.	21	2,567
Travel & Leisure Co.	61	2,385
Vail Resorts, Inc.	11	2,348
Wingstop, Inc.	11	2,822
Wyndham Hotels & Resorts, Inc.	28	2,252
Wynn Resorts Ltd.	32	2,916
Yum! Brands, Inc.	82	10,714
		303,412
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	8	2,773
DR Horton, Inc.	87	13,222
Garmin Ltd.	39	5,013
Installed Building Products, Inc.	10	1,828
KB Home	46	2,873
Leggett & Platt, Inc.	84	2,198
Lennar Corp. Class A	72	10,731
Meritage Homes Corp.	18	3,136
Mohawk Industries, Inc. (a)	25	2,588
Newell Brands, Inc.	271	2,352
NVR, Inc. (a)	1	7,001
PulteGroup, Inc.	58	5,987
Skyline Champion Corp. (a)	35	2,599
Taylor Morrison Home Corp. (a)	25	1,334
Tempur Sealy International, Inc.	53	2,701
Toll Brothers, Inc.	29	2,981
TopBuild Corp. (a)	9	3,368
Tri Pointe Homes, Inc. (a)	80	2,832
Whirlpool Corp.	19	2,314
		77,831
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	46	2,305
Church & Dwight Co., Inc.	77	7,281
Clorox Co.	39	5,561
Colgate-Palmolive Co.	223	17,775
Energizer Holdings, Inc.	63	1,996
Kimberly-Clark Corp.	83	10,085
Procter & Gamble Co.	661	96,863
Spectrum Brands Holdings, Inc.	27	2,154
WD-40 Co.	9	2,152
		146,172
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	234	4,505
Clearway Energy, Inc. Class C	89	2,441
Ormat Technologies, Inc.	32	2,425
Vistra Corp.	90	3,467
		12,838
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	187	$ 20,443
General Electric Co.	327	41,735
Honeywell International, Inc.	191	40,054
		102,232
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	78	2,361
EastGroup Properties, Inc. REIT	13	2,386
First Industrial Realty Trust, Inc. REIT	49	2,581
LXP Industrial Trust REIT	251	2,490
Prologis, Inc. REIT	278	37,057
Rexford Industrial Realty, Inc. REIT	60	3,366
STAG Industrial, Inc. REIT	62	2,434
Terreno Realty Corp. REIT	39	2,444
		55,119
INSURANCE — 1.3%
Aflac, Inc.	153	12,623
Allstate Corp.	86	12,038
American Financial Group, Inc.	18	2,140
American International Group, Inc.	212	14,363
Aon PLC Class A	61	17,752
Arch Capital Group Ltd. (a)	123	9,135
Arthur J Gallagher & Co.	66	14,842
Assurant, Inc.	14	2,359
Assured Guaranty Ltd.	57	4,265
Axis Capital Holdings Ltd.	36	1,993
Brighthouse Financial, Inc. (a)	44	2,329
Brown & Brown, Inc.	72	5,120
Chubb Ltd.	114	25,764
Cincinnati Financial Corp.	41	4,242
CNO Financial Group, Inc.	87	2,427
Enstar Group Ltd. (a)	9	2,649
Erie Indemnity Co. Class A	7	2,344
Everest Group Ltd.	12	4,243
Fidelity National Financial, Inc.	61	3,112
First American Financial Corp.	39	2,513
Genworth Financial, Inc. Class A (a)	336	2,245
Globe Life, Inc.	2	243
Hanover Insurance Group, Inc.	17	2,064
Hartford Financial Services Group, Inc.	77	6,189
Kemper Corp.	47	2,288
Kinsale Capital Group, Inc.	7	2,344
Lincoln National Corp.	92	2,481
Markel Group, Inc. (a)	4	5,680
Marsh & McLennan Cos., Inc.	130	24,631
MetLife, Inc.	196	12,962
Primerica, Inc.	10	2,058
Principal Financial Group, Inc.	74	5,822
Progressive Corp.	177	28,193
Prudential Financial, Inc.	108	11,201
Reinsurance Group of America, Inc.	14	2,265
RenaissanceRe Holdings Ltd.	17	3,332

See accompanying notes to financial statements.
9

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
RLI Corp.	15	$ 1,997
Ryan Specialty Holdings, Inc. (a)	44	1,893
Selective Insurance Group, Inc.	19	1,890
Travelers Cos., Inc.	67	12,763
Unum Group	41	1,854
W R Berkley Corp.	49	3,465
White Mountains Insurance Group Ltd.	2	3,010
Willis Towers Watson PLC	32	7,718
		294,841
INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Inc. Class A (a)	1,692	236,356
Alphabet, Inc. Class C (a)	1,474	207,731
IAC, Inc. (a)	48	2,514
Match Group, Inc. (a)	87	3,176
Meta Platforms, Inc. Class A (a)	645	228,304
Pinterest, Inc. Class A (a)	190	7,038
Snap, Inc. Class A (a)	324	5,485
Yelp, Inc. (a)	50	2,367
Ziff Davis, Inc. (a)	34	2,284
ZoomInfo Technologies, Inc. (a)	129	2,385
		697,640
IT SERVICES — 0.9%
Accenture PLC Class A	181	63,515
Akamai Technologies, Inc. (a)	37	4,379
Cloudflare, Inc. Class A (a)	94	7,826
Cognizant Technology Solutions Corp. Class A	145	10,952
DXC Technology Co. (a)	102	2,333
EPAM Systems, Inc. (a)	18	5,352
Gartner, Inc. (a)	23	10,376
GoDaddy, Inc. Class A (a)	34	3,609
International Business Machines Corp.	253	41,378
Kyndryl Holdings, Inc. (a)	141	2,930
MongoDB, Inc. (a)	22	8,995
Okta, Inc. (a)	49	4,436
Snowflake, Inc. Class A (a)	100	19,900
Twilio, Inc. Class A (a)	61	4,628
VeriSign, Inc. (a)	23	4,737
		195,346
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Brunswick Corp.	29	2,806
Hasbro, Inc.	41	2,093
Mattel, Inc. (a)	108	2,039
Polaris, Inc.	23	2,180
YETI Holdings, Inc. (a)	48	2,485
		11,603
LIFE SCIENCES TOOLS & SERVICES — 0.8%
10X Genomics, Inc. Class A (a)	54	3,022
Agilent Technologies, Inc.	89	12,374
Avantor, Inc. (a)	195	4,452
Azenta, Inc. (a)	42	2,736
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	7	$ 2,260
Bio-Techne Corp.	46	3,549
Bruker Corp.	35	2,572
Charles River Laboratories International, Inc. (a)	15	3,546
Danaher Corp.	194	44,880
Illumina, Inc. (a)	54	7,519
IQVIA Holdings, Inc. (a)	53	12,263
Medpace Holdings, Inc. (a)	8	2,452
Mettler-Toledo International, Inc. (a)	7	8,491
Repligen Corp. (a)	17	3,056
Revvity, Inc.	34	3,716
Thermo Fisher Scientific, Inc.	110	58,387
Waters Corp. (a)	16	5,268
West Pharmaceutical Services, Inc.	22	7,747
		188,290
MACHINERY — 1.2%
AGCO Corp.	18	2,185
Alamo Group, Inc.	12	2,522
Albany International Corp. Class A	25	2,456
Allison Transmission Holdings, Inc.	8	465
Caterpillar, Inc.	148	43,759
Chart Industries, Inc. (a)	14	1,909
CNH Industrial NV	304	3,703
Crane Co.	21	2,481
Cummins, Inc.	40	9,583
Deere & Co.	81	32,389
Donaldson Co., Inc.	34	2,222
Dover Corp.	36	5,537
Enerpac Tool Group Corp.	69	2,145
Enpro, Inc.	17	2,665
Esab Corp.	32	2,772
ESCO Technologies, Inc.	20	2,341
Federal Signal Corp.	35	2,686
Flowserve Corp.	54	2,226
Fortive Corp.	101	7,437
Franklin Electric Co., Inc.	23	2,223
Graco, Inc.	32	2,776
Helios Technologies, Inc.	39	1,769
Hillenbrand, Inc.	52	2,488
IDEX Corp.	16	3,474
Illinois Tool Works, Inc.	68	17,812
Ingersoll Rand, Inc.	122	9,435
ITT, Inc.	21	2,506
John Bean Technologies Corp.	19	1,890
Kadant, Inc.	9	2,523
Lincoln Electric Holdings, Inc.	12	2,610
Middleby Corp. (a)	17	2,502
Mueller Industries, Inc.	53	2,499
Nordson Corp.	9	2,377
Oshkosh Corp.	22	2,385
Otis Worldwide Corp.	101	9,036
PACCAR, Inc.	150	14,647
Parker-Hannifin Corp.	39	17,967
Pentair PLC	36	2,618

See accompanying notes to financial statements.
10

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
RBC Bearings, Inc. (a)	9	$ 2,564
Snap-on, Inc.	8	2,311
SPX Technologies, Inc. (a)	25	2,525
Standex International Corp.	14	2,217
Stanley Black & Decker, Inc.	45	4,414
Terex Corp.	43	2,471
Timken Co.	29	2,324
Toro Co.	28	2,688
Trinity Industries, Inc.	97	2,579
Watts Water Technologies, Inc. Class A	12	2,500
Westinghouse Air Brake Technologies Corp.	51	6,472
Xylem, Inc.	70	8,005
		276,090
MARINE — 0.0% (d)
Kirby Corp. (a)	7	550
Matson, Inc.	22	2,411
		2,961
MEDIA — 0.5%
Cable One, Inc.	3	1,670
Charter Communications, Inc. Class A (a)	30	11,660
Comcast Corp. Class A	1,126	49,375
Fox Corp. Class A	76	2,255
Interpublic Group of Cos., Inc.	104	3,395
Liberty Broadband Corp. Class C (a)	37	2,982
Liberty Media Corp.-Liberty SiriusXM Class A (a)	83	2,385
New York Times Co. Class A	50	2,449
News Corp. Class A	98	2,406
News Corp. Class B	94	2,418
Nexstar Media Group, Inc.	15	2,351
Omnicom Group, Inc.	50	4,325
Paramount Global Class B	183	2,707
Sirius XM Holdings, Inc.	269	1,471
TEGNA, Inc.	142	2,173
Trade Desk, Inc. Class A (a)	137	9,859
		103,881
METALS & MINING — 0.3%
Alcoa Corp.	85	2,890
ATI, Inc. (a)	53	2,410
Carpenter Technology Corp.	31	2,195
Cleveland-Cliffs, Inc. (a)	166	3,390
Commercial Metals Co.	48	2,402
Freeport-McMoRan, Inc.	466	19,837
Materion Corp.	21	2,733
Newmont Corp.	342	14,155
Nucor Corp.	75	13,053
Reliance Steel & Aluminum Co.	15	4,195
Royal Gold, Inc.	22	2,661
Steel Dynamics, Inc.	49	5,787
Security Description	Shares	Value
U.S. Steel Corp.	61	$ 2,968
		78,676
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT	280	2,747
Annaly Capital Management, Inc. REIT	153	2,964
Blackstone Mortgage Trust, Inc. Class A REIT	101	2,148
Claros Mortgage Trust, Inc. REIT	193	2,631
Ready Capital Corp. REIT	213	2,183
Rithm Capital Corp. REIT	79	844
Starwood Property Trust, Inc. REIT	113	2,375
		15,892
MULTI-UTILITIES — 0.3%
Ameren Corp.	88	6,366
Black Hills Corp.	41	2,212
CenterPoint Energy, Inc.	184	5,257
CMS Energy Corp.	46	2,671
Consolidated Edison, Inc.	69	6,277
Dominion Energy, Inc.	252	11,844
DTE Energy Co.	58	6,395
NiSource, Inc.	78	2,071
Northwestern Energy Group, Inc.	42	2,137
Public Service Enterprise Group, Inc.	101	6,176
Sempra	173	12,928
WEC Energy Group, Inc.	98	8,249
		72,583
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	52	6,592
Boston Properties, Inc. REIT	47	3,298
COPT Defense Properties REIT	85	2,179
Cousins Properties, Inc. REIT	112	2,727
Douglas Emmett, Inc. REIT	177	2,567
Kilroy Realty Corp. REIT	72	2,868
NET Lease Office Properties REIT	4	74
Vornado Realty Trust REIT	102	2,881
		23,186
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp.	162	2,030
Antero Resources Corp. (a)	87	1,973
APA Corp.	86	3,086
California Resources Corp.	38	2,078
Cheniere Energy, Inc.	62	10,584
Chevron Corp.	501	74,729
Chord Energy Corp.	12	1,995
Civitas Resources, Inc.	26	1,778
ConocoPhillips	343	39,812
CONSOL Energy, Inc.	20	2,011
Coterra Energy, Inc.	223	5,691
Devon Energy Corp.	191	8,652
Diamondback Energy, Inc.	51	7,909

See accompanying notes to financial statements.
11

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
DT Midstream, Inc.	37	$ 2,028
EOG Resources, Inc.	170	20,561
EQT Corp.	104	4,021
Equitrans Midstream Corp.	224	2,280
Exxon Mobil Corp.	1,154	115,377
Hess Corp.	89	12,830
HF Sinclair Corp.	37	2,056
Kinder Morgan, Inc.	536	9,455
Kosmos Energy Ltd. (a)	272	1,825
Magnolia Oil & Gas Corp. Class A	90	1,916
Marathon Oil Corp.	174	4,204
Marathon Petroleum Corp.	115	17,061
Matador Resources Co.	34	1,933
Murphy Oil Corp.	44	1,877
Northern Oil & Gas, Inc.	51	1,891
Occidental Petroleum Corp.	197	11,763
ONEOK, Inc.	178	12,499
Ovintiv, Inc.	68	2,987
PBF Energy, Inc. Class A	43	1,890
Permian Resources Corp.	135	1,836
Phillips 66	129	17,175
Pioneer Natural Resources Co.	69	15,517
Range Resources Corp.	71	2,161
Sitio Royalties Corp. Class A	81	1,904
SM Energy Co.	49	1,897
Southwestern Energy Co. (a)	278	1,821
Targa Resources Corp.	75	6,515
Texas Pacific Land Corp.	2	3,145
Valero Energy Corp.	103	13,390
Williams Cos., Inc.	354	12,330
		468,473
PERSONAL PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	46	2,550
Coty, Inc. Class A (a)	213	2,645
elf Beauty, Inc. (a)	19	2,743
Estee Lauder Cos., Inc. Class A	73	10,676
Kenvue, Inc.	505	10,873
		29,487
PHARMACEUTICALS — 2.0%
Bristol-Myers Squibb Co.	587	30,119
Catalent, Inc. (a)	58	2,606
Corcept Therapeutics, Inc. (a)	73	2,371
Elanco Animal Health, Inc. (a)	233	3,472
Eli Lilly & Co.	233	135,820
Intra-Cellular Therapies, Inc. (a)	42	3,008
Jazz Pharmaceuticals PLC (a)	20	2,460
Johnson & Johnson	703	110,188
Merck & Co., Inc.	747	81,438
Organon & Co.	131	1,889
Perrigo Co. PLC	70	2,253
Pfizer, Inc.	1,664	47,907
Prestige Consumer Healthcare, Inc. (a)	34	2,081
Royalty Pharma PLC Class A	113	3,174
Viatris, Inc.	283	3,065
Security Description	Shares	Value
Zoetis, Inc.	141	$ 27,829
		459,680
PROFESSIONAL SERVICES — 0.6%
Alight, Inc. Class A (a)	298	2,542
ASGN, Inc. (a)	24	2,308
Automatic Data Processing, Inc.	112	26,093
Booz Allen Hamilton Holding Corp.	34	4,349
Broadridge Financial Solutions, Inc.	32	6,584
CACI International, Inc. Class A (a)	6	1,943
CBIZ, Inc. (a)	39	2,441
Clarivate PLC (a)	148	1,370
Concentrix Corp.	26	2,553
Equifax, Inc.	37	9,150
ExlService Holdings, Inc. (a)	76	2,345
Exponent, Inc.	24	2,113
FTI Consulting, Inc. (a)	10	1,992
Genpact Ltd.	60	2,083
Huron Consulting Group, Inc. (a)	20	2,056
ICF International, Inc.	16	2,145
Insperity, Inc.	20	2,344
Jacobs Solutions, Inc.	33	4,283
KBR, Inc.	34	1,884
Korn Ferry	44	2,611
Leidos Holdings, Inc.	28	3,031
ManpowerGroup, Inc.	29	2,305
Maximus, Inc.	27	2,264
Paychex, Inc.	91	10,839
Paylocity Holding Corp. (a)	13	2,143
Robert Half, Inc.	27	2,374
Science Applications International Corp.	18	2,238
SS&C Technologies Holdings, Inc.	40	2,444
TransUnion	53	3,642
Verisk Analytics, Inc.	40	9,554
Verra Mobility Corp. (a)	102	2,349
		126,372
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	96	8,937
CoStar Group, Inc. (a)	127	11,098
Howard Hughes Holdings, Inc. (a)	30	2,566
Jones Lang LaSalle, Inc. (a)	16	3,022
Opendoor Technologies, Inc. (a)	223	999
St. Joe Co.	43	2,588
Zillow Group, Inc. Class A (a)	72	4,084
		33,294
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	62	2,230
Apartment Income REIT Corp.	16	556
AvalonBay Communities, Inc. REIT	47	8,799
Camden Property Trust REIT	22	2,184
Equity LifeStyle Properties, Inc. REIT	49	3,457
Equity Residential REIT	98	5,994

See accompanying notes to financial statements.
12

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	14	$ 3,471
Independence Realty Trust, Inc. REIT	159	2,433
Invitation Homes, Inc. REIT	166	5,662
Mid-America Apartment Communities, Inc. REIT	29	3,899
Sun Communities, Inc. REIT	36	4,811
UDR, Inc. REIT	60	2,297
		45,793
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	37	2,329
Brixmor Property Group, Inc. REIT	99	2,304
Federal Realty Investment Trust REIT	23	2,370
InvenTrust Properties Corp. REIT	82	2,078
Kimco Realty Corp. REIT	141	3,005
Kite Realty Group Trust REIT	98	2,240
Macerich Co. REIT	198	3,055
NNN REIT, Inc.	21	905
Phillips Edison & Co., Inc. REIT	18	657
Realty Income Corp. REIT	184	10,565
Regency Centers Corp. REIT	34	2,278
Simon Property Group, Inc. REIT	95	13,551
Spirit Realty Capital, Inc. REIT	26	1,136
Tanger, Inc. REIT	88	2,439
		48,912
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	469	69,135
Analog Devices, Inc.	138	27,401
Applied Materials, Inc.	246	39,869
Axcelis Technologies, Inc. (a)	14	1,816
Broadcom, Inc.	127	141,764
Cirrus Logic, Inc. (a)	30	2,496
Diodes, Inc. (a)	29	2,335
Enphase Energy, Inc. (a)	41	5,418
Entegris, Inc.	42	5,032
First Solar, Inc. (a)	33	5,685
FormFactor, Inc. (a)	63	2,628
Intel Corp.	1,244	62,511
KLA Corp.	40	23,252
Kulicke & Soffa Industries, Inc.	47	2,572
Lam Research Corp.	39	30,547
Lattice Semiconductor Corp. (a)	42	2,897
MACOM Technology Solutions Holdings, Inc. (a)	28	2,603
Marvell Technology, Inc.	260	15,681
Microchip Technology, Inc.	160	14,429
Micron Technology, Inc.	325	27,735
MKS Instruments, Inc.	29	2,983
Monolithic Power Systems, Inc.	15	9,462
NVIDIA Corp.	717	355,073
NXP Semiconductors NV	75	17,226
ON Semiconductor Corp. (a)	128	10,692
Onto Innovation, Inc. (a)	18	2,752
Security Description	Shares	Value
Power Integrations, Inc.	29	$ 2,381
Qorvo, Inc. (a)	23	2,590
QUALCOMM, Inc.	314	45,414
Rambus, Inc. (a)	41	2,798
Silicon Laboratories, Inc. (a)	21	2,778
Skyworks Solutions, Inc.	34	3,822
SolarEdge Technologies, Inc. (a)	24	2,246
Synaptics, Inc. (a)	24	2,738
Teradyne, Inc.	34	3,690
Texas Instruments, Inc.	248	42,274
Universal Display Corp.	14	2,678
Wolfspeed, Inc. (a)	65	2,828
		1,000,231
SOFTWARE — 6.4%
ACI Worldwide, Inc. (a)	49	1,499
Adobe, Inc. (a)	132	78,751
Alarm.com Holdings, Inc. (a)	37	2,391
Altair Engineering, Inc. Class A (a)	34	2,861
ANSYS, Inc. (a)	27	9,798
Appfolio, Inc. Class A (a)	11	1,906
AppLovin Corp. Class A (a)	55	2,192
Aspen Technology, Inc. (a)	11	2,422
Atlassian Corp. Class A (a)	47	11,179
Aurora Innovation, Inc. (a)	290	1,267
Autodesk, Inc. (a)	64	15,583
Bentley Systems, Inc. Class B	66	3,444
Bill Holdings, Inc. (a)	31	2,529
Blackbaud, Inc. (a)	30	2,601
BlackLine, Inc. (a)	40	2,498
Box, Inc. Class A (a)	83	2,126
C3.ai, Inc. Class A (a)	52	1,493
Cadence Design Systems, Inc. (a)	81	22,062
Ceridian HCM Holding, Inc. (a)	48	3,222
CommVault Systems, Inc. (a)	31	2,475
Confluent, Inc. Class A (a)	74	1,732
Crowdstrike Holdings, Inc. Class A (a)	70	17,872
Datadog, Inc. Class A (a)	93	11,288
DocuSign, Inc. (a)	58	3,448
Dolby Laboratories, Inc. Class A	25	2,155
Dropbox, Inc. Class A (a)	76	2,241
Dynatrace, Inc. (a)	62	3,391
Elastic NV (a)	27	3,043
Fair Isaac Corp. (a)	8	9,312
Five9, Inc. (a)	35	2,754
Fortinet, Inc. (a)	195	11,413
Gen Digital, Inc.	148	3,377
Gitlab, Inc. Class A (a)	25	1,574
Guidewire Software, Inc. (a)	27	2,944
HubSpot, Inc. (a)	16	9,289
Intuit, Inc.	81	50,627
Manhattan Associates, Inc. (a)	15	3,230
Marathon Digital Holdings, Inc. (a)	55	1,292
Microsoft Corp.	2,156	810,742
MicroStrategy, Inc. Class A (a)	5	3,158
Nutanix, Inc. Class A (a)	73	3,481

See accompanying notes to financial statements.
13

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Oracle Corp.	460	$ 48,498
Palantir Technologies, Inc. Class A (a)	585	10,044
Palo Alto Networks, Inc. (a)	91	26,834
Paycom Software, Inc.	15	3,101
Procore Technologies, Inc. (a)	33	2,284
Progress Software Corp.	40	2,172
PTC, Inc. (a)	34	5,949
Qualys, Inc. (a)	13	2,552
Riot Platforms, Inc. (a)	115	1,779
Roper Technologies, Inc.	26	14,174
Salesforce, Inc. (a)	281	73,942
Samsara, Inc. Class A (a)	46	1,536
SentinelOne, Inc. Class A (a)	76	2,085
ServiceNow, Inc. (a)	59	41,683
Smartsheet, Inc. Class A (a)	52	2,487
Splunk, Inc. (a)	46	7,008
SPS Commerce, Inc. (a)	13	2,520
Synopsys, Inc. (a)	46	23,686
Tenable Holdings, Inc. (a)	49	2,257
Teradata Corp. (a)	47	2,045
Tyler Technologies, Inc. (a)	11	4,599
UiPath, Inc. Class A (a)	142	3,527
Unity Software, Inc. (a)	83	3,394
Varonis Systems, Inc. (a)	64	2,898
Workday, Inc. Class A (a)	63	17,392
Workiva, Inc. (a)	21	2,132
Zoom Video Communications, Inc. Class A (a)	80	5,753
Zscaler, Inc. (a)	29	6,425
		1,453,418
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	141	30,439
Crown Castle, Inc. REIT	131	15,090
CubeSmart REIT	58	2,688
Digital Realty Trust, Inc. REIT	94	12,651
EPR Properties REIT	49	2,374
Equinix, Inc. REIT	26	20,940
Extra Space Storage, Inc. REIT	66	10,582
Gaming & Leisure Properties, Inc. REIT	44	2,172
Iron Mountain, Inc. REIT	92	6,438
Lamar Advertising Co. Class A REIT	25	2,657
PotlatchDeltic Corp. REIT	47	2,308
Public Storage REIT	46	14,030
Rayonier, Inc. REIT	79	2,639
SBA Communications Corp. REIT	35	8,879
VICI Properties, Inc. REIT	260	8,289
Weyerhaeuser Co. REIT	208	7,232
		149,408
SPECIALTY RETAIL — 1.3%
Abercrombie & Fitch Co. Class A (a)	16	1,412
Academy Sports & Outdoors, Inc.	45	2,970
Security Description	Shares	Value
Advance Auto Parts, Inc.	39	$ 2,380
American Eagle Outfitters, Inc.	112	2,370
Asbury Automotive Group, Inc. (a)	11	2,475
AutoNation, Inc. (a)	15	2,253
AutoZone, Inc. (a)	5	12,928
Bath & Body Works, Inc.	73	3,151
Best Buy Co., Inc.	47	3,679
Burlington Stores, Inc. (a)	23	4,473
CarMax, Inc. (a)	48	3,683
Carvana Co. (a)	40	2,118
Dick's Sporting Goods, Inc.	19	2,792
Five Below, Inc. (a)	18	3,837
Floor & Decor Holdings, Inc. Class A (a)	33	3,681
GameStop Corp. Class A (a)	148	2,594
Gap, Inc.	79	1,652
Group 1 Automotive, Inc.	8	2,438
Home Depot, Inc.	283	98,074
Lithia Motors, Inc.	8	2,634
Lowe's Cos., Inc.	164	36,498
Murphy USA, Inc.	6	2,139
O'Reilly Automotive, Inc. (a)	18	17,101
Ross Stores, Inc.	100	13,839
Signet Jewelers Ltd.	29	3,111
TJX Cos., Inc.	314	29,456
Tractor Supply Co.	32	6,881
Ulta Beauty, Inc. (a)	15	7,350
Valvoline, Inc. (a)	67	2,518
Wayfair, Inc. Class A (a)	28	1,728
Williams-Sonoma, Inc.	19	3,834
		286,049
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	4,241	816,520
Dell Technologies, Inc. Class C	77	5,890
Hewlett Packard Enterprise Co.	420	7,132
HP, Inc.	270	8,124
NetApp, Inc.	49	4,320
Pure Storage, Inc. Class A (a)	96	3,423
Seagate Technology Holdings PLC	62	5,293
Super Micro Computer, Inc. (a)	14	3,980
Western Digital Corp. (a)	107	5,604
		860,286
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	9	452
Carter's, Inc.	31	2,322
Crocs, Inc. (a)	23	2,148
Deckers Outdoor Corp. (a)	7	4,679
Kontoor Brands, Inc.	42	2,622
Lululemon Athletica, Inc. (a)	33	16,873
NIKE, Inc. Class B	355	38,542
PVH Corp.	27	3,297
Ralph Lauren Corp.	7	1,009
Skechers USA, Inc. Class A (a)	43	2,681
Steven Madden Ltd.	27	1,134

See accompanying notes to financial statements.
14

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Tapestry, Inc.	71	$ 2,613
Under Armour, Inc. Class C (a)	297	2,480
VF Corp.	112	2,106
		82,958
TOBACCO — 0.3%
Altria Group, Inc.	418	16,862
Philip Morris International, Inc.	456	42,901
		59,763
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	23	965
Applied Industrial Technologies, Inc.	13	2,245
Boise Cascade Co.	10	1,294
Fastenal Co.	151	9,780
Ferguson PLC	58	11,198
FTAI Aviation Ltd.	56	2,598
GATX Corp.	19	2,284
Herc Holdings, Inc.	19	2,829
McGrath RentCorp	21	2,512
Rush Enterprises, Inc. Class B	50	2,649
SiteOne Landscape Supply, Inc. (a)	15	2,437
United Rentals, Inc.	21	12,042
Watsco, Inc.	8	3,428
WESCO International, Inc.	16	2,782
WW Grainger, Inc.	12	9,944
		68,987
WATER UTILITIES — 0.1%
American States Water Co.	25	2,010
American Water Works Co., Inc.	49	6,467
California Water Service Group	41	2,127
Essential Utilities, Inc.	59	2,204
SJW Group	34	2,222
		15,030
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	145	23,248
TOTAL COMMON STOCKS (Cost $11,586,639)		13,554,449
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.8%
DOMESTIC FIXED INCOME — 39.8%
State Street Aggregate Bond Index Portfolio (e) (cost $8,437,845)	100,587	9,006,534
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $8,437,845)		9,006,534
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (f) (g) (Cost $49,675)	49,675	$ 49,675
TOTAL INVESTMENTS — 100.0% (Cost $20,074,159)		22,610,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(4,401)
NET ASSETS — 100.0%		$ 22,606,257
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
15

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,554,449	$—	$—	$13,554,449
Mutual Funds and Exchange Traded Products	9,006,534	—	—	9,006,534
Short-Term Investment	49,675	—	—	49,675
TOTAL INVESTMENTS	$22,610,658	$—	$—	$22,610,658

Affiliate Table
	Number of Shares Held at 10/30/2023*	Value at 10/30/2023*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Aggregate Bond Index Portfolio	—	$—	$ 8,468,537	$ 31,000	$308	$568,689	100,587	$9,006,534	$73,536
State Street Corp.	—	—	5,790	—	—	1,336	92	7,126	63
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	12,131,745	12,082,070	—	—	49,675	49,675	2,356
Total		$—	$20,606,072	$ 12,113,070	$308	$570,025		$9,063,335	$75,955
*	Commencement of operations.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value	$13,547,323
Investments in affiliated issuers, at value	9,063,335
Total Investments	22,610,658
Cash	15
Receivable for investments sold	437,875
Dividends receivable — unaffiliated issuers	13,315
Dividends receivable — affiliated issuers	374
Receivable from Adviser	14,988
TOTAL ASSETS	23,077,225
LIABILITIES
Payable for investments purchased	435,000
Advisory fee payable	947
Custodian fees payable	2,572
Administration fees payable	946
Transfer agent fees payable	4,315
Registration and filing fees payable	2,730
Professional fees payable	23,938
Printing and postage fees payable	3
Accrued expenses and other liabilities	517
TOTAL LIABILITIES	470,968
NET ASSETS	$22,606,257
NET ASSETS CONSIST OF:
Paid-in capital	$20,000,000
Total distributable earnings (loss)	2,606,257
NET ASSETS	$22,606,257
Class K
Net Assets	$22,606,257
Shares Outstanding	2,000,000
Net asset value, offering and redemption price per share	$ 11.30
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,580,849
Investments in affiliated issuers	8,493,310
Total cost of investments	$20,074,159
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2023 (a)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	45,126
Dividend income — affiliated issuers	75,955
Foreign taxes withheld	(18)
TOTAL INVESTMENT INCOME (LOSS)	121,063
EXPENSES
Advisory fee	1,871
Administration fees	1,871
Shareholder servicing fees
Distribution fees
Custodian fees	2,572
Transfer agent fees	4,316
Registration and filing fees	3,497
Professional fees and expenses	23,947
Printing and postage fees	3,391
Miscellaneous expenses	517
TOTAL EXPENSES	41,982
Expenses waived/reimbursed by the Adviser	(40,418)
NET EXPENSES	1,564
NET INVESTMENT INCOME (LOSS)	$ 119,499
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	68,751
Investments — affiliated issuers	308
Net realized gain (loss)	69,059
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,966,474
Investments — affiliated issuers	570,025
Net change in unrealized appreciation/depreciation	2,536,499
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,605,558
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,725,057
(a) For the period October 30, 2023 (commencement of operations) through December 31, 2023.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period 10/30/23*- 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 119,499
Net realized gain (loss)	69,059
Net change in unrealized appreciation/depreciation	2,536,499
Net increase (decrease) in net assets resulting from operations	2,725,057
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(118,800)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	20,000,000
Net increase (decrease) in net assets from beneficial interest transactions	20,000,000
Net increase (decrease) in net assets during the period	22,606,257
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$22,606,257
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,000,000
Net increase (decrease) from share transactions	2,000,000

*	Commencement of operations.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Class K
For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss)	1.30
Total from investment operations	1.36
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value, end of period	$ 11.30
Total return (b)	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,606
Ratios to Average Net Assets:
Total expenses	1.12%(c)
Net expenses	0.04%(c)
Net investment income (loss)	3.22%(c)
Portfolio turnover rate	2%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
The Fund was formed on October  27, 2023 and commenced operations on October 30, 2023.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, and sub-transfer agency fees) exceed 0.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Board. For the period ended December 31, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $40,111.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.  For the period ended December 31, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $307.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street Corporation ("State Street"), an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2023, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2023, the Fund had one affiliated account representing 100% of the Fund's total outstanding shares.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2023 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$20,496,733	$529,093
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale deferrals, passive foreign investment companies, and nontaxable dividend adjustments to income.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Balanced Index Fund	$118,800	$—	$118,800
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Balanced Index Fund	$70,391	$—	$686	$2,535,180	$2,606,257
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$20,075,478	$2,572,695	$37,515	$2,535,180
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Balanced Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Balanced Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from October 30, 2023 (commencement of operations) to December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 30, 2023 (commencement of operations) to December 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Balanced Index Fund
Class K	0.04%	$1,135.90	$0.07(b)	$1,008.60	$0.07
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 63, then divided by 365.
(b)	For the period October 30, 2023 (commencement of operations) through December 31, 2023.
27

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2023.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2023, are considered qualified dividend income and are eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
28

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on September 13-14, 2023, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Balanced Index Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund at the meeting of the Board held on August 2, 2023, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 5, 2023 and May 10-11, 2023 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following
Information about Comparable Fund Performance, Fees and Expenses
•	Information provided by the Adviser with respect to the proposed strategy for the New Fund.
•	The Adviser’s experience managing a bond index portfolio, which will represent a significant portion of the New Fund’s investment strategy, and the Adviser’s experience managing asset allocation funds, balanced funds and model portfolios.
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
•	Presentations provided by the Adviser at the August 2, 2023, and September 13-14, 2023, Board meetings regarding the New Fund’s proposed investment strategy;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
29

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December 31, 2023 (Unaudited)

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2022; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on September 14, 2023, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
30

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December 31, 2023 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board noted that the New Fund’s investment strategy will involve tracking certain indices and considered the Adviser’s experience in managing other index funds. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the Adviser’s risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered the Adviser’s experience in managing a bond index portfolio, which will represent a significant portion of the New Fund’s investment strategy, as well as the Adviser’s experience managing asset allocation funds, balanced funds and model portfolios.
The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund.  As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual management fee was below the medians of the New Fund’s Expense Group and Expense Universe. The Board also considered that the New Fund’s estimated actual total expenses were below the medians of its Expense Group and Expense Universe. The Board also reviewed information provided by management which showed that the New Fund’s proposed contractual management fee and estimated total expense ratio compared favorably to those of key competitor funds. The Board took into account that the Adviser had agreed to contractually limit the New Fund’s expenses through  April 30, 2025.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds.  The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, reputational and entrepreneurial risk.
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December 31, 2023 (Unaudited)

Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 4/19 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors. (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: since 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Served: since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and officers and is available, without charge, upon request and by calling 1-800- 997-7327.

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITBALIFAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino, Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $718,245 and $697,903, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $67,088 and $64,346, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust’s, if the engagement relates directly to the operations and financial reporting of the Trust’s;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $39,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 7, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 7, 2024